UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

650 8th Street, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, 650 8th Street, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2013
Date of reporting period:	August 31, 2013

ITEM 1 – REPORT TO STOCKHOLDERS

Institutional, J & R Share Classes

Annual Report

August 31, 2013

Table of Contents

Market Highlights	1
Important Fund Information	2
Blue Chip Fund	3
Bond Market Index Fund	4
Diversified Real Asset Fund	5
Global Multi-Strategy Fund	6
Global Opportunities Fund	7
International Equity Index Fund	8
Preferred Securities Fund	9
Small-MidCap Dividend Income Fund	10
Glossary	11
Financial Statements	13
Notes to Financial Statements	27
Schedules of Investments	48
Financial Highlights (Includes performance information)	154
Report of Independent Registered Public Accounting Firm	162
Shareholder Expense Example	163
Supplemental Information	165

Economic & Financial Market Review

For U.S. equities, the 12-month period that began September 1, 2012 started well and ended well, with some significant bumps in between. In mid-September 2012, the Federal Reserve announced its latest round of quantitative easing (QE3) in a continued effort to keep long-term interest rates down. Investors initially responded positively as U.S. equities rallied to deliver more than 6% for the third quarter of 2012. But the next quarter, U.S. equities barely mustered a positive return (0.3%) as the country found itself largely preoccupied first with the presidential election and then, almost immediately, with the protracted fiscal policy debate in Congress.1 As days went by and the December 31, 2012 deadline for Congress to deliver a budget came ever closer, the resulting uncertainty seemed to paralyze U.S. markets.

However, as soon as legislation finally passed on January 1st, 2013 delaying severe budget cuts for another two months, U.S. equities soared, returning 11.1% for the first quarter of 2013.1 Both the Dow Jones Industrial Average and S&P 500 Index reached new highs in March, surpassing their previous records set in 2007 before the recession.2 The market rallied on into the second quarter, but was stymied once again as volatility spiked in May, and again in June, following comments by Fed Chairman Ben Bernanke that stimulus reduction could possibly begin in 2013. Though U.S. stocks receded somewhat on this news from mid-May through June, they rebounded in July and August to ultimately deliver 20.3% overall for the 12-month period ending August 31.1

Throughout the year, strong U.S. market results were driven more by the Fed’s accommodative monetary policy than by the economy. That is not to suggest the economy didn’t improve; real GDP (the output of goods and services produced by labor and property located in the U.S.) did increase over the year, but at a modest rate.3 However, the rate of growth was sufficient to help reduce the unemployment rate to 7.3% as of August 2013, a level last seen in December 2008.4 Two strong sectors of the economy over the period were housing and autos; home prices were up 12.1% year-over-year through June, while automobile sales hit 16.4 million units (annualized) for August.5 Also, corporate earnings rose over the year, with particular strength seen within the financial sector, which posted record earnings in the second quarter of 2013.6 The economic data suggest the U.S. is in a slow-growth economy characterized by rising corporate earnings and slowly declining unemployment.

Still, some storm clouds remain on the horizon. While the unemployment rate has hit a 56-month low, much of the improvement has resulted from job-seekers finding part-time work and occurred within industries at the lower end of the pay scale. Some of the reduction in the unemployment rate also has been due to discouraged job-seekers, who have stopped looking for work and are no longer counted among the unemployed. The weak financial conditions of some local and state governments merit concern as well. Detroit filed for bankruptcy on July 18, culminating a period of difficult negotiations between the city and its labor unions. Detroit is not alone, however. Illinois and California, while not filing for bankruptcy, have huge pension liabilities that ultimately will need to be addressed. We also face the uncertain outcome of the Fed’s tapering process once it is initiated. Interest rates spiked in May when Chairman Bernanke mentioned the possibility of beginning to reduce the Fed’s bond purchase program. A key concern is that should the Fed reduce (and ultimately end) its efforts to artificially keep interest rates low, they will climb. Higher rates could dampen growth, with potentially significant consequences in areas such as auto and home sales.

Outside the U.S., international equities in developed economies returned 18.7% for the one-year period ending Aug. 31, while emerging markets ended the period up just 0.5%.7 For developed markets, accommodative measures unveiled by the European Central Bank (ECB) in September 2012 proved very beneficial. At that time, ECB head Mario Draghi launched a bond-buying plan aimed at providing continued access to the capital markets for troubled nations such as Italy and Spain. These efforts helped to temper investors’ concerns and led to a sustained rally for developed markets, despite the fact that significant political and economic pressures remain.

Though emerging markets rallied in the first months of the past year, they have struggled thus far in 2013. Emerging markets’ recent weak results have been due in large part to weaker demand for commodities and ongoing concern that China’s economy may be slowing down. With an average 10% annual increase in economic growth over the past decade, China helped support the global economy throughout the recession. A potential slowdown in China could impact the pace of global economic growth.8, 9

1 Broad U.S. equities market: Russell 3000 Index

2 The DJIA closed at 14,253.77 on March 5, 2013, surpassing its previous closing high of 14,164.53 achieved in Oct. 2007. The S&P 500 Index closed at 1,569.19 on March 28, 2013, above its previous closing high of 1,565.15 achieved in Oct. 2007.

3 bea.gov

4 U.S. Bureau of Labor Statistics data released Sept. 6, 2013; bls.gov

5 Home prices source: 20-City Composite, S&P/Case-Shiller Home Price Indices; auto sales source: St. Louis Federal Reserve

6 spindices.com

7 International developed markets: MSCI EAFE Index; international emerging markets: MSCI Emerging Markets Index

8 “Challenges for the Future of Chinese Economic Growth,” Jane Haltmaier, Senior Adviser-Division of International Finance, U.S. Federal Reserve, January 2013; federalreserve.gov/pubs/ifdp/2013/1072/ifdp1072.pdf

9 “Fed Study Says China’s Growth Could Slow Sharply by 2030,” Reuters, March 26, 2013; reuters.com/article/2013/03/26/us-usa-fed-china-idUSBRE92P14T20130326

Important Fund Information

The following information applies to all funds shown in the annual report:

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each fund, the illustration is based on performance of the institutional share class.

Investment results shown represent historical performance and do not guarantee future results. Your investment s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800 -222-5852.

A sales charge may apply as follows: Class J shares: contingent deferred sales charge of 1% on redemptions made during the first 18 months. Institutional and Class R Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

See glossary on page 11 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

2

Blue Chip Fund

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of August 31, 2013
	1-Year	Since Inception	Inception Date
Institutional Shares	17.74%	20.41%	6/14/12

What contributed to or detracted from Fund performance during the fiscal year?

Berkshire Hathaway (a diversified company with businesses ranging from insurance to railroads) was up strongly due to continued hardening of the insurance market, the strong stock market (which benefits Berkshire disproportionately) and the company's generally strong earnings. Starbucks (a seller of gourmet coffee and related products at its retail locations worldwide) also benefited portfolio performance; the stock was up significantly as the firm reported excellent same-store sales growth as well as strong and improving margins over the period. Additionally, BlackRock (an asset management company with a strong focus in fixed income, cash management, equities and alternative investments) contributed positively to results. After some concern last year about rising competition in the pricing of exchange-traded funds, BlackRock demonstrated competitive advantage by gaining market share while holding prices firm. In terms of detractors, Apple was down significantly as the company's recently-released products had a negative impact on gross profit. Philip Morris (a leading tobacco manufacturer outside the U.S.) also detracted from results; the firm experienced volume pressures in some of the countries in which it operates due to recently-enacted excise taxes. IBM (a global technology company with significant businesses in IT services, software and hardware) held back results as well due to slowing revenue growth in a tough economic environment.

Bond Market Index Fund

Sub-Advisor: Mellon Capital Management Corporation

Average Annual Total Returns* as of August 31, 2013
			Since	Inception	Extended
		1-Year			Performance
			Inception	Date	Inception Date
Class J Shares	Excluding Sales Charge	-3.34%	3.02%	3/16/10	12/30/09
	Including Sales Charge	-4.29%	3.02%
Institutional Shares		-2.88%	3.75%	12/30/09	-
R-1 Shares		-3.68%	2.84%	12/30/09	-
R-2 Shares		-3.54%	2.99%	12/30/09	-
R-3 Shares		-3.48%	3.15%	12/30/09	-
R-4 Shares		-3.23%	3.37%	12/30/09	-
R-5 Shares		-3.16%	3.48%	12/30/09	-

What contributed to or detracted from Fund performance during the fiscal year?

The corporate sector outpaced the overall Barclays Aggregate Bond Index, with intermediate maturities performing better than longer maturities. The financial sector was particularly strong, driven by strength in the intermediate maturities. Among quality sectors, Baa and A bonds were the best performers over the period. Additionally, the securitized sector (particularly commercial mortgage-backed securities) benefited results due to outperforming the index. In terms of detractors, the portfolio slightly underperformed the Barclays Aggregate Bond Index for the period. The U.S. Treasury sector underperformed relative to the index, as Treasuries priced in an expectation that the Federal Reserve would initiate efforts to wind down the quantitative easing program. Within Treasuries, the long and 20-year+ portions of the sector both fell sharply. Within corporates, both industrials and utilities underperformed, dragged down by losses on longer-maturity bonds.

4

Diversified Real Asset Fund

Sub-Advisors: BlackRock Financial Management, Inc., Brookfield Investment Management, Inc. Credit Suisse Asset Management, LLC, Jennison Associates, LLC, Principal Management Corp., Principal Real Estate Investors, LLC, Symphony Asset Management, LLC and Tortoise Capital Advisors, LLC.

Average Annual Total Returns* as of August 31, 2013
	1-Year	Since Inception	Inception Date
Institutional Shares	2.31%	7.19%	3/16/10

What contributed to or detracted from Fund performance during the fiscal year?

An underweight to the commodities sleeve (sub-advised by Credit Suisse Asset Management, LLC), which was implemented through the use of commodity-linked notes, and an overweight to the floating rate debt sleeve benefited results. From a manager perspective, outperformance by the manager of the master limited partnership (MLP) sleeve (sub-advised by Tortoise Capital Advisors, LLC) contributed positively. This sleeve benefited from not holding securities within the oil and gas production subsector, which underperformed during the period; security selection and an overweight position in the gathering and processing subsector added value as well. Additionally, outperformance by the managers of the U.S. Treasury Inflation-Protected Securities (TIPS) and global real estate investment trust (REIT) sleeves (sub-advised, respectively, by BlackRock Financial Management, Inc and Principal Real Estate Investors, LLC) contributed positively. The TIPS sleeve benefited from its real curve positioning (implemented in part through the use of interest rate swaps and government bond futures) and underweight to off-the-run securities (securities of a given maturity that are not the most recently issued). Within the global REIT sleeve, stock selection within Hong Kong was the top contributor. In terms of detractors, an overweight to the TIPS sleeve contributed negatively to performance. Underperformance by the natural resource stocks sleeve (sub-advised by Jennison Associates, LLC) detracted from results. Within the natural resource stocks sleeve, positions in the materials sector declined, adversely affecting total return. Metals and mining stocks were among the sleeve's largest detractors as weakening gold prices and political turmoil weighed on their returns.

5

Global Multi-Strategy Fund

Sub-Advisors: AQR Capital Management, LLC, Cliffwater, LLC, CHN Partners, LLC, Finisterre Capital, LLP, Loomis, Sayles & Company, L.P, Los Angeles Capital Management and Equity Research, Inc., Pacific Investment Management Company, LLC, Principal Management Corp., Wellington Management Company, LLP, and York Registered Holdings, LP.

Average Annual Total Returns* as of August 31, 2013
	1-Year	Since Inception	Inception Date
Institutional Shares	3.23%	3.64%	10/24/11

What contributed to or detracted from Fund performance during the fiscal year?

From a manager performance perspective, Wellington Management Company, LLP's equity long/short sleeve delivered positive absolute returns for the year and outperformed its benchmark and peer group. Wellington's outperformance was driven by factor positioning and security selection. The firm's long equity portfolio contributed positively, while its hedges (implemented through index futures and options) detracted from performance. Los Angeles (LA) Capital Management and Equity Research, Inc.'s equity long/short sleeve also delivered positive returns, though it underperformed its benchmark and peer group due to having lower equity exposure relative to peers. Pacific Investment Management Company, Inc (PIMCO)'s multi-strategy sleeve benefited performance as it outperformed its peer group and delivered a positive return. The firm's exposure to U.S. Treasuries, U.S. Treasury Inflation-Protected Securities (TIPS), corporate credit, municipals and mortgage-backed securities aided performance at the end of 2012 and during the first quarter of 2013. However, PIMCO's exposure to financial corporates, municipal bonds and high-yield corporates detracted from performance in the last four months of the period, as did exposure to Treasuries, TIPS and non-U.S. currencies (implemented through currency futures). (Some of PIMCO's hedges were implemented through futures and interest rate swaps.) From an asset allocation perspective, an underweight to event-driven strategies detracted from performance. Also, the AQR Capital Management, LLC multi-strategy sleeve underperformed its peer group and benchmark. Exposure to global macro and short-bias strategies detracted from performance for the year. Finisterre Capital LLP's emerging-market credit sleeve was funded in late May 2013, just prior to a period of extreme negative sentiment for emerging markets globally, which detracted from performance. Finisterre did benefit somewhat from its hedges (implemented through credit default swaps and CDX, which is an index similar to credit default swaps). Additionally, though Loomis, Sayles & Company LP delivered a positive return, its credit long/short sleeve underperformed its peer group as its interest rate and credit hedges (implemented through credit default swaps and CDX) detracted.

6

Global Opportunities Fund

Sub-Advisors: Principal Global Investors, LLC

Average Annual Total Returns* as of August 31, 2013
	Since Inception	Inception Date
Institutional Shares	9.10%	12/28/12

What contributed to or detracted from Fund performance during the fiscal year?

Omnicare (provider of pharmaceuticals and related pharmacy services to long-term care institutions, including nursing homes and assisted living facilities) contributed positively to portfolio performance. Earnings momentum was on the upswing, boosted by an operational turnaround and the positive profit impact of a historically large wave of generic drugs in the market. Omnicare’s reorganization plan yielded results that led to estimate revisions and improved investor sentiment. Mitsui Fudosan (Japan-based real estate company with five business segments) added to performance as well. The company benefited from reflation in land prices, prime office rents and the Bank of Japan's accommodative monetary measures. The Japanese commercial property market continued to show improving health over the period, which is anticipated to benefit Mitsui. Additionally, four large-scale commercial facilities unveiled by the firm in January 2013 are expected to begin contributing to profits in fiscal year 2015. Lowe's (home improvement retailer) also added value to the portfolio. The company was a prime beneficiary of the continued housing recovery within the U.S., as well as of strong reported housing data. Management continued to return value to shareholders through share buybacks. Lowe's also announced that it had entered into an asset purchase agreement with Orchard Supply Hardware (under which Lowe's will acquire the majority of Orchard's assets out of Chapter 11 bankruptcy) in a proposed transaction that would enable Lowe’s to increase its presence in California in a more cost-efficient manner than building new stores. In terms of detractors, Krung Thai (Thailand commercial bank offering services throughout the country and also in Laos, China, the U.S. and other locations) negatively impacted performance. The company missed profit expectations for the second quarter of 2013 due to higher provisions and a one-time investment write-off. Krung recently has been hampered by Thailand’s account deficit problem and a weak currency (which has been driving sell-offs in many emerging countries, including Thailand). ENI (Italy-based multinational oil and gas company) also detracted from results. The firm was negatively impacted by a surprise downgrade to fiscal year 2013 guidance for oil services company Saipem (43% owned by ENI). (Saipem was expected to contribute 2-3% of ENI's income in in fiscal year 2013.) Additionally, Banco do Brasil (Brazil-based bank with both individual and corporate customers) hindered portfolio performance. The company underperformed on the back of anti-government protests in Brazil and currency weakness.

7

International Equity Index Fund

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of August 31, 2013
	1-Year	Since Inception	Inception Date
Institutional Shares	18.16%	4.50%	12/30/09
R-1 Shares	17.19%	3.59%	12/30/09
R-2 Shares	17.30%	3.69%	12/30/09
R-3 Shares	17.51%	3.91%	12/30/09
R-4 Shares	17.68%	4.11%	12/30/09
R-5 Shares	17.84%	4.23%	12/30/09

What contributed to or detracted from Fund performance during the fiscal year?

The portfolio performed in line with the MSCI EAFE Index for the period. All 10 of the economic sectors in the index posted positive returns, led by the consumer discretionary and financial sectors. Several top individual contributors were Japan Tobacco, Inc., Mitsubishi Estate Company, Ltd. and SOFTBANK Corp. Though all 10 economic sectors in the index posted positive returns, the energy and materials sectors benefited performance the least. On an individual stock basis, Glencore Xstrata PLC, Koninklijke (Royal) KPN NV and Anglo American PLC were the weakest performers.

8

Preferred Securities Fund

Sub-Advisor: Spectrum Asset Management, Inc.

Average Annual Total Returns* as of August 31, 2013
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	3.74%	9.89%	5.12%	12/29/03	5/1/02
	Including Sales Charge	2.76%	9.89%	5.12%
Institutional Shares		4.32%	10.60%	5.88%	5/1/02	-
R-1 Shares		3.38%	9.64%	4.96%	11/1/04	5/1/02
R-2 Shares		3.51%	9.79%	5.10%	6/1/04	5/1/02
R-3 Shares		3.81%	9.98%	5.30%	6/1/04	5/1/02
R-4 Shares		4.01%	10.20%	5.48%	6/1/04	5/1/02
R-5 Shares		4.12%	10.35%	5.62%	6/1/04	5/1/02

What contributed to or detracted from Fund performance during the fiscal year?

The portfolio benefited from unprecedented policy support in the form of globally coordinated central bank moves and relaxed bank liquidity rules. Performance also was aided by the portfolio's large underweight to the financial sector, which underperformed the index. Additionally, security selection was a strong contributor to outperformance across a variety of countries, such as Bermuda, Australia and Japan, and within industries such as utilities, telecom and financials. The portfolio was negatively impacted by its overweight to U.S. securities, which underperformed international securities. Underweights to the largest sectors in the benchmark, U.S. banking and non-U.S. banking, also held back results as these sectors outperformed the index for the period.

9

Small-MidCap Dividend Income Fund

Sub-Advisors: Edge Asset Management, Inc.

Average Annual Total Returns* as of August 31, 2013
	1-Year	Since Inception	Inception Date
Institutional Shares	21.32%	13.60%	6/6/11

What contributed to or detracted from Fund performance during the fiscal year?

Selection within the consumer discretionary sector aided performance as Sinclair Broadcast Group, Inc. outperformed due to favorable acquisitions that bolstered profits. The portfolio also benefited from selection within the industrial sector, where IDEX Corporation and Lincoln Electric Holdings outperformed. Selection within the materials sector added value as well. In terms of detractors, stock selection within the information technology sector hindered performance; in particular, Maxim Integrated Products underperformed due to reduced profit expectations. Stock selection also detracted within the health care sector, where Landauer underperformed due to soft revenue and earnings resulting from weak military orders and competitive pricing pressure. Finally, stock selection within the financial sector hindered results as real estate investment trusts underperformed.

10

Glossary

Barclays Aggregate Bond Index:

A broad-based index intended to represent the U.S. fixed-income market.

Barclays U.S. Tier I Capital Securities Index:

Tracks the market for deeply subordinated fixed income securities that qualify for treatment as regulatory capital by regulators or receive quasi-equity credit from ratings agencies. The index is comprised of Tier 1 securities from both banks and non-bank entities (insurance companies seeking regulatory capital treatment, corporate seeking equity treatment).

Barclays U.S. Treasury Inflation Protection Securities (TIPS) Index:

An index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

BofA Merrill Lynch Fixed Rate Preferred Securities Index:

Tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market.

Credit Suisse Leveraged Loan Index:

This index tracks the investable market of the U.S. dollar denominated leveraged loan market. It consists of issues rated 5B or lower, meaning that the highest rated issues included in this index are Moody s/S&P ratings of Baa1/BB+ or Ba1/BBB+. All loans are funded term loans with a tenor of at least one year and are made by issuers domiciled in developed countries.

Diversified Real Asset Custom Index:

Composed of 17% Barclays U.S. Treasury TIPS Index, 20% Credit Suisse Leveraged Loan Index, 20% Dow Jones Brookfield Global Infrastructure Index, 18% Dow Jones UBS Commodity Index, 5% FTSE EPRA/NAREIT Developed Index, 8% S&P North American Natural Resources Index, and 12% Tortoise MLP Index.

Dow Jones Brookfield Global Infrastructure Index:

Measures the stock performance of companies that exhibit strong infrastructure characteristics. Index components are required to have more than 70% of cash flows derived from infrastructure lines of business. The index intends to measure all sectors of the infrastructure market.

Dow Jones UBS Commodity Index: Composed of futures contracts on physical commodities.

FTSE EPRA/NAREIT Developed Index:

Designed to represent general trends in eligible real estate equities worldwide

Hedge Fund Research, Inc. (HFRI) Fund-of-Funds Composite Index

The equal-weighted index consists of over 800 constituent hedge funds, including both domestic and offshore funds.

Morgan Stanley Capital International (MSCI) All Country World Index:

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Morgan Stanley Capital International (MSCI) EAFE Index NDTRD:

A broad-based, capitalization-weighted index of equity markets representing 21 countries in Europe, Australasia, and the Far East.

Morningstar Conservative Allocation Category:

An average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.

Morningstar Foreign Large Blend Category:

Foreign large-blend portfolios invest in a variety of big international stocks. Most of these portfolios divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These portfolios primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios typically will have less than 20% of assets invested in U.S. stocks.

11

Glossary

Morningstar Intermediate-Term Bond Category:

Intermediate-term bond portfolios invest primarily in corporate and other investment-grade U.S. fixed-income issues and have durations of 3.5 to six years (or, if duration is unavailable, average effective maturities of four to 10 years). These portfolios are less sensitive to interest rates, and therefore less volatile, than portfolios that have longer durations.

Morningstar Large Growth Category:

An average of the net asset value (NAV) returns of mutual funds that invest in large U.S. companies that are projected to grow faster the other large- cap stocks.

Morningstar Long Term Bond Category:

Invest primarily in corporate and other investment-grade U.S. fixed-income issues and have durations of more than six years (or, if duration is unavailable, average effective maturities greater than 10 years). Due to their long durations, these portfolios are exposed to greater interest rate risk.

Morningstar Multialternative Category:

These funds will use a combination of alternative strategies such as taking long and short positions in equity and debt, trading futures, or using convertible arbitrage, among others. Funds in this category have a majority of their assets exposed to alternative strategies and include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes.

Morningstar Small Value Category:

Small-value portfolios invest in small U.S. companies with valuations and growth rates below other small-cap peers. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

Morningstar World Stock Category:

Invest the majority of their assets in the U. S., Europe, and Japan, with the remainder divided among the globe s smaller markets. These portfolios typically have 20%-60% of assets in U.S. stocks.

Russell 1000® Growth Index:

Measures the performance of those Russell 1000® Index securities with higher price-to-book ratios and higher forecasted growth values.

Russell 2500® Value Index:

Measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to -book ratios and lower forecasted growth values.

S&P North American Natural Resources Index:

Measures the performance of U.S. traded stocks of natural resource related companies in the U.S. and Canada.

Tortoise Master Limited Partnership (MLP) Index

A float-adjusted, capitalization weighted index of energy master limited partnerships comprised of the following sub sectors: Crude Oil Pipelines, Gathering & Processing, Natural Gas Pipelines, and Refined Products Pipelines.

12

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
August 31, 2013

			Bond Market	Diversified Real
Amounts in thousands, except per share amounts	Blue Chip Fund		Index Fund	Asset Fund

Investment in securities--at cost		$181,331	$ 1,674,109	$1,765,566

Foreign currency--at cost	$		$	$766

Assets
Investment in securities--at value		$178,101	$ 1,654,890	$1,797,827
Foreign currency--at value				765
Cash		1,353	427	32,868
Deposits with counterparty				714
Receivables:
Dividends and interest		243	8,317	3,523
Expense reimbursement from Manager		22		68
Expense reimbursement from Distributor			4
Foreign currency contracts				130
Fund shares sold		106	198	1,834
Investment securities sold			4,496	11,900
Unrealized gain on OTC swap agreements				522
Unrealized gain on unfunded loan commitments				3
Variation margin on futures contracts				12
Other assets				7

Total Assets		179,825	1,668,332	1,850,173
Liabilities
Accrued management and investment advisory fees		73	326	1,284
Accrued administrative service fees			2
Accrued distribution fees			14	102
Accrued service fees			10
Accrued transfer agent fees			13	261
Accrued directors' expenses		2	2	4
Accrued other expenses		18	33	164
Payables:
Fund shares redeemed			646	988
Investment securities purchased			130,659	17,426
Options and swaptions contracts written (premiums received $0, $0 and $122)				161
Unrealized loss on OTC swap agreements				226
Variation margin on futures contracts				75

Total Liabilities		93	131,705	20,691

Net Assets Applicable to Outstanding Shares		$179,732	$ 1,536,627	$1,829,482

Net Assets Consist of:
Capital Shares and additional paid-in-capital		$182,654	$ 1,552,195	$1,759,776
Accumulated undistributed (overdistributed) net investment income (loss)		269	21,776	17,525
Accumulated undistributed (overdistributed) net realized gain (loss)		39	(18,125)	19,370
Net unrealized appreciation (depreciation) of investments		(3,230)	(19,219)	32,683
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency				128

Total Net Assets		$179,732	$ 1,536,627	$1,829,482

Capital Stock (par value: $. 01 a share):
Shares authorized		500,000	710,000	1,400,000
Net Asset Value Per Share:
Class A: Net Assets		N/A	N/A	$281,607
Shares Issued and Outstanding				24,019
Net Asset Value per share				$11.72
Maximum Offering Price				$12.18

Class C: Net Assets		N/A	N/A	$49,372
Shares Issued and Outstanding				4,273
Net Asset Value per share				$11.55 (a)

Class J: Net Assets		N/A	$25,256	N/A
Shares Issued and Outstanding			2,377
Net Asset Value per share			$10.63 (a)

Class P: Net Assets		N/A	N/A	$60,294
Shares Issued and Outstanding				5,117
Net Asset Value per share				$11.78

Institutional: Net Assets		$179,732	$ 1,462,194	$1,438,209
Shares Issued and Outstanding		14,448	136,583	121,766
Net Asset Value per share		$12.44	$10.71	$11.81

R-1: Net Assets		N/A	$1,513	N/A
Shares Issued and Outstanding			143
Net Asset Value per share			$10.60

R-2: Net Assets		N/A	$3,985	N/A
Shares Issued and Outstanding			376
Net Asset Value per share			$10.61

R-3: Net Assets		N/A	$11,485	N/A
Shares Issued and Outstanding			1,082
Net Asset Value per share			$10.61

R-4: Net Assets		N/A	$7,137	N/A
Shares Issued and Outstanding			670
Net Asset Value per share			$10.65

R-5: Net Assets		N/A	$25,057	N/A
Shares Issued and Outstanding			2,350
Net Asset Value per share			$10.66

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

13

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
August 31, 2013

	Global Multi-	Global	International
Amounts in thousands, except per share amounts	Strategy Fund	Opportunities Fund	Equity Index Fund

Investment in securities--at cost	$989,433	$ 1,065,122	$417,641

Foreign currency--at cost	$4,931	$ 1,594	$89

Assets
Investment in securities--at value	$ 1,025,475	$ 1,077,824	$466,605
Foreign currency--at value	4,895	1,582	89
Cash	333,448	40,134	4
Deposits with counterparty	19,489		319
Receivables:
Dividends and interest	4,187	1,401	2,125
Expense reimbursement from Manager	95
Foreign currency contracts	6,358
Fund shares sold	2,362	256	630
Investment securities sold	35,267	13,683
Swap premiums paid	1,115
Unrealized gain on OTC swap agreements	2,127
Variation margin on financial derivative instruments	1,604

Total Assets	1,436,422	1,134,880	469,772
Liabilities
Accrued management and investment advisory fees	1,471	805	97
Accrued administrative service fees			1
Accrued distribution fees	37		3
Accrued service fees			9
Accrued transfer agent fees	11	1
Accrued directors' expenses	4	2	1
Accrued other expenses	537	207	208
Payables:
Foreign currency contracts	4,538
Fund shares redeemed	507	253	2
Investment securities purchased	10,763	29,074	3,263
Options and swaptions contracts written (premiums received $3,801, $0 and $0)	2,365
Reverse repurchase agreements	12,220
Short sales (proceeds received $257,937, $0 and $0)	279,379
Swap premiums received	1,642
Unrealized loss on OTC swap agreements	2,099
Variation margin on financial derivative instruments	414		51

Total Liabilities	315,987	30,342	3,635

Net Assets Applicable to Outstanding Shares	$ 1,120,435	$ 1,104,538	$466,137

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,104,509	$ 1,110,069	$347,200
Accumulated undistributed (overdistributed) net investment income (loss)	1,375	4,300	11,938
Accumulated undistributed (overdistributed) net realized gain (loss)	(5,107)	(22,496)	58,065
Net unrealized appreciation (depreciation) of investments	17,897	12,702	48,938
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	1,761	(37)	(4)

Total Net Assets	$ 1,120,435	$ 1,104,538	$466,137

Capital Stock (par value: $. 01 a share):
Shares authorized	1,450,000	500,000	400,000
Net Asset Value Per Share:
Class A: Net Assets	$100,180	N/A	N/A
Shares Issued and Outstanding	9,567
Net Asset Value per share	$10.47
Maximum Offering Price	$10.88

Class C: Net Assets	$21,035	N/A	N/A
Shares Issued and Outstanding	2,023
Net Asset Value per share	$10.40 (a)

Class P: Net Assets	$66,419	N/A	N/A
Shares Issued and Outstanding	6,321
Net Asset Value per share	$10.51

Institutional: Net Assets	$932,801	$ 1,104,538	$424,630
Shares Issued and Outstanding	88,488	101,234	38,915
Net Asset Value per share	$10.54	$ 10.91	$10.91

R-1: Net Assets	N/A	N/A	$123
Shares Issued and Outstanding			11
Net Asset Value per share			$10.69

R-2: Net Assets	N/A	N/A	$490
Shares Issued and Outstanding			45
Net Asset Value per share			$10.89

R-3: Net Assets	N/A	N/A	$8,197
Shares Issued and Outstanding			761
Net Asset Value per share			$10.77

R-4: Net Assets	N/A	N/A	$7,801
Shares Issued and Outstanding			719
Net Asset Value per share			$10.85

R-5: Net Assets	N/A	N/A	$24,896
Shares Issued and Outstanding			2,292
Net Asset Value per share			$10.86

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

14

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. August 31, 2013

		Small-MidCap
	Preferred	Dividend
Amounts in thousands, except per share amounts	Securities Fund	Income Fund

Investment in securities--at cost	$ 4,465,843	$ 458,617

Investment in affiliated securities--at cost	$61,820	$

Assets
Investment in securities--at value	$ 4,660,483	$ 518,075
Investment in affiliated securities--at value	67,772
Cash	43	113
Receivables:
Dividends and interest	50,832	961
Expense reimbursement from Manager		12
Expense reimbursement from Distributor	6
Fund shares sold	28,293	2,060
Investment securities sold	20,748	1,165

Total Assets	4,828,177	522,386
Liabilities
Accrued management and investment advisory fees	2,925	345
Accrued administrative service fees	1
Accrued distribution fees	1,048	38
Accrued service fees	3
Accrued transfer agent fees	985	20
Accrued directors' expenses	6	3
Accrued other expenses	237	31
Payables:
Dividends payable	20,546
Fund shares redeemed	26,470	104
Investment securities purchased		6,159

Total Liabilities	52,221	6,700

Net Assets Applicable to Outstanding Shares	$ 4,775,956	$ 515,686

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 4,483,557	$ 442,986
Accumulated undistributed (overdistributed) net investment income (loss)	4,795	3,006
Accumulated undistributed (overdistributed) net realized gain (loss)	87,012	10,237
Net unrealized appreciation (depreciation) of investments	200,592	59,458
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency		(1)

Total Net Assets	$ 4,775,956	$ 515,686

Capital Stock (par value: $. 01 a share):
Shares authorized	1,900,000	1,700,000
Net Asset Value Per Share:
Class A: Net Assets	$ 1,108,540	$ 109,770
Shares Issued and Outstanding	109,003	8,963
Net Asset Value per share	$10.17	$12.25
Maximum Offering Price	$10.57	$12.96

Class C: Net Assets	$911,340	$ 20,427
Shares Issued and Outstanding	89,690	1,673
Net Asset Value per share	$10.16 (a)	$12.21 (a)

Class J: Net Assets	$33,590	N/A
Shares Issued and Outstanding	3,368
Net Asset Value per share	$9.97 (a)

Class P: Net Assets	$824,389	$ 32,430
Shares Issued and Outstanding	81,530	2,616
Net Asset Value per share	$10.11	$12.40

Institutional: Net Assets	$ 1,884,821	$ 353,059
Shares Issued and Outstanding	186,256	28,716
Net Asset Value per share	$10.12	$12.29

R-1: Net Assets	$1,761	N/A
Shares Issued and Outstanding	175
Net Asset Value per share	$10.08

R-2: Net Assets	$1,009	N/A
Shares Issued and Outstanding	100
Net Asset Value per share	$10.04

R-3: Net Assets	$4,107	N/A
Shares Issued and Outstanding	408
Net Asset Value per share	$10.07

R-4: Net Assets	$1,436	N/A
Shares Issued and Outstanding	143
Net Asset Value per share	$10.06

R-5: Net Assets	$4,963	N/A
Shares Issued and Outstanding	492
Net Asset Value per share	$10.09

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

15

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended August 31, 2013

		Bond Market	Diversified Real
Amounts in thousands	Blue Chip Fund	Index Fund	Asset Fund

Net Investment Income (Loss)
Income:
Dividends	$452	$	$21,275
Withholding tax	(12)		(790)
Interest		30,450	18,879

Total Income	440	30,450	39,364
Expenses:
Management and investment advisory fees	140	4,214	12,964
Distribution fees - Class A	N/A	N/A	664
Distribution fees - Class C	N/A	N/A	473
Distribution fees - Class J	N/A	131	N/A
Distribution fees - R-1	N/A	7	N/A
Distribution fees - R-2	N/A	13	N/A
Distribution fees - R-3	N/A	29	N/A
Distribution fees - R-4	N/A	7	N/A
Administrative service fees - R-1	N/A	5	N/A
Administrative service fees - R-2	N/A	9	N/A
Administrative service fees - R-3	N/A	8	N/A
Administrative service fees - R-4	N/A	2	N/A
Administrative service fees - R-5	N/A	3	N/A
Registration fees - Class A	N/A	N/A	54
Registration fees - Class C	N/A	N/A	20
Registration fees - Class J	N/A	22	N/A
Registration fees - Class P	N/A	N/A	26
Registration fees - Institutional	28	84	163
Service fees - R-1	N/A	5	N/A
Service fees - R-2	N/A	11	N/A
Service fees - R-3	N/A	29	N/A
Service fees - R-4	N/A	18	N/A
Service fees - R-5	N/A	61	N/A
Shareholder reports - Class A	N/A	N/A	88
Shareholder reports - Class C	N/A	N/A	8
Shareholder reports - Class J	N/A	16	N/A
Shareholder reports - Class P	N/A	N/A	7
Shareholder reports - Institutional	1		15
Transfer agent fees - Class A	N/A	N/A	861
Transfer agent fees - Class C	N/A	N/A	70
Transfer agent fees - Class J	N/A	40	N/A
Transfer agent fees - Class P	N/A	N/A	42
Transfer agent fees - Institutional		2	140
Custodian fees	2	42	109
Directors' expenses	3	23	24
Professional fees	16	24	27
Other expenses		14	16

Total Gross Expenses	190	4,819	15,771
Less: Reimbursement from Manager - Class A	N/A	N/A	575
Less: Reimbursement from Manager - Class C	N/A	N/A	20
Less: Reimbursement from Manager - Institutional	41
Less: Reimbursement from Distributor - Class J	N/A	58	N/A

Total Net Expenses	149	4,761	15,176

Net Investment Income (Loss)	291	25,689	24,188

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	42	(1,715)	21,353
Foreign currency transactions			(701)
Futures contracts			634
Options and swaptions			(359)
Short sales		25
Swap agreements			(22)
Change in unrealized appreciation/depreciation of:
Investments	(3,537)	(77,072)	(21,931)
Futures contracts			(76)
Options and swaptions			(39)
Swap agreements			403
Translation of assets and liabilities in foreign currencies			(8)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(3,495)	(78,762)	(746)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,204)	$(53,073)	$23,442

See accompanying notes.

16

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended August 31, 2013

		Global
	Global Multi-	Opportunities	International Equity
Amounts in thousands	Strategy Fund	Fund (a)	Index Fund

Net Investment Income (Loss)
Income:
Dividends	$7,569	$ 10,293	$ 24,230
Withholding tax	(204)	(874)	(2,276)
Interest	9,766	2	8

Total Income	17,131	9,421	21,962
Expenses:
Management and investment advisory fees	10,515	3,525	1,816
Distribution fees - Class A	97	N/A	N/A
Distribution fees - Class C	76	N/A	N/A
Distribution fees - R-1	N/A	N/A	1
Distribution fees - R-2	N/A	N/A	1
Distribution fees - R-3	N/A	N/A	13
Distribution fees - R-4	N/A	N/A	6
Administrative service fees - R-2	N/A	N/A	1
Administrative service fees - R-3	N/A	N/A	4
Administrative service fees - R-4	N/A	N/A	2
Administrative service fees - R-5	N/A	N/A	2
Registration fees - Class A	36	N/A	N/A
Registration fees - Class C	17	N/A	N/A
Registration fees - Class P	34	N/A	N/A
Registration fees - Institutional	129	198	51
Service fees - R-2	N/A	N/A	1
Service fees - R-3	N/A	N/A	13
Service fees - R-4	N/A	N/A	15
Service fees - R-5	N/A	N/A	52
Shareholder meeting expense - Class A	14	N/A	N/A
Shareholder meeting expense - Class C	4	N/A	N/A
Shareholder meeting expense - Class P	1	N/A	N/A
Shareholder meeting expense - Institutional	3
Shareholder reports - Class A	6	N/A	N/A
Shareholder reports - Class C	1	N/A	N/A
Shareholder reports - Class P	1	N/A	N/A
Shareholder reports - Institutional		2
Transfer agent fees - Class A	35	N/A	N/A
Transfer agent fees - Class C	9	N/A	N/A
Transfer agent fees - Class P	7	N/A	N/A
Transfer agent fees - Institutional	3	2	1
Custodian fees	238	48	321
Directors' expenses	12	6	10
Dividends and interest on securities sold short	4,026
Index license fees			254
Professional fees	60	11	33
Other expenses	9	4	8
Reverse repurchase agreement interest expense	11

Total Gross Expenses	15,344	3,796	2,605
Less: Reimbursement from Manager - Class A	50	N/A	N/A
Less: Reimbursement from Manager - Class C	23	N/A	N/A
Less: Reimbursement from Manager - Class P	15	N/A	N/A
Less: Reimbursement from Manager - Institutional	98

Total Net Expenses	15,158	3,796	2,605

Net Investment Income (Loss)	1,973	5,625	19,357

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	32,845	(22,496)	69,167
Foreign currency transactions	1,431	(1,325)	(192)
Futures contracts	(14,474)		1,725
Options and swaptions	2,885
Short sales	(20,015)
Swap agreements	(2,141)
Change in unrealized appreciation/depreciation of:
Investments	15,192	12,702	60,957
Futures contracts	5,388		(542)
Options and swaptions	(221)
Short sales	(15,193)
Swap agreements	465
Translation of assets and liabilities in foreign currencies	1,575	(37)	15

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	7,737	(11,156)	131,130

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,710	$ (5,531)	$ 150,487

(a)	Period from December 28, 2012, date operations commenced, through August 31, 2013.

See accompanying notes.

17

STATEMENTS OF OPERATIONS PRINCIPAL FUNDS, INC. Year Ended August 31. 2013

		Small-MidCap
	Preferred	Dividend
Amounts in thousands	Securities Fund	Income Fund

Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$5,112	$
Dividends	135,511	17,061
Withholding tax	(288)	(318)
Interest	174,575	17

Total Income	314,910	16,760
Expenses:
Management and investment advisory fees	35,594	3,099
Distribution fees - Class A	3,050	127
Distribution fees - Class C	9,624	56
Distribution fees - Class J	155	N/A
Distribution fees - R-1	6	N/A
Distribution fees - R-2	4	N/A
Distribution fees - R-3	8	N/A
Distribution fees - R-4	1	N/A
Administrative service fees - R-1	5	N/A
Administrative service fees - R-2	2	N/A
Administrative service fees - R-3	2	N/A
Administrative service fees - R-5	1	N/A
Registration fees - Class A	105	37
Registration fees - Class C	67	18
Registration fees - Class J	23	N/A
Registration fees - Class P	138	26
Registration fees - Institutional	123	29
Service fees - R-1	4	N/A
Service fees - R-2	3	N/A
Service fees - R-3	8	N/A
Service fees - R-4	3	N/A
Service fees - R-5	11	N/A
Shareholder meeting expense - Institutional	4
Shareholder reports - Class A	99	7
Shareholder reports - Class C	60	1
Shareholder reports - Class J	13	N/A
Shareholder reports - Class P	112	2
Shareholder reports - Institutional	99	1
Transfer agent fees - Class A	1,228	56
Transfer agent fees - Class C	893	8
Transfer agent fees - Class J	74	N/A
Transfer agent fees - Class P	1,000	17
Transfer agent fees - Institutional	771	3
Custodian fees	39	8
Directors' expenses	72	8
Professional fees	27	17
Other expenses	73	2

Total Gross Expenses	53,501	3,522
Less: Reimbursement from Manager - Class C		7
Less: Reimbursement from Manager - Class P		16
Less: Reimbursement from Distributor - Class J	69	N/A

Total Net Expenses	53,432	3,499

Net Investment Income (Loss)	261,478	13,261

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	152,992	11,751
Investment transactions in affiliated securities	127
Foreign currency transactions		2
Change in unrealized appreciation/depreciation of:
Investments	(234,778)	43,757
Investments in affiliated securities	(754)
Translation of assets and liabilities in foreign currencies		(1)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(82,413)	55,509

Net Increase (Decrease) in Net Assets Resulting from Operations	$179,065	$68,770

See accompanying notes.

18

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands			Blue Chip Fund

			Year Ended	Period Ended
			August 31, 2013	August 31, 2012 (a)

Operations
Net investment income (loss)			$291	$10
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			42	4
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(3,537)	307

		Net Increase (Decrease) in Net Assets Resulting from Operations	(3,204)	321

Dividends and Distributions to Shareholders
From net investment income			(32)
From net realized gain on investments			(7)

		Total Dividends and Distributions	(39)

Capital Share Transactions
Net increase (decrease) in capital share transactions			177,654	5,000

		Total increase (decrease) in net assets	174,411	5,321

Net Assets
Beginning of period			5,321

End of period (including undistributed net investment income as set forth below)			$179,732	$5,321

Undistributed (overdistributed) net investment income (loss)			$269	$10

	Institutional

Capital Share Transactions:
Year Ended August 31, 2013
Dollars:
Sold		$184,070
Redeemed		(6,416)

Net Increase (Decrease)		$177,654

Shares:
Sold		14,448
Redeemed		(500)

Net Increase (Decrease)		13,948

Period Ended August 31, 2012(a)
Dollars:
Sold		$5,000
Net Increase (Decrease)		$5,000

Shares:
Sold		500
Net Increase (Decrease)		500

Distributions:
Year Ended August 31, 2013
From net investment
income		$(32)
From net realized gain on
investments		(7)

Total Dividends and
Distributions		$(39)

Period Ended August 31, 2012(a)
From net investment
income	$
From net realized gain on
investments

Total Dividends and
Distributions	$

(a)	Period from June 14, 2012, date operations commenced, through August 31, 2012.

See accompanying notes.

19

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Bond Market Index Fund

								Year Ended	Year Ended
								August 31, 2013	August 31, 2012

Operations
Net investment income (loss)								$25,689	$28,142
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								(1,690)	29,590
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(77,072)	20,235

		Net Increase (Decrease) in Net Assets Resulting from Operations						(53,073)	77,967

Dividends and Distributions to Shareholders
From net investment income								(34,750)	(27,359)
From net realized gain on investments								(766)

					Total Dividends and Distributions			(35,516)	(27,359)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(4,624)	556,197

				Total increase (decrease) in net assets				(93,213)	606,805

Net Assets
Beginning of period								1,629,840	1,023,035

End of period (including undistributed net investment income as set forth below)								$1,536,627	$1,629,840

Undistributed (overdistributed) net investment income (loss)								$21,776	$22,499

	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended August 31, 2013
Dollars:
Sold	$4,212	$393,129	$426	$990	$5,746	$2,870	$10,841
Reinvested	479	34,097	28	65	212	132	501
Redeemed	(9,647)	(434,354)	(1,101)	(1,648)	(3,923)	(1,665)	(6,014)

Net Increase (Decrease)	$(4,956) $	(7,128)	$(647) $	(593) $	2,035	$1,337	$5,328

Shares:
Sold	382	35,640	39	91	522	260	981
Reinvested	44	3,087	2	6	19	12	45
Redeemed	(882)	(40,070)	(100)	(150)	(360)	(153)	(549)

Net Increase (Decrease)	(456)	(1,343)	(59)	(53)	181	119	477

Year Ended August 31, 2012
Dollars:
Sold	$7,865	$ 1,196,195	$1,244	$2,071	$6,809	$2,949	$14,102
Reinvested	608	26,011	32	74	130	163	341
Redeemed	(7,959)	(682,161)	(617)	(946)	(2,810)	(2,981)	(4,923)

Net Increase (Decrease)	$514	$540,045	$659	$1,199	$4,129	$131	$9,520

Shares:
Sold	719	109,072	114	189	620	269	1,280
Reinvested	57	2,406	3	7	12	15	32
Redeemed	(729)	(61,697)	(57)	(86)	(256)	(274)	(447)

Net Increase (Decrease)	47	49,781	60	110	376	10	865

Distributions:
Year Ended August 31, 2013
From net investment
income	$(466) $	(33,369)	$(27) $	(63) $	(207) $	(129) $	(489)
From net realized gain on
investments	(15)	(728)	(1)	(2)	(5)	(3)	(12)

Total Dividends and Distributions $	(481) $	(34,097)	$(28) $	(65) $	(212) $	(132) $	(501)

Year Ended August 31, 2012
From net investment
income	$(608) $	(26,011)	$(32) $	(74) $	(130) $	(163) $	(341)
From net realized gain on
investments

Total Dividends and Distributions $	(608) $	(26,011)	$(32) $	(74) $	(130) $	(163) $	(341)

See accompanying notes.

20

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					Diversified Real Asset Fund

					Year Ended	Year Ended
					August 31, 2013	August 31, 2012

Operations
Net investment income (loss)					$24,188	$11,285
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					20,905	30,266
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					(21,651)	16,577

		Net Increase (Decrease) in Net Assets Resulting from Operations			23,442	58,128

Dividends and Distributions to Shareholders
From net investment income					(16,722)	(3,221)
From net realized gain on investments					(34,473)	(22,093)

				Total Dividends and Distributions	(51,195)	(25,314)

Capital Share Transactions
Net increase (decrease) in capital share transactions					554,630	557,738

				Total increase (decrease) in net assets	526,877	590,552

Net Assets
Beginning of period					1,302,605	712,053

End of period (including undistributed net investment income as set forth below)					$1,829,482	$1,302,605

Undistributed (overdistributed) net investment income (loss)					$17,525	$13,191

	Class A	Class C	Class P	Institutional

Capital Share Transactions:
Year Ended August 31, 2013
Dollars:
Sold	$91,229	$19,702	$43,469	$562,471
Reinvested	8,323	989	990	39,084
Redeemed	(59,650)	(12,580)	(22,626)	(116,771)

Net Increase (Decrease)	$39,902	$8,111	$21,833	$484,784

Shares:
Sold	7,662	1,671	3,628	46,909
Reinvested	713	86	84	3,325
Redeemed	(5,022)	(1,071)	(1,896)	(9,778)

Net Increase (Decrease)	3,353	686	1,816	40,456

Year Ended August 31, 2012
Dollars:
Sold	$ 181,189 $	13,834	$25,222	$433,735
Reinvested	4,333	701	460	18,836
Redeemed	(36,168)	(10,455)	(16,841)	(57,108)

Net Increase (Decrease)	$ 149,354 $	4,080	$8,841	$395,463

Shares:
Sold	15,774	1,211	2,196	37,889
Reinvested	394	65	42	1,702
Redeemed	(3,149)	(918)	(1,470)	(4,954)

Net Increase (Decrease)	13,019	358	768	34,637

Distributions:
Year Ended August 31, 2013
From net investment
income	$(2,421) $	(117) $	(502) $	(13,682)
From net realized gain on
investments	(6,249)	(1,143)	(1,088)	(25,993)

Total Dividends and
Distributions	$(8,670) $	(1,260) $	(1,590) $	(39,675)

Year Ended August 31, 2012
From net investment
income	$(408) $		$(108) $	(2,705)
From net realized gain on
investments	(4,238)	(928)	(731)	(16,196)

Total Dividends and
Distributions	$(4,646) $	(928) $	(839) $	(18,901)

See accompanying notes.

21

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									Global Multi-Strategy Fund

									Year Ended	Period Ended
									August 31, 2013	August 31, 2012 (a)

Operations
Net investment income (loss)									$1,973	$(999)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									531	1,654
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									7,206	12,452

				Net Increase (Decrease) in Net Assets Resulting from Operations					9,710	13,107

Dividends and Distributions to Shareholders
From net realized gain on investments									(6,899)

								Total Dividends and Distributions	(6,899)

Capital Share Transactions
Net increase (decrease) in capital share transactions									631,609	472,908

								Total increase (decrease) in net assets	634,420	486,015

Net Assets
Beginning of period									486,015

End of period (including undistributed net investment income as set forth below)									$1,120,435	$486,015

Undistributed (overdistributed) net investment income (loss)									$1,375	$(370)

	Class A			Class C	Class P		Institutional

Capital Share Transactions:
Year Ended August 31, 2013
Dollars:
Sold	$ 106,941 $			20,529		$71,488		$484,250
Reinvested		167		22		18		6,663
Redeemed	(14,855)			(883)		(5,342)		(37,389)

Net Increase (Decrease)		$92,253		$19,668		$66,164		$453,524

Shares:
Sold		10,144		1,958		6,757		45,474
Reinvested		16		2		2		642
Redeemed		(1,413)		(85)		(506)		(3,543)

Net Increase (Decrease)		8,747		1,875		6,253		42,573

Period Ended August 31, 2012(a)
Dollars:
Sold		$10,510		$1,526		$884		$497,969
Redeemed		(2,146)				(183)		(35,652)

Net Increase (Decrease)		$8,364		$1,526		$701		$462,317

Shares:
Sold		1,031		148		86		49,393
Redeemed		(211)				(18)		(3,478)

Net Increase (Decrease)		820		148		68		45,915

Distributions:
Year Ended August 31, 2013
From net investment
income	$		$		$		$
From net realized gain on
investments		(171)		(43)		(20)		(6,665)

Total Dividends and
Distributions		$(171) $		(43) $		(20) $		(6,665)

Period Ended August 31, 2012(a)
From net investment
income	$		$		$		$
From net realized gain on
investments

Total Dividends and
Distributions	$		$		$		$

(a)	Period from October 24, 2011, date operations commenced, through August 31, 2012.

See accompanying notes.

22

	STATEMENT OF CHANGES IN NET ASSETS
	PRINCIPAL FUNDS, INC.

		Global
		Opportunities
Amounts in thousands		Fund

		Period Ended
		August 31, 2013 (a)

Operations
Net investment income (loss)		$5,625
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements		(23,821)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies		12,665

	Net Increase (Decrease) in Net Assets Resulting from Operations	(5,531)

Capital Share Transactions
Net increase (decrease) in capital share transactions		1,110,069

	Total increase (decrease) in net assets	1,104,538

Net Assets
Beginning of period

End of period (including undistributed net investment income as set forth below)		$1,104,538

Undistributed (overdistributed) net investment income (loss)		$4,300

	Institutional

Capital Share Transactions:
Period Ended August 31, 2013(a)
Dollars:
Sold	$ 1,149,034
Redeemed	(38,965)

Net Increase (Decrease)	$ 1,110,069

Shares:
Sold	104,804
Redeemed	(3,570)

Net Increase (Decrease)	101,234

Distributions:
Period Ended August 31, 2013(a)
From net investment
income	$
From net realized gain on
investments

Total Dividends and
Distributions	$

(a)	Period from December 28, 2012, date operations commenced, through August 31, 2013.

See accompanying notes.

23

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							International Equity Index Fund

							Year Ended	Year Ended
							August 31, 2013	August 31, 2012

Operations
Net investment income (loss)							$19,357	$21,376
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							70,700	(7,827)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							60,430	(5,994)

		Net Increase (Decrease) in Net Assets Resulting from Operations					150,487	7,555

Dividends and Distributions to Shareholders
From net investment income							(26,316)	(14,273)
From net realized gain on investments								(622)

					Total Dividends and Distributions		(26,316)	(14,895)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(465,968)	271,573

				Total increase (decrease) in net assets			(341,797)	264,233

Net Assets
Beginning of period							807,934	543,701

End of period (including undistributed net investment income as set forth below)							$466,137	$807,934

Undistributed (overdistributed) net investment income (loss)							$11,938	$16,146

	Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended August 31, 2013
Dollars:
Sold	$202,634	$56 $	292	$5,230 $	3,732 $	10,711
Reinvested	25,536	2	7	104	126	541
Redeemed	(710,869)	(15)	(55)	(680)	(1,166)	(2,154)

Net Increase (Decrease)	$ (482,699) $	43 $	244	$4,654 $	2,692 $	9,098

Shares:
Sold	18,952	5	28	493	351	1,040
Reinvested	2,506		1	10	12	53
Redeemed	(65,286)	(1)	(6)	(66)	(111)	(205)

Net Increase (Decrease)	(43,828)	4	23	437	252	888

Year Ended August 31, 2012
Dollars:
Sold	$306,287	$52 $	206	$2,251 $	2,694 $	10,609
Reinvested	14,636	1		23	137	98
Redeemed	(61,267)	(3)	(61)	(279)	(2,431)	(1,380)

Net Increase (Decrease)	$259,656	$50 $	145	$1,995 $	400 $	9,327

Shares:
Sold	33,156	5	22	241	297	1,128
Reinvested	1,653			3	15	11
Redeemed	(6,572)		(6)	(30)	(263)	(151)

Net Increase (Decrease)	28,237	5	16	214	49	988

Distributions:
Year Ended August 31, 2013
From net investment income $	(25,536) $	(2) $	(7) $	(104) $	(126) $	(541)
From net realized gain on
investments

Total Dividends and Distributions $	(25,536) $	(2) $	(7) $	(104) $	(126) $	(541)

Year Ended August 31, 2012
From net investment income $	(14,025) $	(1) $		$(22) $	(131) $	(94)
From net realized gain on
investments	(611)			(1)	(6)	(4)

Total Dividends and Distributions $	(14,636) $	(1) $		$(23) $	(137) $	(98)

See accompanying notes.

24

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Preferred Securities Fund

								Year Ended		Year Ended
								August 31, 2013		August 31, 2012

Operations
Net investment income (loss)									$261,478		$218,510
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									153,119		81,144
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(235,532)		141,066

		Net Increase (Decrease) in Net Assets Resulting from Operations							179,065		440,720

Dividends and Distributions to Shareholders
From net investment income									(264,164)		(214,028)
From net realized gain on investments									(28,016)		(11,597)

					Total Dividends and Distributions				(292,180)		(225,625)

Capital Share Transactions
Net increase (decrease) in capital share transactions									331,510		968,967

				Total increase (decrease) in net assets					218,395		1,184,062

Net Assets
Beginning of period								4,557,561			3,373,499

End of period (including undistributed net investment income as set forth below)								$ 4,775,956			$4,557,561

Undistributed (overdistributed) net investment income (loss)								$	4,795		$7,921

	Class A	Class C	Class J	Class P Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended August 31, 2013
Dollars:
Sold	$ 578,115	$ 237,955	$13,257	$ 641,168	$944,678	$588	$1,009	$4,050	$732	$4,573
Reinvested	61,140	29,964	1,934	18,647	71,923	93	53	181	62	254
Redeemed	(646,893)	(224,655)	(11,797)	(548,045)	(839,468)	(568)	(1,086)	(4,220)	(32)	(2,102)

Net Increase (Decrease)	$(7,638) $	43,264	$3,394	$ 111,770	$177,133	$113	$(24) $	11	$762	$2,725

Shares:
Sold	54,577	22,463	1,274	60,823	89,435	56	96	388	71	434
Reinvested	5,801	2,846	187	1,781	6,856	9	5	17	6	24
Redeemed	(61,354)	(21,346)	(1,138)	(52,388)	(80,183)	(54)	(105)	(402)	(3)	(200)

Net Increase (Decrease)	(976)	3,963	323	10,216	16,108	11	(4)	3	74	258

Year Ended August 31, 2012
Dollars:
Sold	$ 585,101	$ 268,756	$6,690	$ 555,558	$817,921	$698	$412	$1,139	$141	$1,688
Reinvested	44,459	22,509	1,641	9,821	68,825	84	43	240	47	116
Redeemed	(340,187)	(117,782)	(7,313)	(211,675)	(736,648)	(513)	(164)	(1,158)	(436)	(1,046)

Net Increase (Decrease)	$ 289,373	$ 173,483	$1,018	$ 353,704	$150,098	$269	$291	$221	$(248) $	758

Shares:
Sold	58,959	27,162	684	56,178	82,671	71	41	116	14	172
Reinvested	4,525	2,296	170	1,003	7,063	9	5	25	5	12
Redeemed	(34,787)	(12,004)	(767)	(21,619)	(75,012)	(52)	(17)	(117)	(45)	(107)

Net Increase (Decrease)	28,697	17,454	87	35,562	14,722	28	29	24	(26)	77

Distributions:
Year Ended August 31, 2013
From net investment
income	$(62,891) $	(42,597) $	(1,746) $ (46,857) $ (109,486) $			(83) $	(54) $	(165) $	(56) $	(229)
From net realized gain on
investments	(6,912)	(5,414)	(196)	(4,724)	(10,704)	(10)	(5)	(20)	(6)	(25)

Total Dividends and Distributions $	(69,803) $	(48,011) $	(1,942) $ (51,581) $ (120,190) $			(93) $	(59) $	(185) $	(62) $	(254)

Year Ended August 31, 2012
From net investment
income	$(50,735) $	(37,479) $	(1,550) $ (30,171) $		(93,589) $	(79) $	(43) $	(226) $	(45) $	(111)
From net realized gain on
investments	(2,702)	(2,395)	(91)	(1,290)	(5,090)	(5)	(3)	(14)	(2)	(5)

Total Dividends and Distributions $	(53,437) $	(39,874) $	(1,641) $ (31,461) $		(98,679) $	(84) $	(46) $	(240) $	(47) $	(116)

See accompanying notes.

25

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					Small-MidCap Dividend Income Fund

					Year Ended	Year Ended
					August 31, 2013	August 31, 2012

Operations
Net investment income (loss)					$13,261	$10,124
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					11,753	299
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					43,756	30,444

		Net Increase (Decrease) in Net Assets Resulting from Operations			68,770	40,867

Dividends and Distributions to Shareholders
From net investment income					(11,564)	(10,407)
From net realized gain on investments					(933)

				Total Dividends and Distributions	(12,497)	(10,407)

Capital Share Transactions
Net increase (decrease) in capital share transactions					156,970	55,358

				Total increase (decrease) in net assets	213,243	85,818

Net Assets
Beginning of period					302,443	216,625

End of period (including undistributed net investment income as set forth below)					$515,686	$302,443

Undistributed (overdistributed) net investment income (loss)					$3,006	$1,453

	Class A	Class C	Class P Institutional

Capital Share Transactions:
Year Ended August 31, 2013
Dollars:
Sold	$97,555 $	20,346	$27,321 $	32,628
Reinvested	1,258	90	402	10,666
Redeemed	(11,259)	(376)	(2,110)	(19,551)

Net Increase (Decrease)	$87,554 $	20,060	$25,613 $	23,743

Shares:
Sold	8,205	1,678	2,259	2,685
Reinvested	110	8	35	947
Redeemed	(945)	(31)	(178)	(1,638)

Net Increase (Decrease)	7,370	1,655	2,116	1,994

Year Ended August 31, 2012
Dollars:
Sold	$13,635 $	188	$7,125 $	31,964
Reinvested	311		85	9,992
Redeemed	(1,889)		(2,319)	(3,734)

Net Increase (Decrease)	$12,057 $	188	$4,891 $	38,222

Shares:
Sold	1,353	18	714	3,155
Reinvested	32		8	1,042
Redeemed	(190)		(234)	(361)

Net Increase (Decrease)	1,195	18	488	3,836

Distributions:
Year Ended August 31, 2013
From net investment
income	$(1,235) $	(86) $	(381) $	(9,862)
From net realized gain on
investments	(84)	(6)	(24)	(819)

Total Dividends and
Distributions	$(1,319) $	(92) $	(405) $	(10,681)

Year Ended August 31, 2012
From net investment
income	$(328) $		$(85) $	(9,994)
From net realized gain on
investments

Total Dividends and
Distributions	$(328) $		$(85) $	(9,994)

See accompanying notes.

26

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, Preferred Securities Fund and Small-MidCap Dividend Income Fund (known as the "Funds") are presented herein. The Funds offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R- 3, R-4 and R-5. Certain detailed financial information for Class A, Class C and Class P shares is provided separately.

Effective October 24, 2011, the initial purchases of $10,000 of Class A, Class P and Institutional classes of shares of Global Multi-Strategy Fund were made by Principal Management Corporation (the Manager ).

Effective June 14, 2012, the initial purchases of $10,000 of Class C shares of Global Multi-Strategy Fund and Small-MidCap Dividend Income Fund, were made by the Manager.

Effective June 14, 2012, the initial purchase of $5,000,000 of Institutional class shares of Blue Chip Fund was made by Principal Financial Services, Inc.

Effective December 28, 2012, the initial purchase of $5,000,000 of Institutional class shares of Global Opportunities Fund was made by Principal Financial Services, Inc.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds net asset values are reflected in the Funds net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U. S. holidays, the Funds net asset values could be significantly affected on days when shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a local price and a premium price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market.

27

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

International		Small-MidCap		Global		Global
Equity Index Fund		Dividend Income Fund		Opportunities Fund		Multi-Strategy Fund

Euro	28.0%	Canadian Dollar	6.4%	Japanese Yen	9.8%	Euro	5.2%
British Pound	21.2			Euro	8.2	Japanese Yen	5.0
Japanese Yen	20.5			Canadian Dollar	6.1
Swiss Franc	8.7			British Pound	5.3
Australian Dollar	7.7

Income and Investment Transactions . The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex -dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other fund expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager .

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes . No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a regulated investment company under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

28

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

2. Significant Accounting Policies (Continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds tax returns to determine whether it is more likely than not that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended August, 31 2013, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2010-2013. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Recent Accounting Pronouncements. In January 2013, Accounting Standards Update ( ASU ) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact to the financial statements and footnote disclosures, if any.

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update ( ASU ) 2013-08 Financial Services Investment Companies to amend the criteria for an entity to qualify as an investment company. In addition, the ASU (1) requires new disclosure for all investment companies and (2) amends the measurement criteria for certain interests in other investment companies. ASU 2013-08 is effective prospectively during interim and annual periods in fiscal years beginning after December 15, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility ( Facility ). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the year ended August 31, 2013, International Equity Index Fund and Preferred Securities Fund each borrowed from the Facility. Bond Market Index Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, International Equity Index Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $ 75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the year ended August 31, 2013, Bond Market Index Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, International Equity Index Fund, and Preferred Securities Fund, borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statement of operations.

Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

29

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

3. Operating Policies (Continued)

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Credit Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund s investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds ability to dispose of particular illiquid securities at fair value and may limit each of the Funds ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

30

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

3. Operating Policies (Continued)

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

Options Contracts. During the period Global Multi-Strategy Fund and Diversified Real Asset Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund s exposure to the underlying instrument. Writing call options tends to decrease a fund s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund s exposure to the underlying instrument. Purchasing put options tends to decrease a fund s exposure to the underlying instrument. A fund pays a premium which is included on the fund s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments. Transactions in options written during the year ended August 31, 2013, were as follows:

		Notional Amount
Diversified Real Asset Fund	Number of Contracts	(thousands)	Premium (thousands)

Beginning of period			$
Options written	348	110,300	930
Options expired
Options closed	(61)	(95,900)	(774)
Options exercised	(45)		(34)

Balance at end of period	242	14,400	122

		Notional Amount
Global Multi-Strategy Fund	Number of Contracts	(thousands)	Premium (thousands)

Beginning of period	989	11,100	$ 4,097
Options written	7,982,725	73,900	4,094
Options expired	(400,640)	(37,500)	(1,791)
Options closed	(3,131,731)	(4,900)	(2,532)
Options exercised	(457)	(7,900)	(67)

Balance at end of period	4,450,886	34,700	3,801

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

31

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

3. Operating Policies (Continued)

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

In addition, Global Multi-Strategy Fund may enter into repurchase agreements that are collateralized by assets other than U.S. government or U.S. government agency securities. It is the Funds policy that its custodian takes possession of the underlying collateral securities. After entering into the repurchase agreement, the fund may sell the security received as collateral short in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement. Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days notice. The fund also pays the counterparty a fee to compensate them for holding the collateral security and the amount is recorded as interest expense on the statement of operations.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations.

Sell-buyback arrangements. During the period Global Multi-Strategy Fund entered into sell-buyback arrangements. In a sell-buyback arrangement the fund sells and simultaneously agrees to repurchase the same security at a future settlement date. The repurchase price is an agreed-upon rate. The purchaser of the securities maintains legal title of the securities during the term of the arrangement.

Sell-buyback arrangements are considered financing transactions for financial reporting purposes. The liability associated with the buyback of the security is reflected as a secured borrowing on the statements of assets and liabilities. The cost of the financing transaction is shown as a decrease to interest income in the statements of operations.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the Borrower ), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

32

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

3. Operating Policies (Continued)

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments ( commitments ). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities and the change in unrealized is shown as a separate line item called unfunded loan commitments on the statements of operations. As of August 31, 2013, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/(loss)

Diversified Real Asset Fund	$1,500	$ 3
Global Multi-Strategy Fund	10

Short Sales. Bond Market Index Fund and Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Diversified Real Asset Fund and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

33

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

3. Operating Policies (Continued)

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a credit event , as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A buyer of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The seller of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset- backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

34

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

3. Operating Policies (Continued)

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of August 31, 2013 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component without actually owning the underlying position.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of August 31, 2013, counterparties had pledged collateral for swap agreements of $3,060,000 for the Global Multi-Strategy Fund. The collateral is maintained in a segregated account and is not recorded in the books and records of Global Multi-Strategy Fund.

To Be Announced Securities. The Funds may trade portfolio securities on a to-be-announced ( TBA ) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government - sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ( GNMA ) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association ( FNMA ) are supported by the discretionary authority of the U. S. Government to purchase the agency s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation ( FHLMC ). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

35

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives August 31, 2013			Liability Derivatives August 31, 2013
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value

Diversified Real Asset Fund

Foreign exchange contracts	Receivables		$130	Payables	$
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$1,295 * Payables, Net Assets Consist of Net unrealized		$ 563 *
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

		Total $	1,425		$ 563
Global Multi-Strategy Fund

Credit contracts	Receivables, Net Assets Consist of Net unrealized		$999	Payables, Net Assets Consist of Net unrealized	$ 1,005
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$6,146 * Payables, Net Assets Consist of Net unrealized		$ 3,506 *
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$6,481	Payables	$ 4,572
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$1,860 * Payables, Net Assets Consist of Net unrealized		$ 1,774 *
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

		Total $ 15,486			$ 10,857

International Equity Index Fund

Equity contracts	Receivables, Net Assets Consist of Net unrealized	$	Payables, Net Assets Consist of Net unrealized	$ 26*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations

Diversified Real Asset Fund

Foreign exchange contracts	Net realized gain (loss) from Foreign	$(104)	$(10)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$765	$293
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements

	Total	$661	$283

36

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2013

3. Operating Policies (Continued)

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations

Global Multi-Strategy Fund

Credit contracts	Net realized gain (loss) from Investment	$(2,234)	$374
	transactions, Options and swaptions and
	Swap agreements/Change in unrealized
	appreciation/(depreciation) of Investments,
	Options and swaptions and Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment	$(18,012)	$5,514
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment	$1,674	$1,592
	transactions, Foreign currency transactions
	and Options and swaptions/Change in
	unrealized appreciation/(depreciation) of
	Investments, Options and swaptions and
	Translation of assets and liabilities in
	foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$768	$(143)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements

	Total	$(17,804)	$7,337
International Equity Index Fund

Equity contracts	Net realized gain (loss) from Futures	$1,725	$(542)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by International Equity Index Fund and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and the Global Multi-Strategy Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the year ended August 31, 2013.

37

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three- tier hierarchy of inputs is summarized in the three broad levels listed below.

” Level 1 Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

” Level 2 Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

” Level 3 Significant unobservable inputs (including the Funds assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

38

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC .

August 31, 2013

4. Fair Valuation (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund s assets and liabilities. During the period, there were no significant purchases, sales, or transfers into or out of Level 3. In addition, at the end of the period, there were no funds that had a significant Level 3 balance. The table below includes transfers from Level 1 to Level 2 at August 31, 2013 because of movement from exchange close prices received to bid prices received for preferred securities:

Global Multi-Strategy Fund	$75,868
Preferred Securities Fund	$175,299

Below are transfers from Level 2 to Level 1 at August 31, 2013 because of movement from bid prices received to exchange close prices received for preferred securities:

Preferred Securities Fund	$ 11,337,768

The following is a summary of the inputs used as of August 31, 2013 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable		Level 3 - Significant
Fund	Prices	Inputs		Unobservable Inputs Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$178,101	$	$		$178,101

Total investments in securities $	178,101	$	$		$178,101

Bond Market Index Fund
Bonds $		$502,468		$504	$502,972
Municipal Bonds		14,307			14,307
Repurchase Agreements		141,066			141,066
U. S. Government & Government Agency Obligations		996,544			996,544

Total investments in securities $		$1,654,385		$504	$1,654,889

Diversified Real Asset Fund
Bonds $		$172,220	$		$172,220
Commodity Indexed Structured Notes		96,960			96,960
Common Stocks
Basic Materials	19,519	2,738			22,257
Communications	27,579				27,579
Consumer, Cyclical		1,573			1,573
Consumer, Non-cyclical	5,657	8,715			14,372
Diversified		1,704			1,704
Energy	441,879	2,480			444,359
Financial	71,246	44,778			116,024
Industrial	21,907	26,701			48,608
Utilities	57,412	57,846			115,258
Repurchase Agreements		27,800			27,800
Senior Floating Rate Interests		352,808			352,808
U. S. Government & Government Agency Obligations		355,870			355,870
Purchased Interest Rate Swaptions		231			231
Purchased Options	204				204

Total investments in securities $	645,403	$1,152,424	$		$1,797,827

39

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2013

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable			Level 3 - Significant
Fund		Prices		Inputs		Unobservable Inputs Totals (Level 1,2,3)

Diversified Real Asset Fund (continued)
Assets

Foreign Exchange Contracts**
Foreign Currency Contracts	$			$130	$		$130
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$			$188	$		$188
Futures		$150	$		$		$150
Interest Rate Swaps	$			$522	$		$522
Liabilities

Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$			$(109)	$		$(109)
Futures		$(67)	$		$		$(67)
Interest Rate Swaps	$			$(226)	$		$(226)
Interest Rate Swaptions	$			$(74)	$		$(74)
Options		$(87)	$		$		$(87)

Global Multi-Strategy Fund
Bonds	$			$181,357		$4,258	$185,615
Commercial Paper				200			200
Common Stocks
Basic Materials		14,778		7,110			21,888
Communications		71,576		12,118			83,694
Consumer, Cyclical		72,454		17,077			89,531
Consumer, Non-cyclical		116,434		18,026			134,460
Diversified		431		239			670
Energy		36,185		6,177			42,362
Financial		74,728		13,176			87,904
Industrial		74,904		20,212			95,116
Technology		56,413		6,133			62,546
Utilities		6,728		2,980			9,708
Convertible Bonds				39,998		1,056	41,054
Convertible Preferred Stocks
Basic Materials		726		367			1,093
Consumer, Cyclical				508			508
Energy				409			409
Financial				2,420			2,420
Utilities		320		85			405
Municipal Bonds				3,123			3,123
Preferred Stocks
Basic Materials				59			59
Consumer, Cyclical				299			299
Consumer, Non-cyclical				97			97
Energy				331			331
Financial		1,718		1,429			3,147
Utilities		37					37
Repurchase Agreements				23,028			23,028
Senior Floating Rate Interests				27,825			27,825
U. S. Government & Government Agency Obligations				104,633			104,633
Purchased Credit Default Swaptions				2			2
Purchased Interest Rate Swaptions				213			213
Purchased Options		2,975		123			3,098

Total investments in securities $		530,407		$489,754		$5,314	$1,025,475

40

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2013

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable			Level 3 - Significant
Fund		Prices		Inputs		Unobservable Inputs Totals (Level 1,2,3)

Global Multi-Strategy Fund (continued)
Short Sales
Bonds	$			$(6,602)	$		$(6,602)
Common Stocks
Basic Materials		$(9,744)		$(5,098)	$		$(14,842)
Communications		$(17,728)		$(3,290)	$		$(21,018)
Consumer, Cyclical		$(36,452)		$(5,706)	$		$(42,158)
Consumer, Non-cyclical		$(38,320)		$(3,461)	$		$(41,781)
Diversified		$(543)	$		$		$(543)
Energy		$(14,509)		$(1,514)	$		$(16,023)
Financial		$(40,351)		$(2,305)	$		$(42,656)
Funds		$(16)	$		$		$(16)
Industrial		$(23,121)		$(11,972)	$		$(35,093)
Technology		$(21,830)		$(2,605)	$		$(24,435)
Utilities		$(5,329)		$(1,148)	$		$(6,477)
Preferred Stocks			$
Consumer, Cyclical	$			$(453)	$		$(453)
U. S. Government & Government Agency Obligations	$			$(27,282)	$		$(27,282)
Assets

Credit Contracts**
Credit Default Swaps	$			$973	$		$973
Exchange Cleared Credit Default Swaps	$			$24	$		$24
Equity Contracts**
Futures		$2,275	$		$		$2,275
Total Return Swaps	$			$75	$		$75
Total Return Equity Basket Swaps	$			$821	$		$821
Foreign Exchange Contracts**
Foreign Currency Contracts	$			$5,767	$		$5,767
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$			$567	$		$567
Futures		$821	$		$		$821
Interest Rate Swaps	$			$217	$		$217
Total Return Swaps	$			$41	$		$41
Liabilities

Credit Contracts**
Credit Default Swaps	$			$(671)	$		$(671)
Credit Default Swaptions	$			$(1)	$		$(1)
Exchange Cleared Credit Default Swaps	$			$(333)	$		$(333)
Equity Contracts**
Futures		$(1,142)	$		$		$(1,142)
Options		$(1,934)	$		$		$(1,934)
Total Return Swaps	$			$(12)	$		$(12)
Total Return Equity Basket Swaps	$			$(418)	$		$(418)
Foreign Exchange Contracts**
Foreign Currency Contracts	$			$(3,947)	$		$(3,947)
Options	$			$(34)	$		$(34)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$			$(242)	$		$(242)
Futures		$(137)	$		$		$(137)
Interest Rate Swaps	$			$(701)	$		$(701)
Interest Rate Swaptions	$			$(396)	$		$(396)
Total Return Swaps	$			$(297)	$		$(297)

Global Opportunities Fund
Common Stocks
Basic Materials		$55,248		$8,655	$		$63,903
Communications		38,255		59,430			97,685
Consumer, Cyclical		99,014		59,922			158,936
Consumer, Non-cyclical		219,813		111,914			331,727
Energy		52,871					52,871
Financial		122,903		63,501			186,404
Industrial		28,367		41,984			70,351
Technology		56,148		22,974			79,122
Utilities		16,634		20,191			36,825

Total investments in securities $		689,253		$388,571	$		$1,077,824

41

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2013

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable			Level 3 - Significant
Fund		Prices		Inputs		Unobservable Inputs Totals (Level 1,2,3)

International Equity Index Fund
Common Stocks
Basic Materials	$			$33,699	$		$33,699
Communications				33,466			33,466
Consumer, Cyclical				54,101			54,101
Consumer, Non-cyclical				100,896			100,896
Diversified				3,274			3,274
Energy				31,103			31,103
Exchange Traded Funds		10,872					10,872
Financial				110,761			110,761
Industrial		148		50,758			50,906
Technology				10,293			10,293
Utilities				16,398			16,398
Preferred Stocks
Consumer, Cyclical				1,904			1,904
Consumer, Non-cyclical				661			661
Energy				110			110
Utilities				41			41
Repurchase Agreements				8,120			8,120

	Total investments in securities $	11,020		$455,585	$		$466,605
Liabilities

Equity Contracts**
Futures		$(26)	$		$		$(26)

Preferred Securities Fund
Bonds	$			$2,622,009		$11,638	$2,633,647
Common Stocks*		2,124					2,124
Convertible Preferred Stocks
Financial				57,560			57,560
Preferred Stocks
Communications		122,783		67,772			190,555
Financial		1,456,994		119,461			1,576,455
Government				54,036			54,036
Industrial		24,426					24,426
Utilities		164,076		6,607			170,683
Repurchase Agreements				18,769			18,769

	Total investments in securities $	1,770,403		$2,946,214		$11,638	$4,728,255

Small-MidCap Dividend Income Fund
Common Stocks*		$495,652	$		$		$495,652
Repurchase Agreements				22,423			22,423

	Total investments in securities $	495,652		$22,423	$		$518,075

*	For additional detail regarding sector classifications, please see the Schedules of Investments.

**	Futures, Foreign Currency Contracts, and Swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.

42

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

	Net Assets of Funds (in millions)

	First	Next	Next	Over $1.5
	$500	$500	$500	billion

Blue Chip Fund	. 70%	. 68%	. 66%	. 65%
Diversified Real Asset Fund	. 85	. 83	. 81	. 80
Global Multi-Strategy Fund	1.60	1.58	1.56	1.55
Global Opportunities Fund	. 85	. 83	. 81	. 80
Small-MidCap Dividend Income Fund	.80	.78	.76	.75

		Net Assets of Funds (in millions)

	First	Next	Next	Next	Next $1	Over $3
	$500	$500	$500	$500	billion	billion

Preferred Securities Fund	. 75%	. 73%	. 71%	. 70%	. 69%	. 68%

		All Net Assets

Bond Market Index Fund		.25%
International Equity Index Fund		. 25

In addition to the management fee, R- 1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R- 1, R-2, R-3, R- 4, and R-5, respectively. Class A, Class C, Class J, Class P and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the Transfer Agent ) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from September 1, 2012 through August 31, 2013
	Class A	Class C	Institutional	Expiration

Blue Chip Fund	N/A	N/A	. 75%	December 31, 2013
Diversified Real Asset Fund	1.25%	2.00%	. 95**	December 31, 2013
Global Multi-Strategy Fund	2.00	2.75	1.65	December 31, 2013
Global Opportunities Fund	N/A	N/A	. 95*	December 31, 2014
Small-MidCap Dividend Income Fund	1.40	2.15	N/A	December 31, 2013

*Period from December 28, 2012 through August 31, 2013. Expiration is December 31, 2014.

**Expired December 31, 2012.

		Period from September 1, 2012 through August 31, 2013
	Institutional	R-1	R-2	R-3	R-4	R-5	Expiration

Bond Market Index Fund	.30%*	1.18%	1.05%	.87%	.68%	.56%	December 31, 2013
International Equity Index Fund	.40*	1.28	1.15	.97	.78	.66	December 31, 2013

*Expired December 31, 2012.

43

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The limits are as follows:

Period from September 1, 2012 through August 31, 2013

	Class P	Expiration

Diversified Real Asset Fund	. 20%	December 31, 2013
Global Multi-Strategy Fund	. 20	December 31, 2013
Preferred Securities Fund	. 20	December 31, 2013
Small-MidCap Dividend Income Fund	.20	December 31, 2013

Prior to January 1, 2013, the Manager had voluntarily agreed to limit the expenses (excluding interest the Fund incurs in connection with investments they make and acquired fund fees and expenses) attributable to Institutional class shares of Preferred Securities Fund. The expense limit was maintained at a total level of operating expenses (expressed as a percentage of average net assets on an annualized basis) not to exceed .76%. The expense limit was terminated effective January 1, 2013.

Distribution Fees. The Class A, Class C, Class J, R- 1, R-2, R-3 and R- 4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R- 3, and R-4 classes of shares, respectively.

Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .25% for Class J shares. The contractual limit expires on December 31, 2013.

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund and Preferred Securities Fund, and 5.50% for Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the year ended August 31, 2013, were as follows (in thousands):

	Class A	Class C	Class J

Bond Market Index Fund	N/A	N/A	$3
Diversified Real Asset Fund	$ 75	$ 9	N/A
Global Multi-Strategy Fund	44	2	N/A
Preferred Securities Fund	684	149	4
Small-MidCap Dividend Income Fund	122	1	N/A

Affiliated Ownership. At August 31, 2013, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Institutional	R-1	R-2

Blue Chip Fund	24	N/A	N/A
Bond Market Index Fund	12,924
Diversified Real Asset Fund	29,180	N/A	N/A
Global Opportunities Fund	2	N/A	N/A
International Equity Index Fund	16,710	1	1
Preferred Securities Fund	7,768

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $342,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended August 31, 2013.

44

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

6. Investment Transactions

For the year ended August 31, 2013, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

				Covers on
				Securities		Securities
	Purchases	Sales		Sold Short		Sold Short

Blue Chip Fund	$176,615	$330	$		$
Bond Market Index Fund	1,295,926	1,308,057		3,932		3,931
Diversified Real Asset Fund	1,264,509	697,301
Global Multi-Strategy Fund	1,121,661	705,202		634,222		696,924
Global Opportunities Fund	1,849,650	762,138
International Equity Index Fund	327,043	795,597
Preferred Securities Fund	2,067,054	1,533,008
Small-MidCap Dividend Income Fund	216,976	68,067

For the year ended August 31, 2013, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short

Bond Market Index Fund	$876,008	$872,837	$2,177	$2,203
Diversified Real Asset Fund	414,053	433,713
Global Multi-Strategy Fund	204,222	164,013	58,705	62,007

Bond Market Index Fund had an in-kind-redemption during the year ended August 31, 2013. The in-kind-redemption resulted in a distribution of securities with a value of $212,405,000 and the Fund recorded a realized loss of approximately $1,091,000. The realized loss is included in net realized gain (loss) from investment transactions on the statement of operations.

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2013, and August 31, 2012 were as follows (amounts in thousands):

			Long-Term
	Ordinary Income		Capital Gain*

	2013	2012	2013	2012

Blue Chip Fund	$39 $	$	$
Bond Market Index Fund	34,760	27,359	756
Diversified Real Asset Fund	17,647	9,919	33,548	15,395
Global Multi-Strategy Fund	6,899
International Equity Index Fund	26,316	14,668		228
Preferred Securities Fund	264,164	214,028	28,016	11,597
Small-MidCap Dividend Income Fund	11,564	10,407	933

*The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

45

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

7. Federal Tax Information (Continued)

Distributable Earnings . As of August 31, 2013, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):

		Undistributed	Net		Total
	Undistributed Long-Term Capital Unrealized			Other	Accumulated
	Ordinary	Gains/(Accumulated Appreciation Temporary			Earnings
	Income	Capital Loss)	(Depreciation) Differences*		(Deficit)

Blue Chip Fund	$301	$7	$ (3,230)	$	$ (2,922)
Bond Market Index Fund	21,779	(17,701)	(19,646)		(15,568)
Diversified Real Asset Fund	22,177	8,994	38,685	(150)	69,706
Global Multi-Strategy Fund	3,366	9,516	4,379	(1,335)	15,926
Global Opportunities Fund	4,300	(21,552)	11,721		(5,531)
International Equity Index Fund	14,479	65,897	38,561		118,937
Preferred Securities Fund	4,606	91,386	196,407		292,399
Small-MidCap Dividend Income Fund	1,391	9,864	61,445		72,700

*Represents book-to-tax accounting differences.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2013, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward

		Expiring In:		No Expiration

				Short-	Long-		Annual
	2015	2016	2017	Term	Term	Total	Limitations*

Bond Market Index Fund	$ 914	$ 6,304 $	1,805	$8,611	$66	$ 17,700	$ 1,805
Global Opportunities Fund				21,552		21,552

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.

As of August 31, 2013, Preferred Securities Fund utilized $55,754,000 of capital loss carryforward.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

Late-Year Losses. A regulated investment company may elect for any taxable year to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2013, the Funds do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2013, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated
	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain on Investments	Paid in Capital

Bond Market Index Fund	$8,338	$ (7,140)	$ (1,198)
Diversified Real Asset Fund	(3,132)	3,505	(373)
Global Multi-Strategy Fund	(228)	236	(8)
Global Opportunities Fund	(1,325)	1,325
International Equity Index Fund	2,751	(2,751)
Preferred Securities Fund	(440)	440
Small-MidCap Dividend Income Fund	(144)	163	(19)

46

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At August 31, 2013, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	income tax purposes

Blue Chip Fund	$ 2,332	$(5,562)	$(3,230)	$181,331
Bond Market Index Fund	14,015	(33,658)	(19,643)	1,674,533
Diversified Real Asset Fund	103,701	(65,290)	38,411	1,759,416
Global Multi-Strategy Fund	55,253	(31,552)	23,701	1,001,774
Global Opportunities Fund	37,846	(26,088)	11,758	1,066,066
International Equity Index Fund	54,726	(16,162)	38,564	428,041
Preferred Securities Fund	345,254	(152,433)	192,821	4,529,545
Small-MidCap Dividend Income Fund	78,001	(16,556)	61,445	456,630

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

47

Schedule of Investments
Blue Chip Fund
August 31, 2013

COMMON STOCKS - 99.09%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Agriculture - 1.89%			Holding Companies - Diversified - 1.54%
Philip Morris International Inc	40,697	$3,396	Leucadia National Corp	110,854	$2,764

Banks - 4.71%			Insurance - 11.33%
US Bancorp/MN	52,864	1,910	Aon PLC	26,366	1,750
Wells Fargo & Co	159,722	6,561	Berkshire Hathaway Inc - Class B (a)	74,438	8,279

		$8,471	Brown & Brown Inc	31,564	983

			Fidelity National Financial Inc	57,477	1,363
Beverages - 7.07%			Loews Corp	83,544	3,714
Anheuser-Busch InBev NV ADR	35,332	3,298	Markel Corp (a)	6,610	3,376
Coca-Cola Co/The	62,234	2,376	Progressive Corp/The	36,040	904

Diageo PLC ADR	23,569	2,891			$20,369

PepsiCo Inc	19,986	1,594
Pernod Ricard SA ADR	60,621	1,399	Internet - 6.46%
SABMiller PLC ADR	23,832	1,140	Google Inc (a)	8,874	7,515

		$12,698	Liberty Interactive Corp (a)	98,353	2,221

			Liberty Ventures (a)	8,138	697
Building Materials - 0.74%			VeriSign Inc (a)	24,466	1,174

Martin Marietta Materials Inc	13,870	1,332			$11,607

			Lodging - 0.47%
Chemicals - 2.70%			Wynn Resorts Ltd	5,989	845
Airgas Inc	10,762	1,094
Praxair Inc	32,017	3,759

		$4,853	Media - 0.21%

			Discovery Communications Inc - C Shares (a)	5,380	383
Commercial Services - 4.42%
ADT Corp/The	32,234	1,284
Mastercard Inc	8,046	4,877	Oil & Gas - 3.48%
Moody's Corp	28,044	1,782	EOG Resources Inc	4,931	774

		$7,943	Exxon Mobil Corp	47,707	4,158

			Hess Corp	17,565	1,315

Computers - 3.57%					$6,247

Apple Inc	7,494	3,650
International Business Machines Corp	15,192	2,769	Pharmaceuticals - 2.02%

		$6,419	Johnson & Johnson	24,021	2,076

			Valeant Pharmaceuticals International Inc (a)	15,834	1,557

Cosmetics & Personal Care - 0.44%					$3,633

Colgate-Palmolive Co	13,662	789
			Pipelines - 2.38%
			Kinder Morgan Inc/DE	69,174	2,624
Distribution & Wholesale - 1.49%			Kinder Morgan Inc/DE - Warrants (a)	17,500	92
Fastenal Co	31,443	1,383	Williams Cos Inc/The	43,188	1,565

WW Grainger Inc	5,225	1,293			$4,281

		$2,676

			Real Estate - 3.90%
Diversified Financial Services - 7.50%			Brookfield Asset Management Inc	153,677	5,314
American Express Co	42,276	3,040	CBRE Group Inc (a)	77,509	1,695

BlackRock Inc	14,330	3,731			$7,009

Charles Schwab Corp/The	94,635	1,976
LPL Financial Holdings Inc	21,188	779	Retail - 13.29%
Visa Inc	22,685	3,957	AutoZone Inc (a)	4,459	1,872

		$13,483	Burger King Worldwide Inc	53,810	1,052

			CarMax Inc (a)	41,246	1,962
Electronics - 1.77%			McDonald's Corp	65,093	6,142
Gentex Corp/MI	45,242	1,019	O'Reilly Automotive Inc (a)	10,828	1,329
Sensata Technologies Holding NV (a)	24,268	905
			Starbucks Corp	87,256	6,153

Tyco International Ltd	38,298	1,265	TJX Cos Inc	19,533	1,030

		$3,189	Wal-Mart Stores Inc	43,541	3,178

Food - 8.99%			Yum! Brands Inc	16,607	1,163

Mondelez International Inc	71,173	2,183			$23,881

Nestle SA ADR	128,121	8,385	Semiconductors - 0.54%

Unilever NV - NY shares	148,310	5,581	Microchip Technology Inc	24,876	965

		$16,149

Healthcare - Products - 1.08%			Software - 5.44%
Becton Dickinson and Co	10,119	985	Microsoft Corp	177,192	5,918
CR Bard Inc	4,624	531	Oracle Corp	121,315	3,865

IDEXX Laboratories Inc (a)	4,591	431

					$9,783

		$1,947

			Telecommunications - 0.85%
Healthcare - Services - 0.60%			Motorola Solutions Inc	27,378	1,533
Laboratory Corp of America Holdings (a)	11,228	1,075

See accompanying notes.

48

Schedule of Investments Blue Chip Fund August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)

Transportation - 0.21%
Expeditors International of Washington Inc	9,392	$381

TOTAL COMMON STOCKS		$178,101

Total Investments		$178,101
Other Assets in Excess of Liabilities, Net - 0.91%		$1,631

TOTAL NET ASSETS - 100.00%		$179,732

(a) Non-Income Producing Security

Portfolio Summary (unaudited)

Sector		Percent

Financial		27 .44%
Consumer, Non-cyclical		26 .51%
Consumer, Cyclical		15 .25%
Technology		9 .55%
Communications		7 .52%
Energy		5 . 86%
Industrial		2 .72%
Basic Materials		2 . 70%
Diversified		1 .54%
Other Assets in Excess of Liabilities, Net		0 .91%

TOTAL NET ASSETS		100.00%

See accompanying notes.

49

Schedule of Investments
Bond Market Index Fund
August 31, 2013

	Principal			Principal
BONDS - 32.73%	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Advertising - 0.02%			Airlines (continued)
Omnicom Group Inc			UAL 2009-2A Pass Through Trust
4.45%, 08/15/2020	$ 322	$336	9.75%, 01/15/2017	$ 421	$482

					$1,230

Aerospace & Defense - 0.30%			Apparel - 0.03%
Boeing Co/The			NIKE Inc
3.75%, 11/20/2016	129	139	2.25%, 05/01/2023	260	236
5.88%, 02/15/2040	386	467	3.63%, 05/01/2043	260	225

7.95%, 08/15/2024	345	469			$461

Exelis Inc
4.25%, 10/01/2016	322	338	Automobile Asset Backed Securities - 0.18%
L-3 Communications Corp			Ally Auto Receivables Trust 2012-4
4.95%, 02/15/2021	193	203	0.59%, 01/17/2017	432	431
Lockheed Martin Corp			Ford Credit Auto Owner Trust
			1.35%, 12/15/2016 (a)	371	374
3.35%, 09/15/2021	258	255
4.07%, 12/15/2042	121	107	Ford Credit Auto Owner Trust 2012-A
Northrop Grumman Corp			1.15%, 06/15/2017	500	504
3.50%, 03/15/2021	279	280	Ford Credit Auto Owner Trust 2012-B
Raytheon Co			1.00%, 09/15/2017	500	502
3.13%, 10/15/2020	193	194	Honda Auto Receivables 2012-4 Owner Trust
			0.52%, 08/18/2016 (a)	475	475
4.88%, 10/15/2040	386	390
United Technologies Corp			Nissan Auto Receivables 2012-A Owner
3.10%, 06/01/2022	174	170	Trust

4.50%, 04/15/2020	188	207	1.00%, 07/16/2018	432	434

4.50%, 06/01/2042	432	425			$2,720

4.88%, 05/01/2015	432	462	Automobile Manufacturers - 0.05%
5.38%, 12/15/2017	258	295	Daimler Finance North America LLC
5.70%, 04/15/2040	129	150	8.50%, 01/18/2031	257	372

6.13%, 07/15/2038	46	56	Ford Motor Co

		$4,607	4.75%, 01/15/2043	174	154

Agriculture - 0.34%			7.45%, 07/16/2031	259	312

Altria Group Inc					$838

4.13%, 09/11/2015	90	96	Automobile Parts & Equipment - 0.04%
4.75%, 05/05/2021	322	341	Johnson Controls Inc
9.25%, 08/06/2019	482	633	3.75%, 12/01/2021	193	191
9.70%, 11/10/2018	193	253	5.00%, 03/30/2020	162	176
9.95%, 11/10/2038	190	281	5.25%, 12/01/2041	322	317

10.20%, 02/06/2039	372	565			$684

Archer-Daniels-Midland Co
4.48%, 03/01/2021 (a)	321	342	Banks - 5.12%
5.38%, 09/15/2035	129	137	Abbey National Treasury Services
Bunge Ltd Finance Corp			PLC/London
4.10%, 03/15/2016	193	203	3.05%, 08/23/2018	500	502
Lorillard Tobacco Co			American Express Centurion Bank
8.13%, 06/23/2019	90	108	0.88%, 11/13/2015	300	299
8.13%, 05/01/2040	65	74	Bank of America Corp
Philip Morris International Inc			1.25%, 01/11/2016	174	173
1.13%, 08/21/2017	174	169	1.50%, 10/09/2015	260	261
2.50%, 05/16/2016	322	334	2.00%, 01/11/2018	346	336
2.90%, 11/15/2021	129	124	3.30%, 01/11/2023	346	320
4.38%, 11/15/2041	475	437	3.63%, 03/17/2016	450	471
4.50%, 03/26/2020	327	356	3.70%, 09/01/2015	335	350
5.65%, 05/16/2018	65	75	4.50%, 04/01/2015	420	440
Reynolds American Inc			4.75%, 08/01/2015	65	69
3.25%, 11/01/2022	432	395	5.42%, 03/15/2017	50	54
7.63%, 06/01/2016	226	261	5.63%, 07/01/2020	450	495

		$5,184	5.65%, 05/01/2018	645	718

			5.70%, 01/24/2022	450	497
Airlines - 0.08%			5.88%, 02/07/2042	322	358
American Airlines 2011-1 Class A Pass			6.00%, 09/01/2017	670	753
Through Trust			6.50%, 08/01/2016	225	254
5.25%, 07/31/2022 (b)	370	383
			7.63%, 06/01/2019	260	313
Continental Airlines 2010-1 Class A Pass			Bank of Montreal
Through Trust			2.50%, 01/11/2017	580	594
4.75%, 01/12/2021 (b)	115	121
			Bank of New York Mellon Corp/The
Delta Air Lines 2007-1 Class A Pass Through			0.70%, 10/23/2015	173	173
Trust			1.20%, 02/20/2015	449	452
6.82%, 02/10/2024	217	244	3.55%, 09/23/2021	129	131
			5.50%, 12/01/2017	81	90

See accompanying notes.

50

Schedule of Investments
Bond Market Index Fund
August 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's)	Value (000's)

Banks (continued)			Banks (continued)
Bank of Nova Scotia			Export-Import Bank of Korea	(continued)
1.85%, 01/12/2015	$129	$ 131	5.88%, 01/14/2015		$439	$ 466
2.90%, 03/29/2016	516	538	Fifth Third Bancorp
3.40%, 01/22/2015	346	359	5.45%, 01/15/2017		129	141
Barclays Bank PLC			Goldman Sachs Group Inc/The
2.75%, 02/23/2015	372	381	1.60%, 11/23/2015		776	781
5.00%, 09/22/2016	160	176	3.63%, 02/07/2016		641	671
5.13%, 01/08/2020	500	550	5.25%, 07/27/2021		258	276
6.75%, 05/22/2019	300	355	5.38%, 03/15/2020		432	470
BB&T Corp			5.50%, 11/15/2014		641	675
1.60%, 08/15/2017	346	340	5.63%, 01/15/2017		706	769
3.95%, 04/29/2016	75	80	5.75%, 01/24/2022		322	354
5.20%, 12/23/2015	238	259	6.13%, 02/15/2033		464	506
6.85%, 04/30/2019	45	54	6.15%, 04/01/2018		801	906
BBVA US Senior SAU			6.25%, 09/01/2017		346	391
4.66%, 10/09/2015	300	310	6.25%, 02/01/2041		322	359
BNP Paribas SA			6.45%, 05/01/2036		561	565
2.70%, 08/20/2018	450	448	6.75%, 10/01/2037		481	496
3.25%, 03/11/2015	776	803	HSBC Bank USA NA
5.00%, 01/15/2021	193	206	4.88%, 08/24/2020		250	267
Canadian Imperial Bank of			HSBC Bank USA NA/New York NY
Commerce/Canada			5.88%, 11/01/2034		250	266
2.35%, 12/11/2015	301	310	HSBC Holdings PLC
Capital One Financial Corp			4.00%, 03/30/2022		322	325
2.15%, 03/23/2015	386	392	5.10%, 04/05/2021		322	352
3.50%, 06/15/2023 (c)	212	199	6.10%, 01/14/2042		386	456
5.50%, 06/01/2015	129	138	6.50%, 05/02/2036		60	68
China Development Bank Corp			6.50%, 09/15/2037		350	397
5.00%, 10/15/2015	100	107	HSBC USA Inc
Citigroup Inc			2.38%, 02/13/2015		372	380
2.65%, 03/02/2015	321	328	Intesa Sanpaolo SpA
3.95%, 06/15/2016	641	680	3.13%, 01/15/2016		400	399
4.05%, 07/30/2022	259	249	JP Morgan Chase & Co
4.45%, 01/10/2017	385	414	1.13%, 02/26/2016		259	258
4.50%, 01/14/2022	385	400	1.88%, 03/20/2015		432	438
4.59%, 12/15/2015	160	171	2.60%, 01/15/2016		641	659
5.00%, 09/15/2014	863	897	3.20%, 01/25/2023		432	402
5.88%, 02/22/2033	400	394	3.45%, 03/01/2016		193	203
5.88%, 01/30/2042	321	357	3.70%, 01/20/2015		513	532
6.00%, 10/31/2033	126	126	4.40%, 07/22/2020		404	424
6.01%, 01/15/2015	58	62	4.50%, 01/24/2022		641	665
6.13%, 11/21/2017	321	368	4.63%, 05/10/2021		641	678
6.13%, 05/15/2018	432	496	4.95%, 03/25/2020		146	159
6.13%, 08/25/2036	300	301	5.13%, 09/15/2014		225	235
6.38%, 08/12/2014	680	716	5.25%, 05/01/2015		222	236
6.63%, 06/15/2032	313	335	5.40%, 01/06/2042		258	274
6.88%, 03/05/2038	65	81	5.60%, 07/15/2041		386	419
8.13%, 07/15/2039	321	442	6.30%, 04/23/2019		518	602
8.50%, 05/22/2019	321	407	6.40%, 05/15/2038		259	307
Commonwealth Bank of Australia/New York			JP Morgan Chase Bank NA
NY			6.00%, 10/01/2017		410	466
1.25%, 09/18/2015	500	504	KeyCorp
Cooperatieve Centrale Raiffeisen-			3.75%, 08/13/2015		458	482
Boerenleenbank BA/Netherlands			5.10%, 03/24/2021		257	282
3.38%, 01/19/2017	494	520	KFW
3.88%, 02/08/2022	580	576	0.63%, 04/24/2015		962	966
4.50%, 01/11/2021	129	135	1.25%, 02/15/2017		641	643
Credit Suisse/New York NY			2.63%, 03/03/2015		641	662
3.50%, 03/23/2015	300	313	2.63%, 02/16/2016		641	670
4.38%, 08/05/2020	300	320	2.63%, 01/25/2022		641	631
5.40%, 01/14/2020	260	282	2.75%, 10/21/2014		353	362
Deutsche Bank AG/London			2.75%, 09/08/2020		432	437
3.45%, 03/30/2015	196	204	4.00%, 01/27/2020		244	266
6.00%, 09/01/2017	359	410	4.13%, 10/15/2014		833	868
Discover Bank/Greenwood DE			4.38%, 03/15/2018		496	553
7.00%, 04/15/2020	100	117	4.50%, 07/16/2018		257	289
Export-Import Bank of Korea			4.88%, 06/17/2019		706	810
4.00%, 01/11/2017	400	421	5.13%, 03/14/2016		1,055	1,170
5.00%, 04/11/2022	400	428

See accompanying notes.

51

Schedule of Investments
Bond Market Index Fund
August 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Banks (continued)			Banks (continued)
Korea Development Bank/The			US Bancorp/MN
4.00%, 09/09/2016	$400	$ 425	1.65%, 05/15/2017	$513	$ 510
Korea Finance Corp			2.45%, 07/27/2015	257	265
2.88%, 08/22/2018	600	597	2.95%, 07/15/2022	259	242
Landwirtschaftliche Rentenbank			3.00%, 03/15/2022	321	311
3.13%, 07/15/2015	257	269	4.13%, 05/24/2021	193	203
5.00%, 11/08/2016	257	289	Wachovia Bank NA
Lloyds TSB Bank PLC			6.00%, 11/15/2017	600	687
4.88%, 01/21/2016	449	483	6.60%, 01/15/2038	550	672
6.38%, 01/21/2021	129	149	Wachovia Corp
Mellon Funding Corp			5.75%, 06/15/2017	604	688
5.00%, 12/01/2014	193	203	5.75%, 02/01/2018	449	514
Morgan Stanley			Wells Fargo & Co
1.75%, 02/25/2016	259	259	1.50%, 01/16/2018	345	336
3.75%, 02/25/2023	690	656	3.45%, 02/13/2023	259	241
3.80%, 04/29/2016	372	389	3.50%, 03/08/2022	449	446
4.10%, 01/26/2015	600	622	3.63%, 04/15/2015	670	699
4.20%, 11/20/2014	150	156	3.68%, 06/15/2016 (a)	193	205
5.45%, 01/09/2017	200	218	3.75%, 10/01/2014	385	398
5.50%, 01/26/2020	160	175	4.60%, 04/01/2021	257	277
5.55%, 04/27/2017	200	220	Westpac Banking Corp
5.63%, 09/23/2019	639	703	3.00%, 08/04/2015	338	352
5.75%, 01/25/2021	900	994	3.00%, 12/09/2015	193	202
6.00%, 04/28/2015	476	511	4.20%, 02/27/2015	270	284
6.25%, 08/28/2017	695	785	4.88%, 11/19/2019	497	553

6.63%, 04/01/2018	220	252			$ 78,746

7.25%, 04/01/2032	39	47
7.30%, 05/13/2019	530	627	Beverages - 0.52%
National Australia Bank Ltd/New York			Anheuser-Busch Cos LLC
1.60%, 08/07/2015	200	203	5.50%, 01/15/2018	225	257
2.00%, 03/09/2015	750	764	Anheuser-Busch InBev Finance Inc
Oesterreichische Kontrollbank AG			0.80%, 01/15/2016	173	172
2.00%, 06/03/2016	604	622	2.63%, 01/17/2023	604	559
PNC Funding Corp			Anheuser-Busch InBev Worldwide Inc
2.70%, 09/19/2016	408	423	0.80%, 07/15/2015	432	433
3.63%, 02/08/2015	334	347	3.75%, 07/15/2042	173	151
4.38%, 08/11/2020	129	138	4.13%, 01/15/2015	39	41
5.13%, 02/08/2020	497	551	5.00%, 04/15/2020	98	110
5.63%, 02/01/2017	257	285	5.38%, 11/15/2014	386	408
6.70%, 06/10/2019	65	78	5.38%, 01/15/2020	171	195
Royal Bank of Canada			6.38%, 01/15/2040	129	161
2.63%, 12/15/2015	474	493	6.88%, 11/15/2019	129	158
2.88%, 04/19/2016	560	586	7.75%, 01/15/2019	322	403
Royal Bank of Scotland Group PLC			8.20%, 01/15/2039	129	191
2.55%, 09/18/2015	432	440	Beam Inc
6.40%, 10/21/2019	60	67	5.38%, 01/15/2016	7	8
Royal Bank of Scotland PLC/The			Coca-Cola Co/The
5.63%, 08/24/2020	417	452	0.75%, 03/13/2015	258	259
State Street Corp			1.50%, 11/15/2015	193	197
3.10%, 05/15/2023	260	241	1.80%, 09/01/2016	193	197
5.38%, 04/30/2017	47	53	3.15%, 11/15/2020	322	328
Sumitomo Mitsui Banking Corp			Coca-Cola Enterprises Inc
1.35%, 07/18/2015	300	302	2.13%, 09/15/2015	200	204
3.20%, 07/18/2022	200	190	3.50%, 09/15/2020	200	199
SunTrust Bank/Atlanta GA			Diageo Capital PLC
5.00%, 09/01/2015	14	15	4.83%, 07/15/2020	129	143
SunTrust Banks Inc			Diageo Finance BV
3.60%, 04/15/2016	258	272	3.25%, 01/15/2015	103	107
Toronto-Dominion Bank/The			Diageo Investment Corp
2.38%, 10/19/2016	450	464	2.88%, 05/11/2022	345	327
UBS AG/Stamford CT			Dr Pepper Snapple Group Inc
3.88%, 01/15/2015	520	542	2.60%, 01/15/2019	451	451
4.88%, 08/04/2020	342	376	PepsiAmericas Inc
5.88%, 12/20/2017	432	497	4.88%, 01/15/2015	65	69
UBS Preferred Funding Trust V			PepsiCo Inc
6.24%, 05/29/2049	400	421	0.70%, 08/13/2015	260	260
Union Bank NA			2.50%, 05/10/2016	129	133
5.95%, 05/11/2016	300	333	2.75%, 03/05/2022	322	303
			3.10%, 01/15/2015	59	61
			3.13%, 11/01/2020	322	323

See accompanying notes.

52

Schedule of Investments
Bond Market Index Fund
August 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Beverages (continued)			Commercial Services - 0.02%
PepsiCo Inc (continued)			McGraw Hill Financial Inc
4.50%, 01/15/2020	$ 129	$141	6.55%, 11/15/2037	$ 129	$123
4.88%, 11/01/2040	322	325	Western Union Co/The
5.50%, 01/15/2040	129	142	5.25%, 04/01/2020	65	69
7.90%, 11/01/2018	398	504	Yale University

		$7,920	2.90%, 10/15/2014	37	38

Biotechnology - 0.22%					$230

Amgen Inc			Computers - 0.40%
1.88%, 11/15/2014	193	196	Affiliated Computer Services Inc
2.13%, 05/15/2017	346	349	5.20%, 06/01/2015	129	137
4.10%, 06/15/2021	450	461	Apple Inc
5.15%, 11/15/2041	193	188	0.45%, 05/03/2016	260	257
5.70%, 02/01/2019	34	39	1.00%, 05/03/2018	260	248
5.75%, 03/15/2040	65	68	2.40%, 05/03/2023	260	235
5.85%, 06/01/2017	201	228	3.85%, 05/04/2043	260	222
6.40%, 02/01/2039	34	38	Computer Sciences Corp
6.90%, 06/01/2038	505	600	6.50%, 03/15/2018	258	291
Celgene Corp			Dell Inc
2.30%, 08/15/2018	500	497	7.10%, 04/15/2028	129	124
2.45%, 10/15/2015	129	133	Hewlett-Packard Co
Genentech Inc			2.13%, 09/13/2015	193	196
4.75%, 07/15/2015	417	447	2.60%, 09/15/2017	386	387
Gilead Sciences Inc			2.65%, 06/01/2016	432	442
4.40%, 12/01/2021	193	205	3.00%, 09/15/2016	322	332

		$3,449	4.65%, 12/09/2021	450	441

			6.00%, 09/15/2041	386	354
Building Materials - 0.03%			International Business Machines Corp
Owens Corning			0.55%, 02/06/2015	672	672
4.20%, 12/15/2022	432	418	2.00%, 01/05/2016	200	205
			5.60%, 11/30/2039	232	268
Chemicals - 0.34%			5.70%, 09/14/2017	520	598
Airgas Inc			6.22%, 08/01/2027	129	156
2.38%, 02/15/2020	260	247	7.63%, 10/15/2018	400	504

2.95%, 06/15/2016	193	200			$6,069

CF Industries Inc
4.95%, 06/01/2043	260	239	Consumer Products - 0.07%
Dow Chemical Co/The			Avery Dennison Corp
			5.38%, 04/15/2020	65	67
2.50%, 02/15/2016	193	199	Clorox Co/The
4.13%, 11/15/2021	129	131
4.38%, 11/15/2042	260	229	3.80%, 11/15/2021	322	322
			Kimberly-Clark Corp
8.55%, 05/15/2019	363	462	2.40%, 03/01/2022	641	602
9.40%, 05/15/2039	129	189

Eastman Chemical Co			7.50%, 11/01/2018	45	56

3.00%, 12/15/2015	129	134			$1,047

4.50%, 01/15/2021	129	135	Cosmetics & Personal Care - 0.15%
Ecolab Inc			Avon Products Inc
4.35%, 12/08/2021	258	270	6.50%, 03/01/2019	432	483
5.50%, 12/08/2041	193	207	Colgate-Palmolive Co
EI du Pont de Nemours & Co			2.95%, 11/01/2020	385	388
2.75%, 04/01/2016	193	201	Procter & Gamble Co/The
2.80%, 02/15/2023	346	321	2.30%, 02/06/2022	1,027	970
3.25%, 01/15/2015	193	200	4.70%, 02/15/2019	193	217
4.15%, 02/15/2043	260	236	4.85%, 12/15/2015	65	71
4.25%, 04/01/2021	193	205	5.55%, 03/05/2037	129	150

4.63%, 01/15/2020	65	71			$2,279

LyondellBasell Industries NV
5.00%, 04/15/2019	400	437	Credit Card Asset Backed Securities - 0.14%
Potash Corp of Saskatchewan Inc			Capital One Multi-Asset Execution Trust
4.88%, 03/30/2020	129	139	5.75%, 07/15/2020	1,185	1,364
PPG Industries Inc			Citibank Credit Card Issuance Trust
3.60%, 11/15/2020	215	218	4.90%, 12/12/2016	432	456

Praxair Inc			5.30%, 03/15/2018	300	332

2.20%, 08/15/2022	432	391			$2,152

5.38%, 11/01/2016	129	145	Distribution & Wholesale - 0.05%
Sherwin-Williams Co/The			Arrow Electronics Inc

3.13%, 12/15/2014	30	31	3.00%, 03/01/2018	432	431

		$5,237	4.50%, 03/01/2023	346	339

					$770

See accompanying notes.

53

Schedule of Investments
Bond Market Index Fund
August 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Diversified Financial Services - 1.76%			Diversified Financial Services (continued)
American Express Co			Jefferies Group LLC (continued)
4.05%, 12/03/2042	$261	$ 229	8.50%, 07/15/2019	$33	$ 40
6.15%, 08/28/2017	322	372	John Deere Capital Corp
7.00%, 03/19/2018	456	546	0.88%, 04/17/2015	257	258
American Express Credit Corp			1.20%, 10/10/2017	259	253
2.80%, 09/19/2016	641	669	1.40%, 03/15/2017	449	445
Bear Stearns Cos LLC/The			2.25%, 06/07/2016	193	199
5.55%, 01/22/2017	129	142	2.75%, 03/15/2022	321	304
6.40%, 10/02/2017	320	369	Merrill Lynch & Co Inc
7.25%, 02/01/2018	467	555	5.30%, 09/30/2015	65	70
BlackRock Inc			5.70%, 05/02/2017	200	218
3.38%, 06/01/2022	432	426	6.05%, 05/16/2016	416	455
3.50%, 12/10/2014	98	102	6.11%, 01/29/2037	300	305
5.00%, 12/10/2019	65	73	6.88%, 04/25/2018	513	597
Boeing Capital Corp			7.75%, 05/14/2038	350	421
4.70%, 10/27/2019	85	95	Murray Street Investment Trust I
Capital One Bank USA NA			4.65%, 03/09/2017 (a)	641	680
3.38%, 02/15/2023	300	279	NASDAQ OMX Group Inc/The
8.80%, 07/15/2019	600	764	4.00%, 01/15/2015	129	133
Caterpillar Financial Services Corp			National Rural Utilities Cooperative Finance
1.63%, 06/01/2017	259	257	Corp
2.65%, 04/01/2016	193	200	3.05%, 02/15/2022	258	251
2.85%, 06/01/2022	173	163	3.88%, 09/16/2015	322	342
7.15%, 02/15/2019	282	346	10.38%, 11/01/2018	46	63
Countrywide Financial Corp			Nomura Holdings Inc
6.25%, 05/15/2016	144	156	4.13%, 01/19/2016	386	404
Credit Suisse USA Inc			6.70%, 03/04/2020	326	367
7.13%, 07/15/2032	300	390	ORIX Corp
Discover Financial Services			4.71%, 04/27/2015	302	317
3.85%, 11/21/2022	216	204	Private Export Funding Corp
Ford Motor Credit Co LLC			3.05%, 10/15/2014	65	67
2.75%, 05/15/2015	600	610	Toyota Motor Credit Corp
3.00%, 06/12/2017	400	403	0.88%, 07/17/2015	432	434
3.98%, 06/15/2016	500	522	1.25%, 10/05/2017	518	506
4.25%, 02/03/2017	300	315	2.05%, 01/12/2017	193	196
4.25%, 09/20/2022	300	292	3.20%, 06/17/2015	98	102
5.00%, 05/15/2018	300	323	3.30%, 01/12/2022	193	190

5.88%, 08/02/2021	600	652			$ 27,063

8.70%, 10/01/2014	300	323
Franklin Resources Inc			Electric - 1.51%
3.13%, 05/20/2015	279	290	Ameren Illinois Co
General Electric Capital Corp			2.70%, 09/01/2022	432	407
2.15%, 01/09/2015	641	654	Appalachian Power Co
2.30%, 04/27/2017	641	650	6.70%, 08/15/2037	193	228
3.10%, 01/09/2023	518	479	7.00%, 04/01/2038	52	63
3.50%, 06/29/2015	193	202	Arizona Public Service Co
3.75%, 11/14/2014	513	532	4.50%, 04/01/2042	193	185
4.63%, 01/07/2021	193	204	Baltimore Gas & Electric Co
5.30%, 02/11/2021	769	831	5.90%, 10/01/2016	174	197
5.38%, 10/20/2016	385	429	Commonwealth Edison Co
5.50%, 01/08/2020	410	460	4.00%, 08/01/2020	26	28
5.63%, 09/15/2017	385	436	5.80%, 03/15/2018	33	38
5.88%, 01/14/2038	663	719	Consolidated Edison Co of New York Inc
6.00%, 08/07/2019	452	521	4.20%, 03/15/2042	321	303
6.15%, 08/07/2037	138	155	5.85%, 03/15/2036	129	149
6.38%, 11/15/2067 (a)	345	364	6.65%, 04/01/2019	129	157
6.75%, 03/15/2032	375	449	6.75%, 04/01/2038	65	84
6.88%, 01/10/2039	501	607	Constellation Energy Group Inc
Goldman Sachs Capital I			4.55%, 06/15/2015	39	41
6.35%, 02/15/2034	135	129	Consumers Energy Co
HSBC Finance Capital Trust IX			3.95%, 05/15/2043	260	235
5.91%, 11/30/2035	125	127	5.50%, 08/15/2016	183	205
HSBC Finance Corp			Dominion Resources Inc/VA
5.50%, 01/19/2016	500	547	4.90%, 08/01/2041	193	195
6.68%, 01/15/2021	247	279	5.15%, 07/15/2015	129	139
Jefferies Group LLC			8.88%, 01/15/2019	669	863
3.88%, 11/09/2015	258	268	DTE Electric Co
6.50%, 01/20/2043	260	261	3.45%, 10/01/2020	13	13
6.88%, 04/15/2021	68	76	Duke Energy Carolinas LLC
			4.00%, 09/30/2042	260	236

See accompanying notes.

54

Schedule of Investments
Bond Market Index Fund
August 31, 2013

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Electric (continued)				Electric (continued)
Duke Energy Carolinas LLC	(continued)			Ohio Power Co
5.30%, 10/01/2015		$385	$ 421	6.00%, 06/01/2016	$ 205	$229
5.30%, 02/15/2040		34	37	Oncor Electric Delivery Co LLC
Duke Energy Corp				5.25%, 09/30/2040	129	137
3.35%, 04/01/2015		193	200	6.80%, 09/01/2018	438	523
3.95%, 09/15/2014		17	18	Pacific Gas & Electric Co
Duke Energy Florida Inc				3.50%, 10/01/2020	65	66
0.65%, 11/15/2015		174	174	4.45%, 04/15/2042	257	237
4.55%, 04/01/2020		193	211	5.40%, 01/15/2040	321	338
5.65%, 06/15/2018		322	371	6.05%, 03/01/2034	257	292
5.65%, 04/01/2040		65	74	PacifiCorp
6.40%, 06/15/2038		168	207	2.95%, 06/01/2023	174	166
Duke Energy Indiana Inc				5.65%, 07/15/2018	177	206
3.75%, 07/15/2020		94	98	6.25%, 10/15/2037	232	286
4.20%, 03/15/2042		322	297	Peco Energy Co
6.12%, 10/15/2035		193	209	2.38%, 09/15/2022	260	241
Duke Energy Ohio Inc				PPL Capital Funding Inc
5.45%, 04/01/2019		322	366	4.70%, 06/01/2043	260	236
Entergy Arkansas Inc				PPL Energy Supply LLC
3.75%, 02/15/2021		65	67	5.70%, 10/15/2035	116	124
Entergy Corp				Progress Energy Inc
4.70%, 01/15/2017		322	344	3.15%, 04/01/2022	322	308
5.13%, 09/15/2020		224	232	7.75%, 03/01/2031	340	439
Exelon Corp				PSEG Power LLC
4.90%, 06/15/2015		97	103	2.75%, 09/15/2016	193	200
Exelon Generation Co LLC				Public Service Co of Colorado
5.20%, 10/01/2019		257	281	3.95%, 03/15/2043	259	236
6.25%, 10/01/2039		532	558	Public Service Co of New Mexico
FirstEnergy Solutions Corp				7.95%, 05/15/2018	385	459
6.80%, 08/15/2039		254	255	Public Service Electric & Gas Co
Florida Power & Light Co				3.50%, 08/15/2020	183	189
5.13%, 06/01/2041		385	421	3.65%, 09/01/2042	259	225
5.63%, 04/01/2034		65	74	Puget Sound Energy Inc
5.69%, 03/01/2040		123	144	4.43%, 11/15/2041	193	186
Georgia Power Co				5.80%, 03/15/2040	129	150
3.00%, 04/15/2016		193	201	San Diego Gas & Electric Co
4.25%, 12/01/2019		193	210	5.35%, 05/15/2040	213	243
4.30%, 03/15/2042		494	451	South Carolina Electric & Gas Co
Great Plains Energy Inc				5.45%, 02/01/2041	193	212
4.85%, 06/01/2021		193	206	Southern California Edison Co
Hydro-Quebec				4.05%, 03/15/2042	494	460
8.05%, 07/07/2024		257	347	5.50%, 03/15/2040	257	295
Iberdrola International BV				5.95%, 02/01/2038	193	231
6.75%, 07/15/2036		321	340	Southern Co/The
LG&E and KU Energy LLC				2.45%, 09/01/2018	500	501
3.75%, 11/15/2020		193	194	Southwestern Electric Power Co
Louisville Gas & Electric Co				6.20%, 03/15/2040	129	146
5.13%, 11/15/2040		129	141	6.45%, 01/15/2019	65	76
MidAmerican Energy Holdings Co				Toledo Edison Co/The
6.13%, 04/01/2036		392	446	7.25%, 05/01/2020	25	30
Mississippi Power Co				TransAlta Corp
4.25%, 03/15/2042		173	154	6.50%, 03/15/2040	65	64
Nevada Power Co				Union Electric Co
5.45%, 05/15/2041		377	423	6.40%, 06/15/2017	193	224
6.50%, 05/15/2018		193	229	Virginia Electric and Power Co
7.13%, 03/15/2019		34	42	6.00%, 05/15/2037	193	230
NextEra Energy Capital Holdings Inc				8.88%, 11/15/2038	26	41
1.20%, 06/01/2015		432	434	Westar Energy Inc
4.50%, 06/01/2021		129	136	4.63%, 09/01/2043	500	504
Nisource Finance Corp				Xcel Energy Inc
3.85%, 02/15/2023		302	293	4.70%, 05/15/2020	259	284

5.25%, 09/15/2017		177	196			$23,141

5.25%, 02/15/2043		302	292
5.95%, 06/15/2041		65	69	Electrical Components & Equipment - 0.02%
6.40%, 03/15/2018		39	45	Emerson Electric Co
Northern States Power Co/MN				2.63%, 02/15/2023	242	228

5.25%, 03/01/2018		103	117	4.88%, 10/15/2019	65	73

5.35%, 11/01/2039		206	233			$301

See accompanying notes.

55

Schedule of Investments
Bond Market Index Fund
August 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Electronics - 0.09%			Finance - Mortgage Loan/Banker (continued)
Agilent Technologies Inc			Fannie Mae (continued)
6.50%, 11/01/2017	$39	$45	2.50%, 02/22/2023	$432	$ 395
Honeywell International Inc			2.63%, 11/20/2014	322	331
5.30%, 03/01/2018	322	366	3.00%, 09/16/2014	1,154	1,188
5.38%, 03/01/2041	193	218	4.38%, 10/15/2015	258	279
5.70%, 03/15/2037	34	39	4.63%, 10/15/2014	98	103
Jabil Circuit Inc			5.00%, 03/15/2016	801	888
4.70%, 09/15/2022	260	250	5.00%, 02/13/2017	852	962
Koninklijke Philips NV			5.00%, 05/11/2017	162	184
5.00%, 03/15/2042	322	322	5.25%, 09/15/2016	129	146
5.75%, 03/11/2018	26	30	5.38%, 06/12/2017	801	920
Thermo Fisher Scientific Inc			5.63%, 07/15/2037	65	80
4.70%, 05/01/2020	129	136	6.00%, 04/18/2036	129	143

		$1,406	6.63%, 11/15/2030	1,007	1,343

			7.13%, 01/15/2030	497	691
Environmental Control - 0.12%			7.25%, 05/15/2030	449	631
Republic Services Inc			Federal Home Loan Banks
4.75%, 05/15/2023	129	134	0.38%, 03/13/2015	870	870
5.25%, 11/15/2021	260	283	0.38%, 07/30/2015	365	365
5.50%, 09/15/2019	261	294	0.45%, 12/28/2015	350	349
6.20%, 03/01/2040	149	171	0.50%, 11/20/2015	870	869
Waste Management Inc			1.00%, 06/21/2017	870	861
2.90%, 09/15/2022	432	399	1.13%, 06/26/2017	350	348
6.38%, 03/11/2015	193	208	1.25%, 02/28/2018	410	400
7.00%, 07/15/2028	39	48	2.13%, 03/10/2023	440	397

7.38%, 03/11/2019	193	232	2.75%, 12/12/2014	745	769

		$1,769	2.75%, 03/13/2015	450	466

Federal & Federally Sponsored Credit - 0.13%			2.88%, 06/12/2015	745	777
Federal Farm Credit Banks			4.50%, 02/18/2015	645	684
0.54%, 11/07/2016	345	340	4.75%, 12/16/2016	1,030	1,155
0.73%, 08/15/2016	186	185	4.88%, 05/17/2017	810	918
1.50%, 11/16/2015	641	655	5.00%, 11/17/2017	490	558
4.88%, 01/17/2017	435	488	5.38%, 05/18/2016	195	219
5.13%, 08/25/2016	285	321	5.50%, 08/13/2014	425	447

		$1,989	5.50%, 07/15/2036	450	536

			5.63%, 06/11/2021	390	462
Finance - Mortgage Loan/Banker - 4.36%			Freddie Mac
Fannie Mae			0.32%, 04/29/2015	88	88
0.00%, 06/01/2017 (d)	385	363	0.42%, 06/19/2015	864	863
0.00%, 10/09/2019 (d)	485	406	0.42%, 09/18/2015	1,078	1,077
0.38%, 03/16/2015	641	641	0.50%, 01/28/2016	432	430
0.50%, 05/27/2015	1,294	1,296	0.63%, 12/29/2014	641	644
0.50%, 07/02/2015	864	865	0.75%, 11/25/2014	864	869
0.50%, 09/28/2015	864	864	1.00%, 08/20/2014	641	646
0.50%, 11/27/2015	1,035	1,033	1.00%, 08/27/2014	322	325
0.50%, 03/28/2016	432	430	1.00%, 09/29/2017	864	849
0.50%, 04/29/2016	841	834	1.20%, 03/06/2017	513	512
0.55%, 02/27/2015	690	691	1.20%, 06/12/2018	930	901
0.57%, 04/18/2016	893	888	1.25%, 05/12/2017	641	640
0.63%, 10/30/2014	963	967	1.25%, 10/02/2019	1,294	1,215
0.75%, 12/19/2014	641	645	1.40%, 08/22/2019	863	817
0.88%, 08/28/2014	408	411	1.75%, 09/10/2015	162	166
0.88%, 08/28/2017	1,294	1,269	2.00%, 08/25/2016	864	892
0.88%, 10/26/2017	1,294	1,261	2.25%, 03/13/2020	454	444
0.88%, 12/20/2017	1,726	1,677	2.38%, 01/13/2022	1,935	1,856
0.88%, 02/08/2018	864	837	2.50%, 05/27/2016	450	471
0.88%, 05/21/2018	1,000	961	2.88%, 02/09/2015	1,184	1,227
0.95%, 08/23/2017	1,294	1,269	3.00%, 01/18/2028	359	312
1.00%, 12/28/2017	647	629	3.75%, 03/27/2019	1,378	1,499
1.01%, 02/14/2018	345	333	4.38%, 07/17/2015	129	138
1.05%, 05/25/2018	300	290	4.50%, 01/15/2015	162	171
1.07%, 09/27/2017	432	424	4.75%, 11/17/2015	162	177
1.13%, 03/28/2018	345	335	4.75%, 01/19/2016	669	735
1.15%, 02/28/2018	345	337	4.88%, 06/13/2018	613	701
1.25%, 09/28/2016	801	809	5.00%, 02/16/2017	298	337
1.25%, 01/30/2017	482	484	5.00%, 04/18/2017	643	728
1.38%, 11/15/2016	641	648	5.13%, 10/18/2016	250	282
1.63%, 10/26/2015	641	656	5.13%, 11/17/2017	520	596
2.38%, 07/28/2015	258	267	5.25%, 04/18/2016	520	581
2.38%, 04/11/2016	450	469

See accompanying notes.

56

Schedule of Investments

Bond Market Index Fund

August 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Finance - Mortgage Loan/Banker (continued)			Gas (continued)
Freddie Mac (continued)			Sempra Energy (continued)
5.50%, 07/18/2016	$ 829	$939	6.00%, 10/15/2039	$34	$38

5.50%, 08/23/2017	669	774			$758

6.25%, 07/15/2032	577	753
6.75%, 03/15/2031	193	262	Healthcare - Products - 0.18%

		$66,940	Baxter International Inc

			2.40%, 08/15/2022	260	238
Food - 0.45%			3.65%, 08/15/2042	260	222
Campbell Soup Co			4.25%, 03/15/2020	129	139
3.05%, 07/15/2017	322	336	5.90%, 09/01/2016	46	52
4.25%, 04/15/2021	129	135	Becton Dickinson and Co
ConAgra Foods Inc			5.00%, 11/12/2040	129	133
1.30%, 01/25/2016	346	348	Boston Scientific Corp
2.10%, 03/15/2018	260	256	6.00%, 01/15/2020	129	147
3.25%, 09/15/2022	260	247	6.25%, 11/15/2015	129	143
4.65%, 01/25/2043	174	160	7.38%, 01/15/2040	129	158
Delhaize Group SA			Covidien International Finance SA
5.70%, 10/01/2040	257	248	6.00%, 10/15/2017	59	68
General Mills Inc			Medtronic Inc
3.15%, 12/15/2021	193	189	3.00%, 03/15/2015	322	333
Kellogg Co			4.45%, 03/15/2020	258	280
2.75%, 03/01/2023	432	398	5.55%, 03/15/2040	260	291
4.00%, 12/15/2020	193	202	Stryker Corp
Kraft Foods Group Inc			4.10%, 04/01/2043	604	551
1.63%, 06/04/2015	174	177	4.38%, 01/15/2020	65	71

5.00%, 06/04/2042	518	508			$2,826

5.38%, 02/10/2020	240	269
6.50%, 02/09/2040	190	226	Healthcare - Services - 0.25%
6.88%, 01/26/2039	405	494	Aetna Inc
Kroger Co/The			1.50%, 11/15/2017	174	169
3.40%, 04/15/2022	386	373	4.13%, 06/01/2021	258	266
4.95%, 01/15/2015	193	203	4.13%, 11/15/2042	174	152
5.40%, 07/15/2040	65	66	6.63%, 06/15/2036	13	16
6.15%, 01/15/2020	34	39	6.75%, 12/15/2037	34	42
6.40%, 08/15/2017	46	53	Cigna Corp
Mondelez International Inc			2.75%, 11/15/2016	322	333
4.13%, 02/09/2016	289	308	4.00%, 02/15/2022	260	263
5.38%, 02/10/2020	220	246	5.38%, 02/15/2042	322	342
6.50%, 08/11/2017	641	743	Quest Diagnostics Inc
6.50%, 02/09/2040	302	356	4.70%, 04/01/2021	258	272
Safeway Inc			4.75%, 01/30/2020	12	13
3.95%, 08/15/2020	81	80	5.45%, 11/01/2015	45	49
Unilever Capital Corp			UnitedHealth Group Inc
2.75%, 02/10/2016	300	312	2.88%, 03/15/2022	450	424

		$6,972	4.70%, 02/15/2021	226	244

			6.50%, 06/15/2037	193	236
Forest Products & Paper - 0.15%			6.88%, 02/15/2038	353	445
Georgia-Pacific LLC			WellPoint Inc
7.75%, 11/15/2029	129	163	3.30%, 01/15/2023	260	245
8.00%, 01/15/2024	494	634	4.65%, 01/15/2043	174	161
International Paper Co			5.25%, 01/15/2016	85	93
7.30%, 11/15/2039	65	80	5.80%, 08/15/2040	13	14

7.50%, 08/15/2021	340	418			$3,779

7.95%, 06/15/2018	346	427
9.38%, 05/15/2019	153	202	Home Furnishings - 0.01%
MeadWestvaco Corp			Whirlpool Corp
7.38%, 09/01/2019	259	300	4.85%, 06/15/2021	193	203
Plum Creek Timberlands LP
4.70%, 03/15/2021	129	133	Insurance - 0.89%

		$2,357	ACE INA Holdings Inc

			5.90%, 06/15/2019	432	509
Gas - 0.05%			Aegon NV
Atmos Energy Corp			4.63%, 12/01/2015	58	62
4.95%, 10/15/2014	129	135	Aflac Inc
CenterPoint Energy Inc
6.50%, 05/01/2018	193	228	3.45%, 08/15/2015	52	55
			6.45%, 08/15/2040	167	199
National Grid PLC			8.50%, 05/15/2019	34	44
6.30%, 08/01/2016	103	117
Sempra Energy			American International Group Inc
			3.00%, 03/20/2015	322	331
2.88%, 10/01/2022	260	240	4.88%, 06/01/2022	432	461

See accompanying notes.

57

Schedule of Investments
Bond Market Index Fund
August 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Insurance (continued)			Insurance (continued)
American International Group Inc			WR Berkley Corp
(continued)			6.25%, 02/15/2037	$75	$82
5.60%, 10/18/2016	$ 882	$ 980	XL Group PLC
5.85%, 01/16/2018	386	435	5.25%, 09/15/2014	33	35

6.25%, 05/01/2036	325	370			$13,749

6.40%, 12/15/2020	322	376
8.25%, 08/15/2018	527	652	Internet - 0.12%
Aon Corp			Amazon.com Inc
5.00%, 09/30/2020	322	351	0.65%, 11/27/2015	346	345
AXA SA			1.20%, 11/29/2017	174	168
8.60%, 12/15/2030	97	115	2.50%, 11/29/2022	174	157
Berkshire Hathaway Finance Corp			eBay Inc
4.25%, 01/15/2021	258	275	1.35%, 07/15/2017	174	172
5.75%, 01/15/2040	213	238	1.63%, 10/15/2015	129	131
Berkshire Hathaway Inc			2.60%, 07/15/2022	174	161
1.90%, 01/31/2017	322	326	4.00%, 07/15/2042	174	146
3.20%, 02/11/2015	197	204	Expedia Inc
3.40%, 01/31/2022	513	513	7.46%, 08/15/2018	322	372
Chubb Corp/The			Google Inc
6.50%, 05/15/2038	26	33	2.13%, 05/19/2016	129	133

CNA Financial Corp			3.63%, 05/19/2021	129	134

5.75%, 08/15/2021	193	216			$1,919

Fidelity National Financial Inc			Iron & Steel - 0.10%
6.60%, 05/15/2017	129	141	Cliffs Natural Resources Inc
Genworth Holdings Inc			4.88%, 04/01/2021	322	298
7.63%, 09/24/2021	432	504	Nucor Corp
7.70%, 06/15/2020	65	75	5.75%, 12/01/2017	34	38
Hartford Financial Services Group Inc			Vale Overseas Ltd
5.38%, 03/15/2017	193	212	5.63%, 09/15/2019	116	124
6.00%, 01/15/2019	346	393	6.25%, 01/23/2017	561	620
6.63%, 03/30/2040	63	76	6.88%, 11/21/2036	420	407
ING US Inc			8.25%, 01/17/2034	98	107

5.50%, 07/15/2022	450	481			$1,594

Lincoln National Corp
7.00%, 06/15/2040	120	152	Lodging - 0.02%
8.75%, 07/01/2019	353	454	Wyndham Worldwide Corp
Marsh & McLennan Cos Inc			3.90%, 03/01/2023	346	325
5.75%, 09/15/2015	32	35
MetLife Inc			Machinery - Construction & Mining - 0.04%
5.70%, 06/15/2035	592	655	Caterpillar Inc
6.40%, 12/15/2066 (a)	97	98
			0.95%, 06/26/2015	346	347
6.75%, 06/01/2016	641	734	3.80%, 08/15/2042	263	228

7.72%, 02/15/2019	65	81			$575

PartnerRe Finance B LLC
5.50%, 06/01/2020	65	71	Machinery - Diversified - 0.05%
Progressive Corp/The			Deere & Co
3.75%, 08/23/2021	279	283	4.38%, 10/16/2019	142	157
Protective Life Corp			Rockwell Automation Inc
8.45%, 10/15/2039	129	164	6.25%, 12/01/2037	129	154
Prudential Financial Inc			Roper Industries Inc
4.50%, 11/16/2021	321	339	1.85%, 11/15/2017	432	424

4.75%, 09/17/2015	129	139			$735

5.10%, 09/20/2014	72	75
5.63%, 06/15/2043 (a)	260	243	Media - 1.15%
5.70%, 12/14/2036	65	69	CBS Corp
5.80%, 11/16/2041	129	141	1.95%, 07/01/2017	388	385
6.00%, 12/01/2017	193	222	4.85%, 07/01/2042	432	381
6.63%, 12/01/2037	39	47	5.75%, 04/15/2020	164	182
Transatlantic Holdings Inc			7.88%, 07/30/2030	196	239
5.75%, 12/14/2015	70	76	Comcast Corp
Travelers Cos Inc/The			3.13%, 07/15/2022	432	418
6.25%, 06/15/2037	33	40	4.50%, 01/15/2043	174	164
6.75%, 06/20/2036	129	166	5.15%, 03/01/2020	438	495
Unum Group			5.90%, 03/15/2016	321	359
7.13%, 09/30/2016	193	220	6.30%, 11/15/2017	322	378
Validus Holdings Ltd			6.40%, 03/01/2040	459	548
8.88%, 01/26/2040	129	164	6.45%, 03/15/2037	151	180
Willis Group Holdings PLC			6.95%, 08/15/2037	360	453
4.13%, 03/15/2016	322	337	COX Communications Inc
			5.45%, 12/15/2014	215	227

See accompanying notes.

58

Schedule of Investments
Bond Market Index Fund
August 31, 2013

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Media (continued)				Media (continued)
COX Communications Inc	(continued)			Walt Disney Co/The (continued)
5.50%, 10/01/2015		$65	$ 70	2.75%, 08/16/2021	$ 258	$251
DIRECTV Holdings LLC / DIRECTV				3.70%, 12/01/2042	260	228
Financing Co Inc				7.00%, 03/01/2032	129	171

2.40%, 03/15/2017		432	429			$17,606

3.55%, 03/15/2015		248	257
3.80%, 03/15/2022		258	241	Metal Fabrication & Hardware - 0.04%
4.60%, 02/15/2021		426	428	Precision Castparts Corp
5.88%, 10/01/2019		142	157	0.70%, 12/20/2015	302	301
6.00%, 08/15/2040		408	389	1.25%, 01/15/2018	174	168

Discovery Communications LLC				2.50%, 01/15/2023	174	159

3.70%, 06/01/2015		81	85			$628

5.05%, 06/01/2020		129	140	Mining - 0.47%
5.63%, 08/15/2019		129	147	Alcoa Inc
6.35%, 06/01/2040		111	122	5.40%, 04/15/2021	129	127
Grupo Televisa SAB				5.90%, 02/01/2027	129	123
6.00%, 05/15/2018		300	335	6.15%, 08/15/2020	34	35
Historic TW Inc				6.50%, 06/15/2018	417	443
6.88%, 06/15/2018		65	78	Barrick Gold Corp
NBCUniversal Media LLC				2.90%, 05/30/2016	193	194
3.65%, 04/30/2015		326	341	Barrick PD Australia Finance Pty Ltd
4.38%, 04/01/2021		215	230	4.95%, 01/15/2020	151	150
5.15%, 04/30/2020		190	214	5.95%, 10/15/2039	226	196
6.40%, 04/30/2040		301	360	BHP Billiton Finance USA Ltd
News America Inc				1.13%, 11/21/2014	193	195
3.00%, 09/15/2022		432	399	1.63%, 02/24/2017	322	321
5.65%, 08/15/2020		129	145	3.25%, 11/21/2021	322	313
6.15%, 02/15/2041		193	213	4.13%, 02/24/2042	322	295
6.20%, 12/15/2034		135	145	6.50%, 04/01/2019	59	70
6.40%, 12/15/2035		321	355	Freeport-McMoRan Copper & Gold Inc
6.90%, 03/01/2019		385	460	3.55%, 03/01/2022	344	307
Reed Elsevier Capital Inc				3.88%, 03/15/2023 (c)	604	539
3.13%, 10/15/2022		16	15	Newmont Mining Corp
Thomson Reuters Corp				3.50%, 03/15/2022	258	227
5.70%, 10/01/2014		59	62	5.13%, 10/01/2019	129	135
5.85%, 04/15/2040		65	69	6.25%, 10/01/2039	295	280
Time Warner Cable Inc				Rio Tinto Alcan Inc
3.50%, 02/01/2015		65	67	6.13%, 12/15/2033	193	219
4.00%, 09/01/2021		450	423	Rio Tinto Finance USA Ltd
5.85%, 05/01/2017		129	140	3.75%, 09/20/2021	322	313
6.55%, 05/01/2037		129	124	6.50%, 07/15/2018	12	14
6.75%, 07/01/2018		131	146	7.13%, 07/15/2028	34	41
6.75%, 06/15/2039		193	190	9.00%, 05/01/2019	210	269
7.30%, 07/01/2038		260	270	Rio Tinto Finance USA PLC
8.25%, 04/01/2019		386	451	2.25%, 12/14/2018	518	502
8.75%, 02/14/2019		124	147	4.75%, 03/22/2042	580	531
Time Warner Entertainment Co LP				Southern Copper Corp
8.38%, 07/15/2033		238	266	5.38%, 04/16/2020	65	68
Time Warner Inc				6.75%, 04/16/2040	270	250
3.15%, 07/15/2015		201	209	Teck Resources Ltd
4.00%, 01/15/2022		450	451	3.00%, 03/01/2019	258	249
4.70%, 01/15/2021		202	214	4.50%, 01/15/2021	432	420
4.88%, 03/15/2020		107	115	6.25%, 07/15/2041	386	367

5.38%, 10/15/2041		322	320			$7,193

5.88%, 11/15/2016		450	509
6.10%, 07/15/2040		111	120	Miscellaneous Manufacturing - 0.24%
6.20%, 03/15/2040		129	141	3M Co
6.50%, 11/15/2036		52	58	1.38%, 09/29/2016	322	326
7.63%, 04/15/2031		238	299	5.70%, 03/15/2037	98	114
Viacom Inc				Danaher Corp
2.50%, 12/15/2016		258	263	5.63%, 01/15/2018	322	369
3.88%, 12/15/2021		322	317	Dover Corp
4.25%, 09/15/2015		59	63	5.38%, 03/01/2041	193	213
4.38%, 03/15/2043		260	213	Eaton Corp
6.88%, 04/30/2036		254	283	0.95%, 11/02/2015 (c)	432	431
Walt Disney Co/The				1.50%, 11/02/2017 (c)	260	254
0.45%, 12/01/2015		432	430	2.75%, 11/02/2022 (c)	174	160
0.88%, 12/01/2014		300	302	4.15%, 11/02/2042 (c)	88	78
1.35%, 08/16/2016		129	130	GE Capital Trust I
				6.38%, 11/15/2067	40	42

See accompanying notes.

59

Schedule of Investments
Bond Market Index Fund
August 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Miscellaneous Manufacturing (continued)			Mortgage Backed Securities (continued)
General Electric Co			JP Morgan Chase Commercial Mortgage
0.85%, 10/09/2015	$ 174	$174	Securities Trust 2005-LDP2
2.70%, 10/09/2022	346	323	4.74%, 07/15/2042	$ 260	$ 273
4.13%, 10/09/2042	346	316	4.78%, 07/15/2042	223	234
5.25%, 12/06/2017	432	489	JP Morgan Chase Commercial Mortgage
Parker Hannifin Corp			Securities Trust 2006-CIBC17
3.50%, 09/15/2022	193	191	5.43%, 12/12/2043	862	938
Textron Inc			JP Morgan Chase Commercial Mortgage
6.20%, 03/15/2015	24	26	Securities Trust 2006-LDP7
Tyco Electronics Group SA			6.06%, 04/15/2045 (a)	640	699
6.55%, 10/01/2017	134	153	JP Morgan Chase Commercial Mortgage
7.13%, 10/01/2037	37	43	Securities Trust 2006-LDP8

		$3,702	5.44%, 05/15/2045 (a)	48	53

			JP Morgan Chase Commercial Mortgage
Mortgage Backed Securities - 1.73%			Securities Trust 2006-LDP9
Banc of America Commercial Mortgage Trust			5.34%, 05/15/2047	852	933
2006-3			JP Morgan Chase Commercial Mortgage
5.89%, 07/10/2044	45	49	Securities Trust 2007-C1
Banc of America Commercial Mortgage Trust			5.72%, 02/15/2051	20	22
2006-5			JP Morgan Chase Commercial Mortgage
5.41%, 09/10/2047 (a)	1,281	1,397
			Securities Trust 2007-LDP10
Banc of America Commercial Mortgage Trust			5.42%, 01/15/2049	384	423
2007-2			JP Morgan Chase Commercial Mortgage
5.63%, 04/10/2049	31	31	Securities Trust 2011-C5
Banc of America Commercial Mortgage Trust			4.17%, 08/15/2046	640	668
2008-1			LB Commercial Mortgage Trust 2007-C3
6.40%, 02/10/2051 (a)	119	136
			6.08%, 07/15/2044 (a)	182	205
Banc of America Merrill Lynch Commercial			LB-UBS Commercial Mortgage Trust 2005-
Mortgage Inc			C3
5.36%, 09/10/2047 (a)	320	343
			4.79%, 07/15/2040 (a)	640	670
Bear Stearns Commercial Mortgage Securities			4.84%, 07/15/2040	448	465
Trust 2006-PWR12			LB-UBS Commercial Mortgage Trust 2005-
5.90%, 09/11/2038 (a)	286	314
			C5
Bear Stearns Commercial Mortgage Securities			5.02%, 09/15/2040	352	375
Trust 2006-PWR13			LB-UBS Commercial Mortgage Trust 2005-
5.54%, 09/11/2041	320	351	C7
Bear Stearns Commercial Mortgage Securities			5.20%, 11/15/2030	320	341
Trust 2006-TOP24			LB-UBS Commercial Mortgage Trust 2006-
5.54%, 10/12/2041	483	533	C3
CD 2006-CD3 Mortgage Trust			5.66%, 03/15/2039	320	348
5.62%, 10/15/2048	238	260	LB-UBS Commercial Mortgage Trust 2007-
Citigroup Commercial Mortgage Trust 2008-			C6
C7			5.86%, 07/15/2040 (a)	126	138
6.34%, 12/10/2049 (a)	35	39
			Merrill Lynch Mortgage Trust 2006-C2
COMM 2007-C9 Mortgage Trust			5.74%, 08/12/2043	1,000	1,100
5.99%, 12/10/2049 (a)	320	363
			Merrill Lynch Mortgage Trust 2007-C1
Commercial Mortgage Loan Trust 2008-LS1			6.04%, 06/12/2050 (a)	223	249
6.21%, 12/10/2049 (a)	256	288
			Morgan Stanley Bank of America Merrill
Commercial Mortgage Trust 2007-GG11			Lynch Trust 2012-C6
5.74%, 12/10/2049	961	1,070	2.86%, 11/15/2045 (a)	431	400
Commercial Mortgage Trust 2007-GG9			Morgan Stanley Capital I Trust 2005-IQ9
5.44%, 03/10/2039 (a)	541	594
			4.70%, 07/15/2056	848	879
Credit Suisse Commercial Mortgage Trust			Morgan Stanley Capital I Trust 2006-HQ8
Series 2007-C4			5.60%, 03/12/2044 (a)	640	688
5.95%, 09/15/2039 (a)	246	262
			Morgan Stanley Capital I Trust 2007-HQ12
Credit Suisse First Boston Mortgage Securities			5.76%, 04/12/2049 (a)	336	336
Corp			5.76%, 04/12/2049 (a)	692	744
4.83%, 11/15/2037	512	531	Morgan Stanley Capital I Trust 2007-IQ13
5.01%, 02/15/2038	610	632	5.36%, 03/15/2044 (a)	290	319
GE Capital Commercial Mortgage Corp			Morgan Stanley Capital I Trust 2007-TOP25
5.49%, 11/10/2045 (a)	74	80
			5.51%, 11/12/2049	640	710
GS Mortgage Securities Trust 2007-GG10			UBS Commercial Mortgage Trust 2012-C1
6.00%, 08/10/2045 (a)	146	151
6.00%, 08/10/2045 (a)	1,281	1,410	3.00%, 05/10/2045	287	288
			3.40%, 05/10/2045 (a)	1,121	1,090
GS Mortgage Securities Trust 2011-GC5			UBS-Barclays Commercial Mortgage Trust
3.00%, 08/10/2044	862	894	2012-C4
JP Morgan Chase Commercial Mortgage			2.85%, 12/10/2045 (a)	431	398
Securities Corp
4.88%, 01/15/2042	339	352

See accompanying notes.

60

Schedule of Investments
Bond Market Index Fund
August 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Mortgage Backed Securities (continued)			Oil & Gas (continued)
Wachovia Bank Commercial Mortgage Trust			ConocoPhillips Holding Co
Series 2005-C22			6.95%, 04/15/2029	$ 344	$ 440
5.47%, 12/15/2044 (a)	$ 320	$342	Devon Energy Corp
Wachovia Bank Commercial Mortgage Trust			1.88%, 05/15/2017	258	254
Series 2006-C23			5.60%, 07/15/2041	151	157
5.42%, 01/15/2045	480	523	6.30%, 01/15/2019	386	445
Wachovia Bank Commercial Mortgage Trust			7.95%, 04/15/2032	232	304
Series 2006-C27			Devon Financing Corp LLC
5.80%, 07/15/2045	739	801	7.88%, 09/30/2031	321	414
Wachovia Bank Commercial Mortgage Trust			Encana Corp
Series 2007-C30			3.90%, 11/15/2021	432	428
5.34%, 12/15/2043 (a)	500	550	5.90%, 12/01/2017	65	74
Wachovia Bank Commercial Mortgage Trust			6.50%, 02/01/2038	168	185
Series 2007-C34			Ensco PLC
5.68%, 05/15/2046 (a)	260	290	3.25%, 03/15/2016	129	134

		$26,572	EOG Resources Inc

			2.63%, 03/15/2023	432	395
Office & Business Equipment - 0.06%			4.40%, 06/01/2020	129	139
Pitney Bowes Inc			EQT Corp
5.75%, 09/15/2017	193	209	6.50%, 04/01/2018	319	357
Xerox Corp			Hess Corp
2.95%, 03/15/2017	386	394	5.60%, 02/15/2041	129	133
4.25%, 02/15/2015	124	129	7.30%, 08/15/2031	269	326
4.50%, 05/15/2021	129	134	8.13%, 02/15/2019	65	81

5.63%, 12/15/2019	56	62	Marathon Oil Corp

		$928	5.90%, 03/15/2018	388	442

Oil & Gas - 2.01%			6.60%, 10/01/2037	58	69
Alberta Energy Co Ltd			Marathon Petroleum Corp
7.38%, 11/01/2031	193	225	3.50%, 03/01/2016	193	202
Anadarko Finance Co			5.13%, 03/01/2021	193	207
7.50%, 05/01/2031	193	241	Murphy Oil Corp
Anadarko Petroleum Corp			3.70%, 12/01/2022	432	402
5.95%, 09/15/2016	447	501	Nabors Industries Inc
6.20%, 03/15/2040	65	74	9.25%, 01/15/2019	451	555
6.38%, 09/15/2017	574	664	Nexen Inc
6.45%, 09/15/2036	239	279	6.40%, 05/15/2037	146	158
Apache Corp			7.50%, 07/30/2039	39	48
3.63%, 02/01/2021	193	196	Noble Energy Inc
4.75%, 04/15/2043	322	311	6.00%, 03/01/2041	258	293
5.10%, 09/01/2040	232	234	Noble Holding International Ltd
BP Capital Markets PLC			2.50%, 03/15/2017	322	323
1.38%, 05/10/2018	518	499	3.45%, 08/01/2015	65	67
1.85%, 05/05/2017	173	173	6.20%, 08/01/2040	65	66
2.75%, 05/10/2023	518	469	Occidental Petroleum Corp
3.13%, 10/01/2015	129	135	4.13%, 06/01/2016	193	208
3.20%, 03/11/2016	257	270	PC Financial Partnership
3.25%, 05/06/2022	173	165	5.00%, 11/15/2014	65	68
3.88%, 03/10/2015	298	311	Pemex Project Funding Master Trust
4.74%, 03/11/2021	321	344	5.75%, 03/01/2018	359	394
4.75%, 03/10/2019	65	71	6.63%, 06/15/2035	94	97
Canadian Natural Resources Ltd			Petrobras Global Finance BV
5.70%, 05/15/2017	43	48	4.38%, 05/20/2023	432	378
6.25%, 03/15/2038	247	281	Petrobras International Finance Co
Cenovus Energy Inc			2.88%, 02/06/2015	494	501
4.50%, 09/15/2014	107	111	3.88%, 01/27/2016	279	286
5.70%, 10/15/2019	219	249	5.38%, 01/27/2021	513	501
6.75%, 11/15/2039	322	386	5.75%, 01/20/2020	348	352
CNOOC Finance 2013 Ltd			5.88%, 03/01/2018	193	204
1.13%, 05/09/2016	300	297	6.75%, 01/27/2041	193	179
1.75%, 05/09/2018	300	288	6.88%, 01/20/2040	65	61
3.00%, 05/09/2023	300	267	7.88%, 03/15/2019	290	326
4.25%, 05/09/2043	200	171	Petro-Canada
ConocoPhillips			6.80%, 05/15/2038	34	41
4.60%, 01/15/2015	641	675	Petroleos Mexicanos
6.00%, 01/15/2020	236	279	4.88%, 03/15/2015	266	280
6.50%, 02/01/2039	425	537	4.88%, 01/24/2022	965	972
ConocoPhillips Canada Funding Co I			5.50%, 01/21/2021	522	553
5.63%, 10/15/2016	193	219	5.50%, 06/27/2044 (c)	180	156
			5.50%, 06/27/2044	440	382

See accompanying notes.

61

Schedule of Investments
Bond Market Index Fund
August 31, 2013

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Oil & Gas (continued)				Other Asset Backed Securities - 0.02%
Petroleos Mexicanos	(continued)			CenterPoint Energy Restoration Bond Co
8.00%, 05/03/2019		$81	$97	LLC
Phillips 66				3.46%, 08/15/2019	$ 297	$ 316
2.95%, 05/01/2017		322	332
4.30%, 04/01/2022		322	325
5.88%, 05/01/2042		322	343	Pharmaceuticals - 0.99%
Pioneer Natural Resources Co				Abbott Laboratories
				5.13%, 04/01/2019	432	491
3.95%, 07/15/2022		259	256	AbbVie Inc
Pride International Inc
6.88%, 08/15/2020		193	228	1.20%, 11/06/2015	432	433
				1.75%, 11/06/2017	432	426
Rowan Cos Inc				2.00%, 11/06/2018	346	338
5.00%, 09/01/2017		59	64
Shell International Finance BV				2.90%, 11/06/2022	346	322
				4.40%, 11/06/2042	346	323
2.38%, 08/21/2022		173	158	Actavis Inc
3.10%, 06/28/2015		398	416
3.63%, 08/21/2042		173	148	3.25%, 10/01/2022	174	162
				6.13%, 08/15/2019	34	39
4.30%, 09/22/2019		129	141	AstraZeneca PLC
4.38%, 03/25/2020		65	71
5.50%, 03/25/2040		65	74	5.90%, 09/15/2017	193	223
				6.45%, 09/15/2037	359	436
6.38%, 12/15/2038		110	138	Bristol-Myers Squibb Co
Statoil ASA
1.15%, 05/15/2018		345	331	0.88%, 08/01/2017	260	252
				3.25%, 08/01/2042	174	140
2.65%, 01/15/2024		432	395	5.88%, 11/15/2036	16	19
3.15%, 01/23/2022		257	253
3.95%, 05/15/2043		259	232	6.80%, 11/15/2026	65	82
				Cardinal Health Inc
5.10%, 08/17/2040		244	257	1.70%, 03/15/2018	346	335
5.25%, 04/15/2019		58	66
Suncor Energy Inc				3.20%, 03/15/2023	260	241
				4.60%, 03/15/2043	174	159
6.10%, 06/01/2018		322	373	Eli Lilly & Co
6.50%, 06/15/2038		314	369
6.85%, 06/01/2039		13	16	5.20%, 03/15/2017	412	462
				5.50%, 03/15/2027	174	199
Talisman Energy Inc				Express Scripts Holding Co
5.13%, 05/15/2015		23	24
6.25%, 02/01/2038		382	396	3.13%, 05/15/2016	322	335
				4.75%, 11/15/2021	193	205
Total Capital International SA				6.13%, 11/15/2041	193	222
0.75%, 01/25/2016		260	258
2.88%, 02/17/2022		322	307	GlaxoSmithKline Capital Inc
				2.80%, 03/18/2023	518	485
Total Capital SA				5.65%, 05/15/2018	258	297
3.00%, 06/24/2015		94	98
4.25%, 12/15/2021		129	137	6.38%, 05/15/2038	206	256
				GlaxoSmithKline Capital PLC
Transocean Inc				0.75%, 05/08/2015	258	258
3.80%, 10/15/2022		432	404
5.05%, 12/15/2016		604	661	2.85%, 05/08/2022	322	307
				Johnson & Johnson
6.00%, 03/15/2018		385	429	2.95%, 09/01/2020	322	330
6.38%, 12/15/2021		193	213
Valero Energy Corp				4.95%, 05/15/2033	129	143
				5.55%, 08/15/2017	322	368
4.50%, 02/01/2015		21	22	Medco Health Solutions Inc
6.13%, 02/01/2020		184	211
6.63%, 06/15/2037		89	97	7.13%, 03/15/2018	425	510
				Merck & Co Inc
7.50%, 04/15/2032		39	46	1.30%, 05/18/2018	432	419

9.38%, 03/15/2019		322	416	2.25%, 01/15/2016	129	133

			$30,809	2.40%, 09/15/2022	346	318

Oil & Gas Services - 0.13%				3.60%, 09/15/2042	174	148
Baker Hughes Inc				4.15%, 05/18/2043	432	404
5.13%, 09/15/2040		376	402	6.55%, 09/15/2037	219	279
7.50%, 11/15/2018		34	42	Merck Sharp & Dohme Corp
Cameron International Corp				5.00%, 06/30/2019	386	436
6.38%, 07/15/2018		386	449	Novartis Capital Corp
Halliburton Co				2.90%, 04/24/2015	193	200
3.25%, 11/15/2021		129	128	4.40%, 04/24/2020	193	211
4.50%, 11/15/2041		129	125	Novartis Securities Investment Ltd
7.45%, 09/15/2039		26	35	5.13%, 02/10/2019	162	185
Weatherford International Ltd/Bermuda				Pfizer Inc
5.13%, 09/15/2020		129	134	4.65%, 03/01/2018	129	145
6.00%, 03/15/2018		34	38	5.35%, 03/15/2015	389	416
6.75%, 09/15/2040		129	134	6.20%, 03/15/2019	700	837
9.63%, 03/01/2019		412	518	7.20%, 03/15/2039	379	517

			$2,005	Sanofi

				1.20%, 09/30/2014	322	325

See accompanying notes.

62

Schedule of Investments
Bond Market Index Fund
August 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Pharmaceuticals (continued)			Pipelines (continued)
Sanofi (continued)			Sunoco Logistics Partners Operations LP
2.63%, 03/29/2016	$ 193	$ 201	(continued)
Teva Pharmaceutical Finance Co LLC			4.95%, 01/15/2043	$ 174	$158
6.15%, 02/01/2036	129	150	5.50%, 02/15/2020	116	125
Teva Pharmaceutical Finance II BV / Teva			Tennessee Gas Pipeline Co LLC
Pharmaceutical Finance III LLC			7.50%, 04/01/2017	193	227
3.00%, 06/15/2015	494	511	TransCanada PipeLines Ltd
Wyeth LLC			3.80%, 10/01/2020	321	333
5.50%, 02/15/2016	193	214	6.10%, 06/01/2040	65	75
5.95%, 04/01/2037	228	270	6.50%, 08/15/2018	107	127
Zoetis Inc			7.25%, 08/15/2038	129	167
3.25%, 02/01/2023 (c)	174	164	7.63%, 01/15/2039	289	388

		$ 15,281	Williams Cos Inc/The

			7.50%, 01/15/2031	29	33
Pipelines - 0.71%			7.88%, 09/01/2021	321	382
Boardwalk Pipelines LP			Williams Partners LP
3.38%, 02/01/2023	260	236	3.80%, 02/15/2015	177	184
El Paso Pipeline Partners Operating Co LLC			5.25%, 03/15/2020	450	481
4.70%, 11/01/2042	260	230	6.30%, 04/15/2040	111	117

Enbridge Energy Partners LP					$10,964

5.20%, 03/15/2020	24	26
9.88%, 03/01/2019	219	286	Regional Authority - 0.32%
Energy Transfer Partners LP			Japan Finance Organization for
5.20%, 02/01/2022	258	272	Municipalities
6.50%, 02/01/2042	258	278	5.00%, 05/16/2017	200	227
6.70%, 07/01/2018	58	68	Province of British Columbia
9.00%, 04/15/2019	16	20	1.20%, 04/25/2017	260	260
Enterprise Products Operating LLC			2.65%, 09/22/2021	193	189
1.25%, 08/13/2015	87	87	6.50%, 01/15/2026	45	56
3.20%, 02/01/2016	129	135	Province of Manitoba Canada
3.35%, 03/15/2023	432	410	2.63%, 07/15/2015	193	200
4.45%, 02/15/2043	259	233	Province of Nova Scotia Canada
5.20%, 09/01/2020	193	215	5.13%, 01/26/2017	104	117
6.13%, 10/15/2039	58	65	Province of Ontario Canada
6.45%, 09/01/2040	193	224	1.60%, 09/21/2016	520	526
6.50%, 01/31/2019	375	442	2.70%, 06/16/2015	322	334
6.88%, 03/01/2033	39	47	2.95%, 02/05/2015	871	902
Kinder Morgan Energy Partners LP			4.00%, 10/07/2019	193	208
3.50%, 03/01/2016	449	474	4.40%, 04/14/2020	129	142
3.50%, 09/01/2023	345	321	4.95%, 11/28/2016	450	503
4.15%, 03/01/2022	432	429	5.45%, 04/27/2016	258	288
5.00%, 03/01/2043	259	242	Province of Quebec Canada
6.38%, 03/01/2041	321	354	2.75%, 08/25/2021	577	555
6.50%, 09/01/2039	33	37	5.13%, 11/14/2016	215	241
6.95%, 01/15/2038	33	39	7.50%, 09/15/2029	161	217
7.40%, 03/15/2031	193	230	Province of Saskatchewan Canada
9.00%, 02/01/2019	193	245	8.50%, 07/15/2022	17	23

Magellan Midstream Partners LP					$4,988

4.20%, 12/01/2042	174	150
ONEOK Partners LP			REITS - 0.49%
3.38%, 10/01/2022	260	236	American Tower Corp
6.13%, 02/01/2041	322	332	4.70%, 03/15/2022	322	319
8.63%, 03/01/2019	52	65	7.00%, 10/15/2017	81	92
Panhandle Eastern Pipe Line Co LP			AvalonBay Communities Inc
6.20%, 11/01/2017	204	233	2.85%, 03/15/2023	432	390
Plains All American Pipeline LP / PAA			BioMed Realty LP
Finance Corp			6.13%, 04/15/2020	17	19
3.65%, 06/01/2022	322	319	Boston Properties LP
3.95%, 09/15/2015	129	137	3.13%, 09/01/2023	345	315
4.30%, 01/31/2043	174	154	4.13%, 05/15/2021	193	197
5.75%, 01/15/2020	39	44	5.63%, 11/15/2020	65	73
Southern Natural Gas Co LLC			Brandywine Operating Partnership LP
5.90%, 04/01/2017 (a),(c)	33	37	3.95%, 02/15/2023	432	405
Southern Natural Gas Co LLC / Southern			DDR Corp
Natural Issuing Corp			4.63%, 07/15/2022	259	260
4.40%, 06/15/2021	129	134	Digital Realty Trust LP
Spectra Energy Capital LLC			4.50%, 07/15/2015	138	145
8.00%, 10/01/2019	432	520	Duke Realty LP
Sunoco Logistics Partners Operations LP			3.88%, 10/15/2022	173	162
3.45%, 01/15/2023	174	161	7.38%, 02/15/2015	65	70

See accompanying notes.

63

Schedule of Investments
Bond Market Index Fund
August 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's)	Value (000's)

REITS (continued)			Retail (continued)
EPR Properties			Macy's Retail Holdings Inc	(continued)
7.75%, 07/15/2020	$ 158	$178	6.65%, 07/15/2024		$65	$76
ERP Operating LP			6.90%, 04/01/2029		65	74
3.00%, 04/15/2023	345	315	McDonald's Corp
4.75%, 07/15/2020	129	138	3.50%, 07/15/2020		379	394
HCP Inc			3.70%, 02/15/2042		321	280
3.75%, 02/01/2016	129	135	4.88%, 07/15/2040		23	24
5.38%, 02/01/2021	129	140	5.35%, 03/01/2018		90	103
6.70%, 01/30/2018	39	45	6.30%, 10/15/2037		33	41
Health Care REIT Inc			Nordstrom Inc
6.13%, 04/15/2020	289	326	4.75%, 05/01/2020		90	99
Hospitality Properties Trust			6.25%, 01/15/2018		34	39
6.70%, 01/15/2018	193	215	Target Corp
Host Hotels & Resorts LP			4.00%, 07/01/2042		346	312
6.00%, 10/01/2021	260	281	6.00%, 01/15/2018		431	502
Liberty Property LP			Walgreen Co
3.38%, 06/15/2023	432	394	1.00%, 03/13/2015		432	433
ProLogis LP			4.40%, 09/15/2042		260	235
6.88%, 03/15/2020	445	521	5.25%, 01/15/2019		78	88
Realty Income Corp			Wal-Mart Stores Inc
5.88%, 03/15/2035	129	134	2.25%, 07/08/2015		65	67
Simon Property Group LP			2.55%, 04/11/2023		346	319
2.15%, 09/15/2017	258	259	2.80%, 04/15/2016		129	135
5.65%, 02/01/2020	120	134	3.25%, 10/25/2020		129	132
5.75%, 12/01/2015	450	493	3.63%, 07/08/2020		129	135
6.75%, 02/01/2040	65	80	4.13%, 02/01/2019		258	281
10.35%, 04/01/2019	226	309	4.25%, 04/15/2021		129	139
UDR Inc			5.25%, 09/01/2035		260	281
5.25%, 01/15/2015	110	115	5.63%, 04/01/2040		98	112
Ventas Realty LP / Ventas Capital Corp			5.63%, 04/15/2041		450	514
2.70%, 04/01/2020	173	163	5.80%, 02/15/2018		322	376
4.25%, 03/01/2022	321	320	6.20%, 04/15/2038		65	79
Vornado Realty LP			6.50%, 08/15/2037		289	363
4.25%, 04/01/2015	129	134	7.55%, 02/15/2030		321	436
Weyerhaeuser Co			Yum! Brands Inc
7.38%, 03/15/2032	259	312	6.25%, 03/15/2018		76	88

		$7,588	6.88%, 11/15/2037		63	74

Retail - 0.76%						$11,700

AutoZone Inc			Semiconductors - 0.07%
4.00%, 11/15/2020	215	218	Intel Corp
Costco Wholesale Corp			1.35%, 12/15/2017		432	423
0.65%, 12/07/2015	345	345	3.30%, 10/01/2021		193	191
CVS Caremark Corp			4.80%, 10/01/2041		193	189
2.75%, 12/01/2022	432	399	National Semiconductor Corp
3.25%, 05/18/2015	46	48	3.95%, 04/15/2015		226	238

5.75%, 06/01/2017	63	72				$1,041

6.13%, 09/15/2039	201	234
Darden Restaurants Inc			Software - 0.22%
6.80%, 10/15/2037 (a)	68	72	Adobe Systems Inc
Dollar General Corp			4.75%, 02/01/2020		129	139
1.88%, 04/15/2018	400	385	BMC Software Inc
Gap Inc/The			4.50%, 12/01/2022		260	260
5.95%, 04/12/2021	65	72	Fidelity National Information Services Inc
Home Depot Inc/The			2.00%, 04/15/2018		346	332
2.70%, 04/01/2023	432	403	Fiserv Inc
5.40%, 03/01/2016	412	456	3.50%, 10/01/2022		346	324
5.88%, 12/16/2036	266	306	Microsoft Corp
5.95%, 04/01/2041	301	359	4.20%, 06/01/2019		289	318
Kohl's Corp			4.50%, 10/01/2040		174	169
4.00%, 11/01/2021	279	277	5.30%, 02/08/2041		193	211
Lowe's Cos Inc			Oracle Corp
3.80%, 11/15/2021	258	263	3.88%, 07/15/2020		193	204
4.63%, 04/15/2020	193	210	5.00%, 07/08/2019		124	141
5.80%, 04/15/2040	193	216	5.25%, 01/15/2016		193	212
6.65%, 09/15/2037	33	40	5.38%, 07/15/2040		465	510

Macy's Retail Holdings Inc			5.75%, 04/15/2018		450	521

2.88%, 02/15/2023	346	312				$3,341

4.30%, 02/15/2043	260	221
5.90%, 12/01/2016	497	561

See accompanying notes.

64

Schedule of Investments
Bond Market Index Fund
August 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Sovereign - 1.88%			Sovereign (continued)
Brazilian Government International Bond			Poland Government International Bond
4.88%, 01/22/2021	$643	$ 674	(continued)
5.88%, 01/15/2019	298	333	5.00%, 03/23/2022	$321	$ 336
6.00%, 01/17/2017	300	334	5.13%, 04/21/2021	129	137
7.13%, 01/20/2037	526	598	6.38%, 07/15/2019	359	412
8.00%, 01/15/2018	224	253	Republic of Korea
8.25%, 01/20/2034	301	380	7.13%, 04/16/2019	90	110
8.88%, 10/14/2019	305	391	South Africa Government International Bond
12.75%, 01/15/2020	129	193	4.67%, 01/17/2024	400	372
12.25%, 03/06/2030	526	870	5.88%, 05/30/2022	200	208
11.00%, 08/17/2040	33	39	6.88%, 05/27/2019	345	385
Canada Government International Bond			Svensk Exportkredit AB
0.88%, 02/14/2017	645	642	0.63%, 05/31/2016	400	396
2.38%, 09/10/2014	260	266	3.25%, 09/16/2014	215	221
Chile Government International Bond			5.13%, 03/01/2017	132	149
3.25%, 09/14/2021	520	501	Tennessee Valley Authority
Colombia Government International Bond			4.50%, 04/01/2018	129	144
6.13%, 01/18/2041	300	315	5.25%, 09/15/2039	129	140
7.38%, 01/27/2017	300	349	5.38%, 04/01/2056	386	418
7.38%, 09/18/2037	200	242	6.75%, 11/01/2025	257	329
8.13%, 05/21/2024	129	165	Turkey Government International Bond
11.75%, 02/25/2020	449	647	3.25%, 03/23/2023	1,200	981
Export Development Canada			4.88%, 04/16/2043	1,300	1,011
2.25%, 05/28/2015	65	67	7.00%, 09/26/2016	300	328
Israel Government AID Bond			7.25%, 03/15/2015	432	459
5.50%, 09/18/2023	65	76	8.00%, 02/14/2034	690	780
5.50%, 04/26/2024	65	77	Uruguay Government International Bond
5.50%, 09/18/2033	33	39	4.13%, 11/20/2045	86	64
Israel Government International Bond			6.88%, 09/28/2025	129	147
5.13%, 03/26/2019	428	480	8.00%, 11/18/2022	413	509

Italy Government International Bond					$ 28,911

3.13%, 01/26/2015	676	694
4.75%, 01/25/2016	500	529	Supranational Bank - 1.27%
5.25%, 09/20/2016	387	416	African Development Bank
5.38%, 06/15/2033	161	161	1.25%, 09/02/2016	641	647
6.88%, 09/27/2023	292	342	Asian Development Bank
Japan Bank for International			1.13%, 03/15/2017	407	408
Cooperation/Japan			2.50%, 03/15/2016	513	536
1.13%, 07/19/2017	500	493	2.63%, 02/09/2015	582	600
1.75%, 07/31/2018	400	395	4.25%, 10/20/2014	129	135
1.88%, 09/24/2015	200	205	5.82%, 06/16/2028	39	47
2.50%, 01/21/2016	300	311	6.38%, 10/01/2028	129	163
Mexico Government International Bond			Corp Andina de Fomento
3.63%, 03/15/2022	174	170	3.75%, 01/15/2016	11	11
4.75%, 03/08/2044	1,272	1,109	4.38%, 06/15/2022	59	58
5.63%, 01/15/2017	468	520	Council Of Europe Development Bank
5.95%, 03/19/2019	196	224	1.50%, 02/22/2017	321	323
6.05%, 01/11/2040	662	701	2.75%, 02/10/2015	65	67
6.63%, 03/03/2015	277	299	European Bank for Reconstruction &
8.30%, 08/15/2031	97	131	Development
Panama Government International Bond			1.00%, 02/16/2017	641	638
5.20%, 01/30/2020	446	482	2.50%, 03/15/2016	193	201
6.70%, 01/26/2036	185	205	2.75%, 04/20/2015	193	200
8.88%, 09/30/2027	193	261	European Investment Bank
Peruvian Government International Bond			1.00%, 03/15/2018	400	385
5.63%, 11/18/2050	321	315	1.00%, 06/15/2018	518	498
6.55%, 03/14/2037	64	72	1.13%, 09/15/2017	1,294	1,273
7.13%, 03/30/2019	78	93	1.38%, 10/20/2015	432	439
7.35%, 07/21/2025	520	645	1.63%, 09/01/2015	641	655
8.75%, 11/21/2033	107	148	1.75%, 03/15/2017	321	326
Philippine Government International Bond			2.50%, 05/16/2016	257	268
5.00%, 01/13/2037	500	519	2.75%, 03/23/2015	641	664
6.50%, 01/20/2020	400	464	2.88%, 09/15/2020	641	644
8.88%, 03/17/2015	346	382	4.88%, 02/16/2016	641	704
9.38%, 01/18/2017	345	425	4.88%, 01/17/2017	776	869
9.50%, 02/02/2030	690	988	4.88%, 02/15/2036	65	72
10.63%, 03/16/2025	690	1,042	5.13%, 09/13/2016	385	432
Poland Government International Bond			5.13%, 05/30/2017	257	292
3.88%, 07/16/2015	193	203	FMS Wertmanagement AoeR
			0.63%, 04/18/2016	500	498

See accompanying notes.

65

Schedule of Investments
Bond Market Index Fund
August 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Supranational Bank (continued)			Telecommunications (continued)
Inter-American Development Bank			Orange SA
0.88%, 11/15/2016	$ 500	$ 499	4.13%, 09/14/2021	$322	$ 322
1.13%, 03/15/2017	641	641	5.38%, 01/13/2042	258	255
2.25%, 07/15/2015	65	67	8.50%, 03/01/2031 (a)	376	509
3.88%, 09/17/2019	1,055	1,158	Pacific Bell Telephone Co
3.88%, 02/14/2020	193	212	7.13%, 03/15/2026	279	334
4.25%, 09/14/2015	407	438	Qwest Corp
4.50%, 09/15/2014	193	201	7.50%, 10/01/2014	193	205
International Bank for Reconstruction &			Rogers Communications Inc
Development			6.80%, 08/15/2018	270	320
1.00%, 09/15/2016	641	644	7.50%, 03/15/2015	39	43
1.13%, 07/18/2017	750	745	Telecom Italia Capital SA
2.13%, 03/15/2016	432	448	6.38%, 11/15/2033	426	382
2.38%, 05/26/2015	641	663	7.00%, 06/04/2018	201	217
7.63%, 01/19/2023	33	45	Telefonica Emisiones SAU
International Finance Corp			3.73%, 04/27/2015	100	103
1.13%, 11/23/2016	580	582	4.95%, 01/15/2015	462	480
2.75%, 04/20/2015	345	358	5.13%, 04/27/2020	487	492
Nordic Investment Bank			7.05%, 06/20/2036	444	472
5.00%, 02/01/2017	646	730	Verizon Communications Inc

		$ 19,484	0.70%, 11/02/2015	260	259

			2.45%, 11/01/2022	174	153
Telecommunications - 1.39%			3.00%, 04/01/2016	641	667
America Movil SAB de CV			4.60%, 04/01/2021	193	204
2.38%, 09/08/2016	743	753	6.25%, 04/01/2037	30	33
3.13%, 07/16/2022	600	541	6.35%, 04/01/2019	628	732
3.63%, 03/30/2015	300	310	6.40%, 02/15/2038	546	614
5.00%, 03/30/2020	200	212	6.90%, 04/15/2038	140	167
5.63%, 11/15/2017	39	44	7.75%, 12/01/2030	366	467
6.13%, 03/30/2040	298	309	8.75%, 11/01/2018	387	494
AT&T Inc			Vodafone Group PLC
1.60%, 02/15/2017	322	320	2.95%, 02/19/2023	259	236
2.50%, 08/15/2015	610	628	5.38%, 01/30/2015	257	273
3.88%, 08/15/2021	193	195	5.45%, 06/10/2019	449	504
4.30%, 12/15/2042	351	302	5.63%, 02/27/2017	382	427
4.35%, 06/15/2045	1,119	956	6.15%, 02/27/2037	129	141

5.35%, 09/01/2040	494	491			$ 21,357

5.50%, 02/01/2018	688	781
5.55%, 08/15/2041	193	198	Toys, Games & Hobbies - 0.00%
5.60%, 05/15/2018	348	399	Hasbro Inc
6.15%, 09/15/2034	223	242	6.35%, 03/15/2040	65	71
6.30%, 01/15/2038	201	224
6.50%, 09/01/2037	56	64
6.55%, 02/15/2039	65	75	Transportation - 0.34%
Bellsouth Capital Funding Corp			Burlington Northern Santa Fe LLC
7.88%, 02/15/2030	187	228	4.40%, 03/15/2042	386	352
			4.70%, 10/01/2019	85	94
BellSouth Corp			5.15%, 09/01/2043	500	507
5.20%, 09/15/2014	641	671
British Telecommunications PLC			5.65%, 05/01/2017	136	154
5.95%, 01/15/2018	110	125	7.95%, 08/15/2030	193	251
9.62%, 12/15/2030 (a)	193	292	Canadian National Railway Co
			1.45%, 12/15/2016	129	129
Cellco Partnership / Verizon Wireless Capital			2.25%, 11/15/2022	346	313
LLC			5.55%, 03/01/2019	39	45
8.50%, 11/15/2018	373	472	Canadian Pacific Railway Co
Cisco Systems Inc			4.45%, 03/15/2023	322	334
4.45%, 01/15/2020	258	282
4.95%, 02/15/2019	85	96	CSX Corp
			4.75%, 05/30/2042	365	351
5.50%, 02/22/2016	449	499	6.25%, 04/01/2015	26	28
5.90%, 02/15/2039	450	528
Corning Inc			6.25%, 03/15/2018	206	239
			FedEx Corp
4.75%, 03/15/2042	258	254	2.63%, 08/01/2022	174	159
Deutsche Telekom International Finance BV
5.75%, 03/23/2016	223	246	3.88%, 08/01/2042	174	144
8.75%, 06/15/2030 (a)	353	494	Norfolk Southern Corp
Embarq Corp			3.25%, 12/01/2021	129	126
			4.84%, 10/01/2041	489	480
7.08%, 06/01/2016	257	289	5.26%, 09/17/2014	257	269
Harris Corp			Ryder System Inc
4.40%, 12/15/2020	129	133
Juniper Networks Inc			2.35%, 02/26/2019	345	333
3.10%, 03/15/2016	193	199	3.15%, 03/02/2015	129	133

See accompanying notes.

66

Schedule of Investments
Bond Market Index Fund
August 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)

Transportation (continued)			Illinois - 0.15%
Union Pacific Corp			Chicago Transit Authority
4.16%, 07/15/2022	$ 105	$110	6.20%, 12/01/2040	$ 190	$201
4.75%, 09/15/2041	193	194	6.90%, 12/01/2040	240	272
United Parcel Service Inc			City of Chicago IL Waterworks Revenue
3.13%, 01/15/2021	322	323	6.74%, 11/01/2040	375	424
4.88%, 11/15/2040	65	68	County of Cook IL
6.20%, 01/15/2038	59	73	6.23%, 11/15/2034	257	261

		$5,209	State of Illinois

			4.95%, 06/01/2023	85	83
Trucking & Leasing - 0.02%			4.96%, 03/01/2016	195	206
GATX Corp			5.10%, 06/01/2033	100	88
4.75%, 06/15/2022	259	262	5.67%, 03/01/2018	435	474
			7.35%, 07/01/2035	190	201

Water - 0.02%					$2,210

American Water Capital Corp
6.09%, 10/15/2017	193	222	Kansas - 0.00%
6.59%, 10/15/2037	13	16	Kansas State Department of Transportation

		$238	4.60%, 09/01/2035	50	50

TOTAL BONDS		$502,972

	Principal		Nevada - 0.02%
MUNICIPAL BONDS - 0.93%	Amount (000's)	Value (000's)	County of Clark NV Airport System Revenue

			6.82%, 07/01/2045	65	81
California - 0.29%			6.88%, 07/01/2042	190	206

Bay Area Toll Authority					$287

6.26%, 04/01/2049	$ 260	$310
6.92%, 04/01/2040	270	327	New Jersey - 0.06%
East Bay Municipal Utility District			New Jersey Economic Development
5.87%, 06/01/2040	160	185	Authority (credit support from AGM)
Los Angeles Department of Water & Power			0.00%, 02/15/2023 (d)	129	86
6.01%, 07/01/2039	155	177	New Jersey State Turnpike Authority
Los Angeles Unified School District/CA			7.10%, 01/01/2041	369	463
5.75%, 07/01/2034	215	237	New Jersey Transportation Trust Fund
5.76%, 07/01/2029	130	143	Authority
6.76%, 07/01/2034	175	214	6.56%, 12/15/2040	216	252

San Diego County Water Authority					$801

6.14%, 05/01/2049	190	215
Santa Clara Valley Transportation Authority			New York - 0.14%
5.88%, 04/01/2032	65	72	City of New York NY
State of California			5.52%, 10/01/2037	65	70
			Metropolitan Transportation Authority
6.65%, 03/01/2022	195	232	6.55%, 11/15/2031	175	207
7.30%, 10/01/2039	195	245
7.60%, 11/01/2040	450	588	6.65%, 11/15/2039	260	304
			6.81%, 11/15/2040	350	414
7.63%, 03/01/2040	710	920	New York City Transitional Finance Authority
University of California
1.80%, 07/01/2019	435	418	Future Tax Secured Revenue
			5.51%, 08/01/2037	305	336

6.55%, 05/15/2048	130	151	New York City Water & Sewer System

		$4,434	5.72%, 06/15/2042	440	497

Colorado - 0.02%			New York State Dormitory Authority
Denver City & County School District No			5.60%, 03/15/2040	155	167
1 (credit support from ST AID WITHHLDG)			Port Authority of New York & New Jersey
5.66%, 12/01/2033	260	276	4.46%, 10/01/2062	260	224
			Port Authority of New York & New
			Jersey (credit support from GO OF AUTH)
Connecticut - 0.00%			6.04%, 12/01/2029	130	150

State of Connecticut					$2,369

5.85%, 03/15/2032	65	72
			Ohio - 0.03%
			American Municipal Power Inc
Florida - 0.03%			7.50%, 02/15/2050	195	235
Florida Hurricane Catastrophe Fund Finance
Corp			Ohio State University/The

2.11%, 07/01/2018	435	418	4.91%, 06/01/2040	155	159

					$394

Georgia - 0.02%			Puerto Rico - 0.01%
Municipal Electric Authority of Georgia			Government Development Bank for Puerto
6.64%, 04/01/2057	129	134	Rico
State of Georgia			4.70%, 05/01/2016	195	192
4.50%, 11/01/2025	195	209

		$343

See accompanying notes.

67

Schedule of Investments
Bond Market Index Fund
August 31, 2013

	Principal		U. S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

			Federal Home Loan Mortgage Corporation (FHLMC)
Texas - 0.13%			(continued)
City Public Service Board of San Antonio TX
5.81%, 02/01/2041	$ 230	$258	3.50%, 11/01/2025	$156	$ 163
Dallas Area Rapid Transit			3.50%, 11/01/2025	43	45
5.02%, 12/01/2048	130	133	3.50%, 11/01/2025	32	33
			3.50%, 11/01/2025	73	76
Dallas Convention Center Hotel Development			3.50%, 12/01/2025	181	189
Corp
7.09%, 01/01/2042	185	216	3.50%, 01/01/2026	118	123
			3.50%, 02/01/2026	99	104
Dallas County Hospital District			3.50%, 04/01/2026	253	264
5.62%, 08/15/2044	209	230
Dallas Independent School District (credit			3.50%, 06/01/2026	48	50
			3.50%, 06/01/2026	67	70
support from PSF-GTD)			3.50%, 07/01/2026	250	261
6.45%, 02/15/2035	130	147
State of Texas			3.50%, 07/01/2026	189	198
			3.50%, 07/01/2026	44	46
4.68%, 04/01/2040	260	255	3.50%, 08/01/2026	154	161
5.52%, 04/01/2039	340	386
Texas Transportation Commission			3.50%, 09/01/2026	95	100
			3.50%, 10/01/2026	127	133

5.18%, 04/01/2030	325	361	3.50%, 01/01/2027	260	272

		$1,986	3.50%, 09/01/2028 (e)	450	470

Utah - 0.02%			3.50%, 02/01/2032	483	493
State of Utah			3.50%, 04/01/2032	535	546
3.54%, 07/01/2025	260	256	3.50%, 08/01/2032	313	321
			3.50%, 02/01/2041	212	212
			3.50%, 10/01/2041	205	204
Washington - 0.00%			3.50%, 11/01/2041	200	200
State of Washington			3.50%, 01/01/2042	436	435
5.09%, 08/01/2033	65	70	3.50%, 02/01/2042	190	190
			3.50%, 03/01/2042	222	221
Wisconsin - 0.01%			3.50%, 03/01/2042	65	65
State of Wisconsin (credit support from			3.50%, 04/01/2042	577	576
AGM)			3.50%, 04/01/2042	524	523
5.70%, 05/01/2026	130	150	3.50%, 04/01/2042	544	543
			3.50%, 04/01/2042	582	580

TOTAL MUNICIPAL BONDS		$ 14,308	3.50%, 06/01/2042	361	360

U. S. GOVERNMENT & GOVERNMENT	Principal		3.50%, 06/01/2042	1,474	1,471
AGENCY OBLIGATIONS - 64.86%	Amount (000's)	Value (000's)	3.50%, 08/01/2042	368	368

Federal Home Loan Mortgage Corporation (FHLMC) -7.60%			3.50%, 08/01/2042	681	679
			3.50%, 09/01/2043 (e)	7,325	7,301

2.50%, 04/01/2027	$ 77	$77	4.00%, 06/01/2014	12	13
2.50%, 08/01/2027	552	549	4.00%, 03/01/2019	27	28
2.50%, 08/01/2027	735	731	4.00%, 04/01/2019	104	110
2.50%, 12/01/2027	153	152	4.00%, 07/01/2024	155	163
2.50%, 02/01/2028	381	379	4.00%, 12/01/2024	66	70
2.50%, 03/01/2028	834	828	4.00%, 01/01/2025	156	164
2.50%, 04/01/2028	103	103	4.00%, 02/01/2025	97	102
2.50%, 05/01/2028	373	370	4.00%, 03/01/2025	125	132
2.50%, 09/01/2028 (e)	5,800	5,753	4.00%, 03/01/2025	87	92
2.50%, 09/01/2043 (e)	450	408	4.00%, 04/01/2025	136	143
2.51%, 06/01/2037 (a)	81	87	4.00%, 06/01/2025	121	127
2.62%, 04/01/2038 (a)	17	18	4.00%, 06/01/2025	109	115
2.66%, 01/01/2042 (a)	180	186	4.00%, 07/01/2025	741	780
2.73%, 06/01/2037 (a)	171	182	4.00%, 07/01/2025	46	49
2.81%, 02/01/2037 (a)	34	36	4.00%, 08/01/2025	84	89
3.00%, 02/01/2027	680	697	4.00%, 08/01/2025	125	132
3.00%, 02/01/2027	475	487	4.00%, 09/01/2025	31	33
3.00%, 03/01/2027	708	726	4.00%, 10/01/2025	317	334
3.00%, 06/01/2027	1,999	2,049	4.00%, 02/01/2026	140	147
3.00%, 09/01/2028 (e)	1,150	1,176	4.00%, 03/01/2026	15	16
3.00%, 02/01/2032	528	521	4.00%, 05/01/2026	361	381
3.00%, 09/01/2032	238	235	4.00%, 07/01/2026	222	234
3.00%, 04/01/2033	425	420	4.00%, 12/01/2030	308	320
3.00%, 04/01/2033	422	417	4.00%, 08/01/2031	348	362
3.00%, 06/01/2033	257	254	4.00%, 10/01/2031	457	476
3.00%, 01/01/2043	1,091	1,045	4.00%, 11/01/2031	140	146
3.00%, 05/01/2043	1,024	981	4.00%, 12/01/2031	221	230
3.00%, 06/01/2043	1,874	1,795	4.00%, 07/01/2039	173	178
3.00%, 09/01/2043 (e)	11,245	10,753	4.00%, 09/01/2039	119	123
3.50%, 10/01/2025	99	104	4.00%, 12/01/2039	156	161
3.50%, 10/01/2025	64	67	4.00%, 12/01/2039	90	93
3.50%, 11/01/2025	210	219	4.00%, 01/01/2040	144	149

See accompanying notes.

68

Schedule of Investments
Bond Market Index Fund
August 31, 2013

U. S. GOVERNMENT & GOVERNMENT	Principal		U. S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
4.00%, 03/01/2040	$89	$ 91	4.50%, 07/01/2040	$268	$ 284
4.00%, 09/01/2040	180	186	4.50%, 08/01/2040	514	544
4.00%, 09/01/2040 (e)	3,325	3,428	4.50%, 08/01/2040	171	181
4.00%, 10/01/2040	191	197	4.50%, 08/01/2040	259	273
4.00%, 10/01/2040	19	20	4.50%, 08/01/2040	783	825
4.00%, 10/01/2040	414	427	4.50%, 08/01/2040	133	140
4.00%, 12/01/2040	221	228	4.50%, 09/01/2040	120	126
4.00%, 12/01/2040	174	179	4.50%, 09/01/2040	77	82
4.00%, 12/01/2040	251	259	4.50%, 09/01/2040 (e)	525	553
4.00%, 12/01/2040	461	476	4.50%, 02/01/2041	241	254
4.00%, 12/01/2040	263	272	4.50%, 02/01/2041	13	13
4.00%, 02/01/2041	499	514	4.50%, 03/01/2041	376	396
4.00%, 02/01/2041	403	416	4.50%, 03/01/2041	526	554
4.00%, 04/01/2041	204	210	4.50%, 03/01/2041	334	352
4.00%, 07/01/2041	161	166	4.50%, 03/01/2041	22	24
4.00%, 08/01/2041	158	163	4.50%, 04/01/2041	466	491
4.00%, 08/01/2041	455	469	4.50%, 04/01/2041	211	222
4.00%, 10/01/2041	248	256	4.50%, 05/01/2041	168	177
4.00%, 10/01/2041	216	223	4.50%, 05/01/2041	502	530
4.00%, 10/01/2041	73	75	4.50%, 06/01/2041	202	213
4.00%, 10/01/2041	516	532	4.50%, 06/01/2041	324	341
4.00%, 10/01/2041	532	549	4.50%, 06/01/2041	244	258
4.00%, 11/01/2041	492	507	4.50%, 07/01/2041	320	337
4.00%, 11/01/2041	306	315	4.50%, 07/01/2041	305	321
4.00%, 11/01/2041	350	361	4.50%, 07/01/2041	10	11
4.00%, 12/01/2041	587	606	4.50%, 08/01/2041	259	273
4.00%, 03/01/2042	509	525	4.50%, 10/01/2041	419	442
4.50%, 11/01/2018	106	112	4.88%, 06/01/2038 (a)	27	29
4.50%, 04/01/2019	3	3	5.00%, 10/01/2017	203	215
4.50%, 04/01/2019	87	92	5.00%, 12/01/2017	268	284
4.50%, 06/01/2019	10	11	5.00%, 05/01/2018	37	39
4.50%, 04/01/2023	69	73	5.00%, 08/01/2018	63	67
4.50%, 01/01/2024	41	43	5.00%, 04/01/2019	42	45
4.50%, 01/01/2024	97	104	5.00%, 12/01/2019	135	143
4.50%, 04/01/2024	373	393	5.00%, 06/01/2020	195	210
4.50%, 07/01/2024	84	89	5.00%, 04/01/2021	304	328
4.50%, 09/01/2024	129	138	5.00%, 01/01/2022	259	279
4.50%, 09/01/2024	114	120	5.00%, 02/01/2022	47	51
4.50%, 04/01/2025	133	140	5.00%, 09/01/2022	60	64
4.50%, 05/01/2025	100	105	5.00%, 06/01/2023	43	46
4.50%, 07/01/2025	153	161	5.00%, 07/01/2024	57	61
4.50%, 08/01/2025	513	540	5.00%, 06/01/2025	66	70
4.50%, 09/01/2025 (e)	300	316	5.00%, 06/01/2028	385	414
4.50%, 02/01/2030	123	130	5.00%, 02/01/2030	68	73
4.50%, 08/01/2030	96	102	5.00%, 03/01/2030	49	52
4.50%, 05/01/2031	114	123	5.00%, 08/01/2033	56	60
4.50%, 05/01/2034	9	10	5.00%, 08/01/2033	312	335
4.50%, 08/01/2036	118	124	5.00%, 09/01/2033	133	143
4.50%, 02/01/2039	343	360	5.00%, 03/01/2034	69	75
4.50%, 03/01/2039	176	186	5.00%, 04/01/2034	160	172
4.50%, 04/01/2039	522	549	5.00%, 05/01/2034	206	221
4.50%, 05/01/2039	267	281	5.00%, 05/01/2035	280	299
4.50%, 06/01/2039	271	285	5.00%, 08/01/2035	38	41
4.50%, 09/01/2039	867	912	5.00%, 08/01/2035	88	94
4.50%, 10/01/2039	372	396	5.00%, 09/01/2035	117	126
4.50%, 11/01/2039	263	276	5.00%, 09/01/2035	269	287
4.50%, 11/01/2039	326	343	5.00%, 10/01/2035	111	119
4.50%, 11/01/2039	393	413	5.00%, 12/01/2035	402	430
4.50%, 12/01/2039	175	184	5.00%, 12/01/2035	264	282
4.50%, 12/01/2039	474	504	5.00%, 01/01/2036	74	79
4.50%, 02/01/2040	386	410	5.00%, 04/01/2036	15	16
4.50%, 02/01/2040	67	71	5.00%, 08/01/2036	204	218
4.50%, 02/01/2040	319	336	5.00%, 11/01/2036	675	722
4.50%, 02/01/2040	377	400	5.00%, 05/01/2037	29	31
4.50%, 04/01/2040	365	385	5.00%, 02/01/2038	125	134
4.50%, 05/01/2040	365	386	5.00%, 06/01/2038	55	59
4.50%, 05/01/2040	120	127	5.00%, 09/01/2038	18	19
4.50%, 06/01/2040	475	500	5.00%, 01/01/2039	253	270
4.50%, 07/01/2040	284	301	5.00%, 02/01/2039	141	150

See accompanying notes.

69

Schedule of Investments
Bond Market Index Fund
August 31, 2013

U. S. GOVERNMENT & GOVERNMENT	Principal		U. S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
5.00%, 02/01/2039	$77	$ 82	5.50%, 03/01/2040	$40	$ 43
5.00%, 03/01/2039	193	208	5.50%, 06/01/2040	296	320
5.00%, 07/01/2039	212	227	5.50%, 09/01/2040 (e)	2,500	2,696
5.00%, 08/01/2039	14	15	6.00%, 07/01/2017	3	3
5.00%, 09/01/2039	385	420	6.00%, 05/01/2021	11	11
5.00%, 10/01/2039	229	250	6.00%, 11/01/2022	40	44
5.00%, 01/01/2040	446	487	6.00%, 02/01/2027	102	112
5.00%, 03/01/2040	81	88	6.00%, 07/01/2029	16	18
5.00%, 07/01/2040	283	305	6.00%, 07/01/2029	6	7
5.00%, 07/01/2040	303	326	6.00%, 02/01/2031	12	13
5.00%, 08/01/2040	788	843	6.00%, 12/01/2031	17	19
5.00%, 08/01/2040	244	266	6.00%, 01/01/2032	154	170
5.00%, 09/01/2040	34	36	6.00%, 06/01/2034	204	225
5.00%, 09/01/2040 (e)	3,100	3,317	6.00%, 08/01/2034	37	41
5.00%, 04/01/2041	254	277	6.00%, 06/01/2035	3	3
5.00%, 05/01/2041	60	64	6.00%, 05/01/2036	158	173
5.00%, 09/01/2041	385	416	6.00%, 06/01/2036	196	215
5.00%, 10/01/2041	394	425	6.00%, 11/01/2036	285	310
5.50%, 10/01/2016	35	37	6.00%, 11/01/2036	15	16
5.50%, 02/01/2017	43	46	6.00%, 12/01/2036	518	564
5.50%, 12/01/2017	164	174	6.00%, 02/01/2037	22	24
5.50%, 01/01/2018	19	20	6.00%, 05/01/2037	23	25
5.50%, 01/01/2018	85	90	6.00%, 10/01/2037	133	145
5.50%, 01/01/2022	49	53	6.00%, 10/01/2037	80	87
5.50%, 12/01/2032	191	208	6.00%, 11/01/2037	157	171
5.50%, 03/01/2033	23	25	6.00%, 12/01/2037	28	31
5.50%, 12/01/2033	13	14	6.00%, 12/01/2037	335	365
5.50%, 01/01/2034	423	460	6.00%, 01/01/2038	153	166
5.50%, 01/01/2034	76	83	6.00%, 01/01/2038 (a)	41	45
5.50%, 03/01/2034	191	208	6.00%, 01/01/2038	133	146
5.50%, 10/01/2034	19	20	6.00%, 01/01/2038	35	38
5.50%, 10/01/2034	83	90	6.00%, 01/01/2038	127	139
5.50%, 02/01/2035	11	12	6.00%, 01/01/2038	454	495
5.50%, 02/01/2035	157	170	6.00%, 04/01/2038	23	25
5.50%, 03/01/2035	107	116	6.00%, 05/01/2038	174	190
5.50%, 11/01/2035	179	193	6.00%, 06/01/2038	256	278
5.50%, 05/01/2036	187	203	6.00%, 07/01/2038	71	77
5.50%, 05/01/2036	55	59	6.00%, 07/01/2038	5	5
5.50%, 07/01/2036	170	184	6.00%, 07/01/2038	118	128
5.50%, 11/01/2036	118	127	6.00%, 08/01/2038	52	56
5.50%, 02/01/2037	9	9	6.00%, 09/01/2038	61	66
5.50%, 02/01/2037	411	443	6.00%, 09/01/2038	77	84
5.50%, 03/01/2037	187	202	6.00%, 11/01/2038	312	344
5.50%, 07/01/2037	111	119	6.00%, 12/01/2039	31	34
5.50%, 07/01/2037	20	21	6.50%, 12/01/2015	1	1
5.50%, 09/01/2037	62	67	6.50%, 06/01/2017	26	27
5.50%, 11/01/2037	74	79	6.50%, 04/01/2028	2	3
5.50%, 01/01/2038	323	348	6.50%, 03/01/2029	4	4
5.50%, 01/01/2038	60	65	6.50%, 05/01/2031	21	24
5.50%, 02/01/2038	8	9	6.50%, 06/01/2031	3	3
5.50%, 04/01/2038	25	26	6.50%, 06/01/2031	1	1
5.50%, 04/01/2038	19	21	6.50%, 10/01/2031	2	2
5.50%, 04/01/2038	3	4	6.50%, 02/01/2032	2	3
5.50%, 05/01/2038	62	67	6.50%, 05/01/2032	4	4
5.50%, 05/01/2038	35	38	6.50%, 04/01/2035	17	19
5.50%, 06/01/2038	23	25	6.50%, 03/01/2036	52	59
5.50%, 06/01/2038	66	71	6.50%, 09/01/2036	56	62
5.50%, 07/01/2038	38	41	6.50%, 08/01/2037	20	22
5.50%, 07/01/2038	189	203	6.50%, 10/01/2037	106	119
5.50%, 08/01/2038	266	287	6.50%, 11/01/2037	93	103
5.50%, 09/01/2038	67	72	6.50%, 12/01/2037	15	17
5.50%, 10/01/2038	28	30	6.50%, 02/01/2038	25	27
5.50%, 11/01/2038	45	49	6.50%, 09/01/2038	94	105
5.50%, 12/01/2038	437	470	6.50%, 10/01/2038	30	33
5.50%, 01/01/2039	335	361	6.50%, 01/01/2039	87	97
5.50%, 01/01/2039	138	148	6.50%, 09/01/2039	116	130
5.50%, 04/01/2039	190	205	7.00%, 10/01/2029	3	4
5.50%, 12/01/2039	269	289	7.00%, 11/01/2030	1	1
5.50%, 01/01/2040	213	231	7.00%, 01/01/2031	1	1

See accompanying notes.

70

Schedule of Investments
Bond Market Index Fund
August 31, 2013

U. S. GOVERNMENT & GOVERNMENT	Principal		U. S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			Federal National Mortgage Association (FNMA) (continued)
			3.50%, 11/01/2020	$267	$ 282
7.00%, 09/01/2031	$24	$ 26	3.50%, 08/01/2025	127	133
7.00%, 01/01/2032	2	3	3.50%, 10/01/2025	94	99
7.00%, 09/01/2038	54	61	3.50%, 11/01/2025	108	113
7.50%, 12/01/2015	1	1
7.50%, 07/01/2029	84	99	3.50%, 12/01/2025	188	198
			3.50%, 12/01/2025	133	139
7.50%, 01/01/2030	2	3	3.50%, 01/01/2026	378	395
7.50%, 02/01/2030	1	1
7.50%, 07/01/2030	1	1	3.50%, 02/01/2026	247	258
			3.50%, 05/01/2026	65	68
7.50%, 08/01/2030	1	1	3.50%, 06/01/2026	291	304
7.50%, 10/01/2030	9	10
7.50%, 12/01/2030	1	1	3.50%, 07/01/2026	61	64

			3.50%, 08/01/2026	457	478
		$116,685	3.50%, 09/01/2026	359	376

Federal National Mortgage Association (FNMA) - 13.20%			3.50%, 10/01/2026	178	186
2.50%, 11/01/2026	700	696	3.50%, 12/01/2026	570	596
2.50%, 05/01/2027	26	26	3.50%, 01/01/2027	598	626
2.50%, 07/01/2027	144	143	3.50%, 01/01/2027	357	373
2.50%, 01/01/2028	29	28	3.50%, 09/01/2028 (e)	1,125	1,176
2.50%, 01/01/2028	1,000	993	3.50%, 01/01/2031	73	73
2.50%, 07/01/2028	957	951	3.50%, 04/01/2031	121	121
2.50%, 08/01/2028	34	34	3.50%, 04/01/2032	502	514
2.50%, 09/01/2028 (e)	11,100	11,015	3.50%, 04/01/2032	88	90
2.50%, 11/01/2032	199	189	3.50%, 05/01/2032	1,061	1,087
2.50%, 07/01/2033	198	189	3.50%, 07/01/2032	315	322
2.50%, 04/01/2038 (a)	73	78	3.50%, 09/01/2032	455	465
2.50%, 09/01/2043 (e)	800	730	3.50%, 06/01/2033	297	304
2.51%, 07/01/2041	195	201	3.50%, 10/01/2040	69	69
2.52%, 04/01/2037 (a)	63	67	3.50%, 11/01/2040	201	201
2.61%, 02/01/2042 (a)	355	365	3.50%, 12/01/2040	221	221
2.79%, 10/01/2047 (a)	45	48	3.50%, 01/01/2041	142	142
2.82%, 02/01/2042 (a)	236	242	3.50%, 02/01/2041	98	98
2.84%, 01/01/2042 (a)	401	411	3.50%, 02/01/2041	103	103
3.00%, 09/01/2026	358	367	3.50%, 03/01/2041	507	507
3.00%, 11/01/2026	424	435	3.50%, 03/01/2041	325	325
3.00%, 11/01/2026	586	600	3.50%, 10/01/2041	865	865
3.00%, 01/01/2027	292	299	3.50%, 12/01/2041	873	873
3.00%, 02/01/2027	265	272	3.50%, 01/01/2042	471	472
3.00%, 04/01/2027	474	486	3.50%, 01/01/2042	489	490
3.00%, 04/01/2027	448	459	3.50%, 01/01/2042	554	554
3.00%, 07/01/2027	936	959	3.50%, 02/01/2042	127	127
3.00%, 08/01/2027	712	729	3.50%, 02/01/2042	201	201
3.00%, 09/01/2028 (e)	3,100	3,172	3.50%, 03/01/2042	518	518
3.00%, 01/01/2033	1,649	1,631	3.50%, 03/01/2042	230	231
3.00%, 04/01/2033	1,688	1,670	3.50%, 03/01/2042	737	743
3.00%, 04/01/2042	659	633	3.50%, 03/01/2042	278	278
3.00%, 04/01/2043	1,097	1,053	3.50%, 03/01/2042	506	506
3.00%, 04/01/2043	1,108	1,064	3.50%, 03/01/2042	506	506
3.00%, 04/01/2043	1,102	1,058	3.50%, 04/01/2042	476	476
3.00%, 05/01/2043	1,115	1,070	3.50%, 04/01/2042	439	439
3.00%, 05/01/2043	1,114	1,070	3.50%, 04/01/2042	395	396
3.00%, 05/01/2043	1,709	1,641	3.50%, 05/01/2042	584	585
3.00%, 06/01/2043	1,113	1,068	3.50%, 05/01/2042	203	204
3.00%, 07/01/2043	424	407	3.50%, 07/01/2042	1,342	1,343
3.00%, 07/01/2043	214	206	3.50%, 08/01/2042	524	524
3.00%, 07/01/2043	998	958	3.50%, 09/01/2042	511	511
3.00%, 07/01/2043	579	556	3.50%, 10/01/2042	816	817
3.00%, 08/01/2043	205	196	3.50%, 05/01/2043	1,015	1,016
3.00%, 08/01/2043	2,000	1,921	3.50%, 09/01/2043 (e)	13,700	13,696
3.00%, 09/01/2043 (e)	15,000	14,384	3.60%, 08/01/2040 (a)	117	123
3.04%, 12/01/2041 (a)	207	213	3.61%, 05/01/2041 (a)	138	143
3.14%, 06/01/2040 (a)	98	103	3.62%, 05/01/2041 (a)	157	165
3.22%, 12/01/2040 (a)	134	140	3.68%, 02/01/2040 (a)	166	176
3.24%, 12/01/2039 (a)	159	168	4.00%, 04/01/2014	27	28
3.27%, 07/01/2040 (a)	240	252	4.00%, 05/01/2014	8	8
3.37%, 03/01/2040 (a)	95	101	4.00%, 09/01/2018	359	379
3.44%, 01/01/2040 (a)	170	177	4.00%, 05/01/2024	89	94
3.49%, 02/01/2041 (a)	129	133	4.00%, 05/01/2024	97	102
3.50%, 08/01/2020	335	353	4.00%, 07/01/2024	122	129
3.50%, 10/01/2020	140	147	4.00%, 07/01/2024	200	211

See accompanying notes.

71

Schedule of Investments
Bond Market Index Fund
August 31, 2013

U. S. GOVERNMENT & GOVERNMENT	Principal		U. S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 09/01/2024	$73	$ 77	4.00%, 02/01/2041	$433	$ 447
4.00%, 11/01/2024	197	208	4.00%, 02/01/2041	439	454
4.00%, 11/01/2024	44	46	4.00%, 02/01/2041	720	746
4.00%, 01/01/2025	134	142	4.00%, 03/01/2041	208	215
4.00%, 03/01/2025	146	154	4.00%, 03/01/2041	428	444
4.00%, 04/01/2025	49	52	4.00%, 08/01/2041	129	133
4.00%, 05/01/2025	50	52	4.00%, 09/01/2041	761	786
4.00%, 05/01/2025	35	37	4.00%, 09/01/2041	299	309
4.00%, 05/01/2025	121	128	4.00%, 09/01/2041	913	943
4.00%, 05/01/2025	124	131	4.00%, 10/01/2041	85	88
4.00%, 05/01/2025	108	115	4.00%, 10/01/2041	406	419
4.00%, 06/01/2025	59	62	4.00%, 10/01/2041	829	857
4.00%, 06/01/2025	96	101	4.00%, 11/01/2041	615	635
4.00%, 08/01/2025	106	112	4.00%, 11/01/2041	126	131
4.00%, 09/01/2025 (e)	700	739	4.00%, 11/01/2041	346	357
4.00%, 09/01/2025	157	165	4.00%, 11/01/2041	422	436
4.00%, 11/01/2025	192	202	4.00%, 11/01/2041	144	149
4.00%, 12/01/2025	218	230	4.00%, 12/01/2041	250	258
4.00%, 01/01/2026	108	115	4.00%, 12/01/2041	1,103	1,140
4.00%, 03/01/2026	312	329	4.00%, 12/01/2041	388	401
4.00%, 03/01/2026	30	32	4.00%, 12/01/2041	395	409
4.00%, 05/01/2026	171	181	4.00%, 12/01/2041	393	406
4.00%, 06/01/2026	171	181	4.00%, 12/01/2041	602	622
4.00%, 07/01/2026	159	168	4.00%, 01/01/2042	555	573
4.00%, 09/01/2026	349	369	4.00%, 01/01/2042	422	437
4.00%, 04/01/2029	45	47	4.00%, 02/01/2042	278	290
4.00%, 10/01/2030	125	131	4.00%, 03/01/2042	136	141
4.00%, 12/01/2030	180	189	4.50%, 11/01/2014	128	135
4.00%, 02/01/2031	325	341	4.50%, 02/01/2018	139	148
4.00%, 07/01/2031	207	218	4.50%, 05/01/2018	217	230
4.00%, 10/01/2031	334	352	4.50%, 03/01/2019	189	201
4.00%, 11/01/2031	183	193	4.50%, 05/01/2019	241	255
4.00%, 12/01/2031	148	156	4.50%, 09/01/2020	40	43
4.00%, 01/01/2032	232	247	4.50%, 12/01/2020	310	329
4.00%, 03/01/2039	70	72	4.50%, 05/01/2022	108	114
4.00%, 05/01/2039	15	15	4.50%, 02/01/2024	26	27
4.00%, 08/01/2039	204	211	4.50%, 04/01/2024	23	24
4.00%, 08/01/2039	36	37	4.50%, 04/01/2024	16	17
4.00%, 10/01/2039	77	80	4.50%, 11/01/2024	70	74
4.00%, 11/01/2039	219	227	4.50%, 12/01/2024	149	162
4.00%, 11/01/2039	53	54	4.50%, 12/01/2024	83	88
4.00%, 12/01/2039	93	96	4.50%, 02/01/2025	156	168
4.00%, 02/01/2040	248	256	4.50%, 02/01/2025	243	261
4.00%, 02/01/2040	9	9	4.50%, 04/01/2025	31	33
4.00%, 05/01/2040	33	34	4.50%, 04/01/2025	20	22
4.00%, 05/01/2040	195	202	4.50%, 05/01/2025	202	215
4.00%, 08/01/2040	121	125	4.50%, 09/01/2025 (e)	1,355	1,436
4.00%, 09/01/2040 (e)	1,800	1,859	4.50%, 04/01/2026	268	285
4.00%, 10/01/2040	75	78	4.50%, 07/01/2029	27	29
4.00%, 10/01/2040	139	144	4.50%, 02/01/2030	117	125
4.00%, 10/01/2040	205	212	4.50%, 04/01/2030	48	51
4.00%, 10/01/2040	134	139	4.50%, 08/01/2030	185	196
4.00%, 10/01/2040	390	403	4.50%, 09/01/2030	300	319
4.00%, 10/01/2040	86	89	4.50%, 01/01/2031	126	134
4.00%, 10/01/2040	206	212	4.50%, 04/01/2031	86	92
4.00%, 11/01/2040	96	99	4.50%, 05/01/2031	112	120
4.00%, 12/01/2040	372	384	4.50%, 07/01/2031	440	473
4.00%, 12/01/2040	431	445	4.50%, 08/01/2031	226	240
4.00%, 12/01/2040	253	262	4.50%, 08/01/2033	39	41
4.00%, 12/01/2040	293	303	4.50%, 08/01/2033	127	135
4.00%, 12/01/2040	113	117	4.50%, 11/01/2033	307	326
4.00%, 01/01/2041	45	46	4.50%, 01/01/2036	14	15
4.00%, 01/01/2041	1,781	1,840	4.50%, 03/01/2036	36	38
4.00%, 01/01/2041	178	184	4.50%, 06/01/2038	169	179
4.00%, 01/01/2041	496	512	4.50%, 01/01/2039	18	19
4.00%, 01/01/2041	305	315	4.50%, 01/01/2039	49	52
4.00%, 02/01/2041	228	236	4.50%, 02/01/2039	99	104
4.00%, 02/01/2041	724	748	4.50%, 04/01/2039	70	74
4.00%, 02/01/2041	289	299	4.50%, 04/01/2039	312	333

See accompanying notes.

72

Schedule of Investments
Bond Market Index Fund
August 31, 2013

U. S. GOVERNMENT & GOVERNMENT	Principal		U. S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 04/01/2039	$303	$ 322	5.00%, 12/01/2023	$27	$ 29
4.50%, 06/01/2039	492	519	5.00%, 01/01/2024	80	86
4.50%, 06/01/2039	177	188	5.00%, 01/01/2024	140	150
4.50%, 06/01/2039	108	114	5.00%, 07/01/2024	55	60
4.50%, 06/01/2039	442	471	5.00%, 04/01/2029	103	111
4.50%, 07/01/2039	357	379	5.00%, 03/01/2030	174	189
4.50%, 07/01/2039	165	175	5.00%, 08/01/2030	207	225
4.50%, 07/01/2039	323	341	5.00%, 05/01/2033	64	69
4.50%, 08/01/2039	179	190	5.00%, 05/01/2033	99	107
4.50%, 09/01/2039	186	196	5.00%, 07/01/2033	503	541
4.50%, 10/01/2039	337	355	5.00%, 08/01/2033	21	23
4.50%, 10/01/2039	554	585	5.00%, 09/01/2033	215	232
4.50%, 12/01/2039	318	338	5.00%, 11/01/2033	263	284
4.50%, 12/01/2039	123	130	5.00%, 02/01/2034	35	37
4.50%, 12/01/2039	198	212	5.00%, 03/01/2034	47	51
4.50%, 12/01/2039	429	458	5.00%, 03/01/2034	191	206
4.50%, 12/01/2039	166	175	5.00%, 05/01/2034	330	355
4.50%, 01/01/2040	422	451	5.00%, 02/01/2035	328	355
4.50%, 02/01/2040	296	315	5.00%, 03/01/2035	33	35
4.50%, 02/01/2040	179	191	5.00%, 04/01/2035	55	59
4.50%, 03/01/2040	189	200	5.00%, 06/01/2035	662	713
4.50%, 03/01/2040	27	28	5.00%, 07/01/2035	310	334
4.50%, 04/01/2040	376	397	5.00%, 07/01/2035	102	109
4.50%, 05/01/2040	552	583	5.00%, 07/01/2035	34	36
4.50%, 05/01/2040	192	204	5.00%, 09/01/2035	57	61
4.50%, 05/01/2040	194	205	5.00%, 10/01/2035	154	166
4.50%, 05/01/2040	838	889	5.00%, 01/01/2036	298	321
4.50%, 06/01/2040	162	171	5.00%, 03/01/2036	640	690
4.50%, 07/01/2040	187	199	5.00%, 03/01/2036	292	315
4.50%, 08/01/2040	282	298	5.00%, 07/01/2036	351	378
4.50%, 09/01/2040 (e)	4,400	4,648	5.00%, 02/01/2037	22	24
4.50%, 09/01/2040	125	132	5.00%, 04/01/2037	6	6
4.50%, 09/01/2040	842	889	5.00%, 07/01/2037	99	107
4.50%, 09/01/2040	224	237	5.00%, 02/01/2038	739	795
4.50%, 09/01/2040	148	157	5.00%, 04/01/2038	103	111
4.50%, 10/01/2040	36	39	5.00%, 06/01/2038	40	43
4.50%, 10/01/2040	701	741	5.00%, 01/01/2039	184	201
4.50%, 12/01/2040	122	129	5.00%, 02/01/2039	263	283
4.50%, 03/01/2041	194	205	5.00%, 03/01/2039	121	130
4.50%, 03/01/2041	257	272	5.00%, 04/01/2039	117	126
4.50%, 04/01/2041	227	241	5.00%, 04/01/2039	207	227
4.50%, 05/01/2041	325	344	5.00%, 04/01/2039	303	331
4.50%, 06/01/2041	173	183	5.00%, 07/01/2039	297	326
4.50%, 06/01/2041	312	330	5.00%, 10/01/2039	242	265
4.50%, 06/01/2041	763	807	5.00%, 12/01/2039	435	471
4.50%, 07/01/2041	216	228	5.00%, 12/01/2039	180	198
4.50%, 07/01/2041	368	389	5.00%, 01/01/2040	365	401
4.50%, 07/01/2041	215	228	5.00%, 02/01/2040	436	479
4.50%, 08/01/2041	344	363	5.00%, 05/01/2040	152	165
4.50%, 09/01/2041	348	368	5.00%, 06/01/2040	109	117
4.50%, 10/01/2041	374	396	5.00%, 06/01/2040	29	31
4.50%, 11/01/2041	358	378	5.00%, 06/01/2040	350	383
4.50%, 11/01/2041	383	405	5.00%, 06/01/2040	370	402
4.50%, 11/01/2041	437	462	5.00%, 08/01/2040	147	161
4.50%, 12/01/2041	413	437	5.00%, 08/01/2040	189	203
5.00%, 04/01/2014	5	5	5.00%, 08/01/2040	547	597
5.00%, 12/01/2017	22	23	5.00%, 11/01/2040	206	225
5.00%, 04/01/2018	3	4	5.00%, 04/01/2041	174	187
5.00%, 06/01/2018	552	585	5.00%, 05/01/2041	255	276
5.00%, 11/01/2018	20	22	5.00%, 05/01/2041	217	236
5.00%, 06/01/2019	141	150	5.00%, 05/01/2041	217	234
5.00%, 07/01/2019	136	145	5.00%, 05/01/2041	267	288
5.00%, 09/01/2019	667	709	5.00%, 09/01/2043 (e)	3,225	3,468
5.00%, 12/01/2020	714	759	5.15%, 06/01/2037 (a)	94	99
5.00%, 12/01/2020	5	5	5.50%, 02/01/2014	8	8
5.00%, 11/01/2021	61	65	5.50%, 02/01/2015	46	49
5.00%, 02/01/2023	79	84	5.50%, 01/01/2017	131	138
5.00%, 07/01/2023	13	13	5.50%, 05/01/2019	29	31
5.00%, 12/01/2023	74	79	5.50%, 01/01/2021	33	36

See accompanying notes.

73

Schedule of Investments
Bond Market Index Fund
August 31, 2013

U. S. GOVERNMENT & GOVERNMENT	Principal		U. S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.50%, 05/01/2021	$39	$ 43	5.50%, 11/01/2038	$788	$ 854
5.50%, 10/01/2021	36	39	5.50%, 11/01/2038	67	73
5.50%, 11/01/2022	52	57	5.50%, 11/01/2038	58	63
5.50%, 02/01/2023	65	70	5.50%, 11/01/2038	59	64
5.50%, 07/01/2023	55	60	5.50%, 12/01/2038	96	105
5.50%, 12/01/2023	38	41	5.50%, 12/01/2038	148	161
5.50%, 01/01/2025	219	236	5.50%, 12/01/2038	68	74
5.50%, 05/01/2025	232	246	5.50%, 01/01/2039	72	78
5.50%, 06/01/2028	65	71	5.50%, 04/01/2039	80	87
5.50%, 09/01/2028	19	20	5.50%, 07/01/2039	356	387
5.50%, 01/01/2029	36	39	5.50%, 09/01/2039	196	213
5.50%, 12/01/2029	144	157	5.50%, 10/01/2039	81	88
5.50%, 06/01/2033	74	80	5.50%, 12/01/2039	355	392
5.50%, 04/01/2034	357	390	5.50%, 12/01/2039	148	161
5.50%, 04/01/2034	202	221	5.50%, 06/01/2040	60	65
5.50%, 04/01/2034	264	288	5.50%, 07/01/2040	149	163
5.50%, 05/01/2034	224	245	5.50%, 09/01/2040 (e)	1,200	1,304
5.50%, 06/01/2034	12	13	5.51%, 01/01/2036 (a)	53	57
5.50%, 11/01/2034	187	204	6.00%, 01/01/2014	1	2
5.50%, 01/01/2035	210	230	6.00%, 01/01/2016	8	8
5.50%, 01/01/2035	45	49	6.00%, 10/01/2016	4	4
5.50%, 03/01/2035	88	96	6.00%, 06/01/2017	14	14
5.50%, 04/01/2035	124	135	6.00%, 06/01/2017	134	143
5.50%, 04/01/2035	9	10	6.00%, 11/01/2017	10	10
5.50%, 06/01/2035	59	64	6.00%, 05/01/2024	35	36
5.50%, 08/01/2035	57	61	6.00%, 12/01/2032	120	133
5.50%, 09/01/2035	18	20	6.00%, 01/01/2033	27	30
5.50%, 10/01/2035	22	24	6.00%, 10/01/2033	35	39
5.50%, 10/01/2035	26	28	6.00%, 12/01/2033	84	93
5.50%, 12/01/2035	79	86	6.00%, 10/01/2034	153	169
5.50%, 01/01/2036	33	36	6.00%, 12/01/2034	58	64
5.50%, 04/01/2036	18	20	6.00%, 01/01/2035	230	254
5.50%, 04/01/2036	229	250	6.00%, 07/01/2035	604	668
5.50%, 05/01/2036	1,159	1,263	6.00%, 07/01/2035	231	256
5.50%, 07/01/2036	126	137	6.00%, 10/01/2035	211	232
5.50%, 08/01/2036	301	327	6.00%, 05/01/2036	23	25
5.50%, 09/01/2036	342	373	6.00%, 05/01/2036	15	16
5.50%, 09/01/2036	136	149	6.00%, 06/01/2036	156	170
5.50%, 11/01/2036	58	63	6.00%, 11/01/2036	30	33
5.50%, 11/01/2036	95	103	6.00%, 12/01/2036	436	476
5.50%, 01/01/2037	129	140	6.00%, 02/01/2037	63	69
5.50%, 02/01/2037	10	11	6.00%, 02/01/2037	219	240
5.50%, 02/01/2037	230	250	6.00%, 03/01/2037	463	507
5.50%, 05/01/2037	718	779	6.00%, 03/01/2037	155	170
5.50%, 05/01/2037	117	127	6.00%, 06/01/2037	87	95
5.50%, 06/01/2037	18	19	6.00%, 07/01/2037	58	64
5.50%, 07/01/2037	26	28	6.00%, 07/01/2037	39	43
5.50%, 07/01/2037	18	20	6.00%, 09/01/2037	227	249
5.50%, 08/01/2037	18	19	6.00%, 10/01/2037	34	37
5.50%, 11/01/2037	363	393	6.00%, 11/01/2037	14	15
5.50%, 01/01/2038	31	34	6.00%, 11/01/2037	497	543
5.50%, 01/01/2038	50	54	6.00%, 11/01/2037	5	6
5.50%, 02/01/2038	340	370	6.00%, 11/01/2037	7	8
5.50%, 02/01/2038	155	168	6.00%, 11/01/2037	46	50
5.50%, 03/01/2038	139	152	6.00%, 12/01/2037	74	81
5.50%, 03/01/2038	351	381	6.00%, 12/01/2037	21	23
5.50%, 03/01/2038	108	117	6.00%, 01/01/2038	83	90
5.50%, 05/01/2038	66	71	6.00%, 01/01/2038	188	205
5.50%, 05/01/2038	256	278	6.00%, 01/01/2038	117	128
5.50%, 05/01/2038	409	443	6.00%, 02/01/2038	42	46
5.50%, 06/01/2038	20	22	6.00%, 02/01/2038	4	4
5.50%, 06/01/2038	17	19	6.00%, 03/01/2038	77	85
5.50%, 07/01/2038	81	87	6.00%, 05/01/2038	29	31
5.50%, 07/01/2038	115	125	6.00%, 05/01/2038	68	75
5.50%, 08/01/2038	686	744	6.00%, 05/01/2038	73	80
5.50%, 08/01/2038	2	3	6.00%, 05/01/2038	16	18
5.50%, 09/01/2038	22	24	6.00%, 05/01/2038	12	14
5.50%, 10/01/2038	18	19	6.00%, 05/01/2038	469	515
5.50%, 11/01/2038	94	102	6.00%, 05/01/2038	222	243

See accompanying notes.

74

Schedule of Investments
Bond Market Index Fund
August 31, 2013

U. S. GOVERNMENT & GOVERNMENT	Principal		U. S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)			(continued)
6.00%, 08/01/2038	$112	$ 122
6.00%, 08/01/2038	2	2	3.00%, 12/20/2042	$ 3,037	$ 2,951
6.00%, 09/01/2038	366	400	3.00%, 03/20/2043	854	829
6.00%, 09/01/2038	5	5	3.00%, 03/20/2043	1,270	1,234
			3.00%, 09/01/2043	10,175	9,867
6.00%, 10/01/2038	222	242	3.00%, 09/01/2043 (e)	3,700	3,585
6.00%, 10/01/2038	52	57
6.00%, 12/01/2038	49	53	3.50%, 12/15/2025	84	88
			3.50%, 05/15/2026	105	110
6.00%, 10/01/2039	134	147	3.50%, 03/20/2027	240	252
6.00%, 04/01/2040	286	313
6.00%, 09/01/2040	93	102	3.50%, 04/20/2027	434	456
			3.50%, 07/20/2040	113	119
6.00%, 10/01/2040	320	349	3.50%, 01/20/2041	339	344
6.50%, 06/01/2016	3	4	3.50%, 03/20/2041 (a)	523	548
6.50%, 12/01/2016	84	88	3.50%, 11/15/2041	244	247
6.50%, 05/01/2018	2	2
6.50%, 07/01/2020	15	16	3.50%, 11/20/2041	118	119
6.50%, 06/01/2024	4	4	3.50%, 01/15/2042	267	270
			3.50%, 01/20/2042	470	476
6.50%, 12/01/2031	4	5	3.50%, 02/15/2042	524	530
6.50%, 03/01/2032	18	20
6.50%, 07/01/2032	36	39	3.50%, 02/15/2042	579	588
			3.50%, 02/20/2042	454	460
6.50%, 11/01/2033	50	55	3.50%, 03/15/2042	454	459
6.50%, 08/01/2034	128	143
6.50%, 09/01/2034	109	121	3.50%, 03/20/2042	525	531
			3.50%, 04/20/2042	1,067	1,080
6.50%, 10/01/2034	32	36	3.50%, 05/20/2042	2,275	2,302
6.50%, 10/01/2036	446	490
6.50%, 03/01/2037	110	122	3.50%, 06/20/2042	2,263	2,290
			3.50%, 07/20/2042	613	620
6.50%, 07/01/2037	44	49	3.50%, 08/20/2042	156	158
6.50%, 07/01/2037	52	58
6.50%, 08/01/2037	64	70	3.50%, 01/15/2043	1,575	1,593
			3.50%, 03/20/2043	1,260	1,275
6.50%, 09/01/2037	21	24	3.50%, 04/20/2043	1,272	1,287
6.50%, 10/01/2037	527	582	3.50%, 09/01/2043	9,650	9,750
6.50%, 11/01/2037	262	289	3.50%, 09/01/2043 (e)	400	404
6.50%, 11/01/2037	28	31
6.50%, 12/01/2037	23	25	4.00%, 08/15/2024	120	127
6.50%, 01/01/2038	98	113	4.00%, 12/15/2024	117	123
6.50%, 02/01/2038	52	58	4.00%, 11/15/2025	96	102
6.50%, 03/01/2038	296	327	4.00%, 05/15/2026	106	112
6.50%, 03/01/2038	24	27	4.00%, 06/15/2039	68	71
6.50%, 05/01/2038	418	462	4.00%, 07/20/2040	242	253
6.50%, 05/01/2038	115	130	4.00%, 08/15/2040	173	182
6.50%, 09/01/2038	56	63	4.00%, 09/15/2040	260	276
6.50%, 01/01/2039	253	273	4.00%, 09/15/2040	191	200
6.50%, 05/01/2039	237	262	4.00%, 10/15/2040	260	275
6.50%, 10/01/2039	533	588	4.00%, 11/15/2040	242	254
6.50%, 10/01/2039	94	103	4.00%, 11/15/2040	46	48
7.00%, 12/01/2037	99	111	4.00%, 11/20/2040	172	179
7.00%, 12/01/2037	119	133	4.00%, 12/20/2040	269	285
7.50%, 05/01/2031	46	55	4.00%, 01/15/2041	592	617

			4.00%, 01/15/2041	267	279
		$202,857	4.00%, 01/15/2041	197	206

Government National Mortgage Association (GNMA) -			4.00%, 01/20/2041	546	572
7.74%			4.00%, 05/15/2041	281	293
2.00%, 10/20/2042 (a)	327	334
			4.00%, 05/15/2041	182	190
2.00%, 01/20/2043	333	339	4.00%, 05/15/2041	48	50
2.00%, 06/20/2043 (a)	397	407
			4.00%, 06/15/2041	45	47
2.50%, 09/20/2027	795	790	4.00%, 07/15/2041	371	387
2.50%, 07/20/2028	199	198	4.00%, 07/15/2041	217	227
2.50%, 11/20/2040	225	234	4.00%, 07/20/2041 (a)	164	174
2.50%, 12/20/2040	130	134	4.00%, 07/20/2041	206	216
2.50%, 02/20/2042 (a)	407	418
2.50%, 01/20/2043 (a)	323	327	4.00%, 08/15/2041	156	163
			4.00%, 08/15/2041	97	101
2.50%, 09/01/2043	450	412	4.00%, 09/15/2041	545	570
2.50%, 09/01/2043 (e)	100	91
			4.00%, 09/20/2041	51	53
3.00%, 04/15/2027	531	544	4.00%, 10/15/2041	234	243
3.00%, 09/20/2027	774	795	4.00%, 10/15/2041	294	307
3.00%, 02/20/2041 (a)	341	355
3.00%, 11/20/2041 (a)	563	585	4.00%, 11/20/2041	893	933
3.00%, 02/20/2042 (a)	482	501	4.00%, 12/15/2041	592	617
3.00%, 04/20/2042 (a)	1,146	1,190	4.00%, 12/15/2041	343	358
3.00%, 07/20/2042 (a)	681	704	4.00%, 12/20/2041	337	352
			4.00%, 01/20/2042	770	804
3.00%, 09/20/2042	840	816	4.00%, 02/20/2042	1,567	1,637

See accompanying notes.

75

Schedule of Investments
Bond Market Index Fund
August 31, 2013

U. S. GOVERNMENT & GOVERNMENT	Principal		U. S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
4.00%, 03/20/2042	$ 1,780	$ 1,859	5.00%, 02/20/2038	$213	$ 230
4.00%, 02/20/2043	1,000	1,045	5.00%, 04/20/2038	400	433
4.00%, 06/20/2043	25	26	5.00%, 05/15/2038	155	167
4.00%, 09/01/2043	2,000	2,086	5.00%, 06/20/2038	247	267
4.50%, 04/20/2026	75	80	5.00%, 10/15/2038	132	143
4.50%, 06/15/2034	9	9	5.00%, 03/15/2039	391	423
4.50%, 03/15/2039	146	156	5.00%, 05/15/2039	88	95
4.50%, 03/15/2039	177	190	5.00%, 06/15/2039	218	242
4.50%, 03/20/2039	305	327	5.00%, 06/15/2039	194	214
4.50%, 05/15/2039	319	349	5.00%, 06/20/2039	258	281
4.50%, 05/15/2039	121	129	5.00%, 07/15/2039	177	195
4.50%, 05/15/2039	111	119	5.00%, 07/15/2039	201	218
4.50%, 05/15/2039	125	134	5.00%, 07/15/2039	195	211
4.50%, 06/15/2039	552	593	5.00%, 07/15/2039	231	258
4.50%, 07/15/2039	133	142	5.00%, 08/15/2039	201	222
4.50%, 09/15/2039	172	184	5.00%, 09/15/2039	201	221
4.50%, 11/15/2039	1,166	1,253	5.00%, 09/15/2039	206	224
4.50%, 11/15/2039	123	132	5.00%, 09/15/2039	83	89
4.50%, 12/15/2039	372	400	5.00%, 09/15/2039	203	220
4.50%, 01/15/2040	430	463	5.00%, 11/15/2039	242	269
4.50%, 02/15/2040	215	230	5.00%, 12/15/2039	62	67
4.50%, 02/15/2040	138	148	5.00%, 02/15/2040	238	265
4.50%, 02/15/2040	82	88	5.00%, 02/15/2040	231	257
4.50%, 02/15/2040	82	88	5.00%, 02/15/2040	254	276
4.50%, 02/15/2040	70	76	5.00%, 04/15/2040	167	183
4.50%, 02/15/2040	124	133	5.00%, 05/15/2040	208	227
4.50%, 03/15/2040	225	239	5.00%, 05/20/2040	79	87
4.50%, 05/15/2040	180	193	5.00%, 06/15/2040	180	194
4.50%, 06/15/2040	187	200	5.00%, 06/15/2040	332	359
4.50%, 06/15/2040	175	187	5.00%, 06/20/2040	318	349
4.50%, 07/15/2040	149	159	5.00%, 07/15/2040	150	162
4.50%, 07/15/2040	197	211	5.00%, 07/20/2040	325	357
4.50%, 08/15/2040	221	236	5.00%, 01/20/2041	167	181
4.50%, 08/15/2040	207	222	5.00%, 02/20/2041	403	439
4.50%, 08/15/2040	275	295	5.00%, 05/20/2041	366	398
4.50%, 08/15/2040	265	285	5.00%, 06/20/2041	98	106
4.50%, 09/15/2040	296	317	5.00%, 07/20/2041	152	165
4.50%, 09/15/2040	232	250	5.00%, 08/20/2041	1,105	1,194
4.50%, 10/15/2040	264	284	5.00%, 10/20/2041	126	137
4.50%, 12/15/2040	149	159	5.00%, 11/20/2041	357	385
4.50%, 01/20/2041	278	298	5.00%, 12/20/2041	281	304
4.50%, 01/20/2041	305	331	5.00%, 02/20/2042	559	610
4.50%, 02/20/2041	292	317	5.00%, 03/20/2042	438	475
4.50%, 02/20/2041	333	356	5.00%, 04/20/2042	1,285	1,389
4.50%, 03/15/2041	140	149	5.50%, 01/15/2024	56	59
4.50%, 03/20/2041	181	194	5.50%, 05/20/2032	3	3
4.50%, 03/20/2041	296	322	5.50%, 11/15/2033	156	171
4.50%, 04/15/2041	367	391	5.50%, 03/15/2034	61	67
4.50%, 04/15/2041	147	156	5.50%, 04/15/2034	65	71
4.50%, 04/20/2041	363	386	5.50%, 07/15/2034	44	48
4.50%, 05/15/2041	246	265	5.50%, 11/15/2034	214	237
4.50%, 05/15/2041	212	228	5.50%, 02/15/2035	109	120
4.50%, 06/15/2041	186	198	5.50%, 03/15/2036	71	77
4.50%, 06/20/2041	413	440	5.50%, 04/15/2036	117	127
4.50%, 07/15/2041	167	177	5.50%, 11/20/2036	27	30
4.50%, 07/20/2041	2,149	2,292	5.50%, 12/15/2036	74	80
4.50%, 08/20/2041	325	348	5.50%, 04/15/2037	228	248
4.50%, 09/20/2041	196	209	5.50%, 05/15/2038	125	136
4.50%, 11/20/2041	1,041	1,110	5.50%, 06/15/2038	121	132
4.50%, 12/20/2041	204	218	5.50%, 06/15/2038	266	289
4.50%, 01/20/2042	1,451	1,551	5.50%, 10/20/2038	311	340
4.50%, 02/20/2042	748	798	5.50%, 11/15/2038	134	146
4.50%, 03/20/2042	198	212	5.50%, 12/20/2038	123	134
4.50%, 04/20/2042	387	414	5.50%, 01/15/2039	31	34
4.50%, 09/01/2043	2,250	2,396	5.50%, 01/15/2039	219	238
5.00%, 08/15/2033	297	320	5.50%, 01/15/2039	108	117
5.00%, 02/15/2034	343	373	5.50%, 01/15/2039	174	189
5.00%, 08/15/2035	222	241	5.50%, 02/15/2039	94	102
5.00%, 01/20/2037	324	351	5.50%, 05/15/2039	31	34

See accompanying notes.

76

Schedule of Investments
Bond Market Index Fund
August 31, 2013

U. S. GOVERNMENT & GOVERNMENT	Principal		U. S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Government National Mortgage Association (GNMA)
(continued)			U. S. Treasury (continued)
			0.25%, 04/15/2016	$3,018	$ 2,989
5.50%, 12/15/2039	$ 168	$ 183	0.25%, 05/15/2016	3,018	2,986
5.50%, 07/20/2040	151	165	0.38%, 11/15/2014	2,562	2,568
5.50%, 11/15/2040	138	150	0.38%, 03/15/2015	1,774	1,777
5.50%, 04/20/2041	369	404
5.50%, 10/20/2041	357	391	0.38%, 04/15/2015	5,091	5,097
			0.38%, 06/15/2015	9,910	9,914
5.50%, 11/20/2041	386	429	0.38%, 06/30/2015	3,000	3,001
5.50%, 11/20/2042	918	1,003
6.00%, 07/20/2028	1	1	0.38%, 11/15/2015	5,781	5,770
			0.38%, 01/15/2016	5,733	5,713
6.00%, 07/15/2032	6	7	0.38%, 02/15/2016	2,587	2,576
6.00%, 12/15/2032	7	8
6.00%, 10/15/2034	129	143	0.38%, 03/15/2016	5,949	5,917
			0.50%, 08/15/2014	1,282	1,286
6.00%, 04/15/2035	109	120	0.50%, 10/15/2014	1,281	1,286
6.00%, 04/15/2036	80	88
6.00%, 06/15/2036	159	175	0.50%, 06/15/2016	3,000	2,985
			0.50%, 07/31/2017	3,105	3,021
6.00%, 04/15/2037	263	290	0.63%, 07/15/2016	3,000	2,991
6.00%, 05/15/2037	166	183
6.00%, 10/20/2037	354	388	0.63%, 05/31/2017	3,466	3,400
			0.63%, 08/31/2017	4,828	4,710
6.00%, 11/20/2037	135	148	0.63%, 09/30/2017	2,328	2,267
6.00%, 01/15/2038	84	93
6.00%, 01/15/2038	149	164	0.63%, 11/30/2017	5,833	5,659
			0.63%, 04/30/2018	5,423	5,211
6.00%, 02/15/2038	463	510	0.75%, 06/30/2017	2,882	2,836
6.00%, 08/15/2038	85	93
6.00%, 10/15/2038	41	45	0.75%, 10/31/2017	3,108	3,036
			0.75%, 12/31/2017	7,324	7,129
6.00%, 11/15/2038	259	285	0.75%, 02/28/2018	5,062	4,911
6.00%, 12/15/2038	133	147
6.00%, 01/15/2039	371	408	0.75%, 03/31/2018	3,104	3,005
			0.88%, 11/30/2016	2,883	2,880
6.00%, 09/15/2039	263	293	0.88%, 12/31/2016	3,376	3,368
6.00%, 09/15/2039	350	386
6.00%, 10/15/2039	28	31	0.88%, 01/31/2017	3,120	3,109
			0.88%, 02/28/2017	1,744	1,735
6.00%, 04/15/2040	27	29	0.88%, 04/30/2017	5,006	4,966
6.00%, 06/15/2040	3	3
6.00%, 12/15/2040	116	128	0.88%, 01/31/2018	5,176	5,058
			0.88%, 07/31/2019	3,018	2,843
6.00%, 01/20/2042	397	442	1.00%, 08/31/2016	4,200	4,226
6.50%, 05/15/2023	3	4
6.50%, 10/20/2028	4	5	1.00%, 09/30/2016	2,067	2,078
			1.00%, 10/31/2016	2,797	2,809
6.50%, 05/20/2029	3	4	1.00%, 03/31/2017	2,895	2,888
6.50%, 02/20/2032	2	3
6.50%, 05/20/2032	27	31	1.00%, 05/31/2018	3,018	2,946
			1.00%, 06/30/2019	2,285	2,173
6.50%, 05/15/2037	199	223	1.00%, 08/31/2019	2,156	2,041
6.50%, 08/20/2038	115	128
6.50%, 09/15/2038	141	158	1.00%, 09/30/2019	2,328	2,200
			1.00%, 11/30/2019	863	812
7.00%, 01/15/2028	5	5	1.13%, 05/31/2019	1,111	1,066
7.00%, 03/15/2029	8	9
7.00%, 07/15/2031	5	5	1.13%, 12/31/2019	2,587	2,447
			1.13%, 03/31/2020	2,587	2,431
8.00%, 08/20/2029	1	1	1.13%, 04/30/2020	2,587	2,425

		$118,922	1.25%, 08/31/2015	5,293	5,382

U. S. Treasury - 36.32%			1.25%, 09/30/2015	5,225	5,315
0.13%, 12/31/2014	5,578	5,571	1.25%, 10/31/2015	4,054	4,124
0.13%, 04/30/2015	3,449	3,438	1.25%, 01/31/2019	1,983	1,933
0.25%, 08/31/2014	3,587	3,590	1.25%, 04/30/2019	2,600	2,519
0.25%, 09/15/2014	4,002	4,006	1.25%, 10/31/2019	4,311	4,130
0.25%, 09/30/2014	1,725	1,727	1.25%, 02/29/2020	2,587	2,455
0.25%, 10/31/2014	9,393	9,400	1.38%, 11/30/2015	1,725	1,759
0.25%, 11/30/2014	3,880	3,882	1.38%, 06/30/2018	3,000	2,975
0.25%, 12/15/2014	1,515	1,516	1.38%, 07/31/2018	730	723
0.25%, 01/15/2015	873	873	1.38%, 09/30/2018	2,276	2,248
0.25%, 01/31/2015	3,449	3,449	1.38%, 11/30/2018	3,362	3,310
0.25%, 02/15/2015	817	817	1.38%, 12/31/2018	1,663	1,634
0.25%, 02/28/2015	2,587	2,586	1.38%, 02/28/2019	3,000	2,937
0.25%, 03/31/2015	3,449	3,447	1.38%, 01/31/2020	3,018	2,893
0.25%, 05/15/2015	4,083	4,078	1.38%, 05/31/2020	3,018	2,871
0.25%, 05/31/2015	2,587	2,583	1.50%, 06/30/2016	2,532	2,587
0.25%, 07/15/2015	4,928	4,917	1.50%, 07/31/2016	2,498	2,552
0.25%, 07/31/2015	3,300	3,292	1.50%, 08/31/2018	3,943	3,924
0.25%, 08/15/2015	5,445	5,430	1.50%, 03/31/2019	570	561
0.25%, 09/15/2015	5,100	5,084	1.63%, 08/15/2022	5,502	5,053
0.25%, 10/15/2015	5,789	5,766	1.63%, 11/15/2022	4,027	3,677
0.25%, 12/15/2015	5,369	5,339	1.75%, 07/31/2015	6,765	6,940

See accompanying notes.

77

Schedule of Investments
Bond Market Index Fund
August 31, 2013

U. S. GOVERNMENT & GOVERNMENT	Principal		U. S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

U. S. Treasury (continued)			U. S. Treasury (continued)
1.75%, 05/31/2016	$3,097	$ 3,187	3.88%, 08/15/2040	$1,135	$ 1,184
1.75%, 10/31/2018	2,402	2,413	4.00%, 02/15/2015	2,632	2,773
1.75%, 05/15/2022	3,776	3,526	4.00%, 08/15/2018	1,500	1,676
1.75%, 05/15/2023	5,156	4,715	4.13%, 05/15/2015	647	688
1.88%, 06/30/2015	3,191	3,279	4.25%, 08/15/2014	3,033	3,151
1.88%, 08/31/2017	2,178	2,233	4.25%, 11/15/2014	824	863
1.88%, 09/30/2017	1,273	1,303	4.25%, 08/15/2015	1,409	1,514
1.88%, 10/31/2017	3,152	3,225	4.25%, 11/15/2017	656	735
1.88%, 06/30/2020	3,000	2,944	4.25%, 05/15/2039	673	749
2.00%, 01/31/2016	1,859	1,924	4.25%, 11/15/2040	2,153	2,390
2.00%, 04/30/2016	1,996	2,067	4.38%, 02/15/2038	1,897	2,149
2.00%, 07/31/2020	3,000	2,964	4.38%, 11/15/2039	2,236	2,534
2.00%, 11/15/2021	1,398	1,347	4.38%, 05/15/2040	1,630	1,847
2.00%, 02/15/2022	3,303	3,166	4.38%, 05/15/2041	2,910	3,296
2.00%, 02/15/2023	6,990	6,573	4.50%, 11/15/2015	1,799	1,957
2.13%, 11/30/2014	1,856	1,900	4.50%, 02/15/2016	169	186
2.13%, 05/31/2015	2,184	2,251	4.50%, 05/15/2017	70	79
2.13%, 12/31/2015	2,179	2,261	4.50%, 02/15/2036	2,624	3,029
2.13%, 02/29/2016	1,007	1,046	4.50%, 05/15/2038	539	622
2.13%, 08/15/2021	4,823	4,714	4.50%, 08/15/2039	1,714	1,981
2.25%, 01/31/2015	2,604	2,677	4.63%, 11/15/2016	1,153	1,289
2.25%, 03/31/2016	178	185	4.63%, 02/15/2017	769	864
2.25%, 11/30/2017	1,014	1,052	4.63%, 02/15/2040	1,199	1,412
2.38%, 08/31/2014	5,762	5,888	4.75%, 08/15/2017	979	1,114
2.38%, 09/30/2014	5,293	5,418	4.75%, 02/15/2037	500	597
2.38%, 10/31/2014	3,107	3,185	4.75%, 02/15/2041	1,329	1,596
2.38%, 02/28/2015	2,975	3,068	4.88%, 08/15/2016	1,206	1,351
2.38%, 07/31/2017	1,295	1,352	5.00%, 05/15/2037	1,392	1,720
2.38%, 05/31/2018	1,317	1,369	5.25%, 11/15/2028	1,000	1,239
2.50%, 03/31/2015	2,883	2,982	5.25%, 02/15/2029	1,725	2,139
2.50%, 04/30/2015	3,024	3,133	5.38%, 02/15/2031	2,609	3,307
2.50%, 06/30/2017	1,217	1,279	5.50%, 08/15/2028	1,775	2,252
2.63%, 12/31/2014	2,802	2,890	6.00%, 02/15/2026	850	1,113
2.63%, 04/30/2016	404	425	6.13%, 11/15/2027	1,767	2,366
2.63%, 01/31/2018	961	1,012	6.13%, 08/15/2029	173	235
2.63%, 08/15/2020	2,930	3,016	6.25%, 08/15/2023	833	1,091
2.63%, 11/15/2020	3,567	3,659	6.25%, 05/15/2030	143	197
2.75%, 11/30/2016	1,434	1,519	6.38%, 08/15/2027	569	777
2.75%, 05/31/2017	1,118	1,185	6.50%, 11/15/2026	2,861	3,925
2.75%, 12/31/2017	2,050	2,170	6.63%, 02/15/2027	705	979
2.75%, 02/28/2018	320	339	6.88%, 08/15/2025	721	1,007
2.75%, 08/15/2042	2,109	1,752	7.25%, 05/15/2016	126	148
2.75%, 11/15/2042	2,451	2,034	7.25%, 08/15/2022	476	656
2.88%, 03/31/2018	1,145	1,218	7.50%, 11/15/2016	2,952	3,567
2.88%, 05/15/2043	2,294	1,953	7.63%, 11/15/2022	505	715
3.00%, 08/31/2016	2,144	2,284	7.88%, 02/15/2021	320	445
3.00%, 09/30/2016	78	83	8.00%, 11/15/2021	355	503
3.00%, 02/28/2017	2,960	3,162	8.50%, 02/15/2020	193	269
3.00%, 05/15/2042	2,962	2,602	8.75%, 05/15/2017	2,830	3,617
3.13%, 10/31/2016	3,213	3,439	8.88%, 08/15/2017	1,294	1,679
3.13%, 01/31/2017	1,564	1,676	9.25%, 02/15/2016	1,300	1,574
3.13%, 04/30/2017	1,525	1,636	9.88%, 11/15/2015	161	194
3.13%, 05/15/2019	2,746	2,941	10.63%, 08/15/2015	441	529

3.13%, 05/15/2021	2,754	2,904			$558,080

3.13%, 11/15/2041	2,258	2,041	TOTAL U. S. GOVERNMENT & GOVERNMENT AGENCY
3.13%, 02/15/2042	2,850	2,572	OBLIGATIONS		$ 996,544

3.13%, 02/15/2043	2,845	2,556		Maturity
3.25%, 05/31/2016	663	710	REPURCHASE AGREEMENTS - 9.18%	Amount (000's)	Value (000's)

3.25%, 07/31/2016	1,282	1,374
3.25%, 12/31/2016	1,182	1,271	Banks - 9.18%
3.25%, 03/31/2017	3,038	3,272	Investment in Joint Trading Account; Barclays $	25,143	$ 25,143
3.38%, 11/15/2019	3,202	3,472	Bank Repurchase Agreement; 0.04% dated
3.50%, 02/15/2018	2,210	2,410	08/30/2013 maturing 09/03/2013
3.50%, 05/15/2020	3,120	3,399	(collateralized by US Government Security;
3.50%, 02/15/2039	1,175	1,154	$25,645,453; 4.50%; dated 08/15/39)
3.63%, 02/15/2020	4,323	4,747
3.63%, 02/15/2021	3,100	3,387
3.75%, 08/15/2041	2,703	2,754
3.88%, 05/15/2018	2,464	2,732

See accompanying notes.

78

Schedule of Investments Bond Market Index Fund August 31, 2013

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Credit	$35,918	$35,918
Suisse Repurchase Agreement; 0.04%
dated 08/30/2013 maturing 09/03/2013
(collateralized by US Government
Securities; $36,636,362; 4.38% - 6.13%;
dated 11/15/27 - 02/15/40)
Investment in Joint Trading Account; Deutsche	56,033	56,032
Bank Repurchase Agreement; 0.06% dated
08/30/2013 maturing 09/03/2013
(collateralized by US Government
Securities; $57,152,725; 0.00% - 2.23%;
dated 10/15/13 - 12/06/22)
Investment in Joint Trading Account; Merrill	23,973	23,973
Lynch Repurchase Agreement; 0.03%
dated 08/30/2013 maturing 09/03/2013
(collateralized by US Government
Securities; $24,452,794; 2.38% - 2.63%;
dated 01/31/18 - 06/30/18)

		$141,066

TOTAL REPURCHASE AGREEMENTS		$141,066

Total Investments		$1,654,890
Liabilities in Excess of Other Assets, Net - (7.70)%		$(118,263)

TOTAL NET ASSETS - 100.00%		$1,536,627

(a)	Variable Rate. Rate shown is in effect at August 31, 2013.

(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $504 or 0.03% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,018 or 0.13% of net assets.

(d)	Non-Income Producing Security

(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)

Sector	Percent

Government	44 .28%
Mortgage Securities	30 . 27%
Financial	17 .44%
Consumer, Non-cyclical	3 .19%
Energy	2 . 85%
Communications	2 .68%
Utilities	1 .58%
Industrial	1 .29%
Basic Materials	1 . 06%
Consumer, Cyclical	1 .04%
Technology	0 .75%
Revenue Bonds	0 . 51%
General Obligation Unlimited	0 .35%
Asset Backed Securities	0 .34%
Insured	0 . 06%
General Obligation Limited	0 .01%
Liabilities in Excess of Other Assets, Net	(7 .70)%

TOTAL NET ASSETS	100.00%

See accompanying notes.

79

Schedule of Investments
Diversified Real Asset Fund
August 31, 2013

COMMON STOCKS - 43.28%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Agriculture - 0.02%			Mining (continued)
Adecoagro SA (a)	53,067	$342	BHP Billiton Ltd ADR	36,096	$2,284
			Constellium NV (a)	68,660	1,215
			Eldorado Gold Corp	185,467	1,579
Building Materials - 0.07%			First Quantum Minerals Ltd	102,364	1,700
Indocement Tunggal Prakarsa Tbk PT	309,224	556	Freeport-McMoRan Copper & Gold Inc	33,398	1,009

Semen Indonesia Persero Tbk PT	579,755	668	Glencore Xstrata PLC	361,492	1,711

		$1,224	Guyana Goldfields Inc (a)	117,225	253

Coal - 0.13%			Ivanplats Ltd (a)	148,816	277
Consol Energy Inc	76,953	2,403	Kinross Gold Corp	110,461	608
			Northern Dynasty Minerals Ltd (a)	65,028	131
			Platinum Group Metals Ltd (a)	161,665	183
Commercial Services - 0.74%			Randgold Resources Ltd ADR	21,475	1,675
Abertis Infraestructuras SA	290,775	5,134	Rio Tinto PLC ADR	34,098	1,538
Anhui Expressway Co	1,204,000	628	Silver Wheaton Corp	42,687	1,125
CCR SA	672,100	4,848	Southern Copper Corp	23,889	657
Jiangsu Expressway Co Ltd	1,141,200	1,294	Tahoe Resources Inc (a)	37,128	663

Sichuan Expressway Co Ltd	1,724,200	466			$20,112

Zhejiang Expressway Co Ltd	1,427,000	1,193

		$13,563	Oil & Gas - 4.76%

			Africa Oil Corp (a)	63,588	417
Electric - 1.31%			Africa Oil Corp (a),(b)	6,686	44
Alupar Investimento SA (a)	378,000	2,689
			Anadarko Petroleum Corp	52,156	4,768
DUET Group	1,764,762	3,262	Athlon Energy Inc (a)	9,369	260
Infraestructura Energetica Nova SAB de CV	444,400	1,653	Bankers Petroleum Ltd (a)	232,127	782
(a)
			Bonanza Creek Energy Inc (a)	49,034	1,947
Northeast Utilities	282,300	11,566	Cheniere Energy Inc (a)	63,162	1,768
NRG Yield Inc (a)	28,800	802
			Cimarex Energy Co	29,181	2,446
Spark Infrastructure Group	1,071,100	1,539	Cobalt International Energy Inc (a)	82,170	2,005
Transmissora Alianca de Energia Eletrica SA	278,300	2,553	Concho Resources Inc (a)	46,112	4,450
(b)

			Denbury Resources Inc (a)	166,738	2,883
		$24,064	Energy XXI Bermuda Ltd	30,793	818

Engineering & Construction - 1.00%			Ensco PLC	32,614	1,812
Ferrovial SA	404,700	6,705	EOG Resources Inc	33,508	5,262
Flughafen Zuerich AG	9,700	4,928	Gulfport Energy Corp (a)	31,784	1,875
Fraport AG Frankfurt Airport Services	53,100	3,429	Helmerich & Payne Inc	27,499	1,734
Worldwide			Kodiak Oil & Gas Corp (a)	171,367	1,712
Vinci SA	63,800	3,292	Kosmos Energy Ltd (a)	68,881	700

			Laredo Petroleum Holdings Inc (a)	71,541	1,879
		$18,354

			Marathon Oil Corp	104,466	3,597
Gas - 4.28%			Marathon Petroleum Corp	28,631	2,076
Beijing Enterprises Holdings Ltd	1,010,900	7,155	MEG Energy Corp (a),(c)	6,400	207
Hong Kong & China Gas Co Ltd	4,160,860	9,598	MEG Energy Corp (a)	38,478	1,245
Keyera Corp	125,800	6,883	Newfield Exploration Co (a)	62,924	1,499
National Grid PLC	1,564,504	18,011	Noble Energy Inc	96,533	5,930
NiSource Inc	282,000	8,251	Occidental Petroleum Corp	24,486	2,160
Sempra Energy	181,500	15,322	Oil Search Ltd	134,092	998
Snam SpA	2,201,100	10,297	Pacific Rubiales Energy Corp	59,157	1,119
Western Gas Equity Partners LP (b)	68,750	2,707	PDC Energy Inc (a)	44,836	2,573

		$78,224	Petroleo Brasileiro SA ADR	55,451	750

Healthcare - Services - 0.02%			Phillips 66	35,092	2,004
Brookdale Senior Living Inc (a)	18,652	467	Pioneer Natural Resources Co	11,232	1,965
			QGEP Participacoes SA	47,125	230
			Range Resources Corp	37,683	2,825
Holding Companies - Diversified - 0.09%			Rosetta Resources Inc (a)	51,277	2,386
Wharf Holdings Ltd	208,233	1,704	Rowan Cos PLC (a)	65,052	2,304
			Royal Dutch Shell PLC ADR	33,100	2,138
			Sanchez Energy Corp (a)	64,684	1,563
Home Builders - 0.03%			Southwestern Energy Co (a)	77,814	2,972
Taylor Wimpey PLC	358,243	552	Suncor Energy Inc	100,522	3,405
			Talisman Energy Inc	103,894	1,114
Iron & Steel - 0.12%			Tullow Oil PLC	94,917	1,482
Reliance Steel & Aluminum Co	32,162	2,145	Whiting Petroleum Corp (a)	59,417	2,999

					$87,103

Lodging - 0.06%			Oil & Gas Services - 1.93%
City Developments Ltd	131,000	1,021	Cameron International Corp (a)	82,415	4,680
			Core Laboratories NV	12,747	1,931
			Dresser-Rand Group Inc (a)	24,776	1,510
Mining - 1.10%			Dril-Quip Inc (a)	52,805	5,387
African Rainbow Minerals Ltd	56,137	1,027	FMC Technologies Inc (a)	45,415	2,436
Alamos Gold Inc	104,550	1,706
B2Gold Corp (a)	290,020	771	Halliburton Co	105,647	5,071

See accompanying notes.

80

Schedule of Investments
Diversified Real Asset Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Oil & Gas Services (continued)			REITS (continued)
National Oilwell Varco Inc	49,605	$3,686	BRE Properties Inc	17,753	$852
Schlumberger Ltd	66,630	5,393	Camden Property Trust	16,765	1,036
Superior Energy Services Inc (a)	42,525	1,044	Campus Crest Communities Inc	32,275	341
Targa Resources Corp	61,800	4,208	Canadian Real Estate Investment Trust	23,675	917

		$35,346	Corrections Corp of America	38,003	1,252

			CubeSmart	68,496	1,140
Pipelines - 17.46%			DDR Corp	72,117	1,119
Access Midstream Partners LP (b)	214,400	9,779
			Duke Realty Corp	56,700	827
Buckeye Partners LP	199,635	13,974	Dundee Real Estate Investment Trust	15,000	416
DCP Midstream Partners LP	137,040	6,568	DuPont Fabros Technology Inc	6,133	140
Enbridge Inc	532,212	21,823	EPR Properties	21,006	1,029
Energy Transfer Equity LP	254,248	16,356	Equity One Inc	24,373	518
Energy Transfer Partners LP	109,000	5,588	Equity Residential	31,827	1,652
Enterprise Products Partners LP	347,140	20,627	Essex Property Trust Inc	8,740	1,253
Genesis Energy LP	54,800	2,667	Extra Space Storage Inc	30,268	1,248
Holly Energy Partners LP	55,553	1,974	Federal Realty Investment Trust	11,663	1,135
Kinder Morgan Energy Partners LP	119,000	9,706	Federation Centres Ltd	637,924	1,291
Kinder Morgan Inc/DE	56,695	2,150	First Industrial Realty Trust Inc	73,678	1,115
Magellan Midstream Partners LP (b)	395,600	21,465
			General Growth Properties Inc	111,643	2,141
MarkWest Energy Partners LP	115,000	7,681	Great Portland Estates PLC	213,237	1,763
MPLX LP (b)	136,838	4,885
Oiltanking Partners LP (b)	65,800	3,191	HCP Inc	7,022	286
			Health Care REIT Inc	16,771	1,030
ONEOK Inc	289,110	14,872	Host Hotels & Resorts Inc	103,379	1,761
Pembina Pipeline Corp	219,440	6,820	Japan Hotel REIT Investment Corp	1,389	537
Phillips 66 Partners LP (a)	30,089	926
			Kenedix Realty Investment Corp	132	496
Plains All American Pipeline LP	421,150	21,293	Kenedix Residential Investment Corp	180	351
Regency Energy Partners LP	322,400	8,715	Kilroy Realty Corp	16,600	810
SemGroup Corp	126,700	6,708	Land Securities Group PLC	161,766	2,210
Spectra Energy Corp	882,500	29,220	Medical Properties Trust Inc	30,500	352
Sunoco Logistics Partners LP (b)	270,400	17,371
			Mirvac Group	856,237	1,248
Targa Resources Partners LP	111,724	5,459	Nippon Building Fund Inc	88	955
Tesoro Logistics LP	112,650	6,038	Nippon Prologis REIT Inc	90	788
TransCanada Corp	482,800	21,044	Nomura Real Estate Master Fund Inc	554	511
Western Gas Partners LP (b)	162,395	9,604
			Northern Property Real Estate Investment	12,400	310

Williams Cos Inc/The	634,769	23,003	Trust

		$319,507	Orix JREIT Inc	613	646

Real Estate - 1.42%			Pebblebrook Hotel Trust	35,021	897
Atrium European Real Estate Ltd (b)	86,957	503	Pennsylvania Real Estate Investment Trust	25,970	482
CapitaLand Ltd	462,000	1,100	Prologis Inc	82,265	2,899
Citycon OYJ	185,035	577	Public Storage	8,735	1,334
Country Garden Holdings Co Ltd	2,074,000	1,297	Retail Properties of America Inc	3,245	43
Fabege AB	104,022	1,082	Saul Centers Inc	15,215	660
Greentown China Holdings Ltd	379,000	706	Senior Housing Properties Trust	49,537	1,127
GSW Immobilien AG	1		Simon Property Group Inc	36,329	5,291
Henderson Land Development Co Ltd	208,850	1,220	SL Green Realty Corp	19,831	1,729
Hongkong Land Holdings Ltd	259,300	1,671	Starhill Global REIT	729,000	437
Hufvudstaden AB	52,549	640	Strategic Hotels & Resorts Inc (a)	64,979	527
Hyprop Investments Ltd	66,997	462	Sunstone Hotel Investors Inc	46,791	563
Jones Lang LaSalle Inc	5,412	445	Suntec Real Estate Investment Trust	413,700	492
Kerry Properties Ltd	158,500	641	Taubman Centers Inc	10,084	680
KWG Property Holding Ltd	801,000	539	Unibail-Rodamco SE	11,067	2,485
LEG Immobilien AG	11,232	605	Vastned Retail NV	15,418	641
Mitsubishi Estate Co Ltd	158,600	4,097	Ventas Inc	10,865	676
Mitsui Fudosan Co Ltd	113,000	3,538	Vornado Realty Trust	22,315	1,814
Nomura Real Estate Holdings Inc	32,200	733	Wereldhave NV	13,896	926
Shimao Property Holdings Ltd	560,500	1,420	Westfield Group	286,809	2,821
Sino Land Co Ltd	642,000	859	Workspace Group PLC	110,506	757

Sumitomo Realty & Development Co Ltd	27,000	1,180			$90,122

Sun Hung Kai Properties Ltd	126,000	1,630	Telecommunications - 1.51%

Unite Group PLC	172,463	957	Crown Castle International Corp (a)	229,600	15,939

		$25,902	SBA Communications Corp (a)	155,200	11,640

REITS - 4.93%					$27,579

AIMS AMP Capital Industrial REIT	442,000	499	Transportation - 1.59%
American Tower Corp	310,919	21,606	Canadian National Railway Co	70,000	6,565
Apartment Investment & Management Co	40,661	1,119	Guangshen Railway Co Ltd	4,025,400	1,929
Astro Japan Property Group (b)	211,515	633
			Koninklijke Vopak NV	92,600	5,194
Australand Property Group	168,392	505	Teekay Corp	134,600	5,377
AvalonBay Communities Inc	15,381	1,906	Union Pacific Corp	64,900	9,965

Boardwalk Real Estate Investment Trust	14,225	758			$29,030

Boston Properties Inc	22,817	2,339

See accompanying notes.

81

Schedule of Investments
Diversified Real Asset Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held		Value (000's)	COMMODITY INDEXED STRUCTURED	Principal

Water - 0.71%				NOTES (continued)	Amount (000's)	Value (000's)

American Water Works Co Inc		122,400	$ 4,986	Banks (continued)
Severn Trent PLC		140,800	3,680	Deutsche Bank AG/London; Dow Jones - UBS
United Utilities Group PLC		409,300	4,304	Commodity Index Linked Note

			$ 12,970	0.02%, 01/29/2014 (d)	$6,500	$5,025

TOTAL COMMON STOCKS			$ 791,734	0.02%, 02/13/2014 (d)	5,900	4,918

	Principal			0.03%, 07/28/2014 (d)	4,000	3,915
BONDS - 9.41%	Amount (000's)		Value (000's)	JP Morgan Chase Bank NA; Dow Jones - UBS

				Commodity Index Linked Note
Federal & Federally Sponsored Credit - 3.37%				0.09%, 03/27/2014 (c),(d)	3,700	3,156
Federal Farm Credit Banks				0.16%, 10/20/2013 (c),(d)	10,000	6,909
0.16%, 07/16/2014 (d)		$5,000	$ 5,002	0.16%, 06/05/2014 (c),(d)	3,300	3,290
0.17%, 08/08/2014		5,500	5,499	Societe Generale; Dow Jones - UBS
0.17%, 02/06/2015 (d)		5,000	5,002
				Commodity Index Linked Note
0.23%, 12/30/2013 (d)		7,000	7,003	0.18%, 08/22/2014 (c),(d)	2,300	2,408
0.23%, 09/08/2014 (d)		8,130	8,138	0.19%, 08/06/2014 (d)	10,100	11,114
0.23%, 03/16/2015 (d)		7,000	7,003
0.25%, 05/21/2014 (d)		9,000	9,008	UBS; Dow Jones - UBS Commodity Index
				Linked Note
0.25%, 06/11/2014 (d)		4,500	4,504	0.01%, 03/24/2014 (d)	4,300	3,301
0.25%, 10/16/2014		3,500	3,501	0.02%, 08/06/2014 (d)	1,700	1,906
0.35%, 05/01/2015 (d)		7,000	7,015	0.05%, 09/15/2014 (d)	5,700	6,362

			$ 61,675	0.08%, 05/19/2014 (d)	3,400	3,150

Finance - Mortgage Loan/Banker - 5.60%						$84,912

Fannie Mae				Supranational Bank - 0.66%
0.15%, 02/27/2015 (d)		5,000	5,001
0.16%, 08/05/2015 (d)		3,900	3,899	International Bank for Reconstruction &
0.19%, 01/20/2015 (d)		5,000	5,004	Development; Dow Jones - UBS Commodity
				Index Linked Note
0.36%, 06/23/2014 (d)		6,725	6,737	0.26%, 12/20/2013 (d)	15,900	12,048
1.13%, 09/30/2013		2,000	2,001

4.63%, 10/15/2014		7,749	8,129	TOTAL COMMODITY INDEXED STRUCTURED NOTES		$96,960

Federal Home Loan Banks				SENIOR FLOATING RATE INTERESTS -	Principal
0.17%, 11/25/2013		4,000	4,001	19.29%	Amount (000's) Value (000's)

0.17%, 12/04/2013		8,000	8,002
0.20%, 08/19/2015 (d)		4,700	4,696	Aerospace & Defense - 0.29%
0.22%, 08/14/2015 (d)		7,000	6,996	Accudyne Industries Borrower SCA, Term
0.22%, 08/19/2015 (d)		3,700	3,698	Loan
0.23%, 10/15/2014		5,000	5,000	4.00%, 12/05/2019 (d)	$2,189	$2,168
0.29%, 11/08/2013		5,000	5,002	Hawker Beechcraft Inc, Term Loan B-EXIT
0.88%, 12/12/2014		4,000	4,031	5.75%, 02/15/2020 (d)	1,214	1,220
Freddie Mac				Sequa Corp, Term Loan B
0.31%, 01/02/2015		5,500	5,501	5.25%, 05/29/2017 (d)	1,990	1,997

0.31%, 02/23/2015		4,800	4,799			$5,385

0.32%, 12/03/2014		5,000	5,003
0.32%, 04/29/2015		5,000	4,993	Airlines - 0.51%
0.33%, 12/29/2014		4,000	4,002	American Airlines Inc, Term Loan B-EXIT
				4.75%, 06/21/2019 (d)	3,000	2,960
1.00%, 08/20/2014		6,000	6,046
				Delta Air Lines Inc, Term Loan B
			$102,541	4.25%, 04/20/2017 (d)	859	862

Media - 0.03%				Delta Air Lines Inc, Term Loan B1
Clear Channel Communications Inc				4.00%, 10/18/2018 (d)	2,488	2,492
9.00%, 12/15/2019		523	503	United Airlines Inc, Term Loan B
				4.00%, 03/22/2019 (d)	996	998
				US Airways Inc, Term Loan B1
Sovereign - 0.41%				4.25%, 05/21/2019 (d)	2,000	1,971

Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/2016	EUR	5,601	7,501			$9,283

				Apparel - 0.03%

TOTAL BONDS			$ 172,220	Wolverine World Wide Inc, Term Loan B

COMMODITY INDEXED STRUCTURED	Principal			4.00%, 06/26/2019 (d)	584	587
NOTES - 5.30%	Amount (000's)		Value (000's)

Banks - 4.64%				Automobile Parts & Equipment - 0.32%
BNP Paribas SA; Dow Jones - UBS				Federal-Mogul Corp, Term Loan B-EXIT
Commodity Index Linked Note				2.13%, 12/27/2013 (d)	2,471	2,407
0.11%, 08/04/2014 (d)		$9,500	10,408	Federal-Mogul Corp, Term Loan C-EXIT
0.28%, 04/25/2014 (d)		5,000	4,161	2.13%, 12/27/2015 (d)	1,261	1,228
CIBC; Dow Jones - UBS Commodity Index				Schaeffler AG, Term Loan C
Linked Note				4.25%, 01/20/2017 (d)	2,205	2,208

0.04%, 12/23/2013 (d)		9,500	6,748			$5,843

0.06%, 06/23/2014 (d)		4,100	3,954
0.10%, 07/30/2014 (d)		3,900	4,187

See accompanying notes.

82

Schedule of Investments
Diversified Real Asset Fund
August 31, 2013

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Building Materials - 0.01%			Diversified Financial Services (continued)
Aluma Systems Inc, Term Loan B			LPL Holdings Inc, Term Loan B
6.25%, 10/16/2018 (d)	$ 96 $	97	3.25%, 03/29/2019 (d)	$ 1,778 $	1,764
			Ocwen Loan Servicing LLC, Term Loan
			5.00%, 02/15/2018 (d)	1,995	2,014
Chemicals - 0.45%			TCW Group Inc, Term Loan B
Ineos US Finance LLC, Term Loan B			4.00%, 12/20/2019 (d)	1,990	1,996
4.00%, 04/27/2018 (d)	1,543	1,529
Univar Inc, Term Loan B			Walter Investment Management Corp, Term
5.00%, 06/30/2017 (d)	1,773	1,728	Loan B
			5.75%, 11/15/2017 (d)	6,723	6,762

US Coatings Acquisition Inc, Term Loan B2
4.75%, 01/18/2020 (d)	4,988	5,020			$13,541

		$8,277	Electric - 0.03%

			Dynegy Inc, Term Loan B2
Commercial Services - 1.15%			4.00%, 04/16/2020 (d)	615	611
Brand Energy & Infrastructure Services Inc,
Term Loan B
6.25%, 10/16/2018 (d)	400	404	Electrical Components & Equipment - 0.14%
Ceridian Corp, Term Loan B			WESCO Distribution Inc, Term Loan B1
4.43%, 05/09/2017 (d)	4,191	4,186	4.50%, 12/04/2019 (d)	2,490	2,501
CHG Buyer Corp, Term Loan
9.00%, 11/13/2020 (d)	525	536
Harland Clarke Holdings Corp, Term Loan			Entertainment - 0.30%
			AMC Entertainment Inc, Term Loan B
B3			3.50%, 04/23/2020 (d)	1,496	1,494
7.00%, 04/26/2018 (d)	3,627	3,561
			CCM Merger Inc, Term Loan
Interactive Data Corp, Term Loan B			5.00%, 03/01/2017 (d)	1,120	1,125
3.75%, 02/11/2018 (d)	483	481
			Pinnacle Entertainment Inc, Term Loan B1
Laureate Education Inc, Term Loan B			3.75%, 08/05/2016 (d)	500	501
5.25%, 06/15/2018 (d)	3,973	3,959
			Pinnacle Entertainment Inc, Term Loan B2
Pharmaceutical Product Development Inc,			3.75%, 08/05/2020 (d)	1,000	1,002
Term Loan
4.25%, 12/05/2018 (d)	2,224	2,221	WMG Acquisition Corp, Term Loan B
			3.75%, 07/07/2020 (d)	1,328	1,324

Pharmaceutical Research Associates Inc, Term
Loan					$5,446

6.50%, 12/10/2017 (d)	1,493	1,501	Environmental Control - 0.04%
Sedgwick Claims Management Services Inc,			ADS Waste Holdings Inc, Term Loan B
Term Loan			4.25%, 10/05/2019 (d)	746	747
8.00%, 12/10/2018 (d)	250	253
Sedgwick Claims Management Services Inc,
Term Loan B			Food - 1.81%
4.25%, 06/08/2018 (d)	1,923	1,921	AdvancePierre Foods Inc, Term Loan
			9.50%, 10/02/2017 (d)	675	685
Truven Health Analytics Inc, Term Loan B
4.50%, 05/25/2019 (d)	2,068	2,074	AdvancePierre Foods Inc, Term Loan B

			5.75%, 06/20/2017 (d)	1,493	1,505
		$21,097	Albertsons LLC, Term Loan B

Computers - 0.20%			4.25%, 03/21/2016 (d)	1,811	1,815
CompuCom Systems Inc, Term Loan B			4.75%, 05/21/2019 (d)	1,182	1,181
4.25%, 05/07/2020 (d)	331	328	Aramark Corp, Term Loan C
Spansion LLC, Term Loan B			3.78%, 07/26/2016 (d)	3,000	3,007
5.25%, 12/11/2018 (d)	686	688	Aramark Corp, Term Loan D
SunGard Data Systems Inc, Term Loan D			4.00%, 08/22/2019 (d)	2,500	2,509
4.50%, 01/20/2020 (d)	1,592	1,605	Candy Intermediate Holdings Inc, Term Loan
SunGard Data Systems Inc, Term Loan E			B
4.00%, 03/07/2020 (d)	998	1,003	7.50%, 06/08/2018 (d)	111	106

		$3,624	Dole Food Co Inc, Term Loan B

			3.75%, 04/25/2020 (d)	998	996
Consumer Products - 0.15%			HJ Heinz Co, Term Loan B2
Spectrum Brands Holdings Inc, Term Loan B			3.50%, 03/27/2020 (d)	9,750	9,804
4.58%, 11/06/2019 (d)	303	305
			Pinnacle Foods Finance LLC, Term Loan G
Sun Products Corp/The, Term Loan B			3.25%, 04/29/2020 (d)	998	987
5.50%, 03/21/2020 (d)	2,507	2,438

			SUPERVALU Inc, Term Loan
		$2,743	5.00%, 03/21/2019 (d)	2,497	2,503

Distribution & Wholesale - 0.20%			US Foods Inc, Term Loan B
HD Supply Inc, Term Loan B			4.50%, 05/31/2019 (d)	6,546	6,551
4.50%, 10/05/2017 (d)	3,738	3,746	Wilton Brands LLC, Term Loan B
			7.50%, 08/22/2018 (d)	1,444	1,429

					$33,078

Diversified Financial Services - 0.74%
Home Loan Servicing Solutions Ltd, Term			Forest Products & Paper - 0.07%
Loan B			Xerium Technologies Inc, Term Loan B
4.50%, 06/19/2020 (d)	1,000	1,005	6.25%, 05/02/2019 (d)	1,247	1,250

See accompanying notes.

83

Schedule of Investments
Diversified Real Asset Fund
August 31, 2013

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Healthcare - Products - 0.55%			Internet - 0.35%
Carestream Health Inc, Term Loan			Endurance International Group Inc/The, Term
0.00%, 12/15/2019 (d),(e)	$ 750 $	744	Loan
Carestream Health Inc, Term Loan B			10.25%, 05/08/2020 (d)	$ 900 $	903
5.00%, 06/05/2019 (d)	4,000	4,030	Endurance International Group Inc/The, Term
Hologic Inc, Term Loan B			Loan B
3.75%, 08/01/2019 (d)	1,000	1,003	6.25%, 05/08/2020 (d)	2,490	2,515
Kinetic Concepts Inc, Term Loan D1			Internet Brands Inc, Term Loan B
4.50%, 05/04/2018 (d)	3,382	3,386	6.25%, 03/13/2019 (d)	698	697
Kinetic Concepts Inc, Term Loan D2			Virtu Financial LLC, Term Loan B
4.00%, 11/04/2016 (d)	985	985	5.77%, 07/08/2016 (d)	996	1,004

		$10,148	Zayo Group LLC, Term Loan B

			4.50%, 06/15/2019 (d)	1,287	1,290

Healthcare - Services - 1.71%					$6,409

Apria Healthcare Group Inc, Term Loan
6.75%, 04/01/2020 (d)	3,691	3,715	Investment Companies - 0.11%
Ardent Medical Services Inc, Term Loan B			RPI Finance Trust, Term Loan B
6.75%, 05/19/2018 (d)	597	595	4.00%, 11/09/2018 (d)	1,990	1,997
CHS/Community Health Systems Inc, Term
Loan EXT
3.76%, 01/25/2017 (d)	120	120	Leisure Products & Services - 0.30%
DaVita HealthCare Partners Inc, Term Loan			Bombardier Recreational Products Inc, Term
			Loan B
A3			4.00%, 01/23/2019 (d)	4,280	4,272
2.69%, 08/24/2017 (d)	3,900	3,889
			Equinox Holdings Inc, Term Loan B
DaVita HealthCare Partners Inc, Term Loan			4.50%, 01/31/2020 (d)	1,247	1,251

B2
4.00%, 08/21/2019 (d)	1,493	1,498			$5,523

Drumm Investors LLC, Term Loan			Leisure Time - 0.08%
5.00%, 05/04/2018 (d)	3,461	3,299	Sabre Inc, Term Loan C
Genesis Healthcare DE LLC, Term Loan B			4.00%, 02/15/2018 (d)	1,434	1,438
10.00%, 10/02/2017 (d)	587	603
Health Management Associates Inc, Term
Loan B-New			Lodging - 0.48%
3.50%, 11/22/2018 (d)	970	971	Boyd Gaming Corp, Term Loan B
			4.00%, 08/07/2020 (d)	2,000	2,003
Heartland Dental Care Inc, Term Loan
6.25%, 12/20/2018 (d)	1,493	1,507	Caesars Entertainment Operating Co Inc, Term
IASIS Healthcare LLC / IASIS Capital Corp,			Loan B6
			5.43%, 01/28/2015 (d)	2,553	2,293
Term Loan B2
4.50%, 05/03/2018 (d)	2,235	2,246	Four Seasons Holdings Inc, Term Loan
			4.25%, 06/24/2020 (d)	1,500	1,511
LHP Operations Co LLC, Term Loan
9.00%, 06/29/2018 (d)	323	320	MGM Resorts International, Term Loan B
			3.50%, 12/13/2019 (d)	2,987	2,975

LifePoint Hospitals Inc, Term Loan B
2.69%, 07/31/2017 (d)	871	874			$8,782

Select Medical Corp, Term Loan B			Machinery - Diversified - 0.08%
4.00%, 06/15/2018 (d)	932	930	Gardner Denver Inc, Term Loan
Sheridan Holdings Inc, Term Loan			4.25%, 07/23/2020 (d)	1,540	1,531
4.50%, 06/29/2018 (d)	1,736	1,736
9.00%, 06/29/2019 (d)	500	502
Skilled Healthcare Group Inc, Term Loan B			Media - 1.80%
6.75%, 04/09/2016 (d)	969	960	Clear Channel Communications Inc, Term
Steward Health Care System LLC, Term			Loan B
			3.83%, 01/29/2016 (d)	3,661	3,411
Loan
6.75%, 04/10/2020 (d)	1,000	995	Clear Channel Communications Inc, Term
United Surgical Partners International Inc,			Loan D-EXT
			6.93%, 01/22/2019 (d)	7,205	6,608
Term Loan B
4.75%, 03/19/2019 (d)	5,212	5,249	FoxCo Acquisition Sub LLC, Term Loan B
			5.50%, 07/31/2017 (d)	562	564
Vanguard Health Holding Co II LLC, Term
Loan B			Kabel Deutschland Vertrieb und Service
3.75%, 01/29/2016 (d)	1,234	1,234	GmbH, Term Loan F

			3.25%, 02/01/2019 (d)	1,000	998
		$31,243

			MCC Georgia LLC, Term Loan G
Holding Companies - Diversified - 0.12%			4.00%, 08/15/2020 (d)	993	995
Emerald Expositions Holding Inc, Term Loan			McGraw-Hill Global Education Holdings
5.50%, 06/12/2020 (d)	2,250	2,263	LLC, Term Loan
			9.00%, 03/18/2019 (d)	2,993	3,020
Insurance - 0.33%			MTL Publishing LLC, Term Loan B
			4.25%, 03/05/2018 (d)	3,030	3,040
Alliant Insurance Services Inc, Term Loan
5.00%, 12/07/2019 (d)	2,985	2,994	Nine Entertainment Co Pty Ltd, Term Loan B
			3.50%, 01/31/2020 (d)	3,486	3,457
Compass Investors Inc, Term Loan B
5.00%, 12/14/2019 (d)	2,985	2,993

		$5,987

See accompanying notes.

84

Schedule of Investments
Diversified Real Asset Fund
August 31, 2013

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Media (continued)			Pharmaceuticals (continued)
Springer Science & Business Media Inc, Term			Warner Chilcott Co LLC, Term Loan B2
Loan			4.50%, 03/15/2018 (d)	$ 31 $	31
0.00%, 07/24/2020 (d),(e)	$ 2,000 $	1,981	Warner Chilcott Corp, Term Loan B1
TL Acquisitions Inc, Term Loan			4.25%, 03/15/2018 (d)	503	503
0.00%, 07/03/2014 (a),(d)	784	559	Warner Chilcott Corp, Term Loan B1-New
Tribune Co, Term Loan B-EXIT			4.25%, 08/15/2018 (d)	219	219
4.00%, 12/17/2019 (d)	2,985	2,990	WC Luxco Sarl, Term Loan B3
Virgin Media Investment Holdings Ltd, Term			4.25%, 03/15/2018 (d)	396	397

Loan B					$21,372

3.50%, 02/15/2020 (d)	1,500	1,492
WideOpenWest Finance LLC, Term Loan B			Pipelines - 0.11%
4.75%, 03/26/2019 (d)	3,778	3,801	Ruby Western Pipeline Holdings LLC, Term

		$32,916	Loan B

			3.50%, 03/22/2020 (d)	1,946	1,937
Miscellaneous Manufacturing - 0.15%
FGI Operating Co LLC, Term Loan B
5.50%, 04/13/2019 (d)	990	993	Private Equity - 0.02%
			American Capital Ltd, Term Loan
Rexnord LLC, Term Loan B			4.00%, 08/15/2017 (d)	331	332
4.00%, 05/14/2020 (d)	1,750	1,730

		$2,723

			Real Estate - 0.24%
Oil & Gas - 0.69%			Capital Automotive LP, Term Loan
Drillships Financing Holding Inc, Term Loan			6.00%, 04/18/2020 (d)	1,500	1,534
B1			Capital Automotive LP, Term Loan B
6.00%, 02/02/2021 (d)	4,000	4,010
			4.00%, 04/05/2019 (d)	600	602
EP Energy LLC, Term Loan B3			Realogy Group LLC, Term Loan B
3.50%, 05/24/2018 (d)	500	498
			4.50%, 10/10/2016 (d)	2,244	2,257

Offshore Group Investment Ltd, Term Loan					$4,393

B
5.75%, 03/22/2019 (d)	1,496	1,507	REITS - 0.15%
Pacific Drilling SA, Term Loan B			iStar Financial Inc, Term Loan
4.50%, 05/18/2018 (d)	1,500	1,506	4.50%, 10/11/2017 (d)	2,704	2,704
Rice Drilling B LLC, Term Loan
8.50%, 10/11/2018 (d)	1,496	1,466
Samson Investment Co, Term Loan			Retail - 0.91%
6.00%, 09/19/2018 (d)	625	628	BJ's Wholesale Club Inc, Term Loan B
			4.25%, 09/26/2019 (d)	1,347	1,347
Tesoro Corp, Term Loan B
2.51%, 01/30/2016 (d)	2,993	2,995	Charlotte Russe Inc, Term Loan

			6.75%, 05/25/2019 (d)	1,000	975
		$12,610	Collective Brands Inc, Term Loan B

Oil & Gas Services - 0.13%			7.25%, 09/19/2019 (d)	1,365	1,385
FTS International Inc, Term Loan B			Jo-Ann Stores Inc, Term Loan B
8.50%, 05/06/2016 (d)	426	419	4.00%, 03/19/2018 (d)	1,709	1,708
Saxon Energy Services Inc, Term Loan			Landry's Inc, Term Loan B
5.50%, 02/13/2019 (d)	1,995	1,993	4.75%, 04/19/2018 (d)	2,959	2,974

		$2,412	Michaels Stores Inc, Term Loan B

			3.75%, 01/24/2020 (d)	2,064	2,070
Packaging & Containers - 0.11%			Pilot Travel Centers LLC, Term Loan B
Pact Group Inc, Term Loan			4.25%, 08/06/2019 (d)	993	989
3.75%, 05/22/2020 (d)	2,000	1,977
			PVH Corp, Term Loan B
			3.25%, 12/19/2019 (d)	883	886
Pharmaceuticals - 1.17%			Rite Aid Corp, Term Loan 1
BioScrip Inc, Delay-Draw Term Loan			5.75%, 07/07/2020 (d)	2,000	2,049
6.50%, 07/22/2020 (d)	563	569	Rite Aid Corp, Term Loan 2
BioScrip Inc, Term Loan			4.88%, 06/11/2021 (d)	1,500	1,507
6.50%, 06/05/2020 (d)	938	948	Serta Simmons Holdings LLC, Term Loan B
Generic Drug Holdings Inc, Term Loan B			5.00%, 09/19/2019 (d)	746	749

5.00%, 10/04/2019 (d)	1,200	1,202			$16,639

Grifols Inc, Term Loan B			Semiconductors - 0.36%
4.25%, 06/01/2017 (d)	981	986
			Freescale Semiconductor Inc, Term Loan B4
Par Pharmaceutical Cos Inc, Term Loan B			5.00%, 02/13/2020 (d)	3,491	3,503
4.25%, 09/28/2019 (d)	1,654	1,645
			NXP BV, Term Loan C
Quintiles Transnational Corp, Term Loan B2			4.75%, 01/11/2020 (d)	2,985	3,025

4.00%, 06/08/2018 (d)	2,494	2,501
Valeant Pharmaceuticals International Inc,					$6,528

Term Loan BD			Software - 1.16%
4.38%, 09/27/2019 (d)	4,346	4,358	Blackboard Inc, Term Loan B2
Valeant Pharmaceuticals International Inc,			6.25%, 10/04/2018 (d)	1,458	1,463
Term Loan BE			BMC Software Inc, Term Loan
4.50%, 06/26/2020 (d)	7,950	8,013	0.00%, 08/07/2020 (d),(e)	1,000	998

See accompanying notes.

85

Schedule of Investments
Diversified Real Asset Fund
August 31, 2013

SENIOR FLOATING RATE INTERESTS	Principal		U. S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Software (continued)			Federal National Mortgage Association (FNMA) (continued)
Ellucian, Term Loan B			0.15%, 09/16/2013 (f)	$5,000	$5,000

4.50%, 07/19/2018 (d)	$1,961	$ 1,966			$16,996

Emdeon Inc, Term Loan B2
3.75%, 11/02/2018 (d)	2,981	2,987	U. S. Treasury - 1.44%
Epicor Software Corp, Term Loan B1			0.25%, 01/31/2015	5,000	5,001
4.50%, 05/16/2018 (d)	985	990	1.25%, 03/15/2014	7,000	7,043
Infor US Inc, Term Loan B2			2.38%, 08/31/2014	7,000	7,153

5.25%, 04/05/2018 (d)	2,075	2,086	2.63%, 07/31/2014	7,000	7,157

Magic Newco LLC, Term Loan B					$26,354

0.00%, 12/02/2018 (d),(e)	2,000	2,008	U. S. Treasury Inflation-Indexed Obligations - 16.53%
Reynolds & Reynolds Co, Term Loan			0.13%, 04/15/2016	46,090	47,232
0.00%, 08/05/2020 (d),(e)	2,500	2,511	0.13%, 04/15/2017	10,505	10,767
0.00%, 02/05/2021 (d),(e)	3,500	3,575	0.13%, 04/15/2018	28,476	29,039
RP Crown Parent LLC, Term Loan			0.13%, 01/15/2022	12,706	12,294
6.75%, 12/14/2018 (d)	2,189	2,208	0.13%, 07/15/2022	7,250	6,991
11.25%, 12/14/2019 (d)	400	408	0.13%, 01/15/2023	22,729	21,664

		$ 21,200	0.38%, 07/15/2023	16,827	16,393

Telecommunications - 1.63%			0.50%, 04/15/2015	7,499	7,676
Alcatel-Lucent USA Inc, Term Loan C			0.63%, 02/15/2043	6,916	5,569
5.75%, 01/29/2019 (d)	3,732	3,747	0.75%, 02/15/2042	10,218	8,600
ARRIS Group Inc, Term Loan B			1.13%, 01/15/2021	11,800	12,473
3.50%, 02/07/2020 (d)	998	984	1.25%, 07/15/2020	6,339	6,816
Cincinnati Bell Inc, Term Loan			1.38%, 07/15/2018	2,382	2,588
0.00%, 08/20/2020 (d),(e)	1,000	993	1.38%, 01/15/2020	6,287	6,788
Cricket Communications Inc, Delay-Draw			1.75%, 01/15/2028	9,613	10,558
Term Loan C-DD			1.88%, 07/15/2015	5,115	5,414
4.75%, 03/01/2020 (d)	4,000	4,011	1.88%, 07/15/2019	4,385	4,900
Cricket Communications Inc, Term Loan B			2.00%, 01/15/2016	2,235	2,391
4.75%, 10/03/2019 (d)	473	474	2.00%, 01/15/2026	3,176	3,597
Fairpoint Communications Inc, Term Loan B			2.13%, 01/15/2019	1,664	1,865
7.50%, 02/14/2019 (d)	2,993	2,986	2.13%, 02/15/2040	4,620	5,397
Intelsat Jackson Holdings SA, Term Loan B1			2.13%, 02/15/2041	4,673	5,468
4.25%, 04/02/2018 (d)	4,209	4,237	2.38%, 01/15/2025	16,895	19,795
IPC Systems Inc, Term Loan B			2.38%, 01/15/2027	5,355	6,329
5.43%, 06/01/2015 (d)	1,000	800	2.50%, 07/15/2016	8,768	9,661
IPC Systems Inc, Term Loan C			2.50%, 01/15/2029	7,238	8,732
7.75%, 07/31/2017 (d)	496	479	3.38%, 04/15/2032	793	1,088
Level 3 Financing Inc, Term Loan BII			3.63%, 04/15/2028	7,832	10,653

4.75%, 08/01/2019 (d)	3,500	3,496	3.88%, 04/15/2029	8,366	11,787

Syniverse Holdings Inc, Term Loan					$302,525

4.00%, 04/23/2019 (d)	2,000	2,009	TOTAL U. S. GOVERNMENT & GOVERNMENT AGENCY
UPC Financing Partnership, Term Loan AF			OBLIGATIONS		$355,870

4.00%, 01/31/2021 (d)	2,925	2,935		Maturity
Windstream Corp, Term Loan B3			REPURCHASE AGREEMENTS - 1.52%	Amount (000's)	Value (000's)

4.00%, 08/03/2019 (d)	743	743
			Banks - 1.52%
Windstream Corp, Term Loan B4			Investment in Joint Trading Account; Barclays $	4,955	$4,955
3.50%, 01/10/2020 (d)	1,990	1,989

			Bank Repurchase Agreement; 0.04% dated
		$ 29,883	08/30/2013 maturing 09/03/2013

Transportation - 0.11%			(collateralized by US Government Security;
Harvey Gulf International Marine LLC, Term			$5,054,016; 4.50%; dated 08/15/39)
Loan B			Investment in Joint Trading Account; Credit	7,079	7,079
5.50%, 06/12/2020 (d)	2,000	2,005	Suisse Repurchase Agreement; 0.04%
			dated 08/30/2013 maturing 09/03/2013

TOTAL SENIOR FLOATING RATE INTERESTS		$ 352,808	(collateralized by US Government

U. S. GOVERNMENT & GOVERNMENT	Principal		Securities; $7,220,024; 4.38% - 6.13%;
AGENCY OBLIGATIONS - 19.45%	Amount (000's)	Value (000's)	dated 11/15/27 - 02/15/40)

			Investment in Joint Trading Account; Deutsche	11,043	11,042
Federal Home Loan Bank - 0.22%			Bank Repurchase Agreement; 0.06% dated
0.10%, 01/17/2014 (f)	$4,000	$ 3,999	08/30/2013 maturing 09/03/2013
			(collateralized by US Government
Federal Home Loan Mortgage Corporation (FHLMC) -			Securities; $11,263,239; 0.00% - 2.23%;
0.33%			dated 10/15/13 - 12/06/22)
0.12%, 04/24/2014 (f)	6,000	5,996

Federal National Mortgage Association (FNMA) - 0.93%
0.10%, 01/21/2014 (f)	7,000	6,999
0.12%, 05/01/2014 (f)	5,000	4,997

See accompanying notes.

86

Schedule of Investments Diversified Real Asset Fund August 31, 2013

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$4,725	$4,724
Lynch Repurchase Agreement; 0.03%
dated 08/30/2013 maturing 09/03/2013
(collateralized by US Government
Securities; $4,818,978; 2.38% - 2.63%;
dated 01/31/18 - 06/30/18)

		$27,800

TOTAL REPURCHASE AGREEMENTS		$27,800

TOTAL PURCHASED OPTIONS - 0.01%		$204

TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.01%		$231

Total Investments		$1,797,827
Other Assets in Excess of Liabilities, Net - 1.73%		$31,655

TOTAL NET ASSETS - 100.00%		$1,829,482

(a)	Non-Income Producing Security

(b)	Security is Illiquid

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $15,970 or 0.87% of net assets.

(d)	Variable Rate. Rate shown is in effect at August 31, 2013.

(e)	This Senior Floating Rate Note will settle after August 31, 2013, at which time the interest rate will be determined.

(f)	Rate shown is the discount rate of the original purchase.

Portfolio Summary (unaudited)

Sector		Percent

Government		29 .49%
Energy		25 .21%
Financial		14 .10%
Consumer, Non-cyclical		7 .32%
Utilities		6 .33%
Communications		5 .32%
Industrial		3 .59%
Consumer, Cyclical		3 .22%
Basic Materials		1 . 74%
Technology		1 .72%
Diversified		0 .21%
Purchased Interest Rate Swaptions		0 . 01%
Purchased Options		0 .01%
Other Assets in Excess of Liabilities, Net		1 .73%

TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)

Euro	UBS AG	09/25/2013	5,879,000 $	7,900	$ 7,770	$130

Total						$130

Amounts in thousands except contracts

See accompanying notes.

87

Schedule of Investments
Diversified Real Asset Fund
August 31, 2013

Futures Contracts

											Unrealized
Type			Long/Short		Contracts	Notional Value			Fair Value		Appreciation/(Depreciation)

UK 10 Year Gilt; December 2013			Short		6		$1,016	$		1,017	$(1)
US 10 Year Note; December 2013			Long		276		34,171			34,302	131
US 2 Year Note; December 2013			Long		83		18,236			18,239	3
US 5 Year Note; December 2013			Long		49		5,848			5,864	16
US Long Bond; December 2013			Short		48		6,326			6,332	(6)
US Ultra Bond; December 2013			Short		46		6,466			6,526	(60)

Total											$83

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
Counterparty		Receive	Fixed			Notional			Upfront Premiums		Unrealized
(Issuer)	Floating Rate Index Floating Rate		Rate	Expiration Date		Amount	Fair Value		Paid/(Received) Appreciation/(Depreciation)

Barclays Bank PLC	3 Month LIBOR	Receive	2.58%	11/29/2042		$1,400 $		294	$		$294
Barclays Bank PLC	3 Month LIBOR	Pay	2.50%	03/17/2024		2,600		(157)			(157)
Barclays Bank PLC	3 Month LIBOR	Pay	1.98%	03/07/2023		900		(69)			(69)
Barclays Bank PLC	3 Month LIBOR	Receive	2.48%	07/09/2042		1,000		228			228

Total								$296	$		$296

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive	Fixed			Notional
	Floating Rate Index Floating Rate		Rate	Expiration Date		Amount	Fair Value		Unrealized Appreciation/(Depreciation)

	3 Month LIBOR	Pay	2.42%	06/14/2023		$1,100 $		(48)	$		(48)
	3 Month LIBOR	Receive	2.88%	07/12/2023		4,000		14			14
	3 Month LIBOR	Receive	1.54%	08/01/2018		7,900		71			71
	3 Month LIBOR	Pay	1.55%	08/07/2018		6,800		(61)			(61)
	3 Month LIBOR	Receive	0.48%	08/08/2015		28,300		29			28
	3 Month LIBOR	Receive	2.22%	08/09/2020		7,700		75			75

Total								$80	$		79

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive						Upfront
Purchased Swaptions		Floating Rate Floating Exercise Expiration					Notional	Premiums		Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate		Date	Amount Paid/(Received) Value Appreciation/(Depreciation)

Put - 10 Year Interest Barclays Bank PLC		3 Month	Receive	4.25%	02/09/2016 $		5,300 $		238	$231	$(7)
Rate Swap		LIBOR

Total									$238	$231	$(7)

			Pay/
			Receive						Upfront
Written Swaptions		Floating Rate Floating Exercise Expiration					Notional	Premiums		Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate		Date	Amount Paid/(Received) Value Appreciation/(Depreciation)

Call - 5 Year Interest	Barclays Bank PLC	3 Month	Receive	1.35%	12/09/2013 $		7,200 $		(12)	$(6) $	6
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	3 Month	Pay	2.00%	12/09/2013		7,200		(23)	(68)	(45)
Rate Swap		LIBOR

Total									$(35)	$(74) $	(39)

Amounts in thousands

Options

						Upfront Premiums					Unrealized
Purchased Options Outstanding		Exercise Price Expiration Date			Contracts		Paid/(Received)		Fair Value	Appreciation/(Depreciation)

Call - 10 Year US Futures		$130 . 00	10/28/2013			105 $		5		$7 $	2
Put - 10 Year US Futures		$123 . 00	10/26/2013			210		169		197	28

Total						$		174		$204 $	30

See accompanying notes.

88

Schedule of Investments
Diversified Real Asset Fund
August 31, 2013

Options (continued)

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)

Call - 10 Year US Futures	$ 127 . 00	10/28/2013	105 $	(38)	$(42)		$(4)
Put - 10 Year US Futures	$ 120 . 00	10/28/2013	137	(49)	(45)		4

Total				$(87)	$(87)	$

Amounts in thousands except contracts

See accompanying notes.

89

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS - 56.04%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.38%			Apparel (continued)
Dentsu Inc	4,300	$143	Skechers U. S. A. Inc (a),(b)	13,810	$424

Gendai Agency Inc	8,900	52			$2,023

Interpublic Group of Cos Inc/The (a)	51,215	805
Lamar Advertising Co (a),(b)	15,536	654	Automobile Manufacturers - 0.90%
Omnicom Group Inc (a),(c)	35,148	2,132	China Motor Corp	31,000	27
Tri-Stage Inc	4,500	46	Daihatsu Motor Co Ltd	7,000	131
WPP PLC	23,597	437	Dongfeng Motor Group Co Ltd	30,000	41

		$4,269	Fiat Industrial SpA	74,192	887

			Fiat Industrial SpA - Rights (b),(d),(e)	74,192
Aerospace & Defense - 0.97%			Fiat SpA (b)	4,264	32
Alliant Techsystems Inc (a)	4,100	397	Ford Motor Co (a)	48,785	790
B/E Aerospace Inc (a),(b)	2,800	191	Fuji Heavy Industries Ltd	26,000	626
Cubic Corp (a)	5,795	291	Geely Automobile Holdings Ltd	60,000	31
Curtiss-Wright Corp (a)	23,642	987	General Motors Co (b)	120,161	4,095
Embraer SA ADR	300	10	Hino Motors Ltd	23,000	298
Esterline Technologies Corp (b)	895	68	Hyundai Motor Co	269	60
Exelis Inc (a)	16,322	240	Isuzu Motors Ltd	104,243	631
GenCorp Inc (b)	16,800	253	Kia Motors Corp	873	53
General Dynamics Corp (a)	1,200	100	Nissan Motor Co Ltd	50,842	503
IHI Corp	78,000	313	Oshkosh Corp (a),(b)	11,434	513
Jamco Corp	9,100	99	PACCAR Inc	16,363	878
L-3 Communications Holdings Inc (a)	15,658	1,415	Suzuki Motor Corp	12,300	263
Lockheed Martin Corp	6,603	808	Tata Motors Ltd ADR	2,600	58
Meggitt PLC	25,919	212	UMW Holdings Bhd	41,900	160

MTU Aero Engines AG	18	2			$10,077

Northrop Grumman Corp (a)	13,688	1,263
Raytheon Co (a)	5,700	430	Automobile Parts & Equipment - 0.80%
Rockwell Collins Inc (a)	16,408	1,161	Aisin Seiki Co Ltd	2,600	99
Rolls-Royce Holdings PLC (b)	26,667	460	Allison Transmission Holdings Inc	36,940	832
Safran SA	7,807	433	Autoliv Inc	2,800	227
TransDigm Group Inc	2,590	355	Bridgestone Corp	7,300	238
United Technologies Corp (a)	13,202	1,321	Calsonic Kansei Corp	43,000	208

		$10,809	Cheng Shin Rubber Industry Co Ltd	4,600	12

			Continental AG	170	26
Agriculture - 0.45%			Cooper Tire & Rubber Co	15,854	506
Altria Group Inc (a)	17,978	609	Dana Holding Corp	10,669	224
Archer-Daniels-Midland Co (a)	12,300	433	Denso Corp	4,700	214
Asian Citrus Holdings Ltd	399,059	150	Exedy Corp	31,277	726
British American Tobacco PLC ADR	1,327	135	Georg Fischer AG (b)	301	163
Bunge Ltd	18,992	1,439	Goodyear Tire & Rubber Co/The (a),(b)	47,581	957
China Agri-Industries Holdings Ltd	22,000	10	Hyundai Mobis	188	47
Japan Tobacco Inc	30,791	1,040	Hyundai Wia Corp	1,033	159
Kernel Holding SA (b)	747	11	JTEKT Corp	15,500	200
Philip Morris International Inc (a)	10,735	896	Keihin Corp	14,500	209
Reynolds American Inc (a)	5,715	272	KYB Co Ltd	7,000	42
Swedish Match AB	2,309	81	Musashi Seimitsu Industry Co Ltd	2,400	58

		$5,076	NHK Spring Co Ltd	15,700	165

			NOK Corp	15,400	224
Airlines - 0.22%			Stanley Electric Co Ltd	31,775	607
Air China Ltd	14,000	9	Sumitomo Electric Industries Ltd	6,400	85
Alaska Air Group Inc (a)	7,720	437
			Tachi-S Co Ltd	32,153	440
ANA Holdings Inc	20,000	40	Tenneco Inc (b)	11,252	519
China Southern Airlines Co Ltd	82,000	28	Tokai Rika Co Ltd	8,000	158
Copa Holdings SA	400	52	Toyota Boshoku Corp	10,200	133
Delta Air Lines Inc (a)	27,300	539
Deutsche Lufthansa AG (b)	16,189	289	Toyota Industries Corp	16,300	656
			TRW Automotive Holdings Corp (b)	3,600	249
Japan Airlines Co Ltd	6,200	328	WABCO Holdings Inc (a),(b)	5,890	459
SkyWest Inc (a)	26,941	347

Southwest Airlines Co (a)	26,101	334	Yokohama Rubber Co Ltd/The	15,000	132

Turk Hava Yollari Anonium Ortakligi	30,374	94			$8,974

		$2,497	Banks - 2.80%

			Agricultural Bank of China Ltd	8,000	3
Apparel - 0.18%			Associated Banc-Corp (a)	4,300	69
Adidas AG	1,450	154	Banca Popolare dell'Emilia Romagna Scrl (b)	38,948	276
Carter's Inc	2,300	169	Banco Bradesco SA ADR	6,040	70
Crocs Inc (a),(b)	13,400	180
Deckers Outdoor Corp (b)	3,990	234	Banco do Brasil SA	11,600	111
Maidenform Brands Inc (b)	21,395	502	Bangkok Bank PCL	7,100	39
			Bank of America Corp (a)	54,150	765
Nike Inc	2,304	145	Bank of Ayudhya PCL	6,307	7
Quiksilver Inc (b)	30,070	149
			Bank of China Ltd	383,000	161
Ralph Lauren Corp	400	66	Bank of Communications Co Ltd	33,000	22
			Bank of New York Mellon Corp/The (a)	36,919	1,098

See accompanying notes.

90

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Banks (continued)			Banks (continued)
Bank of Yokohama Ltd/The	7,000	$ 37	Wells Fargo & Co (a)	61,358	$2,520
Bank Rakyat Indonesia Persero Tbk PT	32,500	20	Wilshire Bancorp Inc (a)	24,984	203
BB&T Corp (a)	31,411	1,067	Yamanashi Chuo Bank Ltd/The	20,000	79

BOK Financial Corp	7,240	464			$31,356

Capital One Financial Corp (a)	4,800	310
CapitalSource Inc	8,214	95	Beverages - 0.93%
Chiba Bank Ltd/The	21,000	143	Anheuser-Busch InBev NV	7,407	690
China CITIC Bank Corp Ltd	48,000	23	Arca Continental SAB de CV	11,162	72
China Construction Bank Corp	312,000	228	Beam Inc	38,222	2,394
China Merchants Bank Co Ltd	13,500	23	Carlsberg A/S	466	45
China Merchants Bank Co Ltd - Rights (b),(d),(e)	2,349		Cia de Bebidas das Americas ADR	1,900	66
			Coca-Cola Co/The (a)	15,365	587
Chongqing Rural Commercial Bank	28,000	13	Coca-Cola Enterprises Inc (a)	34,854	1,303
CIT Group Inc (b)	36,471	1,746
Citigroup Inc (a),(c)	43,372	2,097	Coca-Cola Femsa SAB de CV ADR	300	36
			DE Master Blenders 1753 NV (b)	33,353	545
Commerce Bancshares Inc/MO (a)	41	2
Credicorp Ltd	100	12	Diageo PLC	39,699	1,217
			Dr Pepper Snapple Group Inc (a)	18,362	822
Cullen/Frost Bankers Inc	2,000	142
Danske Bank A/S (b)	91,774	1,834	Fomento Economico Mexicano SAB de CV	400	38
DNB ASA	16,033	249	ADR
East West Bancorp Inc	2,900	85	LT Group Inc	513,330	223
			Molson Coors Brewing Co (a)	18,116	884
Eighteenth Bank Ltd/The	45,000	101	PepsiCo Inc (a)	19,375	1,545

Fifth Third Bancorp (a)	61,365	1,122
First Republic Bank/CA	8,470	375			$10,467

FirstRand Ltd	24,278	71	Biotechnology - 1.16%
Fukuoka Financial Group Inc	40,000	170	Alexion Pharmaceuticals Inc (b)	22,263	2,399
Fulton Financial Corp (a)	6,500	79	Alnylam Pharmaceuticals Inc (b),(c)	2,560	133
Goldman Sachs Group Inc/The (a)	8,779	1,335	Amgen Inc (a)	11,754	1,280
Grupo Financiero Banorte SAB de CV	21,100	130	Arena Pharmaceuticals Inc (b)	57,633	369
HDFC Bank Ltd ADR	3,200	93	Biogen Idec Inc (a),(b),(c)	3,630	773
Higashi-Nippon Bank Ltd/The	35,000	74	Celgene Corp (a),(b)	10,813	1,513
HSBC Holdings PLC ADR	2,706	142	Charles River Laboratories International Inc (b)	4,095	189
Huntington Bancshares Inc/OH (a)	14,600	120	Gilead Sciences Inc (a),(b)	47,016	2,834
ICICI Bank Ltd ADR	1,100	29	Life Technologies Corp (a),(b)	9,955	741
Industrial & Commercial Bank of China Ltd	218,000	143	Puma Biotechnology Inc (b)	2,285	116
Itau Unibanco Holding SA ADR	4,070	50	Regeneron Pharmaceuticals Inc (b)	2,275	551
Joyo Bank Ltd/The	5,000	26	Seattle Genetics Inc (b)	5,150	218
JP Morgan Chase & Co (a)	44,659	2,256	Vertex Pharmaceuticals Inc (a),(b)	25,332	1,904

Kasikornbank PCL - NVDR	8,400	41			$13,020

KeyCorp (a)	38,400	448
Krung Thai Bank PCL	135,550	69	Building Materials - 0.65%
M&T Bank Corp	12,180	1,380	Armstrong World Industries Inc (a),(b)	34,965	1,698
Malayan Banking Bhd	14,700	45	Buzzi Unicem SpA	6,914	93
Mitsubishi UFJ Financial Group Inc	197,818	1,153	China Shanshui Cement Group Ltd	31,000	12
Morgan Stanley (a)	16,880	435	HeidelbergCement AG	4,172	289
Nordea Bank AB	9,330	108	Lennox International Inc (a)	17,000	1,167
North Pacific Bank Ltd	7		Louisiana-Pacific Corp (b)	16,398	245
Northern Trust Corp (a)	4,057	223	Masco Corp (a)	30,926	585
Oita Bank Ltd/The	42,000	128	Norbord Inc	16,788	422
PNC Financial Services Group Inc/The (a)	24,105	1,742	Owens Corning Inc (b)	44,212	1,655
Popular Inc (b)	4,480	139	Ply Gem Holdings Inc (b),(c)	2,655	41
PrivateBancorp Inc (a)	10,543	230	Sanwa Holdings Corp	23,000	128
Public Bank Bhd	6,000	31	Sika AG	19	52
Regions Financial Corp (a)	29,400	276	Sumitomo Osaka Cement Co Ltd	18,000	66
Resona Holdings Inc	64,500	306	Vulcan Materials Co (a)	17,791	851

Shinsei Bank Ltd	109,000	213			$7,304

Shizuoka Bank Ltd/The	3,000	32	Chemicals - 1.17%
Skandinaviska Enskilda Banken AB	24,103	247	Airgas Inc (a)	3,852	392
Standard Bank Group Ltd	317	3	Akzo Nobel NV	2,742	161
State Bank of India Ltd	283	13	Albemarle Corp (a)	2,995	187
State Street Corp (a)	7,480	499
			Asahi Kasei Corp	20,000	146
Sumitomo Mitsui Financial Group Inc	29,845	1,311	Ashland Inc (a)	2,867	250
SunTrust Banks Inc (a)	18,597	596
			Braskem SA ADR(b)	3,200	47
Swedbank AB	13,195	298	Brenntag AG	1,352	206
Taiwan Business Bank (b)	707
			Cabot Corp (a)	2,000	80
Taylor Capital Group Inc (b)	194	4
			Celanese Corp (a)	1,000	49
Tochigi Bank Ltd/The	30,000	105	CF Industries Holdings Inc (a)	2,300	438
Tokyo Tomin Bank Ltd/The	8,400	92	China BlueChemical Ltd	44,000	23
Turkiye Is Bankasi	20,676	48	China Petrochemical Development Corp	300
US Bancorp/MN (a)	21,900	791
			Cytec Industries Inc (a)	3,500	262
VTB Bank OJSC	8,008	21	Daicel Corp	12,000	103

See accompanying notes.

91

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Chemicals (continued)			Commercial Services (continued)
Denki Kagaku Kogyo KK	7,000	$25	Iron Mountain Inc (a)	15,717	$405
DIC Corp	54,000	137	ITT Educational Services Inc (b)	42	1
Dow Chemical Co/The (a)	39,445	1,474	Lender Processing Services Inc (a)	18,073	577
Eastman Chemical Co	400	30	Manpowergroup Inc	6,100	396
Fujimi Inc	16,300	207	McGraw Hill Financial Inc (a)	7,174	419
Hitachi Chemical Co Ltd	22,100	363	Monster Worldwide Inc (a),(b)	80,876	364
Huntsman Corp	5,800	102	Moody's Corp	3,810	242
International Flavors & Fragrances Inc	200	16	Platform Acquisition Holdings Ltd - Warrants	16,900	3
JSR Corp	2,700	47	(b),(d)
KCC Corp	34	13	Rent-A-Center Inc/TX	6,100	229
Koninklijke DSM NV	2,393	177	Robert Half International Inc	2,900	102
Lintec Corp	12,400	232	Secom Co Ltd	2,600	148
LyondellBasell Industries NV (a)	14,745	1,034	Securitas AB	2,753	29
Methanex Corp	8,559	398	SEI Investments Co (a),(c)	48,125	1,432
Mitsubishi Chemical Holdings Corp	7,000	33	Service Corp International/US (a)	32,610	590
Mitsubishi Gas Chemical Co Inc	11,000	88	SGS SA	27	61
Mitsui Chemicals Inc	77,000	204	Stewart Enterprises Inc	49,465	647
Monsanto Co	10,701	1,048	TMS International Corp	40	1
Mosaic Co/The (a)	17,070	711	Toppan Printing Co Ltd	10,000	73
Nihon Nohyaku Co Ltd	15,000	165	Total System Services Inc (a)	4,600	127
Nippon Kayaku Co Ltd	8,000	101	Towers Watson & Co (a)	1,600	132
Nippon Shokubai Co Ltd	22,000	223	Verisk Analytics Inc (b)	7,255	451
Nissan Chemical Industries Ltd	2,200	30	Weight Watchers International Inc	514	18
Nitto Denko Corp	2,600	138	Western Union Co/The (a)	50,550	886
OCI Co Ltd	936	132	Zhejiang Expressway Co Ltd	26,000	22

Olin Corp	2,800	65			$18,032

Petronas Chemicals Group Bhd	800	2
PPG Industries Inc (a)	2,030	317	Computers - 1.73%
			Accenture PLC - Class A (a)	4,000	289
Rockwood Holdings Inc (a)	4,308	275
			Apple Inc (a)	985	480
RPM International Inc	2,500	85	Brocade Communications Systems Inc (a),(b)	100,200	741
Sasol Ltd ADR	1,500	70	Cadence Design Systems Inc (b),(c)	115,340	1,554
Sherwin-Williams Co/The (a)	2,800	483
Shin-Etsu Chemical Co Ltd	1,200	72	Chicony Electronics Co Ltd	14,140	33
			Computer Sciences Corp (a)	29,248	1,467
Sinopec Shanghai Petrochemical Co Ltd (b)	154,000	55
			Dell Inc (a)	84,898	1,169
Solvay SA	1,589	221	Diebold Inc (a)	16,817	476
Sumitomo Bakelite Co Ltd	15,000	52	DST Systems Inc (a)	2,700	193
Syngenta AG	594	233
Tokyo Ohka Kogyo Co Ltd	21,578	450	DTS Corp	7,900	110
Tosoh Corp	37,000	131	EMC Corp/MA	54,876	1,415
Tronox Ltd	11,338	242	Ferrotec Corp	17,500	78
Ube Industries Ltd/Japan	3,000	5	Foxconn Technology Co Ltd	368	1
Valspar Corp/The	3,500	218	Fujitsu Ltd	164,000	602
			Fusion-io Inc (b)	10,900	116
Wacker Chemie AG	3,805	373	Hewlett-Packard Co (a)	23,390	522
WR Grace & Co (b)	4,000	321
			IHS Inc (b)	16,474	1,765

Yara International ASA	384	15	Infosys Ltd ADR (a)	2,600	121

		$13,157	Innolux Corp (b)	311,000	155

Coal - 0.08%			International Business Machines Corp (a)	2,467	450
Alpha Natural Resources Inc (a),(b)	49,664	302	Itochu Techno-Solutions Corp	1,100	37
Bumi Resources Tbk PT (b)	109,000	4	Jack Henry & Associates Inc	1,000	50
Consol Energy Inc (a)	14,335	448	Japan Digital Laboratory Co Ltd	14,300	137
Shougang Fushan Resources Group Ltd	298,000	99	Lite-On Technology Corp	15,150	26

		$853	Logitech International SA	27,942	204

			Melco Holdings Inc	12,400	159
Commercial Services - 1.61%			Mobile Create Co Ltd (b)	1,000	28
ADT Corp/The (c)	7,860	313
			NCR Corp (a),(b)	54,504	1,939
Aeon Delight Co Ltd	6,700	118	NET One Systems Co Ltd	48,700	363
Alliance Data Systems Corp (a),(b)	1,205	236
Arbitron Inc (a)	16,048	755	Obic Co Ltd	1,820	533
Automatic Data Processing Inc (a)	8,190	583	Otsuka Corp	2,840	342
			SanDisk Corp	5,894	325
Benesse Holdings Inc	1,000	36	SCSK Corp	29,980	696
Career Education Corp (a),(b)	207,635	544
			Seagate Technology PLC	12,100	464
CCR SA	7,500	54	Synopsys Inc (a),(b)	13,603	493
Cielo SA	96	2	Teradata Corp (b)	15,660	917
Cintas Corp	200	10	Western Digital Corp (a)	13,800	856
Convergys Corp (a)	14,800	261
			Wipro Ltd ADR	5,425	49
Dai Nippon Printing Co Ltd	15,000	145	Zuken Inc	6,800	56

Equifax Inc (a)	6,643	393
Gartner Inc (a),(b)	10,701	620			$19,411

GMO Payment Gateway Inc	3,600	88	Consumer Products - 0.27%
Hertz Global Holdings Inc (b)	271,285	6,519	Avery Dennison Corp	1,300	55

See accompanying notes.

92

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Consumer Products (continued)			Diversified Financial Services (continued)
Central Garden and Pet Co - A Shares (a),(b)	27,690	$173	Mitsubishi UFJ Lease & Finance Co Ltd	61,100	$275
Church & Dwight Co Inc	100	6	NASDAQ OMX Group Inc/The (a)	40,246	1,202
Clorox Co/The (a)	3,772	312	NYSE Euronext (a)	23,011	962
Jarden Corp (a),(b)	23,540	1,011	Pocket Card Co Ltd	6,900	51
Kimberly-Clark Corp	1,800	168	Raymond James Financial Inc (a)	11,253	471
Kimberly-Clark de Mexico SAB de CV	37,100	106	RMB Holdings Ltd	7,545	30
Samsonite International SA	311,910	806	Samsung Card Co Ltd	760	25
Tupperware Brands Corp (a)	4,700	380	SLM Corp (a)	59,255	1,421
Unilever Indonesia Tbk PT	17,500	50	T Rowe Price Group Inc	3,620	254

		$3,067	Visa Inc (a)	1,749	305

			Woori Finance Holdings Co Ltd	3,930	39
Cosmetics & Personal Care - 0.33%			Zenkoku Hosho Co Ltd	4,340	153

Artnature Inc	2,900	62			$14,533

Avon Products Inc (a)	49,391	976
Beiersdorf AG	221	19	Electric - 0.53%
Colgate-Palmolive Co (a)	5,115	296	AES Corp/VA (a)	9,300	118
Coty Inc (b)	57,646	940	Alliant Energy Corp	100	5
Estee Lauder Cos Inc/The	200	13	Ameren Corp	2,000	68
Kao Corp	5,900	172	American Electric Power Co Inc (a)	3,900	167
Natura Cosmeticos SA	2,100	39	Calpine Corp (b),(c)	21,160	409
Pigeon Corp	1,500	69	China Resources Power Holdings Co Ltd	36,000	83
Pola Orbis Holdings Inc	10,213	321	Chubu Electric Power Co Inc	18,000	224
Procter & Gamble Co/The (a)	10,385	809	Cia Energetica de Minas Gerais ADR	3,057	24

		$3,716	Cia Paranaense de Energia ADR	800	10

			Cleco Corp	400	18
Distribution & Wholesale - 0.48%			Consolidated Edison Inc	2,200	124
Arrow Electronics Inc (b)	4,400	204
			DTE Energy Co (a)	5,000	334
Doshisha Co Ltd	9,400	128	E.ON SE	11,444	181
Genuine Parts Co (a)	2,200	169
			Edison International (a)	6,100	280
Hanwha Corp	540	16	Endesa SA (b)	4,308	100
HD Supply Holdings Inc (b)	64,512	1,467
			Enel SpA	175,855	580
Hitachi High-Technologies Corp	24,775	497	Enersis SA ADR	2,400	38
Ingram Micro Inc (a),(b)	22,200	491
			Entergy Corp	1,300	82
ITOCHU Corp	2,000	22	Fortum OYJ	2,479	49
LKQ Corp (a),(b)	34,026	995
			Iberdrola SA	33,515	178
Marubeni Corp	4,000	29	IDACORP Inc	200	10
Mitsubishi Corp ADR	3,979	149	Integrys Energy Group Inc	300	17
Mitsui & Co Ltd	2,100	29	Kansai Electric Power Co Inc/The	11,500	128
Mitsui & Co Ltd ADR	501	139	NextEra Energy Inc (a)	2,704	217
Owens & Minor Inc	500	17	NRG Energy Inc	23,731	623
Sojitz Corp	14,500	26	NV Energy Inc	20,848	489
Sumitomo Corp	7,400	93	OGE Energy Corp (a)	5,200	183
Tomoe Engineering Co Ltd	4,900	70	Okinawa Electric Power Co Inc/The	11
Toyota Tsusho Corp	4,100	94	PG&E Corp	2,200	91
WESCO International Inc (b)	10,179	751

			PGE SA	14,929	79
		$5,386	Pinnacle West Capital Corp	2,000	109

Diversified Financial Services - 1.30%			PNM Resources Inc	1,700	37
Affiliated Managers Group Inc (a),(b)	3,115	543	Portland General Electric Co (a)	4,000	115
American Express Co (a)	11,713	842	PPL Corp (a)	8,838	271
Ameriprise Financial Inc	2,635	227	Public Service Enterprise Group Inc	100	3
BlackRock Inc	6,609	1,720	Tauron Polska Energia SA	20,588	27
BM&FBovespa SA	1,200	6	TECO Energy Inc (a)	13,188	218
BS Financial Group Inc	630	8	Tenaga Nasional BHD	42,800	114
CME Group Inc/IL (a)	7,016	499	Wisconsin Energy Corp	2,300	94
COSCO Pacific Ltd	24,000	35	Xcel Energy Inc (a)	3,000	84

DGB Financial Group Inc	1,110	16			$5,981

Discover Financial Services (a)	20,249	957
E*Trade Financial Corp (a),(b)	63,819	896	Electrical Components & Equipment - 0.34%
			Belden Inc (a)	6,743	383
Franklin Resources Inc	5,140	237	Brother Industries Ltd	700	7
Fubon Financial Holding Co Ltd	26,248	36	Casio Computer Co Ltd	9,900	84
Hana Financial Group Inc	7		Delta Electronics Inc	10,000	45
IBJ Leasing Co Ltd	1,100	25	Emerson Electric Co (a)	9,687	585
Ichiyoshi Securities Co Ltd	5,800	70	Energizer Holdings Inc (a)	600	59
IntercontinentalExchange Inc (b)	5,712	1,027
Invesco Ltd (a)	23,947	727	Fujikura Ltd	53,000	179
			Funai Electric Co Ltd	17,200	172
Investec Ltd	5,004	32	General Cable Corp (a)	10,418	318
Investment Technology Group Inc (a),(b)	15,258	259
			Hitachi Ltd	23,000	138
Jaccs Co Ltd	16,000	69	Hubbell Inc (a)	1,000	101
Legg Mason Inc (a)	11,325	368
			Leoni AG	4,417	242
LPL Financial Holdings Inc	20,076	738	LG Electronics Inc	453	29
Mirae Asset Securities Co Ltd	280	8

See accompanying notes.

93

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Electrical Components & Equipment (continued)			Engineering & Construction (continued)
Mabuchi Motor Co Ltd	600	$30	Jacobs Engineering Group Inc (b)	13,084	$762
Molex Inc (a)	22,311	647	JGC Corp	15,000	511
Prysmian SpA	7,471	166	Kajima Corp	71,000	252
Ushio Inc	21,800	243	Kandenko Co Ltd	18,118	94
Vestas Wind Systems A/S (b)	19,865	372	KBR Inc (a)	10,500	314

		$3,800	Koninklijke Boskalis Westminster NV	714	28

			McDermott International Inc (a),(b)	83,211	624
Electronics - 1.34%			Multiplan Empreendimentos Imobiliarios SA	200	4
Agilent Technologies Inc (a)	18,583	866
			NCC AB	8,143	213
Alps Electric Co Ltd	4,700	34	Obayashi Corp	30,000	170
Anritsu Corp	10,600	129	Obrascon Huarte Lain SA	1,816	62
AU Optronics Corp (b)	247,000	96
			Royal Imtech NV (b)	3,439	8
Avnet Inc (a)	8,800	339
			Shimizu Corp	4,000	18
Azbil Corp	5,100	109	Skanska AB	3,846	69
Dai-ichi Seiko Co Ltd	13,400	148	Taisei Corp	115,000	469
Dainippon Screen Manufacturing Co Ltd	56,000	263	TAV Havalimanlari Holding AS	8,174	44
Flextronics International Ltd (a),(b)	73,100	656
			Tecnicas Reunidas SA	1,715	75
Futaba Corp/Chiba	35,500	408	URS Corp	2,900	144
Hamamatsu Photonics KK	1,000	32	Yumeshin Holdings Co Ltd	20,500	109

Hirose Electric Co Ltd	400	52			$6,485

Hon Hai Precision Industry Co Ltd	32,000	86
Honeywell International Inc (a)	1,600	127	Entertainment - 0.19%
Hosiden Corp	30,600	162	Avex Group Holdings Inc	3,000	84
Hoya Corp	5,400	115	Cinemark Holdings Inc	2,500	74
Itron Inc (b)	3,200	120	DreamWorks Animation SKG Inc (a),(b)	8,545	242
Jabil Circuit Inc (a)	28,400	648	Gtech Spa	140	4
Keyence Corp	200	66	International Game Technology	2,300	43
Kinsus Interconnect Technology Corp	5,000	18	Penn National Gaming Inc (b)	8,995	473
Koninklijke Philips NV	17,807	551	Regal Entertainment Group	5,600	100
Kyocera Corp	6,577	670	Sankyo Co Ltd	1,700	79
LG Display Co Ltd ADR (a)	6,800	88	Scientific Games Corp (a),(b)	41,010	586
Minebea Co Ltd	59,000	253	SHFL Entertainment Inc (b)	20,987	478

Mitsumi Electric Co Ltd	23,500	170			$2,163

Omron Corp	6,700	209
PerkinElmer Inc (a)	1,500	54	Environmental Control - 0.18%
			Clean Harbors Inc (b)	7,446	423
Rexel SA	23,324	537
Sodick Co Ltd	15,200	66	Kurita Water Industries Ltd	1,200	24
			Republic Services Inc (a)	16,547	538
TE Connectivity Ltd (a)	13,200	647
			Stericycle Inc (a),(b)	2,283	257
Tech Data Corp (a),(b)	11,296	556
Thermo Fisher Scientific Inc (a)	7,430	660	Waste Connections Inc	11,070	469
			Waste Management Inc (a)	6,186	250

Tokyo Seimitsu Co Ltd	10,500	196
TTM Technologies Inc (a),(b)	34,334	328			$1,961

Tyco International Ltd (a)	156,114	5,159	Food - 1.49%
Vishay Intertechnology Inc (a),(b)	22,337	273	Ajinomoto Co Inc	9,000	115
Waters Corp (b)	100	10	Aryzta AG (b)	559	36
Yaskawa Electric Corp	5,300	62	Bidvest Group Ltd	579	14
Yokogawa Electric Corp	7,100	89	Campbell Soup Co (a)	15,329	662

		$15,052	China Mengniu Dairy Co Ltd	46,000	194

Energy - Alternate Sources - 0.03%			Chr Hansen Holding A/S	113	4
China Longyuan Power Group Corp	22,000	23	Cia Brasileira de Distribuicao Grupo Pao de	4,100	168
Enel Green Power SpA	15,501	33	Acucar ADR
			ConAgra Foods Inc (a)	61,093	2,066
GCL-Poly Energy Holdings Ltd (b)	1,060,165	278

			Dean Foods Co (a),(b)	13,678	262
		$334	Distribuidora Internacional de Alimentacion	18,318	145

Engineering & Construction - 0.58%			SA
ABB Ltd (b)	2,986	64	Grupo Bimbo SAB de CV	5,919	17
ACS Actividades de Construccion y Servicios	1,022	29	Harris Teeter Supermarkets Inc	10,430	513
SA			Hershey Co/The	1,000	92
AECOM Technology Corp (a),(b)	33,510	976	Hillshire Brands Co (a)	17,180	555
Bilfinger SE	3,709	342	Hormel Foods Corp (a)	2,800	116
China Railway Construction Corp Ltd	4,000	4	Indofood Sukses Makmur Tbk PT	153,500	91
China Railway Group Ltd	173,000	88	Ingredion Inc (a)	5,500	346
Chiyoda Corp	16,000	182	JBS SA	21,407	65
COMSYS Holdings Corp	19,496	241	JM Smucker Co/The (a)	1,900	202
Daelim Industrial Co Ltd	619	48	Kellogg Co (a)	15,489	940
EMCOR Group Inc	5,400	203	Koninklijke Ahold NV	15,616	249
Enka Insaat ve Sanayi AS	7,969	19	Kraft Foods Group Inc (a)	16,345	846
Ferrovial SA	12,571	208	Kroger Co/The	4,400	161
Fomento de Construcciones y Contratas SA (b)	1,825	32	Magnit OJSC	456	25
Foster Wheeler AG (b)	200	5	Mondelez International Inc (a)	135,625	4,160
Hochtief AG	1,040	74	Nippon Meat Packers Inc	7,000	98

See accompanying notes.

94

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Food (continued)			Healthcare - Products (continued)
Nisshin Seifun Group Inc	6,000	$67	St Jude Medical Inc	500	$25
Nutreco NV	6,440	303	STERIS Corp	600	25
Safeway Inc	2,700	70	Teleflex Inc	600	46
Sanderson Farms Inc	1,489	98	Thoratec Corp (b)	4,800	172
Seven & I Holdings Co Ltd	10,100	346	Zimmer Holdings Inc	1,300	103

Smithfield Foods Inc (a),(b)	34,783	1,166			$10,107

Suedzucker AG	3,997	129
Sysco Corp (a)	19,863	636	Healthcare - Services - 0.91%
Toyo Suisan Kaisha Ltd	15,800	474	Aetna Inc	3,300	209
			Amedisys Inc (a),(b)	14,355	234
Tyson Foods Inc (a)	12,890	374
			Brookdale Senior Living Inc (b)	8,815	221
Unilever NV - NY shares	14,243	536	Cigna Corp (a)	12,313	969
Uni-President Enterprises Corp	93,004	169
UNY Group Holdings Co Ltd	8,300	53	CML HealthCare Inc	37,323	379
			Community Health Systems Inc (a)	7,021	276
Whole Foods Market Inc	2,200	116	Covance Inc (b)	1,200	97

Yamazaki Baking Co Ltd	2,000	21	DaVita HealthCare Partners Inc (a),(b)	11,181	1,202

		$16,700	Health Management Associates Inc (b)	46,362	596

Food Service - 0.03%			Health Net Inc/CA (b)	6,400	193
Compass Group PLC	22,740	302	Humana Inc (a)	3,600	331
			Kindred Healthcare Inc (a)	17,317	255
			Laboratory Corp of America Holdings (a),(b)	15,775	1,510
Forest Products & Paper - 0.22%			Magellan Health Services Inc (b)	1,100	62
Fibria Celulose SA ADR (b)	2,500	28
International Paper Co (a)	31,314	1,479	Message Co Ltd	36	96
			Miraca Holdings Inc	3,300	147
KapStone Paper and Packaging Corp	5,150	216	Quest Diagnostics Inc (a)	16,080	943
MeadWestvaco Corp (a)	3,200	115
			Rhoen Klinikum AG	9,597	223
Stora Enso OYJ	8,011	62	Tenet Healthcare Corp (a),(b)	27,250	1,064
Svenska Cellulosa AB	21,325	520	Tsukui Corp	7,500	84

UPM-Kymmene OYJ	5,063	61	Universal Health Services Inc	5,600	379

		$2,481	Vanguard Health Systems Inc (b)	17,497	367

Gas - 0.33%			WellPoint Inc (a)	4,769	406

Atmos Energy Corp	500	20			$10,243

CenterPoint Energy Inc (a)	15,218	349
China Gas Holdings Ltd	64,000	66	Holding Companies - Diversified - 0.06%
Enagas SA	11,976	272	Alfa SAB de CV	72,100	179
Gas Natural SDG SA	14,427	282	GEA Group AG	4,162	168
NiSource Inc (a)	7,702	225	Imperial Holdings Ltd	3,526	71
			Leucadia National Corp	100	3
Osaka Gas Co Ltd	54,000	217	Platform Acquisition Holdings Ltd (b)	16,900	178
Perusahaan Gas Negara Persero Tbk PT	77,000	38	Silver Eagle Acquisition Corp (b)	7,100	71

Shizuoka Gas Co Ltd	11,600	77
Tokyo Gas Co Ltd	55,000	285			$670

UGI Corp (a)	44,909	1,761	Home Builders - 0.53%
Vectren Corp (a)	1,400	46	DR Horton Inc (a)	28,440	508

		$3,638	Hajime Construction Co Ltd	1,650	94

			KB Home	40,652	652
Hand & Machine Tools - 0.16%			Lennar Corp	28,239	898
Fuji Electric Co Ltd	63,000	231	M/I Homes Inc (b)	15,710	294
Konecranes OYJ	91	3	NVR Inc (b)	1,207	1,033
Regal-Beloit Corp	800	51	Pulte Group Inc (a)	86,510	1,331
Snap-on Inc	1,100	103
Stanley Black & Decker Inc (a)	15,801	1,347	Sekisui Chemical Co Ltd	21,000	192
			Taylor Morrison Home Corp (b)	13,016	268

THK Co Ltd	5,700	110	Toll Brothers Inc (b)	20,301	622

		$1,845	West Holdings Corp	5,000	69

Healthcare - Products - 0.90%					$5,961

Asahi Intecc Co Ltd	2,600	153
Becton Dickinson and Co (a)	2,085	203	Home Furnishings - 0.30%
Boston Scientific Corp (a),(b)	197,814	2,093	Alpine Electronics Inc	18,300	178
CareFusion Corp (b)	7,500	269	Arcelik AS	2,735	14
			Electrolux AB	9,859	261
Coloplast A/S	2,415	131	Harman International Industries Inc (a)	6,517	417
Cooper Cos Inc/The (a)	2,000	261
Covidien PLC (a)	6,521	387	Hoshizaki Electric Co Ltd	2,700	89
CR Bard Inc (a)	2,579	296	Matsushita Electric Industrial Co Ltd	20,300	183
DENTSPLY International Inc (a)	9,816	412	Sony Corp ADR	49,819	994
			Tempur Sealy International Inc (a),(b)	13,186	508
Getinge AB	1,660	57	VOXX International Corp (a),(b)	12,935	157
Henry Schein Inc (b)	300	30
			Whirlpool Corp (a)	4,300	553

Hill-Rom Holdings Inc (a)	5,600	191
Hologic Inc (a),(b)	159,781	3,410			$3,354

Intuitive Surgical Inc (a),(b)	550	213	Housewares - 0.14%
Medtronic Inc (a)	26,915	1,393	Newell Rubbermaid Inc (a)	61,541	1,557
Patterson Cos Inc	500	20
ResMed Inc	4,600	217
See accompanying notes.			95

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Insurance - 2.11%			Internet (continued)
ACE Ltd (a)	9,139	$ 801	Kakaku. com Inc	4,600	$84
ACE Ltd	2,300	202	LinkedIn Corp (b),(c)	8,690	2,086
Aegon NV	61,464	438	M3 Inc	29	76
Aflac Inc (a)	15,528	897	Matsui Securities Co Ltd	7,500	63
Alleghany Corp (b),(c)	1,350	523	Mixi Inc	11,800	141
Allied World Assurance Co Holdings AG	786	72	Monitise PLC (b)	589,355	422
Allstate Corp/The (a)	14,276	684	NAVER Corp	157	63
American Financial Group Inc/OH (a)	5,900	304	Netflix Inc (a),(b)	3,350	951
American International Group Inc	69,667	3,237	Next Co Ltd	4,200	67
Aon PLC (a)	24,842	1,649	NHN Entertainment Corp (b)	72	7
Arthur J Gallagher & Co (a)	12,314	509	Pandora Media Inc (b)	12,718	234
Assurant Inc (a)	8,700	461	priceline. com Inc (b)	2,569	2,411
Axis Capital Holdings Ltd	6,200	267	Proto Corp	7,300	93
Baloise Holding AG	55	6	Rakuten Inc	8,924	109
Berkshire Hathaway Inc - Class B (a),(b)	10,597	1,179	Sohu.com Inc (b)	4,443	277
Brown & Brown Inc (a)	10,156	317	Sourcefire Inc (b)	9,172	692
Chubb Corp/The	100	8	Start Today Co Ltd	5,500	123
Delta Lloyd NV	17,592	336	Symantec Corp (a)	85,718	2,195
Dongbu Insurance Co Ltd	1,160	49	Tencent Holdings Ltd	1,500	70
Everest Re Group Ltd (a)	1,200	164	TIBCO Software Inc (b)	100	2
Fidelity National Financial Inc (a)	44,006	1,044	TripAdvisor Inc (b)	18,297	1,353
Genworth Financial Inc (a),(b)	20,377	240	Web. com Group Inc (b)	19,050	538
Hanover Insurance Group Inc/The (a)	2,588	138	Yahoo! Inc (a),(b)	178,990	4,855
Hanwha Life Insurance Co Ltd	11,820	69	Zynga Inc (b)	70,996	201

Hartford Financial Services Group Inc	1,400	41			$24,378

HCC Insurance Holdings Inc (a)	14,937	630
Liberty Holdings Ltd	6,434	72	Investment Companies - 0.00%
			Ares Capital Corp (a)	1,520	27
Loews Corp (a)	16,036	713
Markel Corp (b)	2,451	1,252
Marsh & McLennan Cos Inc (a)	37,044	1,527	Iron & Steel - 0.27%
Meadowbrook Insurance Group Inc (a)	36,619	219	Acerinox SA	1,232	13
Mediolanum SpA	9,379	65	AK Steel Holding Corp (b)	28,700	96
MetLife Inc	12,059	557	APERAM	3,327	45
MS&AD Insurance Group Holdings	100	3	Carpenter Technology Corp	1,300	70
Muenchener Rueckversicherungs AG	397	72	Chubu Steel Plate Co Ltd	18,200	71
Porto Seguro SA	9,800	106	Commercial Metals Co (a)	15,700	234
Powszechny Zaklad Ubezpieczen SA	1,041	141	Daido Steel Co Ltd	1,000	5
ProAssurance Corp	2,500	118	Eregli Demir ve Celik Fabrikalari TAS	32,782	35
Progressive Corp/The (a)	21,481	539	Feng Hsin Iron & Steel Co	3,000	5
Protective Life Corp (a)	9,500	397	Hitachi Metals Ltd	51,596	615
Prudential Financial Inc	500	37	Nucor Corp (a)	8,913	405
Reinsurance Group of America Inc (a)	5,300	344	Reliance Steel & Aluminum Co (a)	8,700	580
RenaissanceRe Holdings Ltd	300	26	Schnitzer Steel Industries Inc	600	15
Sampo	548	23	Steel Dynamics Inc (a)	26,400	403
Sanlam Ltd	8,786	39	ThyssenKrupp AG (b)	3,059	64
Sony Financial Holdings Inc	900	15	Tokyo Steel Manufacturing Co Ltd	34,600	168
Swiss Life Holding AG (b)	1,666	312	United States Steel Corp	5,952	107
Swiss Re AG	1,012	78	Yamato Kogyo Co Ltd	3,900	127

T&D Holdings Inc	67,273	810			$3,058

Tokio Marine Holdings Inc	13,375	409
Torchmark Corp (a)	6,357	438	Leisure Products & Services - 0.19%
Travelers Cos Inc/The	800	64	Harley-Davidson Inc	13,620	817
Unum Group	7,900	233	Polaris Industries Inc	2,100	229
Validus Holdings Ltd	1,855	64	Roland Corp	10,700	96
WR Berkley Corp (a)	5,426	223	Sega Sammy Holdings Inc	5,500	131
XL Group PLC (a)	16,423	485	TUI AG (b)	7,771	90

			WMS Industries Inc (b)	25,559	657
		$ 23,646

			Yamaha Corp	9,000	113

Internet - 2.18%					$2,133

Amazon.com Inc (b)	1,100	309
Bit-isle Inc	5,300	49	Lodging - 0.22%
Digital Garage Inc	19	97	Marriott International Inc/DE (a)	13,228	529
eBay Inc (b)	12,191	609	MGM Resorts International (b)	5,500	97
en-japan Inc	45	73	Starwood Hotels & Resorts Worldwide Inc	700	45
Equinix Inc (a),(b)	17,083	2,968	Whitbread PLC	5,420	259
Expedia Inc (a)	24,442	1,143	Wyndham Worldwide Corp (a),(c)	22,577	1,340

Facebook Inc (b)	8,890	367	Wynn Resorts Ltd (a)	1,747	247

Groupon Inc (b)	59,822	608			$2,517

IAC/InterActiveCorp (a)	15,906	780
			Machinery - Construction & Mining - 0.10%
Infomart Corp	4,100	92	Joy Global Inc (a)	16,853	828
Internet Initiative Japan Inc	5,900	170	Komatsu Ltd ADR	10,395	227

See accompanying notes.

96

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Machinery - Construction & Mining (continued)			Metal Fabrication & Hardware (continued)
Mitsubishi Electric Corp	9,000	$89	NSK Ltd	8,000	$74

		$1,144	Timken Co (a)	8,900	499

			Valmont Industries Inc	400	54
Machinery - Diversified - 0.50%			Worthington Industries Inc	2,800	93

AGCO Corp (a)	3,100	175
Amada Co Ltd	25,000	184			$1,413

Applied Industrial Technologies Inc (a)	600	29	Mining - 0.29%
Cummins Inc	1,200	148	African Rainbow Minerals Ltd	1,145	21
Daifuku Co Ltd	5,500	51	Allied Nevada Gold Corp (b),(c)	50,255	233
Deere & Co (a)	3,832	320	AuRico Gold Inc	72,840	312
Denyo Co Ltd	9,500	106	Barrick Gold Corp	14,263	274
Eagle Industry Co Ltd	5,000	71	Boliden AB	13,841	202
Ebara Corp	52,000	275	Century Aluminum Co (a),(b)	33,911	265
Fuji Machine Manufacturing Co Ltd	20,500	186	Cia de Minas Buenaventura SAA ADR	700	9
Hisaka Works Ltd	11,000	97	Continental Gold Ltd (b)	73,113	323
IDEX Corp	6,400	380	Dowa Holdings Co Ltd	9,000	80
Intermec Inc (a),(b)	49,571	489	Goldcorp Inc	2,126	63
Kone OYJ	1,207	98	Grupo Mexico SAB de CV	12,400	35
Makino Milling Machine Co Ltd	71,000	401	Jiangxi Copper Co Ltd	12,000	23
Metso OYJ	4,491	172	Korea Zinc Co Ltd	137	39
Mitsubishi Heavy Industries Ltd	74,000	404	Mitsubishi Materials Corp	2,000	8
Nordson Corp (a)	5,945	397	Mitsui Mining & Smelting Co Ltd	49,000	114
OC Oerlikon Corp AG (b)	24,740	307	New Gold Inc (b)	38,400	259
Okuma Holdings Inc	9,000	67	New Gold Inc (b)	22,018	148
Rheinmetall AG	2,357	116	Newmont Mining Corp	1,763	56
Rockwell Automation Inc	400	39	Pacific Metals Co Ltd	9,000	31
Roper Industries Inc (a)	2,194	271	Southern Copper Corp	300	8
Sumitomo Heavy Industries Ltd	24,000	108	Sumitomo Metal Mining Co Ltd	16,000	214
Tsubakimoto Chain Co	9,000	60	Umicore SA	521	24
Wabtec Corp/DE (a)	5,936	347	Uranium One Inc (b)	171,539	451

Xylem Inc/NY (a)	5,850	145			$3,192

Zuiko Corp	1,680	105

		$5,548	Miscellaneous Manufacturing - 1.63%

			3M Co (a)	10,305	1,171
Media - 3.18%			AO Smith Corp (a)	4,500	189
Belo Corp	1,261	18	Barnes Group Inc (c)	19,459	609
Cablevision Systems Corp (a)	82,558	1,464	Carlisle Cos Inc (a)	2,400	160
CBS Corp (a)	3,300	169	CLARCOR Inc	100	5
Charter Communications Inc (b)	2,720	330	Crane Co (a)	4,100	235
Comcast Corp - Class A (a)	102,682	4,321	Danaher Corp (a)	4,118	270
DIRECTV (a),(b)	38,226	2,224	Dover Corp	500	43
Discovery Communications Inc - A Shares	4,504	349	Eaton Corp PLC (a)	65,812	4,167
(a),(b)			FUJIFILM Holdings Corp	20,484	445
DISH Network Corp (a)	90,890	4,087	General Electric Co (a)	64,539	1,493
FactSet Research Systems Inc	3,100	317	Harsco Corp	9,700	228
Fuji Media Holdings Inc	386	710	Illinois Tool Works Inc (a)	7,279	520
Gannett Co Inc (a)	39,766	958	Ingersoll-Rand PLC (a)	71,744	4,243
Grupo Televisa SAB ADR	600	15	ITT Corp (a)	20,966	688
Kabel Deutschland Holding AG	3,886	441	Konica Minolta Inc	36,500	299
Liberty Global PLC - A Shares (b)	12,592	978	Nikkiso Co Ltd	9,000	98
Liberty Global PLC - C Shares (b)	11,335	833	Orkla ASA	8,621	62
Liberty Media Corp (b)	12,752	1,740	Pall Corp (a)	6,340	438
Naspers Ltd	1,159	95	Parker Hannifin Corp (a)	3,275	327
Nielsen Holdings NV (a)	53,910	1,860	Pentair Ltd (a)	9,020	542
Nippon Television Holdings Inc	8,800	154	Polypore International Inc (b)	5,682	243
ProSiebenSat.1 Media AG	15,880	673	Shin-Etsu Polymer Co Ltd	31,000	104
Reed Elsevier NV	164,734	2,974	Siemens AG ADR	1,245	132
Sirius XM Radio Inc	636,938	2,280	SPX Corp (a)	1,600	119
Time Warner Cable Inc (a)	55,329	5,940	Sulzer AG	1,430	208
Time Warner Inc (a)	17,333	1,050	Tamron Co Ltd	1,600	31
Twenty-First Century Fox Inc (a)	18,900	592	Tenma Corp	10,700	136
Viacom Inc (a)	10,586	842	Textron Inc (a)	23,305	628
Walt Disney Co/The	1,300	79	Tokai Rubber Industries Ltd	21,500	182
Washington Post Co/The	200	113	Trelleborg AB	7,972	135

		$35,606	Wartsila OYJ Abp	2,499	116

Metal Fabrication & Hardware - 0.13%					$18,266

Aurubis AG	6,990	403	Office & Business Equipment - 0.16%
Hyosung Corp	1,188	76	Canon Inc ADR	1,933	58
Hyundai Hysco Co Ltd	1,810	71	Canon Inc	12,600	377
Kloeckner & Co SE (b)	2,711	35	Seiko Epson Corp	3,200	45
Maruichi Steel Tube Ltd	4,700	108

See accompanying notes.

97

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Office & Business Equipment (continued)			Oil & Gas (continued)
Xerox Corp (a)	131,699	$1,314	Whiting Petroleum Corp (b)	3,900	$197

		$1,794			$32,981

Oil & Gas - 2.94%			Oil & Gas Services - 0.45%
Anadarko Petroleum Corp (a),(c)	18,526	1,694	China Oilfield Services Ltd	16,000	41
Baytex Energy Corp	900	36	Dresser-Rand Group Inc (a),(b)	17,368	1,058
BG Group PLC	73,244	1,394	Halliburton Co (c)	37,628	1,806
BP PLC ADR	19,103	789	Helix Energy Solutions Group Inc (a),(b)	10,400	260
Cabot Oil & Gas Corp (a)	23,394	916	Oceaneering International Inc (a)	4,600	357
Chesapeake Energy Corp	5,980	154	Oil States International Inc (b)	200	18
Chevron Corp (a),(c)	17,519	2,110	Petroleum Geo-Services ASA	8,261	106
China Petroleum & Chemical Corp ADR	910	65	RPC Inc	1,750	25
Cimarex Energy Co	700	59	SEACOR Holdings Inc (a)	2,484	206
CNOOC Ltd ADR	600	120	Superior Energy Services Inc (a),(b)	37,346	917
Cobalt International Energy Inc (b)	94,785	2,313	TGS Nopec Geophysical Co ASA	264	8
ConocoPhillips (a)	10,410	690	Trican Well Service Ltd	16,550	233

Devon Energy Corp (a)	200	11			$5,035

Diamond Offshore Drilling Inc (a)	3,745	240
Energy XXI Bermuda Ltd	3,000	80	Packaging & Containers - 0.64%
			Ball Corp (a)	22,969	1,020
Eni SpA	7,591	173	Bemis Co Inc (a)	6,452	257
EOG Resources Inc	800	126	Crown Holdings Inc (a),(b)	6,100	265
Exxon Mobil Corp (a)	32,485	2,831
			Graphic Packaging Holding Co (b)	35,400	294
Gazprom OAO ADR	11,630	91	Owens-Illinois Inc (a),(b)	45,957	1,304
Grupa Lotos SA (b)	5,230	62
Hess Corp (a)	36,382	2,723	Packaging Corp of America	11,230	595
HollyFrontier Corp (a)	4,418	197	Rengo Co Ltd	3,000	15
Idemitsu Kosan Co Ltd	600	50	Rock Tenn Co	14,684	1,632
			Sealed Air Corp (a)	29,494	838
Inpex Corp	111	501	Silgan Holdings Inc (c)	6,340	299
InterOil Corp (b)	500	34
			Sonoco Products Co (a)	11,815	440
Japan Petroleum Exploration Co	8,600	382

JX Holdings Inc	87,101	458	Toyo Seikan Group Holdings Ltd	11,000	185

Karoon Gas Australia Ltd (b)	143,521	681			$7,144

Lukoil OAO ADR	1,755	102	Pharmaceuticals - 3.93%
Marathon Oil Corp (a)	32,060	1,104	Abbott Laboratories (a)	28,608	954
Marathon Petroleum Corp (a)	7,504	544	Actavis Inc (b)	35,997	4,866
Murphy Oil Corp (a)	2,500	169	Algeta ASA (b)	3,046	128
Nabors Industries Ltd	6,431	99	Allergan Inc/United States (a)	10,410	920
Neste Oil OYJ	1,648	30	AmerisourceBergen Corp (a)	7,670	436
Newfield Exploration Co (b)	1,900	45	Astellas Pharma Inc	5,200	265
Noble Energy Inc	2,400	147	AstraZeneca PLC	18,450	908
Occidental Petroleum Corp (c)	11,150	984	Bayer AG ADR	2,000	222
Patterson-UTI Energy Inc (a)	9,500	186	Bayer AG	2,836	315
Penn Virginia Corp (a),(b)	41,227	198	Bristol-Myers Squibb Co (a)	48,612	2,027
Petroleo Brasileiro SA ADR	8,800	125	Cardinal Health Inc (a)	43,365	2,181
Phillips 66 (a)	5,747	328	Catamaran Corp (b)	18,650	1,024
Pioneer Natural Resources Co	18,455	3,229	Chugai Pharmaceutical Co Ltd	10,800	221
Platino Energy Corp (b)	2,384	2	Daiichi Sankyo Co Ltd	34,500	590
Quicksilver Resources Inc (b)	25,100	42	Dr Reddy's Laboratories Ltd ADR	500	17
Range Resources Corp (a)	3,773	283	Eisai Co Ltd	7,700	313
Reliance Industries Ltd (f)	1,570	39	Elan Corp PLC ADR (b)	472,215	7,196
Repsol SA	1,996	46	Eli Lilly & Co	14,344	737
Rosneft OAO	5,840	43	Endo Health Solutions Inc (a),(b)	287	12
Royal Dutch Shell PLC ADR	4,844	313	Express Scripts Holding Co (a),(b)	14,753	942
Royal Dutch Shell PLC - A Shares	48,431	1,567	Forest Laboratories Inc (a),(b)	12,976	552
Royal Dutch Shell PLC - B shares ADR	4,385	294	Galenica AG	18	14
SK Holdings Co Ltd	535	90	GlaxoSmithKline PLC ADR	2,267	115
SM Energy Co	800	55	Grifols SA ADR (c)	7,200	218
Southwestern Energy Co (a),(b)	20,004	764	Hi-Tech Pharmacal Co Inc	11,031	476
Statoil ASA	6,509	143	Johnson & Johnson (a)	26,526	2,293
Statoil ASA ADR	5,983	131	Kaken Pharmaceutical Co Ltd	64	1
Suncor Energy Inc	17,465	592	Kalbe Farma Tbk PT	171,000	21
Surgutneftegas OAO ADR	2,707	21	Kyowa Hakko Kirin Co Ltd	6,000	60
Swift Energy Co (b)	400	4	McKesson Corp (a)	7,253	880
Tatneft OAO ADR	1,090	41	Meda AB	6,174	68
Tesoro Corp	9,980	460	Merck & Co Inc (a)	59,965	2,836
Thai Oil PCL	5,000	8	Merck KGaA	2,951	448
Total SA ADR	7,112	393	Mitsubishi Tanabe Pharma Corp	3,800	52
Transocean Ltd	4,600	208	Mylan Inc/PA (a),(b)	51,186	1,809
Unit Corp (a),(b)	4,400	203	Nippon Shinyaku Co Ltd	8,000	132
Valero Energy Corp (a)	21,742	772	Novartis AG	3,411	248
			Novo Nordisk A/S	1,226	205

See accompanying notes.

98

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Pharmaceuticals (continued)			REITS (continued)
Omnicare Inc	3,000	$163	Weyerhaeuser Co (a)	69,902	$1,914

Ono Pharmaceutical Co Ltd	3,400	204			$6,654

Onyx Pharmaceuticals Inc (b)	3,746	463
Otsuka Holdings Co Ltd	5,100	158	Retail - 3.55%
Pfizer Inc (a)	49,239	1,389	Abercrombie & Fitch Co	4,851	171
PharMerica Corp (a),(b)	27,470	338	Adastria Holdings Co Ltd	2,210	104
			Advance Auto Parts Inc (a),(c)	15,245	1,221
Roche Holding AG	10,358	2,582	Aeropostale Inc (a),(b)	100	1
Sanofi ADR	4,739	226	American Eagle Outfitters Inc (a)	37,614	544
Santen Pharmaceutical Co Ltd	900	42
Shionogi & Co Ltd	49,406	959	Anta Sports Products Ltd	37,000	48
			AutoNation Inc (a),(b)	13,760	643
Suzuken Co Ltd/Aichi Japan	11,400	350	AutoZone Inc (a),(b)	2,916	1,225
TESARO Inc (b)	4,050	140
Teva Pharmaceutical Industries Ltd ADR	26,640	1,018	Best Buy Co Inc	34,043	1,225
			Big Lots Inc (b)	5,400	191
TherapeuticsMD Inc (b),(d),(e),(g)	15,388	32
			Bloomin' Brands Inc (b)	55,970	1,259
TherapeuticsMD Inc (b),(d)	82,831	172
			Brinker International Inc (a)	2,374	95
UCB SA	1,370	80
Warner Chilcott PLC	47,264	1,014	Buckle Inc/The	1,400	73

		$44,032	Burger King Worldwide Inc	45,375	888

			CarMax Inc (b)	2,540	121
Pipelines - 0.28%			Casey's General Stores Inc (a)	4,742	313
Kinder Morgan Inc/DE (a)	13,288	504	Cawachi Ltd	6,800	125
ONEOK Inc (a)	5,405	278	Chico's FAS Inc	13,000	203
Spectra Energy Corp (a)	71,776	2,377	Citizen Holdings Co Ltd	12,200	78

		$3,159	Copart Inc (b)	100	3

			Costco Wholesale Corp (a)	700	78
Private Equity - 0.06%			CP ALL PCL	66,100	67
American Capital Ltd (a),(b)	51,157	638
			CVS Caremark Corp	13,910	807
			Darden Restaurants Inc (a)	12,688	586
Publicly Traded Investment Fund - 0.10%			Dick's Sporting Goods Inc	19,246	893
BlackRock Global Opportunities Equity Trust	85,690	1,146	Dillard's Inc (a)	5,600	427
			Dollar General Corp (a),(b)	14,924	805
			Dollar Tree Inc (b)	3,778	199
Real Estate - 0.77%			Domino's Pizza Inc (a)	5,100	313
Aeon Mall Co Ltd	19,760	514	Don Quijote Co Ltd	9,015	467
Alexander & Baldwin Inc (a),(b)	6,354	228
			Doutor Nichires Holdings Co Ltd	7,200	112
BR Malls Participacoes SA	2,100	16	Dunkin' Brands Group Inc	8,445	364
CBRE Group Inc (a),(b)	236,040	5,162
			Ezcorp Inc (a),(b)	3,000	51
China Overseas Land & Investment Ltd	22,000	65	FamilyMart Co Ltd	500	21
China Resources Land Ltd	10,000	27	Fifth & Pacific Cos Inc (b)	28,821	687
Country Garden Holdings Co Ltd	9,000	6	Five Below Inc (b)	2,645	97
Evergrande Real Estate Group Ltd (b)	23,000	10
			Foot Locker Inc (a)	13,500	435
Growthpoint Properties Ltd	9,497	22	GameStop Corp (a)	23,002	1,155
Hulic Co Ltd	3,400	42	Gap Inc/The (a)	21,428	867
Jones Lang LaSalle Inc (a)	16,651	1,369
			GOME Electrical Appliances Holding Ltd (b)	467,000	48
Longfor Properties Co Ltd	2,000	3	Group 1 Automotive Inc (a)	3,898	299
Mitsubishi Estate Co Ltd	19,300	498	Guess? Inc (a)	8,900	271
Realogy Holdings Corp (b)	13,534	573
			Home Depot Inc/The (a)	8,243	614
Redefine Properties Ltd	14,262	13	Honeys Co Ltd	15,640	162
Shimao Property Holdings Ltd	7,500	19	Inditex SA	570	75
Sino-Ocean Land Holdings Ltd	8,000	5	Intime Retail Group Co Ltd	4,000	5

SOHO China Ltd	4,500	4	Isetan Mitsukoshi Holdings Ltd	3,700	48

		$8,576	J Front Retailing Co Ltd	34,000	270

REITS - 0.59%			K's Holdings Corp	10,911	332
American Tower Corp (a)	4,818	335	Lowe's Cos Inc (a)	97,415	4,463
Apartment Investment & Management Co (a)	17,858	492	Lululemon Athletica Inc (b)	12,027	852
Boston Properties Inc (a)	2,744	281	Macy's Inc (a)	12,928	575
BRE Properties Inc (a)	5,679	273	Marui Group Co Ltd	1,700	16
CapLease Inc	48,239	411	McDonald's Corp (a)	2,900	274
Colonial Properties Trust	6,016	133	MSC Industrial Direct Co Inc	10,460	795
CommonWealth REIT	6,842	168	Nishimatsuya Chain Co Ltd	17,200	136
Corrections Corp of America (a)	4,802	158	Nordstrom Inc (a)	8,133	453
Daiwa Office Investment Corp	21	76	O'Reilly Automotive Inc (b)	1,000	123
Federal Realty Investment Trust (a)	1,879	183	Pal Co Ltd	2,500	57
GLP J-Reit	93	91	Panera Bread Co (b)	500	82
Host Hotels & Resorts Inc (a)	14,873	253	PetSmart Inc (a)	2,500	176
Kimco Realty Corp (a)	12,999	260	President Chain Store Corp	4,000	28
Liberty Property Trust (a)	11,695	405	PVH Corp (a)	4,095	528
Plum Creek Timber Co Inc (a)	5,987	265	RadioShack Corp (b)	7,100	23
Rayonier Inc (a)	5,925	327	Ross Stores Inc (a)	3,200	215
Regency Centers Corp (a)	6,373	303	rue21 inc (b)	14,864	607
Vornado Realty Trust (a)	4,013	326	Ryohin Keikaku Co Ltd	3,700	325

See accompanying notes.

99

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Retail (continued)			Semiconductors (continued)
Saks Inc (b)	9,227	$147	Tokyo Electron Ltd	13,900	$575
Sally Beauty Holdings Inc (b)	4,600	120	TriQuint Semiconductor Inc (a),(b)	52,177	393
Sears Holdings Corp (b)	3,500	155	Volterra Semiconductor Corp (b)	167	4
Sears Hometown and Outlet Stores Inc (b)	5,793	186	Xilinx Inc	1,700	74

Shimamura Co Ltd	1,300	132			$21,776

Signet Jewelers Ltd	5,800	385
Starbucks Corp	1,500	106	Shipbuilding - 0.02%
Stein Mart Inc (a)	23,453	285	Mitsui Engineering & Shipbuilding Co Ltd	94,000	169

Sugi Holdings Co Ltd	2,200	85	Samsung Heavy Industries Co Ltd	710	25

Takashimaya Co Ltd	28,000	245			$194

Target Corp	10,153	643	Software - 1.75%
Tiffany & Co	3,000	231	Activision Blizzard Inc	61,985	1,012
Tim Hortons Inc	9,290	509	Akamai Technologies Inc (a),(b)	62,620	2,879
TJX Cos Inc (a)	8,100	427	Alpha Systems Inc	5,300	58
Tractor Supply Co	800	98	Amadeus IT Holding SA	7,712	249
TSI Holdings Co Ltd	7,660	50	ANSYS Inc (b)	2,950	248
Tsuruha Holdings Inc	800	72	Autodesk Inc (b)	25,020	919
Urban Outfitters Inc (a),(b)	9,304	390	BMC Software Inc (a),(b)	23,976	1,103
USS Co Ltd	1,080	135	Broadridge Financial Solutions Inc (a)	1,500	45
Walgreen Co	85,581	4,114	CA Inc (a)	10,500	307
Wal-Mart Stores Inc (a)	9,225	673	CareView Communications Inc (b)	203,245	131
Williams-Sonoma Inc	2,400	135	Citrix Systems Inc (b)	3,243	230
Woolworths Holdings Ltd/South Africa	23,098	153	CommVault Systems Inc (b)	2,400	201
Xebio Co Ltd	7,700	173	Compuware Corp	24,456	261
Yum! Brands Inc (a)	3,161	221	Concur Technologies Inc (b)	16,669	1,629
Zale Corp (a),(b)	83,719	1,047	Cvent Inc (b)	100	4

		$39,731	Dun & Bradstreet Corp/The (a)	10,492	1,044

Savings & Loans - 0.12%			Fair Isaac Corp	3,600	180
			Fidelity National Information Services Inc (a)	16,409	729
Hudson City Bancorp Inc (a)	111,639	1,026
			Fiserv Inc (a),(b)	8,766	844
People's United Financial Inc (a)	21,210	302

			Intuit Inc (a)	6,811	433
		$1,328	Konami Corp	400	9

Semiconductors - 1.94%			Microsoft Corp (a)	75,817	2,531
Analog Devices Inc (a)	19,124	885	MSCI Inc (a),(b)	30,009	1,126
Applied Materials Inc (a)	52,845	794	NSD Co Ltd	11,300	124
ASML Holding NV - NY Reg Shares	4,193	365	Oracle Corp (a)	61,165	1,949
Avago Technologies Ltd (a)	60,892	2,344	Quality Systems Inc	200	4
Broadcom Corp (a)	30,840	779	ServiceNow Inc (b)	19,773	927
Cree Inc (a),(b)	16,350	907	Software AG	2,904	89
Diodes Inc (a),(b)	19,928	496	Tangoe Inc (a),(b)	14,420	300

First Solar Inc (a),(b)	21,870	803			$19,565

GT Advanced Technologies Inc (b)	118,589	766
Intel Corp	21,071	463	Telecommunications - 1.74%
KLA-Tencor Corp (a)	7,701	425	Advanced Info Service PCL	6,200	46
			Alcatel-Lucent/France ADR(b),(c)	110,061	284
Lam Research Corp (b)	11,635	543
Linear Technology Corp (a)	9,320	358	Amdocs Ltd	1,400	52
LSI Corp (a)	77,801	577	America Movil SAB de CV ADR	600	12
			Anixter International Inc (b)	1,000	84
Marvell Technology Group Ltd (a)	22,500	272
			ARRIS Group Inc (b)	9,564	150
Maxim Integrated Products Inc	8,600	239	AT&T Inc (a)	38,668	1,308
Micron Technology Inc (b)	151,839	2,061
			CenturyLink Inc (a)	13,886	460
Mimasu Semiconductor Industry Co Ltd	16,700	139
Miraial Co Ltd	6,900	101	China Mobile Ltd ADR	3,400	183
MKS Instruments Inc (a)	13,300	333	China Telecom Corp Ltd	114,000	58
			Ciena Corp (a),(b)	23,055	459
NVIDIA Corp	15,258	225	Cincinnati Bell Inc (a),(b)	84,460	252
NXP Semiconductor NV (b)	24,770	921
			Cisco Systems Inc (a)	97,333	2,269
ON Semiconductor Corp (a),(b)	36,700	266
PMC - Sierra Inc (b)	32,000	199	Comtech Telecommunications Corp	5,300	127
QLogic Corp (b)	20,514	217	Corning Inc	2,500	35
			Crown Castle International Corp (a),(b)	12,470	866
Realtek Semiconductor Corp	31,522	70
Rohm Co Ltd	11,500	403	Deutsche Telekom AG ADR	19,750	253
Rovi Corp (a),(b)	12,716	228	Deutsche Telekom AG	92,202	1,180
Samsung Electronics Co Ltd	702	428	DiGi. Com Bhd	14,000	20
			DigitalGlobe Inc (b)	44,990	1,359
Shinkawa Ltd	20,700	125
Shinko Electric Industries Co Ltd	22,200	209	ENTEL Chile SA	3,484	56
Skyworks Solutions Inc (b)	33,824	858	Far EasTone Telecommunications Co Ltd	19,000	48
SunEdison Inc (a),(b)	276,728	2,036	Freenet AG	7,789	184
Taiwan Semiconductor Manufacturing Co Ltd	12,600	209	GN Store Nord A/S	7,943	163
			Harris Corp (a)	13,144	744
ADR (a)
			JDS Uniphase Corp (a),(b)	43,458	558
Teradyne Inc (b)	23,828	366
			Juniper Networks Inc (a),(b)	25,268	478
Texas Instruments Inc	8,382	320
			KDDI Corp	11,500	547

See accompanying notes.

100

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Telecommunications (continued)			Transportation (continued)
Koninklijke KPN NV (b)	175,041	$511	Old Dominion Freight Line Inc (a),(b)	3,900	$169
KT Corp ADR	6,800	109	Ryder System Inc (a)	11,063	616
Mobistar SA	1,925	29	Tobu Railway Co Ltd	8,000	40
Motorola Solutions Inc (a)	5,008	280	Tokyu Corp	13,000	83
MTN Group Ltd	8,284	151	Union Pacific Corp (a)	3,570	548
NeuStar Inc (b)	1,400	71	United Parcel Service Inc (a),(c)	23,290	1,993
Nippon Telegraph & Telephone Corp	14,934	758	Werner Enterprises Inc (a)	1,200	28
Nisshinbo Holdings Inc	8,000	59	West Japan Railway Co	4,600	189
Nokia OYJ (b)	18,441	72	Yamato Holdings Co Ltd	700	15

NTT DOCOMO Inc	41	65			$14,151

Orange SA ADR	8,100	82
Polycom Inc (b)	18,800	187	Water - 0.01%
			American Water Works Co Inc (a)	1,300	53
Sistema JSFC	6,037	134
SK Telecom Co Ltd ADR	6,000	132	Cia de Saneamento Basico do Estado de Sao	4,200	36

Softbank Corp	1,100	69	Paulo ADR

Sprint Corp (b)	11,600	78			$89

Swisscom AG	5	2	TOTAL COMMON STOCKS		$627,879

Telecom Italia SpA	256,165	178	CONVERTIBLE PREFERRED STOCKS -
Telefonaktiebolaget LM Ericsson	26,904	316	0.43%	Shares Held Value (000's)

Telefonica Brasil SA ADR	3,900	77	Automobile Manufacturers - 0.04%
Telefonica SA ADR (b)	17,067	231
			General Motors Co	10,440	508
Telekomunikasi Indonesia Persero Tbk PT	1,800	67
ADR
Telenor ASA	5,446	113	Banks - 0.04%
Telephone & Data Systems Inc	5,400	149	Wells Fargo & Co	445	505
Tellabs Inc (a)	213,300	473
T-Mobile US Inc (b)	26,032	608
tw telecom inc (a),(b)	28,326	811	Diversified Financial Services - 0.00%
(a)			2010 Swift Mandatory Common Exchange	3,525	52
Verizon Communications Inc	22,044	1,044	Security Trust (f)
Vodacom Group Ltd	2,217	25
Vodafone Group PLC ADR	10,062	325

		$19,441	Electric - 0.04%

			Dominion Resources Inc/VA - Series A	1,096	56
Textiles - 0.02%			Dominion Resources Inc/VA - Series B	5,163	264
Mohawk Industries Inc (b)	1,800	211	NextEra Energy Inc	1,525	85

					$405

Toys, Games & Hobbies - 0.24%			Iron & Steel - 0.10%
Hasbro Inc (a)	12,553	572
Mattel Inc (a)	36,774	1,489	ArcelorMittal	17,700	367
			Cliffs Natural Resources Inc	36,916	726

Namco Bandai Holdings Inc	15,900	253			$1,093

Nintendo Co Ltd	2,200	249
Sanrio Co Ltd	1,600	82	Oil & Gas - 0.04%

		$2,645	SandRidge Energy Inc 7.00%	1,235	115

			SandRidge Energy Inc 8.50%	3,000	294

Transportation - 1.26%					$409

ALL - America Latina Logistica SA	5,500	21
AP Moeller - Maersk A/S - B shares	15	128	REITS - 0.17%
Arkansas Best Corp (a)	21,543	536	iStar Financial Inc	9,001	474
Bristow Group Inc	2,000	131	Weyerhaeuser Co	26,123	1,389

Canadian National Railway Co	3,520	330			$1,863

Canadian Pacific Railway Ltd	21,797	2,573	TOTAL CONVERTIBLE PREFERRED STOCKS		$4,835

Central Japan Railway Co	2,100	239	PREFERRED STOCKS - 0.35%	Shares Held	Value (000's)

CH Robinson Worldwide Inc (a)	18,467	1,050
Con-way Inc (a)	4,900	204	Automobile Manufacturers - 0.03%
CSX Corp (a)	9,184	226	Porsche Automobil Holding SE	2,064	174

Deutsche Post AG	16,210	469	Volkswagen AG	551	125

DSV A/S	5,456	143			$299

East Japan Railway Co	2,600	199	Banks - 0.28%
Era Group Inc (a),(b)	2,366	59	Ally Financial Inc (f)	1,527	1,429
Expeditors International of Washington Inc (a)	14,965	607	Capital One Financial Corp	29,252	651
FedEx Corp (a)	20,621	2,214	SunTrust Banks Inc	48,783	1,067

Hamakyorex Co Ltd	1,400	41			$3,147

Hankyu Hanshin Holdings Inc	9,000	48
Kansas City Southern	3,900	411	Consumer Products - 0.01%
Keio Corp	9,000	61	Henkel AG & Co KGaA	996	97
Keisei Electric Railway Co Ltd	7,000	66
Kintetsu World Express Inc	9,300	332	Electric - 0.00%
Landstar System Inc (a)	2,100	115
			Cia Energetica de Sao Paulo	4,200	37
Nippon Express Co Ltd	13,000	61
Norfolk Southern Corp (a)	2,601	188
Odakyu Electric Railway Co Ltd	2,000	18

See accompanying notes.

101

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

PREFERRED STOCKS (continued)	Shares Held	Value (000's)		Principal

Iron & Steel - 0.00%			BONDS (continued)	Amount (000's)		Value (000's)

Usinas Siderurgicas de Minas Gerais SA (b)	13,871	$59	Automobile Asset Backed Securities (continued)
			Ford Credit Auto Owner Trust 2013-C
			0.55%, 04/15/2016 (h)		$720	$720
Oil & Gas - 0.03%
Chesapeake Energy Corp (f)	300	331	Nissan Auto Receivables 2013-B Owner
			Trust
			0.52%, 04/15/2016 (h)		555	555

Retail - 0.00%						$1,568

Lojas Americanas SA	51
Orchard Supply Hardware Stores Corp (a),(b),(d)	31		Automobile Manufacturers - 0.35%

		$	Daimler Finance North America LLC

			0.89%, 03/28/2014 (f),(h)		1,400	1,403

TOTAL PREFERRED STOCKS		$3,970	0.95%, 08/01/2016 (f),(h)		855	855

	Principal		Volkswagen International Finance NV
BONDS - 16.57%	Amount (000's)	Value (000's)	0.86%, 11/20/2014 (f),(h)		1,300	1,305

Aerospace & Defense - 0.11%			0.87%, 09/22/2013 (f),(h)		100	100
Meccanica Holdings USA Inc			1.02%, 03/21/2014 (f),(h)		300	301

6.25%, 01/15/2040 (f)	$ 700	$575				$3,964

7.38%, 07/15/2039 (f)	770	699

			Banks - 2.18%
		$1,274	Banco do Brasil SA

Airlines - 0.42%			3.75%, 07/25/2018 (f)	EUR	1,900	2,475
Air Canada 2013-1 Class A Pass Through			Banco Santander Brasil SA/Cayman Islands
Trust			8.00%, 03/18/2016 (f)	BRL	2,155	808
4.13%, 05/15/2025 (e),(f)	320	309	Banco Santander Chile
American Airlines 2011-2 Class A Pass			6.50%, 09/22/2020 (f)	CLP	350,000	676
Through Trust			Bank of America Corp
8.63%, 04/15/2023 (e)	728	735	6.00%, 09/01/2017		$700	786
American Airlines 2013-2 Class A Pass			Barclays Bank PLC
Through Trust			6.00%, 01/14/2021	EUR	800	1,152
4.95%, 07/15/2024 (f)	500	495	Caixa Economica Federal
American Airlines Inc			2.38%, 11/06/2017		$1,000	935
0.00%, 10/15/2012 (b)	100	122	Chinatrust Commercial Bank Hong Kong
0.00%, 03/15/2016 (b),(f)	200	235	5.63%, 03/29/2049 (h)		1,000	1,002
British Airways PLC			Cooperatieve Centrale Raiffeisen-
4.63%, 06/20/2024 (e),(f)	364	364	Boerenleenbank BA/Netherlands
5.63%, 06/20/2020 (e),(f)	364	369	4.75%, 01/15/2020 (f)		1,000	1,073
Continental Airlines 1999-1 Class A Pass			Eksportfinans ASA
Through Trust			2.25%, 02/11/2021	CHF	145	130
6.55%, 02/02/2019	460	497	Goldman Sachs Group Inc/The
Continental Airlines 1999-1 Class B Pass			6.15%, 04/01/2018		$700	791
Through Trust			HBOS PLC
6.80%, 02/02/2020 (e)	100	104	5.37%, 06/30/2021	EUR	1,300	1,668
Continental Airlines 2012-2 Class A Pass			HSBC Bank USA NA/New York NY
Through Trust			6.00%, 08/09/2017		$100	113
4.00%, 04/29/2026 (e)	145	142	Intesa Sanpaolo SpA
Continental Airlines 2012-2 Class B Pass			6.50%, 02/24/2021 (f)		1,370	1,406
Through Trust			JP Morgan Chase & Co
5.50%, 04/29/2022	105	104	4.25%, 11/02/2018	NZD	1,365	996
Continental Airlines 2012-3 Class C Pass Thru			JP Morgan Chase Bank NA
Certificates			6.00%, 10/01/2017		$100	114
6.13%, 04/29/2018	195	197	Morgan Stanley
Delta Air Lines 2007-1 Class A Pass Through			4.10%, 05/22/2023		790	724
Trust			6.63%, 04/01/2018		850	974
6.82%, 02/10/2024	400	450	Royal Bank of Scotland Group PLC
US Airways 2012-1 Class A Pass Through			6.13%, 12/15/2022		1,460	1,406
Trust			Russian Agricultural Bank OJSC Via RSHB
5.90%, 04/01/2026 (e)	230	240	Capital SA
US Airways 2013-1 Class A Pass Through			5.10%, 07/25/2018 (f)		1,200	1,197
Trust			Sberbank of Russia Via SB Capital SA
3.95%, 11/15/2025 (e)	395	367	4.95%, 02/07/2017		2,000	2,085

		$4,730	Societe Generale SA

			9.38%, 09/29/2049 (h)	EUR	400	599
Apparel - 0.02%			UBS AG/Stamford CT
William Carter Co/The			7.63%, 08/17/2022		$100	110
5.25%, 08/15/2021 (f)	220	221
			UniCredit SpA
			6.95%, 10/31/2022 (h)	EUR	1,080	1,469
Automobile Asset Backed Securities - 0.14%			Vnesheconombank Via VEB Finance PLC
AmeriCredit Automobile Receivables Trust			6.03%, 07/05/2022 (f)		$200	201
2004-D-F			VTB Bank OJSC via VTB Eurasia Ltd
3.31%, 10/08/2019 (h)	294	293	9.50%, 12/29/2049 (h)		1,500	1,582

						$24,472

See accompanying notes.

102

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)

Beverages - 0.23%				Electric (continued)
CEDC Finance Corp International Inc				Enel Finance International NV
8.00%, 04/30/2018 (h)		$2,572	$2,286	6.00%, 10/07/2039 (f)		$200	$180
Crestview DS Merger Sub II Inc				Energy Future Intermediate Holding Co LLC /
10.00%, 09/01/2021 (f)		303	306	EFIH Finance Inc

			$2,592	11.25%, PIK 12.25%, 12/01/2018(f),(i)		373	293

Building Materials - 0.08%							$606

Builders FirstSource Inc				Electronics - 0.06%
7.63%, 06/01/2021 (f)		255	255	Jabil Circuit Inc
Cemex Espana Luxembourg				4.70%, 09/15/2022		680	653
9.88%, 04/30/2019		500	541
Desarrolladora Homex SAB de CV
9.75%, 03/25/2020 (f)		285	60	Engineering & Construction - 0.20%

				Odebrecht Finance Ltd
			$856	4.38%, 04/25/2025 (f)		800	676

Chemicals - 0.13%				8.25%, 04/25/2018 (f)	BRL	300	108
Alpek SA de CV				Odebrecht Offshore Drilling Finance Ltd
5.38%, 08/08/2023 (f)		800	774	6.75%, 10/01/2022 (f)		$1,500	1,462

Hercules Inc							$2,246

6.50%, 06/30/2029		330	294
INEOS Group Holdings SA				Entertainment - 0.07%
6.13%, 08/15/2018 (f)		375	363	DreamWorks Animation SKG Inc

				6.88%, 08/15/2020 (f)		79	81
			$1,431	PNK Finance Corp

Commercial Services - 0.05%				6.38%, 08/01/2021 (f)		420	419
Cielo SA / Cielo USA Inc				WMG Acquisition Corp
3.75%, 11/16/2022 (f)		200	167	6.00%, 01/15/2021 (f)		262	269

ServiceMaster Co/TN							$769

7.00%, 08/15/2020		385	352	Finance - Mortgage Loan/Banker - 0.42%

			$519	Fannie Mae

Credit Card Asset Backed Securities - 0.04%				1.88%, 09/18/2018		4,700	4,699
American Express Credit Account Master
Trust 2013-1				Food - 0.27%
0.60%, 02/16/2021 (h)		410	410
				BRF SA
				3.95%, 05/22/2023 (f)		200	171
Distribution & Wholesale - 0.00%				5.88%, 06/06/2022 (f)		1,000	993
American Builders & Contractors Supply Co				7.75%, 05/22/2018 (f)	BRL	1,500	512
Inc				Cosan Luxembourg SA
5.63%, 04/15/2021 (f)		25	24	9.50%, 03/14/2018 (f)		350	130
				Hawk Acquisition Sub Inc
				4.25%, 10/15/2020 (f)		$320	302
Diversified Financial Services - 0.72%				KeHE Distributors LLC / KeHE Finance
Doric Nimrod Air Finance Alpha Ltd 2012-1				Corp
Class A Pass Through Trust				7.63%, 08/15/2021 (f)		105	107
5.13%, 11/30/2024 (f)		194	191
				Sun Merger Sub Inc
General Electric Capital Corp				5.25%, 08/01/2018 (f)		115	115
7.13%, 12/15/2049 (h)		1,000	1,100
				SUPERVALU Inc
Hyundai Capital America				6.75%, 06/01/2021 (f)		694	665

2.88%, 08/09/2018 (f)		595	592
IM Cedulas 5							$2,995

3.50%, 06/15/2020	EUR	1,500	1,708	Gas - 0.09%
IM Cedulas 7				LBC Tank Terminals Holding Netherlands
4.00%, 03/31/2021		1,500	1,778	BV
Schahin II Finance Co SPV Ltd				6.88%, 05/15/2023 (f)		1,050	1,055
5.88%, 09/25/2023 (f)		$491	456
SLM Corp
8.00%, 03/25/2020		100	109	Hand & Machine Tools - 0.06%
8.45%, 06/15/2018		500	570	Mcron Finance Sub LLC / Mcron Finance
				Corp
Springleaf Finance Corp				8.38%, 05/15/2019 (f)		410	441
6.00%, 06/01/2020 (f)		810	751
				Milacron LLC / Mcron Finance Corp
Stearns Holdings Inc				7.75%, 02/15/2021 (f)		250	254

9.38%, 08/15/2020 (f)		237	243
Textron Financial Corp							$695

6.00%, 02/15/2067 (f),(h)		700	618	Healthcare - Products - 0.24%

			$8,116	Baxter International Inc

				0.45%, 12/11/2014 (h)		1,430	1,430
Electric - 0.05%				Mallinckrodt International Finance SA
Cia de Eletricidade do Estado da Bahia				4.75%, 04/15/2023 (f)		1,375	1,304

11.75%, 04/27/2016 (f)	BRL	350	133
							$2,734

See accompanying notes.

103

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Home Equity Asset Backed Securities - 0.48%				Mortgage Backed Securities (continued)
Countrywide Asset-Backed Certificates				Banc of America Funding 2004-B Trust
0.32%, 08/25/2037 (h)		$1,600	$1,162	2.98%, 11/20/2034 (h)	$ 338 $	308
HSI Asset Securitization Corp Trust 2006-				Banc of America Funding Corp
HE2				0.63%, 07/25/2037 (f),(h)	173	105
0.29%, 12/25/2036 (h)		2,213	892	Banc of America Large Loan Trust 2010-
Morgan Stanley ABS Capital I Inc Trust 2007-				HLTN
HE2				2.48%, 11/15/2015 (f),(h)	976	976
0.27%, 01/25/2037 (h)		2,042	1,076	Banc of America Mortgage 2005-A Trust
Morgan Stanley ABS Capital I Inc Trust 2007-				2.99%, 02/25/2035 (h)	117	114
HE5				Banc of America Mortgage 2006-B Trust
0.52%, 03/25/2037 (h)		1,930	881	6.42%, 11/20/2046 (h)	101	89
Morgan Stanley Home Equity Loan Trust				Bear Stearns ARM Trust 2004-10
2007-2				2.95%, 01/25/2035 (h)	8	8
0.41%, 04/25/2037 (h)		2,500	1,360	Bear Stearns ARM Trust 2005-12

			$5,371	2.87%, 02/25/2036 (h)	223	169

				Bear Stearns Commercial Mortgage Securities
Insurance - 0.32%				Trust 2004-PWR2
Assicurazioni Generali SpA				6.30%, 05/11/2039 (f),(h)	105	106
7.75%, 12/12/2042	EUR	1,200	1,705	Bella Vista Mortgage Trust 2005-1
AXA SA				0.45%, 02/22/2035 (h)	180	152
6.38%, 12/29/2049 (f),(h)		$1,300	1,267
				Chase Mortgage Finance Trust Series 2007-
MetLife Capital Trust IV				A1
7.88%, 12/15/2067 (f)		500	568

				2.87%, 02/25/2037 (h)	100	96
			$3,540	CHL Mortgage Pass-Through Trust 2004-

Internet - 0.03%				HYB4
VeriSign Inc				2.50%, 09/20/2034 (h)	95	88
4.63%, 05/01/2023 (f)		400	374	CHL Mortgage Pass-Through Trust 2004-
				HYB8
				3.47%, 01/20/2035 (h)	173	164
Iron & Steel - 0.28%				CHL Mortgage Pass-Through Trust 2005-1
ArcelorMittal				0.50%, 03/25/2035 (h)	350	240
7.50%, 10/15/2039		447	411	CHL Mortgage Pass-Through Trust 2005-11
Glencore Funding LLC				0.45%, 04/25/2035 (h)	191	149
4.13%, 05/30/2023 (f)		1,500	1,331
				CHL Mortgage Pass-Through Trust 2005-13
Samarco Mineracao SA				5.50%, 06/25/2035	208	206
4.13%, 11/01/2022 (f)		1,600	1,344

				Citicorp Mortgage Securities Trust Series
			$3,086	2006-4

				6.00%, 08/25/2036 (h)	175	176
Media - 0.26%
Clear Channel Communications Inc				Citigroup Commercial Mortgage Trust
				3.77%, 05/10/2035 (h)	370	304
5.50%, 09/15/2014		1,500	1,459
NBCUniversal Enterprise Inc				CitiMortgage Alternative Loan Trust Series
5.25%, 12/19/2049 (f)		635	628	2006-A3
Ottawa Holdings Pte Ltd				6.00%, 07/25/2036	80	70
5.88%, 05/16/2018 (f)		1,045	810	CitiMortgage Alternative Loan Trust Series

			$2,897	2007-A6

				6.00%, 06/25/2037 (h)	222	184
Mining - 0.09%				6.00%, 06/25/2037 (h)	286	237
Newcrest Finance Pty Ltd				CitiMortgage Alternative Loan Trust Series
4.20%, 10/01/2022 (f)		835	692	2007-A8
Vedanta Resources PLC				6.00%, 10/25/2037 (h)	349	305
7.13%, 05/31/2023 (f)		355	304	COBALT CMBS Commercial Mortgage Trust

			$996	2006-C1

				5.25%, 08/15/2048	325	337
Miscellaneous Manufacturing - 0.01%				Credit Suisse First Boston Mortgage Securities
General Electric Co				Corp
2.70%, 10/09/2022		100	93	5.25%, 05/25/2028	99	101
				5.50%, 11/25/2035	284	246
Mortgage Backed Securities - 2.29%				CSMC Mortgage-Backed Trust 2006-8
Alternative Loan Trust 2003-4CB				6.50%, 10/25/2021 (h)	165	138
5.75%, 04/25/2033 (h)		415	426	Del Coronado Trust 2013-DEL MZ
Alternative Loan Trust 2004-14T2				5.19%, 03/15/2018 (e),(f),(h)	200	201
5.50%, 08/25/2034		182	180	Deutsche Alt-A Securities Inc Mortgage Loan
Alternative Loan Trust 2006-4CB				Trust Series 2005-6
5.50%, 04/25/2036		171	153	5.50%, 12/25/2035 (h)	195	160
Alternative Loan Trust 2006-J4				Extended Stay America Trust 2013-ESH
6.25%, 07/25/2036 (h)		193	128	5.52%, 12/05/2031 (f),(h)	857	851
Alternative Loan Trust 2007-4CB				Fannie Mae Trust 2002-W8
5.75%, 04/25/2037		203	178	0.58%, 09/25/2032 (h)	129	129

See accompanying notes.

104

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
FHLMC Multifamily Structured Pass Through			Merrill Lynch Mortgage Investors Trust Series
Certificates			MLCC 2006-2
1.73%, 10/25/2021 (d),(h)	$ 198	$ 20	2.19%, 05/25/2036 (h)		$103 $	99
First Horizon Mortgage Pass-Through Trust			Merrill Lynch Mortgage Investors Trust Series
2005-AR3			MLCC 2007-1
2.61%, 08/25/2035 (h)	372	343	4.42%, 01/25/2037 (h)		167	152
Ginnie Mae			Morgan Stanley Capital I Trust 2007-HQ12
0.54%, 07/16/2050 (h)	5,365	189	5.76%, 04/12/2049 (h)		279	293
GMACM Mortgage Loan Trust 2003-J7			Morgan Stanley Capital I Trust 2007-IQ14
5.00%, 11/25/2033	43	44	5.66%, 04/15/2049 (h)		526	571
GMACM Mortgage Loan Trust 2005-AR4			Morgan Stanley Mortgage Loan Trust 2006-
3.39%, 07/19/2035 (h)	228	204	11
GMACM Mortgage Loan Trust 2005-AR6			6.00%, 08/25/2036 (h)		266	226
3.17%, 11/19/2035 (h)	553	502	Morgan Stanley Mortgage Loan Trust 2006-2
GS Mortgage Securities Trust 2007-GG10			5.75%, 02/25/2036		244	230
6.00%, 08/10/2045 (h)	450	435	Motel 6 Trust
GSR Mortgage Loan Trust 2004-12			3.78%, 10/05/2025 (f)		200	192
2.71%, 12/25/2034 (h)	805	789	Provident Funding Mortgage Loan Trust 2005-
GSR Mortgage Loan Trust 2004-14			2
2.72%, 12/25/2034 (h)	288	281	2.69%, 10/25/2035 (h)		193	187
GSR Mortgage Loan Trust 2005-AR6			RALI Series 2007-QH7 Trust
2.66%, 09/25/2035 (h)	365	352	0.43%, 08/25/2037 (h)		867	573
GSR Mortgage Loan Trust 2006-8F			Residential Asset Securitization Trust 2005-
6.00%, 09/25/2036	364	309	A8CB
HarborView Mortgage Loan Trust 2005-14			5.38%, 07/25/2035		587	491
2.86%, 12/19/2035 (h)	288	237	Residential Asset Securitization Trust 2007-
HarborView Mortgage Loan Trust 2005-9			A5
0.52%, 06/20/2035 (h)	605	542	6.00%, 05/25/2037 (h)		125	108
IndyMac INDX Mortgage Loan Trust 2005-			Residential Asset Securitization Trust 2007-
AR16IP			A6
0.50%, 07/25/2045 (h)	391	337	6.00%, 06/25/2037 (h)		277	238
IndyMac INDX Mortgage Loan Trust 2006-			RFMSI Series 2006-S1 Trust
AR5			5.75%, 01/25/2036		245	246
4.33%, 05/25/2036 (h)	263	220	RMAC Securities PLC
JP Morgan Alternative Loan Trust			0.66%, 06/12/2044 (h)	GBP	603	848
4.69%, 03/25/2036 (h)	38	31	Structured Adjustable Rate Mortgage Loan
JP Morgan Chase Commercial Mortgage			Trust
Securities Trust 2007-LDP10			0.49%, 07/25/2035 (h)		$134	109
5.46%, 01/15/2049	250	253	2.52%, 11/25/2034 (h)		536	507
JP Morgan Chase Commercial Mortgage			Structured Asset Mortgage Investments II
Securities Trust 2011-FL1			Trust 2006-AR3
2.08%, 11/15/2028 (f),(h)	389	394	0.39%, 04/25/2036 (h)		668	460
JP Morgan Chase Commercial Mortgage			Structured Asset Sec Mort Pass Thr Cert Series
Securities Trust 2013-JWRZ MZ			2001-21a
6.18%, 04/15/2018 (e),(f),(h)	134	135	2.35%, 01/25/2032 (h)		32	28
JP Morgan Mortgage Trust 2005-A2			Structured Asset Securities Corp Mortgage
2.56%, 04/25/2035 (h)	424	416	Pass-Through Ctfs Ser 2004-20
JP Morgan Mortgage Trust 2005-A5			5.75%, 11/25/2034		314	331
2.89%, 08/25/2035 (h)	188	183	Thornburg Mortgage Securities Trust 2007-2
JP Morgan Mortgage Trust 2005-S3			1.43%, 06/25/2037 (h)		75	61
6.00%, 01/25/2036 (h)	422	367	5.75%, 06/25/2037 (h)		316	300
6.00%, 01/25/2036 (h)	466	405	Wachovia Bank Commercial Mortgage Trust
Lehman Mortgage Trust 2006-1			Series 2006-C27
5.50%, 02/25/2036	64	63	5.75%, 07/15/2045 (h)		58	64
MASTR Adjustable Rate Mortgages Trust			Wachovia Bank Commercial Mortgage Trust
2006-2			Series 2007-C33
2.88%, 01/25/2036 (h)	86	80	6.12%, 02/15/2051 (h)		174	188
2.88%, 04/25/2036 (h)	335	307	WaMu Mortgage Pass-Through Certificates
MASTR Alternative Loan Trust 2004-5			Series 2002-AR9 Trust
5.50%, 06/25/2034	162	165	1.56%, 08/25/2042 (h)		22	19
Merrill Lynch Alternative Note Asset Trust			WaMu Mortgage Pass-Through Certificates
Series 2007-F1			Series 2004-AR14 Trust
6.00%, 03/25/2037	386	272	2.43%, 01/25/2035 (h)		343	344
Merrill Lynch Mortgage Investors Trust Series			WaMu Mortgage Pass-Through Certificates
MLCC 2005-3			Series 2004-CB2 Trust
0.43%, 11/25/2035 (h)	90	83	5.50%, 07/25/2034		116	120
0.43%, 11/25/2035 (h)	592	547	WaMu Mortgage Pass-Through Certificates
			Series 2006-AR19 Trust
			0.89%, 01/25/2047 (h)		958	890

See accompanying notes.

105

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Mortgage Backed Securities (continued)				Oil & Gas (continued)
WaMu Mortgage Pass-Through Certificates				Sasol Financing International PLC
Series 2006-AR19 Trust (continued)				4.50%, 11/14/2022	$ 980	$875

2.20%, 01/25/2047 (h)		$461	$410			$18,367

WaMu Mortgage Pass-Through Certificates
Series 2006-AR7 Trust				Other Asset Backed Securities - 0.39%
2.45%, 07/25/2046 (h)		393	352	Belle Haven ABS CDO Ltd
				0.63%, 11/03/2044 (d),(f),(h)	138	54
Washington Mutual Mortgage Pass-Through				0.67%, 11/03/2044 (d),(f),(h)	187	74
Certificates WMALT Series 2006-2
6.00%, 03/25/2036 (h)		239	206	Countrywide Asset-Backed Certificates
				0.33%, 06/25/2047 (h)	1,200	863
Wells Fargo Mortgage Backed Securities				0.37%, 06/25/2047 (h)	1,600	1,189
2003-J Trust
3.90%, 10/25/2033 (h)		79	79	Huntington CDO Ltd
				0.54%, 11/05/2040 (d),(f),(h)	216	194
Wells Fargo Mortgage Backed Securities
2004-A Trust				JP Morgan Mortgage Acquisition Trust 2006-
4.84%, 02/25/2034 (h)		265	265	WMC3
				0.29%, 08/25/2036 (h)	477	235
Wells Fargo Mortgage Backed Securities
2005-11 Trust				Merrill Lynch Mortgage Investors Trust Series
5.50%, 11/25/2035		100	101	2006-RM4
				0.26%, 09/25/2037 (h)	73	18
Wells Fargo Mortgage Backed Securities
2005-12 Trust				Newcastle CDO V Ltd
				0.61%, 12/24/2039 (f),(h)	223	213
5.50%, 11/25/2035		152	152
Wells Fargo Mortgage Backed Securities				Sierra Madre Funding Ltd
				0.57%, 09/07/2039 (d),(e),(f),(h)	520	374
2005-17 Trust				0.59%, 09/07/2039 (d),(e),(f),(h)	1,271	918
5.50%, 01/25/2036 (h)		207	208

			$25,627	Sierra Timeshare 2012-1 Receivables Funding

				LLC
Municipals - 0.18%				2.84%, 11/20/2028 (f)	77	78
Autonomous Community of Madrid Spain				Triaxx Prime CDO 2007-1 Ltd
4.30%, 09/15/2026	EUR	1,625	1,809	0.45%, 10/02/2039 (f),(h)	186	124

Junta de Castilla y Leon						$4,334

6.51%, 03/01/2019		100	146

			$1,955	Pharmaceuticals - 0.02%

				Valeant Pharmaceuticals International
Oil & Gas - 1.64%				6.38%, 10/15/2020 (f)	270	274
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/2022 (f)		$1,200	1,065
Halcon Resources Corp				Pipelines - 0.09%
9.25%, 02/15/2022 (f)		90	90	Copano Energy LLC / Copano Energy Finance
9.75%, 07/15/2020		555	573	Corp
Hercules Offshore Inc				7.13%, 04/01/2021	100	114
8.75%, 07/15/2021 (f)		365	388	IFM US Colonial Pipeline 2 LLC
				6.45%, 05/01/2021 (f)	800	835

Lukoil International Finance BV
4.56%, 04/24/2023 (f)		1,400	1,263			$949

Newfield Exploration Co				Real Estate - 0.19%
5.63%, 07/01/2024		850	820	Franshion Investment Ltd
OGX Austria GmbH				4.70%, 10/26/2017	1,250	1,215
8.38%, 04/01/2022 (f)		1,100	203	Lai Sun International Finance 2012 Ltd
8.50%, 06/01/2018 (f)		800	148	5.70%, 01/18/2018	1,000	960

8.50%, 06/01/2018		1,000	169			$2,175

Pertamina Persero PT
4.30%, 05/20/2023 (f)		1,500	1,222	REITS - 0.04%
Petroleos de Venezuela SA				Host Hotels & Resorts LP
4.90%, 10/28/2014 (j)		5,000	4,713	3.75%, 10/15/2023	130	119

Petroleos Mexicanos				5.25%, 03/15/2022	265	273

7.65%, 11/24/2021 (f)	MXN	6,500	509			$392

Petrominerales Ltd				Retail - 0.19%
3.25%, 06/12/2017		$100	76	Foot Locker Inc
Plains Exploration & Production Co				8.50%, 01/15/2022	410	461
6.75%, 02/01/2022		250	266	LS Finance 2022 Ltd
6.88%, 02/15/2023		300	319	4.25%, 10/16/2022	1,000	903
Rosneft Finance SA				Toys R Us Property Co II LLC
6.63%, 03/20/2017		500	545	8.50%, 12/01/2017	700	737

6.63%, 03/20/2017		1,000	1,090			$2,101

Rosneft Oil Co via Rosneft International
Finance Ltd				Software - 0.02%
3.15%, 03/06/2017		2,000	1,970	Broadridge Financial Solutions Inc
4.20%, 03/06/2022 (f)		1,575	1,410	3.95%, 09/01/2020	230	230
SandRidge Energy Inc
7.50%, 02/15/2023		675	653

See accompanying notes.

106

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)

Sovereign - 3.19%				Telecommunications (continued)
Argentine Republic Government International				Intelsat Luxembourg SA
Bond				6.75%, 06/01/2018 (f)		$115	$119
8.75%, 06/02/2017		$1,500	$ 1,166	7.75%, 06/01/2021 (f)		840	865
Australia Government Bond				OTE PLC
2.75%, 04/21/2024	AUD	1,100	874	4.63%, 05/20/2016	EUR	1,000	1,282
3.25%, 04/21/2025		1,200	985	Qwest Corp
5.50%, 04/21/2023		2,000	2,007	7.20%, 11/10/2026		$105	105
5.75%, 05/15/2021		100	101	Telecom Italia Capital SA
5.75%, 07/15/2022		100	102	6.00%, 09/30/2034		240	208
Bahrain Government International Bond				6.38%, 11/15/2033		140	126
5.50%, 03/31/2020		$3,790	3,695	7.72%, 06/04/2038		555	547
Brazilian Government International Bond				Telefonica Emisiones SAU
8.50%, 01/05/2024	BRL	1,945	727	5.13%, 04/27/2020		75	76
Chile Government International Bond				5.46%, 02/16/2021		135	138
5.50%, 08/05/2020	CLP	650,000	1,299	5.60%, 03/12/2020	GBP	200	325
Cyprus Government International Bond				7.05%, 06/20/2036		$375	399
3.75%, 11/01/2015 (f)	EUR	1,000	1,034	Virgin Media Finance PLC
4.38%, 07/15/2014 (f)		2,250	2,662	4.88%, 02/15/2022		275	247

Hellenic Republic Government Bond							$9,793

2.00%, 02/24/2023 (h)		600	453
2.00%, 02/24/2024 (h)		600	420	Trucking & Leasing - 0.06%
2.00%, 02/24/2025 (h)		600	397	Aviation Capital Group Corp
				4.63%, 01/31/2018 (f)		305	305
2.00%, 02/24/2026 (h)		600	384
				6.75%, 04/06/2021 (f)		345	363

2.00%, 02/24/2027 (h)		600	378

2.00%, 02/24/2028 (h)		600	368				$668

Mexican Bonos				TOTAL BONDS			$185,615

6.50%, 06/10/2021 (h)	MXN	2,750	210		Principal
7.75%, 12/14/2017 (h)		26,000	2,125	CONVERTIBLE BONDS - 3.66%	Amount (000's)		Value (000's)

7.75%, 11/13/2042 (h)		40,360	3,106
8.50%, 12/13/2018 (h)		5,000	425	Aerospace & Defense - 0.02%
				L-3 Communications Holdings Inc
New Zealand Government Bond				3.00%, 08/01/2035 (a)		225	240
2.02%, 09/20/2025	NZD	100	73
Portugal Obrigacoes do Tesouro OT
3.60%, 10/15/2014 (f)	EUR	2,500	3,293	Airlines - 0.03%
3.85%, 04/15/2021 (f)		1,550	1,714	Lufthansa Malta Blues LP
5.65%, 02/15/2024 (f)		285	340	0.75%, 04/05/2017	EUR	200	304
6.40%, 02/15/2016 (f)		2,500	3,329
Russian Foreign Bond - Eurobond				Automobile Manufacturers - 0.11%
4.50%, 04/04/2022 (f)		$200	200
				Ford Motor Co
Slovenia Government International Bond				4.25%, 11/15/2016		$330	630
4.75%, 05/10/2018 (f)		3,000	2,895
				Volkswagen International Finance NV
Uruguay Government International Bond				5.50%, 11/09/2015 (e),(f)	EUR	400	582

4.25%, 04/05/2027	UYU	13,578	590				$1,212

4.38%, 12/15/2028		9,443	412

			$ 35,764	Beverages - 0.04%

				CEDC Finance Corp International Inc
Telecommunications - 0.87%				10.00%, PIK 10.00%, 04/30/2018(e),(i)		$607	474
Alcatel-Lucent USA Inc
6.45%, 03/15/2029		$770	593
8.88%, 01/01/2020 (f)		300	306	Biotechnology - 0.40%
America Movil SAB de CV				Exelixis Inc
3.13%, 07/16/2022		200	180	4.25%, 08/15/2019 (a)		200	208
Bharti Airtel International Netherlands BV				Gilead Sciences Inc
5.13%, 03/11/2023 (f)		1,120	938	1.63%, 05/01/2016 (a)		1,125	2,985
Brasil Telecom SA				Regeneron Pharmaceuticals Inc
9.75%, 09/15/2016 (f)	BRL	605	221	1.88%, 10/01/2016 (a)		450	1,300

Clearwire Communications LLC / Clearwire							$4,493

Finance Inc				Building Materials - 0.11%
12.00%, 12/01/2017 (f)		$159	184
				Cemex SAB de CV
Colombia Telecomunicaciones SA ESP				3.25%, 03/15/2016 (a)		775	988
5.38%, 09/27/2022 (f)		485	429
				4.88%, 03/15/2015		200	236

Cricket Communications Inc							$1,224

7.75%, 10/15/2020		325	369
Eircom Finance Ltd				Coal - 0.02%
9.25%, 05/15/2020 (f)	EUR	600	733	Peabody Energy Corp
Embarq Corp				4.75%, 12/15/2066		230	178
8.00%, 06/01/2036		$1,055	1,083
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 (f)		345	320

See accompanying notes.

107

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

	Principal			Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value (000's)	CONVERTIBLE BONDS (continued)	Amount (000's)	Value (000's)

Commercial Services - 0.09%			Oil & Gas - 0.30%
Avis Budget Group Inc			Chesapeake Energy Corp
3.50%, 10/01/2014 (a)	$ 625	$1,062	2.50%, 05/15/2037	$ 225	$221
			2.75%, 11/15/2035	65	67
			Cobalt International Energy Inc
Computers - 0.05%			2.63%, 12/01/2019	705	728
EMC Corp/MA			Essar Energy Investment Ltd
1.75%, 12/01/2013	190	305	4.25%, 02/01/2016	3,000	2,377

SanDisk Corp
1.50%, 08/15/2017	220	278			$3,393

		$583	Oil & Gas Services - 0.03%

			Hornbeck Offshore Services Inc
Electrical Components & Equipment - 0.17%			1.50%, 09/01/2019	300	371
General Cable Corp
4.50%, 11/15/2029	1,300	1,425
SunPower Corp			Pharmaceuticals - 0.08%
4.50%, 03/15/2015	400	484	Mylan Inc/PA

		$1,909	3.75%, 09/15/2015	145	390

			Onyx Pharmaceuticals Inc
Food - 0.09%			4.00%, 08/15/2016	125	398
Tyson Foods Inc			Theravance Inc
3.25%, 10/15/2013	575	990	2.13%, 01/15/2023	100	146

					$934

Home Builders - 0.16%
Lennar Corp			REITS - 0.43%
2.75%, 12/15/2020 (a),(f)	775	1,209	American Realty Capital Properties Inc
3.25%, 11/15/2021 (a),(f)	225	345	3.00%, 08/01/2018	100	97
			Annaly Capital Management Inc
Standard Pacific Corp			5.00%, 05/15/2015 (a)	100	101

1.25%, 08/01/2032	200	234	Digital Realty Trust LP

		$1,788	5.50%, 04/15/2029 (a),(f)	425	602

Insurance - 0.05%			Health Care REIT Inc
MGIC Investment Corp			3.00%, 12/01/2029 (a)	825	1,020
2.00%, 04/01/2020	300	377	Host Hotels & Resorts LP
Radian Group Inc			2.50%, 10/15/2029 (a),(f)	1,100	1,499
2.25%, 03/01/2019	100	143	SL Green Operating Partnership LP

		$520	3.00%, 10/15/2017 (a),(f)	1,250	1,494

					$4,813

Internet - 0.63%
Equinix Inc			Semiconductors - 0.55%
4.75%, 06/15/2016 (a)	1,325	2,831	Intel Corp
priceline. com Inc			2.95%, 12/15/2035	160	169
0.35%, 06/15/2020 (f)	203	205	3.25%, 08/01/2039	275	330
1.00%, 03/15/2018	209	259	Microchip Technology Inc
VeriSign Inc			2.13%, 12/15/2037 (a)	1,175	1,776
3.25%, 08/15/2037 (a)	2,375	3,531	Micron Technology Inc
Web.com Group Inc			2.38%, 05/01/2032	975	1,501
1.00%, 08/15/2018	200	209	3.13%, 05/01/2032	425	645

		$7,035	Xilinx Inc

			2.63%, 06/15/2017	190	290
Investment Companies - 0.05%			3.13%, 03/15/2037 (a)	1,000	1,500

Ares Capital Corp					$6,211

5.75%, 02/01/2016 (a),(f)	525	564
			Software - 0.04%
			Nuance Communications Inc
Iron & Steel - 0.05%			2.75%, 11/01/2031	305	314
United States Steel Corp			Salesforce. com Inc
2.75%, 04/01/2019	284	293	0.25%, 04/01/2018 (f)	100	104

4.00%, 05/15/2014	250	255			$418

		$548

			Telecommunications - 0.04%
Machinery - Diversified - 0.09%			Ciena Corp
Chart Industries Inc			3.75%, 10/15/2018 (f)	270	345
2.00%, 08/01/2018 (a)	575	1,008
			JDS Uniphase Corp
			0.63%, 08/15/2033 (f)	100	100

Mining - 0.03%					$445

Alcoa Inc			TOTAL CONVERTIBLE BONDS		$41,054

5.25%, 03/15/2014	186	230		Principal
Stillwater Mining Co			MUNICIPAL BONDS - 0.28%	Amount (000's)	Value (000's)

1.75%, 10/15/2032	100	107

		$337	California - 0.11%

			Bay Area Toll Authority
			7.04%, 04/01/2050	$ 500	$606

See accompanying notes.

108

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

California (continued)			Beverages (continued)
State of California			DS Waters of America Inc, Term Loan
7.70%, 11/01/2030	$ 500	$588	(continued)

		$1,194	10.50%, 08/25/2017 (h)	$ 34	$35

Illinois - 0.05%					$405

Chicago Transit Authority			Building Materials - 0.01%
6.90%, 12/01/2040	500	567	CPG International Inc, Term Loan
			5.75%, 09/18/2019 (h)	65	65

New York - 0.10%
Metropolitan Transportation Authority			Chemicals - 0.12%
7.13%, 11/15/2030	500	577	Ascend Performance Materials LLC, Term
New York City Water & Sewer System			Loan B
5.72%, 06/15/2042	500	565	6.75%, 04/04/2018 (h)	128	123

		$1,142	MacDermid Inc, Term Loan

			4.00%, 06/05/2020 (h)	155	155
Texas - 0.02%			Nexeo Solutions LLC, Term Loan B
North Texas Higher Education Authority Inc			5.00%, 09/08/2017 (h)	134	132
1.37%, 04/01/2040 (h)	217	220
			OCI Beaumont LLC, Term Loan B1

			6.25%, 08/13/2019 (h)	51	51

TOTAL MUNICIPAL BONDS		$3,123	OCI Beaumont LLC, Term Loan B2

SENIOR FLOATING RATE INTERESTS -	Principal		6.25%, 08/13/2019 (h)	97	96
2.48%	Amount (000's)	Value (000's)	Taminco Global Chemical Corp, Term Loan

Advertising - 0.03%			B
			4.25%, 02/15/2019 (h)	224	225
Acosta Inc, Term Loan D
5.00%, 03/01/2018 (h)	$ 130	$131	Tata Chemicals North America Inc, Term
Getty Images Inc, Term Loan B			Loan B
4.75%, 10/03/2019 (h)	229	220	3.75%, 08/07/2020 (h)	95	95

		$351	Univar Inc, Term Loan B

			0.00%, 06/30/2017 (h),(k)	430	419

Aerospace & Defense - 0.12%					$1,296

Accudyne Industries Borrower SCA, Term
Loan			Coal - 0.07%
4.00%, 12/05/2019 (h)	850	842	Murray Energy Corp, Term Loan
			4.75%, 05/17/2019 (h)	15	15
Sequa Corp, Term Loan B
5.25%, 05/29/2017 (h)	124	125	Patriot Coal Corp, DIP Term Loan

Six3 Systems Inc, Term Loan			9.25%, 12/09/2013 (h)	746	750

7.00%, 09/20/2019 (h)	118	120			$765

TASC Inc/VA, Term Loan			Commercial Services - 0.05%
4.50%, 12/18/2015 (h)	158	156
			Harland Clarke Holdings Corp, Term Loan B
TransDigm Inc, Term Loan C			5.43%, 06/30/2017 (h)	327	322
3.75%, 02/28/2020 (h)	85	85

			KAR Auction Services Inc, Term Loan B
		$1,328	3.75%, 05/19/2017 (h)	199	200

Agriculture - 0.03%					$522

Arysta Lifescience SPC LLC, Term Loan			Computers - 0.01%
4.50%, 05/22/2020 (h)	215	215
			SunGard Data Systems Inc, Term Loan E
Pinnacle Operating Corp, Term Loan B			4.00%, 03/07/2020 (h)	155	156
4.75%, 11/14/2018 (h)	169	169

		$384

			Distribution & Wholesale - 0.03%
Airlines - 0.03%			American Builders & Contractors Supply Co
US Airways Inc, Term Loan B1			Inc, Term Loan B
4.25%, 05/21/2019 (h)	370	365	3.50%, 04/05/2020 (h)	275	273
			Spin Holdco Inc, Term Loan B
			4.25%, 11/08/2019 (h)	90	90

Automobile Manufacturers - 0.06%
Chrysler Group LLC, Term Loan B					$363

4.25%, 05/24/2017 (h)	519	525
			Diversified Financial Services - 0.09%
Navistar Inc, Term Loan B			Duff & Phelps LLC, Term Loan B

5.75%, 08/16/2017 (h)	175	177	4.50%, 03/12/2020 (h)	180	180

		$702	Faenza Acquisition GmbH, Term Loan B

			0.00%, 07/30/2020 (h),(k)	70	70
Automobile Parts & Equipment - 0.04%
TI Group Automotive Systems LLC, Term			Flying Fortress Inc, Term Loan
			3.50%, 06/30/2017 (h)	177	177
Loan B
5.50%, 03/27/2019 (h)	394	394	Springleaf Financial Funding Co, Term Loan
			B
			5.50%, 05/28/2017 (h)	240	240
Beverages - 0.04%			5.50%, 05/28/2017 (h)	323	323

DS Waters of America Inc, Term Loan					$990

0.00%, 08/19/2020 (h),(k)	370	370

See accompanying notes.

109

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Electric - 0.07%			Home Furnishings - 0.03%
Calpine Construction Finance Co LP, Delay-			Tempur Sealy International Inc, Term Loan B
Draw Term Loan B1-DD			3.50%, 12/31/2019 (h)	$ 372 $	368
3.00%, 04/24/2020 (h)	$ 265 $	262
Dynegy Inc, Term Loan B2
4.00%, 04/16/2020 (h)	175	174	Housewares - 0.03%
NRG Energy Inc, Term Loan B			Wilsonart International Holding LLC, Term
2.75%, 07/01/2018 (h)	379	376	Loan B

			4.00%, 10/24/2019 (h)	369	365
		$812

Electrical Components & Equipment - 0.03%			Insurance - 0.05%
Generac Power Systems Inc, Term Loan B			AmWINS Group Inc, Term Loan
3.50%, 06/22/2018 (h)	370	368
			5.00%, 02/20/2020 (h)	194	194
			Asurion LLC, Term Loan B1
Electronics - 0.02%			4.50%, 05/24/2019 (h)	104	103
Allflex Holdings III Inc, Term Loan			Asurion LLC, Term Loan B2
4.25%, 06/05/2020 (h)	125	125	3.50%, 06/19/2020 (h)	120	115
Sensus USA Inc, Term Loan			CGSC of Delaware Holdings Corp, Term
8.50%, 05/09/2018 (h)	80	78	Loan

		$203	8.25%, 10/16/2020 (h)	145	147

					$559

Entertainment - 0.04%
Kasima LLC, Term Loan B			Internet - 0.02%
3.25%, 05/17/2021 (h)	265	265	Zayo Group LLC, Term Loan B
WMG Acquisition Corp, Term Loan B			4.50%, 06/15/2019 (h)	164	164
3.75%, 07/07/2020 (h)	124	123

		$388	Iron & Steel - 0.04%

Environmental Control - 0.02%			Essar Steel Algoma Inc, Term Loan
Metal Services LLC, Term Loan			8.75%, 09/18/2014 (h)	358	363
7.75%, 05/30/2017 (h)	269	270	Tube City IMS Corp, Term Loan
			4.75%, 03/19/2019 (h)	95	95

					$458

Food - 0.26%
Del Monte Corp, Term Loan B-New			Leisure Products & Services - 0.03%
4.00%, 03/08/2018 (h)	850	849	SRAM LLC, Term Loan B
Dole Food Co Inc, Term Loan B			4.02%, 06/07/2018 (h)	346	343
3.75%, 04/25/2020 (h)	115	115
HJ Heinz Co, Term Loan B2			Lodging - 0.02%
3.50%, 03/27/2020 (h)	300	302
3.50%, 03/27/2020 (h)	400	402	Boyd Gaming Corp, Term Loan B
			4.00%, 08/07/2020 (h)	175	175
Hostess Brands Inc, Term Loan B			Seminole Hard Rock Entertainment Inc, Term
6.75%, 03/12/2020 (h)	260	266
			Loan B
Sprouts Farmers Markets Holdings LLC, Term			3.50%, 05/08/2020 (h)	75	75

Loan					$250

4.00%, 04/12/2020 (h)	165	165
SUPERVALU Inc, Term Loan			Machinery - Diversified - 0.07%
5.00%, 03/21/2019 (h)	461	462	Edwards Cayman Islands II Ltd, Term Loan
US Foods Inc, Term Loan B			B
4.50%, 05/31/2019 (h)	370	370	4.75%, 03/21/2020 (h)	349	350

		$2,931	Gardner Denver Inc, Term Loan

			4.25%, 07/23/2020 (h)	390	388

Food Service - 0.01%					$738

Brasa Inc, Term Loan
11.00%, 01/18/2020 (h)	84	84	Media - 0.14%
			Charter Communications Operating LLC,
			Term Loan E
Hand & Machine Tools - 0.01%			3.00%, 04/10/2020 (h)	295	292
Harbor Freight Tools USA Inc, Term Loan B
4.75%, 07/25/2019 (h)	90	91	Charter Communications Operating LLC,
			Term Loan F
			3.00%, 01/19/2021 (h)	190	188
Healthcare - Services - 0.04%			CSC Holdings LLC, Term Loan B
Apria Healthcare Group Inc, Term Loan			2.68%, 04/15/2020 (h)	370	365
6.75%, 04/01/2020 (h)	369	371	Springer Science & Business Media Inc, Term
United Surgical Partners International Inc,			Loan
Term Loan B			0.00%, 07/24/2020 (h),(k)	390	386
4.75%, 03/19/2019 (h)	79	80	Virgin Media Investment Holdings Ltd, Term

		$451	Loan B

			3.50%, 02/15/2020 (h)	370	368

					$1,599

See accompanying notes.

110

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Metal Fabrication & Hardware - 0.03%			Software (continued)
Ameriforge Group Inc, Term Loan B			BMC Software Inc, Term Loan
5.00%, 01/22/2020 (h)	$ 109 $	109	0.00%, 08/07/2020 (h),(k)		$400 $	399
Doncasters Group Ltd, Term Loan			0.00%, 08/07/2020 (h),(k)		199	199
5.50%, 04/05/2020 (h)	185	186	Deltek Inc, Term Loan B
Transtar Holding Company, Term Loan			5.00%, 10/04/2018 (h)		75	75
5.50%, 10/02/2018 (h)	45	45	Reynolds & Reynolds Co, Term Loan

		$340	0.00%, 08/05/2020 (h),(k)		212	213

			Rocket Software Inc, Term Loan
Mining - 0.08%			10.25%, 02/08/2019 (h)		150	149
Fairmount Minerals Ltd, Term Loan B-New			SS&C Technologies Holdings Europe SARL,
5.25%, 03/15/2017 (h)	276	275
			Term Loan B2
FMG Resources August 2006 Pty Ltd, Term			3.50%, 06/08/2019 (h)		35	35
Loan B			SS&C Technologies Inc, Term Loan B1
5.25%, 10/12/2017 (h)	561	563

			3.50%, 06/08/2019 (h)		341	340
		$838	Triple Point Technology Inc, Term Loan

Miscellaneous Manufacturing - 0.02%			9.25%, 07/09/2021 (h)		315	302
MEI Inc, Term Loan B			TriZetto Group Inc/The, Term Loan
5.00%, 08/20/2020 (h)	215	215	8.50%, 03/27/2019 (h)		55	50
			TriZetto Group Inc/The, Term Loan B
			4.75%, 05/02/2018 (h)		272	253
Oil & Gas - 0.02%			Verint Systems Inc, Term Loan B
Pacific Drilling SA, Term Loan B			4.00%, 08/14/2019 (h)		50	50

4.50%, 05/18/2018 (h)	200	201
						$2,515

Power Buyer LLC, Term Loan
4.25%, 05/06/2020 (h)	65	64	Telecommunications - 0.29%

		$265	Alcatel-Lucent USA Inc, Term Loan C

			5.75%, 01/29/2019 (h)		1,161	1,165
Oil & Gas Services - 0.02%			Alcatel-Lucent USA Inc, Term Loan D
Pinnacle Holdco Sarl, Term Loan			6.25%, 01/29/2019 (h)	EUR	552	732
10.50%, 07/24/2020 (h)	115	115
			Crown Castle Operating Co, Term Loan B
Preferred Proppants LLC, Term Loan B			0.00%, 01/31/2019 (h),(k)		$440	436
9.00%, 12/15/2016 (h)	103	63
			Integra Telecom Holdings Inc, Term Loan
Stallion Oilfield Holdings Inc, Term Loan			5.25%, 02/22/2019 (h)		60	60
8.00%, 06/18/2018 (h)	80	80

			Level 3 Communications Inc Term Loan
		$258	4.00%, 08/01/2019 (h)		70	70

Packaging & Containers - 0.04%			Level 3 Financing Inc, Term Loan BII
			4.75%, 08/01/2019 (h)		290	290
Berlin Packaging LLC, Term Loan
4.75%, 03/28/2020 (h)	260	260	LTS Buyer LLC, Term Loan
			4.50%, 04/01/2020 (h)		260	261
FPC Holdings Inc, Term Loan
5.25%, 11/15/2019 (h)	100	96	Securus Technologies Holdings Inc, Term
Pact Group Inc, Term Loan			Loan
3.75%, 05/22/2020 (h)	145	144	4.75%, 04/17/2020 (h)		235	231

		$500				$3,245

			TOTAL SENIOR FLOATING RATE INTERESTS			$27,825

Pharmaceuticals - 0.05%			U. S. GOVERNMENT & GOVERNMENT	Principal
Quintiles Transnational Corp, Term Loan B2			AGENCY OBLIGATIONS - 9.34%	Amount (000's) Value (000's)

4.00%, 06/08/2018 (h)	299	300
Valeant Pharmaceuticals International Inc,			Federal Home Loan Bank - 0.12%
Term Loan BE			0.05%, 11/27/2013 (l)		$1,400 $	1,400
4.50%, 06/26/2020 (h)	244	246

		$546	Federal Home Loan Mortgage Corporation (FHLMC) -

			0.09%
Pipelines - 0.02%			4.50%, 05/01/2039		380	400
NGPL PipeCo LLC, Term Loan B			4.50%, 11/01/2039		518	545

6.75%, 05/04/2017 (h)	253	238				$945

			Federal National Mortgage Association (FNMA) - 1.46%
Private Equity - 0.01%			2.50%, 01/01/2043		3,937	3,598
HarbourVest Partners LLC, Term Loan			3.00%, 10/01/2042		807	775
4.75%, 11/20/2017 (h)	137	137
			3.00%, 12/01/2042		988	948
			3.00%, 12/01/2042		3,945	3,788
Retail - 0.02%			3.00%, 04/01/2043		113	108
Serta Simmons Holdings LLC, Term Loan B			3.00%, 06/01/2043		989	950
5.00%, 09/19/2019 (h)	199	200	3.00%, 06/01/2043		993	954
			3.00%, 06/01/2043		71	68
			3.00%, 06/01/2043		995	955
Software - 0.22%			3.50%, 11/01/2025		1,039	1,087
Applied Systems Inc, Term Loan			3.50%, 02/01/2026		365	382
8.25%, 06/08/2017 (h)	70	70	4.00%, 04/01/2024		215	227
Blackboard Inc, Term Loan B2			4.00%, 02/01/2025		13	13
6.25%, 10/04/2018 (h)	379	380
			4.00%, 05/01/2025		733	774

See accompanying notes.

111

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

U. S. GOVERNMENT & GOVERNMENT	Principal		REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Banks (continued)
4.00%, 12/01/2039	$1,038	$1,074	Barclays Bank PLC Repurchase Agreement;	$800	$800
5.00%, 05/01/2039	367	399	0.05% dated 08/30/2013 maturing
5.00%, 06/01/2041	241	261	09/03/2013 (collateralized by US

		$16,361	Government Security; $814,382; 2.00%;

Government National Mortgage Association (GNMA) -			dated 01/15/14)
0.52%			Barclays Bank PLC Repurchase Agreement on	2,124	2,124
3.00%, 06/15/2043	646	627	securities sold short; (0.20)% dated
3.00%, 06/15/2043	2,340	2,272	08/01/2013 (collateralized by South Africa
3.00%, 06/15/2043	2,988	2,901	Government International Bond;

		$5,800	$2,089,167; 5.50%; dated 03/09/20) (b),(0)

			Barclays Bank PLC Repurchase Agreement on	1,335	1,336
U. S. Treasury - 5.18%			securities sold short; (0.30)% dated
0.13%, 07/31/2014	400	400	07/25/2013 (collateralized by Spain
0.25%, 04/30/2014	5,300	5,305	Government Bond; $1,381,350; 4.80%;
0.25%, 05/31/2014	400	400	dated 01/31/24) (b),(0)
0.25%, 08/31/2014	100	100	Barclays Bank PLC Repurchase Agreement on	1,881	1,882
0.50%, 08/15/2014	800	803	securities sold short; (0.50)% dated
0.63%, 07/15/2014	2,800	2,812	07/29/2013 (collateralized by IDBI Bank
0.63%, 04/30/2018	17,900	17,201	Ltd/DIFC Dubai; $1,785,815; 3.75%; dated
1.00%, 05/15/2014	1,000	1,006	01/25/19) (b),(0)
1.00%, 06/30/2019	200	190	Barclays Bank PLC Repurchase Agreement on	852	852
1.00%, 09/30/2019	100	94	securities sold short; (0.50)% dated
1.25%, 04/15/2014	2,300	2,316	08/13/2013 (collateralized by Mongolia
1.38%, 06/30/2018	15,400	15,272	Government International Bond; $812,243;
1.38%, 07/31/2018 (j)	5,700	5,646	5.13%; dated 12/05/22) (b),(0)
1.38%, 02/28/2019	500	490	Barclays Bank PLC Repurchase Agreement on	884	884
1.88%, 06/30/2020	1,900	1,865	securities sold short; (0.85)% dated
2.00%, 07/31/2020	2,000	1,976	08/22/2013 (collateralized by Cementos
2.63%, 11/15/2020	900	923	Pacasmayo SAA; $875,375; 4.50%; dated
2.75%, 11/15/2042 (a),(m),(n)	1,100	913	02/08/23) (b),(0)
7.50%, 11/15/2024 (m)	200	289

			Barclays Bank PLC Repurchase Agreement on	1,750	1,752
		$58,001	securities sold short; (1.35)% dated

U. S. Treasury Bill - 1.46%			08/07/2013 (collateralized by Qtel
0.02%, 10/24/2013 (j),(l)	5,000	5,000	International Finance Ltd; $1,672,750;
0.03%, 10/31/2013 (j),(l)	5,000	5,000	4.50%; dated 01/31/43) (b),(0)
0.07%, 01/16/2014 (l),(n)	4,700	4,699	Barclays Bank PLC Repurchase Agreement on	958	960
0.07%, 01/23/2014 (l)	100	100	securities sold short; (1.50)% dated
0.11%, 09/19/2013 (l),(m)	505	505	07/03/2013 (collateralized by Country
0.12%, 07/24/2014 (l)	100	100	Garden Holdings Co Ltd; $930,625; 7.50%;
0.14%, 08/21/2014 (l)	1,000	999	dated 01/10/23) (b),(0)

		$16,403	Barclays Bank PLC Repurchase Agreement on	940	940

			securities sold short; (3.50)% dated
U. S. Treasury Inflation-Indexed Obligations - 0.51%			08/22/2013 (collateralized by New World
0.13%, 01/15/2023	506	482	Resources NV; $920,534; 7.88%; dated
0.63%, 07/15/2021 (m),(n)	4,455	4,545	05/01/18) (b),(0)
0.75%, 02/15/2042	827	696	Investment in Joint Trading Account; Barclays	1,877	1,877

		$5,723	Bank Repurchase Agreement; 0.04% dated

TOTAL U. S. GOVERNMENT & GOVERNMENT AGENCY			08/30/2013 maturing 09/03/2013
OBLIGATIONS		$104,633	(collateralized by US Government Security;

	Principal		$1,914,707; 4.50%; dated 08/15/39)
COMMERCIAL PAPER - 0.02%	Amount (000's)	Value (000's)	Investment in Joint Trading Account; Credit	2,682	2,682

			Suisse Repurchase Agreement; 0.04%
Diversified Financial Services - 0.02%			dated 08/30/2013 maturing 09/03/2013
Ford Motor Credit Co			(collateralized by US Government
1.10%, 10/04/2013	200	200	Securities; $2,735,296; 4.38% - 6.13%;

			dated 11/15/27 - 02/15/40)

TOTAL COMMERCIAL PAPER		$200	Investment in Joint Trading Account; Deutsche	4,183	4,183

			Bank Repurchase Agreement; 0.06% dated

	Maturity		08/30/2013 maturing 09/03/2013
REPURCHASE AGREEMENTS - 2.05%	Amount (000's)	Value (000's)	(collateralized by US Government

			Securities; $4,267,063; 0.00% - 2.23%;
Banks - 2.05%			dated 10/15/13 - 12/06/22)
Barclays Bank PLC Repurchase Agreement on $	966	$966	Investment in Joint Trading Account; Merrill	$1,790	$1,790
securities sold short; (1.00)% dated			Lynch Repurchase Agreement; 0.03%
07/29/2013 (collateralized by Bank of			dated 08/30/2013 maturing 09/03/2013
India/London; $928,741; 3.63%; dated			(collateralized by US Government
09/21/18) (b),(0)			Securities; $1,825,662; 2.38% - 2.63%;
			dated 01/31/18 - 06/30/18)

See accompanying notes.

112

Schedule of Investments Global Multi -Strategy Fund August 31, 2013

Portfolio Summary (unaudited)

TOTAL REPURCHASE AGREEMENTS	$ 23,028	Sector		Percent

TOTAL PURCHASED OPTIONS - 0.28%	$3,098	Financial	14 .54%

TOTAL PURCHASED INTEREST RATE SWAPTIONS -		Consumer, Non-cyclical	13 .97%
0.02%	$213	Government	10 .94%

TOTAL PURCHASED CREDIT DEFAULT SWAPTIONS -		Industrial	9 .84%
0.00%	$2	Communications	9 . 79%

Total Investments	$1,025,475	Consumer, Cyclical	9 .75%
Other Assets in Excess of Liabilities, Net - 8.48%	$94,960	Technology	6 .47%

TOTAL NET ASSETS - 100.00%	$1,120,435	Energy	6 . 06%

		Mortgage Securities	4 . 48%
		Basic Materials	2 . 87%
(a)	Security or a portion of the security was pledged as collateral for short	Utilities	1 .12%
	sales. At the end of the period, the value of these securities totaled	Asset Backed Securities	1 .05%
	$117,831 or 10.52% of net assets.	Purchased Options	0 .28%
(b)	Non-Income Producing Security	Revenue Bonds	0 . 23%
(c)	Security or a portion of the security was pledged to cover margin	Diversified	0 .06%
	requirements for options contracts. At the end of the period, the value of	General Obligation Unlimited	0 .05%
	these securities totaled $12,447 or 1.11% of net assets.	Purchased Interest Rate Swaptions	0 . 02%
(d)	Security is Illiquid	Purchased Credit Default Swaptions	0 . 00%
(e)	Fair value of these investments is determined in good faith by the	Investments Sold Short	(24 . 93)%
	Manager under procedures established and periodically reviewed by the	Other Assets in Excess of Liabilities, Net	33 . 41%

	Board of Directors. At the end of the period, the fair value of these	TOTAL NET ASSETS	100.00%

securities totaled $5,346 or 0.48% of net assets.
(f)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $78,401 or 7.00% of net assets.
(g)	Restricted Security. At the end of the period, the value of this security totaled $32 or 0.00% of the net assets. The security was purchased
September 26, 2012 at a cost of $33.
(h)	Variable Rate. Rate shown is in effect at August 31, 2013.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j)	Security or portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $12,843 or 1.15% of net assets.
(k)	This Senior Floating Rate Note will settle after August 31, 2013, at which time the interest rate will be determined.
(l)	Rate shown is the discount rate of the original purchase.
(m)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $808 or 0.07% of net assets.
(n)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,368 or 0.12% of net assets.
(o)	Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days notice.

Credit Default Swaps

Buy Protection

		(Pay)/				Upfront	Unrealized
		Receive	Expiration	Notional		Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount	Fair Value Paid/(Received)		(Depreciation)

Bank of America NA	ABX. HE. AAA. 06-2 BP	(0.11)%	05/25/2046	$92	$ 29 $	36 $	(7)
Bank of America NA	Australia & New Zealand Banking	(1.00)%	06/20/2018	100		(1)	1
	Group; 3.75%; 03/10/2017
Bank of America NA	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	09/20/2017	100	(1)	1	(2)
Bank of America NA	Costco Wholesale Corp; 5.50%;	(1.00)%	03/20/2017	200	(6)	(4)	(2)
	03/15/2017

See accompanying notes.

113

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Credit Default Swaps (continued)

Buy Protection (continued)

		(Pay)/					Upfront	Unrealized
		Receive	Expiration	Notional			Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount		Fair Value Paid/(Received) (Depreciation)

Bank of America NA	DDR Corp; 7.50%; 07/15/2018	(1.00)%	09/20/2017		$200	$ $	7 $	(7)
Bank of America NA	iTraxx Japan 16 5 Year	(1.00)%	12/20/2016	JPY	10,000	(1)	4	(5)
Bank of America NA	Kimco Realty Corp; 4.82%; 06/01/2014	(1.00)%	09/20/2017		$100	(1)	1	(2)
Bank of America NA	Limited Brands; 6.90%; 07/15/2017	(1.00)%	03/20/2017		200	2	7	(5)
Bank of America NA	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	03/20/2017		700	(10)	3	(13)
	07/15/2017
Bank of America NA	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	06/20/2017		100	(1)		(1)
	07/15/2017
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	06/20/2017		200	(3)	(1)	(2)
	11/10/2015
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	03/20/2017		400	(7)	(1)	(6)
	11/10/2015
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	12/20/2017		100	(1)		(1)
	11/10/2015
Bank of America NA	Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		100	(2)	(1)	(1)
Bank of America NA	Standard Chartered Bank	(1.00)%	06/20/2017	EUR	100		2	(2)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	03/20/2017		$300	(8)	(4)	(4)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	09/20/2017		200	(6)	(5)	(1)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	03/20/2017		200	(5)	(4)	(1)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	06/20/2017		100	(3)	(2)	(1)
Bank of America NA	Wal-Mart Stores Inc; 5.88%;	(1.00)%	06/20/2017		200	(6)	(5)	(1)
	04/05/2027
Barclays Bank PLC	ABX.HE.AAA.07-1 BP	(0.09)%	08/25/2037		89	43	44	(1)
Barclays Bank PLC	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	06/20/2017	EUR	100		8	(8)
Barclays Bank PLC	EI Du Pont de Nemours; 5.25%;	(1.00)%	03/20/2018		$100	(2)	(2)
	12/15/2016
Barclays Bank PLC	Lockheed Martin Corp; 7.65%;	(1.00)%	03/20/2018		100	(2)	(1)	(1)
	05/01/2016
Barclays Bank PLC	Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		100	(2)	(1)	(1)
Barclays Bank PLC	Qwest; 7.20%; 11/10/2026	(1.00)%	03/20/2018		100
Barclays Bank PLC	Raytheon Co; 7.20%; 08/15/2027	(1.00)%	03/20/2018		100	(3)	(2)	(1)
Barclays Bank PLC	Yum Brands Inc; 6.25%; 03/15/2018	(1.00)%	12/20/2017		100	(3)	(2)	(1)
BNP Paribas	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	09/20/2017		300	(5)	(1)	(4)
BNP Paribas	DJ ITRAXX19SEN2	(1.00)%	06/20/2018	EUR	300	9	7	2
BNP Paribas	Lockheed Martin Corp; 7.65%;	(1.00)%	09/20/2017		$200	(5)	(3)	(2)
	05/01/2016
BNP Paribas	Newell Rubbermaid Inc; 6.25%;	(1.00)%	06/20/2018		100	(2)	(2)
	04/15/2018
BNP Paribas	UPS; 8.38%; 04/01/2030	(1.00)%	09/20/2017		200	(6)	(5)	(1)
Citigroup Inc	Brazilian Government International	(1.00)%	06/20/2018		5,000	230	32	198
	Bond; 12.25%; 03/06/2030
Citigroup Inc	CDX. 19. EM	(5.00)%	06/20/2018		550	(35)	(37)	2
Citigroup Inc	CDX. 19. EM. 5	(5.00)%	06/20/2018		8,000	(514)	(566)	52
Citigroup Inc	CDX. IG. 19	(1.00)%	12/20/2017		1,100	(12)	(5)	(7)
Citigroup Inc	ITRAXX. ASIA	(1.00)%	06/20/2018		5,000	137	19	118
Citigroup Inc	ITRAXX. SOVX	(1.00)%	06/20/2018		5,000	338	200	138
Citigroup Inc	ITX.CC.519	(1.00)%	06/20/2018		5,000	428	343	85
Credit Suisse	CDX. 19. IG. 1	(1.00)%	12/20/2017		1,200	(13)	(10)	(3)
Credit Suisse	CDX. 20. HY. 5	(5.00)%	06/20/2018		1,500	(59)	(97)	38
Credit Suisse	CDX. 20. HY. 5	(5.00)%	06/20/2018		700	(28)	(34)	6
Credit Suisse	CDX. 20. HY. 5	(5.00)%	06/20/2018		1,550	(60)	(45)	(15)
Credit Suisse	CDX. IG. 19	(1.00)%	12/20/2017		900	(10)	(3)	(7)
Credit Suisse	Ericsson LM Telefon AB; 5.38%;	(1.00)%	03/20/2018	EUR	100		2	(2)
	06/27/2017
Credit Suisse	Ericsson LM Telefon AB; 5.38%;	(1.00)%	09/20/2017		100	(1)	3	(4)
	06/27/2017
Credit Suisse	General Mills Inc; 5.7%; 02/15/2017	(1.00)%	06/20/2018		$1,400	(43)	(35)	(8)
Credit Suisse	HJ Heinz Co; 6.375%; 07/15/2028	(1.00)%	03/20/2018		1,300	20	38	(18)
Credit Suisse	ITRX.18.EUR	(5.00)%	12/20/2017	EUR	100	(16)	(16)
Credit Suisse	ITRX. EUR. S	(5.00)%	12/20/2017		600	(95)	(54)	(41)
Credit Suisse	Lockheed Martin Corp; 7.65%;	(1.00)%	09/20/2017		$100	(2)	(1)	(1)
	05/01/2016
Credit Suisse	McDonalds Corp; 5.80%; 10/15/2017	(1.00)%	09/20/2017		100	(4)	(3)	(1)
Credit Suisse	Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		200	(4)	(1)	(3)
Credit Suisse	Westvaco Corp; 7.95%; 02/15/2031	(1.00)%	12/20/2017		1,150	(3)	10	(13)
Credit Suisse	Whirlpool Corp; 7.75%; 07/15/2016	(1.00)%	12/20/2017		800	(4)	14	(18)
Deutsche Bank AG	Arrow Electronics Inc; 6.88%;	(1.00)%	03/20/2017		100	(1)		(1)
	06/01/2018

See accompanying notes.

114

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Credit Default Swaps (continued)

Buy Protection (continued)

		(Pay)/					Upfront	Unrealized
		Receive	Expiration	Notional			Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount		Fair Value Paid/(Received) (Depreciation)

Deutsche Bank AG	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	03/20/2017	EUR	200	$(1) $	7 $	(8)
Deutsche Bank AG	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	03/20/2018		100		1	(1)
Deutsche Bank AG	CDX. 20. HY. 5	(5.00)%	06/20/2018		$1,200	(46)	(71)	25
Deutsche Bank AG	DJ ITRAXX17SEN2	(1.00)%	06/20/2017	EUR	300	7	11	(4)
Deutsche Bank AG	DJ ITRAXX19SEN2	(1.00)%	06/20/2018		200	6	5	1
Deutsche Bank AG	Home Depot Inc; 5.88%; 12/16/2036	(1.00)%	06/20/2017		$100	(3)	(2)	(1)
Deutsche Bank AG	Honeywell International; 5.70%;	(1.00)%	09/20/2017		100	(4)	(3)	(1)
	03/15/2036
Deutsche Bank AG	Northrop Grumman Corp; 7.75%;	(1.00)%	09/20/2017		100	(3)	(2)	(1)
	02/15/2031
Deutsche Bank AG	Starwood Hotels; 6.75%; 05/15/2018	(1.00)%	03/20/2017		100	(2)		(2)
Deutsche Bank AG	Windstream Corp; 7.88%; 11/01/2017	(5.00)%	09/20/2018		425	(16)	(12)	(4)
Goldman Sachs & Co	ABX.HE.AAA.07-1 BP	(0.09)%	08/25/2037		89	43	44	(1)
Goldman Sachs & Co	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	03/20/2018		100	(1)	(1)
Goldman Sachs & Co	Cox Communications Inc; 6.80%;	(1.00)%	09/20/2017		100	(1)	(2)	1
	08/01/2028
Goldman Sachs & Co	Home Depot Inc; 5.88%; 12/16/2036	(1.00)%	12/20/2016		100	(2)	(1)	(1)
Goldman Sachs & Co	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	06/20/2017		100	(2)		(2)
	07/15/2017
Goldman Sachs & Co	Marriott International Inc; 5.81%;	(1.00)%	09/20/2017		100	(2)	1	(3)
	11/10/2015
Goldman Sachs & Co	McDonalds Corp; 5.80%; 10/15/2017	(1.00)%	09/20/2017		100	(4)	(3)	(1)
Goldman Sachs & Co	Newell Rubbermaid Inc; 6.25%;	(1.00)%	09/20/2017		100	(2)		(2)
	04/15/2018
Goldman Sachs & Co	Newell Rubbermaid Inc; 6.25%;	(1.00)%	03/20/2018		100	(2)	(1)	(1)
	04/15/2018
Goldman Sachs & Co	Stanley Works; 4.90%; 11/01/2012	(1.00)%	09/20/2017		100	(2)	(1)	(1)
Goldman Sachs & Co	Target Corp; 5.38%; 05/01/2017	(1.00)%	03/20/2018		100	(3)	(3)
JP Morgan Chase	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	06/20/2017	EUR	100		8	(8)
JP Morgan Chase	China Government International Bond;	(1.00)%	06/20/2018		$4,500	5	(44)	49
	4.25%; 10/28/2014
JP Morgan Chase	DJ ITRAXX16SEN2	(1.00)%	12/20/2016	EUR	200	5	8	(3)
JP Morgan Chase	Lockheed Martin Corp; 7.65%;	(1.00)%	06/20/2017		$100	(2)	(1)	(1)
	05/01/2016
JP Morgan Chase	Mexico Government International	(1.00)%	06/20/2018		4,000	55	(13)	68
	Bond; 5.95%; 03/19/2019
JP Morgan Chase	Northrop Grumman Corp; 7.75%;	(1.00)%	06/20/2017		100	(2)	(2)
	02/15/2031
JP Morgan Chase	Raytheon Co; 7.20%; 08/15/2027	(1.00)%	06/20/2017		100	(2)	(2)
JP Morgan Chase	Turkey Government International	(1.00)%	06/20/2018		3,500	210	40	170
	Bond; 11.875%; 01/15/2030
Merrill Lynch	Bank of Scotland PLC; 0.50%;	(1.00)%	06/20/2017	EUR	600	(11)	23	(34)
	05/10/2013
Merrill Lynch	CDX. 19. IG	(1.00)%	12/20/2017		$975	(11)	(7)	(4)
Merrill Lynch	CDX. IG. 19	(1.00)%	12/20/2017		350	(4)	(2)	(2)
Merrill Lynch	Electricite de France SA; 5.63%;	(1.00)%	12/20/2017	EUR	750	(16)	2	(18)
	02/21/2033
Merrill Lynch	Frontier Communications; 9.00%;	(5.00)%	09/20/2018		$425	(20)	(18)	(2)
	08/15/2031
Merrill Lynch	Iberdrola Finanzas SAU; 3.50%;	(1.00)%	09/20/2018	EUR	575	31	41	(10)
	06/22/2015
Merrill Lynch	ITRX. 18.EUR	(5.00)%	12/20/2017		400	(63)	(58)	(5)
Merrill Lynch	ITRX. 18.EUR	(5.00)%	12/20/2017		475	(75)	(47)	(28)
Merrill Lynch	ITRX. EUR. S	(5.00)%	06/20/2018		1,000	(162)	(140)	(22)
Merrill Lynch	ITRX. EUR. XOV	(5.00)%	12/20/2017		500	(31)	11	(42)
Merrill Lynch	Textron Financial Corp; 5.13%;	(1.00)%	03/20/2017		$700	(16)	(15)	(1)
	08/15/2014
Merrill Lynch	Westvaco Corp; 7.95%; 02/15/2031	(1.00)%	09/20/2017		200	(1)	2	(3)
UBS AG	DJ ITRAXX9EU 10YR Tranche 22-	(0.25)%	06/20/2018	EUR	1,800	24	11	13
	100
UBS AG	Marriott International Inc; 5.81%;	(1.00)%	03/20/2017		$100	(2)	(1)	(1)
	11/10/2015
UBS AG	Union Pacific Corp; 6.63%; 02/01/2029	(1.00)%	09/20/2017		100	(3)	(2)	(1)

Total						$110 $	(412) $	522

See accompanying notes.

115

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Credit Default Swaps (continued)

Sell Protection

		Implied
		Credit Spread	(Pay)/						Upfront	Unrealized
		as of August Receive		Expiration	Notional		Fair Value Premiums			Appreciation/
Counterparty (Issuer)	Reference Entity	31, 2013 (c) Fixed Rate		Date	Amount (a)		(b)	Paid/(Received) (Depreciation)

Citigroup Inc	KB Home; 9.10%;	3.87%	5.00%	09/20/2018		$425	$22		$23	$(1)
	09/15/2017
Credit Suisse	Energy Future	32.99%	5.00%	06/20/2018		750	(182)		(74)	(108)
	Intermediate Holding Co
	LLC / EFIH Finance Inc;
	11.25%; 12/01/2018
Credit Suisse	Energy Future	33.69%	5.00%	06/20/2015		750	(178)		(64)	(114)
	Intermediate Holding Co
	LLC / EFIH Finance Inc;
	11.25%; 12/01/2018
Credit Suisse	Telecom Italia SPA;	3.56%	1.00%	09/20/2018	EUR	325	(50)		(56)	6
	5.38%; 01/29/2019
Deutsche Bank AG	Berkshire Hathaway Inc;	1.15%	1.00%	09/20/2020		$100	(1)		(1)
	1.90%; 01/31/2017
Deutsche Bank AG	General Electric Capital	0.28%	1.00%	06/20/2014		100	1		1
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	Goldman Sachs Group	0.60%	1.00%	09/20/2014		200	1		1
	Inc; 5.95%; 01/18/2018
Deutsche Bank AG	Goldman Sachs Group	0.53%	1.00%	06/20/2014		200	1		1
	Inc; 5.95%; 01/18/2018
Deutsche Bank AG	Morgan Stanley; 6.00%;	0.59%	1.00%	06/20/2014		100
	04/28/2015
Merrill Lynch	International Lease	3.64%	5.00%	09/20/2018		425	26		29	(3)
	Finance Corp; 8.25%;
	12/15/2020

Total								$(360) $	(140)	$(220)

Amounts in thousands

Exchange Cleared Credit Default Swaps

Buy Protection

			(Pay)/
			Receive	Expiration	Notional				Unrealized Appreciation/
	Reference Entity		Fixed Rate	Date	Amount		Fair Value		(Depreciation)

	CDX. 20. HY		(5.00)%	06/20/2018		$3,000	$(117)	$		(32)
	CDX. 20. HY		(5.00)%	06/20/2018		6,500	(253)			(72)
	CDX. 20. IG		(1.00)%	06/20/2018		2,000	(15)			6
	CDX. 20. IG		(1.00)%	06/20/2018		11,000	(82)			(16)
	CDX. HY. 17.5Y		(5.00)%	12/20/2016		48	(3)			(1)
	CDX. HY19.5Y		(5.00)%	12/20/2017		350	(18)			(19)
	CDX. IG. 17.5Y		(1.00)%	12/20/2016		200	(3)			(3)
	CDX. NA. HY. 20		(5.00)%	06/20/2018		250	(10)
	CDX. NA. HY. 20		(5.00)%	06/20/2018		250	(10)			(1)
	CDX. NA. HY. 20		(5.00)%	06/20/2018		250	(10)
	CDX. NA. HY. 20		(5.00)%	06/20/2018		250	(10)
	CDX. NA. HY. 20		(5.00)%	06/20/2018		75	(3)
	DJ ITRAXX17EU2		(1.00)%	06/20/2017	EUR	10,000	(45)			(51)
	DJ ITRAXX17XOV2		(5.00)%	06/20/2017		300	(24)			(1)
	DJ ITRAXX18EU2		(1.00)%	12/20/2017		600	(1)			(4)
	DJ ITRAXX18XOV2		(5.00)%	12/20/2017		200	(12)			(4)
	DJ ITRAXX19EU2		(1.00)%	06/20/2018		800	3			(7)
	ITRAX. EUR. CR		(5.00)%	06/20/2018		3,500	(122)			(122)

Total							$(735)	$		(327)

Sell Protection

		Implied
		Credit Spread	(Pay)/
		as of August Receive		Expiration	Notional		Fair Value		Unrealized Appreciation/
	Reference Entity	31, 2013 (c) Fixed Rate		Date	Amount (a)		(b)		(Depreciation)

	CDX. NA. HY. 20	N/A	5.00%	06/20/2018		$325	$13	$		3
	CDX. NA. HY. 20	N/A	5.00%	06/20/2018		75	3			1
	CDX. NA. HY. 20	N/A	5.00%	06/20/2018		2,000	78			14

Total							$94	$		18

See accompanying notes.

116

Schedule of Investments Global Multi -Strategy Fund August 31, 2013

Credit Default Swaps and Exchange Cleared Credit Default Swaps (continued)

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $ 5,450 and 325 EUR.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Amounts in thousands

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept In Exchange For		Fair Value	Appreciation/(Depreciation)

Australian Dollar	Bank of America NA	09/03/2013	4,837,000 $	4,330	$ 4,305	$(25)
Australian Dollar	Royal Bank of Scotland PLC	09/18/2013	12,501,000	11,515	11,115	(400)
Brazilian Real	Bank of America NA	02/18/2014	89,477	43	36	(7)
Brazilian Real	Credit Suisse	09/26/2013	2,600,000	1,105	1,084	(21)
Brazilian Real	Credit Suisse	11/04/2013	150,915	65	62	(3)
Brazilian Real	JP Morgan Chase	10/02/2013	742,954	306	309	3
Brazilian Real	Royal Bank of Scotland PLC	09/18/2013	7,200,000	3,126	3,008	(118)
Brazilian Real	UBS AG	09/04/2013	742,954	324	311	(13)
British Pound Sterling	Barclays Bank PLC	09/12/2013	1,080,000	1,695	1,673	(22)
British Pound Sterling	Credit Suisse	09/03/2013	1,125,000	1,730	1,743	13
British Pound Sterling	Royal Bank of Scotland PLC	09/18/2013	8,752,000	13,526	13,561	35
British Pound Sterling	UBS AG	09/12/2013	250,000	392	387	(5)
Canadian Dollar	Royal Bank of Scotland PLC	09/16/2013	490,751	475	466	(9)
Canadian Dollar	Royal Bank of Scotland PLC	09/18/2013	9,785,000	9,442	9,288	(154)
Chilean Peso	Royal Bank of Scotland PLC	09/23/2013	69,899,000	138	137	(1)
Chinese Renminbi	UBS AG	10/17/2013	1,174,435	189	191	2
Colombian Peso	Royal Bank of Scotland PLC	09/18/2013	110,000,000	58	57	(1)
Czech Koruna	Royal Bank of Scotland PLC	09/18/2013	52,900,000	2,722	2,717	(5)
Danish Krone	Royal Bank of Scotland PLC	09/18/2013	1,123,000	199	199
Euro	Bank of America NA	09/03/2013	1,624,000	2,166	2,146	(20)
Euro	Bank of New York Mellon	09/27/2013	932,181	1,238	1,232	(6)
Euro	Deutsche Bank AG	09/17/2013	223,000	299	295	(4)
Euro	JP Morgan Chase	10/11/2013	108,000	141	143	2
Euro	Royal Bank of Scotland PLC	09/06/2013	384,416	513	508	(5)
Euro	Royal Bank of Scotland PLC	09/18/2013	24,135,000	31,771	31,898	127
Euro	Royal Bank of Scotland PLC	12/04/2013	225,363	300	298	(2)
Euro	Royal Bank of Scotland PLC	04/07/2014	6,963	9	9
Euro	UBS AG	09/03/2013	253,000	338	334	(4)
Hungarian Forint	Royal Bank of Scotland PLC	09/18/2013	1,142,000,000	5,022	5,009	(13)
Indian Rupee	Royal Bank of Scotland PLC	09/18/2013	118,743,000	1,970	1,791	(179)
Indonesian Rupiah	Royal Bank of Scotland PLC	09/18/2013	369,226,000	35	34	(1)
Israeli New Shekel	Royal Bank of Scotland PLC	09/18/2013	6,420,000	1,773	1,768	(5)
Japanese Yen	Bank of America NA	10/17/2013	57,500,000	590	586	(4)
Japanese Yen	Bank of New York Mellon	09/18/2013	22,950,000	234	234
Japanese Yen	Royal Bank of Scotland PLC	09/18/2013	2,221,789,000	22,667	22,632	(35)
Japanese Yen	UBS AG	09/18/2013	401,668,000	4,100	4,091	(9)
Malaysian Ringgit	Deutsche Bank AG	09/05/2013	5,600,000	1,697	1,705	8
Malaysian Ringgit	Royal Bank of Scotland PLC	09/18/2013	15,559,000	4,948	4,734	(214)
Mexican Peso	JP Morgan Chase	09/18/2013	81,613	6	6
Mexican Peso	Royal Bank of Scotland PLC	09/18/2013	66,579,000	5,184	4,978	(206)
New Taiwan Dollar	Royal Bank of Scotland PLC	09/18/2013	60,482,000	2,020	2,022	2
New Zealand Dollar	Royal Bank of Scotland PLC	09/18/2013	16,007,000	12,732	12,356	(376)
Norwegian Krone	Royal Bank of Scotland PLC	09/18/2013	61,575,000	10,490	10,058	(432)
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	09/18/2013	11,000	4	4
Philippine Peso	Deutsche Bank AG	09/03/2013	75,000,000	1,723	1,682	(41)
Philippine Peso	Deutsche Bank AG	10/03/2013	75,000,000	1,683	1,682	(1)
Philippine Peso	Royal Bank of Scotland PLC	09/18/2013	94,000,000	2,165	2,108	(57)
Polish Zloty	Royal Bank of Scotland PLC	09/18/2013	23,944,000	7,358	7,404	46
Russian Rouble	JP Morgan Chase	03/12/2014	5,212,550	160	156	(4)
Russian Rouble	Royal Bank of Scotland PLC	09/18/2013	45,915,000	1,418	1,374	(44)
Singapore Dollar	Royal Bank of Scotland PLC	09/18/2013	2,490,000	1,975	1,953	(22)

See accompanying notes.

117

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Foreign Currency Contracts (continued)

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept In Exchange For		Fair Value	Appreciation/(Depreciation)

South African Rand	Royal Bank of Scotland PLC	09/18/2013	42,500,000 $	4,180	$ 4,127	$(53)
South Korean Won	Royal Bank of Scotland PLC	09/23/2013	8,025,032,000	7,148	7,225	77
Swedish Krona	Royal Bank of Scotland PLC	09/18/2013	74,617,000	11,365	11,258	(107)
Swiss Franc	Royal Bank of Scotland PLC	09/18/2013	8,822,000	9,378	9,484	106
Thai Baht	Royal Bank of Scotland PLC	09/18/2013	841,000	27	26	(1)
Turkish Lira	Credit Suisse	10/09/2013	407,213	213	199	(14)
Turkish Lira	JP Morgan Chase	10/09/2013	865,851	451	422	(29)
Turkish Lira	Royal Bank of Scotland PLC	09/18/2013	12,205,000	6,208	5,975	(233)

Total						$(2,484)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)

Australian Dollar	Bank of America NA	09/03/2013	921,000 $	820	$ 820	$
Australian Dollar	Bank of America NA	10/02/2013	4,837,000	4,322	4,296	26
Australian Dollar	Deutsche Bank AG	09/03/2013	3,916,000	3,546	3,485	61
Australian Dollar	Royal Bank of Scotland PLC	09/18/2013	19,221,000	17,911	17,090	821
Brazilian Real	Bank of America NA	02/18/2014	89,477	43	36	7
Brazilian Real	Credit Suisse	09/26/2013	9,265,000	3,815	3,865	(50)
Brazilian Real	JP Morgan Chase	09/04/2013	742,954	308	311	(3)
Brazilian Real	Royal Bank of Scotland PLC	09/18/2013	12,922,000	5,835	5,399	436
British Pound Sterling	Bank of New York Mellon	09/18/2013	1,500	2	2
British Pound Sterling	BNP Paribas	09/12/2013	1,717,000	2,668	2,661	7
British Pound Sterling	Credit Suisse	09/03/2013	1,125,000	1,713	1,743	(30)
British Pound Sterling	Credit Suisse	09/04/2013	200,000	304	310	(6)
British Pound Sterling	Royal Bank of Scotland PLC	09/18/2013	13,163,000	20,125	20,395	(270)
Canadian Dollar	Barclays Bank PLC	09/23/2013	49,000	49	47	2
Canadian Dollar	Credit Suisse	09/23/2013	12,000	11	11
Canadian Dollar	Deutsche Bank AG	09/23/2013	11,000	10	10
Canadian Dollar	Royal Bank of Scotland PLC	09/16/2013	490,751	477	466	11
Canadian Dollar	Royal Bank of Scotland PLC	09/18/2013	20,239,000	19,476	19,210	266
Canadian Dollar	Royal Bank of Scotland PLC	10/04/2013	401,227	384	381	3
Canadian Dollar	Royal Bank of Scotland PLC	10/09/2013	490,751	476	466	10
Canadian Dollar	Royal Bank of Scotland PLC	12/18/2013	3,000	3	3
Chilean Peso	Deutsche Bank AG	09/09/2013	1,018,000,000	1,961	1,994	(33)
Chilean Peso	Royal Bank of Scotland PLC	09/23/2013	461,226,000	896	901	(5)
Colombian Peso	Royal Bank of Scotland PLC	09/18/2013	230,000,000	120	119	1
Czech Koruna	Royal Bank of Scotland PLC	09/18/2013	49,100,000	2,496	2,522	(26)
Danish Krone	Bank of New York Mellon	09/18/2013	11,250,000	2,016	1,994	22
Danish Krone	Royal Bank of Scotland PLC	09/18/2013	1,364,000	243	242	1
Euro	Bank of America NA	09/05/2013	226,173	300	299	1
Euro	Bank of America NA	10/02/2013	989,000	1,320	1,307	13
Euro	Bank of New York Mellon	09/03/2013	721,469	955	954	1
Euro	Bank of New York Mellon	09/18/2013	4,800,000	6,414	6,344	70
Euro	Bank of New York Mellon	09/27/2013	16,290,711	21,799	21,530	269
Euro	Citigroup Inc	09/16/2013	1,414,000	1,882	1,869	13
Euro	Credit Suisse	09/06/2013	560,000	744	740	4
Euro	Credit Suisse	09/09/2013	1,330,000	1,774	1,758	16
Euro	Credit Suisse	09/13/2013	1,147,000	1,530	1,516	14
Euro	Credit Suisse	10/01/2013	1,288,000	1,717	1,702	15
Euro	Deutsche Bank AG	09/17/2013	664,000	880	877	3
Euro	Deutsche Bank AG	09/30/2013	1,200,000	1,605	1,586	19
Euro	Goldman Sachs & Co	09/03/2013	575,000	758	760	(2)
Euro	JP Morgan Chase	09/03/2013	107,000	142	141	1
Euro	JP Morgan Chase	10/11/2013	108,000	131	143	(12)
Euro	Merrill Lynch	09/27/2013	470,000	629	621	8
Euro	Royal Bank of Scotland PLC	09/06/2013	384,416	504	508	(4)
Euro	Royal Bank of Scotland PLC	09/18/2013	10,949,047	14,441	14,471	(30)
Euro	Royal Bank of Scotland PLC	09/26/2013	416,913	557	551	6
Euro	Royal Bank of Scotland PLC	12/04/2013	225,363	295	298	(3)
Euro	Royal Bank of Scotland PLC	12/18/2013	7,000	9	9
Euro	Royal Bank of Scotland PLC	01/08/2014	328,370	437	434	3
Euro	Royal Bank of Scotland PLC	03/21/2014	420,099	560	556	4
Euro	Royal Bank of Scotland PLC	04/07/2014	1,500	2	2
Euro	Royal Bank of Scotland PLC	06/09/2014	22,000	28	29	(1)
Euro	Royal Bank of Scotland PLC	04/07/2015	1,500	2	2
Euro	Royal Bank of Scotland PLC	06/09/2015	22,000	28	29	(1)
Euro	Royal Bank of Scotland PLC	11/09/2015	9,222	12	12
Euro	Royal Bank of Scotland PLC	04/05/2016	1,500	2	2
Euro	Royal Bank of Scotland PLC	04/05/2017	1,500	2	2
Euro	UBS AG	09/03/2013	1,195,000	1,584	1,579	5

See accompanying notes.

118

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Foreign Currency Contracts (continued)

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)

Euro	UBS AG	09/05/2013	97,298 $	129	$ 129	$
Hong Kong Dollar	Royal Bank of Scotland PLC	09/18/2013	8,814,000	1,136	1,137		(1)
Hungarian Forint	Barclays Bank PLC	11/13/2013	187,071,498	826	817		9
Hungarian Forint	Royal Bank of Scotland PLC	09/18/2013	871,000,000	3,854	3,820		34
Indian Rupee	Royal Bank of Scotland PLC	09/18/2013	234,305,000	3,922	3,533		389
Indonesian Rupiah	Royal Bank of Scotland PLC	09/18/2013	6,307,112,000	605	577		28
Israeli New Shekel	Royal Bank of Scotland PLC	09/18/2013	4,900,000	1,348	1,349		(1)
Japanese Yen	Bank of America NA	10/17/2013	70,732,000	716	721		(5)
Japanese Yen	Bank of New York Mellon	09/18/2013	92,090,000	957	938		19
Japanese Yen	Barclays Bank PLC	09/18/2013	189,302,000	1,919	1,928		(9)
Japanese Yen	BNP Paribas	09/18/2013	3,075,379,000	32,268	31,327		941
Japanese Yen	Citigroup Inc	09/18/2013	214,591,735	2,252	2,186		66
Japanese Yen	Credit Suisse	09/12/2013	339,500,000	3,538	3,458		80
Japanese Yen	JP Morgan Chase	09/18/2013	380,000,000	3,804	3,871		(67)
Japanese Yen	JP Morgan Chase	10/17/2013	10,200,000	104	104
Japanese Yen	Royal Bank of Scotland PLC	09/18/2013	2,366,136,000	23,924	24,102		(178)
Japanese Yen	UBS AG	09/18/2013	153,320,000	1,531	1,562		(31)
Malaysian Ringgit	Deutsche Bank AG	09/05/2013	5,600,000	1,719	1,705		14
Malaysian Ringgit	Deutsche Bank AG	10/03/2013	5,600,000	1,693	1,703		(10)
Malaysian Ringgit	Royal Bank of Scotland PLC	09/18/2013	15,432,000	4,830	4,695		135
Mexican Peso	Credit Suisse	09/26/2013	22,600,000	1,718	1,689		29
Mexican Peso	Royal Bank of Scotland PLC	09/18/2013	56,786,000	4,379	4,246		133
New Taiwan Dollar	Royal Bank of Scotland PLC	09/18/2013	46,053,000	1,539	1,539
New Zealand Dollar	Citigroup Inc	09/03/2013	1,310,000	1,040	1,012		28
New Zealand Dollar	Citigroup Inc	10/03/2013	1,310,000	1,014	1,010		4
New Zealand Dollar	Royal Bank of Scotland PLC	09/18/2013	13,779,000	10,813	10,636		177
Norwegian Krone	Royal Bank of Scotland PLC	09/18/2013	55,657,000	9,250	9,091		159
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	09/18/2013	51,000	18	18
Philippine Peso	Royal Bank of Scotland PLC	09/18/2013	120,400,000	2,839	2,700		139
Polish Zloty	Royal Bank of Scotland PLC	09/18/2013	9,735,000	2,995	3,010		(15)
Russian Rouble	Bank of America NA	10/07/2013	1,851,275	57	55		2
Russian Rouble	Credit Suisse	03/12/2014	1,725,945	53	50		3
Russian Rouble	Royal Bank of Scotland PLC	09/18/2013	178,524,000	5,399	5,343		56
Russian Rouble	UBS AG	03/12/2014	3,477,000	106	101		5
Singapore Dollar	Royal Bank of Scotland PLC	09/18/2013	14,100,000	11,174	11,057		117
South African Rand	Credit Suisse	09/30/2013	17,500,000	1,671	1,697		(26)
South African Rand	Royal Bank of Scotland PLC	09/18/2013	67,320,000	6,677	6,537		140
South Korean Won	Royal Bank of Scotland PLC	09/23/2013	3,868,576,000	3,420	3,483		(63)
Swedish Krona	Royal Bank of Scotland PLC	09/18/2013	52,355,000	7,883	7,899		(16)
Swiss Franc	Credit Suisse	09/13/2013	105,000	114	113		1
Swiss Franc	Royal Bank of Scotland PLC	09/18/2013	10,579,000	11,237	11,373		(136)
Thai Baht	Royal Bank of Scotland PLC	09/18/2013	5,680,000	187	176		11
Turkish Lira	Credit Suisse	09/30/2013	3,400,000	1,662	1,662
Turkish Lira	Credit Suisse	10/01/2013	2,100,000	1,018	1,026		(8)
Turkish Lira	Credit Suisse	10/09/2013	1,273,318	689	621		68
Turkish Lira	Royal Bank of Scotland PLC	09/18/2013	12,999,000	6,781	6,361		420

Total							$4,304

Amounts in thousands except contracts

See accompanying notes.

119

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Futures Contracts

								Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value		Appreciation/(Depreciation)

3 Month Euro Swiss; December 2013	Short	14 $	3,761	$		3,761	$
3 Month Euro Swiss; March 2014	Short	16	4,296			4,297		(1)
90 Day Eurodollar; December 2013	Long	164	40,859			40,877		18
90 Day Eurodollar; December 2014	Short	17	4,220			4,220
90 Day Eurodollar; December 2015	Long	32	7,925			7,870		(55)
90 Day Eurodollar; June 2014	Long	77	19,162			19,164		2
90 Day Eurodollar; June 2015	Short	25	6,183			6,182		1
90 Day Eurodollar; March 2014	Long	115	28,638			28,647		9
90 Day Eurodollar; March 2015	Short	22	5,452			5,452
90 Day Eurodollar; September 2014	Short	12	2,982			2,983		(1)
90 Day Short Sterling; December 2013	Short	319	61,473			61,448		25
90 Day Short Sterling; December 2014	Short	26	4,994			4,993		1
90 Day Short Sterling; June 2014	Short	120	23,097			23,085		12
90 Day Short Sterling; June 2015	Short	29	5,559			5,555		4
90 Day Short Sterling; March 2014	Short	168	32,363			32,342		21
90 Day Short Sterling; March 2015	Short	28	5,373			5,371		2
90 Day Short Sterling; September 2014	Short	27	5,190			5,189		1
AEX Index; September 2013	Short	22	2,182			2,110		72
Aussie Bank Bill; December 2013	Short	4	3,535			3,539		(4)
Aussie Bank Bill; March 2014	Short	2	1,766			1,769		(3)
Australia 10 Year Bond; September 2013	Short	129	13,786			13,468		318
Australia 3 Year Bond; September 2013	Short	46	4,468			4,475		(7)
CAC40 Index; September 2013	Long	58	3,125			3,017		(108)
Canadian Bank Acceptance; December 2013	Short	1	234			234
Canadian Bank Acceptance; June 2014	Long	3	701			702		1
Canadian Bank Acceptance; March 2014	Short	4	936			937		(1)
DAX Index; September 2013	Long	6	1,623			1,609		(14)
DJ Euro Stoxx 50; September 2013	Short	105	3,784			3,784
DJ Euro Stoxx 50; September 2013	Long	92	3,399			3,316		(83)
E-Mini DJIA Index; September 2013	Short	1	74			74
eMini MSCI Emerging Markets; September 2013	Short	113	5,310			5,183		127
Euribor; December 2013	Long	49	16,145			16,143		(2)
Euribor; December 2014	Short	12	3,942			3,941		1
Euribor; June 2014	Long	6	1,976			1,974		(2)
Euribor; June 2015	Short	15	4,920			4,916		4
Euribor; March 2014	Long	16	5,269			5,267		(2)
Euribor; March 2015	Short	14	4,595			4,593		2
Euribor; September 2014	Short	12	3,945			3,944		1
Euro-Bund; December 2013	Short	55	10,073			10,080		(7)
Euro-OAT 10 Year; September 2013	Short	64	11,414			11,178		236
FTSE/MIB Index Future; September 2013	Short	12	1,300			1,323		(23)
FTSE100 Index; September 2013	Long	23	2,321			2,284		(37)
Hang Seng Index; September 2013	Long	3	423			417		(6)
HSCEI China Index; September 2013	Long	21	1,347			1,321		(26)
IBEX 35 Index; September 2013	Long	7	810			767		(43)
Japan Topix Index; September 2013	Long	38	4,387			4,267		(120)
Japan Topix Index; September 2013	Short	321	35,501			36,044		(543)
Japan Topix Index; September 2013	Short	7	829			786		43
KOSPI 200 Index; September 2013	Short	20	2,217			2,261		(44)
Mini Japan 10 Year Bond; September 2013	Short	13	1,891			1,911		(20)
MSCI Singapore Index; September 2013	Short	5	274			270		4
Nasdaq 100 E-Mini; September 2013	Long	12	732			738		6
Nikkei 225 Future; September 2013	Short	7	995			952		43
Russell 2000 Mini; September 2013	Short	75	7,605			7,576		29
Russell 2000 Mini; September 2013	Short	63	6,339			6,364		(25)
S&P 500 Emini; September 2013	Short	15	1,233			1,223		10
S&P 500 Emini; September 2013	Short	787	65,113			64,192		921
S&P 500 Emini; September 2013	Short	275	23,035			22,430		605

See accompanying notes.

120

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Futures Contracts (continued)

									Unrealized
Type			Long/Short	Contracts		Notional Value		Fair Value	Appreciation/(Depreciation)

S&P 500 Emini; September 2013			Short		86		$6,955 $	7,015	$(60)
S&P 500 Emini; September 2013			Short		138		11,495	11,256	239
S&P Mid 400 Emini; September 2013			Short		80		9,556	9,463	93
S&P Mid 400 Emini; September 2013			Long		4		483	473	(10)
S&P/TSE 60 Index; September 2013			Long		6		823	828	5
SGX CNX Nifty Index; September 2013			Short		118		1,297	1,285	12
South Africa All Share Index; September 2013			Long		46		1,627	1,685	58
SPI 200 Index; September 2013			Long		6		675	683	8
US 10 Year Note; December 2013			Short		64		7,971	7,954	17
US 10 Year Note; December 2013			Short		88		10,919	10,937	(18)
US 10 Year Note; September 2013			Short		100		12,619	12,534	85
US Long Bond; December 2013			Short		12		1,581	1,583	(2)
US Long Bond; December 2013			Long		4		518	528	10
US Ultra Bond; December 2013			Short		18		2,541	2,554	(13)
USD IRS 10 Year Prime; September 2013			Short		44		4,167	4,116	51

Total									$1,817

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
Counterparty		Receive	Fixed		Notional			Upfront Premiums	Unrealized
(Issuer)	Floating Rate Index Floating Rate Rate Expiration Date				Amount		Fair Value	Paid/(Received) Appreciation/(Depreciation)

Bank of America	Brazil Cetip	Pay	8.16%	01/02/2015	BRL	400	$ (4)	$	$(4)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.44%	01/02/2015		1,100	(6)	4	(10)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.60%	01/02/2017		1,000	(27)	(3)	(24)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.86%	01/02/2017		3,600	(77)	8	(85)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	10.41%	01/02/2017		1,400	(14)		(14)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.42%	01/02/2017		1,300	(36)	2	(38)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	10.46%	01/02/2017		3,500	(33)		(33)
NA	Interbank Deposit
Barclays Bank PLC	6 Month AUD BBR	Pay	4.75%	03/15/2018	AUD	3,100	147	12	135
	BBSW
Barclays Bank PLC Brazil Cetip		Pay	7.92%	01/02/2015	BRL	6,000	(65)	(1)	(64)
	Interbank Deposit
BNP Paribas	6 Month JPY	Receive	2.00%	12/21/2041	JPY	50,000	(15)	(29)	14
	LIBOR
BNP Paribas	Brazil Cetip	Pay	8.49%	01/02/2017	BRL	100	(3)		(3)
	Interbank Deposit
Credit Suisse	Brazil Cetip	Pay	8.50%	01/02/2017		700	(19)		(19)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.42%	01/02/2017		6,300	(175)		(175)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	9.21%	01/02/2017		100	(2)		(2)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.60%	01/02/2017		1,000	(27)	(3)	(24)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	7.62%	01/02/2015		1,800	(23)	(3)	(20)
	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.15%	01/02/2015		500	(5)		(5)
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.30%	01/02/2017		200	(6)		(6)
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.72%	01/02/2017		1,300	(33)	1	(34)
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	7.55%	01/02/2015		300	(3)		(3)
Co	Interbank Deposit
JP Morgan Chase	Brazil Cetip	Pay	7.89%	01/02/2015		1,100	(12)		(12)
	Interbank Deposit

See accompanying notes.

121

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Interest Rate Swaps (continued)

		(Pay)/
Counterparty		Receive	Fixed		Notional				Upfront Premiums		Unrealized
(Issuer)	Floating Rate Index Floating Rate		Rate	Expiration Date	Amount			Fair Value	Paid/(Received)		Appreciation/(Depreciation)

JP Morgan Chase	Brazil Cetip	Pay	9.01%	01/02/2017	BRL	3,500	$	(70)		$28	$(98)
	Interbank Deposit
UBS AG	6 Month AUD Bank	Pay	4.75%	12/14/2017	AUD	800		38		3	35
	Bill
UBS AG	6 Month AUD BBR	Pay	4.75%	12/15/2017		800		37		4	33
	BBSW
UBS AG	Brazil Cetip	Pay	8.59%	01/02/2017	BRL	1,000		(26)		2	(28)
	Interbank Deposit

Total							$	(459)		$25	$(484)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive	Fixed		Notional
	Floating Rate Index Floating Rate		Rate	Expiration Date	Amount			Fair Value	Unrealized Appreciation/(Depreciation)

	3 Month CAD Bank	Pay	2.50%	12/18/2023	CAD	1,200	$	(67)	$		(66)
	Bill
	3 Month CAD Bank	Pay	2.00%	06/16/2016		3,000		4			4
	Bill
	3 Month CAD Bank	Pay	2.63%	09/16/2043		500		82			73
	Bill
	3 Month LIBOR	Pay	0.75%	06/19/2017		$27,800		556			383
	3 Month LIBOR	Pay	3.00%	06/20/2023		2,800		(150)			(117)
	3 Month LIBOR	Pay	1.40%	03/20/2018		3,500		30			30
	3 Month LIBOR	Pay	1.92%	05/01/2023		400		34			34
	3 Month LIBOR	Pay	2.65%	07/31/2023		900		(22)			(17)
	6 Month AUD BBR	Pay	3.75%	03/15/2023	AUD	600		(26)			(23)
	BBSW
	6 Month AUD BBR	Pay	4.00%	03/15/2023		100		(2)			(3)
	BBSW
	6 Month AUD BBR	Pay	3.50%	03/15/2023		100		(6)			(4)
	BBSW
	6 Month AUD BBR	Pay	4.25%	03/15/2023		200		(1)			(2)
	BBSW
	6 Month EURIBOR	Pay	1.83%	06/21/2023	EUR	500		19			19
	6 Month JPY	Pay	2.00%	12/21/2041	JPY	50,000		(16)			24
	LIBOR
	6 Month JPY	Pay	1.00%	09/18/2023	680,000			(53)			(10)
	LIBOR

Total							$	382	$		325

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive						Upfront
Purchased Swaptions		Floating Rate Floating Exercise Expiration					Notional		Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date		Amount Paid/(Received) Value				Appreciation/(Depreciation)

Call - 10 Year	Bank of America NA	3 Month	Receive	2.38%	09/17/2013 $			2,500 $	38	$	$(38)
Interest Rate Swap		LIBOR
Call - 10 Year	Goldman Sachs & Co	3 Month	Receive	2.38%	09/17/2013			2,300	36		(36)
Interest Rate Swap		LIBOR
Call - 5 Year Interest Bank of America NA		3 Month	Receive	1.14%	09/06/2013			11,100	27		(27)
Rate Swap		LIBOR
Put - 10 Year Interest Deutsche Bank AG		3 Month	Receive	3.00%	03/12/2024			800	1	3	2
Rate Swap		LIBOR
Put - 30 Year Interest Bank of America NA		6 Month	Receive	3.09%	08/07/2014 EUR			700	21	33	12
Rate Swap		EURIBOR
Put - 30 Year Interest Deutsche Bank AG		6 Month	Receive	2.65%	08/07/2014			1,400	104	144	40
Rate Swap		EURIBOR
Put - 30 Year Interest JP Morgan Chase		6 Month	Receive	3.09%	08/07/2014			700	21	33	12
Rate Swap		EURIBOR

Total									$248	$213	$(35)

See accompanying notes.

122

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Interest Rate Swaptions (continued)

				Pay/
				Receive					Upfront
Written Swaptions		Floating Rate Floating Exercise Expiration						Notional	Premiums		Fair	Unrealized
Outstanding	Counterparty (Issuer)		Index	Rate	Rate	Date		Amount Paid/(Received) Value Appreciation/(Depreciation)

Put - 10 Year Interest Deutsche Bank AG			3 Month	Receive	3.50%	12/02/2013 $		2,100 $		(16)	$(14) $	2
Rate Swap			LIBOR
Put - 5 Year Interest	Bank of America NA		3 Month	Receive	1.65%	09/06/2013		11,100		(33)	(74)	(41)
Rate Swap			LIBOR
Put - 5 Year Interest	Bank of America NA		3 Month	Receive	1.25%	09/04/2013		400		(1)	(10)	(9)
Rate Swap			LIBOR
Put - 5 Year Interest	Deutsche Bank AG		3 Month	Receive	1.40%	09/04/2013		4,500		(15)	(81)	(66)
Rate Swap			LIBOR
Put - 5 Year Interest	Deutsche Bank AG		3 Month	Receive	1.25%	09/04/2013		300		(1)	(8)	(7)
Rate Swap			LIBOR
Put - 5 Year Interest	Goldman Sachs & Co		3 Month	Receive	1.50%	10/28/2013		10,800		(30)	(209)	(179)
Rate Swap			LIBOR

Total								$		(96)	$ (396) $	(300)

Amounts in thousands

Options

								Upfront Premiums				Unrealized
Purchased Options Outstanding		Exercise Price Expiration Date				Contracts		Paid/(Received)		Fair Value		Appreciation/(Depreciation)

Call - AUD versus USD		AUD	0 . 91	09/06/2013		1,108,000	$	6	$		1	$(5)
Call - USD versus CNY			$6 . 24	05/19/2014		1,129,000		12			8	(4)
Call - USD versus CNY			$6 . 39	04/10/2014		700,000		3			2	(1)
Call - USD versus CNY			$6 . 42	09/12/2013		300,000		3				(3)
Call - USD versus CNY			$6 . 42	09/12/2013		400,000		4				(4)
Call - USD versus CNY			$6 . 39	04/10/2014		700,000		3			2	(1)
Call - USD versus CNY			$6 . 41	02/27/2014		458,000		2			1	(1)
Call - USD versus CNY			$6 . 55	10/14/2013		500,000		3				(3)
Call - USD versus CNY			$6 . 40	01/15/2014		2,000,000		9			2	(7)
Call - USD versus CNY			$6 . 41	02/27/2014		665,000		2			1	(1)
Call - USD versus CNY			$6 . 25	06/05/2014		400,000		5			3	(2)
Call - USD versus CNY			$6 . 25	06/05/2014		700,000		8			5	(3)
Call - Visa Inc			$180 . 00	09/23/2013		97		61			18	(43)
Call - Visa Inc			$175 . 00	09/23/2013		67		61			26	(35)
Put - EUR versus USD		EUR	1 . 33	09/16/2013		630,000		14			10	(4)
Put - EUR versus USD		EUR	1 . 33	09/16/2013		630,000		14			10	(4)
Put - GBP versus USD		GBP	1 . 57	09/16/2013		1,050,000		26			23	(3)
Put - iShares MSCI EAFE ETF			$60 . 00	10/21/2013		622		77			122	45
Put - iShares MSCI Emerging Markets			$39 . 00	10/21/2013		530		70			100	30
ETF
Put - S&P 500 Index			$1,350 . 00	06/23/2014		825		5,061			2,609	(2,452)
Put - SPDR S&P 500 ETF Trust			$165 . 00	10/21/2013		129		43			61	18
Put - Sprint Nextel Corp			$10 . 00	01/20/2014		116		60			39	(21)
Put - USD versus BRL			$1 . 96	02/14/2014		172,000		2				(2)
Put - USD versus BRL			$1 . 96	02/14/2014		600,000		8				(8)
Put - USD versus BRL			$1 . 96	02/14/2014		200,000		3				(3)
Put - USD versus BRL			$1 . 96	02/14/2014		172,000		2				(2)
Put - USD versus CNY			$6 . 25	06/05/2014		400,000		5			5
Put - USD versus CNY			$6 . 42	09/12/2013		300,000		3			12	9
Put - USD versus CNY			$6 . 42	09/12/2013		400,000		4			16	12
Put - USD versus CNY			$6 . 25	06/05/2014		700,000		8			8
Put - USD versus CNY			$6 . 24	05/19/2014		1,129,000		12			13	1
Put - USD versus INR			$53 . 50	03/03/2014		219,000		3				(3)
Put - USD versus INR			$53 . 00	09/03/2013		219,000		2				(2)
Put - USD versus RUB			$30 . 00	02/14/2014		600,000		8				(8)
Put - USD versus RUB			$30 . 00	02/14/2014		1,100,000		15			1	(14)

Total							$	5,622	$		3,098	$(2,524)

								Upfront Premiums				Unrealized
Written Options Outstanding		Exercise Price Expiration Date				Contracts		Paid/(Received)		Fair Value		Appreciation/(Depreciation)

Call - S&P 500 Index			$1,850 .00	06/23/2014		415	$	(964)	$		(614) $	350
Call - Sprint Nextel Corp			$10 . 00	01/20/2014		116		(1)				1
Call - USD versus JPY			$103 . 90	10/25/2013		1,117,000		(11)			(4)	7
Call - USD versus JPY			$104 . 05	10/23/2013		543,000		(5)			(2)	3
Put - iShares MSCI Emerging Markets			$35 . 00	10/21/2013		530		(19)			(28)	(9)
ETF
Put - S&P 500 Index			$1,200 . 00	06/23/2014		825		(2,664)			(1,292)	1,372
Put - USD versus JPY			$95 . 65	10/22/2013		557,000		(5)			(5)

See accompanying notes.

123

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Options (continued)

						Upfront Premiums			Unrealized
Written Options Outstanding	Exercise Price Expiration Date				Contracts	Paid/(Received)	Fair Value		Appreciation/(Depreciation)

Put - USD versus JPY		$95 . 50	10/25/2013		1,117,000	$(10)		$(11) $	(1)
Put - USD versus JPY		$95 . 80	10/23/2013		1,115,000	(10)		(12)	(2)

Total						$(3,689)		$(1,968) $	1,721

Amounts in thousands except contracts

Credit Default Swaptions

							Upfront
Purchased Swaptions Counterparty			Buy/Sell Exercise Expiration			Notional	Premiums	Fair	Unrealized
Outstanding	(Issuer)	Reference Entity Protection		Rate	Date	Amount Paid/(Received) Value			Appreciation/(Depreciation)

Put - 5 Year Credit	Bank of America	CDX. HY. 20 5Y	Buy	100.50%	09/19/2013 $	700 $	10	$2	$(8)
Default Swap	NA
Put - 5 Year Credit	BNP Paribas	CDX. HY. 20 5Y	Buy	100.50%	09/19/2013	400	6		(6)
Default Swap

Total						$	16	$2	$(14)

							Upfront
Written Swaptions	Counterparty		Buy/Sell Exercise Expiration			Notional	Premiums	Fair	Unrealized
Outstanding	(Issuer)	Reference Entity Protection		Rate	Date	Amount Paid/(Received) Value			Appreciation/(Depreciation)

Put - 5 Year Credit	Bank of America	CDX. IG. 20 5Y	Sell	1.00%	09/19/2013 $	2,000 $	(5)	$(1) $	4
Default Swap	NA
Put - 5 Year Credit	Bank of America	CDX. IG. 20 5Y	Sell	1.00%	09/19/2013	1,500	(5)		5
Default Swap	NA
Put - 5 Year Credit	BNP Paribas	CDX. IG. 20 5Y	Sell	1.00%	09/19/2013	2,000	(6)		6
Default Swap

Total						$	(16)	$(1) $	15

Amounts in thousands

Synthetic Futures

									Unrealized
Counterparty (Issuer)	Reference Entity					Expiration Date	Notional Value		Appreciation/(Depreciation)

Bank of America NA	Canada 10 Year Bond Future; December 2013					12/31/2013 $		243	$2
Bank of America NA	Euro 30 Year Bond Future; September 2013					09/07/2013		(1,191)	32
Bank of America NA	Euro Bund 10 Year Bund Future; September 2013					09/07/2013		7,036	(125)
Bank of America NA	Euro-Bobl 5 Year Future; September 2013					09/07/2013		(2,499)	7
Bank of America NA	Euro-Schatz 2 Year Future; September 2013					09/07/2013		(12,010)	(2)
Bank of America NA	UK 10 Year Gilt Future; December 2013					12/31/2013		(11,600)	(161)
Bank of America NA	US 10 Year Note Future; December 2013					12/31/2013		12,431	(2)
Bank of America NA	US 2 Year Note Future; December 2013					01/06/2014		(4,394)	(1)
Bank of America NA	US 5 Year Note; December 2013					01/06/2014		(3,351)
Bank of America NA	US Long Bond Future; December 2013					12/31/2013		(1,049)	(6)
Morgan Stanley	Bovespa Index Future; October 2013					10/17/2013		(1,323)	26
Morgan Stanley	HSCEI China Index; September 2013					09/30/2013		389	(12)
Morgan Stanley	RTS Index Future; September 2013					09/17/2013		1,318	42
Morgan Stanley	Swiss Market Index Future; September 2013					09/23/2013		(3,180)	7

Total									$(193)

Amounts in thousands

Total Return Equity Basket Swaps

									Unrealized
Counterparty	Fund Pays		Fund Receives			Expiration Date	Fair Value		Appreciation/(Depreciation)

Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of			01/20/2014	$1,133	$	509
	month LIBOR plus/less		long and short securities traded in
	spread			GBP
Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of			09/20/2013		727	(195)
	week EUR LIBOR		long and short French securities
	plus/less spread
Morgan Stanley	Floating rate based on 1		Total return on a custom basket of			08/07/2015	4,577		(213)
	month LIBOR plus/less		long and short securities traded in JPY
	spread
Morgan Stanley	Floating rate based on 1		Total return on a custom basket of			08/07/2015	(7,979)		(10)
	month Euribor plus/less		long and short securities traded in
	spread			EUR
Morgan Stanley	Floating rate based on 1		Total return on a custom basket of			08/07/2015	(7,595)		127
	month LIBOR plus/less		long and short securities traded in
	spread			USD

See accompanying notes.

124

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Total Return Equity Basket Swaps (continued)

						Unrealized
Counterparty	Fund Pays		Fund Receives	Expiration Date	Fair Value	Appreciation/(Depreciation)

Morgan Stanley	Floating rate based on 1	Total return on a custom basket of		08/07/2015	$9,596	$185
	month LIBOR plus/less	long and short securities traded in
	spread		GBP

Total					$459	$403

Amounts in thousands

Reverse Repurchase Agreements

Counterparty		Coupon Rate	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements

Barclays Bank PLC		(0.07%)	10/31/2013	$1,764	$	(1,764)
Barclays Bank PLC		(0.05%)	10/31/2013	2,145		(2,145)
Barclays Bank PLC		(0.05%)	10/24/2013	780		(780)
Barclays Bank PLC		(0.05%)	10/24/2013	877		(877)
Barclays Bank PLC		(0.05%)	10/31/2013	877		(877)
Barclays Bank PLC		(0.95%)	10/28/2014	1,022		(1,024)
Barclays Bank PLC		(0.05%)	9/30/2013	975		(975)
Barclays Bank PLC		(0.05%)	9/3/2013	1,950		(1,950)
Barclays Bank PLC		(0.75%)	10/28/2014	1,033		(1,034)
JP Morgan Chase		(0.22%)	9/3/2013	794		(794)

Total					$	(12,220)

Amounts in thousands

See accompanying notes.

125

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Short Sales Outstanding

COMMON STOCKS - (21.87)%	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Advertising - (0.07)%			Automobile Parts & Equipment (continued)
Lamar Advertising Co (a)	6,100	$257	Toyota Industries Corp	2,900	$117

Publicis Groupe SA	6,963	518			$2,583

		$775	Banks - (0.86)%

Aerospace & Defense - (0.26)%			Aozora Bank Ltd	10,770	31
B/E Aerospace Inc (a)	16,387	1,117	Bank of America Corp	15,000	212
Boeing Co/The	8,318	864	Bank of Hawaii Corp	800	41
Finmeccanica SpA (a)	37,030	190	Bank of New York Mellon Corp/The	1,100	33
L-3 Communications Holdings Inc	1,621	146	Banner Corp	10,916	374
Lockheed Martin Corp	200	25	BB&T Corp	500	17
Rockwell Collins Inc	4,300	304	CapitalSource Inc	8,100	93
Spirit Aerosystems Holdings Inc (a)	1,500	34	City National Corp/CA	500	33
Triumph Group Inc	3,092	223	Comerica Inc	17,830	728
United Technologies Corp	399	40	Commerzbank AG (a)	22,539	262

		$2,943	Credit Suisse Group AG (a)	14,373	414

			Cullen/Frost Bankers Inc	900	64
Agriculture - (0.07)%			Deutsche Bank AG	4,453	193
Archer-Daniels-Midland Co	14,715	518	First Horizon National Corp	22,300	247
Lorillard Inc	1,300	55	FirstMerit Corp	11,957	253
Philip Morris International Inc	2,299	192	Hancock Holding Co	23,658	761

Universal Corp/VA	400	19	M&T Bank Corp	9,389	1,064

		$784	MB Financial Inc	95	2

Airlines - (0.05)%			Mizuho Financial Group Inc	41,600	84
JetBlue Airways Corp (a)	66,298	408	PacWest Bancorp	46,565	1,548
United Continental Holdings Inc (a)	3,800	108	Prosperity Bancshares Inc	600	36

		$516	Regions Financial Corp	66,555	626

			Signature Bank/New York NY (a)	899	79
Apparel - (0.62)%			Sumitomo Mitsui Trust Holdings Inc	38,000	164
Asics Corp	8,319	145	Suruga Bank Ltd	3,000	47
Coach Inc	36,733	1,940	SVB Financial Group (a)	2,800	232
Deckers Outdoor Corp (a)	5,800	341	Svenska Handelsbanken AB	3,659	157
Hanesbrands Inc	1,000	60	Synovus Financial Corp	151,800	484
Hugo Boss AG	332	40	TCF Financial Corp	16,600	233
Nike Inc	14,481	910	UBS AG (a)	7,635	148
Ralph Lauren Corp	4,239	701	Valley National Bancorp	5,900	59
Tod's SpA	897	160	Webster Financial Corp	400	11
Under Armour Inc (a)	26,757	1,944	Westamerica Bancorporation	9,154	431
VF Corp	3,560	666	Zions Bancorporation	20,400	571

Wolverine World Wide Inc	1,600	90			$9,732

		$6,997

			Beverages - (0.23)%
Automobile Manufacturers - (0.18)%			Coca-Cola Co/The	7,400	283
Bayerische Motoren Werke AG	2,085	197	Constellation Brands Inc (a)	5,216	283
Daimler AG	4,460	306	Green Mountain Coffee Roasters Inc (a)	6,704	579
Fiat Industrial SpA	7,845	94	Heineken NV	227	16
Fiat Industrial SpA - Rights (a)	7,845		Monster Beverage Corp (a)	23,137	1,327
General Motors Co (a)	2,288	78	PepsiCo Inc	1,400	112
Honda Motor Co Ltd	4,100	147	Sapporo Holdings Ltd	629	2

Mazda Motor Corp (a)	17,600	70			$2,602

Mitsubishi Motors Corp (a)	3,173	33
Navistar International Corp (a)	12,900	442	Biotechnology - (0.42)%
Nissan Motor Co Ltd	36,300	359	Acorda Therapeutics Inc (a)	6,440	218
Scania AB	4,986	99	Alexion Pharmaceuticals Inc (a)	2,680	289
Toyota Motor Corp	2,900	174	Cubist Pharmaceuticals Inc (a)	1,400	89
Volvo AB - B Shares	4,022	58	Exelixis Inc (a)	31,624	158

			Gilead Sciences Inc (a)	41,404	2,495
		$2,057	Regeneron Pharmaceuticals Inc (a)	5,900	1,429

Automobile Parts & Equipment - (0.23)%			United Therapeutics Corp (a)	800	57

BorgWarner Inc	9,139	883			$4,735

Dana Holding Corp	4,500	94
Johnson Controls Inc	7,400	300	Building Materials - (0.27)%
NGK Insulators Ltd	19,000	262	Asahi Glass Co Ltd	26,000	151
NOK Corp	3,800	55	Cemex SAB de CV ADR (a)	70,800	796
Nokian Renkaat OYJ	11,956	558	Daikin Industries Ltd	6,500	311
Pirelli & C. SpA	14,841	175	Eagle Materials Inc	2,270	146
Sumitomo Rubber Industries Ltd	700	10	Fortune Brands Home & Security Inc	3,514	130
Tenneco Inc (a)	2,800	129	Geberit AG	215	52
			Holcim Ltd (a)	537	36

See accompanying notes.

126

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Building Materials (continued)			Commercial Services (continued)
LIXIL Group Corp	9,000	$181	H&R Block Inc	4,471	$125
Martin Marietta Materials Inc	3,500	336	Hertz Global Holdings Inc (a)	16,600	399
Nippon Sheet Glass Co Ltd (a)	50,072	54	Iron Mountain Inc	4,896	126
Owens Corning Inc (a)	8,100	303	Manpowergroup Inc	7,711	500
Rinnai Corp	800	56	Monster Worldwide Inc (a)	37,500	169
Taiheiyo Cement Corp	131,077	489	Moody's Corp	8,693	553

		$3,041	Paychex Inc	100	4

			Quanta Services Inc (a)	27,370	716
Chemicals - (0.72)%			Randstad Holding NV	3,777	175
Air Products & Chemicals Inc	1,000	102	Rent-A-Center Inc/TX	3,800	143
Air Water Inc	2,000	27	SAIC Inc	1,900	29
Airgas Inc	100	10	Sotheby's	4,567	211
Albemarle Corp	900	56	Strayer Education Inc	2,900	116
American Vanguard Corp	18,324	460	Towers Watson & Co	14,923	1,227
Ashland Inc	2,900	253	Western Union Co/The	37,100	650

BASF SE	1,305	114			$8,104

CF Industries Holdings Inc	1,475	281
Clariant AG (a)	15,575	252	Computers - (0.48)%
Dow Chemical Co/The	13,399	501	Accenture PLC - Class A	4,739	343
Eastman Chemical Co	6,496	494	Apple Inc	2,200	1,071
Ecolab Inc	3,700	338	CACI International Inc (a)	2,100	142
EI du Pont de Nemours & Co	12,493	707	Cognizant Technology Solutions Corp (a)	5,300	388
Givaudan SA (a)	118	159	Dell Inc	6,000	83
Intrepid Potash Inc	33,100	412	Diebold Inc	1,400	40
K+S AG	10,806	263	EMC Corp/MA	6,400	165
Kansai Paint Co Ltd	6,000	69	Fortinet Inc (a)	100	2
Kuraray Co Ltd	1,900	21	IHS Inc (a)	1,700	182
LANXESS AG	588	38	International Business Machines Corp	500	91
Linde AG	121	23	Lexmark International Inc	2,200	75
LyondellBasell Industries NV	11,696	821	MICROS Systems Inc (a)	4,200	205
Mitsubishi Gas Chemical Co Inc	25,000	200	NetApp Inc	2,900	121
Mitsui Chemicals Inc	67,122	178	Nomura Research Institute Ltd	1,300	40
Mosaic Co/The	8,800	366	NTT Data Corp	17	61
Novozymes A/S	13,609	495	Riverbed Technology Inc (a)	6,188	96
PPG Industries Inc	2,050	320	SanDisk Corp	7,553	416
Praxair Inc	1,200	141	Seagate Technology PLC	8,240	316
Showa Denko KK	46,966	59	TDK Corp	5,900	212
Sigma-Aldrich Corp	399	33	Teradata Corp (a)	10,717	627
Sumitomo Chemical Co Ltd	102,033	368	Western Digital Corp	11,790	731

Symrise AG	1,292	57			$5,407

Taiyo Nippon Sanso Corp	27,935	182
Tokai Carbon Co Ltd	36,000	106	Consumer Products - (0.09)%
Tokuyama Corp	17,963	63	Church & Dwight Co Inc	5,440	323
Wacker Chemie AG	450	44	Clorox Co/The	900	75
Zeon Corp	3,000	35	Husqvarna AB	35,624	224

		$8,048	Scotts Miracle-Gro Co/The	6,496	342

					$964

Coal - (0.14)%
Arch Coal Inc	52,200	233	Cosmetics & Personal Care - (0.06)%
Cloud Peak Energy Inc (a)	11,840	187	Avon Products Inc	12,699	251
Consol Energy Inc	25,400	793	Estee Lauder Cos Inc/The	3,532	231
Peabody Energy Corp	486	8	Oriflame Cosmetics SA	435	13
Walter Energy Inc	24,977	323	Shiseido Co Ltd	2,100	33

		$1,544	Unicharm Corp	2,200	114

					$642

Commercial Services - (0.71)%
Abertis Infraestructuras SA	8,820	156	Distribution & Wholesale - (0.34)%
Adecco SA (a)	1,089	69	Fastenal Co	34,108	1,500
			Fossil Group Inc (a)	4,496	522
Alliance Data Systems Corp (a)	1,700	333
Apollo Group Inc (a)	14,700	273	Mitsubishi Corp	1,700	32
Atlantia SpA	10,035	181	Watsco Inc	1,200	108
			WESCO International Inc (a)	2,400	177
Avis Budget Group Inc (a)	35,385	947

Chemed Corp	500	35	WW Grainger Inc	6,282	1,554

Cintas Corp	8,250	394			$3,893

DeVry Inc	6,800	204	Diversified Financial Services - (0.79)%
FTI Consulting Inc (a)	10,600	355	Acom Co Ltd (a)	2,445	61
Global Payments Inc	300	14	AEON Financial Service Co Ltd	6,700	179

See accompanying notes.

127

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Diversified Financial Services (continued)			Electrical Components & Equipment (continued)
American Express Co	4,800	$345	GS Yuasa Corp	84,355	$415
BlackRock Inc	2,826	736	Hubbell Inc	3,470	352
CBOE Holdings Inc	10,485	481	Nidec Corp	7,200	538
Charles Schwab Corp/The	79,431	1,659	Schneider Electric SA	1,623	124
Credit Saison Co Ltd	5,191	119	SunPower Corp (a)	11,629	250

E*Trade Financial Corp (a)	4,900	69			$3,330

Federated Investors Inc	1,600	43
Financial Engines Inc	15,122	808	Electronics - (0.42)%
Franklin Resources Inc	1,797	83	Advantest Corp	29,891	365
Greenhill & Co Inc	11,426	541	Amphenol Corp	7,119	539
IntercontinentalExchange Inc (a)	4,127	742	Anritsu Corp	2,400	29
Julius Baer Group Ltd (a)	5,520	243	Dainippon Screen Manufacturing Co Ltd	36,000	169
Legg Mason Inc	4,815	157	FLIR Systems Inc	18,080	565
MarketAxess Holdings Inc	10,282	522	Garmin Ltd	2,000	82
Stifel Financial Corp (a)	4,800	192	Gentex Corp/MI	13,000	293
T Rowe Price Group Inc	14,237	998	Ibiden Co Ltd	4,300	62
Virtus Investment Partners Inc (a)	3,057	533	Jabil Circuit Inc	39,434	900
			Mettler-Toledo International Inc (a)	600	132
Visa Inc	700	122
Waddell & Reed Financial Inc	1,952	93	Minebea Co Ltd	54,263	232

		$8,726	Murata Manufacturing Co Ltd	3,775	257

			Nippon Electric Glass Co Ltd	13,000	67
Electric - (0.55)%			Sensata Technologies Holding NV (a)	3,200	119
A2A SpA	97,864	85	Toshiba Corp	22,443	88
AES Corp/VA	22,660	288	Trimble Navigation Ltd (a)	7,000	177
Black Hills Corp	3,800	182	Woodward Inc	4,299	166
Calpine Corp (a)	2,000	39	Yaskawa Electric Corp	25,900	305

Chugoku Electric Power Co Inc/The	1,200	16			$4,547

CMS Energy Corp	800	21
Consolidated Edison Inc	1,950	110	Engineering & Construction - (0.13)%
Dominion Resources Inc/VA	6,939	405	Acciona SA	5,011	256
Edison International	4,394	202	Aker Solutions ASA	2,932	44
Electric Power Development Co Ltd	2,800	86	Fluor Corp	7,368	467
Exelon Corp	36,847	1,123	Fraport AG Frankfurt Airport Services	2,934	189
FirstEnergy Corp	4,200	157	Worldwide
			Jacobs Engineering Group Inc (a)	6,809	397

Great Plains Energy Inc	1,900	42
Hawaiian Electric Industries Inc	900	22			$1,353

Hokkaido Electric Power Co Inc	11,200	131	Entertainment - (0.05)%
Hokuriku Electric Power Co	3,500	46	Bally Technologies Inc (a)	3,600	260
ITC Holdings Corp	1,200	107	Dolby Laboratories Inc	689	22
Kyushu Electric Power Co Inc	13,100	169	DreamWorks Animation SKG Inc (a)	5,600	158
MDU Resources Group Inc	1,800	48	Oriental Land Co Ltd/Japan	300	48
NextEra Energy Inc	1,323	106	Penn National Gaming Inc (a)	600	32
Northeast Utilities	7,222	296	Vail Resorts Inc	1,000	68

NorthWestern Corp	5,125	206			$588

NRG Energy Inc	5,300	139
OGE Energy Corp	10,104	356	Environmental Control - (0.06)%
Pepco Holdings Inc	300	6	Calgon Carbon Corp (a)	24,755	426
Pinnacle West Capital Corp	12,715	690	Clean Harbors Inc (a)	1,300	74
PPL Corp	5,800	178	Darling International Inc (a)	600	12
Red Electrica Corp SA	1,357	70	Republic Services Inc	1,400	45
RWE AG	5,266	145	Stericycle Inc (a)	700	79
SCANA Corp	200	10	Waste Connections Inc	800	34
Shikoku Electric Power Co Inc	20,393	316	Waste Management Inc	100	4

Southern Co/The	4,100	171			$674

TECO Energy Inc	2,400	40	Food - (0.38)%
Terna Rete Elettrica Nazionale SpA	12,578	54	Campbell Soup Co	2,300	99

Westar Energy Inc	2,400	75	Delhaize Group SA	1,024	66

		$6,137	Flowers Foods Inc	7,100	148

Electrical Components & Equipment - (0.29)%			General Mills Inc	137	7
Acuity Brands Inc	299	26	Hain Celestial Group Inc (a)	3,799	311
AMETEK Inc	600	25	Hershey Co/The	2,130	196
Emerson Electric Co	2,100	127	Hormel Foods Corp	9,349	387
Energizer Holdings Inc	2,608	258	Ingredion Inc	7,390	465
Furukawa Electric Co Ltd	28,000	56	Kellogg Co	2,000	121
General Cable Corp	31,485	961	Kikkoman Corp	7,000	119
GrafTech International Ltd (a)	25,299	198	Marine Harvest ASA	90,762	84

See accompanying notes.

128

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Food (continued)			Healthcare - Services (continued)
McCormick & Co Inc/MD	1,000	$68	Centene Corp (a)	1,360	$78
Metro AG	2,410	88	Cigna Corp	13,845	1,089
Nissin Foods Holdings Co Ltd	1,382	54	Community Health Systems Inc	3,232	127
SUPERVALU Inc (a)	8,100	58	Fresenius Medical Care AG & Co KGaA	4,133	268
Sysco Corp	2,200	70	HealthSouth Corp	3,300	104
TreeHouse Foods Inc (a)	1,300	85	Humana Inc	10,676	983
Tyson Foods Inc	34,262	992	Laboratory Corp of America Holdings (a)	2,000	191
United Natural Foods Inc (a)	1,300	79	LifePoint Hospitals Inc (a)	1,500	68
Whole Foods Market Inc	11,844	625	Mednax Inc (a)	5,504	536
Yakult Honsha Co Ltd	1,400	59	Quest Diagnostics Inc	1,600	94

		$4,181	Tenet Healthcare Corp (a)	11,965	467

			UnitedHealth Group Inc	16,922	1,214
Forest Products & Paper - (0.01)%			WellPoint Inc	200	17

Domtar Corp	700	46			$6,594

Hokuetsu Kishu Paper Co Ltd	1,500	6
International Paper Co	1,100	52	Holding Companies - Diversified - (0.05)%
Oji Holdings Corp	8,000	32	Leucadia National Corp	21,794	543

		$136

Gas - (0.03)%			Home Builders - (0.17)%
AGL Resources Inc	2,920	128	DR Horton Inc	3,500	63
Snam SpA	6,246	29	Lennar Corp	45,493	1,447
WGL Holdings Inc	4,388	183	NVR Inc (a)	255	218

		$340	Standard Pacific Corp (a)	17,080	122

					$1,850

Hand & Machine Tools - (0.24)%
Disco Corp	4,200	246	Home Furnishings - (0.03)%
Kennametal Inc	2,100	89	Sharp Corp/Japan (a)	34,763	135
Lincoln Electric Holdings Inc	8,646	541	Sony Corp	4,700	93
Makita Corp	6,600	347	Tempur Sealy International Inc (a)	2,000	77

Mori Seiki Co Ltd	26,600	363			$305

Sandvik AB	17,382	232
SMC Corp/Japan	1,400	292	Insurance - (0.54)%
			Aflac Inc	3,700	214
Snap-on Inc	3,667	343	Alleghany Corp (a)	1,323	512

Stanley Black & Decker Inc	2,200	187	Allianz SE	504	72

		$2,640	Arch Capital Group Ltd (a)	2,600	139

Healthcare - Products - (0.61)%			Aspen Insurance Holdings Ltd	9,951	354
Abaxis Inc	4,860	190	Assured Guaranty Ltd	9,900	197
Alere Inc (a)	5,100	159	Cincinnati Financial Corp	6,800	311
Baxter International Inc	200	14	Dai-ichi Life Insurance Co Ltd/The	12	16
Cepheid Inc (a)	11,500	411	Fidelity National Financial Inc	6,106	145
Cooper Cos Inc/The	1,844	241	Genworth Financial Inc (a)	14,070	166
Cynosure Inc (a)	11,001	252	Hannover Rueck SE	151	10
DENTSPLY International Inc	4,100	172	Lincoln National Corp	10,115	425
Edwards Lifesciences Corp (a)	12,840	904	Markel Corp (a)	300	153
Elekta AB	18,713	294	MetLife Inc	15,254	704
Hologic Inc (a)	12,200	260	MGIC Investment Corp (a)	35,814	259
Hospira Inc (a)	7,200	281	Old Republic International Corp	4,200	60
IDEXX Laboratories Inc (a)	3,360	315	Progressive Corp/The	16,800	421
Intuitive Surgical Inc (a)	1,800	696	Prudential Financial Inc	9,447	707
Luxottica Group SpA	2,792	145	Radian Group Inc	7,830	106
Masimo Corp	4,400	109	Reinsurance Group of America Inc	14,054	911
Shimadzu Corp	3,000	26	Storebrand ASA (a)	18,731	105
Sonova Holding AG (a)	2,516	278	WR Berkley Corp	1,399	57

St Jude Medical Inc	9,214	464			$6,044

Stryker Corp	800	53
Sysmex Corp	900	52	Internet - (1.17)%
Techne Corp	5,561	431	CyberAgent Inc	41	105
			Dena Co Ltd	4,900	96
Terumo Corp	5,800	277	eBay Inc (a)	14,518	726
Varian Medical Systems Inc (a)	9,201	648
			Equinix Inc (a)	18,682	3,246
Volcano Corp (a)	9,800	210

			F5 Networks Inc (a)	4,980	415
		$6,882	Google Inc (a)	100	85

Healthcare - Services - (0.59)%			Kakaku. com Inc	20,736	379
Aetna Inc	5,501	349	priceline. com Inc (a)	1,601	1,502
Air Methods Corp	21,612	884	Rackspace Hosting Inc (a)	26,730	1,198
Brookdale Senior Living Inc (a)	5,000	125	Rakuten Inc	36,800	451

See accompanying notes.

129

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Internet (continued)			Machinery - Diversified (continued)
Start Today Co Ltd	9,499	$212	Roper Industries Inc	1,200	$148

Trend Micro Inc/Japan	700	24			$5,543

TripAdvisor Inc (a)	10,477	775
ValueClick Inc (a)	11,123	235	Media - (0.17)%
VeriSign Inc (a)	70,458	3,382	Cablevision Systems Corp	4,100	73
Web.com Group Inc (a)	3,774	106	CBS Corp	7,305	373
			Discovery Communications Inc - A Shares (a)	2,400	186
Yahoo Japan Corp	504	248

		$13,185	FactSet Research Systems Inc	1,100	113

			Gannett Co Inc	4,500	109
Investment Companies - (0.01)%			Liberty Global PLC - A Shares (a)	4,800	373
Ares Capital Corp	7,410	130	Mediaset Espana Comunicacion SA (a)	4,737	46
			Mediaset SpA (a)	54,820	225
			Modern Times Group AB	1,425	65
Iron & Steel - (0.34)%			Schibsted ASA	290	14
Allegheny Technologies Inc	12,000	321	Scripps Networks Interactive Inc	1,199	88
ArcelorMittal	53,921	690	Sky Deutschland AG (a)	23,710	198

Cliffs Natural Resources Inc	28,958	604
Hitachi Metals Ltd	34,000	405			$1,863

JFE Holdings Inc	10,400	228	Metal Fabrication & Hardware - (0.20)%
Kobe Steel Ltd	170,275	269	Assa Abloy AB	5,923	252
Nippon Steel & Sumitomo Metal Corp	60,824	172	Nachi-Fujikoshi Corp	47,000	231
Nucor Corp	4,300	196	NTN Corp	113,420	415
Reliance Steel & Aluminum Co	9,335	623	Precision Castparts Corp	2,287	483
Salzgitter AG	1,482	56	SKF AB	630	16
SSAB AB - A Shares	34,007	237	Tenaris SA	15,710	348
United States Steel Corp	549	10	Timken Co	10,056	564

		$3,811			$2,309

Leisure Products & Services - (0.29)%			Mining - (0.25)%
Carnival Corp	31,570	1,139	Alcoa Inc	91,547	705
Harley-Davidson Inc	1,900	114	Compass Minerals International Inc	5,060	373
Life Time Fitness Inc (a)	5,900	295	Freeport-McMoRan Copper & Gold Inc	27,600	834
Polaris Industries Inc	9,189	1,003	Kaiser Aluminum Corp	3,441	238
Shimano Inc	1,100	91	Newmont Mining Corp	7,270	231
WMS Industries Inc (a)	8,908	229	Norsk Hydro ASA	41,888	168
Yamaha Motor Co Ltd	27,096	349	OSAKA Titanium Technologies Co	1,000	20

		$3,220	Royal Gold Inc	2,470	143

			Stillwater Mining Co (a)	6,503	74
Lodging - (0.06)%			Toho Titanium Co Ltd	8,300	61

Las Vegas Sands Corp	7,851	442
Marriott International Inc/DE	3,600	144			$2,847

Wynn Resorts Ltd	769	109	Miscellaneous Manufacturing - (0.29)%

		$695	Actuant Corp	3,700	132

			Alfa Laval AB	4,631	100
Machinery - Construction & Mining - (0.16)%			Aptargroup Inc	11,514	677
Atlas Copco AB - A Shares	5,986	162	AZZ Inc	14,436	542
Caterpillar Inc	6,499	536	Barnes Group Inc	100	3
Hitachi Construction Machinery Co Ltd	9,753	190
Joy Global Inc	6,100	300	CLARCOR Inc	4,803	257
			Danaher Corp	3,800	249
Komatsu Ltd	26,200	569	Donaldson Co Inc	1,100	39
Outotec OYJ	5,729	74
Terex Corp (a)	800	23	FUJIFILM Holdings Corp	800	17

			Hexcel Corp (a)	6,800	242
		$1,854	Illinois Tool Works Inc	499	36

Machinery - Diversified - (0.49)%			Koppers Holdings Inc	4,100	159
AGCO Corp	30,407	1,720	Leggett & Platt Inc	3,700	107
Chart Industries Inc (a)	11,663	1,332	Nikon Corp	12,252	206
Deere & Co	1,100	92	Polypore International Inc (a)	1,400	60
FANUC Corp	1,200	182	Siemens AG	1,440	153
Flowserve Corp	900	50	Textron Inc	7,882	212
FLSmidth & Co A/S	7,371	402	Trinity Industries Inc	1,900	80

Hexagon AB	15,808	454			$3,271

IDEX Corp	1,100	65
Kawasaki Heavy Industries Ltd	37,000	128	Office & Business Equipment - (0.05)%
			Canon Inc	700	21
Kubota Corp	6,000	81	Pitney Bowes Inc	26,500	433
MAN SE	2,772	317

Manitowoc Co Inc/The	12,207	244	Ricoh Co Ltd	12,000	129

Nabtesco Corp	15,374	328			$583

See accompanying notes.

130

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Office Furnishings - (0.03)%			Pharmaceuticals - (0.57)%
Interface Inc	16,249	$287	Actavis Inc (a)	9,145	$1,236
			Allergan Inc/United States	2,196	194
			BioMarin Pharmaceutical Inc (a)	2,800	183
Oil & Gas - (0.89)%			Bristol-Myers Squibb Co	15,399	642
Anadarko Petroleum Corp	2,179	199	Dainippon Sumitomo Pharma Co Ltd	2,800	36
Apache Corp	2,700	231
Atwood Oceanics Inc (a)	3,400	189	Eisai Co Ltd	1,100	45
Bill Barrett Corp (a)	10,200	220	Hisamitsu Pharmaceutical Co Inc	1,379	74
			Jazz Pharmaceuticals PLC (a)	7,295	640
Chesapeake Energy Corp	37,046	956
Cimarex Energy Co	4,686	393	Johnson & Johnson	600	52
Cobalt International Energy Inc (a)	1,002	24	Mead Johnson Nutrition Co	6,859	515
Concho Resources Inc (a)	3,500	338	Merck & Co Inc	2,800	132
			Mylan Inc/PA (a)	6,267	222
Continental Resources Inc/OK (a)	2,699	249
			Onyx Pharmaceuticals Inc (a)	1,900	235
Denbury Resources Inc (a)	1,600	28
			Perrigo Co	5,403	657
Energen Corp	4,917	326	Salix Pharmaceuticals Ltd (a)	7,445	498
Enerplus Corp	3,731	62
EOG Resources Inc	1,473	231	Sawai Pharmaceutical Co Ltd	1,200	156
			Stada Arzneimittel AG	4,308	209
EQT Corp	2,100	180	Takeda Pharmaceutical Co Ltd	800	36
EXCO Resources Inc	2,800	20	Theravance Inc (a)	3,347	120
Forest Oil Corp (a)	12,300	68
Gulfport Energy Corp (a)	18,069	1,066	Tsumura & Co	4,200	112
			VCA Antech Inc (a)	8,000	218
Helmerich & Payne Inc	8,305	524	ViroPharma Inc (a)	2,700	81

Inpex Corp	19	86
JX Holdings Inc	400	2			$6,293

Lundin Petroleum AB (a)	2,406	52	Pipelines - (0.02)%
Murphy Oil Corp	5,180	349	ONEOK Inc	1,200	62
Occidental Petroleum Corp	5,756	508	Spectra Energy Corp	2,800	92
Patterson-UTI Energy Inc	17,464	342	Williams Cos Inc/The	3,200	116

Penn West Petroleum Ltd	8,600	97			$270

Petrominerales Ltd	3,194	20
Pioneer Natural Resources Co	2,400	420	Publicly Traded Investment Fund - 0.00%
QEP Resources Inc	3,900	106	SPDR S&P 500 ETF Trust	97	16
Range Resources Corp	5,800	435
Rosetta Resources Inc (a)	4,200	195	Real Estate - (0.05)%
Rowan Cos PLC (a)	16,740	593	Brookfield Asset Management Inc	2,000	69
SandRidge Energy Inc (a)	21,700	112	CBRE Group Inc (a)	300	7
Seadrill Ltd	5,272	242	Forest City Enterprises Inc (a)	24,900	446

Showa Shell Sekiyu KK	3,200	32			$522

Southwestern Energy Co (a)	9,800	374
Swift Energy Co (a)	17,260	195	REITS - (1.56)%
TonenGeneral Sekiyu KK	4,000	36	American Campus Communities Inc	54,000	1,799
Ultra Petroleum Corp (a)	19,400	402	American Realty Capital Properties Inc	3,050	41

		$9,902	Annaly Capital Management Inc	238	3

			AvalonBay Communities Inc	11,825	1,465
Oil & Gas Services - (0.38)%			Camden Property Trust	2,710	167
Baker Hughes Inc	8,100	377	Digital Realty Trust Inc	10,130	563
Cameron International Corp (a)	100	6	Duke Realty Corp	59,953	875
Core Laboratories NV	2,400	364	EastGroup Properties Inc	5,557	312
Dril-Quip Inc (a)	5,970	609	Equity Residential	12,000	623
FMC Technologies Inc (a)	10,886	584	Extra Space Storage Inc	9,030	372
Fugro NV	9,632	592	Geo Group Inc/The	1,000	31
Halliburton Co	8,642	415	Health Care REIT Inc	17,658	1,085
Key Energy Services Inc (a)	9,800	65	Healthcare Realty Trust Inc	14,235	320
National Oilwell Varco Inc	2,130	158	Host Hotels & Resorts Inc	64,068	1,091
Oil States International Inc (a)	1,955	174	LTC Properties Inc	7,919	281
Saipem SpA	1,250	28	Macerich Co/The	13,176	741
SBM Offshore NV (a)	5,620	110	Mid-America Apartment Communities Inc	2,156	133
Schlumberger Ltd	3,000	243	National Retail Properties Inc	32,588	998
Subsea 7 SA	16,325	335	Potlatch Corp	7,720	298
Weatherford International Ltd/Switzerland (a)	16,600	247	Public Storage	2,400	366

		$4,307	Realty Income Corp	22,866	903

Packaging & Containers - (0.08)%			SL Green Realty Corp	26,727	2,330
Rock Tenn Co	5,060	562	Sovran Self Storage Inc	5,982	397
Sealed Air Corp	10,475	298	Tanger Factory Outlet Centers	12,092	373

		$860	Taubman Centers Inc	11,907	803

			UDR Inc	24,200	547
			Universal Health Realty Income Trust	10,506	421

See accompanying notes.

131

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

REITS (continued)			Semiconductors (continued)
Ventas Inc	2,630	$164	Broadcom Corp	1,600	$40

		$17,502	Cavium Inc (a)	11,600	440

			Cree Inc (a)	2,746	152
Retail - (1.66)%			Cypress Semiconductor Corp (a)	7,900	89
ABC-Mart Inc	4,098	171	Dialog Semiconductor PLC (a)	13,307	242
Advance Auto Parts Inc	6,268	502	Fairchild Semiconductor International Inc (a)	6,000	73
Aeon Co Ltd	600	8	Hittite Microwave Corp (a)	9,939	608
Ascena Retail Group Inc (a)	6,300	103
AutoNation Inc (a)	800	37	Infineon Technologies AG	85,035	770
Bed Bath & Beyond Inc (a)	10,060	742	Intel Corp	16,220	357
Cabela's Inc (a)	10,697	701	Intersil Corp	3,900	40
CarMax Inc (a)	23,146	1,101	KLA-Tencor Corp	15,504	855
			Lam Research Corp (a)	4,300	201
Casey's General Stores Inc	500	33	Microchip Technology Inc	42,466	1,648
Cash America International Inc	7,000	299	Micron Technology Inc (a)	128,997	1,751
Cheesecake Factory Inc/The	2,300	96	Qualcomm Inc	13,377	887
Children's Place Retail Stores Inc/The (a)	2,500	133
			Rambus Inc (a)	26,572	217
Chipotle Mexican Grill Inc (a)	4,615	1,884
			Rovi Corp (a)	2,400	43
Cie Financiere Richemont SA	709	67	Silicon Laboratories Inc (a)	800	31
Costco Wholesale Corp	2,100	235	Skyworks Solutions Inc (a)	12,400	315
Darden Restaurants Inc	1,999	92	Sumco Corp	1,600	13
Dick's Sporting Goods Inc	1,800	84	SunEdison Inc (a)	32,400	239
Dollar Tree Inc (a)	12,251	646
			Teradyne Inc (a)	2,400	37
Don Quijote Co Ltd	1,300	67	Texas Instruments Inc	1,900	73
DSW Inc	100	9	Xilinx Inc	30,866	1,340

Dufry AG (a)	342	45
Family Dollar Stores Inc	2,500	178			$12,868

Fast Retailing Co Ltd	1,200	386	Software - (0.49)%
Foot Locker Inc	8,506	274	Adobe Systems Inc (a)	2,400	110
Hennes & Mauritz AB	3,456	127	Akamai Technologies Inc (a)	2,678	123
JC Penney Co Inc (a)	21,485	268	Allscripts Healthcare Solutions Inc (a)	1,200	17
Kohl's Corp	12,268	630	Amadeus IT Holding SA	1,146	37
K's Holdings Corp	2,885	88	ANSYS Inc (a)	4,938	415
L Brands Inc	14,210	815	athenahealth Inc (a)	2,700	285
Lawson Inc	1,000	75	Capcom Co Ltd	3,977	68
Lululemon Athletica Inc (a)	9,300	659	Cerner Corp (a)	18,662	860
McDonald's Corp	1,100	104	Check Point Software Technologies Ltd (a)	3,700	207
Men's Wearhouse Inc	3,559	134	Citrix Systems Inc (a)	3,300	234
MSC Industrial Direct Co Inc	9,420	716	Concur Technologies Inc (a)	5,500	537
Nitori Holdings Co Ltd	2,400	214	Electronic Arts Inc (a)	14,552	388
Nordstrom Inc	9,100	507	Informatica Corp (a)	7,800	279
Nu Skin Enterprises Inc	3,574	299	Nuance Communications Inc (a)	36,800	702
Penske Automotive Group Inc	4,200	164	PTC Inc (a)	2,100	55
Ross Stores Inc	6,659	448	Red Hat Inc (a)	200	10
Salvatore Ferragamo SpA	5,034	165	Salesforce. com Inc (a)	17,077	839
Signet Jewelers Ltd	3,728	248	SAP AG	3,071	227
Staples Inc	11,300	157	Solera Holdings Inc	300	16
Starbucks Corp	13,158	928	Take-Two Interactive Software Inc (a)	9,156	168

Swatch Group AG/The - BR	98	56			$5,577

Target Corp	3,100	196
Tiffany & Co	14,228	1,097	Telecommunications - (0.47)%
Tractor Supply Co	1,730	212	ADTRAN Inc	20,499	494
			Aruba Networks Inc (a)	16,707	278
Ulta Salon Cosmetics & Fragrance Inc (a)	2,600	258
Urban Outfitters Inc (a)	7,554	317	Belgacom SA	3,763	90
Walgreen Co	16,100	774	CenturyLink Inc	7,600	252
			Ciena Corp (a)	22,701	452
Wendy's Co/The	17,300	131
Williams-Sonoma Inc	8,929	504	Corning Inc	25,463	358
			Crown Castle International Corp (a)	3,500	243
World Fuel Services Corp	400	15
Yamada Denki Co Ltd	10,433	328	Deutsche Telekom AG	7,349	94
Yum! Brands Inc	200	14	Elisa OYJ	5,287	111

			Finisar Corp (a)	30,000	614
		$18,541	Harris Corp	3,100	176

Semiconductors - (1.16)%			InterDigital Inc/PA	2,500	89
Advanced Micro Devices Inc (a)	156,342	511	IPG Photonics Corp	7,141	384
Aixtron SE (a)	14,678	229	JDS Uniphase Corp (a)	2,740	35
Altera Corp	24,030	845	Juniper Networks Inc (a)	26,000	491
ASML Holding NV	6,349	554	Leap Wireless International Inc (a)	11,249	171
Atmel Corp (a)	36,900	268	Level 3 Communications Inc (a)	2,800	62

See accompanying notes.

132

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Short Sales Outstanding

COMMON STOCKS (continued)		Shares	Value (000's)		Principal

Telecommunications (continued)				BONDS (continued)	Amount (000's)		Value (000's)

NII Holdings Inc (a)		13,700	$82	Real Estate - (0.08)%
Plantronics Inc		1,599	69	Country Garden Holdings Co Ltd
RF Micro Devices Inc (a)		17,710	88	7.50%, 01/10/2023		$1,000	$920
SBA Communications Corp (a)		1,300	97
Tele2 AB (a)		2,525	32
Telefonica SA (a)		28,105	382	Sovereign - (0.19)%
				Mongolia Government International Bond

Windstream Corp		6,400	51	5.13%, 12/05/2022		1,000	800

			$5,195	Spain Government Bond

Textiles - (0.05)%				4.80%, 01/31/2024	EUR	1,000	1,344

Mohawk Industries Inc (a)		4,489	527				$2,144

Teijin Ltd		18,000	39	Telecommunications - (0.08)%

			$566	Qtel International Finance Ltd

Toys, Games & Hobbies - 0.00%				4.50%, 01/31/2043		$1,000	832
Nintendo Co Ltd		300	34

Sanrio Co Ltd		500	26	TOTAL BONDS (proceeds $6,802)			$6,602

			$60	U. S. GOVERNMENT & GOVERNMENT	Principal

				AGENCY OBLIGATIONS - (2.43)%	Amount (000's)		Value (000's)

Transportation - (0.23)%
Cargotec Oyj		4,122	139	Federal National Mortgage Association (FNMA) - (2.03)%
CH Robinson Worldwide Inc		3,400	193	2.50%, 09/01/2028		$1,000	$992
CSX Corp		500	13	3.00%, 09/01/2043		2,000	1,918
Expeditors International of Washington Inc		700	28	3.50%, 09/01/2028		9,000	9,409
Genesee & Wyoming Inc (a)		300	26	3.50%, 09/01/2043		2,000	2,000
JB Hunt Transport Services Inc		900	65	4.00%, 09/01/2040		1,000	1,033
Kansas City Southern		4,004	422	4.50%, 09/01/2040		6,000	6,338
Kawasaki Kisen Kaisha Ltd		69,582	156	5.00%, 09/01/2043		1,000	1,075

Keikyu Corp		4,000	34				$22,765

Kirby Corp (a)		5,500	443	Government National Mortgage Association (GNMA) -
Knight Transportation Inc		8,500	139	(0.27)%
Koninklijke Vopak NV		1,354	76	3.00%, 09/01/2043		1,000	969
Kuehne + Nagel International AG		1,623	202	3.50%, 09/01/2043		2,000	2,020

Mitsui OSK Lines Ltd		72,000	282				$2,989

Nippon Yusen KK		16,000	45
PostNL NV (a)		59,722	211	U.S. Treasury - (0.13)%
Swift Transportation Co (a)		2,749	49	2.00%, 02/15/2023		1,500	1,410

Tidewater Inc		999	54	4.63%, 02/15/2040		100	118

TNT Express NV		624	6				$1,528

			$2,583	TOTAL U. S. GOVERNMENT & GOVERNMENT AGENCY			$27,282

				OBLIGATIONS (proceeds $27,365)

Trucking & Leasing - (0.01)%				TOTAL SHORT SALES (proceeds $257,937)			$279,379

GATX Corp		3,200	145

TOTAL COMMON STOCKS (proceeds $223,366)			$245,042

PREFERRED STOCKS - (0.04)%		Shares	Value (000's)	(a) Non-Income Producing Security

Automobile Manufacturers - (0.04)%
Volkswagen AG		1,990	453

TOTAL PREFERRED STOCKS (proceeds $404)			$453

	Principal
BONDS - (0.59)%	Amount (000's)		Value (000's)

Banks - (0.08)%
Bank of India/London
3.63%, 09/21/2018		$1,000 $	913

Building Materials - (0.08)%
Cementos Pacasmayo SAA
4.50%, 02/08/2023		1,000	872

Coal - (0.08)%
New World Resources NV
7.88%, 05/01/2018	EUR	1,000	921

See accompanying notes.

133

Schedule of Investments
Global Opportunities Fund
August 31, 2013

COMMON STOCKS - 97.58%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 1.76%			Electronics - 1.46%
Publicis Groupe SA	261,786	$19,470	Tyco International Ltd	487,386	$16,103

Aerospace & Defense - 2.07%			Forest Products & Paper - 0.78%
European Aeronautic Defence and Space Co	155,971	8,981	Smurfit Kappa Group PLC	425,526	8,655
NV

Safran SA	250,211	13,886	Healthcare - Services - 1.92%

		$22,867	Envision Healthcare Holdings Inc (a)	223,123	5,855

Agriculture - 5.66%			HCA Holdings Inc	402,733	15,380

Altria Group Inc	526,312	17,831			$21,235

British American Tobacco PLC	328,106	16,591
			Home Builders - 1.26%
Japan Tobacco Inc	830,800	28,060	Barratt Developments PLC (a)	2,144,493	10,096

		$62,482	Sekisui House Ltd	314,000	3,776

Automobile Manufacturers - 3.28%					$13,872

Daimler AG	187,752	12,883
Toyota Motor Corp	387,600	23,315	Home Furnishings - 1.59%

			Sony Corp	495,000	9,852
		$36,198	Whirlpool Corp	59,795	7,693

Automobile Parts & Equipment - 0.16%					$17,545

Lear Corp	26,149	1,798	Insurance - 4.58%
			Allstate Corp/The	357,319	17,123
Banks - 8.79%			AXA SA	471,147	10,269
Fifth Third Bancorp	479,241	8,765	Berkshire Hathaway Inc - Class B (a)	113,130	12,582
JP Morgan Chase & Co	425,162	21,483	Prudential PLC	634,133	10,606

Regions Financial Corp	1,164,286	10,944			$50,580

Royal Bank of Canada	278,600	17,166
Sumitomo Mitsui Financial Group Inc	309,100	13,587	Internet - 1.31%
			Google Inc (a)	17,086	14,470
Swedbank AB	486,539	11,005
Wells Fargo & Co	344,391	14,148

		$97,098	Media - 2.15%

Biotechnology - 5.50%			Comcast Corp - Class A	565,097	23,785
Amgen Inc	114,335	12,456
Biogen Idec Inc (a)	51,665	11,006	Miscellaneous Manufacturing - 2.59%
Celgene Corp (a)	95,722	13,399	Danaher Corp	187,171	12,264
Gilead Sciences Inc (a)	395,974	23,865	Siemens AG	154,690	16,384

		$60,726			$28,648

Chemicals - 5.00%			Oil & Gas - 4.79%
Agrium Inc	157,500	13,473	Anadarko Petroleum Corp	122,337	11,184
CF Industries Holdings Inc	80,127	15,251	Canadian Natural Resources Ltd	377,400	11,516
LyondellBasell Industries NV	214,389	15,040	ConocoPhillips	253,830	16,829
Monsanto Co	117,318	11,484	Husky Energy Inc	471,900	13,342

		$55,248			$52,871

Commercial Services - 1.56%			Pharmaceuticals - 14.48%
Service Corp International/US	955,196	17,270	AbbVie Inc	252,802	10,772
			Express Scripts Holding Co (a)	420,264	26,846
			McKesson Corp	192,686	23,394
Computers - 4.63%			Novo Nordisk A/S	119,044	19,904
Accenture PLC - Class A	249,167	18,002	Omnicare Inc	337,685	18,360
EMC Corp/MA	839,670	21,647
Synopsys Inc (a)	317,067	11,497	Roche Holding AG	104,410	26,026

			Shire PLC	579,955	21,333
		$51,146	Zoetis Inc	455,999	13,292

Consumer Products - 0.91%					$159,927

Jarden Corp (a)	234,847	10,087
			Real Estate - 2.15%
			Brookfield Asset Management Inc	354,600	12,264
Diversified Financial Services - 1.36%			Mitsui Fudosan Co Ltd	366,000	11,458

Daiwa Securities Group Inc	822,000	6,576			$23,722

Discover Financial Services	178,383	8,428

		$15,004	Retail - 6.89%

			Costco Wholesale Corp	129,456	14,482
Electric - 2.66%			CVS Caremark Corp	208,874	12,125
DTE Energy Co	248,754	16,634	Lowe's Cos Inc	527,041	24,149
Huaneng Power International Inc	5,832,000	5,798	Wal-Mart Stores Inc	347,993	25,397

Tenaga Nasional BHD	2,594,600	6,891			$76,153

		$29,323	Semiconductors - 2.53%

Electrical Components & Equipment - 0.25%			Samsung Electronics Co Ltd	18,739	22,974
Delta Electronics Inc	607,000	2,733	Samsung Electronics Co Ltd	8,211	5,002

					$27,976

See accompanying notes.

134

Schedule of Investments Global Opportunities Fund August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)

Telecommunications - 3.62%
SK Telecom Co Ltd	41,850	$8,334
Softbank Corp	194,400	12,128
TDC A/S	2,388,960	19,498

		$39,960

Toys, Games & Hobbies - 1.21%
Hasbro Inc	293,326	13,370

Water - 0.68%
Guangdong Investment Ltd	9,074,000	7,502

TOTAL COMMON STOCKS		$1,077,824

Total Investments		$1,077,824
Other Assets in Excess of Liabilities, Net - 2.42%		$26,714

TOTAL NET ASSETS - 100.00%		$1,104,538

(a) Non-Income Producing Security

Portfolio Summary (unaudited)

Country		Percent

United States		51 .36%
Japan		9 . 85%
Canada		6 .13%
France		4 .76%
Ireland		4 .34%
Switzerland		3 . 82%
Denmark		3 .57%
United Kingdom		3 . 38%
Korea, Republic Of		3 .28%
Germany		2 . 65%
Netherlands		1 .36%
Sweden		1 .00%
Hong Kong		0 .68%
Malaysia		0 .62%
China		0 .53%
Taiwan, Province Of China		0 . 25%
Other Assets in Excess of Liabilities, Net		2 .42%

TOTAL NET ASSETS		100.00%

See accompanying notes.

135

Schedule of Investments
International Equity Index Fund
August 31, 2013

COMMON STOCKS - 97.78%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.39%			Automobile Parts & Equipment - 1.16%
Dentsu Inc	8,200	$272	Aisin Seiki Co Ltd	7,300	$279
Hakuhodo DY Holdings Inc	890	60	Bridgestone Corp	24,900	813
JCDecaux SA	2,553	86	Cie Generale des Etablissements Michelin	6,994	669
Publicis Groupe SA	6,838	509	Continental AG	4,214	636
WPP PLC	48,440	897	Denso Corp	18,600	845

		$1,824	GKN PLC	62,547	318

			JTEKT Corp	7,900	102
Aerospace & Defense - 1.07%			Koito Manufacturing Co Ltd	4,000	70
BAE Systems PLC	124,417	839	NGK Insulators Ltd	10,000	138
Cobham PLC	41,319	183	NGK Spark Plug Co Ltd	7,000	135
European Aeronautic Defence and Space Co	22,288	1,283	NHK Spring Co Ltd	6,100	64
NV			NOK Corp	3,600	52
Finmeccanica SpA (a)	15,504	79
			Nokian Renkaat OYJ	4,309	201
IHI Corp	51,000	205	Pirelli & C. SpA	9,113	108
Meggitt PLC	30,076	246	Stanley Electric Co Ltd	5,500	105
Rolls-Royce Holdings PLC (a)	72,029	1,242
			Sumitomo Electric Industries Ltd	28,900	386
Safran SA	9,586	532	Sumitomo Rubber Industries Ltd	6,500	91
Thales SA	3,488	172	Toyoda Gosei Co Ltd	2,500	60

Zodiac Aerospace	1,307	189	Toyota Boshoku Corp	2,500	33

		$4,970	Toyota Industries Corp	6,200	249

Agriculture - 1.46%			Yokohama Rubber Co Ltd/The	8,000	70

British American Tobacco PLC	73,930	3,738			$5,424

Golden Agri-Resources Ltd	282,000	124	Banks - 13.84%
Imperial Tobacco Group PLC	37,569	1,242	Aozora Bank Ltd	41,000	118
Japan Tobacco Inc	42,100	1,422	Australia & New Zealand Banking Group Ltd	105,105	2,759

Swedish Match AB	7,892	275	Banca Monte dei Paschi di Siena SpA (a)	246,129	71

		$6,801	Banco Bilbao Vizcaya Argentaria SA	211,935	2,025

Airlines - 0.20%			Banco de Sabadell SA	102,040	235
ANA Holdings Inc	44,000	89	Banco Espirito Santo SA (a)	69,265	73
Cathay Pacific Airways Ltd	45,000	77	Banco Popular Espanol SA (a)	48,319	227
Deutsche Lufthansa AG (a)	8,810	157	Banco Santander SA	426,654	3,015
easyJet PLC	6,074	116	Bank Hapoalim BM	40,452	187
International Consolidated Airlines Group SA	35,539	158	Bank Leumi Le-Israel BM (a)	47,983	157
(a)			Bank of East Asia Ltd	47,000	181
Japan Airlines Co Ltd	2,300	122	Bank of Ireland (a)	808,042	236
Qantas Airways Ltd (a)	42,201	51	Bank of Kyoto Ltd/The	12,000	98
Singapore Airlines Ltd	21,000	156	Bank of Yokohama Ltd/The	45,000	235

		$926	Bankia SA (a)	154,426	144

			Banque Cantonale Vaudoise	115	62
Apparel - 0.78%			Barclays PLC	468,045	2,050
Adidas AG	8,015	848	Bendigo and Adelaide Bank Ltd	15,614	140
Asics Corp	6,100	106	BNP Paribas SA	38,072	2,387
Burberry Group PLC	16,937	403	BOC Hong Kong Holdings Ltd	142,000	447
Christian Dior SA	2,089	358	CaixaBank	45,334	168
Hugo Boss AG	1,214	148	Chiba Bank Ltd/The	29,000	198
LVMH Moet Hennessy Louis Vuitton SA	9,724	1,704	Chugoku Bank Ltd/The	6,000	80
Yue Yuen Industrial Holdings Ltd	28,500	88	Commerzbank AG (a)	37,061	431

		$3,655	Commonwealth Bank of Australia	61,646	3,977

			Credit Agricole SA (a)	38,279	387
Automobile Manufacturers - 3.80%			Credit Suisse Group AG (a)	57,399	1,655
Bayerische Motoren Werke AG	12,684	1,195	Danske Bank A/S (a)	25,115	502
Daihatsu Motor Co Ltd	7,000	131
Daimler AG	36,810	2,526	DBS Group Holdings Ltd	66,000	815
Fiat Industrial SpA	32,785	392	Deutsche Bank AG	39,056	1,695
Fiat Industrial SpA - Rights (a),(b),(c)	29,000		DNB ASA	37,439	580
Fiat SpA (a)	33,531	253	Erste Group Bank AG	9,875	317
Fuji Heavy Industries Ltd	22,000	530	Fukuoka Financial Group Inc	30,000	128
Hino Motors Ltd	10,000	129	Gunma Bank Ltd/The	15,000	80
Honda Motor Co Ltd	62,500	2,241	Hachijuni Bank Ltd/The	16,000	90
Isuzu Motors Ltd	46,000	278	Hang Seng Bank Ltd	29,300	454
Mazda Motor Corp (a)	103,000	410	Hiroshima Bank Ltd/The	19,000	76
Mitsubishi Motors Corp (a)	16,100	168	Hokuhoku Financial Group Inc	45,000	83
Nissan Motor Co Ltd	95,300	943	HSBC Holdings PLC	708,123	7,414
Renault SA	7,364	527	Intesa Sanpaolo SpA	445,385	872
Scania AB	12,259	245	Iyo Bank Ltd/The	10,000	100
Suzuki Motor Corp	14,000	299	Joyo Bank Ltd/The	26,000	134
Toyota Motor Corp	105,700	6,358	KBC Groep NV	8,785	386
			Lloyds Banking Group PLC (a)	1,751,614	1,970
Volkswagen AG	1,130	251
Volvo AB - B Shares	57,627	829	Mediobanca SpA	19,793	123

		$17,705	Mitsubishi UFJ Financial Group Inc	488,200	2,845

			Mizrahi Tefahot Bank Ltd	4,790	51

See accompanying notes.

136

Schedule of Investments
International Equity Index Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Banks (continued)			Chemicals - 3.22%
Mizuho Financial Group Inc	877,700	$1,779	Air Liquide SA	11,965	$1,573
National Australia Bank Ltd	89,730	2,577	Air Water Inc	6,000	80
Natixis	35,469	153	Akzo Nobel NV	9,126	537
Nishi-Nippon City Bank Ltd/The	26,000	66	Arkema SA	2,405	243
Nordea Bank AB	100,847	1,173	Asahi Kasei Corp	48,000	351
Oversea-Chinese Banking Corp Ltd	99,000	765	BASF SE	35,186	3,078
Pohjola Bank PLC	5,308	86	Brenntag AG	1,973	300
Raiffeisen Bank International AG	1,872	64	Croda International PLC	5,183	209
Resona Holdings Inc	72,300	343	Daicel Corp	11,000	95
Royal Bank of Scotland Group PLC (a)	81,493	421	EMS-Chemie Holding AG	314	100
Seven Bank Ltd	22,800	74	Givaudan SA (a)	318	428
Shinsei Bank Ltd	63,000	123	Hitachi Chemical Co Ltd	4,000	66
Shizuoka Bank Ltd/The	22,000	232	Incitec Pivot Ltd	62,395	143
Skandinaviska Enskilda Banken AB	58,192	597	Israel Chemicals Ltd	17,064	118
Societe Generale SA	26,902	1,178	Johnson Matthey PLC	7,851	346
Standard Chartered PLC	92,441	2,066	JSR Corp	6,800	118
Sumitomo Mitsui Financial Group Inc	48,800	2,145	K+S AG	6,599	161
Sumitomo Mitsui Trust Holdings Inc	127,440	550	Kaneka Corp	11,000	70
Suruga Bank Ltd	7,000	110	Kansai Paint Co Ltd	9,000	104
Svenska Handelsbanken AB	19,049	817	Koninklijke DSM NV	5,908	436
Swedbank AB	34,693	785	Kuraray Co Ltd	13,200	146
UBS AG (a)	139,600	2,697	LANXESS AG	3,187	205
UniCredit SpA	166,275	939	Linde AG	7,096	1,364
Unione di Banche Italiane SCPA	32,818	158	Lonza Group AG (a)	2,027	143
United Overseas Bank Ltd	49,000	762	Mitsubishi Chemical Holdings Corp	52,000	243
Westpac Banking Corp	118,901	3,301	Mitsubishi Gas Chemical Co Inc	15,000	120
Yamaguchi Financial Group Inc	8,000	74	Mitsui Chemicals Inc	31,000	82

		$64,493	Nitto Denko Corp	6,300	333

			Novozymes A/S	8,833	322
Beverages - 2.52%			OCI (a)	3,475	165
Anheuser-Busch InBev NV	30,777	2,870	Shin-Etsu Chemical Co Ltd	15,700	940
Asahi Group Holdings Ltd	14,800	366	Showa Denko KK	57,000	72
Carlsberg A/S	4,098	397	Solvay SA	2,271	316
Coca-Cola Amatil Ltd	21,897	238	Sumitomo Chemical Co Ltd	57,000	205
Coca-Cola HBC AG	7,723	214	Syngenta AG	3,568	1,397
Coca-Cola West Co Ltd	2,300	46	Taiyo Nippon Sanso Corp	9,000	59
DE Master Blenders 1753 NV (a)	19,370	316
			Ube Industries Ltd/Japan	41,000	72
Diageo PLC	96,134	2,946	Yara International ASA	7,077	280

Heineken Holding NV	3,862	233			$15,020

Heineken NV	8,826	606
Kirin Holdings Co Ltd	33,000	451	Coal - 0.01%
Pernod Ricard SA	8,131	943	Whitehaven Coal Ltd	21,368	38
Remy Cointreau SA	975	103
SABMiller PLC	36,709	1,750
Suntory Beverage & Food Ltd (a)	4,700	168	Commercial Services - 1.44%
			Abertis Infraestructuras SA	14,046	248

Treasury Wine Estates Ltd	24,795	105	Adecco SA (a)	5,075	319

		$11,752	Aggreko PLC	10,289	260

Biotechnology - 0.25%			Atlantia SpA	12,677	229
CSL Ltd	19,086	1,153	Babcock International Group PLC	13,802	243
			Benesse Holdings Inc	2,700	98
			Brambles Ltd	59,635	465
Building Materials - 1.09%			Bunzl PLC	12,725	269
Asahi Glass Co Ltd	39,000	227	Bureau Veritas SA	8,463	255
Boral Ltd	29,359	109	Capita PLC	25,105	371
Cie de St-Gobain	15,260	712	Dai Nippon Printing Co Ltd	21,000	202
CRH PLC	27,837	588	Edenred	7,789	233
Daikin Industries Ltd	9,000	431	Experian PLC	38,696	677
Fletcher Building Ltd	26,234	177	G4S PLC	54,041	217
Geberit AG	1,487	362	Intertek Group PLC	6,161	305
HeidelbergCement AG	5,387	374	Park24 Co Ltd	3,800	66
Holcim Ltd (a)	8,771	595
			Randstad Holding NV	4,614	214
Imerys SA	1,299	84	Secom Co Ltd	8,000	456
James Hardie Industries PLC	16,894	147	Securitas AB	11,995	126
Lafarge SA	7,153	436	Serco Group PLC	19,100	162
LIXIL Group Corp	10,200	205	SGS SA	210	478
Rinnai Corp	1,400	97	Sodexo	3,612	319
Sika AG	82	224	Toppan Printing Co Ltd	21,000	154
Taiheiyo Cement Corp	45,000	168	Transurban Group	53,920	323

TOTO Ltd	11,000	136			$6,689

		$5,072

See accompanying notes.

137

Schedule of Investments
International Equity Index Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Computers - 0.38%			Electric (continued)
AtoS	2,134	$158	E. ON SE	68,991	$1,092
Cap Gemini SA	5,511	302	EDP - Energias de Portugal SA	76,887	272
Computershare Ltd	18,094	155	Electric Power Development Co Ltd	4,500	138
Fujitsu Ltd	71,000	261	Electricite de France SA	9,208	258
Gemalto NV	3,035	349	Enel SpA	252,163	831
Itochu Techno-Solutions Corp	1,000	34	Fortum OYJ	17,016	339
Nomura Research Institute Ltd	3,900	121	GDF Suez	50,838	1,103
NTT Data Corp	48	171	Hokkaido Electric Power Co Inc	7,000	82
Otsuka Corp	600	72	Hokuriku Electric Power Co	6,400	84
TDK Corp	4,700	169	Iberdrola SA	186,485	988

		$1,792	Kansai Electric Power Co Inc/The	27,000	301

			Kyushu Electric Power Co Inc	16,300	211
Consumer Products - 0.50%			Origin Energy Ltd	41,911	491
Henkel AG & Co KGaA	4,976	405	Power Assets Holdings Ltd	53,000	456
Husqvarna AB	15,473	97	Red Electrica Corp SA	4,146	215
Reckitt Benckiser Group PLC	24,768	1,683	RWE AG	18,748	515

Societe BIC SA	1,111	128	Shikoku Electric Power Co Inc	6,800	106

		$2,313	SP AusNet	64,504	66

Cosmetics & Personal Care - 0.62%			SSE PLC	36,715	890
Beiersdorf AG	3,862	333	Terna Rete Elettrica Nazionale SpA	57,751	246
Kao Corp	20,200	588	Tohoku Electric Power Co Inc	17,300	189
L'Oreal SA	9,260	1,546	Tokyo Electric Power Co Inc (a)	55,400	279
Shiseido Co Ltd	13,800	218	Verbund AG	2,609	50

Unicharm Corp	4,400	227			$10,561

		$2,912	Electrical Components & Equipment - 0.86%

Distribution & Wholesale - 1.04%			Brother Industries Ltd	9,000	91
Hitachi High-Technologies Corp	2,400	48	Casio Computer Co Ltd	8,600	73
ITOCHU Corp	57,700	650	Furukawa Electric Co Ltd	26,000	52
Jardine Cycle & Carriage Ltd	4,000	104	Hitachi Ltd	185,000	1,107
Li & Fung Ltd	224,000	328	Legrand SA	9,586	486
Marubeni Corp	63,000	455	Mabuchi Motor Co Ltd	900	44
Mitsubishi Corp	53,800	1,001	Nidec Corp	3,900	291
Mitsui & Co Ltd	66,600	921	Osram Licht AG (a)	3,208	129
Sojitz Corp	47,900	85	Prysmian SpA	7,807	173
Sumitomo Corp	43,100	543	Schneider Electric SA	20,214	1,546

Toyota Tsusho Corp	8,100	185			$3,992

Wolseley PLC	10,498	531	Electronics - 1.11%

		$4,851	AAC Technologies Holdings Inc	28,000	127

Diversified Financial Services - 1.40%			Advantest Corp	5,700	70
Aberdeen Asset Management PLC	36,728	201	Hamamatsu Photonics KK	2,700	87
Acom Co Ltd (a)	1,530	38	Hirose Electric Co Ltd	1,100	144
AEON Financial Service Co Ltd	2,500	67	Hoya Corp	16,700	354
ASX Ltd	7,416	233	Ibiden Co Ltd	4,300	61
Credit Saison Co Ltd	6,000	137	Keyence Corp	1,740	572
Daiwa Securities Group Inc	64,000	512	Koninklijke Philips NV	36,667	1,134
Deutsche Boerse AG	7,394	518	Kyocera Corp	6,200	631
Hargreaves Lansdown PLC	8,177	127	Murata Manufacturing Co Ltd	7,800	532
Hong Kong Exchanges and Clearing Ltd	41,800	640	NEC Corp	95,000	201
ICAP PLC	21,042	120	Nippon Electric Glass Co Ltd	14,000	72
Investec PLC	22,025	140	Omron Corp	7,800	243
Japan Exchange Group Inc	1,900	149	Rexel SA	5,729	132
Julius Baer Group Ltd (a)	8,574	377	Toshiba Corp	154,000	607
London Stock Exchange Group PLC	6,751	163	Yaskawa Electric Corp	8,000	94
Macquarie Group Ltd	11,706	454	Yokogawa Electric Corp	8,200	103

Mitsubishi UFJ Lease & Finance Co Ltd	22,300	101			$5,164

Nomura Holdings Inc	139,100	959	Energy - Alternate Sources - 0.03%
Old Mutual PLC	187,459	526	Enel Green Power SpA	67,041	141
ORIX Corp	42,200	575
Partners Group Holding AG	665	170
Schroders PLC	3,896	140	Engineering & Construction - 1.27%
Singapore Exchange Ltd	33,000	188	ABB Ltd (a)	84,242	1,802

		$6,535	Acciona SA	987	50

			ACS Actividades de Construccion y Servicios	5,726	161
Electric - 2.27%			SA
AGL Energy Ltd	21,076	294	Aeroports de Paris	1,137	111
Chubu Electric Power Co Inc	24,700	307	Aker Solutions ASA	6,298	95
Chugoku Electric Power Co Inc/The	11,400	157	Auckland International Airport Ltd	40,539	96
CLP Holdings Ltd	68,000	543	Bouygues SA	7,453	233
Contact Energy Ltd	14,105	58	Cheung Kong Infrastructure Holdings Ltd	24,000	162

See accompanying notes.

138

Schedule of Investments
International Equity Index Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Engineering & Construction (continued)			Food (continued)
Chiyoda Corp	6,000	$68	Wilmar International Ltd	74,000	$182
Ferrovial SA	15,455	256	WM Morrison Supermarkets PLC	84,560	380
Fraport AG Frankfurt Airport Services	1,413	91	Woolworths Ltd	47,611	1,508
Worldwide			Yakult Honsha Co Ltd	3,400	144
Hochtief AG	1,180	84	Yamazaki Baking Co Ltd	4,000	43

JGC Corp	8,000	272			$24,671

Kajima Corp	32,000	114
Kinden Corp	5,000	49	Food Service - 0.20%
Koninklijke Boskalis Westminster NV	2,913	115	Compass Group PLC	70,101	930
Leighton Holdings Ltd	6,458	99
Obayashi Corp	25,000	142	Forest Products & Paper - 0.23%
Sembcorp Industries Ltd	38,000	145	Oji Holdings Corp	31,000	124
Shimizu Corp	23,000	101	Stora Enso OYJ	21,114	163
Singapore Technologies Engineering Ltd	59,000	183	Svenska Cellulosa AB	22,332	545
Skanska AB	14,556	261	UPM-Kymmene OYJ	20,174	243

Taisei Corp	37,000	151			$1,075

Vinci SA	17,763	917
WorleyParsons Ltd	7,914	154	Gas - 1.06%

		$5,912	Centrica PLC	199,095	1,192

			Enagas SA	7,317	166
Entertainment - 0.27%			Gas Natural SDG SA	13,417	263
Genting Singapore PLC	234,000	240	Hong Kong & China Gas Co Ltd	219,712	507
OPAP SA	8,554	85	National Grid PLC	140,392	1,616
Oriental Land Co Ltd/Japan	1,900	306	Osaka Gas Co Ltd	72,000	290
Sankyo Co Ltd	2,100	97	Snam SpA	77,728	364
Tabcorp Holdings Ltd	28,119	80	Toho Gas Co Ltd	16,000	79
Tatts Group Ltd	53,185	152	Tokyo Gas Co Ltd	94,000	486

Toho Co Ltd/Tokyo	4,300	85			$4,963

William Hill PLC	33,053	213

		$1,258	Hand & Machine Tools - 0.37%

			Fuji Electric Co Ltd	21,000	77
Environmental Control - 0.02%			Makita Corp	4,300	226
Kurita Water Industries Ltd	4,300	86	Sandvik AB	40,846	546
			Schindler Holding AG - PC	1,862	257
Food - 5.29%			Schindler Holding AG - REG	825	111
Ajinomoto Co Inc	23,000	294	SMC Corp/Japan	2,100	437

Aryzta AG (a)	3,341	213	THK Co Ltd	4,400	85

Associated British Foods PLC	13,648	390			$1,739

Barry Callebaut AG (a)	84	79	Healthcare - Products - 0.91%
Calbee Inc	700	68	Cochlear Ltd	2,185	111
Carrefour SA	23,094	723	Coloplast A/S	4,256	231
Casino Guichard Perrachon SA	2,158	204	Elekta AB	14,120	222
Colruyt SA	2,905	161	Essilor International SA	7,815	844
Danone SA	21,872	1,629	Fresenius SE & Co KGaA	4,779	575
Delhaize Group SA	3,905	249	Getinge AB	7,667	264
Distribuidora Internacional de Alimentacion	23,422	185	Luxottica Group SpA	6,353	331
SA			Olympus Corp (a)	9,200	264
First Pacific Co Ltd/Hong Kong	90,000	93	QIAGEN NV (a)	9,063	182
J Sainsbury PLC	47,032	280	Shimadzu Corp	9,000	78
Jeronimo Martins SGPS SA	9,643	187	Smith & Nephew PLC	34,675	404
Kerry Group PLC	5,719	361	Sonova Holding AG (a)	1,919	212
Kesko OYJ	2,440	74	Sysmex Corp	2,800	162
Kikkoman Corp	6,000	102	Terumo Corp	5,800	277
Koninklijke Ahold NV	38,613	615	William Demant Holding A/S (a)	1,006	86

Lindt & Spruengli AG	4	185			$4,243

Lindt & Spruengli AG - PC	33	132
MEIJI Holdings Co Ltd	2,300	119	Healthcare - Services - 0.21%
Metcash Ltd	33,739	97	Fresenius Medical Care AG & Co KGaA	8,119	528
Metro AG	4,967	182	Miraca Holdings Inc	2,100	93
Nestle SA	123,539	8,085	Ramsay Health Care Ltd	5,032	167
Nippon Meat Packers Inc	7,000	98	Sonic Healthcare Ltd	14,417	198

Nisshin Seifun Group Inc	7,000	79			$986

Nissin Foods Holdings Co Ltd	2,200	87	Holding Companies - Diversified - 0.68%
Olam International Ltd	56,000	63	Exor SpA	2,456	84
Seven & I Holdings Co Ltd	28,900	989	GEA Group AG	7,006	283
Suedzucker AG	3,129	101	Groupe Bruxelles Lambert SA	3,091	246
Tate & Lyle PLC	17,864	223	Hutchison Whampoa Ltd	82,000	948
Tesco PLC	308,566	1,754	Industrivarden AB	4,511	78
Toyo Suisan Kaisha Ltd	3,000	90	Keppel Corp Ltd	55,200	436
Unilever NV - CVA	62,405	2,348	Noble Group Ltd	161,000	102
Unilever PLC	49,168	1,875

See accompanying notes.

139

Schedule of Investments
International Equity Index Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Holding Companies - Diversified (continued)			Internet (continued)
NWS Holdings Ltd	55,500	$83	Trend Micro Inc/Japan	4,000	$139
Swire Pacific Ltd	26,000	297	United Internet AG	4,088	141
Wendel SA	1,234	150	Yahoo Japan Corp	557	274

Wharf Holdings Ltd	58,000	475			$1,530

		$3,182	Investment Companies - 0.21%

Home Builders - 0.22%			Delek Group Ltd	157	44
Daiwa House Industry Co Ltd	23,000	411	Eurazeo SA	1,195	74
Persimmon PLC (a)	11,605	198	Investment AB Kinnevik	7,884	246
Sekisui Chemical Co Ltd	16,000	146	Investor AB	17,449	503
Sekisui House Ltd	21,000	253	Israel Corp Ltd/The (a)	103	43

		$1,008	Pargesa Holding SA	1,035	74

Home Furnishings - 0.41%					$984

Electrolux AB	9,216	244	Iron & Steel - 0.61%
Matsushita Electric Industrial Co Ltd	84,600	762	ArcelorMittal	38,280	490
Sharp Corp/Japan (a)	39,000	151	Daido Steel Co Ltd	11,000	58
Sony Corp	38,800	772	Fortescue Metals Group Ltd	59,643	227

		$1,929	Hitachi Metals Ltd	7,000	83

			Japan Steel Works Ltd/The	12,000	61
Insurance - 5.08%			JFE Holdings Inc	18,800	412
Admiral Group PLC	7,335	143	Kobe Steel Ltd	95,000	150
Aegon NV	67,992	484	Nippon Steel & Sumitomo Metal Corp	290,775	821
Ageas	8,848	348	ThyssenKrupp AG (a)	14,782	311
AIA Group Ltd	461,400	2,020	Voestalpine AG	4,294	184
Allianz SE	17,467	2,502	Yamato Kogyo Co Ltd	1,600	52

AMP Ltd	112,263	471			$2,849

Assicurazioni Generali SpA	44,732	856
Aviva PLC	112,863	676	Leisure Products & Services - 0.23%
AXA SA	68,629	1,496	Carnival PLC	7,031	263
Baloise Holding AG	1,820	193	Flight Centre Ltd	2,113	88
CNP Assurances	6,163	109	Sega Sammy Holdings Inc	7,100	169
Dai-ichi Life Insurance Co Ltd/The	326	433	Shimano Inc	3,000	248
Delta Lloyd NV	7,047	135	Tui Travel PLC	17,132	92
Direct Line Insurance Group PLC	31,605	106	Yamaha Corp	6,000	75
Gjensidige Forsikring ASA	7,662	109	Yamaha Motor Co Ltd	10,700	138

Hannover Rueck SE	2,310	161			$1,073

ING Groep NV (a)	146,734	1,598
Insurance Australia Group Ltd	79,646	411	Lodging - 0.62%
Legal & General Group PLC	226,520	656	Accor SA	6,095	231
Mapfre SA	29,494	99	City Developments Ltd	16,000	125
MS&AD Insurance Group Holdings	19,400	486	Crown Ltd	15,347	199
Muenchener Rueckversicherungs AG	6,870	1,252	Echo Entertainment Group Ltd	30,049	72
			Galaxy Entertainment Group Ltd (a)	81,000	491
NKSJ Holdings Inc	12,750	309
Prudential PLC	97,967	1,639	InterContinental Hotels Group PLC	10,280	288
QBE Insurance Group Ltd	45,846	618	MGM China Holdings Ltd	36,400	108
Resolution Ltd	54,326	268	Sands China Ltd	92,400	529
RSA Insurance Group PLC	137,847	254	Shangri-La Asia Ltd	60,166	92
Sampo	16,055	668	SJM Holdings Ltd	74,000	189
SCOR SE	5,884	184	Sky City Entertainment Group Ltd	22,103	66
Sony Financial Holdings Inc	6,700	108	Whitbread PLC	6,868	328

Standard Life PLC	90,334	464	Wynn Macau Ltd	59,600	180

Suncorp Group Ltd	49,288	538			$2,898

Swiss Life Holding AG (a)	1,229	230	Machinery - Construction & Mining - 0.57%
Swiss Re AG	13,491	1,034	Atlas Copco AB - A Shares	25,725	694
T&D Holdings Inc	22,200	267	Atlas Copco AB - B Shares	14,949	367
Tokio Marine Holdings Inc	26,500	810	Hitachi Construction Machinery Co Ltd	4,100	80
Tryg A/S	940	80	Komatsu Ltd	35,800	777
Vienna Insurance Group AG Wiener	1,471	75	Mitsubishi Electric Corp	74,000	732

Versicherung Gruppe					$2,650

Zurich Insurance Group AG (a)	5,682	1,413

		$23,703	Machinery - Diversified - 1.00%

			Alstom SA	8,260	291
Internet - 0.33%			Amada Co Ltd	14,000	103
Dena Co Ltd	4,000	78	Andritz AG	2,789	153
Gree Inc	4,000	32	FANUC Corp	7,300	1,108
Iliad SA	883	212	Hexagon AB	9,071	260
M3 Inc	27	70	Kawasaki Heavy Industries Ltd	54,000	187
Nexon Co Ltd	4,200	46	Kone OYJ	5,965	487
Rakuten Inc	27,800	341	Kubota Corp	42,000	568
SBI Holdings Inc/Japan	7,790	80	MAN SE	1,350	154
Seek Ltd	12,295	117	Metso OYJ	4,896	188

See accompanying notes.

140

Schedule of Investments
International Equity Index Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Machinery - Diversified (continued)			Oil & Gas - 6.26%
Mitsubishi Heavy Industries Ltd	116,000	$633	BG Group PLC	130,347	$2,480
Nabtesco Corp	4,200	90	BP PLC	734,202	5,077
Sumitomo Heavy Industries Ltd	21,000	94	Caltex Australia Ltd	5,172	87
Weir Group PLC/The	8,141	275	Cosmo Oil Co Ltd	21,000	43
Zardoya Otis SA	6,139	90	Eni SpA	97,455	2,220

		$4,681	Galp Energia SGPS SA	10,340	174

			Idemitsu Kosan Co Ltd	800	66
Media - 0.81%			Inpex Corp	84	379
Axel Springer AG	1,516	75	Japan Petroleum Exploration Co	1,100	49
British Sky Broadcasting Group PLC	40,280	524	JX Holdings Inc	86,030	452
ITV PLC	142,383	363	Lundin Petroleum AB (a)	8,525	183
Kabel Deutschland Holding AG	3,391	385	Neste Oil OYJ	4,911	90
Lagardere SCA	4,270	130	OMV AG	5,642	260
Pearson PLC	31,316	617	Repsol SA	32,774	761
ProSiebenSat.1 Media AG	3,981	169	Royal Dutch Shell PLC - A Shares	144,516	4,674
Reed Elsevier NV	26,421	477	Royal Dutch Shell PLC - B Shares	100,144	3,371
Reed Elsevier PLC	45,737	561	Santos Ltd	36,833	486
Singapore Press Holdings Ltd	61,000	188	Seadrill Ltd	14,381	661

Wolters Kluwer NV	11,565	273	Showa Shell Sekiyu KK	7,200	71

		$3,762	Statoil ASA	42,754	938

Metal Fabrication & Hardware - 0.39%			TonenGeneral Sekiyu KK	11,000	100
Assa Abloy AB	12,799	544	Total SA	81,572	4,517
Maruichi Steel Tube Ltd	1,800	41	Transocean Ltd	13,774	625
NSK Ltd	18,000	167	Tullow Oil PLC	34,778	543
SKF AB	15,020	398	Woodside Petroleum Ltd	25,251	855

Tenaris SA	18,090	401			$29,162

Vallourec SA	4,069	244	Oil & Gas Services - 0.34%

		$1,795	Amec PLC	11,383	184

Mining - 3.17%			CGG (a)	6,082	144
Alumina Ltd (a)	96,753	86	Fugro NV	2,698	166
Anglo American PLC	53,375	1,225	Petrofac Ltd	9,938	213
Antofagasta PLC	15,107	200	Saipem SpA	10,143	226
BHP Billiton Ltd	123,037	3,891	Subsea 7 SA	10,108	207
BHP Billiton PLC	80,881	2,352	Technip SA	3,896	453

Boliden AB	10,478	153			$1,593

Fresnillo PLC	6,869	139	Packaging & Containers - 0.16%
Glencore Xstrata PLC	382,873	1,812	Amcor Ltd/Australia	46,227	428
Iluka Resources Ltd	16,040	152	Rexam PLC	30,297	229
Mitsubishi Materials Corp	43,000	167	Toyo Seikan Group Holdings Ltd	6,300	106

Newcrest Mining Ltd	29,341	345			$763

Norsk Hydro ASA	35,668	143
Orica Ltd	14,051	234	Pharmaceuticals - 8.45%
Randgold Resources Ltd	3,352	266	Actelion Ltd (a)	4,128	280
Rio Tinto Ltd	16,693	859	Alfresa Holdings Corp	1,600	76
Rio Tinto PLC	48,681	2,198	Astellas Pharma Inc	17,000	865
Sumitomo Metal Mining Co Ltd	20,000	267	AstraZeneca PLC	47,816	2,354
Umicore SA	4,367	202	Bayer AG	31,680	3,521
Vedanta Resources PLC	3,573	64	Celesio AG	3,258	68

		$14,755	Chugai Pharmaceutical Co Ltd	8,600	176

			Daiichi Sankyo Co Ltd	25,800	441
Miscellaneous Manufacturing - 1.29%			Dainippon Sumitomo Pharma Co Ltd	6,100	78
Alfa Laval AB	12,052	260	Eisai Co Ltd	9,700	394
ALS Ltd/Queensland	14,358	117	Elan Corp PLC (a)	18,559	282
FUJIFILM Holdings Corp	17,700	384	GlaxoSmithKline PLC	187,960	4,794
IMI PLC	12,318	274	Grifols SA	5,714	229
Invensys PLC	24,997	190	Hisamitsu Pharmaceutical Co Inc	2,400	128
Konica Minolta Inc	18,500	151	Kyowa Hakko Kirin Co Ltd	9,000	90
Melrose Industries PLC	48,523	222	Medipal Holdings Corp	5,200	58
Nikon Corp	13,100	220	Merck KGaA	2,476	376
Orkla ASA	29,276	211	Mitsubishi Tanabe Pharma Corp	8,600	117
Siemens AG	30,375	3,217	Novartis AG	88,121	6,420
Smiths Group PLC	15,069	299	Novo Nordisk A/S	15,602	2,609
Sulzer AG	919	134	Ono Pharmaceutical Co Ltd	3,200	192

Wartsila OYJ Abp	6,800	317	Orion OYJ	3,755	87

		$5,996	Otsuka Holdings Co Ltd	13,900	429

Office & Business Equipment - 0.34%			Roche Holding AG	26,914	6,709
Canon Inc	43,400	1,298	Sanofi	45,730	4,383
Ricoh Co Ltd	26,000	280	Santen Pharmaceutical Co Ltd	2,800	129

		$1,578	Shionogi & Co Ltd	11,400	221

			Shire PLC	21,349	785

See accompanying notes.

141

Schedule of Investments
International Equity Index Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Pharmaceuticals (continued)			REITS (continued)
Suzuken Co Ltd/Aichi Japan	2,700	$83	Klepierre	3,821	$152
Taisho Pharmaceutical Holdings Co Ltd	1,200	80	Land Securities Group PLC	29,941	409
Takeda Pharmaceutical Co Ltd	30,300	1,371	Link REIT/The	87,500	400
Teva Pharmaceutical Industries Ltd	32,539	1,244	Mirvac Group	140,315	204
Tsumura & Co	2,300	62	Nippon Building Fund Inc	27	293
UCB SA	4,215	245	Nippon Prologis REIT Inc	10	88

		$39,376	Nomura Real Estate Office Fund Inc	13	55

			Segro PLC	28,428	129
Pipelines - 0.04%			Stockland	84,382	279
APA Group	31,695	169	Unibail-Rodamco SE	3,635	816
			United Urban Investment Corp	88	113
Private Equity - 0.06%			Westfield Group	81,086	798
3i Group PLC	37,213	207	Westfield Retail Trust	117,002	303

Ratos AB	7,340	64			$6,818

		$271	Retail - 2.44%

Publicly Traded Investment Fund - 2.33%			ABC-Mart Inc	1,000	42
iShares MSCI EAFE ETF	183,747	10,872	Aeon Co Ltd	23,000	313
			Cie Financiere Richemont SA	19,997	1,898
			Citizen Holdings Co Ltd	10,100	65
Real Estate - 1.71%			Don Quijote Co Ltd	2,100	109
Aeon Mall Co Ltd	4,350	113	FamilyMart Co Ltd	2,200	92
CapitaLand Ltd	98,000	233	Fast Retailing Co Ltd	2,000	644
CapitaMalls Asia Ltd	52,000	73	Harvey Norman Holdings Ltd	20,348	54
Cheung Kong Holdings Ltd	53,000	754	Hennes & Mauritz AB	36,372	1,335
Daito Trust Construction Co Ltd	2,800	255	Inditex SA	8,358	1,105
Global Logistic Properties Ltd	118,000	249	Isetan Mitsukoshi Holdings Ltd	13,600	176
Hang Lung Properties Ltd	86,000	268	J Front Retailing Co Ltd	18,000	143
Henderson Land Development Co Ltd	40,700	238	Kering	2,899	655
Hopewell Holdings Ltd	22,000	70	Kingfisher PLC	90,883	542
Hulic Co Ltd	10,200	125	Lawson Inc	2,500	188
Hysan Development Co Ltd	24,000	104	Marks & Spencer Group PLC	61,811	452
IMMOFINANZ AG (a)	36,762	145
			Marui Group Co Ltd	8,500	79
Keppel Land Ltd	27,000	71	McDonald's Holdings Co Japan Ltd	2,500	66
Kerry Properties Ltd	25,000	101	Next PLC	6,177	469
Lend Lease Group	20,903	177	Nitori Holdings Co Ltd	1,300	116
Mitsubishi Estate Co Ltd	48,000	1,240	Shimamura Co Ltd	800	81
Mitsui Fudosan Co Ltd	32,000	1,002	Swatch Group AG/The - BR	1,181	679
New World Development Co Ltd	144,000	201	Swatch Group AG/The - REG	1,663	166
Nomura Real Estate Holdings Inc	4,700	107	Takashimaya Co Ltd	10,000	87
NTT Urban Development Corp	44	52	Travis Perkins PLC	9,383	229
Sino Land Co Ltd	113,073	151	USS Co Ltd	840	105
Sumitomo Realty & Development Co Ltd	14,000	612	Wesfarmers Ltd	38,564	1,391
Sun Hung Kai Properties Ltd	61,000	789	Yamada Denki Co Ltd	3,520	111

Swire Properties Ltd	44,800	125			$11,392

Swiss Prime Site AG (a)	2,069	152
Tokyo Tatemono Co Ltd	16,000	135	Semiconductors - 0.66%
Tokyu Land Corp	16,000	147	ARM Holdings PLC	53,499	724
UOL Group Ltd	18,000	90	ASM Pacific Technology Ltd	9,200	94
Wheelock & Co Ltd	35,000	178	ASML Holding NV	13,692	1,195

		$7,957	Infineon Technologies AG	41,395	375

			Mellanox Technologies Ltd (a),(b)	1,370	53
REITS - 1.46%			Rohm Co Ltd	3,700	130
Ascendas Real Estate Investment Trust	78,000	133	STMicroelectronics NV	24,418	195
British Land Co PLC	35,899	310	Sumco Corp	4,400	36
CapitaCommercial Trust	76,000	80	Tokyo Electron Ltd	6,600	273

CapitaMall Trust	93,000	135			$3,075

CFS Retail Property Trust Group	81,268	146
Corio NV	2,579	101	Shipbuilding - 0.03%
Dexus Property Group	185,378	169	SembCorp Marine Ltd	32,000	105
Federation Centres Ltd	54,691	111	Yangzijiang Shipbuilding Holdings Ltd	73,000	54

Fonciere Des Regions	1,109	86			$159

Gecina SA	842	100
Goodman Group	65,632	269	Software - 0.83%
GPT Group	67,758	213	Amadeus IT Holding SA	14,574	471
Hammerson PLC	27,308	205	Dassault Systemes SA	2,386	305
			GungHo Online Entertainment Inc (a)	132	89
ICADE	1,366	119
Intu Properties PLC	25,595	121	Konami Corp	3,800	84
Japan Prime Realty Investment Corp	30	86	Oracle Corp Japan	1,500	61
Japan Real Estate Investment Corp	23	244	Sage Group PLC/The	43,264	231

Japan Retail Fund Investment Corp	80	147	SAP AG	35,297	2,607

Keppel REIT	4,416	4			$3,848

See accompanying notes.

142

Schedule of Investments
International Equity Index Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Storage & Warehousing - 0.01%			Transportation (continued)
Mitsubishi Logistics Corp	5,000	$64	Kamigumi Co Ltd	9,000	$72
			Keikyu Corp	18,000	153
			Keio Corp	22,000	148
Telecommunications - 5.65%			Keisei Electric Railway Co Ltd	11,000	104
Belgacom SA	5,827	139	Kintetsu Corp	62,000	229
Bezeq The Israeli Telecommunication Corp	73,074	119
Ltd			Koninklijke Vopak NV	2,693	151
			Kuehne + Nagel International AG	2,069	258
BT Group PLC	301,928	1,521	Mitsui OSK Lines Ltd	42,000	165
Deutsche Telekom AG	107,604	1,378
Elisa OYJ	5,443	114	MTR Corp Ltd	55,500	209
			Nippon Express Co Ltd	31,000	145
Eutelsat Communications SA	5,481	164	Nippon Yusen KK	62,000	175
Hellenic Telecommunications Organization	9,389	85
SA (a)			Odakyu Electric Railway Co Ltd	24,000	218
			Orient Overseas International Ltd	8,500	47
HKT Trust / HKT Ltd	86,000	80	TNT Express NV	13,650	120
Inmarsat PLC	17,157	185
KDDI Corp	20,600	979	Tobu Railway Co Ltd	39,000	196
Koninklijke KPN NV (a)	123,390	360	Tokyu Corp	44,000	281
Millicom International Cellular SA	2,400	194	Toll Holdings Ltd	26,099	126
			West Japan Railway Co	6,500	268
NICE Systems Ltd	2,233	85	Yamato Holdings Co Ltd	14,100	302

Nippon Telegraph & Telephone Corp	16,700	847
Nokia OYJ (a)	143,465	557			$7,927

NTT DOCOMO Inc	585	935	Water - 0.19%
Orange SA	71,033	721	Severn Trent PLC	9,131	238
PCCW Ltd	153,000	69	Suez Environnement Co	10,751	160
Portugal Telecom SGPS SA	24,041	91	United Utilities Group PLC	26,122	275
SES SA	11,640	342	Veolia Environnement SA	13,000	201

Singapore Telecommunications Ltd	305,000	837			$874

Softbank Corp	36,400	2,271	TOTAL COMMON STOCKS		$ 455,769

StarHub Ltd	23,000	75	PREFERRED STOCKS - 0.58%	Shares Held	Value (000's)

Swisscom AG	893	404
TDC A/S	28,444	232	Automobile Manufacturers - 0.41%
Tele2 AB (a)	12,201	153	Bayerische Motoren Werke AG	2,052	150
Telecom Corp of New Zealand Ltd	69,481	122	Porsche Automobil Holding SE	5,866	494
Telecom Italia SpA	385,489	268	Volkswagen AG	5,540	1,260

Telecom Italia SpA - RSP	230,855	128			$1,904

Telefonaktiebolaget LM Ericsson	116,586	1,371	Consumer Products - 0.14%
Telefonica Deutschland Holding AG	10,697	75	Henkel AG & Co KGaA	6,825	661
Telefonica SA (a)	156,911	2,133
Telekom Austria AG	8,485	61
Telenet Group Holding NV	1,962	95	Electric - 0.01%
Telenor ASA	26,892	558	RWE AG	1,494	41
TeliaSonera AB	91,235	653
Telstra Corp Ltd	166,839	726	Oil & Gas - 0.02%
Vivendi SA	45,633	926	Fuchs Petrolub SE	1,360	110
Vodafone Group PLC	1,874,540	6,039

Ziggo NV	6,513	258	TOTAL PREFERRED STOCKS		$2,716

		$26,350		Maturity

Textiles - 0.09%			REPURCHASE AGREEMENTS - 1.74%	Amount (000's)	Value (000's)

Teijin Ltd	36,000	79
Toray Industries Inc	56,000	342	Banks - 1.74%

			Investment in Joint Trading Account; Barclays $ 1,447		$1,447
		$421	Bank Repurchase Agreement; 0.04% dated

Toys, Games & Hobbies - 0.14%			08/30/2013 maturing 09/03/2013
Namco Bandai Holdings Inc	6,800	108	(collateralized by US Government Security;
Nintendo Co Ltd	4,100	464	$1,476,238; 4.50%; dated 08/15/39)
Sanrio Co Ltd	1,700	87	Investment in Joint Trading Account; Credit	2,068	2,068

		$659	Suisse Repurchase Agreement; 0.04%

			dated 08/30/2013 maturing 09/03/2013
Transportation - 1.70%			(collateralized by US Government
AP Moeller - Maersk A/S - A shares	21	169	Securities; $2,108,911; 4.38% - 6.13%;
AP Moeller - Maersk A/S - B shares	51	434	dated 11/15/27 - 02/15/40)
Asciano Ltd	37,366	184	Investment in Joint Trading Account; Deutsche	3,225	3,225
Aurizon Holdings Ltd	77,783	314	Bank Repurchase Agreement; 0.06% dated
Central Japan Railway Co	5,500	626	08/30/2013 maturing 09/03/2013
ComfortDelGro Corp Ltd	77,000	111	(collateralized by US Government
Deutsche Post AG	34,737	1,004	Securities; $3,289,902; 0.00% - 2.23%;
DSV A/S	7,202	189	dated 10/15/13 - 12/06/22)
East Japan Railway Co	12,900	987
Groupe Eurotunnel SA	21,070	157
Hankyu Hanshin Holdings Inc	44,000	237
Hutchison Port Holdings Trust	200,000	148

See accompanying notes.

143

Schedule of Investments International Equity Index Fund August 31, 2013

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$1,380	$1,380
Lynch Repurchase Agreement; 0.03%
dated 08/30/2013 maturing 09/03/2013
(collateralized by US Government
Securities; $1,407,585; 2.38% - 2.63%;
dated 01/31/18 - 06/30/18)

		$8,120

TOTAL REPURCHASE AGREEMENTS		$8,120

Total Investments		$466,605
Liabilities in Excess of Other Assets, Net - (0.10)%		$(468)

TOTAL NET ASSETS - 100.00%		$466,137

(a)	Non-Income Producing Security

(b)	Security is Illiquid

(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.

Portfolio Summary (unaudited)

Country		Percent

Japan		20 . 50%
United Kingdom		18 . 55%
Switzerland		9 . 32%
France		9 .09%
Germany		8 . 28%
Australia		7 . 62%
Netherlands		4 .41%
United States		4 .07%
Sweden		3 .09%
Spain		2 . 84%
Hong Kong		2 .83%
Italy		1 .98%
Singapore		1 . 46%
Denmark		1 .13%
Belgium		1 . 12%
Finland		0 . 76%
Ireland		0 .67%
Norway		0 . 62%
Israel		0 . 46%
Luxembourg		0 . 30%
Austria		0 . 28%
Portugal		0 . 18%
Bermuda		0 .14%
New Zealand		0 . 11%
Guernsey		0 . 06%
Macao		0 .06%
Jersey, Channel Islands		0 .06%
China		0 .04%
Greece		0 . 04%
Mexico		0 .03%
Liabilities in Excess of Other Assets, Net		(0 .10)%

TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value		Appreciation/(Depreciation)

eMini MSCI EAFE; September 2013	Long	54	$4,594	$		4,568	$(26)

Total							$(26)

Amounts in thousands except contracts

See accompanying notes.

144

Schedule of Investments
Preferred Securities Fund
August 31, 2013

COMMON STOCKS - 0.04%	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value (000's)

Publicly Traded Investment Fund - 0.04%			Diversified Financial Services (continued)
BlackRock Credit Allocation Income Trust	161,513	$2,009	Citigroup Capital XI	335,669	$8,399
John Hancock Preferred Income Fund III	6,800	115	Citigroup Capital XIII	272,299	7,488

		$2,124	Citigroup Capital XVII	9,000	227

TOTAL COMMON STOCKS		$2,124	Corporate-Backed Trust Certificates 6.00%;	153,810	3,438

CONVERTIBLE PREFERRED STOCKS -			Series GS
1.21%	Shares Held	Value (000's)	Corporate-Backed Trust Certificates 6.25%;	4,798	122

			Series BMY
Banks - 1.17%			Corporate-Backed Trust Certificates 6.30%;	5,236	124
Bank of America Corp	26,362	28,441	Series GS
Wells Fargo & Co	24,243	27,516	General Electric Capital Corp 4.70%	82,300	1,716

		$ 55,957	General Electric Capital Corp 4.88%	272,022	5,995

REITS - 0.04%			General Electric Capital Corp 4.88%	566,743	12,808
CommonWealth REIT 6.50%; Series D	78,059	1,603	Merrill Lynch Capital Trust I	331,100	8,271
			Merrill Lynch Capital Trust II	135,041	3,372

TOTAL CONVERTIBLE PREFERRED STOCKS		$ 57,560	Merrill Lynch Preferred Capital Trust III	4,800	122

PREFERRED STOCKS - 42.22%	Shares Held	Value (000's)	Merrill Lynch Preferred Capital Trust V	102,735	2,609

			Morgan Stanley Capital Trust III	350,590	8,561
Banks - 12.18%			Morgan Stanley Capital Trust IV	513,971	12,531
BAC Capital Trust VIII	36,019	890	Morgan Stanley Capital Trust V	422,449	10,075
Bank of America Corp 6.38%; Series 3	26,378	643	Morgan Stanley Capital Trust VI	330,421	8,198
Bank of America Corp 6.63%; Series I	203,384	5,286	Morgan Stanley Capital Trust VII	204,827	5,063
Bank of New York Mellon Corp/The	159,200	3,420	Morgan Stanley Capital Trust VIII	97,460	2,404
Barclays Bank PLC 7.10%	1,020,235	25,383	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,801	428
Barclays Bank PLC 7.75%	644,829	16,185	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,336
Barclays Bank PLC 8.13%	288,639	7,288	PreferredPlus TR-CCR1 6.00%; Series GSC4	41,600	955
Capital One Financial Corp	573,401	12,764	SATURNS 2004-04	86,086	1,999

Citigroup Inc	48,953	1,077			$157,959

City National Corp/CA	219,000	4,667
COBANK ACB 11.00%; Series D	115,000	6,160	Electric - 3.57%
Countrywide Capital V	218,131	5,466	Alabama Power Co	89,000	2,314
Countrywide Financial Corp	682,448	17,089	Dominion Resources Inc/VA	1,167,035	30,845
Cullen/Frost Bankers Inc	299,700	6,575	DTE Energy Co 5.25%	326,300	6,790
Deutsche Bank Capital Funding Trust IX	16,450	407	Duke Energy Corp	425,148	9,009
Deutsche Bank Capital Funding Trust VIII	397,803	9,623	Entergy Arkansas Inc 4.90%	269,966	5,453
Deutsche Bank Capital Funding Trust X	349,285	8,949	Entergy Arkansas Inc 5.75%	34,863	825
Deutsche Bank Contingent Capital Trust II	2,235,612	54,773	Entergy Louisiana LLC 4.70%	555,100	10,608
Deutsche Bank Contingent Capital Trust III	529,600	13,944	Entergy Louisiana LLC 5.25%	248,100	5,294
Deutsche Bank Contingent Capital Trust V	22,500	621	Entergy Louisiana LLC 6.00%	3,369	84
FirstMerit Corp	331,400	7,526	Entergy Mississippi Inc	17,012	416
HSBC Holdings PLC 6.20%	1,052,626	25,895	Entergy New Orleans Inc	9,500	206
HSBC Holdings PLC 8.00%	568,600	15,420	Entergy Texas Inc	942,097	24,447
HSBC USA Inc 2.86%	825,638	39,771	Georgia Power Co 6.50%	77,300	7,885
HSBC USA Inc 6.50%	2,085,705	51,350	Georgia Power Co 8.20%	146,583	3,763
HSBC USA Inc - Series D	1,148,882	28,699	Gulf Power Co 6.00%	60,914	6,122
JP Morgan Chase & Co	235,016	5,257	Gulf Power Co 6.45%	4,600	485
JP Morgan Chase Capital XXIX	213,800	5,559	Interstate Power & Light Co	482,400	10,097
Lloyds Banking Group PLC	130,471	3,521	NextEra Energy Capital Holdings Inc 5.00%	510,093	9,947
M&T Bank Corp - Series A	10,400	10,628	NextEra Energy Capital Holdings Inc - Series	454,170	11,631
M&T Bank Corp - Series C	7,100	7,255	F
M&T Capital Trust IV	377,056	9,724	NextEra Energy Capital Holdings Inc - Series	310,000	6,805
Morgan Stanley	104,100	2,029	G
PNC Financial Services Group Inc/The	1,641,862	41,884	NextEra Energy Capital Holdings Inc - Series	177,585	3,857
Royal Bank of Scotland Group PLC 5.75%;	591,134	11,267	H
Series L			NextEra Energy Capital Holdings Inc - Series I	671,456	13,268

Royal Bank of Scotland Group PLC 6.75%;	7,600	161	SCANA Corp	20,135	532

Series Q					$170,683

Santander Finance Preferred SAU	489,493	13,143	Hand & Machine Tools - 0.51%
State Street Corp	1,446,400	31,199	Stanley Black & Decker Inc	1,070,850	24,426
TCF Financial Corp	229,023	5,719
US Bancorp/MN - Series A	6,703	5,551
US Bancorp/MN - Series G	2,083,302	55,874	Insurance - 9.38%
Wells Fargo & Co	128,627	3,108	Aegon NV 4.00%	66,900	1,355

		$581,750	Aegon NV 6.38%	975,042	22,514

			Aegon NV 6.50%	247,358	5,805
Diversified Financial Services - 3.31%			Aegon NV 8.00%	63,317	1,721
Affiliated Managers Group Inc 5.25%	77,887	1,963	Aflac Inc	1,128,600	25,405
Affiliated Managers Group Inc 6.38%	5,000	117	Allstate Corp/The	540,300	12,994
Ameriprise Financial Inc	1,135,265	29,142	American Financial Group Inc/OH 5.75%	434,828	9,627
Charles Schwab Corp/The	12,535	295	Arch Capital Group Ltd	376,600	9,065
Citigroup Capital IX	462,679	11,604	Aspen Insurance Holdings Ltd 5.95%	936,500	22,551
Citigroup Capital X	339,010	8,597	Aspen Insurance Holdings Ltd 7.25%	143,802	3,591

See accompanying notes.

145

Schedule of Investments
Preferred Securities Fund
August 31, 2013

PREFERRED STOCKS (continued)	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value (000's)

Insurance (continued)			REITS (continued)
Axis Capital Holdings Ltd 5.50%	175,210	$ 3,483	Weingarten Realty Investors 8.10%	1,744,376	$36,545

Axis Capital Holdings Ltd 6.88%	2,072,850	49,748			$366,518

Delphi Financial Group Inc 7.38%	527,604	13,174
Hartford Financial Services Group Inc	1,016,436	28,287	Savings & Loans - 0.47%
ING Groep NV 6.13%	69,848	1,597	Astoria Financial Corp	108,000	2,516

ING Groep NV 6.20%	30,250	702	First Niagara Financial Group Inc	704,500	19,635

ING Groep NV 6.38%	849,100	19,453			$22,151

ING Groep NV 7.05%	1,019,994	24,990	Sovereign - 1.13%
ING Groep NV 7.20%	166,345	4,130	Farm Credit Bank of Texas (a),(b)	258,000	25,848
ING Groep NV 7.38%	862,200	21,796	Farm Credit Bank of Texas	23,800	28,188

ING Groep NV 8.50%	50,340	1,285			$54,036

PartnerRe Ltd 6.50%	182,872	4,349
PartnerRe Ltd 7.25%	11,415	289	Telecommunications - 3.76%
PLC Capital Trust V	250,879	6,141	Centaur Funding Corp 9.08% (b),(c)	56,403	67,772
Protective Life Corp 6.00%	20,009	447	Qwest Corp 6.13%	882,300	18,590
Protective Life Corp 6.25%	336,151	7,883	Qwest Corp 7.00%	520,255	12,777
Prudential PLC 6.50%	96,449	2,393	Qwest Corp 7.00%	253,178	6,208
Prudential PLC 6.75%	170,992	4,234	Qwest Corp 7.38%	372,908	9,278
Reinsurance Group of America Inc	577,300	13,890	Qwest Corp 7.50%	954,111	24,425
RenaissanceRe Holdings Ltd - Series C	121,322	2,821	Telephone & Data Systems Inc 6.63%	296,682	7,209
RenaissanceRe Holdings Ltd - Series E	719,805	14,324	Telephone & Data Systems Inc 7.00%	1,210,015	30,275
Torchmark Corp	472,900	10,569	United States Cellular Corp	125,584	3,081

WR Berkley Corp	1,338,656	28,540			$179,615

XLIT Ltd	80,144	68,924	TOTAL PREFERRED STOCKS		$ 2,016,155

		$448,077		Principal

			BONDS - 55.14%	Amount (000's)	Value (000's)

Media - 0.23%
Comcast Corp	489,466	10,940	Banks - 20.66%
			Abbey National Capital Trust I
			8.96%, 12/31/2049	$ 14,438 $	17,903
REITS - 7.68%			BAC Capital Trust XIII
Boston Properties Inc	9,289	195	4.00%, 12/29/2049 (d)	34,064	26,911
CommonWealth REIT 7.50%	187,345	3,880	Banco do Brasil SA/Cayman
Digital Realty Trust Inc - Series E	590,135	13,986	6.25%, 12/29/2049 (b),(d)	15,000	11,700
Digital Realty Trust Inc - Series G	74,567	1,519	Barclays Bank PLC
Duke Realty Corp 6.50%	283,473	6,690	5.93%, 12/31/2049 (b),(d)	3,410	3,486
Duke Realty Corp 6.60%	81,400	1,906	6.28%, 12/29/2049	14,300	12,971
Duke Realty Corp 6.63%	261,100	6,293	6.86%, 09/29/2049 (b),(d)	19,602	19,700
Health Care REIT Inc	617,185	14,658	7.43%, 09/29/2049 (b),(d)	10,001	10,751
Hospitality Properties Trust 7.13%; Series D	408,113	10,101	BNP Paribas SA
Kimco Realty Corp 5.50%	706,043	14,544	7.20%, 06/29/2049 (b)	3,800	3,752
Kimco Realty Corp 5.63%	450,895	9,482	BPCE SA
Kimco Realty Corp 6.00%	668,300	15,043	6.75%, 01/29/2049	11,500	11,241
Kimco Realty Corp 6.90%	341,085	8,626	CBA Capital Trust II
National Retail Properties Inc	455,621	10,557	6.02%, 03/29/2049 (b)	3,400	3,544
Prologis Inc - Series Q	128,700	7,523	Citigroup Inc
PS Business Parks Inc	380,000	8,014	5.35%, 05/29/2049 (d)	33,400	29,643
PS Business Parks Inc - Series R	130,211	3,218	5.90%, 12/29/2049	200	189
PS Business Parks Inc - Series S	46,415	1,080	5.95%, 12/29/2049	15,000	14,250
PS Business Parks Inc - Series T	79,059	1,704	8.40%, 04/29/2049	5,000	5,500
PS Business Parks Inc - Series U	510,634	10,693	Claudius Ltd for Credit Suisse
Public Storage Inc 5.20%; Series W	150,404	3,079	7.88%, 06/29/2049	5,892	6,275
Public Storage Inc 5.20%; Series X	85,700	1,760	8.25%, 06/29/2049	10,650	10,786
Public Storage Inc 5.38%; Series V	147,112	3,082	Cooperatieve Centrale Raiffeisen-
Public Storage Inc 5.75%; Series T	442,900	9,815	Boerenleenbank BA/Netherlands
Public Storage Inc 5.90%; Series S	56,300	1,285	11.00%, 12/29/2049 (b),(d)	56,107	72,588
Public Storage Inc 6.35%; Series R	746,444	18,213	Countrywide Capital III
Public Storage Inc 6.50%; Series Q	7,688	190	8.05%, 06/15/2027	6,312	7,511
Realty Income Corp - Series D	239,131	5,978	Credit Agricole SA
Realty Income Corp - Series F	853,083	20,593	8.38%, 10/13/2049 (b),(d)	11,000	11,990
Regency Centers Corp 6.00%	441,029	9,491	9.75%, 06/29/2049	11,592	12,288
Regency Centers Corp 6.63%	230,854	5,402	Credit Suisse AG
Senior Housing Properties Trust	115,931	2,440	6.50%, 08/08/2023 (b)	40,800	41,151
Ventas Realty LP / Ventas Capital Corp	294,237	6,267	Credit Suisse Group Guernsey I Ltd
Vornado Realty LP	1,445,611	38,381	7.88%, 02/24/2041 (d)	8,900	9,447
Vornado Realty Trust - Series I	103,392	2,516	Danske Bank A/S
Vornado Realty Trust - Series J	174,963	4,383	7.13%, 09/21/2037 (d)	142	145
Vornado Realty Trust - Series K	917,000	19,358	Den Norske Creditbank
Vornado Realty Trust - Series L	420,525	8,781	0.51%, 11/29/2049 (d)	8,940	4,951
Wachovia Corp 7.25%	425,159	11,143	0.54%, 08/29/2049 (d)	6,150	3,442
Weingarten Realty Investors 6.50%	326,265	8,104

See accompanying notes.

146

Schedule of Investments
Preferred Securities Fund
August 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Diversified Financial Services - 7.71%
Dresdner Funding Trust I			American Express Co
8.15%, 06/30/2031 (b)	$ 14,040	$ 13,900	6.80%, 09/01/2066 (d)	$ 9,094 $	9,712
Fifth Third Bancorp			Charles Schwab Corp/The
5.10%, 12/31/2049 (d)	5,100	4,590	7.00%, 02/28/2049 (d)	26,600	29,127
Fifth Third Capital Trust IV			Citigroup Capital III
6.50%, 04/15/2067 (d)	28,815	28,599	7.63%, 12/01/2036	2,700	3,004
First Empire Capital Trust I			General Electric Capital Corp
8.23%, 02/01/2027	13,750	13,990	6.25%, 12/15/2049 (d)	59,725	60,621
First Empire Capital Trust II			6.38%, 11/15/2067 (d)	10,615	11,199
8.28%, 06/01/2027	4,500	4,585	7.13%, 12/15/2049 (d)	58,200	64,020
First Hawaiian Capital I			Glen Meadow Pass-Through Trust
8.34%, 07/01/2027	8,410	8,488	6.51%, 02/12/2067 (b),(d)	785	738
First Union Capital II			Goldman Sachs Capital I
7.95%, 11/15/2029	3,700	4,438	6.35%, 02/15/2034	173,132	165,686
Goldman Sachs Capital II			Macquarie PMI LLC
4.00%, 06/01/2043 (d)	4,000	3,000	8.38%, 12/29/2049	3,000	3,127
HBOS Capital Funding LP			ZFS Finance USA Trust V
6.85%, 03/29/2049	8,916	8,515	6.50%, 05/09/2067 (b)	19,683	20,902

HSBC Capital Funding LP/Jersey					$368,136

10.18%, 12/31/2049 (b),(d)	25,000	35,344
HSBC USA Capital Trust I			Electric - 1.75%
7.81%, 12/15/2026 (b)	300	283	Electricite de France SA
			5.25%, 12/29/2049 (b),(d)	58,510	54,853
HSBC USA Capital Trust III
7.75%, 11/15/2026	7,200	7,253	Integrys Energy Group Inc
			6.11%, 12/01/2066 (d)	582	597
JP Morgan Chase & Co
6.00%, 12/29/2049 (d)	62,000	58,900	NextEra Energy Capital Holdings Inc
			6.35%, 10/01/2066 (d)	4,000	4,143
7.90%, 04/29/2049 (d)	46,260	51,002
			6.65%, 06/15/2067 (d)	3,000	3,157
JP Morgan Chase Capital XXI			7.30%, 09/01/2067 (d)	14,455	15,900
1.22%, 02/02/2037 (d)	8,131	6,098
KeyCorp Capital III			PPL Capital Funding Inc
			6.70%, 03/30/2067 (d)	4,875	5,042

7.75%, 07/15/2029	3,500	3,796
LBG Capital No.1 PLC					$83,692

7.88%, 11/01/2020 (b)	31,146	32,937	Holding Companies - Diversified - 0.21%
8.00%, 12/29/2049 (b),(d)	2,645	2,764	Hutchison Whampoa International 12 Ltd
LBG Capital No.2 PLC			6.00%, 05/29/2049 (b),(d)	9,500	10,022
7.88%, 03/19/2020	7,000	7,398
Lloyds Banking Group PLC
6.41%, 09/29/2049 (b)	44,620	39,489	Insurance - 22.41%
6.66%, 01/29/2049 (b)	42,281	38,264	ACE Capital Trust II
M&T Bank Corp			9.70%, 04/01/2030	5,490	7,684
6.88%, 12/29/2049 (b)	66,100	66,784	Aegon NV
			2.92%, 07/29/2049 (d)	31,648	24,768
PNC Financial Services Group Inc/The
4.85%, 05/29/2049	3,900	3,432	AIG Life Holdings Inc
6.75%, 07/29/2049 (d)	26,900	27,976	7.57%, 12/01/2045 (b)	16,825	19,601
Rabobank Capital Funding Trust III			8.50%, 07/01/2030	30,200	39,018
5.25%, 12/31/2049 (b),(d)	30,714	31,175	Allstate Corp/The
RBS Capital Trust IV			6.50%, 05/15/2067	12,505	13,255
1.08%, 09/29/2049 (d)	6,500	4,810	AXA SA
			2.84%, 08/06/2049 (d)	15,200	11,638
Royal 7.65%, Bank 08/29/2049 of Scotland (d) Group PLC	18,560	18,096	6.38%, 12/29/2049 (b),(d)	39,868	38,871
Societe Generale SA			8.60%, 12/15/2030	13,565	16,075
1.02%, 12/29/2049 (b),(d)	5,750	4,658	Catlin Insurance Co Ltd
5.92%, 04/29/2049 (b),(d)	49,065	48,384	7.25%, 07/29/2049 (b)	73,096	75,654
8.75%, 10/29/2049	26,112	27,418	Dai-ichi Life Insurance Co Ltd/The
			7.25%, 12/31/2049 (b),(e)	16,250	18,038
Standard Chartered PLC
0.78%, 07/29/2049 (d)	2,000	1,160	Everest Reinsurance Holdings Inc
7.01%, 07/29/2049 (b)	18,850	19,010	6.60%, 05/15/2037 (d)	30,420	30,192
State Street Capital Trust IV			Great-West Life & Annuity Insurance Capital
1.27%, 06/01/2077 (d)	600	486	LP
			6.63%, 11/15/2034 (b)	7,000	6,832
Wachovia Capital Trust III
5.57%, 03/29/2049 (d)	8,167	7,718	Great-West Life & Annuity Insurance Capital

		$986,855	LP II

			7.15%, 05/16/2046 (b),(d)	8,750	8,958
Chemicals - 0.46%			ING US Inc
Sinochem Global Capital Co Ltd			5.65%, 05/15/2053 (d)	20,700	19,184
5.00%, 12/29/2049 (b),(d)	24,450	22,188	Liberty Mutual Group Inc
			7.00%, 03/15/2037 (b),(d)	12,688	12,878
			7.80%, 03/07/2087 (b)	30,378	34,175
			Lincoln National Corp
			6.05%, 04/20/2067 (d)	27,905	27,626

See accompanying notes.

147

Schedule of Investments
Preferred Securities Fund
August 31, 2013

	Principal		REPURCHASE AGREEMENTS	Maturity
BONDS (continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Insurance (continued)			Banks (continued)
Lincoln National Corp (continued)			Investment in Joint Trading Account; Deutsche $	7,455	$7,455
7.00%, 05/17/2066 (d)	$ 12,775	$ 12,967	Bank Repurchase Agreement; 0.06% dated
MetLife Capital Trust IV			08/30/2013 maturing 09/03/2013
7.88%, 12/15/2067 (b)	19,200	21,792	(collateralized by US Government
MetLife Capital Trust X			Securities; $7,604,118; 0.00% - 2.23%;
9.25%, 04/08/2068 (b)	27,375	35,451	dated 10/15/13 - 12/06/22)
Mitsui Sumitomo Insurance Co Ltd			Investment in Joint Trading Account; Merrill	3,190	3,190
7.00%, 03/15/2072 (b)	24,900	27,701	Lynch Repurchase Agreement; 0.03%
MMI Capital Trust I			dated 08/30/2013 maturing 09/03/2013
7.63%, 12/15/2027	1,073	1,263	(collateralized by US Government
Nationwide Financial Services Inc			Securities; $3,253,422; 2.38% - 2.63%;
6.75%, 05/15/2067	68,095	68,095	dated 01/31/18 - 06/30/18)

Provident Financing Trust I					$18,769

7.41%, 03/15/2038	8,750	9,664	TOTAL REPURCHASE AGREEMENTS		$18,769

Prudential Financial Inc			Total Investments		$4,728,255
5.63%, 06/15/2043 (d)	118,600	110,891	Other Assets in Excess of Liabilities, Net - 1.00%		$47,701

5.88%, 09/15/2042 (d)	11,675	11,383	TOTAL NET ASSETS - 100.00%		$4,775,956

Prudential PLC
6.50%, 06/29/2049	42,448	42,236
7.75%, 12/29/2049	4,800	5,117	(a) Non-Income Producing Security
QBE Capital Funding II LP			(b)	Security exempt from registration under Rule 144A of the Securities Act of
6.80%, 06/29/2049 (b),(d)	27,315	27,452		1933. These securities may be resold in transactions exempt from
QBE Capital Funding III Ltd				registration, normally to qualified institutional buyers. Unless otherwise
7.25%, 05/24/2041 (b),(d)	84,895	89,564		indicated, these securities are not considered illiquid. At the end of the
Reinsurance Group of America Inc				period, the value of these securities totaled $1,322,742 or 27.70% of net
6.75%, 12/15/2065 (d)	22,450	22,338	assets.
Sirius International Group Ltd			(c) Affiliated Security
7.51%, 05/29/2049 (b),(d)	1,175	1,203	(d)	Variable Rate. Rate shown is in effect at August 31, 2013.
Sompo Japan Insurance Inc			(e) Security is Illiquid
5.33%, 03/28/2073 (b),(d)	68,200	67,231
Swiss Re Capital I LP
6.85%, 05/29/2049 (b),(d)	42,620	44,538

ZFS Finance USA Trust II				Portfolio Summary (unaudited)

6.45%, 12/15/2065 (b),(d)	62,850	66,935	Sector		Percent

		$ 1,070,268	Financial		85 .39%

			Utilities		5 .33%
Miscellaneous Manufacturing - 0.40%			Communications		3 . 99%
GE Capital Trust I			Industrial		1 .55%
6.38%, 11/15/2067	18,008	18,953	Government		1 . 13%
			Energy		0 . 90%
			Basic Materials		0 . 46%
Pipelines - 0.90%			Diversified		0 .21%
DCP Midstream LLC
5.85%, 05/21/2043 (b),(d)	12,820	11,891	Exchange Traded Funds		0 .04%

TransCanada PipeLines Ltd			Other Assets in Excess of Liabilities, Net		1 . 00%

6.35%, 05/15/2067 (d)	29,663	30,849	TOTAL NET ASSETS		100.00%

		$ 42,740

Transportation - 0.64%
BNSF Funding Trust I
6.61%, 12/15/2055 (d)	27,260	30,793

TOTAL BONDS		$ 2,633,647

	Maturity
REPURCHASE AGREEMENTS - 0.39%	Amount (000's)	Value (000's)

Banks - 0.39%
Investment in Joint Trading Account; Barclays $ 3,345		$ 3,345
Bank Repurchase Agreement; 0.04% dated
08/30/2013 maturing 09/03/2013
(collateralized by US Government Security;
$3,412,104; 4.50%; dated 08/15/39)
Investment in Joint Trading Account; Credit	4,779	4,779
Suisse Repurchase Agreement; 0.04%
dated 08/30/2013 maturing 09/03/2013
(collateralized by US Government
Securities; $4,874,435; 4.38% - 6.13%;
dated 11/15/27 - 02/15/40)

See accompanying notes.

148

Schedule of Investments
Preferred Securities Fund
August 31, 2013

	August 31,	August 31,						August 31,	August 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales		2013	2013
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost

Centaur Funding Corp 9.08%	54,403	$59,224	2,800 $	3,493	800		$1,024	56,403	$ 61,820

		$59,224		$3,493			$1,024		$ 61,820

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions

Centaur Funding Corp 9.08%	$	5,112	$		127	$

	$	5,112	$		127	$

Amounts in thousands except shares

See accompanying notes.

149

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2013

COMMON STOCKS - 96.11%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Automobile Manufacturers - 1.76%			Healthcare - Products - 2.00%
New Flyer Industries Inc	870,913	$9,079	STERIS Corp	64,948	$2,656
			Teleflex Inc	99,660	7,682

Automobile Parts & Equipment - 1.84%					$10,338

Autoliv Inc	117,383	9,506	Housewares - 0.86%
			Newell Rubbermaid Inc	175,649	4,444
Banks - 7.01%
City Holding Co	88,180	3,602	Insurance - 6.87%
Community Trust Bancorp Inc	154,845	5,841	Fidelity National Financial Inc	281,818	6,682
First Financial Bancorp	159,535	2,393	HCC Insurance Holdings Inc	131,093	5,532
FirstMerit Corp	401,394	8,494	OneBeacon Insurance Group Ltd	273,611	3,907
PacWest Bancorp	192,445	6,399	PartnerRe Ltd	70,547	6,148
Sterling Bancorp/NY	227,834	2,891	Protective Life Corp	150,355	6,284
TrustCo Bank Corp NY	54,312	317	Validus Holdings Ltd	197,870	6,848

Washington Trust Bancorp Inc	207,312	6,221			$35,401

		$36,158

			Investment Companies - 1.87%
Chemicals - 5.97%			Ares Capital Corp	549,972	9,668
Cabot Corp	156,211	6,247
Canexus Corp	779,011	5,599
Huntsman Corp	352,606	6,171	Machinery - Diversified - 2.52%
Rockwood Holdings Inc	93,547	5,974	Applied Industrial Technologies Inc	107,240	5,107

RPM International Inc	200,488	6,812	IDEX Corp	132,942	7,893

		$30,803			$13,000

Coal - 1.83%			Media - 1.79%
Alliance Resource Partners LP	125,252	9,429	Sinclair Broadcast Group Inc	385,848	9,229

Commercial Services - 1.83%			Mining - 0.75%
Landauer Inc	72,620	3,448	IAMGOLD Corp	639,795	3,852
McGrath RentCorp	180,656	5,976

		$9,424	Miscellaneous Manufacturing - 1.20%

Computers - 0.83%			Crane Co	108,178	6,210
MTS Systems Corp	70,997	4,272
			Oil & Gas - 7.91%
			BreitBurn Energy Partners LP	295,819	5,227
Consumer Products - 2.33%			Calumet Specialty Products Partners LP	216,281	6,612
Kimberly-Clark de Mexico SAB de CV ADR	271,631	3,866	HollyFrontier Corp	107,740	4,792

Tupperware Brands Corp	100,696	8,133	Pengrowth Energy Corp	1,584,049	8,753

		$11,999	Suburban Propane Partners LP	131,035	6,001

Diversified Financial Services - 0.80%			Vermilion Energy Inc	116,455	6,257
Fly Leasing Ltd ADR	321,362	4,123	Zargon Oil & Gas Ltd	452,912	3,147

					$40,789

Electric - 3.09%			Packaging & Containers - 0.98%
Alliant Energy Corp	116,176	5,764	Packaging Corp of America	94,893	5,033
Great Plains Energy Inc	81,454	1,785
Pepco Holdings Inc	186,844	3,539
PNM Resources Inc	199,777	4,377	Pipelines - 2.19%
SCANA Corp	9,851	474	Atlas Pipeline Partners LP	244,218	9,475

			ONEOK Inc	34,949	1,798

		$15,939			$11,273

Electrical Components & Equipment - 2.54%
Hubbell Inc	61,246	6,208	Private Equity - 1.73%
Molex Inc	237,383	6,889	Hercules Technology Growth Capital Inc	617,196	8,943

		$13,097

			REITS - 14.82%
Electronics - 2.13%			Agree Realty Corp	179,627	4,868
Garmin Ltd	269,853	11,002	Alexandria Real Estate Equities Inc	85,217	5,255
			American Capital Agency Corp	134,185	3,054
Food - 0.94%			BioMed Realty Trust Inc	340,694	6,272
B&G Foods Inc	143,284	4,853	Capstead Mortgage Corp	710,299	8,339
			Colony Financial Inc	270,189	5,342
			CYS Investments Inc	1,243,147	9,547
Gas - 0.62%			Digital Realty Trust Inc	172,985	9,618
Vectren Corp	97,850	3,190	EastGroup Properties Inc	39,429	2,216
			EPR Properties	118,886	5,823
Hand & Machine Tools - 2.98%			Hatteras Financial Corp	174,072	3,186
Lincoln Electric Holdings Inc	112,046	7,006	Medical Properties Trust Inc	220,424	2,546
Snap-on Inc	89,266	8,356	Omega Healthcare Investors Inc	364,373	10,348

		$15,362			$76,414

See accompanying notes.

150

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2013

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent

			Financial	37 .45%
Retail - 0.20%			Industrial	13 .58%
Guess? Inc	33,822	$1,032	Energy	11 .93%
			Consumer, Non-cyclical	7 .10%
			Technology	6 .75%
Cypress Semiconductors Semiconductor - 4.68% Corp (a)	510,119	5,775	Basic Materials	6 . 72%
Maxim Integrated Products Inc	293,425	8,170	Communications	6 . 63%
			Consumer, Cyclical	6 .59%
Microchip Technology Inc	216,717	8,411	Utilities	3 .71%

MKS Instruments Inc	70,919	1,776	Liabilities in Excess of Other Assets, Net	(0 .46)%

		$24,132	TOTAL NET ASSETS	100.00%

Software - 1.24%
Computer Programs & Systems Inc	116,112	6,381

Telecommunications - 4.84%
Consolidated Communications Holdings Inc	537,583	8,967
Harris Corp	156,964	8,889
Windstream Corp	882,821	7,124

		$24,980

Toys, Games & Hobbies - 1.93%
Hasbro Inc	218,372	9,953

Trucking & Leasing - 1.23%
TAL International Group Inc (a)	148,232	6,344

TOTAL COMMON STOCKS		$495,652

	Maturity
REPURCHASE AGREEMENTS - 4.35% Amount (000's)		Value (000's)

Banks - 4.35%
Investment in Joint Trading Account; Barclays $	3,997	$3,997
Bank Repurchase Agreement; 0.04% dated
08/30/2013 maturing 09/03/2013
(collateralized by US Government Security;
$4,076,427; 4.50%; dated 08/15/39)
Investment in Joint Trading Account; Credit	5,709	5,709
Suisse Repurchase Agreement; 0.04%
dated 08/30/2013 maturing 09/03/2013
(collateralized by US Government
Securities; $5,823,468; 4.38% - 6.13%;
dated 11/15/27 - 02/15/40)
Investment in Joint Trading Account; Deutsche	8,907	8,906
Bank Repurchase Agreement; 0.06% dated
08/30/2013 maturing 09/03/2013
(collateralized by US Government
Securities; $9,084,609; 0.00% - 2.23%;
dated 10/15/13 - 12/06/22)
Investment in Joint Trading Account; Merrill	3,811	3,811
Lynch Repurchase Agreement; 0.03%
dated 08/30/2013 maturing 09/03/2013
(collateralized by US Government
Securities; $3,886,850; 2.38% - 2.63%;
dated 01/31/18 - 06/30/18)

		$22,423

TOTAL REPURCHASE AGREEMENTS		$22,423

Total Investments		$518,075
Liabilities in Excess of Other Assets, Net - (0.46)%		$(2,389)

TOTAL NET ASSETS - 100.00%		$515,686

(a) Non-Income Producing Security

See accompanying notes.

151

Glossary to the Schedules of Investments August 31, 2013

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
EUR	Euro
GBP	British Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
RUB	Russian Rouble
USD/$	United States Dollar
UYU	Uruguayan Peso

See accompanying notes.

152

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153

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period

BLUE CHIP FUND

Institutional shares

2013	$10 .64	$0 .18	$1 .69	$1 .87	($0 .06)	($0 .01)	($0 .07)	$12 .44

2012(c)	10 .00	0 .02	0 .62	0 .64				10 .64

BOND MARKET INDEX FUND

Class J shares

2013	11 .17	0 .11	( 0 .47)	( 0 .36)	( 0 .17)	( 0 .01)	( 0 .18)	10 .63

2012	10 .86	0 .16	0 .36	0 .52	( 0 .21)		( 0 . 21)	11 . 17

2011	10 .65	0 .21	0 .16	0 .37	( 0 .14)	( 0 .02)	( 0 .16)	10 .86

2010(h)	10 .17	0 .08	0 .40	0 .48				10 .65

Institutional shares

2013	11 .27	0 .17	( 0 .48)	( 0 .31)	( 0 .24)	( 0 .01)	( 0 .25)	10 .71

2012	10 .95	0 .23	0 .36	0 .59	( 0 .27)		( 0 . 27)	11 . 27

2011	10 .71	0 .28	0 .17	0 .45	( 0 .19)	( 0 .02)	( 0 .21)	10 .95

2010(i)	10 .00	0 .18	0 .53	0 .71				10 .71

R-1 shares

2013	11 .15	0 .07	( 0 .47)	( 0 .40)	( 0 .14)	( 0 .01)	( 0 .15)	10 .60

2012	10 .85	0 .13	0 .36	0 .49	( 0 .19)		( 0 . 19)	11 . 15

2011	10 .65	0 .18	0 .17	0 .35	( 0 .13)	( 0 .02)	( 0 .15)	10 .85

2010(i)	10 .00	0 .12	0 .53	0 .65				10 .65

R-2 shares

2013	11 .16	0 .09	( 0 .47)	( 0 .38)	( 0 .16)	( 0 .01)	( 0 .17)	10 .61

2012	10 .86	0 .15	0 .35	0 .50	( 0 .20)		( 0 . 20)	11 . 16

2011	10 .66	0 .20	0 .17	0 .37	( 0 .15)	( 0 .02)	( 0 .17)	10 .86

2010(i)	10 .00	0 .13	0 .53	0 .66				10 .66

R-3 shares

2013	11 .19	0 .11	( 0 .49)	( 0 .38)	( 0 .19)	( 0 .01)	( 0 .20)	10 .61

2012	10 .89	0 .16	0 .36	0 .52	( 0 .22)		( 0 . 22)	11 . 19

2011	10 .67	0 .22	0 .17	0 .39	( 0 .15)	( 0 .02)	( 0 .17)	10 .89

2010(i)	10 .00	0 .14	0 .53	0 .67				10 .67

R-4 shares

2013	11 .21	0 .13	( 0 .48)	( 0 .35)	( 0 .20)	( 0 .01)	( 0 .21)	10 .65

2012	10 .90	0 .19	0 .36	0 .55	( 0 .24)		( 0 . 24)	11 . 21

2011	10 .68	0 .24	0 .17	0 .41	( 0 .17)	( 0 .02)	( 0 .19)	10 .90

2010(i)	10 .00	0 .15	0 .53	0 .68				10 .68

R-5 shares

2013	11 .23	0 .14	( 0 .48)	( 0 .34)	( 0 .22)	( 0 .01)	( 0 .23)	10 .66

2012	10 .92	0 .20	0 .36	0 .56	( 0 .25)		( 0 . 25)	11 . 23

2011	10 .69	0 .25	0 .17	0 .42	( 0 .17)	( 0 .02)	( 0 .19)	10 .92

2010(i)	10 .00	0 .16	0 .53	0 .69				10 .69

See accompanying notes.

154

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.

				Ratio of Net
		Ratio of Expenses	Ratio of Gross	Investment Income
	Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return	Period (in thousands)	Assets	Net Assets	Assets	Turnover Rate

17 .74%	$179,732	0 .75%	0 .95%(b)	1 .46%	1 .3%

6 . 40 (d)	5,321	0 . 75 (e)	4 . 83 (b),(e)	0 . 87 (e)	7 . 3 (e)

(3 .34) (f)	25,256	0 .77	0 .97 (g)	1 .04	131 .7

4 .84 (f)	31,642	0 .89	1 .07 (g)	1 .47	144 .0

3 .56 (f)	30,271	0 .87	1 .01 (g)	2 .00	84 .6

4 . 72 (d),(f)	29,318	1 . 29 (e)	1 . 37 (e),(g)	1 . 57 (e)	216 . 8 (e)

(2 .88)	1,462,194	0 .26	0 .26 (b)	1 .54	131 .7

5 .50	1,553,862	0 .26	0 .26 (b)	2 .06	144 .0

4 .30	965,143	0 .27	0 .27 (b)	2 .60	84 .6

7 . 10 (d)	530,223	0 . 26 (e)	0 .26 (b),(e)	2 . 54 (e)	216 . 8 (e)

(3 .68)	1,513	1 .14	1 .14 (b)	0 .68	131 .7

4 .57	2,253	1 .14	1 .14 (b)	1 .20	144 .0

3 .31	1,538	1 .14	1 .14 (b)	1 .73	84 .6

6 . 50 (d)	2,133	1 . 15 (e)	1 . 16 (b),(e)	1 . 70 (e)	216 . 8 (e)

(3 .54)	3,985	1 .01	1 .01 (b)	0 .81	131 .7

4 .67	4,794	1 .01	1 .01 (b)	1 .33	144 .0

3 .50	3,469	1 .01	1 .01 (b)	1 .86	84 .6

6 . 60 (d)	3,814	1 . 02 (e)	1 . 02 (b),(e)	1 . 83 (e)	216 . 8 (e)

(3 .48)	11,485	0 .83	0 .83 (b)	0 .98	131 .7

4 .87	10,082	0 .83	0 .83 (b)	1 .50	144 .0

3 .74	5,716	0 .83	0 .83 (b)	2 .04	84 .6

6 . 70 (d)	5,206	0 . 84 (e)	0 . 84 (b),(e)	2 . 01 (e)	216 . 8 (e)

(3 .23)	7,137	0 .64	0 .64 (b)	1 .17	131 .7

5 .16	6,175	0 .64	0 .64 (b)	1 .74	144 .0

3 .90	5,894	0 .64	0 .64 (b)	2 .23	84 .6

6 . 80 (d)	2,675	0 . 65 (e)	0 . 65 (b),(e)	2 . 20 (e)	216 . 8 (e)

(3 .16)	25,057	0 .52	0 .52 (b)	1 .29	131 .7

5 .25	21,032	0 .52	0 .52 (b)	1 .80	144 .0

4 .05	11,004	0 .52	0 .52 (b)	2 .35	84 .6

6 . 90 (d)	9,296	0 . 53 (e)	0 . 52 (b),(e)	2 . 34 (e)	216 . 8 (e)

(a)	Calculated based on average shares outstanding during the period.

(b)	Excludes expense reimbursement from Manager.

(c)	Period from June 14, 2012, date operations commenced, through August 31, 2012.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Total return is calculated without the contingent deferred sales charge.

(g)	Excludes expense reimbursement from Manager and/or Distributor.

(h)	Period from March 16, 2010, date operations commenced, through August 31, 2010.

(i)	Period from December 30, 2009, date operations commenced, through August 31, 2010.

See accompanying notes.

155

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS , I NC .

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period

DIVERSIFIED REAL ASSET FUND

Institutional shares

2013	$11 .99	$0 .20	$0 .07	$0 .27	($0 .15)	($0 .30)	($0 .45)	$11 .81

2012	11 .87	0 .14	0 .30	0 .44	(0 .04)	(0 .28)	(0 .32)	11 .99

2011	10 .14	0 .15	1 .64	1 .79	(0 .04)	(0 .02)	(0 .06)	11 .87

2010(c)	10 . 00	0 .05	0 .11	0 .16	(0 . 02)		(0 .02)	10 .14

GLOBAL MULTI-STRATEGY FUND

Institutional shares

2013	10 .35	0 .04	0 .29	0 .33		(0 .14)	(0 .14)	10 .54

2012(g)	10 .00	(0 .03)	0 .38	0 .35				10 .35

GLOBAL OPPORTUNITIES FUND

Institutional shares

2013(h)	10 .00	0 .10	0 .81	0 .91				10 .91

INTERNATIONAL EQUITY INDEX FUND

Institutional shares

2013	9 .51	0 .28	1 .43	1 .71	(0 .31)		(0 .31)	10 .91

2012	9 .80	0 .31	(0 .36)	(0 .05)	(0 .23)	(0 .01)	(0 .24)	9 .51

2011	9 .10	0 .28	0 .60	0 .88	(0 .17)	(0 .01)	(0 .18)	9 .80

2010(i)	10 .00	0 .17	(1 .07)	(0 .90)				9.10

R-1 shares

2013	9 .34	0 .22	1 .37	1 .59	(0 .24)		(0 .24)	10 .69

2012	9 .66	0 .26	(0 .39)	(0 .13)	(0 .18)	(0 .01)	(0 .19)	9 .34

2011	9 .05	0 .19	0 .60	0 .79	(0 .17)	(0 .01)	(0 .18)	9 .66

2010(i)	10 .00	0 .12	(1 .07)	(0 .95)				9.05

R-2 shares

2013	9 .52	0 .23	1 .40	1 .63	(0 .26)		(0 .26)	10 .89

2012	9 .70	0 .28	(0 .39)	(0 .11)	(0 .06)	(0 .01)	(0 .07)	9 .52

2011	9 .05	0 .20	0 .60	0 .80	(0 .14)	(0 .01)	(0 .15)	9 .70

2010(i)	10 .00	0 .09	(1 .04)	(0 .95)				9.05

R-3 shares

2013	9 .41	0 .25	1 .38	1 .63	(0 .27)		(0 .27)	10 .77

2012	9 .71	0 .28	(0 .37)	(0 .09)	(0 .20)	(0 .01)	(0 .21)	9 .41

2011	9 .07	0 .28	0 .54	0 .82	(0 .17)	(0 .01)	(0 .18)	9 .71

2010(i)	10 .00	0 .10	(1 .03)	(0 .93)				9.07

R-4 shares

2013	9 .46	0 .27	1 .38	1 .65	(0 .26)		(0 .26)	10 .85

2012	9 .76	0 .27	(0 .35)	(0 .08)	(0 .21)	(0 .01)	(0 .22)	9 .46

2011	9 .08	0 .27	0 .57	0 .84	(0 .15)	(0 .01)	(0 .16)	9 .76

2010(i)	10 .00	0 .17	(1 .09)	(0 .92)				9.08

R-5 shares

2013	9 .48	0 .28	1 .39	1 .67	(0 .29)		(0 .29)	10 .86

2012	9 .77	0 .31	(0 .37)	(0 .06)	(0 .22)	(0 .01)	(0 .23)	9 .48

2011	9 .08	0 .27	0 .59	0 .86	(0 .16)	(0 .01)	(0 .17)	9 .77

2010(i)	10 .00	0 .09	(1 .01)	(0 .92)				9.08

See accompanying notes.

156

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.

Ratio of Expenses to
Average Net Assets
(Excluding
			Dividends and		Ratio of Net
	Net Assets, End of	Ratio of Expenses	Interest Expense on	Ratio of Gross	Investment Income	Portfolio
	Period (in	to Average Net	Shorts and Short	Expenses to	to Average Net	Turnover
Total Return	thousands)	Assets	Sale Fees)	Average Net Assets	Assets	Rate

2 .31%	$1,438,209	0 .87%	N/A	0 .87%(b)	1 .65%	78 . 7%

3 .93	974,865	0 .87	N/A	0 .87 (b)	1 .23	107 .3

17 .74	553,852	0 .87	N/A	0 .87 (b)	1 .31	59 .7

1 . 57 (d)	173,814	0 . 90 (e)	N/A	0 . 90 (b),(e)	1 . 16 (e)	38 . 1 (e)

3 .23	932,801	2 .26	1 .65% (f)	2 .28 (b)	0 .34	135 .6

3 . 50 (d)	475,314	2 . 35 (e)	1 .65 (e),(f)	2 . 38 (b),(e)	(0 .31) (e)	196 . 0 (e)

9 . 10 (d)	1,104,538	0 . 90 (e)	N/A	0 . 90 (b),(e)	1 . 34 (e)	190 . 4 (e)

18 .16	424,630	0 .34	N/A	0 .34 (b)	2 .67	46 .2

(0 .27)	786,891	0 .32	N/A	0 .32 (b)	3 .37	53 .5

9 .59	534,403	0 .37	N/A	0 .38 (b)	2 .69	31 .4

(9 . 00) (d)	343,101	0 . 35 (e)	N/A	0 . 38 (b),(e)	2 . 74 (e)	48 . 3 (e)

17 .19	123	1 .24	N/A	1 .24 (b)	2 .08	46 .2

(1 .20)	70	1 .19	N/A	1 .19 (b)	2 .86	53 .5

8 .64	22	1 .26	N/A	1 .26 (b)	1 .85	31 .4

(9 . 50) (d)	9	1 . 23 (e)	N/A	3 . 25 (b),(e)	1 . 92 (e)	48 . 3 (e)

17 .30	490	1 .11	N/A	1 .11 (b)	2 .19	46 .2

(1 .11)	209	1 .06	N/A	1 .06 (b)	2 .97	53 .5

8 .79	61	1 .13	N/A	1 .13 (b)	1 .87	31 .4

(9 . 50) (d)	47	1 . 10 (e)	N/A	1 . 90 (b),(e)	1 . 43 (e)	48 . 3 (e)

17 .51	8,197	0 .93	N/A	0 .93 (b)	2 .37	46 .2

(0 .81)	3,045	0 .88	N/A	0 .88 (b)	3 .05	53 .5

8 .90	1,068	0 .95	N/A	0 .95 (b)	2 .68	31 .4

(9 . 30) (d)	55	0 . 92 (e)	N/A	1 . 76 (b),(e)	1 . 54 (e)	48 . 3 (e)

17 .68	7,801	0 .74	N/A	0 .74 (b)	2 .53	46 .2

(0 .60)	4,414	0 .69	N/A	0 .69 (b)	2 .97	53 .5

9 .15	4,078	0 .76	N/A	0 .76 (b)	2 .53	31 .4

(9 . 20) (d)	1,089	0 . 73 (e)	N/A	0 . 77 (b),(e)	2 . 78 (e)	48 . 3 (e)

17 .84	24,896	0 .62	N/A	0 .62 (b)	2 .65	46 .2

(0 .48)	13,305	0 .57	N/A	0 .57 (b)	3 .34	53 .5

9 .33	4,069	0 .64	N/A	0 .64 (b)	2 .53	31 .4

(9 . 20) (d)	1,652	0 . 61 (e)	N/A	0 . 66 (b),(e)	1 . 48 (e)	48 . 3 (e)

(a)	Calculated based on average shares outstanding during the period.

(b)	Excludes expense reimbursement from Manager.

(c)	Period from March 16, 2010, date operations commenced, through August 31, 2010.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.

(g)	Period from October 24, 2011, date operations commenced, through August 31, 2012.

(h)	Period from December 28, 2012, date operations commenced, through August 31, 2013.

(i)	Period from December 30, 2009, date operations commenced, through August 31, 2010.

See accompanying notes.

157

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period

PREFERRED SECURITIES FUND
Class J shares
2013	$10 .17	$0 .51	($0 .12)	$0 .39	($0 .53)	($0 .06)	($0 .59)	$9 .97

2012	9 .65	0 .55	0 .55	1 .10	(0.55)	( 0 . 03)	(0.58)	10 .17

2011	9 .70	0 .55	0 .01	0 .56	(0.55)	( 0 . 06)	(0.61)	9.65

2010(d)	8 .74	0 .47	0 .97	1 .44	(0.48)		(0.48)	9.70

2009(g)	6 .59	0 .55	2 .15	2 .70	(0.55)		(0.55)	8.74

2008(g)	9 .97	0 .53	(3.39)	(2.86)	(0.52)		(0.52)	6.59

Institutional shares
2013	10 .31	0 .57	(0.12)	0.45	(0.58)	( 0 . 06)	(0.64)	10 .12

2012	9 .78	0 .61	0 .55	1 .16	(0.60)	( 0 . 03)	(0.63)	10 .31

2011	9 .82	0 .62	0 .01	0 .63	(0.61)	( 0 . 06)	(0.67)	9.78

2010	8 .84	0 .53	0 .99	1 .52	(0.54)		(0.54)	9.82

2009(g)	6 .66	0 .61	2 .17	2 .78	(0.60)		(0.60)	8.84

2008(g)	10 .07	0 .60	(3 .43)	(2.83)	(0.58)		(0.58)	6.66

R-1 shares
2013	10 .28	0 .48	(0.13)	0.35	(0.49)	( 0 . 06)	(0.55)	10 .08

2012	9 .75	0 .53	0 .55	1 .08	(0.52)	( 0 . 03)	(0.55)	10 .28

2011	9 .79	0 .53	0 .02	0 .55	(0.53)	( 0 . 06)	(0.59)	9.75

2010(d)	8 .82	0 .46	0 .98	1 .44	(0.47)		(0.47)	9.79

2009(g)	6 .65	0 .54	2 .17	2 .71	(0.54)		(0.54)	8.82

2008(g)	10 .05	0 .52	(3.42)	(2.90)	(0.50)		(0.50)	6.65

R-2 shares
2013	10 .24	0 .49	(0.12)	0.37	(0.51)	( 0 . 06)	(0.57)	10 .04

2012	9 .71	0 .54	0 .55	1 .09	(0.53)	( 0 . 03)	(0.56)	10 .24

2011	9 .75	0 .54	0 .02	0 .56	(0.54)	( 0 . 06)	(0.60)	9.71

2010(d)	8 .79	0 .47	0 .97	1 .44	(0.48)		(0.48)	9.75

2009(g)	6 .62	0 .55	2 .17	2 .72	(0.55)		(0.55)	8.79

2008(g)	10 .02	0 .53	(3.41)	(2.88)	(0.52)		(0.52)	6.62

R-3 shares
2013	10 .26	0 .51	(0.11)	0.40	(0.53)	( 0 . 06)	(0.59)	10 .07

2012	9 .73	0 .56	0 .55	1 .11	(0.55)	( 0 . 03)	(0.58)	10 .26

2011	9 .78	0 .56	0 .01	0 .57	(0.56)	( 0 . 06)	(0.62)	9.73

2010(d)	8 .81	0 .49	0 .98	1 .47	(0.50)		(0.50)	9.78

2009(g)	6 .63	0 .57	2 .17	2 .74	(0.56)		(0.56)	8.81

2008(g)	10 .04	0 .55	(3.43)	(2.88)	(0.53)		(0.53)	6.63

R-4 shares
2013	10 .25	0 .53	(0.11)	0.42	(0.55)	( 0 . 06)	(0.61)	10 .06

2012	9 .72	0 .58	0 .55	1 .13	(0.57)	( 0 . 03)	(0.60)	10 .25

2011	9 .77	0 .59		0.59	(0.58)	( 0 . 06)	(0.64)	9.72

2010(d)	8 .80	0 .50	0 .98	1 .48	(0.51)		(0.51)	9.77

2009(g)	6 .63	0 .58	2 .17	2 .75	(0.58)		(0.58)	8.80

2008(g)	10 .03	0 .57	(3.42)	(2.85)	(0.55)		(0.55)	6.63

R-5 shares
2013	10 .28	0 .55	(0.12)	0.43	(0.56)	( 0 . 06)	(0.62)	10 .09

2012	9 .75	0 .59	0 .55	1 .14	(0.58)	( 0 . 03)	(0.61)	10 .28

2011	9 .79	0 .60	0 .01	0 .61	(0.59)	( 0 . 06)	(0.65)	9.75

2010(d)	8 .81	0 .49	1 .01	1 .50	(0.52)		(0.52)	9.79

2009(g)	6 .64	0 .59	2 .17	2 .76	(0.59)		(0.59)	8.81

2008(g)	10 .05	0 .58	(3.43)	(2.85)	(0.56)		(0.56)	6.64

See accompanying notes.

158

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.

				Ratio of Net
		Ratio of Expenses	Ratio of Gross	Investment Income
	Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return	Period (in thousands)	Assets	Net Assets	Assets	Turnover Rate

3 .74%(b)	$33,590	1 .27%	1 .47%(c)	4 .91%	31 .5%

11 .96 (b)	30,976	1 .28	1 .46 (c)	5 .74	22 .9

5 .80 (b)	28,544	1 .33	1 .46 (c)	5 .57	16 .8

16 .97 (b),(e)	27,450	1 .45 (f)	1.51 (c),(f)	6.19 (f)	23 .4 (f)

43 .45 (b)	22,511	1 .50	1 .55 (c)	7 .73	26 .2

(29 .84) (b)	16,099	1 .46		5 .94	18 .7

4 .32	1,884,821	0 .75	0 .75 (h)	5 .42	31 .5

12 .49	1,754,687	0 .75	0 .75 (h)	6 .25	22 .9

6 .43	1,519,392	0 .76	0 .76 (h)	6 .16	16 .8

17 .67 (e)	1,292,939	0 .75 (f)		6.89 (f)	23 .4 (f)

44 .52	1,279,494	0 .74		8 .52	26 .2

(29 .34)	909,039	0 .74		6 .70	18 .7

3 .38	1,761	1 .58		4 .58	31 .5

11 .60	1,686	1 .59		5 .44	22 .9

5 .56	1,328	1 .60		5 .28	16 .8

16 .77 (e)	1,458	1 .60 (f)		6.01 (f)	23 .4 (f)

43 .25	1,272	1 .61		7 .44	26 .2

(29 .92)	593	1 .62		5 .83	18 .7

3 .51	1,009	1 .45		4 .70	31 .5

11 .80	1,065	1 .46		5 .55	22 .9

5 .72	731	1 .47		5 .39	16 .8

16 .86 (e)	919	1 .47 (f)		6.14 (f)	23 .4 (f)

43 .60	1,054	1 .48		7 .70	26 .2

(29 .91)	667	1 .49		5 .96	18 .7

3 .81	4,107	1 .27		4 .91	31 .5

11 .96	4,161	1 .28		5 .73	22 .9

5 .80	3,704	1 .29		5 .59	16 .8

17 .09 (e)	1,962	1 .29 (f)		6.37 (f)	23 .4 (f)

43 .92	1,657	1 .30		8 .16	26 .2

(29 .83)	1,518	1 .31		6 .16	18 .7

4 .01	1,436	1 .08		5 .11	31 .5

12 .17	709	1 .09		5 .98	22 .9

5 .99	923	1 .10		5 .85	16 .8

17 .29 (e)	2,130	1 .10 (f)		6.55 (f)	23 .4 (f)

44 .04	2,218	1 .11		8 .18	26 .2

(29 .63)	1,710	1 .12		6 .34	18 .7

4 .12	4,963	0 .96		5 .27	31 .5

12 .28	2,402	0 .97		6 .00	22 .9

6 .23	1,528	0 .98		5 .93	16 .8

17 .46 (e)	656	0 .98 (f)		6.31 (f)	23 .4 (f)

44 .16	1,098	0 .99		7 .93	26 .2

(29 .58)	492	1 .00		6 .49	18 .7

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or Distributor.

(d)	Ten months ended August 31, 2010. Effective in 2010, the fund's fiscal year end was changed from October 31 to August 31.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	For the period November 1 to October 31 in the year indicated.

(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

159

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

Net Asset	Net	Net Realized		Dividends	Distributions	Total
Value,	Investment and Unrealized		Total From	from Net	from	Dividends	Net Asset
Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period

SMALL - MIDCAP DIVIDEND INCOME FUND Institutional shares

2013	$10 .49	$0 .41	$1 .78	$2 .19	($0 .36)	($0 .03)	($0 .39)	$12 .29

2012	9 .30	0 .40	1 .21	1 .61	( 0 .42)		( 0 . 42)	10 . 49

2011(b)	10 .00	0 .09	( 0 .79)	( 0 .70)				9.30

See accompanying notes.

160

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.

			Ratio of Net
	Net Assets, End of		Investment Income	Portfolio
	Period (in	Ratio of Expenses to	to Average Net	Turnover
Total Return	thousands)	Average Net Assets	Assets	Rate

21 .32%	$353,059	0 .82%	3 .54%	18 .5%

17 .87	280,303	0 .84	4 .06	19 .1

(7 .00) (c)	212,818	0 .86 (d)	3 .79 (d)	43 .5 (d)

(a)	Calculated based on average shares outstanding during the period.

(b)	Period from June 6, 2011, date operations commenced, through August 31, 2011.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

See accompanying notes.

161

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders Principal Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund, (8 of the portfolios constituting the Principal Funds, Inc. (collectively the Funds )) as of August 31, 2013, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodian, agent banks, and brokers, or by other appropriate auditing procedures where replies from brokers or agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting the portfolios within Principal Funds, Inc. at August 31, 2013, and the results o f their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois October 18, 2013

162

S HAREHOLDER E XPENSE E XAMPLE PRINCIPAL FUNDS , I NC . August 31, 2013 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical

Expenses Paid
		Ending	During Period	Beginning	Ending	Expenses Paid
	Beginning	Account	March 1,	Account	Account	During Period March Annualized
	Account Value	Value August	2013 to August	Value March	Value August	1, 2013 to August 31,	Expense
	March 1, 2013	31, 2013	31, 2013(a)	1, 2013	31, 2013	2013(a)	Ratio

Blue Chip Fund
Institutional	$1,000.00	$1,060.53	$3.90	$1,000.00	$1,021.42	$3.82	0.75%

Bond Market Index Fund
Class J	1,000.00	969.89	3.62	1,000.00	1,021.53	3.72	0.73
Institutional	1,000.00	971.87	1.29	1,000.00	1,023.89	1.33	0.26
R-1	1,000.00	968.04	5.66	1,000.00	1,019.46	5.80	1.14
R-2	1,000.00	968.95	5.01	1,000.00	1,020.11	5.14	1.01
R-3	1,000.00	968.95	4.12	1,000.00	1,021.02	4.23	0.83
R-4	1,000.00	970.83	3.18	1,000.00	1,021.98	3.26	0.64
R-5	1,000.00	970.86	2.58	1,000.00	1,022.58	2.65	0.52

Diversified Real Asset Fund
Institutional	1,000.00	990.77	4.37	1,000.00	1,020.82	4.43	0.87

Global Multi-Strategy Fund
Institutional	1,000.00	999.05	11.19	1,000.00	1,014.01	11.27	2.22

Global Multi-Strategy Fund
(Excluding Dividends and Interest Expense
on Shorts and Short Sale Fees)
Institutional	1,000.00	999.10	8.41	1,000.00	1,016.75	8.46	1.67

163

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
August 31, 2013 (unaudited)

		Actual			Hypothetical

Expenses Paid
		Ending	During Period	Beginning	Ending	Expenses Paid
	Beginning	Account	March 1,	Account	Account	During Period March Annualized
	Account Value	Value August	2013 to August	Value March	Value August	1, 2013 to August 31,	Expense
	March 1, 2013	31, 2013	31, 2013(a)	1, 2013	31, 2013	2013(a)	Ratio

Global Opportunities Fund
Institutional	$1,000.00	$1,042.02	$4.63	$1,000.00	$1,020.67	$4.58	0.90%

International Equity Index Fund
Institutional	1,000.00	1,039.05	1.95	1,000.00	1,023.29	1.94	0.38
R-1	1,000.00	1,034.85	6.57	1,000.00	1,018.75	6.51	1.28
R-2	1,000.00	1,036.16	5.90	1,000.00	1,019.41	5.85	1.15
R-3	1,000.00	1,036.57	4.98	1,000.00	1,020.32	4.94	0.97
R-4	1,000.00	1,037.28	4.01	1,000.00	1,021.27	3.97	0.78
R-5	1,000.00	1,038.24	3.39	1,000.00	1,021.88	3.36	0.66

Preferred Securities Fund
Class J	1,000.00	976.23	6.53	1,000.00	1,018.60	6.67	1.31
Institutional	1,000.00	980.15	3.79	1,000.00	1,021.37	3.87	0.76
R-1	1,000.00	975.13	7.87	1,000.00	1,017.24	8.03	1.58
R-2	1,000.00	976.56	7.22	1,000.00	1,017.90	7.38	1.45
R-3	1,000.00	977.66	6.33	1,000.00	1,018.80	6.46	1.27
R-4	1,000.00	978.52	5.39	1,000.00	1,019.76	5.50	1.08
R-5	1,000.00	979.12	4.79	1,000.00	1,020.37	4.89	0.96

Small-MidCap Dividend Income Fund
Institutional	1,000.00	1,076.68	4.24	1,000.00	1,021.12	4.13	0.81

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

164

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be interested persons as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be interested persons as defined in the 1940 Act

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years*

Elizabeth Ballantine	Principal, EBA Associates	101	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	101	McClatchy
Director since March 2012			Newspapers, Inc. ;
Member, Audit Committee			Herbalife Ltd. ; Frontier
1951			Communications, Inc. ;
Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	101	Avista Corporation;
Director since 2007	P. S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	101	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	101	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	101	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	101	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball Porter Investments	101	Casey s General Stores,
Director since 1999	L. L. C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	101	None
Director since 2007
Member, Audit Committee
1944

165

The following directors are considered to be interested persons as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years*

Michael J. Beer	Executive Vice President, Principal	101	None
Director since 2012	Funds Distributor, Inc. ( PFD )
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company ( PLIC )
Director, Principal Management
Corporation, (the Manager )
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services ( PSS ) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	101	None
Director since 2008	Director, Finisterre since 2011
President, CEO, and Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. ( PFA ) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

*Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of
Section 15(d) of the Securities Exchange Act or any other mutual fund.

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA
50392.

166

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Randy L. Bergstrom	Counsel, Principal Global Investors, LLC ( PGI )
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, PMC since 2011
El Dorado Hills, CA 95762	Senior Vice President, PMC since 2010
1967	Senior Vice President, Princor since 2010
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD since 2009
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager since 2009
1973	Counsel, Princor since 2009
Counsel, PSS since 2009

167

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Layne A. Rasmussen	Vice President/Controller Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor since 2009
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager
1972	Counsel, Princor
Counsel, PSS

Dan Westholm	Director Treasury, PFA since 2011
Assistant Treasurer	Director Treasury, PFD since 2011
711 High Street, Des Moines, IA 50392	Director Treasury, PLIC
1966	Director Treasury, the Manager
Director Treasury, Princor since 2011
Director Treasury, PSS

Beth Wilson	Vice President, the Manager
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not interested persons of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds shareholders, and provides review and oversight of the Funds operations.

Additional information about the Fund is available in the Prospectuses dated December 28, 2012, and the Statement of Additional Information dated December 28, 2012. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1 -800-222 -5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www. sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund s Form N-Q can be reviewed and copied at the Commission s Public Reference Room in Washington, D. C. or on the Commission s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

168

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. ( PFI ) approved a Sub-advisory Agreement with York Registered Holdings L.P. ( York ) related to the Global Multi-Strategy Fund (the Fund ).

York Sub - advisory Agreement

On June 10, 2013, the Board considered for approval a sub-advisory agreement (the Sub-advisory Agreement ) between the Manager and York (the Sub-advisor ) with respect to an event- driven strategies segment of the Fund.

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Sub-advisory Agreement. In reaching this conclusion, no single factor was determinative in the Board s analysis, but rather the Board considered a variety of factors.

Nature, Quality and Extent of Services . The Board considered the nature, quality and extent of services expected to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-advisor, investment approach of the Sub-advisor, the experience and skills of the Sub-advisor s investment personnel who would be responsible for the day-to -day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager s program for identifying, recommending, monitoring and replacing Sub-advisors and that the Manager recommended the Sub-advisor based upon that program.

Investment Performance . The Board reviewed the historical one-year, three-year and since inception (August 2009) performance returns and ranking as of December 31, 2012 of the Sub-advisor in a fund regulated by the European Union ( EU Fund ) with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant peer group and benchmark index. The Board also evaluated the impact on performance of the differences between the strategies of the EU Fund and the peer group and benchmark index. The Board concluded, based on this information, that the historical investment performance record of the Sub-advisor was satisfactory.

Fees, Economies of Scale and Profitability . The Board considered the proposed sub-advisory fee, noting that the Manager compensates Sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-advisory Agreement. The Board noted that the sub-advisory fee schedule does not include breakpoints and considered the Sub-advisor s statement that it does not charge a lower fee to any other subadvisory client for this strategy and the Manager s statement that it found the Sub-advisor s proposed fee to be competitive for this strategy. In addition, in evaluating the subadvisory fees and the factor of profitability, the Board considered that the subadvisory fee rate was negotiated at arms-length between the Manager and the Sub-advisor. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee was reasonable.

Other Benefits . The Board noted Management s statement that there were no known fall-out benefits identified.

Overall Conclusions . Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-advisory Agreement are fair and reasonable and that approval of the Sub-advisory Agreement was in the best interests of the Fund.

169

FEDERAL INCOME TAX INFORMATION
PRINCIPAL FUNDS, INC.
August 31, 2013 (unaudited)

Long Term Capital Gain Dividends. Certain of the Funds distributed long term capital gain dividends during the fiscal year ended August 31, 2013. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended August 31, 2013, that qualifies for the dividend received deduction is as follows:

Deductible
Percentage

Blue Chip Fund	64%
Diversified Real Asset Fund	15%
Global Multi-Strategy Fund	60%
Preferred Securities Fund	14%
Small-MidCap Dividend Income Fund	68%

Qualified Dividend Income. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax

Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended August 31, 2013, taxed at a maximum rate of 15% is as follows:

Percentage

Blue Chip Fund	73%
Diversified Real Asset Fund	36%
Global Multi-Strategy Fund	77%
International Equity Index Fund	85%
Preferred Securities Fund	24%
Small-MidCap Dividend Income Fund	76%

Foreign Taxes Paid. The following Fund elects under the Internal Revenue Code Section 853 to pass through foreign taxes paid to its shareholders.

The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended August 31, 2013, are as follows:

Foreign Taxes
Per Share

International Equity Index Fund	$ 0.0323

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns.

For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the Fund s transfer agent.

Intentionally Left Blank

Intentionally Left Blank

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT U ASSET ALLOCATION EXPERTISE U RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

For more information about these funds, including their full names, please see the Principal Funds, Inc. prospectus or visit principal.com.

Insurance products and plan administrative services are provided by Principal life Insurance Company.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, Member SIPC.

Principal Life and Principal Funds Distributor are members of the Principal Financial Group®, Des Moines, IA 50392.

FV690-03 | 08/2013 | t130906031j

  2013 Principal Financial Services, Inc.

Principal Funds: Equity & Fixed-Income Funds

Annual Report

August 31, 2013

Table of Contents

Letter from the President	1
Market Highlights	3
Diversified Real Asset Fund	4
Global Multi-Strategy Fund	6
Opportunistic Municipal Fund	8
Preferred Securities Fund	10
Small-MidCap Dividend Income Fund	12
Glossary	14
Financial Statements	15
Notes to Financial Statements	25
Schedules of Investments	45
Financial Highlights (Includes performance information)	110
Report of Independent Registered Public Accounting Firm	114
Shareholder Expense Example	115
Supplemental Information	117

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Nora Everett
President and CEO, Principal Funds

The broad U.S. equities market delivered 20.3% for the one-year period ending August 31st, 2013, aided in large part by the Federal Reserve’s continued accommodative monetary policy.1 Though volatility spiked in May and June on comments by the Fed that it could begin tapering its bond purchases in 2013, investor concern appeared to subside as equities recovered to continue their rally. While the Fed’s latest round of quantitative easing (QE3) has been a key driver of the U.S. market, improving housing and jobs data as well as modest economic growth have aided results as well.

Outside the U.S., equity markets in both developed and emerging economies underperformed U.S. equities, with developed markets returning 18.7% and emerging markets delivering 0.5% for the one-year period through August 31.2 Developed markets were helped by mildly improving economic sentiment in the European Union as the region appeared to be exiting its recession. Emerging markets struggled due primarily to headwinds such as a slower pace of growth in China, weakening commodity prices and inflation.3 Because markets tend to fluctuate, we believe the most prudent approach for investing your portfolio is to select an allocation that is broadly diversified both across and within asset classes.4 We encourage you to work with your financial professional in choosing investments and monitoring your portfolio’s performance as you work toward realizing your financial goals.

Investments to help you reach for your goals

Our mutual funds cover a wide range of asset classes to help you diversify your portfolio as you save for the future —whether you are investing for goals that are years down the road, or closer at hand. You can select a mix of our individual funds, or you can choose one of our asset allocation funds (which are already broadly diversified).

We have a long history of commitment to asset allocation investing. In fact, our expertise in this area recently was recognized by Lipper, which awarded Principal Funds a 2013 Lipper Award as the “Best Mixed-Asset Fund Manager over the 3-year period” out of 40 firms in the Large Company category.5 This award was based on the collective consistent performance of 15 of our asset allocation funds: 11 Principal LifeTime Funds, three Strategic Asset Management (SAM) Funds, and the Global Diversified Income Fund.6 If you are nearing or in retirement, we provide mutual funds structured with the goal of helping to support your retirement income needs over time. These funds focus on complementing traditional portfolios by combating three key retirement risks: longevity (the risk of outliving your savings), inflation and market volatility. For more information, ask your financial professional about our Principal Portfolio Construction StrategiesSM.

Whatever your financial goals, we have a wide range of mutual funds to help you succeed.

On behalf of everyone at Principal Funds, I thank you for your business.

Nora Everett, President and CEO
Principal Funds

About Principal LifeTime

The Principal LifeTime Funds, which are target-date funds, invest in underlying Principal Funds. Each Principal LifeTime Fund is managed toward a particular target (retirement) date, or the approximate date the participant or investor starts withdrawing money. As each Principal LifeTime Fund approaches its target date, the investment mix becomes more conservative by increasing exposure to generally more conservative investment options and reducing exposure to typically more aggressive investment options. The asset allocation for each Principal LifeTime Fund is regularly re-adjusted within a timeframe that extends 10-15 years beyond the target date, at which point it reaches its most conservative allocation. Principal LifeTime Funds assume the value of the investor's account will be withdrawn gradually during retirement. Neither the principal nor the underlying assets of the Principal LifeTime Funds are guaranteed at any time, including the target date. Investment risk remains at all times.

1

Past performance is no guarantee of future results

1 Broad U.S. equities market: Russell 3000 Index

2 International equities, developed markets: MSCI EAFE Index; international equities, emerging markets: MSCI Emerging Markets Index 3 Source for portions of this commentary: On the Other Hand: Economic Insights, by Bob Baur, Randy Mundt, Robin Anderson and the Economic Committee, May, June and August editions, Principal Global Investors 4 Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.

5 Principal Management Corp. was ranked #1 out of 40 eligible companies in Lipper s Mixed-Asset category for the three-year period ended 11/30/12. The lowest average decile rank of the three years Consistent Return (effective return) measure of the eligible funds per asset class and group determine the asset class group award winner over the three-year period. Asset class group awards are given for the three-year period only. The funds did not win the awards for other time periods. The individual funds that made up the category may not have ranked number one in their categories. Lipper s large company universe is comprised of fund families with more than $43.5 billion in assets under management. Individual fund classification awards extend over 3, 5 and 10 years. The highest Lipper Leader for Consistent Return value within each eligible classification determines the fund classification winner over 3, 5 and 10 years.

6 Lipper rankings were based on Institutional class shares. Institutional class shares are available only to eligible investors such plan participants. See the prospectus for eligibility requirements. Principal LifeTime Funds1: 2010 Fund 3 yrs: 1/124 funds; 5 yrs: 40/106 funds; 10 yrs: N/A. 2015 Fund 3 yrs: 1/109 funds; 5 yrs: N/A; 10 yrs: N/A; 2020 Fund 3 yrs: 3/164; 5 yrs: 25/120 funds; 10 yrs: 2/18 funds. 2025 Fund 3 yrs: 4/93 funds; 5 yrs: N/A; 10 yrs: N/A. 2030 Fund 3 yrs: 7/161 funds; 5 yrs: 16/117 funds; 10 yrs: 2/13 funds. 2035 Fund 3 yrs: 5/93 funds; 5 yrs: N/A; 10 yrs: N/A. 2040 Fund 3 yrs: 11/158 funds; 5 yrs: 28/111 funds; 10 yrs: 2/13 funds. 2045 Fund 3 yrs: 5/90 funds; 5 yrs: N/A; 10 yrs: N/A. 2050 Fund 3 yrs: 5/142 funds; 5 yrs: 17/77 funds; 10 yrs: N/A. 2055 Fund 3 yrs: 12/142 funds; 5 yrs: N/A; 10 yrs: N/A. Global Diversified Income Fund 3 yrs: 2/197 funds; 5 yrs: N/A funds; 10 yrs: N/A. Principal Strategic Asset Management (SAM) Balanced Portfolio 3 yrs: 101/523 funds; 5 yrs: 52/476 funds; 10 yrs: N/A. Principal Strategic Asset Management (SAM) Conservative Balanced Portfolio 3 yrs: 116/420 funds; 5 yrs: 53/383 funds; 10 yrs: N/A. Principal Strategic Asset Management (SAM) Flexible Income Portfolio 3 yrs: 63/290 funds; 5 yrs: 28/267 funds; 10 yrs: N/A

2

Economic & Financial Market Review

For U.S. equities, the 12- month period that began September 1, 2012 started well and ended well, with some significant bumps in between. In mid-September 2012, the Federal Reserve announced its latest round of quantitative easing (QE3) in a continued effort to keep long-term interest rates down. Investors initially responded positively as U.S. equities rallied to deliver more than 6% for the third quarter of 2012. But the next quarter, U.S. equities barely mustered a positive return (0.3%) as the country found itself largely preoccupied first with the presidential election and then, almost immediately, with the protracted fiscal policy debate in Congress. 1 As days went by and the December 31, 2012 deadline for Congress to deliver a budget came ever closer, the resulting uncertainty seemed to paralyze U.S. markets.

However, as soon as legislation finally passed on January 1st , 2013 delaying severe budget cuts for another two months, U.S. equities soared, returning 11.1% for the first quarter of 2013.1 Both the Dow Jones Industrial Average and S&P 500 Index reached new highs in March, surpassing their previous records set in 2007 before the recession. 2 The market rallied on into the second quarter, but was stymied once again as volatility spiked in May, and again in June, following comments by Fed Chairman Ben Bernanke that stimulus reduction could possibly begin in 2013. Though U.S. stocks receded somewhat on this news from mid-May through June, they rebounded in July and August to ultimately deliver 20.3% overall for the 12- month period ending August 31.1

Throughout the year, strong U.S. market results were driven more by the Fed s accommodative monetary policy than by the economy. That is not to suggest the economy didn t improve; real GDP (the output of goods and services produced by labor and property located in the U.S.) did increase over the year, but at a modest rate.3 However, the rate of growth was sufficient to help reduce the unemployment rate to 7.3% as of August 2013, a level last seen in December 2008.4 Two strong sectors of the economy over the period were housing and autos; home prices were up 12.1% year-over-year through June, while automobile sales hit 16.4 million units (annualized) for August.5 Also, corporate earnings rose over the year, with particular strength seen within the financial sector, which posted record earnings in the second quarter of 2013.6 The economic data suggest the U.S. is in a slow-growth economy characterized by rising corporate earnings and slowly declining unemployment.

Still, some storm clouds remain on the horizon. While the unemployment rate has hit a 56- month low, much of the improvement has resulted from job-seekers finding part-time work and occurred within industries at the lower end of the pay scale. Some of the reduction in the unemployment rate also has been due to discouraged job-seekers, who have stopped looking for work and are no longer counted among the unemployed. The weak financial conditions of some local and state governments merit concern as well. Detroit filed for bankruptcy on July 18, culminating a period of difficult negotiations between the city and its labor unions. Detroit is not alone, however. Illinois and California, while not filing for bankruptcy, have huge pension liabilities that ultimately will need to be addressed. We also face the uncertain outcome of the Fed s tapering process once it is initiated. Interest rates spiked in May when Chairman Bernanke mentioned the possibility of beginning to reduce the Fed s bond purchase program. A key concern is that should the Fed reduce (and ultimately end) its efforts to artificially keep interest rates low, they will climb. Higher rates could dampen growth, with potentially significant consequences in areas such as auto and home sales.

Outside the U.S., international equities in developed economies returned 18.7% for the one-year period ending Aug. 31, while emerging markets ended the period up just 0.5%.7 For developed markets, accommodative measures unveiled by the European Central Bank (ECB) in September 2012 proved very beneficial. At that time, ECB head Mario Draghi launched a bond-buying plan aimed at providing continued access to the capital markets for troubled nations such as Italy and Spain. These efforts helped to temper investors concerns and led to a sustained rally for developed markets, despite the fact that significant political and economic pressures remain.

Though emerging markets rallied in the first months of the past year, they have struggled thus far in 2013. Emerging markets recent weak results have been due in large part to weaker demand for commodities and ongoing concern that China s economy may be slowing down. With an average 10% annual increase in economic growth over the past decade, China helped support the global economy throughout the recession. A potential slowdown in China could impact the pace of global economic growth.8, 9

1 Broad U.S. equities market: Russell 3000 Index

2 The DJIA closed at 14,253.77 on March 5, 2013, surpassing its previous closing high of 14,164.53 achieved in Oct. 2007. The S&P 500 Index closed at 1,569.19 on March 28, 2013, above its previous closing high of 1,565.15 achieved in Oct. 2007.

3	bea. gov

4	U. S. Bureau of Labor Statistics data released Sept. 6, 2013; bls. gov

5	Home prices source: 20-City Composite, S&P/Case-Shiller Home Price Indices; auto sales source: St. Louis Federal Reserve

6	spindices. com

7	International developed markets: MSCI EAFE Index; international emerging markets: MSCI Emerging Markets Index

8	Challenges for the Future of Chinese Economic Growth, Jane Haltmaier, Senior Adviser-Division of International Finance, U. S. Federal Reserve,
January 2013; federalreserve.gov/pubs/ifdp/2013/1072/ifdp1072.pdf

9 Fed Study Says China s Growth Could Slow Sharply by 2030, Reuters, March 26, 2013; reuters.com/article/2013/03/26/us-usa-fed -china-idUSBRE92P14T20130326

3

Diversified Real Asset Fund

Portfolio Managers:

Michael P Finnegan
Kelly Grossman
Dave Reichart
Principal Management Corp.

BlackRock Financial Management, Inc.	Brookfield Investment Management, Inc.	Credit Suisse Asset Management, LLC
Jennison Associates, LLC	Principal Real Estate Investors, LLC	Symphony Asset Management, LLC
Tortoise Capital Advisors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

An underweight to the commodities sleeve (sub-advised by Credit Suisse Asset Management, LLC), which was implemented through the use of commodity-linked notes, and an overweight to the floating rate debt sleeve benefited results. From a manager perspective, outperformance by the manager of the master limited partnership (MLP) sleeve (sub-advised by Tortoise Capital Advisors, LLC) contributed positively. This sleeve benefited from not holding securities within the oil and gas production subsector, which underperformed during the period; security selection and an overweight position in the gathering and processing subsector added value as well. Additionally, outperformance by the managers of the U.S. Treasury Inflation-Protected Securities (TIPS) and global real estate investment trust (REIT) sleeves (sub-advised, respectively, by BlackRock Financial Management, Inc and Principal Real Estate Investors, LLC) contributed positively. The TIPS sleeve benefited from its real curve positioning (implemented in part through the use of interest rate swaps and government bond futures) and underweight to off-the-run securities (securities of a given maturity that are not the most recently issued). Within the global REIT sleeve, stock selection within Hong Kong was the top contributor. In terms of detractors, an overweight to the TIPS sleeve contributed negatively to performance. Underperformance by the natural resource stocks sleeve (sub-advised by Jennison Associates, LLC) detracted from results. Within the natural resource stocks sleeve, positions in the materials sector declined, adversely affecting total return. Metals and mining stocks were among the sleeve's largest detractors as weakening gold prices and political turmoil weighed on their returns.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. Class P Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses.

Expense limits apply through 12/31/13 for Class A, C, and P. Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2013
			Since		Extended Performance
		1-Year		Inception Date
			Inception		Inception Date
Class A Shares	Excluding Sales Charge	1.89%	6.76%	3/16/10	-
	Including Sales Charge	-1.90%	5.58%
Class C Shares	Excluding Sales Charge	1.10%	5.99%	3/16/10	-
	Including Sales Charge	0.12%	5.99%
Class P Shares	Excluding Sales Charge	2.14%	7.02%	9/27/10	3/16/10

Total Investment Expense as shown in the 12/28/12 prospectus
	Gross Expense Ratio				Net Expense Ratio
Class A Shares		1.44%			1.25%
Class C Shares		2.13%			2.00%
Class P Shares		1.13%			1.04%

Average annual total returns* including sales charge as of 6/30/13:
Class A Shares: 0.84% (1-year); 5.52% (since inception)
Class C Shares: 3.13% (1-year); 5.99% (since inception)
Class P Shares****: 5.05% (1-year); 7.01% (since inception)

See glossary on page 14 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Net asset value is not adjusted for sales charge.

*** Performance shown for the benchmark is calculated from 3/31/10 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

**** Class P Shares do not have a sales charge.

Global Multi-Strategy Fund

Portfolio Managers:

Michael P Finnegan
Kelly Grossman
Dave Reichart
Principal Management Corp.

AQR Capital Management, LLC	Cliffwater, LLC	CHN Partners, LLC
Finisterre Capital, LLP	Loomis, Sayles & Company, L.P.	Los Angeles Capital Management and Equity
Research, Inc.
Pacific Investment Management Company, LLC	Wellington Management Company, LLP	York Registered Holdings, L.P.

What contributed to or detracted from Fund performance during the fiscal year?

From a manager performance perspective, Wellington Management Company, LLP's equity long/short sleeve delivered positive absolute returns for the year and outperformed its benchmark and peer group. Wellington's outperformance was driven by factor positioning and security selection. The firm's long equity portfolio contributed positively, while its hedges (implemented through index futures and options) detracted from performance. Los Angeles (LA) Capital Management and Equity Research, Inc.'s equity long/short sleeve also delivered positive returns, though it underperformed its benchmark and peer group due to having lower equity exposure relative to peers. Pacific Investment Management Company, Inc (PIMCO)'s multi-strategy sleeve benefited performance as it outperformed its peer group and delivered a positive return. The firm's exposure to U.S. Treasuries, U.S. Treasury Inflation-Protected Securities (TIPS), corporate credit, municipals and mortgage-backed securities aided performance at the end of 2012 and during the first quarter of 2013. However, PIMCO's exposure to financial corporates, municipal bonds and high-yield corporates detracted from performance in the last four months of the period, as did exposure to Treasuries, TIPS and non-U.S. currencies (implemented through currency futures). (Some of PIMCO's hedges were implemented through futures and interest rate swaps.) From an asset allocation perspective, an underweight to event-driven strategies detracted from performance. Also, the AQR Capital Management, LLC multi-strategy sleeve underperformed its peer group and benchmark. Exposure to global macro and short-bias strategies detracted from performance for the year. Finisterre Capital LLP's emerging-market credit sleeve was funded in late May 2013, just prior to a period of extreme negative sentiment for emerging markets globally, which detracted from performance. Finisterre did benefit somewhat from its hedges (implemented through credit default swaps and CDX, which is an index similar to credit default swaps). Additionally, though Loomis, Sayles & Company LP delivered a positive return, its credit long/short sleeve underperformed its peer group as its interest rate and credit hedges (implemented through credit default swaps and CDX) detracted.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. Class P Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses.

Expense limits apply through 12/31/13 for Class A, C, and P. Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2013
			Since		Extended Performance
				Inception Date
		1-Year	Inception		Inception Date
Class A Shares	Excluding Sales Charge	2.85%	3.27%	10/24/11	-
	Including Sales Charge	-0.99%	1.16%
Class C Shares	Excluding Sales Charge	2.07%	2.61%	6/14/12	10/24/11
	Including Sales Charge	1.07%	2.61%
Class P Shares	Excluding Sales Charge	3.04%	3.48%	10/24/11	-

Total Investment Expense as shown in the 12/28/12 prospectus
	Gross Expense Ratio				Net Expense Ratio
Class A Shares		3.62%			2.70%
Class C Shares		3.75%			3.45%
Class P Shares		12.80%			2.50%

Average annual total returns* including sales charge as of 6/30/13:
Class A Shares: 0.33% (1-year); 1.45% (since inception)
Class C Shares: 2.46% (1-year); 3.11% (since inception)
Class P Shares****: 4.35% (1-year); 3.95% (since inception)

See glossary on page 14 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

** Net asset value is not adjusted for sales charge.

*** Performance shown for the benchmark is calculated from 10/31/11 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

**** Class P Shares do not have a sales charge.

Opportunistic Municipal Fund

Portfolio Managers:

Douglas J Gaylor
James Noble
Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Higher-coupon bonds helped to enhance performance as their income levels helped to offset the impact of a rising-interest-rate environment, especially over the last four months of the period. These types of bonds continued to be priced to shorter calls, which allowed the bonds to outperform discounted issues. Some lower-rated bonds whose credits improved over the year were able to maintain price stability; in general, they were higher-coupon bonds purchased in the secondary markets. Bonds that were sold before interest rates started to rise also added value. These generally were discounted bonds that had achieved the desired price objective and were sold when demand for this type of structure was at a much stronger level. Longer bonds with low coupon levels detracted from performance, especially bonds with coupons at or below 5% levels. In general, retail investors began seeking out higher-coupon levels, so deeply discounted bonds fell out of favor and performed poorly over the last few months of the period. Additionally, Puerto Rico bonds detracted over the year; though the portfolio's holdings had higher credit ratings than the general obligation bonds, all Puerto Rico paper (regardless of credit rating) performed very poorly over the last few months of the period. Also, the portfolio's tobacco bonds performed poorly despite having relatively high credit ratings, as tobacco bonds fell in price regardless of their underlying ratings.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses.

Expense limits apply through 12/31/13 for Class A and C. Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2013

			1-Year	Since Inception	Inception Date
Class A Shares	Excluding Sales Charge		-7.53%	-3.45%	6/14/12
	Including Sales Charge		-10.99%	-6.45%
Class C Shares	Excluding Sales Charge		-8.22%	-4.16%	6/14/12
	Including Sales Charge		-9.10%	-4.16%

Total Investment Expense as shown in the 12/28/12 prospectus
	Gross Expense Ratio			Net Expense Ratio
Class A Shares		1.42%			1.13%
Class C Shares		2.20%			1.88%

Average annual total returns* including sales charge as of 6/30/13:
Class A Shares: -2.37% (1-year); -1.95% (since inception)
Class C Shares: -0.19% (1-year); 0.98% (since inception)

See glossary on page 14 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

** Net asset value is not adjusted for sales charge.

*** Performance shown for the benchmark is calculated from 6/30/12 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

**** Class P Shares do not have a sales charge.

Preferred Securities Fund

Portfolio Managers:

L. Phillip Jacoby IV
Mark A. Lieb
Fernando “Fred” Diaz
Roberto Giangregorio
Manu Krishnan, CFA
Spectrum Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

The portfolio benefited from unprecedented policy support in the form of globally coordinated central bank moves and relaxed bank liquidity rules. Performance also was aided by the portfolio's large underweight to the financial sector, which underperformed the index. Additionally, security selection was a strong contributor to outperformance across a variety of countries, such as Bermuda, Australia and Japan, and within industries such as utilities, telecom and financials. The portfolio was negatively impacted by its overweight to U.S. securities, which underperformed international securities. Underweights to the largest sectors in the benchmark, U.S. banking and non-U.S. banking, also held back results as these sectors outperformed the index for the period.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. Class P Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average Annual Total Returns* as of August 31, 2013
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class A Shares	Excluding Sales Charge	3.96%	10.24%	5.50%	6/28/05	5/1/02
	Including Sales Charge	0.10%	9.39%	5.10%
Class C Shares	Excluding Sales Charge	3.21%	9.41%	4.79%	1/16/07	5/1/02
	Including Sales Charge	2.23%	9.41%	4.79%
Class P Shares	Excluding Sales Charge	4.22%	10.43%	5.70%	9/27/10	5/1/02

Total Investment Expense as shown in the 12/28/12 prospectus
		Gross/Net Expense Ratio
Class A Shares		1.06%
Class C Shares		1.82%
Class P Shares		0.85%

Average annual total returns* including sales charge as of 6/30/13:
Class A Shares: 5.56% (1-year); 9.24% (5-year); 4.90% (10-year)
Class C Shares: 7.86% (1-year); 9.25% (5-year); 4.61% (10-year)
Class P Shares****: 9.94% (1-year); 10.26% (5-year); 5.52% (10-year)

See glossary on page 14 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Net asset value is not adjusted for sales charge.

*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index

**** Class P Shares do not have a sales charge.

Small-MidCap Dividend Income Fund

Portfolio Managers:

Daniel R. Coleman
David W. Simpson, CFA
Edge Asset Management, Inc

What contributed to or detracted from Fund performance during the fiscal year?

Selection within the consumer discretionary sector aided performance as Sinclair Broadcast Group, Inc. outperformed due to favorable acquisitions that bolstered profits. The portfolio also benefited from selection within the industrial sector, where IDEX Corporation and Lincoln Electric Holdings outperformed. Selection within the materials sector added value as well. In terms of detractors, stock selection within the information technology sector hindered performance; in particular, Maxim Integrated Products underperformed due to reduced profit expectations. Stock selection also detracted within the health care sector, where Landauer underperformed due to soft revenue and earnings resulting from weak military orders and competitive pricing pressure. Finally, stock selection within the financial sector hindered results as real estate investment trusts underperformed.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. Class P Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses.

Expense limits apply through 12/31/13 for Class A, C, and P. Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2013
			Since		Extended Performance
		1-Year		Inception Date
			Inception		Inception Date
Class A Shares	Excluding Sales Charge	20.85%	13.05%	6/6/11	-
	Including Sales Charge	14.19%	10.24%
Class C Shares	Excluding Sales Charge	19.75%	12.06%	6/14/12	6/6/11
	Including Sales Charge	18.75%	12.06%
Class P Shares	Excluding Sales Charge	21.17%	13.90%	6/6/11	-

Total Investment Expense as shown in the 12/28/12 prospectus
		Gross Expense Ratio			Net Expense Ratio
Class A Shares		1.70%			1.50%
Class C Shares		2.29%			2.25%
Class P Shares		2.07%			1.10%

Average annual total returns* including sales charge as of 6/30/13:
Class A Shares: 17.83% (1-year); 10.73% (since inception)
Class C Shares: 22.67% (1-year); 12.80% (since inception)
Class P Shares****: 25.04% (1-year); 14.68% (since inception)

See glossary on page 14 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Net asset value is not adjusted for sales charge.

*** Performance shown for the benchmark is calculated from 5/31/11 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

**** Class P Shares do not have a sales charge.

Glossary

Barclays Municipal Bond Index:

An index for long-term, investment-grade, tax-exempt municipal bonds. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds

Barclays U.S. Tier I Capital Securities Index:

Tracks the market for deeply subordinated fixed income securities that qualify for treatment as regulatory capital by regulators or receive quasi-equity credit from ratings agencies. The index is comprised of Tier 1 securities from both banks and non-bank entities (insurance companies seeking regulatory capital treatment, corporate seeking equity treatment).

Barclays U.S. Treasury Inflation Protection Securities (TIPS) Index:

An index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

BofA Merrill Lynch Fixed Rate Preferred Securities Index:

Tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market.

Credit Suisse Leveraged Loan Index:

This index tracks the investable market of the U.S. dollar denominated leveraged loan market. It consists of issues rated 5B or lower, meaning that the highest rated issues included in this index are Moody s/S&P ratings of Baa1/BB+ or Ba1/BBB+. All loans are funded term loans with a tenor of at least one year and are made by issuers domiciled in developed countries.

Diversified Real Asset Custom Index:

Composed of 17% Barclays U.S. Treasury TIPS Index, 20% Credit Suisse Leveraged Loan Index, 20% Dow Jones Brookfield Global Infrastructure Index, 18% Dow Jones UBS Commodity Index, 5% FTSE EPRA/NAREIT Developed Index, 8% S&P North American Natural Resources Index, and 12% Tortoise MLP Index.

Dow Jones Brookfield Global Infrastructure Index:

Measures the stock performance of companies that exhibit strong infrastructure characteristics. Index components are required to have more than 70% of cash flows derived from infrastructure lines of business. The index intends to measure all sectors of the infrastructure market.

Dow Jones UBS Commodity Index: Composed of futures contracts on physical commodities.

FTSE EPRA/NAREIT Developed Index:

Designed to represent general trends in eligible real estate equities worldwide

Hedge Fund Research, Inc. (HFRI) Fund-of-Funds Composite Index

The equal-weighted index consists of over 800 constituent hedge funds, including both domestic and offshore funds.

Russell 2500® Value Index:

Measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values.

S&P North America Natural Resources Index:

Measures the performance of U.S. traded stocks of natural resource related companies in the U.S. and Canada.

Tortoise Master Limited Partnership (MLP) Index

A float-adjusted, capitalization weighted index of energy master limited partnerships comprised of the following sub sectors: Crude Oil Pipelines, Gathering & Processing, Natural Gas Pipelines, and Refined Products Pipelines.

14

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
August 31, 2013

	Diversified Real	Global Multi-		Opportunistic
Amounts in thousands, except per share amounts	Asset Fund	Strategy Fund		Municipal Fund

Investment in securities--at cost	$ 1,765,566	$ 989,433		$26,261

Foreign currency--at cost	$766	$4,931	$

Assets
Investment in securities--at value	$ 1,797,827	$ 1,025,475		$24,289
Foreign currency--at value	765	4,895
Cash	32,868	333,448		853
Deposits with counterparty	714	19,489
Receivables:
Dividends and interest	3,523	4,187		353
Expense reimbursement from Manager	68	95		24
Foreign currency contracts	130	6,358
Fund shares sold	1,834	2,362		33
Investment securities sold	11,900	35,267		99
Swap premiums paid		1,115
Unrealized gain on OTC swap agreements	522	2,127
Unrealized gain on unfunded loan commitments	3
Variation margin on financial derivative instruments	12	1,604
Other assets	7

Total Assets	1,850,173	1,436,422		25,651
Liabilities
Accrued management and investment advisory fees	1,284	1,471		10
Accrued distribution fees	102	37		10
Accrued transfer agent fees	261	11		2
Accrued directors' expenses	4	4		2
Accrued other expenses	164	537		13
Payables:
Dividends payable				78
Foreign currency contracts		4,538
Fund shares redeemed	988	507		76
Interest expense and fees payable				14
Investment securities purchased	17,426	10,763
Options and swaptions contracts written (premiums received $122, $3,801 and $0)	161	2,365
Reverse repurchase agreements		12,220
Short sales (proceeds received $0, $257,937 and $0)		279,379
Swap premiums received		1,642
Unrealized loss on OTC swap agreements	226	2,099
Variation margin on financial derivative instruments	75	414
Floating rate notes issued				3,649

Total Liabilities	20,691	315,987		3,854

Net Assets Applicable to Outstanding Shares	$ 1,829,482	$ 1,120,435		$21,797

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,759,776	$ 1,104,509		$24,656
Accumulated undistributed (overdistributed) net investment income (loss)	17,525	1,375		64
Accumulated undistributed (overdistributed) net realized gain (loss)	19,370	(5,107)		(951)
Net unrealized appreciation (depreciation) of investments	32,683	17,897		(1,972)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	128	1,761

Total Net Assets	$ 1,829,482	$ 1,120,435		$21,797

Capital Stock (par value: $. 01 a share):
Shares authorized	1,400,000	1,450,000		300,000
Net Asset Value Per Share:
Class A: Net Assets	$281,607	$ 100,180		$13,962
Shares Issued and Outstanding	24,019	9,567		1,531
Net Asset Value per share	$11.72	$10.47		$9.12
Maximum Offering Price	$12.18	$10.88		$9.48

Class C: Net Assets	$49,372	$21,035		$7,835
Shares Issued and Outstanding	4,273	2,023		859
Net Asset Value per share	$11.55 (a)	$10.40 (a)		$9.12 (a)

Class P: Net Assets	$60,294	$66,419		N/A
Shares Issued and Outstanding	5,117	6,321
Net Asset Value per share	$11.78	$10.51

Institutional: Net Assets	$ 1,438,209	$ 932,801		N/A
Shares Issued and Outstanding	121,766	88,488
Net Asset Value per share	$11.81	$10.54

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

15

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
August 31, 2013

		Small-MidCap
	Preferred	Dividend
Amounts in thousands, except per share amounts	Securities Fund	Income Fund

Investment in securities--at cost	$ 4,465,843	$ 458,617

Investment in affiliated securities--at cost	$61,820	$

Assets
Investment in securities--at value	$ 4,660,483	$ 518,075
Investment in affiliated securities--at value	67,772
Cash	43	113
Receivables:
Dividends and interest	50,832	961
Expense reimbursement from Manager		12
Expense reimbursement from Distributor	6
Fund shares sold	28,293	2,060
Investment securities sold	20,748	1,165

Total Assets	4,828,177	522,386
Liabilities
Accrued management and investment advisory fees	2,925	345
Accrued administrative service fees	1
Accrued distribution fees	1,048	38
Accrued service fees	3
Accrued transfer agent fees	985	20
Accrued directors' expenses	6	3
Accrued other expenses	237	31
Payables:
Dividends payable	20,546
Fund shares redeemed	26,470	104
Investment securities purchased		6,159

Total Liabilities	52,221	6,700

Net Assets Applicable to Outstanding Shares	$ 4,775,956	$ 515,686

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 4,483,557	$ 442,986
Accumulated undistributed (overdistributed) net investment income (loss)	4,795	3,006
Accumulated undistributed (overdistributed) net realized gain (loss)	87,012	10,237
Net unrealized appreciation (depreciation) of investments	200,592	59,458
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency		(1)

Total Net Assets	$ 4,775,956	$ 515,686

Capital Stock (par value: $. 01 a share):
Shares authorized	1,900,000	1,700,000
Net Asset Value Per Share:
Class A: Net Assets	$ 1,108,540	$ 109,770
Shares Issued and Outstanding	109,003	8,963
Net Asset Value per share	$10.17	$12.25
Maximum Offering Price	$10.57	$12.96

Class C: Net Assets	$911,340	$ 20,427
Shares Issued and Outstanding	89,690	1,673
Net Asset Value per share	$10.16 (a)	$12.21 (a)

Class J: Net Assets	$33,590	N/A
Shares Issued and Outstanding	3,368
Net Asset Value per share	$9.97 (a)

Class P: Net Assets	$824,389	$ 32,430
Shares Issued and Outstanding	81,530	2,616
Net Asset Value per share	$10.11	$12.40

Institutional: Net Assets	$ 1,884,821	$ 353,059
Shares Issued and Outstanding	186,256	28,716
Net Asset Value per share	$10.12	$12.29

R-1: Net Assets	$1,761	N/A
Shares Issued and Outstanding	175
Net Asset Value per share	$10.08

R-2: Net Assets	$1,009	N/A
Shares Issued and Outstanding	100
Net Asset Value per share	$10.04

R-3: Net Assets	$4,107	N/A
Shares Issued and Outstanding	408
Net Asset Value per share	$10.07

R-4: Net Assets	$1,436	N/A
Shares Issued and Outstanding	143
Net Asset Value per share	$10.06

R-5: Net Assets	$4,963	N/A
Shares Issued and Outstanding	492
Net Asset Value per share	$10.09

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

16

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended August 31, 2013

	Diversified Real	Global Multi-	Opportunistic
Amounts in thousands	Asset Fund	Strategy Fund	Municipal Fund

Net Investment Income (Loss)
Income:
Dividends	$21,275	$7,569	$ 47
Withholding tax	(790)	(204)
Interest	18,879	9,766	1,078

Total Income	39,364	17,131	1,125
Expenses:
Management and investment advisory fees	12,964	10,515	107
Distribution fees - Class A	664	97	33
Distribution fees - Class C	473	76	83
Registration fees - Class A	54	36	21
Registration fees - Class C	20	17	17
Registration fees - Class P	26	34	N/A
Registration fees - Institutional	163	129	N/A
Shareholder meeting expense - Class A		14
Shareholder meeting expense - Class C		4
Shareholder meeting expense - Class P		1	N/A
Shareholder meeting expense - Institutional		3	N/A
Shareholder reports - Class A	88	6	1
Shareholder reports - Class C	8	1
Shareholder reports - Class P	7	1	N/A
Shareholder reports - Institutional	15		N/A
Transfer agent fees - Class A	861	35	7
Transfer agent fees - Class C	70	9	6
Transfer agent fees - Class P	42	7	N/A
Transfer agent fees - Institutional	140	3	N/A
Custodian fees	109	238
Directors' expenses	24	12	4
Dividends and interest on securities sold short		4,026
Interest expense and fees			28
Professional fees	27	60	21
Other expenses	16	9
Reverse repurchase agreement interest expense		11

Total Gross Expenses	15,771	15,344	328
Less: Reimbursement from Manager - Class A	575	50	24
Less: Reimbursement from Manager - Class C	20	23	21
Less: Reimbursement from Manager - Class P		15	N/A
Less: Reimbursement from Manager - Institutional		98	N/A

Total Net Expenses	15,176	15,158	283

Net Investment Income (Loss)	24,188	1,973	842
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	21,353	32,845	(945)
Foreign currency transactions	(701)	1,431
Futures contracts	634	(14,474)
Options and swaptions	(359)	2,885
Short sales		(20,015)
Swap agreements	(22)	(2,141)
Change in unrealized appreciation/depreciation of:
Investments	(21,931)	15,192	(2,346)
Futures contracts	(76)	5,388
Options and swaptions	(39)	(221)
Short sales		(15,193)
Swap agreements	403	465
Translation of assets and liabilities in foreign currencies	(8)	1,575

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(746)	7,737	(3,291)

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,442	$9,710	$ (2,449)

See accompanying notes.

17

STATEMENTS OF OPERATIONS PRINCIPAL FUNDS, INC. Year Ended August 31, 2013

		Small-MidCap
	Preferred	Dividend
Amounts in thousands	Securities Fund	Income Fund

Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$5,112	$
Dividends	135,511	17,061
Withholding tax	(288)	(318)
Interest	174,575	17

Total Income	314,910	16,760
Expenses:
Management and investment advisory fees	35,594	3,099
Distribution fees - Class A	3,050	127
Distribution fees - Class C	9,624	56
Distribution fees - Class J	155	N/A
Distribution fees - R-1	6	N/A
Distribution fees - R-2	4	N/A
Distribution fees - R-3	8	N/A
Distribution fees - R-4	1	N/A
Administrative service fees - R-1	5	N/A
Administrative service fees - R-2	2	N/A
Administrative service fees - R-3	2	N/A
Administrative service fees - R-5	1	N/A
Registration fees - Class A	105	37
Registration fees - Class C	67	18
Registration fees - Class J	23	N/A
Registration fees - Class P	138	26
Registration fees - Institutional	123	29
Service fees - R-1	4	N/A
Service fees - R-2	3	N/A
Service fees - R-3	8	N/A
Service fees - R-4	3	N/A
Service fees - R-5	11	N/A
Shareholder meeting expense - Institutional	4
Shareholder reports - Class A	99	7
Shareholder reports - Class C	60	1
Shareholder reports - Class J	13	N/A
Shareholder reports - Class P	112	2
Shareholder reports - Institutional	99	1
Transfer agent fees - Class A	1,228	56
Transfer agent fees - Class C	893	8
Transfer agent fees - Class J	74	N/A
Transfer agent fees - Class P	1,000	17
Transfer agent fees - Institutional	771	3
Custodian fees	39	8
Directors' expenses	72	8
Professional fees	27	17
Other expenses	73	2

Total Gross Expenses	53,501	3,522
Less: Reimbursement from Manager - Class C		7
Less: Reimbursement from Manager - Class P		16
Less: Reimbursement from Distributor - Class J	69	N/A

Total Net Expenses	53,432	3,499

Net Investment Income (Loss)	261,478	13,261

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	152,992	11,751
Investment transactions in affiliated securities	127
Foreign currency transactions		2
Change in unrealized appreciation/depreciation of:
Investments	(234,778)	43,757
Investments in affiliated securities	(754)
Translation of assets and liabilities in foreign currencies		(1)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(82,413)	55,509

Net Increase (Decrease) in Net Assets Resulting from Operations	$179,065	$68,770

See accompanying notes.

18

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					Diversified Real Asset Fund

					Year Ended	Year Ended
					August 31, 2013	August 31, 2012

Operations
Net investment income (loss)					$24,188	$11,285
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					20,905	30,266
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					(21,651)	16,577

		Net Increase (Decrease) in Net Assets Resulting from Operations			23,442	58,128

Dividends and Distributions to Shareholders
From net investment income					(16,722)	(3,221)
From net realized gain on investments					(34,473)	(22,093)

				Total Dividends and Distributions	(51,195)	(25,314)

Capital Share Transactions
Net increase (decrease) in capital share transactions					554,630	557,738

				Total increase (decrease) in net assets	526,877	590,552

Net Assets
Beginning of period					1,302,605	712,053

End of period (including undistributed net investment income as set forth below)					$1,829,482	$1,302,605

Undistributed (overdistributed) net investment income (loss)					$17,525	$13,191

	Class A	Class C	Class P	Institutional

Capital Share Transactions:
Year Ended August 31, 2013
Dollars:
Sold	$91,229	$19,702	$43,469	$562,471
Reinvested	8,323	989	990	39,084
Redeemed	(59,650)	(12,580)	(22,626)	(116,771)

Net Increase (Decrease)	$39,902	$8,111	$21,833	$484,784

Shares:
Sold	7,662	1,671	3,628	46,909
Reinvested	713	86	84	3,325
Redeemed	(5,022)	(1,071)	(1,896)	(9,778)

Net Increase (Decrease)	3,353	686	1,816	40,456

Year Ended August 31, 2012
Dollars:
Sold	$ 181,189 $	13,834	$25,222	$433,735
Reinvested	4,333	701	460	18,836
Redeemed	(36,168)	(10,455)	(16,841)	(57,108)

Net Increase (Decrease)	$ 149,354 $	4,080	$8,841	$395,463

Shares:
Sold	15,774	1,211	2,196	37,889
Reinvested	394	65	42	1,702
Redeemed	(3,149)	(918)	(1,470)	(4,954)

Net Increase (Decrease)	13,019	358	768	34,637

Distributions:
Year Ended August 31, 2013
From net investment
income	$(2,421) $	(117) $	(502) $	(13,682)
From net realized gain on
investments	(6,249)	(1,143)	(1,088)	(25,993)

Total Dividends and
Distributions	$(8,670) $	(1,260) $	(1,590) $	(39,675)

Year Ended August 31, 2012
From net investment
income	$(408) $		$(108) $	(2,705)
From net realized gain on
investments	(4,238)	(928)	(731)	(16,196)

Total Dividends and
Distributions	$(4,646) $	(928) $	(839) $	(18,901)

See accompanying notes.

19

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									Global Multi-Strategy Fund

									Year Ended	Period Ended
									August 31, 2013	August 31, 2012 (a)

Operations
Net investment income (loss)									$1,973	$(999)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									531	1,654
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									7,206	12,452

				Net Increase (Decrease) in Net Assets Resulting from Operations					9,710	13,107

Dividends and Distributions to Shareholders
From net realized gain on investments									(6,899)

								Total Dividends and Distributions	(6,899)

Capital Share Transactions
Net increase (decrease) in capital share transactions									631,609	472,908

								Total increase (decrease) in net assets	634,420	486,015

Net Assets
Beginning of period									486,015

End of period (including undistributed net investment income as set forth below)									$1,120,435	$486,015

Undistributed (overdistributed) net investment income (loss)									$1,375	$(370)

	Class A			Class C	Class P		Institutional

Capital Share Transactions:
Year Ended August 31, 2013
Dollars:
Sold	$ 106,941 $			20,529		$71,488		$484,250
Reinvested		167		22		18		6,663
Redeemed	(14,855)			(883)		(5,342)		(37,389)

Net Increase (Decrease)		$92,253		$19,668		$66,164		$453,524

Shares:
Sold		10,144		1,958		6,757		45,474
Reinvested		16		2		2		642
Redeemed		(1,413)		(85)		(506)		(3,543)

Net Increase (Decrease)		8,747		1,875		6,253		42,573

Period Ended August 31, 2012(a)
Dollars:
Sold		$10,510		$1,526		$884		$497,969
Redeemed		(2,146)				(183)		(35,652)

Net Increase (Decrease)		$8,364		$1,526		$701		$462,317

Shares:
Sold		1,031		148		86		49,393
Redeemed		(211)				(18)		(3,478)

Net Increase (Decrease)		820		148		68		45,915

Distributions:
Year Ended August 31, 2013
From net investment
income	$		$		$		$
From net realized gain on
investments		(171)		(43)		(20)		(6,665)

Total Dividends and
Distributions		$(171) $		(43) $		(20) $		(6,665)

Period Ended August 31, 2012(a)
From net investment
income	$		$		$		$
From net realized gain on
investments

Total Dividends and
Distributions	$		$		$		$

(a)	Period from October 24, 2011, date operations commenced, through August 31, 2012.

See accompanying notes.

20

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands				Opportunistic Municipal Fund
				Year Ended	Period Ended
				August 31, 2013	August 31, 2012(a)
Operations
Net investment income (loss)				$842	$111
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				(945)	37
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(2,346)	374
			Net Increase (Decrease) in Net Assets Resulting from Operations	(2,449)	522

Dividends and Distributions to Shareholders
From net investment income				(783)	(93)
From net realized gain on investments				(56)	–
			Total Dividends and Distributions	(839)	(93)

Capital Share Transactions
Net increase (decrease) in capital share transactions				9,480	15,176
			Total increase (decrease) in net assets	6,192	15,605

Net Assets
Beginning of period				15,605	–
End of period (including undistributed net investment income as set forth below)				$21,797	$15,605
Undistributed (overdistributed) net investment income (loss)				$64	$18

	Class A		Class C
Capital Share Transactions:
Year Ended August 31, 2013
Dollars:
Sold	$11,499		$1,383
Reinvested	217		21
Redeemed	(3,373)		(267)
Net Increase (Decrease)	$8,343		$1,137
Shares:
Sold	1,096		133
Reinvested	22		2
Redeemed	(351)		(29)
Net Increase (Decrease)	767		106

Period Ended August 31, 2012(a)
Dollars:
Sold	$7,644		$7,532
Net Increase (Decrease)	$7,644		$7,532
Shares:
Sold	764		753
Net Increase (Decrease)	764		753

Distributions:
Year Ended August 31, 2013
From net investment income $	(515	) $	(268)
From net realized gain on
investments	(32)		(24)
Total Dividends and Distributions $	(547	) $	(292)

Period Ended August 31, 2012(a)
From net investment income $	(51	) $	(42)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(51	) $	(42)

(a)	Period from June 14, 2012, date operations commenced, through August 31, 2012.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Preferred Securities Fund
								Year Ended		Year Ended
								August 31, 2013		August 31, 2012
Operations
Net investment income (loss)									$261,478	$218,510
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									153,119	81,144
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(235,532)	141,066
		Net Increase (Decrease) in Net Assets Resulting from Operations							179,065	440,720

Dividends and Distributions to Shareholders
From net investment income									(264,164)	(214,028)
From net realized gain on investments									(28,016)	(11,597)
					Total Dividends and Distributions				(292,180)	(225,625)

Capital Share Transactions
Net increase (decrease) in capital share transactions									331,510	968,967
				Total increase (decrease) in net assets					218,395	1,184,062

Net Assets
Beginning of period								4,557,561		3,373,499
End of period (including undistributed net investment income as set forth below)								$4,775,956		$4,557,561
Undistributed (overdistributed) net investment income (loss)								$	4,795	$7,921

	Class A	Class C	Class J	Class P Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended August 31, 2013
Dollars:
Sold	$578,115	$237,955	$13,257	$641,168	$944,678	$588	$1,009	$4,050	$732	$4,573
Reinvested	61,140	29,964	1,934	18,647	71,923	93	53	181	62	254
Redeemed	(646,893)	(224,655)	(11,797)	(548,045)	(839,468)	(568)	(1,086)	(4,220)	(32)	(2,102)
Net Increase (Decrease)	$(7,638)	$43,264	$3,394	$111,770	$177,133	$113	$(24)	$11	$762	$2,725
Shares:
Sold	54,577	22,463	1,274	60,823	89,435	56	96	388	71	434
Reinvested	5,801	2,846	187	1,781	6,856	9	5	17	6	24
Redeemed	(61,354)	(21,346)	(1,138)	(52,388)	(80,183)	(54)	(105)	(402)	(3)	(200)
Net Increase (Decrease)	(976)	3,963	323	10,216	16,108	11	(4)	3	74	258
Year Ended August 31, 2012
Dollars:
Sold	$585,101	$268,756	$6,690	$555,558	$817,921	$698	$412	$1,139	$141	$1,688
Reinvested	44,459	22,509	1,641	9,821	68,825	84	43	240	47	116
Redeemed	(340,187)	(117,782)	(7,313)	(211,675)	(736,648)	(513)	(164)	(1,158)	(436)	(1,046)
Net Increase (Decrease)	$289,373	$173,483	$1,018	$353,704	$150,098	$269	$291	$221	$(248)	$758
Shares:
Sold	58,959	27,162	684	56,178	82,671	71	41	116	14	172
Reinvested	4,525	2,296	170	1,003	7,063	9	5	25	5	12
Redeemed	(34,787)	(12,004)	(767)	(21,619)	(75,012)	(52)	(17)	(117)	(45)	(107)
Net Increase (Decrease)	28,697	17,454	87	35,562	14,722	28	29	24	(26)	77

Distributions:
Year Ended August 31, 2013
From net investment
income	$(62,891)	$(42,597)	$(1,746) $ (46,857) $ (109,486) $			(83)	$(54)	$(165)	$(56)	$(229)
From net realized gain on
investments	(6,912)	(5,414)	(196)	(4,724)	(10,704)	(10)	(5)	(20)	(6)	(25)
Total Dividends and Distributions $	(69,803)	$(48,011)	$(1,942) $ (51,581) $ (120,190) $			(93)	$(59)	$(185)	$(62)	$(254)
Year Ended August 31, 2012
From net investment
income	$(50,735)	$(37,479)	$(1,550) $ (30,171) $		(93,589)	$(79)	$(43)	$(226)	$(45)	$(111)
From net realized gain on
investments	(2,702)	(2,395)	(91)	(1,290)	(5,090)	(5)	(3)	(14)	(2)	(5)
Total Dividends and Distributions $	(53,437)	$(39,874)	$(1,641) $ (31,461) $		(98,679)	$(84)	$(46)	$(240)	$(47)	$(116)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					Small-MidCap Dividend Income Fund

					Year Ended	Year Ended
					August 31, 2013	August 31, 2012

Operations
Net investment income (loss)					$13,261	$10,124
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					11,753	299
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					43,756	30,444

		Net Increase (Decrease) in Net Assets Resulting from Operations			68,770	40,867

Dividends and Distributions to Shareholders
From net investment income					(11,564)	(10,407)
From net realized gain on investments					(933)

				Total Dividends and Distributions	(12,497)	(10,407)

Capital Share Transactions
Net increase (decrease) in capital share transactions					156,970	55,358

				Total increase (decrease) in net assets	213,243	85,818

Net Assets
Beginning of period					302,443	216,625

End of period (including undistributed net investment income as set forth below)					$515,686	$302,443

Undistributed (overdistributed) net investment income (loss)					$3,006	$1,453

	Class A	Class C	Class P	Institutional

Capital Share Transactions:
Year Ended August 31, 2013
Dollars:
Sold	$97,555 $	20,346	$27,321 $	32,628
Reinvested	1,258	90	402	10,666
Redeemed	(11,259)	(376)	(2,110)	(19,551)

Net Increase (Decrease)	$87,554 $	20,060	$25,613 $	23,743

Shares:
Sold	8,205	1,678	2,259	2,685
Reinvested	110	8	35	947
Redeemed	(945)	(31)	(178)	(1,638)

Net Increase (Decrease)	7,370	1,655	2,116	1,994

Year Ended August 31, 2012
Dollars:
Sold	$13,635 $	188	$7,125 $	31,964
Reinvested	311		85	9,992
Redeemed	(1,889)		(2,319)	(3,734)

Net Increase (Decrease)	$12,057 $	188	$4,891 $	38,222

Shares:
Sold	1,353	18	714	3,155
Reinvested	32		8	1,042
Redeemed	(190)		(234)	(361)

Net Increase (Decrease)	1,195	18	488	3,836

Distributions:
Year Ended August 31, 2013
From net investment
income	$(1,235) $	(86) $	(381) $	(9,862)
From net realized gain on
investments	(84)	(6)	(24)	(819)

Total Dividends and
Distributions	$(1,319) $	(92) $	(405) $	(10,681)

Year Ended August 31, 2012
From net investment
income	$(328) $		$(85) $	(9,994)
From net realized gain on
investments

Total Dividends and
Distributions	$(328) $		$(85) $	(9,994)

See accompanying notes.

23

STATEMENT OF CASH FLOWS
PRINCIPAL FUNDS, INC.
Year Ended August 31, 2013

Opportunistic
Amounts in thousands	Municipal Fund

Cash Flows from Operating Activities:
Net decrease in net assets from operations	$ (2,449)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(28,738)
Proceeds from sale of investment securities	20,963
Net sales or (purchase) of short-term securities	(500)
Increase in fund shares sold receivable	(33)
Increase in accrued interest receivable	(110)
Increase in investment securities sold	(99)
Increase in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	1
Increase in fund shares redeemed	76
Increase in dividends payable	31
Increase in interest expense and fees payable	8
Decrease in investment securities purchased	(244)
Net accretion of bond discounts and amortization of premiums	78
Unrealized depreciation on investments	2,346
Net realized loss from investments	945

Net cash used in operating activities	(7,725)

Cash Flows from Financing Activities:
Decrease in payable for floating rate notes issued	(199)
Proceeds from shares sold	12,882
Payment on shares redeemed	(3,640)
Dividends and distributions paid to shareholders	(601)

Net cash provided by financing activities	8,442

Net increase in cash	717

Cash:
Beginning of period	$136

End of period	$853

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$239
Cash paid during the year for interest expense and fees	28

See accompanying notes.

24

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, Preferred Securities Fund and Small-MidCap Dividend Income Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R- 1, R-2, R-3, R- 4 and R- 5. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Effective October 24, 2011, the initial purchases of $10,000 of Class A, Class P and Institutional classes of shares of Global Multi-Strategy Fund were made by Principal Management Corporation (the Manager ).

Effective June 14, 2012, the initial purchases of $10,000 of Class C shares of Global Multi-Strategy Fund and Small-MidCap Dividend Income Fund, were made by the Manager.

Effective June 14, 2012, the initial purchases of $7,500,000 of Class A and Class C shares of Opportunistic Municipal Fund were made by Principal Financial Services, Inc.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds net asset values are reflected in the Funds net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U. S. holidays, the Funds net asset values could be significantly affected on days when shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a local price and a premium price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market.

25

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the Fund:

Small-MidCap		Global
Dividend Income Fund		Multi-Strategy Fund

Canadian Dollar	6.4%	Euro	5.2%
		Japanese Yen	5.0

Income and Investment Transactions . The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex -dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other fund expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager .

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes . No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a regulated investment company under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

26

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

2. Significant Accounting Policies (Continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds tax returns to determine whether it is more likely than not that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended August 31, 2013, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2010-2013. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Recent Accounting Pronouncements. In January 2013, Accounting Standards Update ( ASU ) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact to the financial statements and footnote disclosures, if any.

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update ( ASU ) 2013-08 Financial Services Investment Companies to amend the criteria for an entity to qualify as an investment company. In addition, the ASU (1) requires new disclosure for all investment companies and (2) amends the measurement criteria for certain interests in other investment companies. ASU 2013-08 is effective prospectively during interim and annual periods in fiscal years beginning after December 15, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility ( Facility ). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the year ended August 31, 2013, Preferred Securities Fund borrowed from the Facility. Diversified Real Asset Fund, Global Multi -Strategy Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the year ended August 31, 2013, Diversified Real Asset Fund, Global Multi-Strategy Fund, and Preferred Securities Fund, borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

27

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

3. Operating Policies (Continued)

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Credit Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund s investment assets, and the related floating rate notes reflected as fund liabilities under the caption floating rate notes issued in the statement of assets and liabilities . The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund s investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

28

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

3. Operating Policies (Continued)

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds ability to dispose of particular illiquid securities at fair value and may limit each of the Funds ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

29

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

3. Operating Policies (Continued)

Options Contracts. During the period Global Multi-Strategy Fund and Diversified Real Asset Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund s exposure to the underlying instrument. Writing call options tends to decrease a fund s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund s exposure to the underlying instrument. Purchasing put options tends to decrease a fund s exposure to the underlying instrument. A fund pays a premium which is included on the fund s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments. Transactions in options written during the year ended August 31, 2013, were as follows:

		Notional Amount
Diversified Real Asset Fund	Number of Contracts	(thousands)	Premium (thousands)

Beginning of period			$
Options written	348	110,300	930
Options expired
Options closed	(61)	(95,900)	(774)
Options exercised	(45)		(34)

Balance at end of period	242	14,400	122

		Notional Amount
Global Multi-Strategy Fund	Number of Contracts	(thousands)	Premium (thousands)

Beginning of period	989	11,100	$ 4,097
Options written	7,982,725	73,900	4,094
Options expired	(400,640)	(37,500)	(1,791)
Options closed	(3,131,731)	(4,900)	(2,532)
Options exercised	(457)	(7,900)	(67)

Balance at end of period	4,450,886	34,700	3,801

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

In addition, Global Multi-Strategy Fund may enter into repurchase agreements that are collateralized by assets other than U.S. government or U.S. government agency securities. It is the Funds policy that its custodian takes possession of the underlying collateral securities. After entering into the repurchase agreement, the fund may sell the security received as collateral short in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement. Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days notice. The fund also pays the counterparty a fee to compensate them for holding the collateral security and the amount is recorded as interest expense on the statement of operations.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

30

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

3. Operating Policies (Continued)

Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations.

Sell-buyback arrangements. During the period Global Multi-Strategy Fund entered into sell-buyback arrangements. In a sell-buyback arrangement the fund sells and simultaneously agrees to repurchase the same security at a future settlement date. The repurchase price is an agreed-upon rate. The purchaser of the securities maintains legal title of the securities during the term of the arrangement.

Sell-buyback arrangements are considered financing transactions for financial reporting purposes. The liability associated with the buyback of the security is reflected as a secured borrowing on the statements of assets and liabilities. The cost of the financing transaction is shown as a decrease to interest income in the statements of operations.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the Borrower ), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments ( commitments ). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities and the change in unrealized is shown as a separate line item called unfunded loan commitments on the statements of operations. As of August 31, 2013, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/loss

Diversified Real Asset Fund	$1,500	$ 3
Global Multi-Strategy Fund	10

Short Sales. Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

31

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

3. Operating Policies (Continued)

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Diversified Real Asset Fund and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a credit event , as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A buyer of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The seller of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

32

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

3. Operating Policies (Continued)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset- backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of August 31, 2013 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of August 31, 2013, counterparties had pledged collateral for swap agreements of $3,060,000 for the Global Multi-Strategy Fund.

The collateral is maintained in a segregated account and is not recorded in the books and records of Global Multi-Strategy Fund.

33

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

3. Operating Policies (Continued)

To Be Announced Securities. The Funds may trade portfolio securities on a to-be-announced ( TBA ) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government - sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ( GNMA ) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association ( FNMA ) are supported by the discretionary authority of the U. S. Government to purchase the agency s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation ( FHLMC ). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives August 31, 2013			Liability Derivatives August 31, 2013
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value

Diversified Real Asset Fund

Foreign exchange contracts	Receivables		$130	Payables	$
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$1,295 * Payables, Net Assets Consist of Net unrealized		$ 563 *
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

		Total $	1,425		$ 563
Global Multi-Strategy Fund

Credit contracts	Receivables, Net Assets Consist of Net unrealized		$999	Payables, Net Assets Consist of Net unrealized	$ 1,005
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$6,146 * Payables, Net Assets Consist of Net unrealized		$ 3,506 *
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$6,481	Payables	$ 4,572
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$1,860 * Payables, Net Assets Consist of Net unrealized		$ 1,774 *
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

		Total $ 15,486			$ 10,857

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

34

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2013

3. Operating Policies (Continued)

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations

Diversified Real Asset Fund

Foreign exchange contracts	Net realized gain (loss) from Foreign	$(104)	$(10)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$765	$293
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements

	Total	$661	$283
Global Multi-Strategy Fund

Credit contracts	Net realized gain (loss) from Investment	$(2,234)	$374
	transactions, Options and swaptions and
	Swap agreements/Change in unrealized
	appreciation/(depreciation) of Investments,
	Options and swaptions and Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment	$(18,012)	$5,514
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment	$1,674	$1,592
	transactions, Foreign currency transactions
	and Options and swaptions/Change in
	unrealized appreciation/(depreciation) of
	Investments, Options and swaptions and
	Translation of assets and liabilities in
	foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$768	$(143)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements

	Total	$(17,804)	$7,337

Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and the Global Multi-Strategy Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the year ended August 31, 2013.

35

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three- tier hierarchy of inputs is summarized in the three broad levels listed below.

” Level 1 Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

” Level 2 Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

” Level 3 Significant unobservable inputs (including the Funds assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Below is a table which provides quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

Fund	Asset Type	Fair Value	Valuation Technique	Unobservable Input	Input Value
		at 08/31/13
		(in
		thousands)

Opportunistic Municipal	Bonds	$ 323	Indicative Market Quotation	Broker Quote	$92.19
Bond Fund

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

36

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

4. Fair Valuation (Continued)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund s assets and liabilities. There were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below includes transfers from Level 1 to Level 2 at August 31, 2013 because of movement from exchange close prices received to bid prices received for preferred securities:

Global Multi-Strategy Fund	$75,868
Preferred Securities Fund	$175,299

Below are transfers from Level 2 to Level 1 at August 31, 2013 because of movement from bid prices received to exchange close prices received for preferred securities:

Preferred Securities Fund

$ 11,337,768

The following is a summary of the inputs used as of August 31, 2013 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable		Level 3 - Significant
Fund		Prices	Inputs		Unobservable Inputs	Totals (Level 1,2,3)

Diversified Real Asset Fund
Bonds	$		$172,220	$		$172,220
Commodity Indexed Structured Notes			96,960			96,960
Common Stocks
Basic Materials		19,519	2,738			22,257
Communications		27,579				27,579
Consumer, Cyclical			1,573			1,573
Consumer, Non-cyclical		5,657	8,715			14,372
Diversified			1,704			1,704
Energy		441,879	2,480			444,359
Financial		71,246	44,778			116,024
Industrial		21,907	26,701			48,608
Utilities		57,412	57,846			115,258
Repurchase Agreements			27,800			27,800
Senior Floating Rate Interests			352,808			352,808
U. S. Government & Government Agency Obligations			355,870			355,870
Purchased Interest Rate Swaptions			231			231
Purchased Options		204				204

Total investments in securities $		645,403	$1,152,424	$		$1,797,827

37

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2013

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable			Level 3 - Significant
Fund		Prices		Inputs		Unobservable Inputs Totals (Level 1,2,3)

Diversified Real Asset Fund (continued)
Assets

Foreign Exchange Contracts**
Foreign Currency Contracts	$			$130	$		$130
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$			$188	$		$188
Futures		$150	$		$		$150
Interest Rate Swaps	$			$522	$		$522
Liabilities

Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$			$(109)	$		$(109)
Futures		$(67)	$		$		$(67)
Interest Rate Swaps	$			$(226)	$		$(226)
Interest Rate Swaptions	$			$(74)	$		$(74)
Options		$(87)	$		$		$(87)

Global Multi-Strategy Fund
Bonds	$			$181,357		$4,258	$185,615
Commercial Paper				200			200
Common Stocks
Basic Materials		14,778		7,110			21,888
Communications		71,576		12,118			83,694
Consumer, Cyclical		72,454		17,077			89,531
Consumer, Non-cyclical		116,434		18,026			134,460
Diversified		431		239			670
Energy		36,185		6,177			42,362
Financial		74,728		13,176			87,904
Industrial		74,904		20,212			95,116
Technology		56,413		6,133			62,546
Utilities		6,728		2,980			9,708
Convertible Bonds				39,998		1,056	41,054
Convertible Preferred Stocks
Basic Materials		726		367			1,093
Consumer, Cyclical				508			508
Energy				409			409
Financial				2,420			2,420
Utilities		320		85			405
Municipal Bonds				3,123			3,123
Preferred Stocks
Basic Materials				59			59
Consumer, Cyclical				299			299
Consumer, Non-cyclical				97			97
Energy				331			331
Financial		1,718		1,429			3,147
Utilities		37					37
Repurchase Agreements				23,028			23,028
Senior Floating Rate Interests				27,825			27,825
U. S. Government & Government Agency Obligations				104,633			104,633
Purchased Credit Default Swaptions				2			2
Purchased Interest Rate Swaptions				213			213
Purchased Options		2,975		123			3,098

Total investments in securities $		530,407		$489,754		$5,314	$1,025,475

38

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2013

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable			Level 3 - Significant
Fund		Prices		Inputs		Unobservable Inputs Totals (Level 1,2,3)

Global Multi-Strategy Fund (continued)
Short Sales
Bonds	$			$(6,602)	$		$(6,602)
Common Stocks
Basic Materials		$(9,744)		$(5,098)	$		$(14,842)
Communications		$(17,728)		$(3,290)	$		$(21,018)
Consumer, Cyclical		$(36,452)		$(5,706)	$		$(42,158)
Consumer, Non-cyclical		$(38,320)		$(3,461)	$		$(41,781)
Diversified		$(543)	$		$		$(543)
Energy		$(14,509)		$(1,514)	$		$(16,023)
Financial		$(40,351)		$(2,305)	$		$(42,656)
Funds		$(16)	$		$		$(16)
Industrial		$(23,121)		$(11,972)	$		$(35,093)
Technology		$(21,830)		$(2,605)	$		$(24,435)
Utilities		$(5,329)		$(1,148)	$		$(6,477)
Preferred Stocks			$
Consumer, Cyclical	$			$(453)	$		$(453)
U. S. Government & Government Agency Obligations	$			$(27,282)	$		$(27,282)
Assets

Credit Contracts**
Credit Default Swaps	$			$973	$		$973
Exchange Cleared Credit Default Swaps	$			$24	$		$24
Equity Contracts**
Futures		$2,275	$		$		$2,275
Total Return Swaps	$			$75	$		$75
Total Return Equity Basket Swaps	$			$821	$		$821
Foreign Exchange Contracts**
Foreign Currency Contracts	$			$5,767	$		$5,767
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$			$567	$		$567
Futures		$821	$		$		$821
Interest Rate Swaps	$			$217	$		$217
Total Return Swaps	$			$41	$		$41
Liabilities

Credit Contracts**
Credit Default Swaps	$			$(671)	$		$(671)
Credit Default Swaptions	$			$(1)	$		$(1)
Exchange Cleared Credit Default Swaps	$			$(333)	$		$(333)
Equity Contracts**
Futures		$(1,142)	$		$		$(1,142)
Options		$(1,934)	$		$		$(1,934)
Total Return Swaps	$			$(12)	$		$(12)
Total Return Equity Basket Swaps	$			$(418)	$		$(418)
Foreign Exchange Contracts**
Foreign Currency Contracts	$			$(3,947)	$		$(3,947)
Options	$			$(34)	$		$(34)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$			$(242)	$		$(242)
Futures		$(137)	$		$		$(137)
Interest Rate Swaps	$			$(701)	$		$(701)
Interest Rate Swaptions	$			$(396)	$		$(396)
Total Return Swaps	$			$(297)	$		$(297)

39

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2013

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable			Level 3 - Significant
Fund	Prices		Inputs		Unobservable Inputs Totals (Level 1,2,3)

Opportunistic Municipal Fund
Bonds $		$			$323	$323
Investment Companies	831					831
Municipal Bonds			23,135			23,135

Total investments in securities $	831		$23,135		$323	$24,289

Preferred Securities Fund
Bonds $			$2,622,009		$11,638	$2,633,647
Common Stocks*	2,124					2,124
Convertible Preferred Stocks
Financial			57,560			57,560
Preferred Stocks
Communications	122,783		67,772			190,555
Financial	1,456,994		119,461			1,576,455
Government			54,036			54,036
Industrial	24,426					24,426
Utilities	164,076		6,607			170,683
Repurchase Agreements			18,769			18,769

Total investments in securities $	1,770,403		$2,946,214		$11,638	$4,728,255

Small-MidCap Dividend Income Fund
Common Stocks*	$495,652	$		$		$495,652
Repurchase Agreements			22,423			22,423

Total investments in securities $	495,652		$22,423	$		$518,075

*	For additional detail regarding sector classifications, please see the Schedules of Investments.

**	Futures, Foreign Currency Contracts, and Swaps valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds have used Level 3 inputs to determine fair value are as follows (amounts in thousands):

Accrued
Discounts/
			Premiums						Net Change in Unrealized
	Value	Realized	and Change		Proceeds	Transfers Transfers		Value	Appreciation/(Depreciation)
	August 31,	Gain/	in Unrealized		from	into Level	Out of	August 31,	on Investments Held at
Fund	2012	(Loss)	Gain/(Loss)	Purchases	Sales	3*	Level 3**	2013	August 31, 2013

Opportunistic Municipal Fund
Bonds	$	$	$ (27)	$	$	$ 350	$	$ 323	$ (27)

	Total $	$	$ (27)	$	$	$ 350	$	$ 323	$ (27)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted,

2. Securities that have certain restrictions on trading,

3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading resumes,

2. Securities where trading restrictions have expired

3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

40

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Fund (in millions)

	First	Next	Next	Over $1.5
	$500	$500	$500	billion

Diversified Real Asset Fund	.. 85%	.. 83%	.. 81%	.. 80%
Global Multi-Strategy Fund	1.60%	1.58%	1.56%	1.55%
Opportunistic Municipal Fund	.. 50%	.. 48%	.. 46%	.. 45%
Small-MidCap Dividend Income Fund	.. 80%	.. 78%	.. 76%	.. 75%

			Net Assets of Fund (in millions)

	First	Next	Next	Next	Next $1	Over $3
	$500	$500	$500	$500	billion	billion

Preferred Securities Fund	.. 75%	.. 73%	.. 71%	.. 70%	.. 69%	.. 68%

In addition to the management fee, R- 1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R- 1, R-2, R-3, R- 4, and R-5, respectively. Class A, Class C, Class J, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the Transfer Agent ) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest expense and dividend and interest expense on short sales the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from September 1, 2012 through August 31, 2013
	Class A	Class C	Institutional	Expiration

Diversified Real Asset Fund	1.25%	2.00%	.. 95*	December 31, 2013
Global Multi-Strategy Fund	2.00	2.75	1.65	December 31, 2013
Opportunistic Municipal Fund	..90	1.65	N/A	December 31, 2013
Small-MidCap Dividend Income Fund	1.40	2.15	N/A	December 31, 2013

*Expired December 31, 2012.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The limits are as follows:

Period from September 1, 2012 through August 31, 2013

	Class P	Expiration

Diversified Real Asset Fund	.. 20%	December 31, 2013
Global Multi-Strategy Fund	.. 20	December 31, 2013
Preferred Securities Fund	.. 20	December 31, 2013
Small-MidCap Dividend Income Fund	..20	December 31, 2013

Prior to January 1, 2013, the Manager had voluntarily agreed to limit the expenses (excluding interest the Fund incurs in connection with investments they make and acquired fund fees and expenses) attributable to Institutional class shares of Preferred Securities Fund. The expense limit was maintained at a total level of operating expenses (expressed as a percentage of average net assets on an annualized basis) not to exceed .76%. The expense limit was terminated effective January 1, 2013.

41

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

5. Management Agreement and Transactions with Affiliates (continued)

Distribution Fees. The Class A, Class C, Class J, R- 1, R-2, R-3 and R- 4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R- 3, and R-4 classes of shares, respectively.

Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .25% for Class J shares. The contractual limit expires on December 31, 2013.

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund and Preferred Securities Fund, and 5.50% for Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the year ended August 31, 2013, were as follows (in thousands):

	Class A	Class C	Class J

Diversified Real Asset Fund	$ 75	$ 9	N/A
Global Multi-Strategy Fund	44	2	N/A
Opportunistic Municipal Fund	15		N/A
Preferred Securities Fund	684	149	$4
Small-MidCap Dividend Income Fund	122	1	N/A

Affiliated Ownership. At August 31, 2013, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class A	Class C	Institutional

Diversified Real Asset Fund			29,180
Opportunistic Municipal Fund	750	750	N/A
Preferred Securities Fund			7,768

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $342,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended August 31, 2013.

6. Investment Transactions

For the year ended August 31, 2013, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

				Covers on
				Securities		Securities
	Purchases	Sales		Sold Short		Sold Short

Diversified Real Asset Fund	$ 1,264,509	$697,301	$		$
Global Multi-Strategy Fund	1,121,661	705,202		634,222		696,924
Opportunistic Municipal Fund	28,738	20,963
Preferred Securities Fund	2,067,054	1,533,008
Small-MidCap Dividend Income Fund	216,976	68,067

42

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

6. Investment Transactions (Continued)

For the year ended August 31, 2013, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

				Covers on
				Securities		Securities
	Purchases	Sales		Sold Short		Sold Short

Diversified Real Asset Fund	$414,053	$433,713	$		$
Global Multi-Strategy Fund	204,222	164,013		58,705		62,007

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2013, and August 31, 2012 were as follows (amounts in thousands):

			Tax-Exempt		Long-Term
	Ordinary Income		Income^		Capital Gain*

	2013	2012	2013	2012	2013	2012

Diversified Real Asset Fund	$17,647 $	9,919 $	$		$33,548 $	15,395
Global Multi-Strategy Fund	6,899
Opportunistic Municipal Fund	70		769	93
Preferred Securities Fund	264,164	214,028			28,016	11,597
Small-MidCap Dividend Income Fund	11,564	10,407			933

^ The funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

*The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C).

For U. S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings . As of August 31, 2013, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):

			Undistributed	Net		Total
	Undistributed Undistributed Long-Term Capital			Unrealized	Other	Accumulated
	Ordinary	Tax-Exempt Gains/(Accumulated Appreciation Temporary				Earnings
	Income	Income	Capital Loss)	(Depreciation) Differences*		(Deficit)

Diversified Real Asset Fund	$ 22,177	$	$ 8,994	$38,685	$(150)	$69,706
Global Multi-Strategy Fund	3,366		9,516	4,379	(1,335)	15,926
Opportunistic Municipal Fund		4	(949)	(1,914)		(2,859)
Preferred Securities Fund	4,606		91,386	196,407		292,399
Small-MidCap Dividend Income Fund	1,391		9,864	61,445		72,700

*Represents book-to-tax accounting differences.

43

NOTES TO F INANCIAL S TATEMENTS PRINCIPAL FUNDS , I NC . August 31, 2013

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2013, the Funds had no capital loss carryforwards.

As of August 31, 2013, Preferred Securities Fund utilized $55,754,000 of capital loss carryforward.

Late-Year Losses. A regulated investment company may elect for any taxable year to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund s taxable year subsequent to October 31 and December 31, respectively. At August 31, 2013, Opportunistic Municipal Fund had an approximate late-year loss of $949,000.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2013, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated Net
	Undistributed Net	Realized Gain
	Investment Income	on Investments	Paid in Capital

Diversified Real Asset Fund	$(3,132)	$3,505	$ (373)
Global Multi-Strategy Fund	(228)	236	(8)
Opportunistic Municipal Fund	(13)	13
Preferred Securities Fund	(440)	440
Small-MidCap Dividend Income Fund	(144)	163	(19)

Federal Income Tax Basis. At August 31, 2013, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	income tax purposes

Diversified Real Asset Fund	$ 103,701	$ (65,290)	$ 38,411	$ 1,759,416
Global Multi-Strategy Fund	55,253	(31,552)	23,701	1,001,774
Opportunistic Municipal Fund	150	(2,061)	(1,911)	22,554
Preferred Securities Fund	345,254	(152,433)	192,821	4,529,545
Small-MidCap Dividend Income Fund	78,001	(16,556)	61,445	456,630

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

44

Schedule of Investments
Diversified Real Asset Fund
August 31, 2013

COMMON STOCKS - 43.28%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Agriculture - 0.02%			Mining (continued)
Adecoagro SA (a)	53,067	$342	BHP Billiton Ltd ADR	36,096	$2,284
			Constellium NV (a)	68,660	1,215
			Eldorado Gold Corp	185,467	1,579
Building Materials - 0.07%			First Quantum Minerals Ltd	102,364	1,700
Indocement Tunggal Prakarsa Tbk PT	309,224	556	Freeport-McMoRan Copper & Gold Inc	33,398	1,009

Semen Indonesia Persero Tbk PT	579,755	668	Glencore Xstrata PLC	361,492	1,711

		$1,224	Guyana Goldfields Inc (a)	117,225	253

Coal - 0.13%			Ivanplats Ltd (a)	148,816	277
Consol Energy Inc	76,953	2,403	Kinross Gold Corp	110,461	608
			Northern Dynasty Minerals Ltd (a)	65,028	131
			Platinum Group Metals Ltd (a)	161,665	183
Commercial Services - 0.74%			Randgold Resources Ltd ADR	21,475	1,675
Abertis Infraestructuras SA	290,775	5,134	Rio Tinto PLC ADR	34,098	1,538
Anhui Expressway Co	1,204,000	628	Silver Wheaton Corp	42,687	1,125
CCR SA	672,100	4,848	Southern Copper Corp	23,889	657
Jiangsu Expressway Co Ltd	1,141,200	1,294	Tahoe Resources Inc (a)	37,128	663

Sichuan Expressway Co Ltd	1,724,200	466			$20,112

Zhejiang Expressway Co Ltd	1,427,000	1,193

		$13,563	Oil & Gas - 4.76%

			Africa Oil Corp (a)	63,588	417
Electric - 1.31%			Africa Oil Corp (a),(b)	6,686	44
Alupar Investimento SA (a)	378,000	2,689
			Anadarko Petroleum Corp	52,156	4,768
DUET Group	1,764,762	3,262	Athlon Energy Inc (a)	9,369	260
Infraestructura Energetica Nova SAB de CV	444,400	1,653	Bankers Petroleum Ltd (a)	232,127	782
(a)
			Bonanza Creek Energy Inc (a)	49,034	1,947
Northeast Utilities	282,300	11,566	Cheniere Energy Inc (a)	63,162	1,768
NRG Yield Inc (a)	28,800	802
			Cimarex Energy Co	29,181	2,446
Spark Infrastructure Group	1,071,100	1,539	Cobalt International Energy Inc (a)	82,170	2,005
Transmissora Alianca de Energia Eletrica SA	278,300	2,553	Concho Resources Inc (a)	46,112	4,450
(b)

			Denbury Resources Inc (a)	166,738	2,883
		$24,064	Energy XXI Bermuda Ltd	30,793	818

Engineering & Construction - 1.00%			Ensco PLC	32,614	1,812
Ferrovial SA	404,700	6,705	EOG Resources Inc	33,508	5,262
Flughafen Zuerich AG	9,700	4,928	Gulfport Energy Corp (a)	31,784	1,875
Fraport AG Frankfurt Airport Services	53,100	3,429	Helmerich & Payne Inc	27,499	1,734
Worldwide			Kodiak Oil & Gas Corp (a)	171,367	1,712
Vinci SA	63,800	3,292	Kosmos Energy Ltd (a)	68,881	700

			Laredo Petroleum Holdings Inc (a)	71,541	1,879
		$18,354

			Marathon Oil Corp	104,466	3,597
Gas - 4.28%			Marathon Petroleum Corp	28,631	2,076
Beijing Enterprises Holdings Ltd	1,010,900	7,155	MEG Energy Corp (a),(c)	6,400	207
Hong Kong & China Gas Co Ltd	4,160,860	9,598	MEG Energy Corp (a)	38,478	1,245
Keyera Corp	125,800	6,883	Newfield Exploration Co (a)	62,924	1,499
National Grid PLC	1,564,504	18,011	Noble Energy Inc	96,533	5,930
NiSource Inc	282,000	8,251	Occidental Petroleum Corp	24,486	2,160
Sempra Energy	181,500	15,322	Oil Search Ltd	134,092	998
Snam SpA	2,201,100	10,297	Pacific Rubiales Energy Corp	59,157	1,119
Western Gas Equity Partners LP (b)	68,750	2,707	PDC Energy Inc (a)	44,836	2,573

		$78,224	Petroleo Brasileiro SA ADR	55,451	750

Healthcare - Services - 0.02%			Phillips 66	35,092	2,004
Brookdale Senior Living Inc (a)	18,652	467	Pioneer Natural Resources Co	11,232	1,965
			QGEP Participacoes SA	47,125	230
			Range Resources Corp	37,683	2,825
Holding Companies - Diversified - 0.09%			Rosetta Resources Inc (a)	51,277	2,386
Wharf Holdings Ltd	208,233	1,704	Rowan Cos PLC (a)	65,052	2,304
			Royal Dutch Shell PLC ADR	33,100	2,138
			Sanchez Energy Corp (a)	64,684	1,563
Home Builders - 0.03%			Southwestern Energy Co (a)	77,814	2,972
Taylor Wimpey PLC	358,243	552	Suncor Energy Inc	100,522	3,405
			Talisman Energy Inc	103,894	1,114
Iron & Steel - 0.12%			Tullow Oil PLC	94,917	1,482
Reliance Steel & Aluminum Co	32,162	2,145	Whiting Petroleum Corp (a)	59,417	2,999

					$87,103

Lodging - 0.06%			Oil & Gas Services - 1.93%
City Developments Ltd	131,000	1,021	Cameron International Corp (a)	82,415	4,680
			Core Laboratories NV	12,747	1,931
			Dresser-Rand Group Inc (a)	24,776	1,510
Mining - 1.10%			Dril-Quip Inc (a)	52,805	5,387
African Rainbow Minerals Ltd	56,137	1,027	FMC Technologies Inc (a)	45,415	2,436
Alamos Gold Inc	104,550	1,706
B2Gold Corp (a)	290,020	771	Halliburton Co	105,647	5,071

See accompanying notes.

45

Schedule of Investments
Diversified Real Asset Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Oil & Gas Services (continued)			REITS (continued)
National Oilwell Varco Inc	49,605	$3,686	BRE Properties Inc	17,753	$852
Schlumberger Ltd	66,630	5,393	Camden Property Trust	16,765	1,036
Superior Energy Services Inc (a)	42,525	1,044	Campus Crest Communities Inc	32,275	341
Targa Resources Corp	61,800	4,208	Canadian Real Estate Investment Trust	23,675	917

		$35,346	Corrections Corp of America	38,003	1,252

			CubeSmart	68,496	1,140
Pipelines - 17.46%			DDR Corp	72,117	1,119
Access Midstream Partners LP (b)	214,400	9,779
			Duke Realty Corp	56,700	827
Buckeye Partners LP	199,635	13,974	Dundee Real Estate Investment Trust	15,000	416
DCP Midstream Partners LP	137,040	6,568	DuPont Fabros Technology Inc	6,133	140
Enbridge Inc	532,212	21,823	EPR Properties	21,006	1,029
Energy Transfer Equity LP	254,248	16,356	Equity One Inc	24,373	518
Energy Transfer Partners LP	109,000	5,588	Equity Residential	31,827	1,652
Enterprise Products Partners LP	347,140	20,627	Essex Property Trust Inc	8,740	1,253
Genesis Energy LP	54,800	2,667	Extra Space Storage Inc	30,268	1,248
Holly Energy Partners LP	55,553	1,974	Federal Realty Investment Trust	11,663	1,135
Kinder Morgan Energy Partners LP	119,000	9,706	Federation Centres Ltd	637,924	1,291
Kinder Morgan Inc/DE	56,695	2,150	First Industrial Realty Trust Inc	73,678	1,115
Magellan Midstream Partners LP (b)	395,600	21,465
			General Growth Properties Inc	111,643	2,141
MarkWest Energy Partners LP	115,000	7,681	Great Portland Estates PLC	213,237	1,763
MPLX LP (b)	136,838	4,885
Oiltanking Partners LP (b)	65,800	3,191	HCP Inc	7,022	286
			Health Care REIT Inc	16,771	1,030
ONEOK Inc	289,110	14,872	Host Hotels & Resorts Inc	103,379	1,761
Pembina Pipeline Corp	219,440	6,820	Japan Hotel REIT Investment Corp	1,389	537
Phillips 66 Partners LP (a)	30,089	926
			Kenedix Realty Investment Corp	132	496
Plains All American Pipeline LP	421,150	21,293	Kenedix Residential Investment Corp	180	351
Regency Energy Partners LP	322,400	8,715	Kilroy Realty Corp	16,600	810
SemGroup Corp	126,700	6,708	Land Securities Group PLC	161,766	2,210
Spectra Energy Corp	882,500	29,220	Medical Properties Trust Inc	30,500	352
Sunoco Logistics Partners LP (b)	270,400	17,371
			Mirvac Group	856,237	1,248
Targa Resources Partners LP	111,724	5,459	Nippon Building Fund Inc	88	955
Tesoro Logistics LP	112,650	6,038	Nippon Prologis REIT Inc	90	788
TransCanada Corp	482,800	21,044	Nomura Real Estate Master Fund Inc	554	511
Western Gas Partners LP (b)	162,395	9,604
			Northern Property Real Estate Investment	12,400	310

Williams Cos Inc/The	634,769	23,003	Trust

		$319,507	Orix JREIT Inc	613	646

Real Estate - 1.42%			Pebblebrook Hotel Trust	35,021	897
Atrium European Real Estate Ltd (b)	86,957	503	Pennsylvania Real Estate Investment Trust	25,970	482
CapitaLand Ltd	462,000	1,100	Prologis Inc	82,265	2,899
Citycon OYJ	185,035	577	Public Storage	8,735	1,334
Country Garden Holdings Co Ltd	2,074,000	1,297	Retail Properties of America Inc	3,245	43
Fabege AB	104,022	1,082	Saul Centers Inc	15,215	660
Greentown China Holdings Ltd	379,000	706	Senior Housing Properties Trust	49,537	1,127
GSW Immobilien AG	1		Simon Property Group Inc	36,329	5,291
Henderson Land Development Co Ltd	208,850	1,220	SL Green Realty Corp	19,831	1,729
Hongkong Land Holdings Ltd	259,300	1,671	Starhill Global REIT	729,000	437
Hufvudstaden AB	52,549	640	Strategic Hotels & Resorts Inc (a)	64,979	527
Hyprop Investments Ltd	66,997	462	Sunstone Hotel Investors Inc	46,791	563
Jones Lang LaSalle Inc	5,412	445	Suntec Real Estate Investment Trust	413,700	492
Kerry Properties Ltd	158,500	641	Taubman Centers Inc	10,084	680
KWG Property Holding Ltd	801,000	539	Unibail-Rodamco SE	11,067	2,485
LEG Immobilien AG	11,232	605	Vastned Retail NV	15,418	641
Mitsubishi Estate Co Ltd	158,600	4,097	Ventas Inc	10,865	676
Mitsui Fudosan Co Ltd	113,000	3,538	Vornado Realty Trust	22,315	1,814
Nomura Real Estate Holdings Inc	32,200	733	Wereldhave NV	13,896	926
Shimao Property Holdings Ltd	560,500	1,420	Westfield Group	286,809	2,821
Sino Land Co Ltd	642,000	859	Workspace Group PLC	110,506	757

Sumitomo Realty & Development Co Ltd	27,000	1,180			$90,122

Sun Hung Kai Properties Ltd	126,000	1,630	Telecommunications - 1.51%

Unite Group PLC	172,463	957	Crown Castle International Corp (a)	229,600	15,939

		$25,902	SBA Communications Corp (a)	155,200	11,640

REITS - 4.93%					$27,579

AIMS AMP Capital Industrial REIT	442,000	499	Transportation - 1.59%
American Tower Corp	310,919	21,606	Canadian National Railway Co	70,000	6,565
Apartment Investment & Management Co	40,661	1,119	Guangshen Railway Co Ltd	4,025,400	1,929
Astro Japan Property Group (b)	211,515	633
			Koninklijke Vopak NV	92,600	5,194
Australand Property Group	168,392	505	Teekay Corp	134,600	5,377
AvalonBay Communities Inc	15,381	1,906	Union Pacific Corp	64,900	9,965

Boardwalk Real Estate Investment Trust	14,225	758			$29,030

Boston Properties Inc	22,817	2,339

See accompanying notes.

46

Schedule of Investments
Diversified Real Asset Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held		Value (000's)	COMMODITY INDEXED STRUCTURED	Principal

Water - 0.71%				NOTES (continued)	Amount (000's)	Value (000's)

American Water Works Co Inc		122,400	$ 4,986	Banks (continued)
Severn Trent PLC		140,800	3,680	Deutsche Bank AG/London; Dow Jones - UBS
United Utilities Group PLC		409,300	4,304	Commodity Index Linked Note

			$ 12,970	0.02%, 01/29/2014 (d)	$6,500	$5,025

TOTAL COMMON STOCKS			$ 791,734	0.02%, 02/13/2014 (d)	5,900	4,918

	Principal			0.03%, 07/28/2014 (d)	4,000	3,915
BONDS - 9.41%	Amount (000's)		Value (000's)	JP Morgan Chase Bank NA; Dow Jones - UBS

				Commodity Index Linked Note
Federal & Federally Sponsored Credit - 3.37%				0.09%, 03/27/2014 (c),(d)	3,700	3,156
Federal Farm Credit Banks				0.16%, 10/20/2013 (c),(d)	10,000	6,909
0.16%, 07/16/2014 (d)		$5,000	$ 5,002	0.16%, 06/05/2014 (c),(d)	3,300	3,290
0.17%, 08/08/2014		5,500	5,499	Societe Generale; Dow Jones - UBS
0.17%, 02/06/2015 (d)		5,000	5,002
				Commodity Index Linked Note
0.23%, 12/30/2013 (d)		7,000	7,003	0.18%, 08/22/2014 (c),(d)	2,300	2,408
0.23%, 09/08/2014 (d)		8,130	8,138	0.19%, 08/06/2014 (d)	10,100	11,114
0.23%, 03/16/2015 (d)		7,000	7,003
0.25%, 05/21/2014 (d)		9,000	9,008	UBS; Dow Jones - UBS Commodity Index
				Linked Note
0.25%, 06/11/2014 (d)		4,500	4,504	0.01%, 03/24/2014 (d)	4,300	3,301
0.25%, 10/16/2014		3,500	3,501	0.02%, 08/06/2014 (d)	1,700	1,906
0.35%, 05/01/2015 (d)		7,000	7,015	0.05%, 09/15/2014 (d)	5,700	6,362

			$ 61,675	0.08%, 05/19/2014 (d)	3,400	3,150

Finance - Mortgage Loan/Banker - 5.60%						$84,912

Fannie Mae				Supranational Bank - 0.66%
0.15%, 02/27/2015 (d)		5,000	5,001
0.16%, 08/05/2015 (d)		3,900	3,899	International Bank for Reconstruction &
0.19%, 01/20/2015 (d)		5,000	5,004	Development; Dow Jones - UBS Commodity
				Index Linked Note
0.36%, 06/23/2014 (d)		6,725	6,737	0.26%, 12/20/2013 (d)	15,900	12,048
1.13%, 09/30/2013		2,000	2,001

4.63%, 10/15/2014		7,749	8,129	TOTAL COMMODITY INDEXED STRUCTURED NOTES		$96,960

Federal Home Loan Banks				SENIOR FLOATING RATE INTERESTS -	Principal
0.17%, 11/25/2013		4,000	4,001	19.29%	Amount (000's) Value (000's)

0.17%, 12/04/2013		8,000	8,002
0.20%, 08/19/2015 (d)		4,700	4,696	Aerospace & Defense - 0.29%
0.22%, 08/14/2015 (d)		7,000	6,996	Accudyne Industries Borrower SCA, Term
0.22%, 08/19/2015 (d)		3,700	3,698	Loan
0.23%, 10/15/2014		5,000	5,000	4.00%, 12/05/2019 (d)	$2,189	$2,168
0.29%, 11/08/2013		5,000	5,002	Hawker Beechcraft Inc, Term Loan B-EXIT
0.88%, 12/12/2014		4,000	4,031	5.75%, 02/15/2020 (d)	1,214	1,220
Freddie Mac				Sequa Corp, Term Loan B
0.31%, 01/02/2015		5,500	5,501	5.25%, 05/29/2017 (d)	1,990	1,997

0.31%, 02/23/2015		4,800	4,799			$5,385

0.32%, 12/03/2014		5,000	5,003
0.32%, 04/29/2015		5,000	4,993	Airlines - 0.51%
0.33%, 12/29/2014		4,000	4,002	American Airlines Inc, Term Loan B-EXIT
				4.75%, 06/21/2019 (d)	3,000	2,960
1.00%, 08/20/2014		6,000	6,046
				Delta Air Lines Inc, Term Loan B
			$ 102,541	4.25%, 04/20/2017 (d)	859	862

Media - 0.03%				Delta Air Lines Inc, Term Loan B1
Clear Channel Communications Inc				4.00%, 10/18/2018 (d)	2,488	2,492
9.00%, 12/15/2019		523	503	United Airlines Inc, Term Loan B
				4.00%, 03/22/2019 (d)	996	998
				US Airways Inc, Term Loan B1
Sovereign - 0.41%				4.25%, 05/21/2019 (d)	2,000	1,971

Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/2016	EUR	5,601	7,501			$9,283

				Apparel - 0.03%

TOTAL BONDS			$ 172,220	Wolverine World Wide Inc, Term Loan B

COMMODITY INDEXED STRUCTURED	Principal			4.00%, 06/26/2019 (d)	584	587
NOTES - 5.30%	Amount (000's)		Value (000's)

Banks - 4.64%				Automobile Parts & Equipment - 0.32%
BNP Paribas SA; Dow Jones - UBS				Federal-Mogul Corp, Term Loan B-EXIT
Commodity Index Linked Note				2.13%, 12/27/2013 (d)	2,471	2,407
0.11%, 08/04/2014 (d)		$9,500	10,408	Federal-Mogul Corp, Term Loan C-EXIT
0.28%, 04/25/2014 (d)		5,000	4,161	2.13%, 12/27/2015 (d)	1,261	1,228
CIBC; Dow Jones - UBS Commodity Index				Schaeffler AG, Term Loan C
Linked Note				4.25%, 01/20/2017 (d)	2,205	2,208

0.04%, 12/23/2013 (d)		9,500	6,748			$5,843

0.06%, 06/23/2014 (d)		4,100	3,954
0.10%, 07/30/2014 (d)		3,900	4,187

See accompanying notes.

47

Schedule of Investments
Diversified Real Asset Fund
August 31, 2013

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Building Materials - 0.01%			Diversified Financial Services (continued)
Aluma Systems Inc, Term Loan B			LPL Holdings Inc, Term Loan B
6.25%, 10/16/2018 (d)	$ 96 $	97	3.25%, 03/29/2019 (d)	$ 1,778 $	1,764
			Ocwen Loan Servicing LLC, Term Loan
			5.00%, 02/15/2018 (d)	1,995	2,014
Chemicals - 0.45%			TCW Group Inc, Term Loan B
Ineos US Finance LLC, Term Loan B			4.00%, 12/20/2019 (d)	1,990	1,996
4.00%, 04/27/2018 (d)	1,543	1,529
Univar Inc, Term Loan B			Walter Investment Management Corp, Term
5.00%, 06/30/2017 (d)	1,773	1,728	Loan B
			5.75%, 11/15/2017 (d)	6,723	6,762

US Coatings Acquisition Inc, Term Loan B2
4.75%, 01/18/2020 (d)	4,988	5,020			$13,541

		$8,277	Electric - 0.03%

			Dynegy Inc, Term Loan B2
Commercial Services - 1.15%			4.00%, 04/16/2020 (d)	615	611
Brand Energy & Infrastructure Services Inc,
Term Loan B
6.25%, 10/16/2018 (d)	400	404	Electrical Components & Equipment - 0.14%
Ceridian Corp, Term Loan B			WESCO Distribution Inc, Term Loan B1
4.43%, 05/09/2017 (d)	4,191	4,186	4.50%, 12/04/2019 (d)	2,490	2,501
CHG Buyer Corp, Term Loan
9.00%, 11/13/2020 (d)	525	536
			Entertainment - 0.30%
Harland Clarke Holdings Corp, Term Loan			AMC Entertainment Inc, Term Loan B
B3			3.50%, 04/23/2020 (d)	1,496	1,494
7.00%, 04/26/2018 (d)	3,627	3,561
			CCM Merger Inc, Term Loan
Interactive Data Corp, Term Loan B			5.00%, 03/01/2017 (d)	1,120	1,125
3.75%, 02/11/2018 (d)	483	481
			Pinnacle Entertainment Inc, Term Loan B1
Laureate Education Inc, Term Loan B			3.75%, 08/05/2016 (d)	500	501
5.25%, 06/15/2018 (d)	3,973	3,959
			Pinnacle Entertainment Inc, Term Loan B2
Pharmaceutical Product Development Inc,			3.75%, 08/05/2020 (d)	1,000	1,002
Term Loan
4.25%, 12/05/2018 (d)	2,224	2,221	WMG Acquisition Corp, Term Loan B
			3.75%, 07/07/2020 (d)	1,328	1,324

Pharmaceutical Research Associates Inc, Term
Loan					$5,446

6.50%, 12/10/2017 (d)	1,493	1,501	Environmental Control - 0.04%
Sedgwick Claims Management Services Inc,			ADS Waste Holdings Inc, Term Loan B
Term Loan			4.25%, 10/05/2019 (d)	746	747
8.00%, 12/10/2018 (d)	250	253
Sedgwick Claims Management Services Inc,
Term Loan B			Food - 1.81%
4.25%, 06/08/2018 (d)	1,923	1,921	AdvancePierre Foods Inc, Term Loan
			9.50%, 10/02/2017 (d)	675	685
Truven Health Analytics Inc, Term Loan B
4.50%, 05/25/2019 (d)	2,068	2,074	AdvancePierre Foods Inc, Term Loan B

			5.75%, 06/20/2017 (d)	1,493	1,505
		$21,097	Albertsons LLC, Term Loan B

Computers - 0.20%			4.25%, 03/21/2016 (d)	1,811	1,815
CompuCom Systems Inc, Term Loan B			4.75%, 05/21/2019 (d)	1,182	1,181
4.25%, 05/07/2020 (d)	331	328	Aramark Corp, Term Loan C
Spansion LLC, Term Loan B			3.78%, 07/26/2016 (d)	3,000	3,007
5.25%, 12/11/2018 (d)	686	688	Aramark Corp, Term Loan D
SunGard Data Systems Inc, Term Loan D			4.00%, 08/22/2019 (d)	2,500	2,509
4.50%, 01/20/2020 (d)	1,592	1,605	Candy Intermediate Holdings Inc, Term Loan
SunGard Data Systems Inc, Term Loan E			B
4.00%, 03/07/2020 (d)	998	1,003	7.50%, 06/08/2018 (d)	111	106

		$3,624	Dole Food Co Inc, Term Loan B

			3.75%, 04/25/2020 (d)	998	996
Consumer Products - 0.15%			HJ Heinz Co, Term Loan B2
Spectrum Brands Holdings Inc, Term Loan B			3.50%, 03/27/2020 (d)	9,750	9,804
4.58%, 11/06/2019 (d)	303	305
			Pinnacle Foods Finance LLC, Term Loan G
Sun Products Corp/The, Term Loan B			3.25%, 04/29/2020 (d)	998	987
5.50%, 03/21/2020 (d)	2,507	2,438

			SUPERVALU Inc, Term Loan
		$2,743	5.00%, 03/21/2019 (d)	2,497	2,503

Distribution & Wholesale - 0.20%			US Foods Inc, Term Loan B
HD Supply Inc, Term Loan B			4.50%, 05/31/2019 (d)	6,546	6,551
4.50%, 10/05/2017 (d)	3,738	3,746	Wilton Brands LLC, Term Loan B
			7.50%, 08/22/2018 (d)	1,444	1,429

					$33,078

Diversified Financial Services - 0.74%
Home Loan Servicing Solutions Ltd, Term			Forest Products & Paper - 0.07%
Loan B			Xerium Technologies Inc, Term Loan B
4.50%, 06/19/2020 (d)	1,000	1,005	6.25%, 05/02/2019 (d)	1,247	1,250

See accompanying notes.

48

Schedule of Investments
Diversified Real Asset Fund
August 31, 2013

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Healthcare - Products - 0.55%			Internet - 0.35%
Carestream Health Inc, Term Loan			Endurance International Group Inc/The, Term
0.00%, 12/15/2019 (d),(e)	$ 750 $	744	Loan
Carestream Health Inc, Term Loan B			10.25%, 05/08/2020 (d)	$ 900 $	903
5.00%, 06/05/2019 (d)	4,000	4,030	Endurance International Group Inc/The, Term
Hologic Inc, Term Loan B			Loan B
3.75%, 08/01/2019 (d)	1,000	1,003	6.25%, 05/08/2020 (d)	2,490	2,515
Kinetic Concepts Inc, Term Loan D1			Internet Brands Inc, Term Loan B
4.50%, 05/04/2018 (d)	3,382	3,386	6.25%, 03/13/2019 (d)	698	697
Kinetic Concepts Inc, Term Loan D2			Virtu Financial LLC, Term Loan B
4.00%, 11/04/2016 (d)	985	985	5.77%, 07/08/2016 (d)	996	1,004

		$10,148	Zayo Group LLC, Term Loan B

			4.50%, 06/15/2019 (d)	1,287	1,290

Healthcare - Services - 1.71%					$6,409

Apria Healthcare Group Inc, Term Loan
6.75%, 04/01/2020 (d)	3,691	3,715	Investment Companies - 0.11%
Ardent Medical Services Inc, Term Loan B			RPI Finance Trust, Term Loan B
6.75%, 05/19/2018 (d)	597	595	4.00%, 11/09/2018 (d)	1,990	1,997
CHS/Community Health Systems Inc, Term
Loan EXT
3.76%, 01/25/2017 (d)	120	120	Leisure Products & Services - 0.30%
DaVita HealthCare Partners Inc, Term Loan			Bombardier Recreational Products Inc, Term
			Loan B
A3			4.00%, 01/23/2019 (d)	4,280	4,272
2.69%, 08/24/2017 (d)	3,900	3,889
			Equinox Holdings Inc, Term Loan B
DaVita HealthCare Partners Inc, Term Loan			4.50%, 01/31/2020 (d)	1,247	1,251

B2
4.00%, 08/21/2019 (d)	1,493	1,498			$5,523

Drumm Investors LLC, Term Loan			Leisure Time - 0.08%
5.00%, 05/04/2018 (d)	3,461	3,299	Sabre Inc, Term Loan C
Genesis Healthcare DE LLC, Term Loan B			4.00%, 02/15/2018 (d)	1,434	1,438
10.00%, 10/02/2017 (d)	587	603
Health Management Associates Inc, Term
Loan B-New			Lodging - 0.48%
3.50%, 11/22/2018 (d)	970	971	Boyd Gaming Corp, Term Loan B
			4.00%, 08/07/2020 (d)	2,000	2,003
Heartland Dental Care Inc, Term Loan
6.25%, 12/20/2018 (d)	1,493	1,507	Caesars Entertainment Operating Co Inc, Term
IASIS Healthcare LLC / IASIS Capital Corp,			Loan B6
			5.43%, 01/28/2015 (d)	2,553	2,293
Term Loan B2
4.50%, 05/03/2018 (d)	2,235	2,246	Four Seasons Holdings Inc, Term Loan
			4.25%, 06/24/2020 (d)	1,500	1,511
LHP Operations Co LLC, Term Loan
9.00%, 06/29/2018 (d)	323	320	MGM Resorts International, Term Loan B
			3.50%, 12/13/2019 (d)	2,987	2,975

LifePoint Hospitals Inc, Term Loan B
2.69%, 07/31/2017 (d)	871	874			$8,782

Select Medical Corp, Term Loan B			Machinery - Diversified - 0.08%
4.00%, 06/15/2018 (d)	932	930	Gardner Denver Inc, Term Loan
Sheridan Holdings Inc, Term Loan			4.25%, 07/23/2020 (d)	1,540	1,531
4.50%, 06/29/2018 (d)	1,736	1,736
9.00%, 06/29/2019 (d)	500	502
Skilled Healthcare Group Inc, Term Loan B			Media - 1.80%
6.75%, 04/09/2016 (d)	969	960	Clear Channel Communications Inc, Term
Steward Health Care System LLC, Term			Loan B
			3.83%, 01/29/2016 (d)	3,661	3,411
Loan
6.75%, 04/10/2020 (d)	1,000	995	Clear Channel Communications Inc, Term
United Surgical Partners International Inc,			Loan D-EXT
			6.93%, 01/22/2019 (d)	7,205	6,608
Term Loan B
4.75%, 03/19/2019 (d)	5,212	5,249	FoxCo Acquisition Sub LLC, Term Loan B
			5.50%, 07/31/2017 (d)	562	564
Vanguard Health Holding Co II LLC, Term
Loan B			Kabel Deutschland Vertrieb und Service
3.75%, 01/29/2016 (d)	1,234	1,234	GmbH, Term Loan F

			3.25%, 02/01/2019 (d)	1,000	998
		$31,243

			MCC Georgia LLC, Term Loan G
Holding Companies - Diversified - 0.12%			4.00%, 08/15/2020 (d)	993	995
Emerald Expositions Holding Inc, Term Loan			McGraw-Hill Global Education Holdings
5.50%, 06/12/2020 (d)	2,250	2,263	LLC, Term Loan
			9.00%, 03/18/2019 (d)	2,993	3,020
Insurance - 0.33%			MTL Publishing LLC, Term Loan B
			4.25%, 03/05/2018 (d)	3,030	3,040
Alliant Insurance Services Inc, Term Loan
5.00%, 12/07/2019 (d)	2,985	2,994	Nine Entertainment Co Pty Ltd, Term Loan B
			3.50%, 01/31/2020 (d)	3,486	3,457
Compass Investors Inc, Term Loan B
5.00%, 12/14/2019 (d)	2,985	2,993

		$5,987

See accompanying notes.

49

Schedule of Investments
Diversified Real Asset Fund
August 31, 2013

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Media (continued)			Pharmaceuticals (continued)
Springer Science & Business Media Inc, Term			Warner Chilcott Co LLC, Term Loan B2
Loan			4.50%, 03/15/2018 (d)	$ 31 $	31
0.00%, 07/24/2020 (d),(e)	$ 2,000 $	1,981	Warner Chilcott Corp, Term Loan B1
TL Acquisitions Inc, Term Loan			4.25%, 03/15/2018 (d)	503	503
0.00%, 07/03/2014 (a),(d)	784	559	Warner Chilcott Corp, Term Loan B1-New
Tribune Co, Term Loan B-EXIT			4.25%, 08/15/2018 (d)	219	219
4.00%, 12/17/2019 (d)	2,985	2,990	WC Luxco Sarl, Term Loan B3
Virgin Media Investment Holdings Ltd, Term			4.25%, 03/15/2018 (d)	396	397

Loan B					$21,372

3.50%, 02/15/2020 (d)	1,500	1,492
WideOpenWest Finance LLC, Term Loan B			Pipelines - 0.11%
4.75%, 03/26/2019 (d)	3,778	3,801	Ruby Western Pipeline Holdings LLC, Term

		$32,916	Loan B

			3.50%, 03/22/2020 (d)	1,946	1,937
Miscellaneous Manufacturing - 0.15%
FGI Operating Co LLC, Term Loan B
5.50%, 04/13/2019 (d)	990	993	Private Equity - 0.02%
			American Capital Ltd, Term Loan
Rexnord LLC, Term Loan B			4.00%, 08/15/2017 (d)	331	332
4.00%, 05/14/2020 (d)	1,750	1,730

		$2,723

			Real Estate - 0.24%
Oil & Gas - 0.69%			Capital Automotive LP, Term Loan
Drillships Financing Holding Inc, Term Loan			6.00%, 04/18/2020 (d)	1,500	1,534
B1			Capital Automotive LP, Term Loan B
6.00%, 02/02/2021 (d)	4,000	4,010
			4.00%, 04/05/2019 (d)	600	602
EP Energy LLC, Term Loan B3			Realogy Group LLC, Term Loan B
3.50%, 05/24/2018 (d)	500	498
			4.50%, 10/10/2016 (d)	2,244	2,257

Offshore Group Investment Ltd, Term Loan					$4,393

B
5.75%, 03/22/2019 (d)	1,496	1,507	REITS - 0.15%
Pacific Drilling SA, Term Loan B			iStar Financial Inc, Term Loan
4.50%, 05/18/2018 (d)	1,500	1,506	4.50%, 10/11/2017 (d)	2,704	2,704
Rice Drilling B LLC, Term Loan
8.50%, 10/11/2018 (d)	1,496	1,466
Samson Investment Co, Term Loan			Retail - 0.91%
6.00%, 09/19/2018 (d)	625	628	BJ's Wholesale Club Inc, Term Loan B
			4.25%, 09/26/2019 (d)	1,347	1,347
Tesoro Corp, Term Loan B
2.51%, 01/30/2016 (d)	2,993	2,995	Charlotte Russe Inc, Term Loan

			6.75%, 05/25/2019 (d)	1,000	975
		$12,610	Collective Brands Inc, Term Loan B

Oil & Gas Services - 0.13%			7.25%, 09/19/2019 (d)	1,365	1,385
FTS International Inc, Term Loan B			Jo-Ann Stores Inc, Term Loan B
8.50%, 05/06/2016 (d)	426	419	4.00%, 03/19/2018 (d)	1,709	1,708
Saxon Energy Services Inc, Term Loan			Landry's Inc, Term Loan B
5.50%, 02/13/2019 (d)	1,995	1,993	4.75%, 04/19/2018 (d)	2,959	2,974

		$2,412	Michaels Stores Inc, Term Loan B

			3.75%, 01/24/2020 (d)	2,064	2,070
Packaging & Containers - 0.11%			Pilot Travel Centers LLC, Term Loan B
Pact Group Inc, Term Loan			4.25%, 08/06/2019 (d)	993	989
3.75%, 05/22/2020 (d)	2,000	1,977
			PVH Corp, Term Loan B
			3.25%, 12/19/2019 (d)	883	886
Pharmaceuticals - 1.17%			Rite Aid Corp, Term Loan 1
BioScrip Inc, Delay-Draw Term Loan			5.75%, 07/07/2020 (d)	2,000	2,049
6.50%, 07/22/2020 (d)	563	569	Rite Aid Corp, Term Loan 2
BioScrip Inc, Term Loan			4.88%, 06/11/2021 (d)	1,500	1,507
6.50%, 06/05/2020 (d)	938	948	Serta Simmons Holdings LLC, Term Loan B
Generic Drug Holdings Inc, Term Loan B			5.00%, 09/19/2019 (d)	746	749

5.00%, 10/04/2019 (d)	1,200	1,202			$16,639

Grifols Inc, Term Loan B			Semiconductors - 0.36%
4.25%, 06/01/2017 (d)	981	986
			Freescale Semiconductor Inc, Term Loan B4
Par Pharmaceutical Cos Inc, Term Loan B			5.00%, 02/13/2020 (d)	3,491	3,503
4.25%, 09/28/2019 (d)	1,654	1,645
			NXP BV, Term Loan C
Quintiles Transnational Corp, Term Loan B2			4.75%, 01/11/2020 (d)	2,985	3,025

4.00%, 06/08/2018 (d)	2,494	2,501
Valeant Pharmaceuticals International Inc,					$6,528

Term Loan BD			Software - 1.16%
4.38%, 09/27/2019 (d)	4,346	4,358	Blackboard Inc, Term Loan B2
Valeant Pharmaceuticals International Inc,			6.25%, 10/04/2018 (d)	1,458	1,463
Term Loan BE			BMC Software Inc, Term Loan
4.50%, 06/26/2020 (d)	7,950	8,013	0.00%, 08/07/2020 (d),(e)	1,000	998

See accompanying notes.

50

Schedule of Investments
Diversified Real Asset Fund
August 31, 2013

SENIOR FLOATING RATE INTERESTS	Principal		U. S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Software (continued)			Federal National Mortgage Association (FNMA) (continued)
Ellucian, Term Loan B			0.15%, 09/16/2013 (f)	$5,000	$5,000

4.50%, 07/19/2018 (d)	$1,961	$ 1,966			$16,996

Emdeon Inc, Term Loan B2
3.75%, 11/02/2018 (d)	2,981	2,987	U. S. Treasury - 1.44%
Epicor Software Corp, Term Loan B1			0.25%, 01/31/2015	5,000	5,001
4.50%, 05/16/2018 (d)	985	990	1.25%, 03/15/2014	7,000	7,043
Infor US Inc, Term Loan B2			2.38%, 08/31/2014	7,000	7,153

5.25%, 04/05/2018 (d)	2,075	2,086	2.63%, 07/31/2014	7,000	7,157

Magic Newco LLC, Term Loan B					$26,354

0.00%, 12/02/2018 (d),(e)	2,000	2,008	U. S. Treasury Inflation-Indexed Obligations - 16.53%
Reynolds & Reynolds Co, Term Loan			0.13%, 04/15/2016	46,090	47,232
0.00%, 08/05/2020 (d),(e)	2,500	2,511	0.13%, 04/15/2017	10,505	10,767
0.00%, 02/05/2021 (d),(e)	3,500	3,575	0.13%, 04/15/2018	28,476	29,039
RP Crown Parent LLC, Term Loan			0.13%, 01/15/2022	12,706	12,294
6.75%, 12/14/2018 (d)	2,189	2,208	0.13%, 07/15/2022	7,250	6,991
11.25%, 12/14/2019 (d)	400	408	0.13%, 01/15/2023	22,729	21,664

		$ 21,200	0.38%, 07/15/2023	16,827	16,393

Telecommunications - 1.63%			0.50%, 04/15/2015	7,499	7,676
Alcatel-Lucent USA Inc, Term Loan C			0.63%, 02/15/2043	6,916	5,569
5.75%, 01/29/2019 (d)	3,732	3,747	0.75%, 02/15/2042	10,218	8,600
ARRIS Group Inc, Term Loan B			1.13%, 01/15/2021	11,800	12,473
3.50%, 02/07/2020 (d)	998	984	1.25%, 07/15/2020	6,339	6,816
Cincinnati Bell Inc, Term Loan			1.38%, 07/15/2018	2,382	2,588
0.00%, 08/20/2020 (d),(e)	1,000	993	1.38%, 01/15/2020	6,287	6,788
Cricket Communications Inc, Delay-Draw			1.75%, 01/15/2028	9,613	10,558
Term Loan C-DD			1.88%, 07/15/2015	5,115	5,414
4.75%, 03/01/2020 (d)	4,000	4,011	1.88%, 07/15/2019	4,385	4,900
Cricket Communications Inc, Term Loan B			2.00%, 01/15/2016	2,235	2,391
4.75%, 10/03/2019 (d)	473	474	2.00%, 01/15/2026	3,176	3,597
Fairpoint Communications Inc, Term Loan B			2.13%, 01/15/2019	1,664	1,865
7.50%, 02/14/2019 (d)	2,993	2,986	2.13%, 02/15/2040	4,620	5,397
Intelsat Jackson Holdings SA, Term Loan B1			2.13%, 02/15/2041	4,673	5,468
4.25%, 04/02/2018 (d)	4,209	4,237	2.38%, 01/15/2025	16,895	19,795
IPC Systems Inc, Term Loan B			2.38%, 01/15/2027	5,355	6,329
5.43%, 06/01/2015 (d)	1,000	800	2.50%, 07/15/2016	8,768	9,661
IPC Systems Inc, Term Loan C			2.50%, 01/15/2029	7,238	8,732
7.75%, 07/31/2017 (d)	496	479	3.38%, 04/15/2032	793	1,088
Level 3 Financing Inc, Term Loan BII			3.63%, 04/15/2028	7,832	10,653

4.75%, 08/01/2019 (d)	3,500	3,496	3.88%, 04/15/2029	8,366	11,787

Syniverse Holdings Inc, Term Loan					$302,525

4.00%, 04/23/2019 (d)	2,000	2,009	TOTAL U. S. GOVERNMENT & GOVERNMENT AGENCY
UPC Financing Partnership, Term Loan AF			OBLIGATIONS		$355,870

4.00%, 01/31/2021 (d)	2,925	2,935		Maturity
Windstream Corp, Term Loan B3			REPURCHASE AGREEMENTS - 1.52%	Amount (000's)	Value (000's)

4.00%, 08/03/2019 (d)	743	743
			Banks - 1.52%
Windstream Corp, Term Loan B4			Investment in Joint Trading Account; Barclays $	4,955	$4,955
3.50%, 01/10/2020 (d)	1,990	1,989

			Bank Repurchase Agreement; 0.04% dated
		$ 29,883	08/30/2013 maturing 09/03/2013

Transportation - 0.11%			(collateralized by US Government Security;
Harvey Gulf International Marine LLC, Term			$5,054,016; 4.50%; dated 08/15/39)
Loan B			Investment in Joint Trading Account; Credit	7,079	7,079
5.50%, 06/12/2020 (d)	2,000	2,005	Suisse Repurchase Agreement; 0.04%
			dated 08/30/2013 maturing 09/03/2013

TOTAL SENIOR FLOATING RATE INTERESTS		$ 352,808	(collateralized by US Government

U. S. GOVERNMENT & GOVERNMENT	Principal		Securities; $7,220,024; 4.38% - 6.13%;
AGENCY OBLIGATIONS - 19.45%	Amount (000's)	Value (000's)	dated 11/15/27 - 02/15/40)

			Investment in Joint Trading Account; Deutsche	11,043	11,042
Federal Home Loan Bank - 0.22%			Bank Repurchase Agreement; 0.06% dated
0.10%, 01/17/2014 (f)	$4,000	$ 3,999	08/30/2013 maturing 09/03/2013
			(collateralized by US Government
Federal Home Loan Mortgage Corporation (FHLMC) -			Securities; $11,263,239; 0.00% - 2.23%;
0.33%			dated 10/15/13 - 12/06/22)
0.12%, 04/24/2014 (f)	6,000	5,996

Federal National Mortgage Association (FNMA) - 0.93%
0.10%, 01/21/2014 (f)	7,000	6,999
0.12%, 05/01/2014 (f)	5,000	4,997

See accompanying notes.

51

Schedule of Investments Diversified Real Asset Fund August 31, 2013

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$4,725	$4,724
Lynch Repurchase Agreement; 0.03%
dated 08/30/2013 maturing 09/03/2013
(collateralized by US Government
Securities; $4,818,978; 2.38% - 2.63%;
dated 01/31/18 - 06/30/18)

		$27,800

TOTAL REPURCHASE AGREEMENTS		$27,800

TOTAL PURCHASED OPTIONS - 0.01%		$204

TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.01%		$231

Total Investments		$1,797,827
Other Assets in Excess of Liabilities, Net - 1.73%		$31,655

TOTAL NET ASSETS - 100.00%		$1,829,482

(a)	Non-Income Producing Security

(b)	Security is Illiquid

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $15,970 or 0.87% of net assets.

(d)	Variable Rate. Rate shown is in effect at August 31, 2013.

(e)	This Senior Floating Rate Note will settle after August 31, 2013, at which time the interest rate will be determined.

(f)	Rate shown is the discount rate of the original purchase.

Portfolio Summary (unaudited)

Sector		Percent

Government		29 .49%
Energy		25 .21%
Financial		14 .10%
Consumer, Non-cyclical		7 .32%
Utilities		6 .33%
Communications		5 .32%
Industrial		3 .59%
Consumer, Cyclical		3 .22%
Basic Materials		1 .74%
Technology		1 .72%
Diversified		0 .21%
Purchased Interest Rate Swaptions		0 .01%
Purchased Options		0 .01%
Other Assets in Excess of Liabilities, Net		1 .73%

TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)

Euro	UBS AG	09/25/2013	5,879,000 $	7,900	$ 7,770	$130

Total						$130

Amounts in thousands except contracts

See accompanying notes.

52

Schedule of Investments
Diversified Real Asset Fund
August 31, 2013

Futures Contracts

											Unrealized
Type			Long/Short		Contracts	Notional Value			Fair Value		Appreciation/(Depreciation)

UK 10 Year Gilt; December 2013			Short		6		$1,016	$		1,017	$(1)
US 10 Year Note; December 2013			Long		276		34,171			34,302	131
US 2 Year Note; December 2013			Long		83		18,236			18,239	3
US 5 Year Note; December 2013			Long		49		5,848			5,864	16
US Long Bond; December 2013			Short		48		6,326			6,332	(6)
US Ultra Bond; December 2013			Short		46		6,466			6,526	(60)

Total											$83

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
Counterparty		Receive	Fixed			Notional			Upfront Premiums		Unrealized
(Issuer)	Floating Rate Index Floating Rate		Rate	Expiration Date		Amount	Fair Value		Paid/(Received) Appreciation/(Depreciation)

Barclays Bank PLC	3 Month LIBOR	Receive	2.58%	11/29/2042		$1,400 $		294	$		$294
Barclays Bank PLC	3 Month LIBOR	Pay	2.50%	03/17/2024		2,600		(157)			(157)
Barclays Bank PLC	3 Month LIBOR	Pay	1.98%	03/07/2023		900		(69)			(69)
Barclays Bank PLC	3 Month LIBOR	Receive	2.48%	07/09/2042		1,000		228			228

Total								$296	$		$296

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive	Fixed			Notional
	Floating Rate Index Floating Rate		Rate	Expiration Date		Amount	Fair Value		Unrealized Appreciation/(Depreciation)

	3 Month LIBOR	Pay	2.42%	06/14/2023		$1,100 $		(48)	$		(48)
	3 Month LIBOR	Receive	2.88%	07/12/2023		4,000		14			14
	3 Month LIBOR	Receive	1.54%	08/01/2018		7,900		71			71
	3 Month LIBOR	Pay	1.55%	08/07/2018		6,800		(61)			(61)
	3 Month LIBOR	Receive	0.48%	08/08/2015		28,300		29			28
	3 Month LIBOR	Receive	2.22%	08/09/2020		7,700		75			75

Total								$80	$		79

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive					Upfront
Purchased Swaptions		Floating Rate Floating Exercise Expiration					Notional	Premiums		Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate		Date	Amount Paid/(Received) Value Appreciation/(Depreciation)

Put - 10 Year Interest Barclays Bank PLC		3 Month	Receive	4.25%	02/09/2016 $		5,300 $		238	$231	$(7)
Rate Swap		LIBOR

Total									$238	$231	$(7)

			Pay/
			Receive					Upfront
Written Swaptions		Floating Rate Floating Exercise Expiration					Notional	Premiums		Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate		Date	Amount Paid/(Received) Value Appreciation/(Depreciation)

Call - 5 Year Interest	Barclays Bank PLC	3 Month	Receive	1.35%	12/09/2013 $		7,200 $		(12)	$(6) $	6
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	3 Month	Pay	2.00%	12/09/2013		7,200		(23)	(68)	(45)
Rate Swap		LIBOR

Total									$(35)	$(74) $	(39)

Amounts in thousands

Options

						Upfront Premiums					Unrealized
Purchased Options Outstanding		Exercise Price Expiration Date			Contracts		Paid/(Received)		Fair Value	Appreciation/(Depreciation)

Call - 10 Year US Futures		$130 . 00	10/28/2013			105 $		5		$7 $	2
Put - 10 Year US Futures		$123 . 00	10/26/2013			210		169		197	28

Total						$		174		$204 $	30

See accompanying notes.

53

Schedule of Investments
Diversified Real Asset Fund
August 31, 2013

Options (continued)

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)

Call - 10 Year US Futures	$ 127 . 00	10/28/2013	105 $	(38)	$(42)		$(4)
Put - 10 Year US Futures	$ 120 . 00	10/28/2013	137	(49)	(45)		4

Total				$(87)	$(87)	$

Amounts in thousands except contracts

See accompanying notes.

54

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS - 56.04%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.38%			Apparel (continued)
Dentsu Inc	4,300	$143	Skechers U. S. A. Inc (a),(b)	13,810	$424

Gendai Agency Inc	8,900	52			$2,023

Interpublic Group of Cos Inc/The (a)	51,215	805
Lamar Advertising Co (a),(b)	15,536	654	Automobile Manufacturers - 0.90%
Omnicom Group Inc (a),(c)	35,148	2,132	China Motor Corp	31,000	27
Tri-Stage Inc	4,500	46	Daihatsu Motor Co Ltd	7,000	131
WPP PLC	23,597	437	Dongfeng Motor Group Co Ltd	30,000	41

		$4,269	Fiat Industrial SpA	74,192	887

			Fiat Industrial SpA - Rights (b),(d),(e)	74,192
Aerospace & Defense - 0.97%			Fiat SpA (b)	4,264	32
Alliant Techsystems Inc (a)	4,100	397	Ford Motor Co (a)	48,785	790
B/E Aerospace Inc (a),(b)	2,800	191	Fuji Heavy Industries Ltd	26,000	626
Cubic Corp (a)	5,795	291	Geely Automobile Holdings Ltd	60,000	31
Curtiss-Wright Corp (a)	23,642	987	General Motors Co (b)	120,161	4,095
Embraer SA ADR	300	10	Hino Motors Ltd	23,000	298
Esterline Technologies Corp (b)	895	68	Hyundai Motor Co	269	60
Exelis Inc (a)	16,322	240	Isuzu Motors Ltd	104,243	631
GenCorp Inc (b)	16,800	253	Kia Motors Corp	873	53
General Dynamics Corp (a)	1,200	100	Nissan Motor Co Ltd	50,842	503
IHI Corp	78,000	313	Oshkosh Corp (a),(b)	11,434	513
Jamco Corp	9,100	99	PACCAR Inc	16,363	878
L-3 Communications Holdings Inc (a)	15,658	1,415	Suzuki Motor Corp	12,300	263
Lockheed Martin Corp	6,603	808	Tata Motors Ltd ADR	2,600	58
Meggitt PLC	25,919	212	UMW Holdings Bhd	41,900	160

MTU Aero Engines AG	18	2			$10,077

Northrop Grumman Corp (a)	13,688	1,263
Raytheon Co (a)	5,700	430	Automobile Parts & Equipment - 0.80%
Rockwell Collins Inc (a)	16,408	1,161	Aisin Seiki Co Ltd	2,600	99
Rolls-Royce Holdings PLC (b)	26,667	460	Allison Transmission Holdings Inc	36,940	832
Safran SA	7,807	433	Autoliv Inc	2,800	227
TransDigm Group Inc	2,590	355	Bridgestone Corp	7,300	238
United Technologies Corp (a)	13,202	1,321	Calsonic Kansei Corp	43,000	208

		$10,809	Cheng Shin Rubber Industry Co Ltd	4,600	12

			Continental AG	170	26
Agriculture - 0.45%			Cooper Tire & Rubber Co	15,854	506
Altria Group Inc (a)	17,978	609	Dana Holding Corp	10,669	224
Archer-Daniels-Midland Co (a)	12,300	433	Denso Corp	4,700	214
Asian Citrus Holdings Ltd	399,059	150	Exedy Corp	31,277	726
British American Tobacco PLC ADR	1,327	135	Georg Fischer AG (b)	301	163
Bunge Ltd	18,992	1,439	Goodyear Tire & Rubber Co/The (a),(b)	47,581	957
China Agri-Industries Holdings Ltd	22,000	10	Hyundai Mobis	188	47
Japan Tobacco Inc	30,791	1,040	Hyundai Wia Corp	1,033	159
Kernel Holding SA (b)	747	11	JTEKT Corp	15,500	200
Philip Morris International Inc (a)	10,735	896	Keihin Corp	14,500	209
Reynolds American Inc (a)	5,715	272	KYB Co Ltd	7,000	42
Swedish Match AB	2,309	81	Musashi Seimitsu Industry Co Ltd	2,400	58

		$5,076	NHK Spring Co Ltd	15,700	165

			NOK Corp	15,400	224
Airlines - 0.22%			Stanley Electric Co Ltd	31,775	607
Air China Ltd	14,000	9	Sumitomo Electric Industries Ltd	6,400	85
Alaska Air Group Inc (a)	7,720	437
			Tachi-S Co Ltd	32,153	440
ANA Holdings Inc	20,000	40	Tenneco Inc (b)	11,252	519
China Southern Airlines Co Ltd	82,000	28	Tokai Rika Co Ltd	8,000	158
Copa Holdings SA	400	52	Toyota Boshoku Corp	10,200	133
Delta Air Lines Inc (a)	27,300	539
Deutsche Lufthansa AG (b)	16,189	289	Toyota Industries Corp	16,300	656
			TRW Automotive Holdings Corp (b)	3,600	249
Japan Airlines Co Ltd	6,200	328	WABCO Holdings Inc (a),(b)	5,890	459
SkyWest Inc (a)	26,941	347

Southwest Airlines Co (a)	26,101	334	Yokohama Rubber Co Ltd/The	15,000	132

Turk Hava Yollari Anonium Ortakligi	30,374	94			$8,974

		$2,497	Banks - 2.80%

			Agricultural Bank of China Ltd	8,000	3
Apparel - 0.18%			Associated Banc-Corp (a)	4,300	69
Adidas AG	1,450	154	Banca Popolare dell'Emilia Romagna Scrl (b)	38,948	276
Carter's Inc	2,300	169	Banco Bradesco SA ADR	6,040	70
Crocs Inc (a),(b)	13,400	180
Deckers Outdoor Corp (b)	3,990	234	Banco do Brasil SA	11,600	111
Maidenform Brands Inc (b)	21,395	502	Bangkok Bank PCL	7,100	39
			Bank of America Corp (a)	54,150	765
Nike Inc	2,304	145	Bank of Ayudhya PCL	6,307	7
Quiksilver Inc (b)	30,070	149
			Bank of China Ltd	383,000	161
Ralph Lauren Corp	400	66	Bank of Communications Co Ltd	33,000	22
			Bank of New York Mellon Corp/The (a)	36,919	1,098

See accompanying notes.

55

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Banks (continued)			Banks (continued)
Bank of Yokohama Ltd/The	7,000	$ 37	Wells Fargo & Co (a)	61,358	$2,520
Bank Rakyat Indonesia Persero Tbk PT	32,500	20	Wilshire Bancorp Inc (a)	24,984	203
BB&T Corp (a)	31,411	1,067	Yamanashi Chuo Bank Ltd/The	20,000	79

BOK Financial Corp	7,240	464			$31,356

Capital One Financial Corp (a)	4,800	310
CapitalSource Inc	8,214	95	Beverages - 0.93%
Chiba Bank Ltd/The	21,000	143	Anheuser-Busch InBev NV	7,407	690
China CITIC Bank Corp Ltd	48,000	23	Arca Continental SAB de CV	11,162	72
China Construction Bank Corp	312,000	228	Beam Inc	38,222	2,394
China Merchants Bank Co Ltd	13,500	23	Carlsberg A/S	466	45
China Merchants Bank Co Ltd - Rights (b),(d),(e)	2,349		Cia de Bebidas das Americas ADR	1,900	66
			Coca-Cola Co/The (a)	15,365	587
Chongqing Rural Commercial Bank	28,000	13	Coca-Cola Enterprises Inc (a)	34,854	1,303
CIT Group Inc (b)	36,471	1,746
Citigroup Inc (a),(c)	43,372	2,097	Coca-Cola Femsa SAB de CV ADR	300	36
			DE Master Blenders 1753 NV (b)	33,353	545
Commerce Bancshares Inc/MO (a)	41	2
Credicorp Ltd	100	12	Diageo PLC	39,699	1,217
			Dr Pepper Snapple Group Inc (a)	18,362	822
Cullen/Frost Bankers Inc	2,000	142
Danske Bank A/S (b)	91,774	1,834	Fomento Economico Mexicano SAB de CV	400	38
DNB ASA	16,033	249	ADR
East West Bancorp Inc	2,900	85	LT Group Inc	513,330	223
			Molson Coors Brewing Co (a)	18,116	884
Eighteenth Bank Ltd/The	45,000	101	PepsiCo Inc (a)	19,375	1,545

Fifth Third Bancorp (a)	61,365	1,122
First Republic Bank/CA	8,470	375			$10,467

FirstRand Ltd	24,278	71	Biotechnology - 1.16%
Fukuoka Financial Group Inc	40,000	170	Alexion Pharmaceuticals Inc (b)	22,263	2,399
Fulton Financial Corp (a)	6,500	79	Alnylam Pharmaceuticals Inc (b),(c)	2,560	133
Goldman Sachs Group Inc/The (a)	8,779	1,335	Amgen Inc (a)	11,754	1,280
Grupo Financiero Banorte SAB de CV	21,100	130	Arena Pharmaceuticals Inc (b)	57,633	369
HDFC Bank Ltd ADR	3,200	93	Biogen Idec Inc (a),(b),(c)	3,630	773
Higashi-Nippon Bank Ltd/The	35,000	74	Celgene Corp (a),(b)	10,813	1,513
HSBC Holdings PLC ADR	2,706	142	Charles River Laboratories International Inc (b)	4,095	189
Huntington Bancshares Inc/OH (a)	14,600	120	Gilead Sciences Inc (a),(b)	47,016	2,834
ICICI Bank Ltd ADR	1,100	29	Life Technologies Corp (a),(b)	9,955	741
Industrial & Commercial Bank of China Ltd	218,000	143	Puma Biotechnology Inc (b)	2,285	116
Itau Unibanco Holding SA ADR	4,070	50	Regeneron Pharmaceuticals Inc (b)	2,275	551
Joyo Bank Ltd/The	5,000	26	Seattle Genetics Inc (b)	5,150	218
JP Morgan Chase & Co (a)	44,659	2,256	Vertex Pharmaceuticals Inc (a),(b)	25,332	1,904

Kasikornbank PCL - NVDR	8,400	41			$13,020

KeyCorp (a)	38,400	448
Krung Thai Bank PCL	135,550	69	Building Materials - 0.65%
M&T Bank Corp	12,180	1,380	Armstrong World Industries Inc (a),(b)	34,965	1,698
Malayan Banking Bhd	14,700	45	Buzzi Unicem SpA	6,914	93
Mitsubishi UFJ Financial Group Inc	197,818	1,153	China Shanshui Cement Group Ltd	31,000	12
Morgan Stanley (a)	16,880	435	HeidelbergCement AG	4,172	289
Nordea Bank AB	9,330	108	Lennox International Inc (a)	17,000	1,167
North Pacific Bank Ltd	7		Louisiana-Pacific Corp (b)	16,398	245
Northern Trust Corp (a)	4,057	223	Masco Corp (a)	30,926	585
Oita Bank Ltd/The	42,000	128	Norbord Inc	16,788	422
PNC Financial Services Group Inc/The (a)	24,105	1,742	Owens Corning Inc (b)	44,212	1,655
Popular Inc (b)	4,480	139	Ply Gem Holdings Inc (b),(c)	2,655	41
PrivateBancorp Inc (a)	10,543	230	Sanwa Holdings Corp	23,000	128
Public Bank Bhd	6,000	31	Sika AG	19	52
Regions Financial Corp (a)	29,400	276	Sumitomo Osaka Cement Co Ltd	18,000	66
Resona Holdings Inc	64,500	306	Vulcan Materials Co (a)	17,791	851

Shinsei Bank Ltd	109,000	213			$7,304

Shizuoka Bank Ltd/The	3,000	32	Chemicals - 1.17%
Skandinaviska Enskilda Banken AB	24,103	247	Airgas Inc (a)	3,852	392
Standard Bank Group Ltd	317	3	Akzo Nobel NV	2,742	161
State Bank of India Ltd	283	13	Albemarle Corp (a)	2,995	187
State Street Corp (a)	7,480	499
			Asahi Kasei Corp	20,000	146
Sumitomo Mitsui Financial Group Inc	29,845	1,311	Ashland Inc (a)	2,867	250
SunTrust Banks Inc (a)	18,597	596
			Braskem SA ADR(b)	3,200	47
Swedbank AB	13,195	298	Brenntag AG	1,352	206
Taiwan Business Bank (b)	707
			Cabot Corp (a)	2,000	80
Taylor Capital Group Inc (b)	194	4
			Celanese Corp (a)	1,000	49
Tochigi Bank Ltd/The	30,000	105	CF Industries Holdings Inc (a)	2,300	438
Tokyo Tomin Bank Ltd/The	8,400	92	China BlueChemical Ltd	44,000	23
Turkiye Is Bankasi	20,676	48	China Petrochemical Development Corp	300
US Bancorp/MN (a)	21,900	791
			Cytec Industries Inc (a)	3,500	262
VTB Bank OJSC	8,008	21	Daicel Corp	12,000	103

See accompanying notes.

56

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Chemicals (continued)			Commercial Services (continued)
Denki Kagaku Kogyo KK	7,000	$25	Iron Mountain Inc (a)	15,717	$405
DIC Corp	54,000	137	ITT Educational Services Inc (b)	42	1
Dow Chemical Co/The (a)	39,445	1,474	Lender Processing Services Inc (a)	18,073	577
Eastman Chemical Co	400	30	Manpowergroup Inc	6,100	396
Fujimi Inc	16,300	207	McGraw Hill Financial Inc (a)	7,174	419
Hitachi Chemical Co Ltd	22,100	363	Monster Worldwide Inc (a),(b)	80,876	364
Huntsman Corp	5,800	102	Moody's Corp	3,810	242
International Flavors & Fragrances Inc	200	16	Platform Acquisition Holdings Ltd - Warrants	16,900	3
JSR Corp	2,700	47	(b),(d)
KCC Corp	34	13	Rent-A-Center Inc/TX	6,100	229
Koninklijke DSM NV	2,393	177	Robert Half International Inc	2,900	102
Lintec Corp	12,400	232	Secom Co Ltd	2,600	148
LyondellBasell Industries NV (a)	14,745	1,034	Securitas AB	2,753	29
Methanex Corp	8,559	398	SEI Investments Co (a),(c)	48,125	1,432
Mitsubishi Chemical Holdings Corp	7,000	33	Service Corp International/US (a)	32,610	590
Mitsubishi Gas Chemical Co Inc	11,000	88	SGS SA	27	61
Mitsui Chemicals Inc	77,000	204	Stewart Enterprises Inc	49,465	647
Monsanto Co	10,701	1,048	TMS International Corp	40	1
Mosaic Co/The (a)	17,070	711	Toppan Printing Co Ltd	10,000	73
Nihon Nohyaku Co Ltd	15,000	165	Total System Services Inc (a)	4,600	127
Nippon Kayaku Co Ltd	8,000	101	Towers Watson & Co (a)	1,600	132
Nippon Shokubai Co Ltd	22,000	223	Verisk Analytics Inc (b)	7,255	451
Nissan Chemical Industries Ltd	2,200	30	Weight Watchers International Inc	514	18
Nitto Denko Corp	2,600	138	Western Union Co/The (a)	50,550	886
OCI Co Ltd	936	132	Zhejiang Expressway Co Ltd	26,000	22

Olin Corp	2,800	65			$18,032

Petronas Chemicals Group Bhd	800	2
PPG Industries Inc (a)	2,030	317	Computers - 1.73%
			Accenture PLC - Class A (a)	4,000	289
Rockwood Holdings Inc (a)	4,308	275
			Apple Inc (a)	985	480
RPM International Inc	2,500	85	Brocade Communications Systems Inc (a),(b)	100,200	741
Sasol Ltd ADR	1,500	70	Cadence Design Systems Inc (b),(c)	115,340	1,554
Sherwin-Williams Co/The (a)	2,800	483
Shin-Etsu Chemical Co Ltd	1,200	72	Chicony Electronics Co Ltd	14,140	33
			Computer Sciences Corp (a)	29,248	1,467
Sinopec Shanghai Petrochemical Co Ltd (b)	154,000	55
			Dell Inc (a)	84,898	1,169
Solvay SA	1,589	221	Diebold Inc (a)	16,817	476
Sumitomo Bakelite Co Ltd	15,000	52	DST Systems Inc (a)	2,700	193
Syngenta AG	594	233
Tokyo Ohka Kogyo Co Ltd	21,578	450	DTS Corp	7,900	110
Tosoh Corp	37,000	131	EMC Corp/MA	54,876	1,415
Tronox Ltd	11,338	242	Ferrotec Corp	17,500	78
Ube Industries Ltd/Japan	3,000	5	Foxconn Technology Co Ltd	368	1
Valspar Corp/The	3,500	218	Fujitsu Ltd	164,000	602
			Fusion-io Inc (b)	10,900	116
Wacker Chemie AG	3,805	373	Hewlett-Packard Co (a)	23,390	522
WR Grace & Co (b)	4,000	321
			IHS Inc (b)	16,474	1,765

Yara International ASA	384	15	Infosys Ltd ADR(a)	2,600	121

		$13,157	Innolux Corp (b)	311,000	155

Coal - 0.08%			International Business Machines Corp (a)	2,467	450
Alpha Natural Resources Inc (a),(b)	49,664	302	Itochu Techno-Solutions Corp	1,100	37
Bumi Resources Tbk PT (b)	109,000	4	Jack Henry & Associates Inc	1,000	50
Consol Energy Inc (a)	14,335	448	Japan Digital Laboratory Co Ltd	14,300	137
Shougang Fushan Resources Group Ltd	298,000	99	Lite-On Technology Corp	15,150	26

		$853	Logitech International SA	27,942	204

			Melco Holdings Inc	12,400	159
Commercial Services - 1.61%			Mobile Create Co Ltd (b)	1,000	28
ADT Corp/The (c)	7,860	313
			NCR Corp (a),(b)	54,504	1,939
Aeon Delight Co Ltd	6,700	118	NET One Systems Co Ltd	48,700	363
Alliance Data Systems Corp (a),(b)	1,205	236
Arbitron Inc (a)	16,048	755	Obic Co Ltd	1,820	533
Automatic Data Processing Inc (a)	8,190	583	Otsuka Corp	2,840	342
			SanDisk Corp	5,894	325
Benesse Holdings Inc	1,000	36	SCSK Corp	29,980	696
Career Education Corp (a),(b)	207,635	544
			Seagate Technology PLC	12,100	464
CCR SA	7,500	54	Synopsys Inc (a),(b)	13,603	493
Cielo SA	96	2	Teradata Corp (b)	15,660	917
Cintas Corp	200	10	Western Digital Corp (a)	13,800	856
Convergys Corp (a)	14,800	261
			Wipro Ltd ADR	5,425	49
Dai Nippon Printing Co Ltd	15,000	145	Zuken Inc	6,800	56

Equifax Inc (a)	6,643	393
Gartner Inc (a),(b)	10,701	620			$19,411

GMO Payment Gateway Inc	3,600	88	Consumer Products - 0.27%
Hertz Global Holdings Inc (b)	271,285	6,519	Avery Dennison Corp	1,300	55

See accompanying notes.

57

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Consumer Products (continued)			Diversified Financial Services (continued)
Central Garden and Pet Co - A Shares (a),(b)	27,690	$173	Mitsubishi UFJ Lease & Finance Co Ltd	61,100	$275
Church & Dwight Co Inc	100	6	NASDAQ OMX Group Inc/The (a)	40,246	1,202
Clorox Co/The (a)	3,772	312	NYSE Euronext (a)	23,011	962
Jarden Corp (a),(b)	23,540	1,011	Pocket Card Co Ltd	6,900	51
Kimberly-Clark Corp	1,800	168	Raymond James Financial Inc (a)	11,253	471
Kimberly-Clark de Mexico SAB de CV	37,100	106	RMB Holdings Ltd	7,545	30
Samsonite International SA	311,910	806	Samsung Card Co Ltd	760	25
Tupperware Brands Corp (a)	4,700	380	SLM Corp (a)	59,255	1,421
Unilever Indonesia Tbk PT	17,500	50	T Rowe Price Group Inc	3,620	254

		$3,067	Visa Inc (a)	1,749	305

			Woori Finance Holdings Co Ltd	3,930	39
Cosmetics & Personal Care - 0.33%			Zenkoku Hosho Co Ltd	4,340	153

Artnature Inc	2,900	62			$14,533

Avon Products Inc (a)	49,391	976
Beiersdorf AG	221	19	Electric - 0.53%
Colgate-Palmolive Co (a)	5,115	296	AES Corp/VA (a)	9,300	118
Coty Inc (b)	57,646	940	Alliant Energy Corp	100	5
Estee Lauder Cos Inc/The	200	13	Ameren Corp	2,000	68
Kao Corp	5,900	172	American Electric Power Co Inc (a)	3,900	167
Natura Cosmeticos SA	2,100	39	Calpine Corp (b),(c)	21,160	409
Pigeon Corp	1,500	69	China Resources Power Holdings Co Ltd	36,000	83
Pola Orbis Holdings Inc	10,213	321	Chubu Electric Power Co Inc	18,000	224
Procter & Gamble Co/The (a)	10,385	809	Cia Energetica de Minas Gerais ADR	3,057	24

		$3,716	Cia Paranaense de Energia ADR	800	10

			Cleco Corp	400	18
Distribution & Wholesale - 0.48%			Consolidated Edison Inc	2,200	124
Arrow Electronics Inc (b)	4,400	204
			DTE Energy Co (a)	5,000	334
Doshisha Co Ltd	9,400	128	E. ON SE	11,444	181
Genuine Parts Co (a)	2,200	169
			Edison International (a)	6,100	280
Hanwha Corp	540	16	Endesa SA (b)	4,308	100
HD Supply Holdings Inc (b)	64,512	1,467
			Enel SpA	175,855	580
Hitachi High-Technologies Corp	24,775	497	Enersis SA ADR	2,400	38
Ingram Micro Inc (a),(b)	22,200	491
			Entergy Corp	1,300	82
ITOCHU Corp	2,000	22	Fortum OYJ	2,479	49
LKQ Corp (a),(b)	34,026	995
			Iberdrola SA	33,515	178
Marubeni Corp	4,000	29	IDACORP Inc	200	10
Mitsubishi Corp ADR	3,979	149	Integrys Energy Group Inc	300	17
Mitsui & Co Ltd	2,100	29	Kansai Electric Power Co Inc/The	11,500	128
Mitsui & Co Ltd ADR	501	139	NextEra Energy Inc (a)	2,704	217
Owens & Minor Inc	500	17	NRG Energy Inc	23,731	623
Sojitz Corp	14,500	26	NV Energy Inc	20,848	489
Sumitomo Corp	7,400	93	OGE Energy Corp (a)	5,200	183
Tomoe Engineering Co Ltd	4,900	70	Okinawa Electric Power Co Inc/The	11
Toyota Tsusho Corp	4,100	94	PG&E Corp	2,200	91
WESCO International Inc (b)	10,179	751

			PGE SA	14,929	79
		$5,386	Pinnacle West Capital Corp	2,000	109

Diversified Financial Services - 1.30%			PNM Resources Inc	1,700	37
Affiliated Managers Group Inc (a),(b)	3,115	543	Portland General Electric Co (a)	4,000	115
American Express Co (a)	11,713	842	PPL Corp (a)	8,838	271
Ameriprise Financial Inc	2,635	227	Public Service Enterprise Group Inc	100	3
BlackRock Inc	6,609	1,720	Tauron Polska Energia SA	20,588	27
BM&FBovespa SA	1,200	6	TECO Energy Inc (a)	13,188	218
BS Financial Group Inc	630	8	Tenaga Nasional BHD	42,800	114
CME Group Inc/IL (a)	7,016	499	Wisconsin Energy Corp	2,300	94
COSCO Pacific Ltd	24,000	35	Xcel Energy Inc (a)	3,000	84

DGB Financial Group Inc	1,110	16			$5,981

Discover Financial Services (a)	20,249	957
E*Trade Financial Corp (a),(b)	63,819	896	Electrical Components & Equipment - 0.34%
			Belden Inc (a)	6,743	383
Franklin Resources Inc	5,140	237	Brother Industries Ltd	700	7
Fubon Financial Holding Co Ltd	26,248	36	Casio Computer Co Ltd	9,900	84
Hana Financial Group Inc	7		Delta Electronics Inc	10,000	45
IBJ Leasing Co Ltd	1,100	25	Emerson Electric Co (a)	9,687	585
Ichiyoshi Securities Co Ltd	5,800	70	Energizer Holdings Inc (a)	600	59
IntercontinentalExchange Inc (b)	5,712	1,027
Invesco Ltd (a)	23,947	727	Fujikura Ltd	53,000	179
			Funai Electric Co Ltd	17,200	172
Investec Ltd	5,004	32	General Cable Corp (a)	10,418	318
Investment Technology Group Inc (a),(b)	15,258	259
			Hitachi Ltd	23,000	138
Jaccs Co Ltd	16,000	69	Hubbell Inc (a)	1,000	101
Legg Mason Inc (a)	11,325	368
			Leoni AG	4,417	242
LPL Financial Holdings Inc	20,076	738	LG Electronics Inc	453	29
Mirae Asset Securities Co Ltd	280	8

See accompanying notes.

58

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Electrical Components & Equipment (continued)			Engineering & Construction (continued)
Mabuchi Motor Co Ltd	600	$30	Jacobs Engineering Group Inc (b)	13,084	$762
Molex Inc (a)	22,311	647	JGC Corp	15,000	511
Prysmian SpA	7,471	166	Kajima Corp	71,000	252
Ushio Inc	21,800	243	Kandenko Co Ltd	18,118	94
Vestas Wind Systems A/S (b)	19,865	372	KBR Inc (a)	10,500	314

		$3,800	Koninklijke Boskalis Westminster NV	714	28

			McDermott International Inc (a),(b)	83,211	624
Electronics - 1.34%			Multiplan Empreendimentos Imobiliarios SA	200	4
Agilent Technologies Inc (a)	18,583	866
			NCC AB	8,143	213
Alps Electric Co Ltd	4,700	34	Obayashi Corp	30,000	170
Anritsu Corp	10,600	129	Obrascon Huarte Lain SA	1,816	62
AU Optronics Corp (b)	247,000	96
			Royal Imtech NV (b)	3,439	8
Avnet Inc (a)	8,800	339
			Shimizu Corp	4,000	18
Azbil Corp	5,100	109	Skanska AB	3,846	69
Dai-ichi Seiko Co Ltd	13,400	148	Taisei Corp	115,000	469
Dainippon Screen Manufacturing Co Ltd	56,000	263	TAV Havalimanlari Holding AS	8,174	44
Flextronics International Ltd (a),(b)	73,100	656
			Tecnicas Reunidas SA	1,715	75
Futaba Corp/Chiba	35,500	408	URS Corp	2,900	144
Hamamatsu Photonics KK	1,000	32	Yumeshin Holdings Co Ltd	20,500	109

Hirose Electric Co Ltd	400	52			$6,485

Hon Hai Precision Industry Co Ltd	32,000	86
Honeywell International Inc (a)	1,600	127	Entertainment - 0.19%
Hosiden Corp	30,600	162	Avex Group Holdings Inc	3,000	84
Hoya Corp	5,400	115	Cinemark Holdings Inc	2,500	74
Itron Inc (b)	3,200	120	DreamWorks Animation SKG Inc (a),(b)	8,545	242
Jabil Circuit Inc (a)	28,400	648	Gtech Spa	140	4
Keyence Corp	200	66	International Game Technology	2,300	43
Kinsus Interconnect Technology Corp	5,000	18	Penn National Gaming Inc (b)	8,995	473
Koninklijke Philips NV	17,807	551	Regal Entertainment Group	5,600	100
Kyocera Corp	6,577	670	Sankyo Co Ltd	1,700	79
LG Display Co Ltd ADR(a)	6,800	88	Scientific Games Corp (a),(b)	41,010	586
Minebea Co Ltd	59,000	253	SHFL Entertainment Inc (b)	20,987	478

Mitsumi Electric Co Ltd	23,500	170			$2,163

Omron Corp	6,700	209
PerkinElmer Inc (a)	1,500	54	Environmental Control - 0.18%
			Clean Harbors Inc (b)	7,446	423
Rexel SA	23,324	537
Sodick Co Ltd	15,200	66	Kurita Water Industries Ltd	1,200	24
			Republic Services Inc (a)	16,547	538
TE Connectivity Ltd (a)	13,200	647
			Stericycle Inc (a),(b)	2,283	257
Tech Data Corp (a),(b)	11,296	556
Thermo Fisher Scientific Inc (a)	7,430	660	Waste Connections Inc	11,070	469
			Waste Management Inc (a)	6,186	250

Tokyo Seimitsu Co Ltd	10,500	196
TTM Technologies Inc (a),(b)	34,334	328			$1,961

Tyco International Ltd (a)	156,114	5,159	Food - 1.49%
Vishay Intertechnology Inc (a),(b)	22,337	273	Ajinomoto Co Inc	9,000	115
Waters Corp (b)	100	10	Aryzta AG (b)	559	36
Yaskawa Electric Corp	5,300	62	Bidvest Group Ltd	579	14
Yokogawa Electric Corp	7,100	89	Campbell Soup Co (a)	15,329	662

		$15,052	China Mengniu Dairy Co Ltd	46,000	194

Energy - Alternate Sources - 0.03%			Chr Hansen Holding A/S	113	4
China Longyuan Power Group Corp	22,000	23	Cia Brasileira de Distribuicao Grupo Pao de	4,100	168
Enel Green Power SpA	15,501	33	Acucar ADR
			ConAgra Foods Inc (a)	61,093	2,066
GCL-Poly Energy Holdings Ltd (b)	1,060,165	278

			Dean Foods Co (a),(b)	13,678	262
		$334	Distribuidora Internacional de Alimentacion	18,318	145

Engineering & Construction - 0.58%			SA
ABB Ltd (b)	2,986	64	Grupo Bimbo SAB de CV	5,919	17
ACS Actividades de Construccion y Servicios	1,022	29	Harris Teeter Supermarkets Inc	10,430	513
SA			Hershey Co/The	1,000	92
AECOM Technology Corp (a),(b)	33,510	976	Hillshire Brands Co (a)	17,180	555
Bilfinger SE	3,709	342	Hormel Foods Corp (a)	2,800	116
China Railway Construction Corp Ltd	4,000	4	Indofood Sukses Makmur Tbk PT	153,500	91
China Railway Group Ltd	173,000	88	Ingredion Inc (a)	5,500	346
Chiyoda Corp	16,000	182	JBS SA	21,407	65
COMSYS Holdings Corp	19,496	241	JM Smucker Co/The (a)	1,900	202
Daelim Industrial Co Ltd	619	48	Kellogg Co (a)	15,489	940
EMCOR Group Inc	5,400	203	Koninklijke Ahold NV	15,616	249
Enka Insaat ve Sanayi AS	7,969	19	Kraft Foods Group Inc (a)	16,345	846
Ferrovial SA	12,571	208	Kroger Co/The	4,400	161
Fomento de Construcciones y Contratas SA (b)	1,825	32	Magnit OJSC	456	25
Foster Wheeler AG (b)	200	5	Mondelez International Inc (a)	135,625	4,160
Hochtief AG	1,040	74	Nippon Meat Packers Inc	7,000	98

See accompanying notes.

59

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Food (continued)			Healthcare - Products (continued)
Nisshin Seifun Group Inc	6,000	$67	St Jude Medical Inc	500	$25
Nutreco NV	6,440	303	STERIS Corp	600	25
Safeway Inc	2,700	70	Teleflex Inc	600	46
Sanderson Farms Inc	1,489	98	Thoratec Corp (b)	4,800	172
Seven & I Holdings Co Ltd	10,100	346	Zimmer Holdings Inc	1,300	103

Smithfield Foods Inc (a),(b)	34,783	1,166			$10,107

Suedzucker AG	3,997	129
Sysco Corp (a)	19,863	636	Healthcare - Services - 0.91%
Toyo Suisan Kaisha Ltd	15,800	474	Aetna Inc	3,300	209
			Amedisys Inc (a),(b)	14,355	234
Tyson Foods Inc (a)	12,890	374
			Brookdale Senior Living Inc (b)	8,815	221
Unilever NV - NY shares	14,243	536	Cigna Corp (a)	12,313	969
Uni-President Enterprises Corp	93,004	169
UNY Group Holdings Co Ltd	8,300	53	CML HealthCare Inc	37,323	379
			Community Health Systems Inc (a)	7,021	276
Whole Foods Market Inc	2,200	116	Covance Inc (b)	1,200	97

Yamazaki Baking Co Ltd	2,000	21	DaVita HealthCare Partners Inc (a),(b)	11,181	1,202

		$16,700	Health Management Associates Inc (b)	46,362	596

Food Service - 0.03%			Health Net Inc/CA (b)	6,400	193
Compass Group PLC	22,740	302	Humana Inc (a)	3,600	331
			Kindred Healthcare Inc (a)	17,317	255
			Laboratory Corp of America Holdings (a),(b)	15,775	1,510
Forest Products & Paper - 0.22%			Magellan Health Services Inc (b)	1,100	62
Fibria Celulose SA ADR (b)	2,500	28
International Paper Co (a)	31,314	1,479	Message Co Ltd	36	96
			Miraca Holdings Inc	3,300	147
KapStone Paper and Packaging Corp	5,150	216	Quest Diagnostics Inc (a)	16,080	943
MeadWestvaco Corp (a)	3,200	115
			Rhoen Klinikum AG	9,597	223
Stora Enso OYJ	8,011	62	Tenet Healthcare Corp (a),(b)	27,250	1,064
Svenska Cellulosa AB	21,325	520	Tsukui Corp	7,500	84

UPM-Kymmene OYJ	5,063	61	Universal Health Services Inc	5,600	379

		$2,481	Vanguard Health Systems Inc (b)	17,497	367

Gas - 0.33%			WellPoint Inc (a)	4,769	406

Atmos Energy Corp	500	20			$10,243

CenterPoint Energy Inc (a)	15,218	349
China Gas Holdings Ltd	64,000	66	Holding Companies - Diversified - 0.06%
Enagas SA	11,976	272	Alfa SAB de CV	72,100	179
Gas Natural SDG SA	14,427	282	GEA Group AG	4,162	168
NiSource Inc (a)	7,702	225	Imperial Holdings Ltd	3,526	71
			Leucadia National Corp	100	3
Osaka Gas Co Ltd	54,000	217	Platform Acquisition Holdings Ltd (b)	16,900	178
Perusahaan Gas Negara Persero Tbk PT	77,000	38	Silver Eagle Acquisition Corp (b)	7,100	71

Shizuoka Gas Co Ltd	11,600	77
Tokyo Gas Co Ltd	55,000	285			$670

UGI Corp (a)	44,909	1,761	Home Builders - 0.53%
Vectren Corp (a)	1,400	46	DR Horton Inc (a)	28,440	508

		$3,638	Hajime Construction Co Ltd	1,650	94

			KB Home	40,652	652
Hand & Machine Tools - 0.16%			Lennar Corp	28,239	898
Fuji Electric Co Ltd	63,000	231	M/I Homes Inc (b)	15,710	294
Konecranes OYJ	91	3	NVR Inc (b)	1,207	1,033
Regal-Beloit Corp	800	51	Pulte Group Inc (a)	86,510	1,331
Snap-on Inc	1,100	103
Stanley Black & Decker Inc (a)	15,801	1,347	Sekisui Chemical Co Ltd	21,000	192
			Taylor Morrison Home Corp (b)	13,016	268

THK Co Ltd	5,700	110	Toll Brothers Inc (b)	20,301	622

		$1,845	West Holdings Corp	5,000	69

Healthcare - Products - 0.90%					$5,961

Asahi Intecc Co Ltd	2,600	153
Becton Dickinson and Co (a)	2,085	203	Home Furnishings - 0.30%
Boston Scientific Corp (a),(b)	197,814	2,093	Alpine Electronics Inc	18,300	178
CareFusion Corp (b)	7,500	269	Arcelik AS	2,735	14
			Electrolux AB	9,859	261
Coloplast A/S	2,415	131	Harman International Industries Inc (a)	6,517	417
Cooper Cos Inc/The (a)	2,000	261
Covidien PLC (a)	6,521	387	Hoshizaki Electric Co Ltd	2,700	89
CR Bard Inc (a)	2,579	296	Matsushita Electric Industrial Co Ltd	20,300	183
DENTSPLY International Inc (a)	9,816	412	Sony Corp ADR	49,819	994
			Tempur Sealy International Inc (a),(b)	13,186	508
Getinge AB	1,660	57	VOXX International Corp (a),(b)	12,935	157
Henry Schein Inc (b)	300	30
			Whirlpool Corp (a)	4,300	553

Hill-Rom Holdings Inc (a)	5,600	191
Hologic Inc (a),(b)	159,781	3,410			$3,354

Intuitive Surgical Inc (a),(b)	550	213	Housewares - 0.14%
Medtronic Inc (a)	26,915	1,393	Newell Rubbermaid Inc (a)	61,541	1,557
Patterson Cos Inc	500	20
ResMed Inc	4,600	217
See accompanying notes.			60

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Insurance - 2.11%			Internet (continued)
ACE Ltd (a)	9,139	$ 801	Kakaku. com Inc	4,600	$84
ACE Ltd	2,300	202	LinkedIn Corp (b),(c)	8,690	2,086
Aegon NV	61,464	438	M3 Inc	29	76
Aflac Inc (a)	15,528	897	Matsui Securities Co Ltd	7,500	63
Alleghany Corp (b),(c)	1,350	523	Mixi Inc	11,800	141
Allied World Assurance Co Holdings AG	786	72	Monitise PLC (b)	589,355	422
Allstate Corp/The (a)	14,276	684	NAVER Corp	157	63
American Financial Group Inc/OH (a)	5,900	304	Netflix Inc (a),(b)	3,350	951
American International Group Inc	69,667	3,237	Next Co Ltd	4,200	67
Aon PLC (a)	24,842	1,649	NHN Entertainment Corp (b)	72	7
Arthur J Gallagher & Co (a)	12,314	509	Pandora Media Inc (b)	12,718	234
Assurant Inc (a)	8,700	461	priceline.com Inc (b)	2,569	2,411
Axis Capital Holdings Ltd	6,200	267	Proto Corp	7,300	93
Baloise Holding AG	55	6	Rakuten Inc	8,924	109
Berkshire Hathaway Inc - Class B (a),(b)	10,597	1,179	Sohu.com Inc (b)	4,443	277
Brown & Brown Inc (a)	10,156	317	Sourcefire Inc (b)	9,172	692
Chubb Corp/The	100	8	Start Today Co Ltd	5,500	123
Delta Lloyd NV	17,592	336	Symantec Corp (a)	85,718	2,195
Dongbu Insurance Co Ltd	1,160	49	Tencent Holdings Ltd	1,500	70
Everest Re Group Ltd (a)	1,200	164	TIBCO Software Inc (b)	100	2
Fidelity National Financial Inc (a)	44,006	1,044	TripAdvisor Inc (b)	18,297	1,353
Genworth Financial Inc (a),(b)	20,377	240	Web.com Group Inc (b)	19,050	538
Hanover Insurance Group Inc/The (a)	2,588	138	Yahoo! Inc (a),(b)	178,990	4,855
Hanwha Life Insurance Co Ltd	11,820	69	Zynga Inc (b)	70,996	201

Hartford Financial Services Group Inc	1,400	41			$24,378

HCC Insurance Holdings Inc (a)	14,937	630
Liberty Holdings Ltd	6,434	72	Investment Companies - 0.00%
			Ares Capital Corp (a)	1,520	27
Loews Corp (a)	16,036	713
Markel Corp (b)	2,451	1,252
Marsh & McLennan Cos Inc (a)	37,044	1,527	Iron & Steel - 0.27%
Meadowbrook Insurance Group Inc (a)	36,619	219	Acerinox SA	1,232	13
Mediolanum SpA	9,379	65	AK Steel Holding Corp (b)	28,700	96
MetLife Inc	12,059	557	APERAM	3,327	45
MS&AD Insurance Group Holdings	100	3	Carpenter Technology Corp	1,300	70
Muenchener Rueckversicherungs AG	397	72	Chubu Steel Plate Co Ltd	18,200	71
Porto Seguro SA	9,800	106	Commercial Metals Co (a)	15,700	234
Powszechny Zaklad Ubezpieczen SA	1,041	141	Daido Steel Co Ltd	1,000	5
ProAssurance Corp	2,500	118	Eregli Demir ve Celik Fabrikalari TAS	32,782	35
Progressive Corp/The (a)	21,481	539	Feng Hsin Iron & Steel Co	3,000	5
Protective Life Corp (a)	9,500	397	Hitachi Metals Ltd	51,596	615
Prudential Financial Inc	500	37	Nucor Corp (a)	8,913	405
Reinsurance Group of America Inc (a)	5,300	344	Reliance Steel & Aluminum Co (a)	8,700	580
RenaissanceRe Holdings Ltd	300	26	Schnitzer Steel Industries Inc	600	15
Sampo	548	23	Steel Dynamics Inc (a)	26,400	403
Sanlam Ltd	8,786	39	ThyssenKrupp AG (b)	3,059	64
Sony Financial Holdings Inc	900	15	Tokyo Steel Manufacturing Co Ltd	34,600	168
Swiss Life Holding AG (b)	1,666	312	United States Steel Corp	5,952	107
Swiss Re AG	1,012	78	Yamato Kogyo Co Ltd	3,900	127

T&D Holdings Inc	67,273	810			$3,058

Tokio Marine Holdings Inc	13,375	409
Torchmark Corp (a)	6,357	438	Leisure Products & Services - 0.19%
Travelers Cos Inc/The	800	64	Harley-Davidson Inc	13,620	817
Unum Group	7,900	233	Polaris Industries Inc	2,100	229
Validus Holdings Ltd	1,855	64	Roland Corp	10,700	96
WR Berkley Corp (a)	5,426	223	Sega Sammy Holdings Inc	5,500	131
XL Group PLC (a)	16,423	485	TUI AG (b)	7,771	90

			WMS Industries Inc (b)	25,559	657
		$ 23,646

			Yamaha Corp	9,000	113

Internet - 2.18%					$2,133

Amazon. com Inc (b)	1,100	309
Bit-isle Inc	5,300	49	Lodging - 0.22%
Digital Garage Inc	19	97	Marriott International Inc/DE (a)	13,228	529
eBay Inc (b)	12,191	609	MGM Resorts International (b)	5,500	97
en-japan Inc	45	73	Starwood Hotels & Resorts Worldwide Inc	700	45
Equinix Inc (a),(b)	17,083	2,968	Whitbread PLC	5,420	259
Expedia Inc (a)	24,442	1,143	Wyndham Worldwide Corp (a),(c)	22,577	1,340

Facebook Inc (b)	8,890	367	Wynn Resorts Ltd (a)	1,747	247

Groupon Inc (b)	59,822	608			$2,517

IAC/InterActiveCorp (a)	15,906	780
			Machinery - Construction & Mining - 0.10%
Infomart Corp	4,100	92	Joy Global Inc (a)	16,853	828
Internet Initiative Japan Inc	5,900	170	Komatsu Ltd ADR	10,395	227

See accompanying notes.

61

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Machinery - Construction & Mining (continued)			Metal Fabrication & Hardware (continued)
Mitsubishi Electric Corp	9,000	$89	NSK Ltd	8,000	$74

		$1,144	Timken Co (a)	8,900	499

			Valmont Industries Inc	400	54
Machinery - Diversified - 0.50%			Worthington Industries Inc	2,800	93

AGCO Corp (a)	3,100	175
Amada Co Ltd	25,000	184			$1,413

Applied Industrial Technologies Inc (a)	600	29	Mining - 0.29%
Cummins Inc	1,200	148	African Rainbow Minerals Ltd	1,145	21
Daifuku Co Ltd	5,500	51	Allied Nevada Gold Corp (b),(c)	50,255	233
Deere & Co (a)	3,832	320	AuRico Gold Inc	72,840	312
Denyo Co Ltd	9,500	106	Barrick Gold Corp	14,263	274
Eagle Industry Co Ltd	5,000	71	Boliden AB	13,841	202
Ebara Corp	52,000	275	Century Aluminum Co (a),(b)	33,911	265
Fuji Machine Manufacturing Co Ltd	20,500	186	Cia de Minas Buenaventura SAA ADR	700	9
Hisaka Works Ltd	11,000	97	Continental Gold Ltd (b)	73,113	323
IDEX Corp	6,400	380	Dowa Holdings Co Ltd	9,000	80
Intermec Inc (a),(b)	49,571	489	Goldcorp Inc	2,126	63
Kone OYJ	1,207	98	Grupo Mexico SAB de CV	12,400	35
Makino Milling Machine Co Ltd	71,000	401	Jiangxi Copper Co Ltd	12,000	23
Metso OYJ	4,491	172	Korea Zinc Co Ltd	137	39
Mitsubishi Heavy Industries Ltd	74,000	404	Mitsubishi Materials Corp	2,000	8
Nordson Corp (a)	5,945	397	Mitsui Mining & Smelting Co Ltd	49,000	114
OC Oerlikon Corp AG (b)	24,740	307	New Gold Inc (b)	38,400	259
Okuma Holdings Inc	9,000	67	New Gold Inc (b)	22,018	148
Rheinmetall AG	2,357	116	Newmont Mining Corp	1,763	56
Rockwell Automation Inc	400	39	Pacific Metals Co Ltd	9,000	31
Roper Industries Inc (a)	2,194	271	Southern Copper Corp	300	8
Sumitomo Heavy Industries Ltd	24,000	108	Sumitomo Metal Mining Co Ltd	16,000	214
Tsubakimoto Chain Co	9,000	60	Umicore SA	521	24
Wabtec Corp/DE (a)	5,936	347	Uranium One Inc (b)	171,539	451

Xylem Inc/NY (a)	5,850	145			$3,192

Zuiko Corp	1,680	105

		$5,548	Miscellaneous Manufacturing - 1.63%

			3M Co (a)	10,305	1,171
Media - 3.18%			AO Smith Corp (a)	4,500	189
Belo Corp	1,261	18	Barnes Group Inc (c)	19,459	609
Cablevision Systems Corp (a)	82,558	1,464	Carlisle Cos Inc (a)	2,400	160
CBS Corp (a)	3,300	169	CLARCOR Inc	100	5
Charter Communications Inc (b)	2,720	330	Crane Co (a)	4,100	235
Comcast Corp - Class A (a)	102,682	4,321	Danaher Corp (a)	4,118	270
DIRECTV (a),(b)	38,226	2,224	Dover Corp	500	43
Discovery Communications Inc - A Shares	4,504	349	Eaton Corp PLC (a)	65,812	4,167
(a),(b)			FUJIFILM Holdings Corp	20,484	445
DISH Network Corp (a)	90,890	4,087	General Electric Co (a)	64,539	1,493
FactSet Research Systems Inc	3,100	317	Harsco Corp	9,700	228
Fuji Media Holdings Inc	386	710	Illinois Tool Works Inc (a)	7,279	520
Gannett Co Inc (a)	39,766	958	Ingersoll-Rand PLC (a)	71,744	4,243
Grupo Televisa SAB ADR	600	15	ITT Corp (a)	20,966	688
Kabel Deutschland Holding AG	3,886	441	Konica Minolta Inc	36,500	299
Liberty Global PLC - A Shares (b)	12,592	978	Nikkiso Co Ltd	9,000	98
Liberty Global PLC - C Shares (b)	11,335	833	Orkla ASA	8,621	62
Liberty Media Corp (b)	12,752	1,740	Pall Corp (a)	6,340	438
Naspers Ltd	1,159	95	Parker Hannifin Corp (a)	3,275	327
Nielsen Holdings NV (a)	53,910	1,860	Pentair Ltd (a)	9,020	542
Nippon Television Holdings Inc	8,800	154	Polypore International Inc (b)	5,682	243
ProSiebenSat.1 Media AG	15,880	673	Shin-Etsu Polymer Co Ltd	31,000	104
Reed Elsevier NV	164,734	2,974	Siemens AG ADR	1,245	132
Sirius XM Radio Inc	636,938	2,280	SPX Corp (a)	1,600	119
Time Warner Cable Inc (a)	55,329	5,940	Sulzer AG	1,430	208
Time Warner Inc (a)	17,333	1,050	Tamron Co Ltd	1,600	31
Twenty-First Century Fox Inc (a)	18,900	592	Tenma Corp	10,700	136
Viacom Inc (a)	10,586	842	Textron Inc (a)	23,305	628
Walt Disney Co/The	1,300	79	Tokai Rubber Industries Ltd	21,500	182
Washington Post Co/The	200	113	Trelleborg AB	7,972	135

		$35,606	Wartsila OYJ Abp	2,499	116

Metal Fabrication & Hardware - 0.13%					$18,266

Aurubis AG	6,990	403	Office & Business Equipment - 0.16%
Hyosung Corp	1,188	76	Canon Inc ADR	1,933	58
Hyundai Hysco Co Ltd	1,810	71	Canon Inc	12,600	377
Kloeckner & Co SE (b)	2,711	35	Seiko Epson Corp	3,200	45
Maruichi Steel Tube Ltd	4,700	108

See accompanying notes.

62

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Office & Business Equipment (continued)			Oil & Gas (continued)
Xerox Corp (a)	131,699	$1,314	Whiting Petroleum Corp (b)	3,900	$197

		$1,794			$32,981

Oil & Gas - 2.94%			Oil & Gas Services - 0.45%
Anadarko Petroleum Corp (a),(c)	18,526	1,694	China Oilfield Services Ltd	16,000	41
Baytex Energy Corp	900	36	Dresser-Rand Group Inc (a),(b)	17,368	1,058
BG Group PLC	73,244	1,394	Halliburton Co (c)	37,628	1,806
BP PLC ADR	19,103	789	Helix Energy Solutions Group Inc (a),(b)	10,400	260
Cabot Oil & Gas Corp (a)	23,394	916	Oceaneering International Inc (a)	4,600	357
Chesapeake Energy Corp	5,980	154	Oil States International Inc (b)	200	18
Chevron Corp (a),(c)	17,519	2,110	Petroleum Geo-Services ASA	8,261	106
China Petroleum & Chemical Corp ADR	910	65	RPC Inc	1,750	25
Cimarex Energy Co	700	59	SEACOR Holdings Inc (a)	2,484	206
CNOOC Ltd ADR	600	120	Superior Energy Services Inc (a),(b)	37,346	917
Cobalt International Energy Inc (b)	94,785	2,313	TGS Nopec Geophysical Co ASA	264	8
ConocoPhillips (a)	10,410	690	Trican Well Service Ltd	16,550	233

Devon Energy Corp (a)	200	11			$5,035

Diamond Offshore Drilling Inc (a)	3,745	240
Energy XXI Bermuda Ltd	3,000	80	Packaging & Containers - 0.64%
			Ball Corp (a)	22,969	1,020
Eni SpA	7,591	173	Bemis Co Inc (a)	6,452	257
EOG Resources Inc	800	126	Crown Holdings Inc (a),(b)	6,100	265
Exxon Mobil Corp (a)	32,485	2,831
			Graphic Packaging Holding Co (b)	35,400	294
Gazprom OAO ADR	11,630	91	Owens-Illinois Inc (a),(b)	45,957	1,304
Grupa Lotos SA (b)	5,230	62
Hess Corp (a)	36,382	2,723	Packaging Corp of America	11,230	595
HollyFrontier Corp (a)	4,418	197	Rengo Co Ltd	3,000	15
Idemitsu Kosan Co Ltd	600	50	Rock Tenn Co	14,684	1,632
			Sealed Air Corp (a)	29,494	838
Inpex Corp	111	501	Silgan Holdings Inc (c)	6,340	299
InterOil Corp (b)	500	34
			Sonoco Products Co (a)	11,815	440
Japan Petroleum Exploration Co	8,600	382

JX Holdings Inc	87,101	458	Toyo Seikan Group Holdings Ltd	11,000	185

Karoon Gas Australia Ltd (b)	143,521	681			$7,144

Lukoil OAO ADR	1,755	102	Pharmaceuticals - 3.93%
Marathon Oil Corp (a)	32,060	1,104	Abbott Laboratories (a)	28,608	954
Marathon Petroleum Corp (a)	7,504	544	Actavis Inc (b)	35,997	4,866
Murphy Oil Corp (a)	2,500	169	Algeta ASA (b)	3,046	128
Nabors Industries Ltd	6,431	99	Allergan Inc/United States (a)	10,410	920
Neste Oil OYJ	1,648	30	AmerisourceBergen Corp (a)	7,670	436
Newfield Exploration Co (b)	1,900	45	Astellas Pharma Inc	5,200	265
Noble Energy Inc	2,400	147	AstraZeneca PLC	18,450	908
Occidental Petroleum Corp (c)	11,150	984	Bayer AG ADR	2,000	222
Patterson-UTI Energy Inc (a)	9,500	186	Bayer AG	2,836	315
Penn Virginia Corp (a),(b)	41,227	198	Bristol-Myers Squibb Co (a)	48,612	2,027
Petroleo Brasileiro SA ADR	8,800	125	Cardinal Health Inc (a)	43,365	2,181
Phillips 66 (a)	5,747	328	Catamaran Corp (b)	18,650	1,024
Pioneer Natural Resources Co	18,455	3,229	Chugai Pharmaceutical Co Ltd	10,800	221
Platino Energy Corp (b)	2,384	2	Daiichi Sankyo Co Ltd	34,500	590
Quicksilver Resources Inc (b)	25,100	42	Dr Reddy's Laboratories Ltd ADR	500	17
Range Resources Corp (a)	3,773	283	Eisai Co Ltd	7,700	313
Reliance Industries Ltd (f)	1,570	39	Elan Corp PLC ADR (b)	472,215	7,196
Repsol SA	1,996	46	Eli Lilly & Co	14,344	737
Rosneft OAO	5,840	43	Endo Health Solutions Inc (a),(b)	287	12
Royal Dutch Shell PLC ADR	4,844	313	Express Scripts Holding Co (a),(b)	14,753	942
Royal Dutch Shell PLC - A Shares	48,431	1,567	Forest Laboratories Inc (a),(b)	12,976	552
Royal Dutch Shell PLC - B shares ADR	4,385	294	Galenica AG	18	14
SK Holdings Co Ltd	535	90	GlaxoSmithKline PLC ADR	2,267	115
SM Energy Co	800	55	Grifols SA ADR (c)	7,200	218
Southwestern Energy Co (a),(b)	20,004	764	Hi-Tech Pharmacal Co Inc	11,031	476
Statoil ASA	6,509	143	Johnson & Johnson (a)	26,526	2,293
Statoil ASA ADR	5,983	131	Kaken Pharmaceutical Co Ltd	64	1
Suncor Energy Inc	17,465	592	Kalbe Farma Tbk PT	171,000	21
Surgutneftegas OAO ADR	2,707	21	Kyowa Hakko Kirin Co Ltd	6,000	60
Swift Energy Co (b)	400	4	McKesson Corp (a)	7,253	880
Tatneft OAO ADR	1,090	41	Meda AB	6,174	68
Tesoro Corp	9,980	460	Merck & Co Inc (a)	59,965	2,836
Thai Oil PCL	5,000	8	Merck KGaA	2,951	448
Total SA ADR	7,112	393	Mitsubishi Tanabe Pharma Corp	3,800	52
Transocean Ltd	4,600	208	Mylan Inc/PA (a),(b)	51,186	1,809
Unit Corp (a),(b)	4,400	203	Nippon Shinyaku Co Ltd	8,000	132
Valero Energy Corp (a)	21,742	772	Novartis AG	3,411	248
			Novo Nordisk A/S	1,226	205

See accompanying notes.

63

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Pharmaceuticals (continued)			REITS (continued)
Omnicare Inc	3,000	$163	Weyerhaeuser Co (a)	69,902	$1,914

Ono Pharmaceutical Co Ltd	3,400	204			$6,654

Onyx Pharmaceuticals Inc (b)	3,746	463
Otsuka Holdings Co Ltd	5,100	158	Retail - 3.55%
Pfizer Inc (a)	49,239	1,389	Abercrombie & Fitch Co	4,851	171
PharMerica Corp (a),(b)	27,470	338	Adastria Holdings Co Ltd	2,210	104
			Advance Auto Parts Inc (a),(c)	15,245	1,221
Roche Holding AG	10,358	2,582	Aeropostale Inc (a),(b)	100	1
Sanofi ADR	4,739	226	American Eagle Outfitters Inc (a)	37,614	544
Santen Pharmaceutical Co Ltd	900	42
Shionogi & Co Ltd	49,406	959	Anta Sports Products Ltd	37,000	48
			AutoNation Inc (a),(b)	13,760	643
Suzuken Co Ltd/Aichi Japan	11,400	350	AutoZone Inc (a),(b)	2,916	1,225
TESARO Inc (b)	4,050	140
Teva Pharmaceutical Industries Ltd ADR	26,640	1,018	Best Buy Co Inc	34,043	1,225
			Big Lots Inc (b)	5,400	191
TherapeuticsMD Inc (b),(d),(e),(g)	15,388	32
			Bloomin' Brands Inc (b)	55,970	1,259
TherapeuticsMD Inc (b),(d)	82,831	172
			Brinker International Inc (a)	2,374	95
UCB SA	1,370	80
Warner Chilcott PLC	47,264	1,014	Buckle Inc/The	1,400	73

		$44,032	Burger King Worldwide Inc	45,375	888

			CarMax Inc (b)	2,540	121
Pipelines - 0.28%			Casey's General Stores Inc (a)	4,742	313
Kinder Morgan Inc/DE (a)	13,288	504	Cawachi Ltd	6,800	125
ONEOK Inc (a)	5,405	278	Chico's FAS Inc	13,000	203
Spectra Energy Corp (a)	71,776	2,377	Citizen Holdings Co Ltd	12,200	78

		$3,159	Copart Inc (b)	100	3

			Costco Wholesale Corp (a)	700	78
Private Equity - 0.06%			CP ALL PCL	66,100	67
American Capital Ltd (a),(b)	51,157	638
			CVS Caremark Corp	13,910	807
			Darden Restaurants Inc (a)	12,688	586
Publicly Traded Investment Fund - 0.10%			Dick's Sporting Goods Inc	19,246	893
BlackRock Global Opportunities Equity Trust	85,690	1,146	Dillard's Inc (a)	5,600	427
			Dollar General Corp (a),(b)	14,924	805
			Dollar Tree Inc (b)	3,778	199
Real Estate - 0.77%			Domino's Pizza Inc (a)	5,100	313
Aeon Mall Co Ltd	19,760	514	Don Quijote Co Ltd	9,015	467
Alexander & Baldwin Inc (a),(b)	6,354	228
			Doutor Nichires Holdings Co Ltd	7,200	112
BR Malls Participacoes SA	2,100	16	Dunkin' Brands Group Inc	8,445	364
CBRE Group Inc (a),(b)	236,040	5,162
			Ezcorp Inc (a),(b)	3,000	51
China Overseas Land & Investment Ltd	22,000	65	FamilyMart Co Ltd	500	21
China Resources Land Ltd	10,000	27	Fifth & Pacific Cos Inc (b)	28,821	687
Country Garden Holdings Co Ltd	9,000	6	Five Below Inc (b)	2,645	97
Evergrande Real Estate Group Ltd (b)	23,000	10
			Foot Locker Inc (a)	13,500	435
Growthpoint Properties Ltd	9,497	22	GameStop Corp (a)	23,002	1,155
Hulic Co Ltd	3,400	42	Gap Inc/The (a)	21,428	867
Jones Lang LaSalle Inc (a)	16,651	1,369
			GOME Electrical Appliances Holding Ltd (b)	467,000	48
Longfor Properties Co Ltd	2,000	3	Group 1 Automotive Inc (a)	3,898	299
Mitsubishi Estate Co Ltd	19,300	498	Guess? Inc (a)	8,900	271
Realogy Holdings Corp (b)	13,534	573
			Home Depot Inc/The (a)	8,243	614
Redefine Properties Ltd	14,262	13	Honeys Co Ltd	15,640	162
Shimao Property Holdings Ltd	7,500	19	Inditex SA	570	75
Sino-Ocean Land Holdings Ltd	8,000	5	Intime Retail Group Co Ltd	4,000	5

SOHO China Ltd	4,500	4	Isetan Mitsukoshi Holdings Ltd	3,700	48

		$8,576	J Front Retailing Co Ltd	34,000	270

REITS - 0.59%			K's Holdings Corp	10,911	332
American Tower Corp (a)	4,818	335	Lowe's Cos Inc (a)	97,415	4,463
Apartment Investment & Management Co (a)	17,858	492	Lululemon Athletica Inc (b)	12,027	852
Boston Properties Inc (a)	2,744	281	Macy's Inc (a)	12,928	575
BRE Properties Inc (a)	5,679	273	Marui Group Co Ltd	1,700	16
CapLease Inc	48,239	411	McDonald's Corp (a)	2,900	274
Colonial Properties Trust	6,016	133	MSC Industrial Direct Co Inc	10,460	795
CommonWealth REIT	6,842	168	Nishimatsuya Chain Co Ltd	17,200	136
Corrections Corp of America (a)	4,802	158	Nordstrom Inc (a)	8,133	453
Daiwa Office Investment Corp	21	76	O'Reilly Automotive Inc (b)	1,000	123
Federal Realty Investment Trust (a)	1,879	183	Pal Co Ltd	2,500	57
GLP J-Reit	93	91	Panera Bread Co (b)	500	82
Host Hotels & Resorts Inc (a)	14,873	253	PetSmart Inc (a)	2,500	176
Kimco Realty Corp (a)	12,999	260	President Chain Store Corp	4,000	28
Liberty Property Trust (a)	11,695	405	PVH Corp (a)	4,095	528
Plum Creek Timber Co Inc (a)	5,987	265	RadioShack Corp (b)	7,100	23
Rayonier Inc (a)	5,925	327	Ross Stores Inc (a)	3,200	215
Regency Centers Corp (a)	6,373	303	rue21 inc (b)	14,864	607
Vornado Realty Trust (a)	4,013	326	Ryohin Keikaku Co Ltd	3,700	325

See accompanying notes.

64

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Retail (continued)			Semiconductors (continued)
Saks Inc (b)	9,227	$147	Tokyo Electron Ltd	13,900	$575
Sally Beauty Holdings Inc (b)	4,600	120	TriQuint Semiconductor Inc (a),(b)	52,177	393
Sears Holdings Corp (b)	3,500	155	Volterra Semiconductor Corp (b)	167	4
Sears Hometown and Outlet Stores Inc (b)	5,793	186	Xilinx Inc	1,700	74

Shimamura Co Ltd	1,300	132			$21,776

Signet Jewelers Ltd	5,800	385
Starbucks Corp	1,500	106	Shipbuilding - 0.02%
Stein Mart Inc (a)	23,453	285	Mitsui Engineering & Shipbuilding Co Ltd	94,000	169

Sugi Holdings Co Ltd	2,200	85	Samsung Heavy Industries Co Ltd	710	25

Takashimaya Co Ltd	28,000	245			$194

Target Corp	10,153	643	Software - 1.75%
Tiffany & Co	3,000	231	Activision Blizzard Inc	61,985	1,012
Tim Hortons Inc	9,290	509	Akamai Technologies Inc (a),(b)	62,620	2,879
TJX Cos Inc (a)	8,100	427	Alpha Systems Inc	5,300	58
Tractor Supply Co	800	98	Amadeus IT Holding SA	7,712	249
TSI Holdings Co Ltd	7,660	50	ANSYS Inc (b)	2,950	248
Tsuruha Holdings Inc	800	72	Autodesk Inc (b)	25,020	919
Urban Outfitters Inc (a),(b)	9,304	390	BMC Software Inc (a),(b)	23,976	1,103
USS Co Ltd	1,080	135	Broadridge Financial Solutions Inc (a)	1,500	45
Walgreen Co	85,581	4,114	CA Inc (a)	10,500	307
Wal-Mart Stores Inc (a)	9,225	673	CareView Communications Inc (b)	203,245	131
Williams-Sonoma Inc	2,400	135	Citrix Systems Inc (b)	3,243	230
Woolworths Holdings Ltd/South Africa	23,098	153	CommVault Systems Inc (b)	2,400	201
Xebio Co Ltd	7,700	173	Compuware Corp	24,456	261
Yum! Brands Inc (a)	3,161	221	Concur Technologies Inc (b)	16,669	1,629
Zale Corp (a),(b)	83,719	1,047	Cvent Inc (b)	100	4

		$39,731	Dun & Bradstreet Corp/The (a)	10,492	1,044

Savings & Loans - 0.12%			Fair Isaac Corp	3,600	180
			Fidelity National Information Services Inc (a)	16,409	729
Hudson City Bancorp Inc (a)	111,639	1,026
			Fiserv Inc (a),(b)	8,766	844
People's United Financial Inc (a)	21,210	302

			Intuit Inc (a)	6,811	433
		$1,328	Konami Corp	400	9

Semiconductors - 1.94%			Microsoft Corp (a)	75,817	2,531
Analog Devices Inc (a)	19,124	885	MSCI Inc (a),(b)	30,009	1,126
Applied Materials Inc (a)	52,845	794	NSD Co Ltd	11,300	124
ASML Holding NV - NY Reg Shares	4,193	365	Oracle Corp (a)	61,165	1,949
Avago Technologies Ltd (a)	60,892	2,344	Quality Systems Inc	200	4
Broadcom Corp (a)	30,840	779	ServiceNow Inc (b)	19,773	927
Cree Inc (a),(b)	16,350	907	Software AG	2,904	89
Diodes Inc (a),(b)	19,928	496	Tangoe Inc (a),(b)	14,420	300

First Solar Inc (a),(b)	21,870	803			$19,565

GT Advanced Technologies Inc (b)	118,589	766
Intel Corp	21,071	463	Telecommunications - 1.74%
KLA-Tencor Corp (a)	7,701	425	Advanced Info Service PCL	6,200	46
			Alcatel-Lucent/France ADR(b),(c)	110,061	284
Lam Research Corp (b)	11,635	543
Linear Technology Corp (a)	9,320	358	Amdocs Ltd	1,400	52
LSI Corp (a)	77,801	577	America Movil SAB de CV ADR	600	12
			Anixter International Inc (b)	1,000	84
Marvell Technology Group Ltd (a)	22,500	272
			ARRIS Group Inc (b)	9,564	150
Maxim Integrated Products Inc	8,600	239	AT&T Inc (a)	38,668	1,308
Micron Technology Inc (b)	151,839	2,061
			CenturyLink Inc (a)	13,886	460
Mimasu Semiconductor Industry Co Ltd	16,700	139
Miraial Co Ltd	6,900	101	China Mobile Ltd ADR	3,400	183
MKS Instruments Inc (a)	13,300	333	China Telecom Corp Ltd	114,000	58
			Ciena Corp (a),(b)	23,055	459
NVIDIA Corp	15,258	225	Cincinnati Bell Inc (a),(b)	84,460	252
NXP Semiconductor NV (b)	24,770	921
			Cisco Systems Inc (a)	97,333	2,269
ON Semiconductor Corp (a),(b)	36,700	266
PMC - Sierra Inc (b)	32,000	199	Comtech Telecommunications Corp	5,300	127
QLogic Corp (b)	20,514	217	Corning Inc	2,500	35
			Crown Castle International Corp (a),(b)	12,470	866
Realtek Semiconductor Corp	31,522	70
Rohm Co Ltd	11,500	403	Deutsche Telekom AG ADR	19,750	253
Rovi Corp (a),(b)	12,716	228	Deutsche Telekom AG	92,202	1,180
Samsung Electronics Co Ltd	702	428	DiGi.Com Bhd	14,000	20
			DigitalGlobe Inc (b)	44,990	1,359
Shinkawa Ltd	20,700	125
Shinko Electric Industries Co Ltd	22,200	209	ENTEL Chile SA	3,484	56
Skyworks Solutions Inc (b)	33,824	858	Far EasTone Telecommunications Co Ltd	19,000	48
SunEdison Inc (a),(b)	276,728	2,036	Freenet AG	7,789	184
Taiwan Semiconductor Manufacturing Co Ltd	12,600	209	GN Store Nord A/S	7,943	163
			Harris Corp (a)	13,144	744
ADR (a)
			JDS Uniphase Corp (a),(b)	43,458	558
Teradyne Inc (b)	23,828	366
			Juniper Networks Inc (a),(b)	25,268	478
Texas Instruments Inc	8,382	320
			KDDI Corp	11,500	547

See accompanying notes.

65

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Telecommunications (continued)			Transportation (continued)
Koninklijke KPN NV (b)	175,041	$511	Old Dominion Freight Line Inc (a),(b)	3,900	$169
KT Corp ADR	6,800	109	Ryder System Inc (a)	11,063	616
Mobistar SA	1,925	29	Tobu Railway Co Ltd	8,000	40
Motorola Solutions Inc (a)	5,008	280	Tokyu Corp	13,000	83
MTN Group Ltd	8,284	151	Union Pacific Corp (a)	3,570	548
NeuStar Inc (b)	1,400	71	United Parcel Service Inc (a),(c)	23,290	1,993
Nippon Telegraph & Telephone Corp	14,934	758	Werner Enterprises Inc (a)	1,200	28
Nisshinbo Holdings Inc	8,000	59	West Japan Railway Co	4,600	189
Nokia OYJ (b)	18,441	72	Yamato Holdings Co Ltd	700	15

NTT DOCOMO Inc	41	65			$14,151

Orange SA ADR	8,100	82
Polycom Inc (b)	18,800	187	Water - 0.01%
			American Water Works Co Inc (a)	1,300	53
Sistema JSFC	6,037	134
SK Telecom Co Ltd ADR	6,000	132	Cia de Saneamento Basico do Estado de Sao	4,200	36

Softbank Corp	1,100	69	Paulo ADR

Sprint Corp (b)	11,600	78			$89

Swisscom AG	5	2	TOTAL COMMON STOCKS		$627,879

Telecom Italia SpA	256,165	178	CONVERTIBLE PREFERRED STOCKS -
Telefonaktiebolaget LM Ericsson	26,904	316	0.43%	Shares Held	Value (000's)

Telefonica Brasil SA ADR	3,900	77	Automobile Manufacturers - 0.04%
Telefonica SA ADR (b)	17,067	231
			General Motors Co	10,440	508
Telekomunikasi Indonesia Persero Tbk PT	1,800	67
ADR
Telenor ASA	5,446	113	Banks - 0.04%
Telephone & Data Systems Inc	5,400	149	Wells Fargo & Co	445	505
Tellabs Inc (a)	213,300	473
T-Mobile US Inc (b)	26,032	608
tw telecom inc (a),(b)	28,326	811	Diversified Financial Services - 0.00%
(a)			2010 Swift Mandatory Common Exchange	3,525	52
Verizon Communications Inc	22,044	1,044	Security Trust (f)
Vodacom Group Ltd	2,217	25
Vodafone Group PLC ADR	10,062	325

		$19,441	Electric - 0.04%

			Dominion Resources Inc/VA - Series A	1,096	56
Textiles - 0.02%			Dominion Resources Inc/VA - Series B	5,163	264
Mohawk Industries Inc (b)	1,800	211	NextEra Energy Inc	1,525	85

					$405

Toys, Games & Hobbies - 0.24%			Iron & Steel - 0.10%
Hasbro Inc (a)	12,553	572
Mattel Inc (a)	36,774	1,489	ArcelorMittal	17,700	367
			Cliffs Natural Resources Inc	36,916	726

Namco Bandai Holdings Inc	15,900	253			$1,093

Nintendo Co Ltd	2,200	249
Sanrio Co Ltd	1,600	82	Oil & Gas - 0.04%

		$2,645	SandRidge Energy Inc 7.00%	1,235	115

			SandRidge Energy Inc 8.50%	3,000	294

Transportation - 1.26%					$409

ALL - America Latina Logistica SA	5,500	21
AP Moeller - Maersk A/S - B shares	15	128	REITS - 0.17%
Arkansas Best Corp (a)	21,543	536	iStar Financial Inc	9,001	474
Bristow Group Inc	2,000	131	Weyerhaeuser Co	26,123	1,389

Canadian National Railway Co	3,520	330			$1,863

Canadian Pacific Railway Ltd	21,797	2,573	TOTAL CONVERTIBLE PREFERRED STOCKS		$4,835

Central Japan Railway Co	2,100	239	PREFERRED STOCKS - 0.35%	Shares Held	Value (000's)

CH Robinson Worldwide Inc (a)	18,467	1,050
Con-way Inc (a)	4,900	204	Automobile Manufacturers - 0.03%
CSX Corp (a)	9,184	226	Porsche Automobil Holding SE	2,064	174

Deutsche Post AG	16,210	469	Volkswagen AG	551	125

DSV A/S	5,456	143			$299

East Japan Railway Co	2,600	199	Banks - 0.28%
Era Group Inc (a),(b)	2,366	59	Ally Financial Inc (f)	1,527	1,429
Expeditors International of Washington Inc (a)	14,965	607	Capital One Financial Corp	29,252	651
FedEx Corp (a)	20,621	2,214	SunTrust Banks Inc	48,783	1,067

Hamakyorex Co Ltd	1,400	41			$3,147

Hankyu Hanshin Holdings Inc	9,000	48
Kansas City Southern	3,900	411	Consumer Products - 0.01%
Keio Corp	9,000	61	Henkel AG & Co KGaA	996	97
Keisei Electric Railway Co Ltd	7,000	66
Kintetsu World Express Inc	9,300	332	Electric - 0.00%
Landstar System Inc (a)	2,100	115
			Cia Energetica de Sao Paulo	4,200	37
Nippon Express Co Ltd	13,000	61
Norfolk Southern Corp (a)	2,601	188
Odakyu Electric Railway Co Ltd	2,000	18

See accompanying notes.

66

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

PREFERRED STOCKS (continued)	Shares Held	Value (000's)		Principal

Iron & Steel - 0.00%			BONDS (continued)	Amount (000's)		Value (000's)

Usinas Siderurgicas de Minas Gerais SA (b)	13,871	$59	Automobile Asset Backed Securities (continued)
			Ford Credit Auto Owner Trust 2013-C
			0.55%, 04/15/2016 (h)		$720	$720
Oil & Gas - 0.03%
Chesapeake Energy Corp (f)	300	331	Nissan Auto Receivables 2013-B Owner
			Trust
			0.52%, 04/15/2016 (h)		555	555

Retail - 0.00%						$1,568

Lojas Americanas SA	51
Orchard Supply Hardware Stores Corp (a),(b),(d)	31		Automobile Manufacturers - 0.35%

		$	Daimler Finance North America LLC

			0.89%, 03/28/2014 (f),(h)		1,400	1,403

TOTAL PREFERRED STOCKS		$3,970	0.95%, 08/01/2016 (f),(h)		855	855

	Principal		Volkswagen International Finance NV
BONDS - 16.57%	Amount (000's)	Value (000's)	0.86%, 11/20/2014 (f),(h)		1,300	1,305

Aerospace & Defense - 0.11%			0.87%, 09/22/2013 (f),(h)		100	100
Meccanica Holdings USA Inc			1.02%, 03/21/2014 (f),(h)		300	301

6.25%, 01/15/2040 (f)	$ 700	$575				$3,964

7.38%, 07/15/2039 (f)	770	699

			Banks - 2.18%
		$1,274	Banco do Brasil SA

Airlines - 0.42%			3.75%, 07/25/2018 (f)	EUR	1,900	2,475
Air Canada 2013-1 Class A Pass Through			Banco Santander Brasil SA/Cayman Islands
Trust			8.00%, 03/18/2016 (f)	BRL	2,155	808
4.13%, 05/15/2025 (e),(f)	320	309	Banco Santander Chile
American Airlines 2011-2 Class A Pass			6.50%, 09/22/2020(f)	CLP	350,000	676
Through Trust			Bank of America Corp
8.63%, 04/15/2023 (e)	728	735	6.00%, 09/01/2017		$700	786
American Airlines 2013-2 Class A Pass			Barclays Bank PLC
Through Trust			6.00%, 01/14/2021	EUR	800	1,152
4.95%, 07/15/2024 (f)	500	495	Caixa Economica Federal
American Airlines Inc			2.38%, 11/06/2017		$1,000	935
0.00%, 10/15/2012 (b)	100	122	Chinatrust Commercial Bank Hong Kong
0.00%, 03/15/2016 (b),(f)	200	235	5.63%, 03/29/2049 (h)		1,000	1,002
British Airways PLC			Cooperatieve Centrale Raiffeisen-
4.63%, 06/20/2024 (e),(f)	364	364	Boerenleenbank BA/Netherlands
5.63%, 06/20/2020 (e),(f)	364	369	4.75%, 01/15/2020 (f)		1,000	1,073
Continental Airlines 1999-1 Class A Pass			Eksportfinans ASA
Through Trust			2.25%, 02/11/2021	CHF	145	130
6.55%, 02/02/2019	460	497	Goldman Sachs Group Inc/The
Continental Airlines 1999-1 Class B Pass			6.15%, 04/01/2018		$700	791
Through Trust			HBOS PLC
6.80%, 02/02/2020 (e)	100	104	5.37%, 06/30/2021	EUR	1,300	1,668
Continental Airlines 2012-2 Class A Pass			HSBC Bank USA NA/New York NY
Through Trust			6.00%, 08/09/2017		$100	113
4.00%, 04/29/2026 (e)	145	142	Intesa Sanpaolo SpA
Continental Airlines 2012-2 Class B Pass			6.50%, 02/24/2021 (f)		1,370	1,406
Through Trust			JP Morgan Chase & Co
5.50%, 04/29/2022	105	104	4.25%, 11/02/2018	NZD	1,365	996
Continental Airlines 2012-3 Class C Pass Thru			JP Morgan Chase Bank NA
Certificates			6.00%, 10/01/2017		$100	114
6.13%, 04/29/2018	195	197	Morgan Stanley
Delta Air Lines 2007-1 Class A Pass Through			4.10%, 05/22/2023		790	724
Trust			6.63%, 04/01/2018		850	974
6.82%, 02/10/2024	400	450	Royal Bank of Scotland Group PLC
US Airways 2012-1 Class A Pass Through			6.13%, 12/15/2022		1,460	1,406
Trust			Russian Agricultural Bank OJSC Via RSHB
5.90%, 04/01/2026 (e)	230	240	Capital SA
US Airways 2013-1 Class A Pass Through			5.10%, 07/25/2018 (f)		1,200	1,197
Trust			Sberbank of Russia Via SB Capital SA
3.95%, 11/15/2025 (e)	395	367	4.95%, 02/07/2017		2,000	2,085

		$4,730	Societe Generale SA

			9.38%, 09/29/2049 (h)	EUR	400	599
Apparel - 0.02%			UBS AG/Stamford CT
William Carter Co/The			7.63%, 08/17/2022		$100	110
5.25%, 08/15/2021 (f)	220	221
			UniCredit SpA
			6.95%, 10/31/2022 (h)	EUR	1,080	1,469
Automobile Asset Backed Securities - 0.14%			Vnesheconombank Via VEB Finance PLC
AmeriCredit Automobile Receivables Trust			6.03%, 07/05/2022 (f)		$200	201
2004-D-F			VTB Bank OJSC via VTB Eurasia Ltd
3.31%, 10/08/2019 (h)	294	293	9.50%, 12/29/2049 (h)		1,500	1,582

						$24,472

See accompanying notes.

67

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)

Beverages - 0.23%				Electric (continued)
CEDC Finance Corp International Inc				Enel Finance International NV
8.00%, 04/30/2018 (h)		$2,572	$2,286	6.00%, 10/07/2039 (f)		$200	$180
Crestview DS Merger Sub II Inc				Energy Future Intermediate Holding Co LLC /
10.00%, 09/01/2021 (f)		303	306	EFIH Finance Inc

			$2,592	11.25%, PIK 12.25%, 12/01/2018(f),(i)		373	293

Building Materials - 0.08%							$606

Builders FirstSource Inc				Electronics - 0.06%
7.63%, 06/01/2021 (f)		255	255	Jabil Circuit Inc
Cemex Espana Luxembourg				4.70%, 09/15/2022		680	653
9.88%, 04/30/2019		500	541
Desarrolladora Homex SAB de CV
9.75%, 03/25/2020 (f)		285	60	Engineering & Construction - 0.20%

				Odebrecht Finance Ltd
			$856	4.38%, 04/25/2025 (f)		800	676

Chemicals - 0.13%				8.25%, 04/25/2018 (f)	BRL	300	108
Alpek SA de CV				Odebrecht Offshore Drilling Finance Ltd
5.38%, 08/08/2023 (f)		800	774	6.75%, 10/01/2022 (f)		$1,500	1,462

Hercules Inc							$2,246

6.50%, 06/30/2029		330	294
INEOS Group Holdings SA				Entertainment - 0.07%
6.13%, 08/15/2018 (f)		375	363	DreamWorks Animation SKG Inc

				6.88%, 08/15/2020 (f)		79	81
			$1,431	PNK Finance Corp

Commercial Services - 0.05%				6.38%, 08/01/2021 (f)		420	419
Cielo SA / Cielo USA Inc				WMG Acquisition Corp
3.75%, 11/16/2022 (f)		200	167	6.00%, 01/15/2021 (f)		262	269

ServiceMaster Co/TN							$769

7.00%, 08/15/2020		385	352	Finance - Mortgage Loan/Banker - 0.42%

			$519	Fannie Mae

Credit Card Asset Backed Securities - 0.04%				1.88%, 09/18/2018		4,700	4,699
American Express Credit Account Master
Trust 2013-1				Food - 0.27%
0.60%, 02/16/2021 (h)		410	410
				BRF SA
				3.95%, 05/22/2023 (f)		200	171
Distribution & Wholesale - 0.00%				5.88%, 06/06/2022 (f)		1,000	993
American Builders & Contractors Supply Co				7.75%, 05/22/2018 (f)	BRL	1,500	512
Inc				Cosan Luxembourg SA
5.63%, 04/15/2021 (f)		25	24	9.50%, 03/14/2018 (f)		350	130
				Hawk Acquisition Sub Inc
				4.25%, 10/15/2020 (f)		$320	302
Diversified Financial Services - 0.72%				KeHE Distributors LLC / KeHE Finance
Doric Nimrod Air Finance Alpha Ltd 2012-1				Corp
Class A Pass Through Trust				7.63%, 08/15/2021 (f)		105	107
5.13%, 11/30/2024 (f)		194	191
				Sun Merger Sub Inc
General Electric Capital Corp				5.25%, 08/01/2018 (f)		115	115
7.13%, 12/15/2049 (h)		1,000	1,100
				SUPERVALU Inc
Hyundai Capital America				6.75%, 06/01/2021 (f)		694	665

2.88%, 08/09/2018 (f)		595	592
IM Cedulas 5							$2,995

3.50%, 06/15/2020	EUR	1,500	1,708	Gas - 0.09%
IM Cedulas 7				LBC Tank Terminals Holding Netherlands
4.00%, 03/31/2021		1,500	1,778	BV
Schahin II Finance Co SPV Ltd				6.88%, 05/15/2023 (f)		1,050	1,055
5.88%, 09/25/2023 (f)		$491	456
SLM Corp
8.00%, 03/25/2020		100	109	Hand & Machine Tools - 0.06%
8.45%, 06/15/2018		500	570	Mcron Finance Sub LLC / Mcron Finance
				Corp
Springleaf Finance Corp				8.38%, 05/15/2019 (f)		410	441
6.00%, 06/01/2020 (f)		810	751
				Milacron LLC / Mcron Finance Corp
Stearns Holdings Inc				7.75%, 02/15/2021 (f)		250	254

9.38%, 08/15/2020 (f)		237	243
Textron Financial Corp							$695

6.00%, 02/15/2067 (f),(h)		700	618	Healthcare - Products - 0.24%

			$8,116	Baxter International Inc

				0.45%, 12/11/2014 (h)		1,430	1,430
Electric - 0.05%				Mallinckrodt International Finance SA
Cia de Eletricidade do Estado da Bahia				4.75%, 04/15/2023 (f)		1,375	1,304

11.75%, 04/27/2016 (f)	BRL	350	133
							$2,734

See accompanying notes.

68

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Home Equity Asset Backed Securities - 0.48%				Mortgage Backed Securities (continued)
Countrywide Asset-Backed Certificates				Banc of America Funding 2004-B Trust
0.32%, 08/25/2037 (h)		$1,600	$1,162	2.98%, 11/20/2034 (h)	$ 338 $	308
HSI Asset Securitization Corp Trust 2006-				Banc of America Funding Corp
HE2				0.63%, 07/25/2037 (f),(h)	173	105
0.29%, 12/25/2036 (h)		2,213	892	Banc of America Large Loan Trust 2010-
Morgan Stanley ABS Capital I Inc Trust 2007-				HLTN
HE2				2.48%, 11/15/2015 (f),(h)	976	976
0.27%, 01/25/2037 (h)		2,042	1,076	Banc of America Mortgage 2005-A Trust
Morgan Stanley ABS Capital I Inc Trust 2007-				2.99%, 02/25/2035 (h)	117	114
HE5				Banc of America Mortgage 2006-B Trust
0.52%, 03/25/2037 (h)		1,930	881	6.42%, 11/20/2046 (h)	101	89
Morgan Stanley Home Equity Loan Trust				Bear Stearns ARM Trust 2004-10
2007-2				2.95%, 01/25/2035 (h)	8	8
0.41%, 04/25/2037 (h)		2,500	1,360	Bear Stearns ARM Trust 2005-12

			$5,371	2.87%, 02/25/2036 (h)	223	169

				Bear Stearns Commercial Mortgage Securities
Insurance - 0.32%				Trust 2004-PWR2
Assicurazioni Generali SpA				6.30%, 05/11/2039 (f),(h)	105	106
7.75%, 12/12/2042	EUR	1,200	1,705	Bella Vista Mortgage Trust 2005-1
AXA SA				0.45%, 02/22/2035 (h)	180	152
6.38%, 12/29/2049 (f),(h)		$1,300	1,267
				Chase Mortgage Finance Trust Series 2007-
MetLife Capital Trust IV				A1
7.88%, 12/15/2067 (f)		500	568

				2.87%, 02/25/2037 (h)	100	96
			$3,540	CHL Mortgage Pass-Through Trust 2004-

Internet - 0.03%				HYB4
VeriSign Inc				2.50%, 09/20/2034 (h)	95	88
4.63%, 05/01/2023 (f)		400	374	CHL Mortgage Pass-Through Trust 2004-
				HYB8
				3.47%, 01/20/2035 (h)	173	164
Iron & Steel - 0.28%				CHL Mortgage Pass-Through Trust 2005-1
ArcelorMittal				0.50%, 03/25/2035 (h)	350	240
7.50%, 10/15/2039		447	411	CHL Mortgage Pass-Through Trust 2005-11
Glencore Funding LLC				0.45%, 04/25/2035 (h)	191	149
4.13%, 05/30/2023 (f)		1,500	1,331
				CHL Mortgage Pass-Through Trust 2005-13
Samarco Mineracao SA				5.50%, 06/25/2035	208	206
4.13%, 11/01/2022 (f)		1,600	1,344

				Citicorp Mortgage Securities Trust Series
			$3,086	2006-4

				6.00%, 08/25/2036(h)	175	176
Media - 0.26%
Clear Channel Communications Inc				Citigroup Commercial Mortgage Trust
				3.77%, 05/10/2035 (h)	370	304
5.50%, 09/15/2014		1,500	1,459
NBCUniversal Enterprise Inc				CitiMortgage Alternative Loan Trust Series
5.25%, 12/19/2049 (f)		635	628	2006-A3
Ottawa Holdings Pte Ltd				6.00%, 07/25/2036	80	70
5.88%, 05/16/2018 (f)		1,045	810	CitiMortgage Alternative Loan Trust Series

			$2,897	2007-A6

				6.00%, 06/25/2037 (h)	222	184
Mining - 0.09%				6.00%, 06/25/2037 (h)	286	237
Newcrest Finance Pty Ltd				CitiMortgage Alternative Loan Trust Series
4.20%, 10/01/2022 (f)		835	692	2007-A8
Vedanta Resources PLC				6.00%, 10/25/2037 (h)	349	305
7.13%, 05/31/2023 (f)		355	304	COBALT CMBS Commercial Mortgage Trust

			$996	2006-C1

				5.25%, 08/15/2048	325	337
Miscellaneous Manufacturing - 0.01%				Credit Suisse First Boston Mortgage Securities
General Electric Co				Corp
2.70%, 10/09/2022		100	93	5.25%, 05/25/2028	99	101
				5.50%, 11/25/2035	284	246
Mortgage Backed Securities - 2.29%				CSMC Mortgage-Backed Trust 2006-8
Alternative Loan Trust 2003-4CB				6.50%, 10/25/2021 (h)	165	138
5.75%, 04/25/2033 (h)		415	426	Del Coronado Trust 2013-DEL MZ
Alternative Loan Trust 2004-14T2				5.19%, 03/15/2018 (e),(f),(h)	200	201
5.50%, 08/25/2034		182	180	Deutsche Alt-A Securities Inc Mortgage Loan
Alternative Loan Trust 2006-4CB				Trust Series 2005-6
5.50%, 04/25/2036		171	153	5.50%, 12/25/2035 (h)	195	160
Alternative Loan Trust 2006-J4				Extended Stay America Trust 2013-ESH
6.25%, 07/25/2036 (h)		193	128	5.52%, 12/05/2031(f),(h)	857	851
Alternative Loan Trust 2007-4CB				Fannie Mae Trust 2002-W8
5.75%, 04/25/2037		203	178	0.58%, 09/25/2032 (h)	129	129

See accompanying notes.

69

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
FHLMC Multifamily Structured Pass Through			Merrill Lynch Mortgage Investors Trust Series
Certificates			MLCC 2006-2
1.73%, 10/25/2021 (d),(h)	$ 198	$ 20	2.19%, 05/25/2036 (h)		$103 $	99
First Horizon Mortgage Pass-Through Trust			Merrill Lynch Mortgage Investors Trust Series
2005-AR3			MLCC 2007-1
2.61%, 08/25/2035 (h)	372	343	4.42%, 01/25/2037 (h)		167	152
Ginnie Mae			Morgan Stanley Capital I Trust 2007-HQ12
0.54%, 07/16/2050 (h)	5,365	189	5.76%, 04/12/2049 (h)		279	293
GMACM Mortgage Loan Trust 2003-J7			Morgan Stanley Capital I Trust 2007-IQ14
5.00%, 11/25/2033	43	44	5.66%, 04/15/2049 (h)		526	571
GMACM Mortgage Loan Trust 2005-AR4			Morgan Stanley Mortgage Loan Trust 2006-
3.39%, 07/19/2035 (h)	228	204	11
GMACM Mortgage Loan Trust 2005-AR6			6.00%, 08/25/2036 (h)		266	226
3.17%, 11/19/2035 (h)	553	502	Morgan Stanley Mortgage Loan Trust 2006-2
GS Mortgage Securities Trust 2007-GG10			5.75%, 02/25/2036		244	230
6.00%, 08/10/2045 (h)	450	435	Motel 6 Trust
GSR Mortgage Loan Trust 2004-12			3.78%, 10/05/2025 (f)		200	192
2.71%, 12/25/2034 (h)	805	789	Provident Funding Mortgage Loan Trust 2005-
GSR Mortgage Loan Trust 2004-14			2
2.72%, 12/25/2034 (h)	288	281	2.69%, 10/25/2035 (h)		193	187
GSR Mortgage Loan Trust 2005-AR6			RALI Series 2007-QH7 Trust
2.66%, 09/25/2035 (h)	365	352	0.43%, 08/25/2037 (h)		867	573
GSR Mortgage Loan Trust 2006-8F			Residential Asset Securitization Trust 2005-
6.00%, 09/25/2036	364	309	A8CB
HarborView Mortgage Loan Trust 2005-14			5.38%, 07/25/2035		587	491
2.86%, 12/19/2035 (h)	288	237	Residential Asset Securitization Trust 2007-
HarborView Mortgage Loan Trust 2005-9			A5
0.52%, 06/20/2035 (h)	605	542	6.00%, 05/25/2037 (h)		125	108
IndyMac INDX Mortgage Loan Trust 2005-			Residential Asset Securitization Trust 2007-
AR16IP			A6
0.50%, 07/25/2045 (h)	391	337	6.00%, 06/25/2037 (h)		277	238
IndyMac INDX Mortgage Loan Trust 2006-			RFMSI Series 2006-S1 Trust
AR5			5.75%, 01/25/2036		245	246
4.33%, 05/25/2036 (h)	263	220	RMAC Securities PLC
JP Morgan Alternative Loan Trust			0.66%, 06/12/2044 (h)	GBP	603	848
4.69%, 03/25/2036 (h)	38	31	Structured Adjustable Rate Mortgage Loan
JP Morgan Chase Commercial Mortgage			Trust
Securities Trust 2007-LDP10			0.49%, 07/25/2035 (h)		$134	109
5.46%, 01/15/2049	250	253	2.52%, 11/25/2034 (h)		536	507
JP Morgan Chase Commercial Mortgage			Structured Asset Mortgage Investments II
Securities Trust 2011-FL1			Trust 2006-AR3
2.08%, 11/15/2028 (f),(h)	389	394	0.39%, 04/25/2036 (h)		668	460
JP Morgan Chase Commercial Mortgage			Structured Asset Sec Mort Pass Thr Cert Series
Securities Trust 2013-JWRZ MZ			2001-21a
6.18%, 04/15/2018 (e),(f),(h)	134	135	2.35%, 01/25/2032 (h)		32	28
JP Morgan Mortgage Trust 2005-A2			Structured Asset Securities Corp Mortgage
2.56%, 04/25/2035 (h)	424	416	Pass-Through Ctfs Ser 2004-20
JP Morgan Mortgage Trust 2005-A5			5.75%, 11/25/2034		314	331
2.89%, 08/25/2035 (h)	188	183	Thornburg Mortgage Securities Trust 2007-2
JP Morgan Mortgage Trust 2005-S3			1.43%, 06/25/2037 (h)		75	61
6.00%, 01/25/2036 (h)	422	367	5.75%, 06/25/2037 (h)		316	300
6.00%, 01/25/2036 (h)	466	405	Wachovia Bank Commercial Mortgage Trust
Lehman Mortgage Trust 2006-1			Series 2006-C27
5.50%, 02/25/2036	64	63	5.75%, 07/15/2045 (h)		58	64
MASTR Adjustable Rate Mortgages Trust			Wachovia Bank Commercial Mortgage Trust
2006-2			Series 2007-C33
2.88%, 01/25/2036 (h)	86	80	6.12%, 02/15/2051 (h)		174	188
2.88%, 04/25/2036 (h)	335	307	WaMu Mortgage Pass-Through Certificates
MASTR Alternative Loan Trust 2004-5			Series 2002-AR9 Trust
5.50%, 06/25/2034	162	165	1.56%, 08/25/2042 (h)		22	19
Merrill Lynch Alternative Note Asset Trust			WaMu Mortgage Pass-Through Certificates
Series 2007-F1			Series 2004-AR14 Trust
6.00%, 03/25/2037	386	272	2.43%, 01/25/2035 (h)		343	344
Merrill Lynch Mortgage Investors Trust Series			WaMu Mortgage Pass-Through Certificates
MLCC 2005-3			Series 2004-CB2 Trust
0.43%, 11/25/2035 (h)	90	83	5.50%, 07/25/2034		116	120
0.43%, 11/25/2035 (h)	592	547	WaMu Mortgage Pass-Through Certificates
			Series 2006-AR19 Trust
			0.89%, 01/25/2047 (h)		958	890

See accompanying notes.

70

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Mortgage Backed Securities (continued)				Oil & Gas (continued)
WaMu Mortgage Pass-Through Certificates				Sasol Financing International PLC
Series 2006-AR19 Trust (continued)				4.50%, 11/14/2022	$ 980	$875

2.20%, 01/25/2047 (h)		$461	$410			$18,367

WaMu Mortgage Pass-Through Certificates
Series 2006-AR7 Trust				Other Asset Backed Securities - 0.39%
2.45%, 07/25/2046 (h)		393	352	Belle Haven ABS CDO Ltd
				0.63%, 11/03/2044 (d),(f),(h)	138	54
Washington Mutual Mortgage Pass-Through				0.67%, 11/03/2044 (d),(f),(h)	187	74
Certificates WMALT Series 2006-2
6.00%, 03/25/2036 (h)		239	206	Countrywide Asset-Backed Certificates
				0.33%, 06/25/2047 (h)	1,200	863
Wells Fargo Mortgage Backed Securities				0.37%, 06/25/2047 (h)	1,600	1,189
2003-J Trust
3.90%, 10/25/2033 (h)		79	79	Huntington CDO Ltd
				0.54%, 11/05/2040 (d),(f),(h)	216	194
Wells Fargo Mortgage Backed Securities
2004-A Trust				JP Morgan Mortgage Acquisition Trust 2006-
4.84%, 02/25/2034 (h)		265	265	WMC3
				0.29%, 08/25/2036 (h)	477	235
Wells Fargo Mortgage Backed Securities
2005-11 Trust				Merrill Lynch Mortgage Investors Trust Series
5.50%, 11/25/2035		100	101	2006-RM4
				0.26%, 09/25/2037 (h)	73	18
Wells Fargo Mortgage Backed Securities
2005-12 Trust				Newcastle CDO V Ltd
				0.61%, 12/24/2039 (f),(h)	223	213
5.50%, 11/25/2035		152	152
Wells Fargo Mortgage Backed Securities				Sierra Madre Funding Ltd
				0.57%, 09/07/2039 (d),(e),(f),(h)	520	374
2005-17 Trust				0.59%, 09/07/2039 (d),(e),(f),(h)	1,271	918
5.50%, 01/25/2036 (h)		207	208

			$25,627	Sierra Timeshare 2012-1 Receivables Funding

				LLC
Municipals - 0.18%				2.84%, 11/20/2028 (f)	77	78
Autonomous Community of Madrid Spain				Triaxx Prime CDO 2007-1 Ltd
4.30%, 09/15/2026	EUR	1,625	1,809	0.45%, 10/02/2039 (f),(h)	186	124

Junta de Castilla y Leon						$4,334

6.51%, 03/01/2019		100	146

			$1,955	Pharmaceuticals - 0.02%

				Valeant Pharmaceuticals International
Oil & Gas - 1.64%				6.38%, 10/15/2020 (f)	270	274
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/2022 (f)		$1,200	1,065
Halcon Resources Corp				Pipelines - 0.09%
9.25%, 02/15/2022 (f)		90	90	Copano Energy LLC / Copano Energy Finance
9.75%, 07/15/2020		555	573	Corp
Hercules Offshore Inc				7.13%, 04/01/2021	100	114
8.75%, 07/15/2021 (f)		365	388	IFM US Colonial Pipeline 2 LLC
				6.45%, 05/01/2021 (f)	800	835

Lukoil International Finance BV
4.56%, 04/24/2023 (f)		1,400	1,263			$949

Newfield Exploration Co				Real Estate - 0.19%
5.63%, 07/01/2024		850	820	Franshion Investment Ltd
OGX Austria GmbH				4.70%, 10/26/2017	1,250	1,215
8.38%, 04/01/2022 (f)		1,100	203	Lai Sun International Finance 2012 Ltd
8.50%, 06/01/2018 (f)		800	148	5.70%, 01/18/2018	1,000	960

8.50%, 06/01/2018		1,000	169			$2,175

Pertamina Persero PT
4.30%, 05/20/2023 (f)		1,500	1,222	REITS - 0.04%
Petroleos de Venezuela SA				Host Hotels & Resorts LP
4.90%, 10/28/2014 (j)		5,000	4,713	3.75%, 10/15/2023	130	119

Petroleos Mexicanos				5.25%, 03/15/2022	265	273

7.65%, 11/24/2021 (f)	MXN	6,500	509			$392

Petrominerales Ltd				Retail - 0.19%
3.25%, 06/12/2017		$100	76	Foot Locker Inc
Plains Exploration & Production Co				8.50%, 01/15/2022	410	461
6.75%, 02/01/2022		250	266	LS Finance 2022 Ltd
6.88%, 02/15/2023		300	319	4.25%, 10/16/2022	1,000	903
Rosneft Finance SA				Toys R Us Property Co II LLC
6.63%, 03/20/2017		500	545	8.50%, 12/01/2017	700	737

6.63%, 03/20/2017		1,000	1,090			$2,101

Rosneft Oil Co via Rosneft International
Finance Ltd				Software - 0.02%
3.15%, 03/06/2017		2,000	1,970	Broadridge Financial Solutions Inc
4.20%, 03/06/2022 (f)		1,575	1,410	3.95%, 09/01/2020	230	230
SandRidge Energy Inc
7.50%, 02/15/2023		675	653

See accompanying notes.

71

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)

Sovereign - 3.19%				Telecommunications (continued)
Argentine Republic Government International				Intelsat Luxembourg SA
Bond				6.75%, 06/01/2018 (f)		$115	$119
8.75%, 06/02/2017		$1,500	$ 1,166	7.75%, 06/01/2021 (f)		840	865
Australia Government Bond				OTE PLC
2.75%, 04/21/2024	AUD	1,100	874	4.63%, 05/20/2016	EUR	1,000	1,282
3.25%, 04/21/2025		1,200	985	Qwest Corp
5.50%, 04/21/2023		2,000	2,007	7.20%, 11/10/2026		$105	105
5.75%, 05/15/2021		100	101	Telecom Italia Capital SA
5.75%, 07/15/2022		100	102	6.00%, 09/30/2034		240	208
Bahrain Government International Bond				6.38%, 11/15/2033		140	126
5.50%, 03/31/2020		$3,790	3,695	7.72%, 06/04/2038		555	547
Brazilian Government International Bond				Telefonica Emisiones SAU
8.50%, 01/05/2024	BRL	1,945	727	5.13%, 04/27/2020		75	76
Chile Government International Bond				5.46%, 02/16/2021		135	138
5.50%, 08/05/2020	CLP	650,000	1,299	5.60%, 03/12/2020	GBP	200	325
Cyprus Government International Bond				7.05%, 06/20/2036		$375	399
3.75%, 11/01/2015 (f)	EUR	1,000	1,034	Virgin Media Finance PLC
4.38%, 07/15/2014 (f)		2,250	2,662	4.88%, 02/15/2022		275	247

Hellenic Republic Government Bond							$9,793

2.00%, 02/24/2023 (h)		600	453
2.00%, 02/24/2024 (h)		600	420	Trucking & Leasing - 0.06%
2.00%, 02/24/2025 (h)		600	397	Aviation Capital Group Corp
				4.63%, 01/31/2018 (f)		305	305
2.00%, 02/24/2026 (h)		600	384
				6.75%, 04/06/2021 (f)		345	363

2.00%, 02/24/2027 (h)		600	378

2.00%, 02/24/2028 (h)		600	368				$668

Mexican Bonos				TOTAL BONDS			$185,615

6.50%, 06/10/2021 (h)	MXN	2,750	210		Principal
7.75%, 12/14/2017 (h)		26,000	2,125	CONVERTIBLE BONDS - 3.66%	Amount (000's)		Value (000's)

7.75%, 11/13/2042 (h)		40,360	3,106
8.50%, 12/13/2018 (h)		5,000	425	Aerospace & Defense - 0.02%
				L-3 Communications Holdings Inc
New Zealand Government Bond				3.00%, 08/01/2035 (a)		225	240
2.02%, 09/20/2025	NZD	100	73
Portugal Obrigacoes do Tesouro OT
3.60%, 10/15/2014 (f)	EUR	2,500	3,293	Airlines - 0.03%
3.85%, 04/15/2021 (f)		1,550	1,714	Lufthansa Malta Blues LP
5.65%, 02/15/2024 (f)		285	340	0.75%, 04/05/2017	EUR	200	304
6.40%, 02/15/2016 (f)		2,500	3,329
Russian Foreign Bond - Eurobond				Automobile Manufacturers - 0.11%
4.50%, 04/04/2022 (f)		$200	200
				Ford Motor Co
Slovenia Government International Bond				4.25%, 11/15/2016		$330	630
4.75%, 05/10/2018 (f)		3,000	2,895
				Volkswagen International Finance NV
Uruguay Government International Bond				5.50%, 11/09/2015 (e),(f)	EUR	400	582

4.25%, 04/05/2027	UYU	13,578	590				$1,212

4.38%, 12/15/2028		9,443	412

			$ 35,764	Beverages - 0.04%

				CEDC Finance Corp International Inc
Telecommunications - 0.87%				10.00%, PIK 10.00%, 04/30/2018(e),(i)		$607	474
Alcatel-Lucent USA Inc
6.45%, 03/15/2029		$770	593
8.88%, 01/01/2020 (f)		300	306	Biotechnology - 0.40%
America Movil SAB de CV				Exelixis Inc
3.13%, 07/16/2022		200	180	4.25%, 08/15/2019 (a)		200	208
Bharti Airtel International Netherlands BV				Gilead Sciences Inc
5.13%, 03/11/2023 (f)		1,120	938	1.63%, 05/01/2016 (a)		1,125	2,985
Brasil Telecom SA				Regeneron Pharmaceuticals Inc
9.75%, 09/15/2016 (f)	BRL	605	221	1.88%, 10/01/2016 (a)		450	1,300

Clearwire Communications LLC / Clearwire							$4,493

Finance Inc				Building Materials - 0.11%
12.00%, 12/01/2017 (f)		$159	184
				Cemex SAB de CV
Colombia Telecomunicaciones SA ESP				3.25%, 03/15/2016 (a)		775	988
5.38%, 09/27/2022 (f)		485	429
				4.88%, 03/15/2015		200	236

Cricket Communications Inc							$1,224

7.75%, 10/15/2020		325	369
Eircom Finance Ltd				Coal - 0.02%
9.25%, 05/15/2020 (f)	EUR	600	733	Peabody Energy Corp
Embarq Corp				4.75%, 12/15/2066		230	178
8.00%, 06/01/2036		$1,055	1,083
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 (f)		345	320

See accompanying notes.

72

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

	Principal			Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value (000's)	CONVERTIBLE BONDS (continued)	Amount (000's)	Value (000's)

Commercial Services - 0.09%			Oil & Gas - 0.30%
Avis Budget Group Inc			Chesapeake Energy Corp
3.50%, 10/01/2014 (a)	$ 625	$1,062	2.50%, 05/15/2037	$ 225	$221
			2.75%, 11/15/2035	65	67
			Cobalt International Energy Inc
Computers - 0.05%			2.63%, 12/01/2019	705	728
EMC Corp/MA			Essar Energy Investment Ltd
1.75%, 12/01/2013	190	305	4.25%, 02/01/2016	3,000	2,377

SanDisk Corp
1.50%, 08/15/2017	220	278			$3,393

		$583	Oil & Gas Services - 0.03%

			Hornbeck Offshore Services Inc
Electrical Components & Equipment - 0.17%			1.50%, 09/01/2019	300	371
General Cable Corp
4.50%, 11/15/2029	1,300	1,425
SunPower Corp			Pharmaceuticals - 0.08%
4.50%, 03/15/2015	400	484	Mylan Inc/PA

		$1,909	3.75%, 09/15/2015	145	390

			Onyx Pharmaceuticals Inc
Food - 0.09%			4.00%, 08/15/2016	125	398
Tyson Foods Inc			Theravance Inc
3.25%, 10/15/2013	575	990	2.13%, 01/15/2023	100	146

					$934

Home Builders - 0.16%
Lennar Corp			REITS - 0.43%
2.75%, 12/15/2020 (a),(f)	775	1,209	American Realty Capital Properties Inc
3.25%, 11/15/2021 (a),(f)	225	345	3.00%, 08/01/2018	100	97
			Annaly Capital Management Inc
Standard Pacific Corp			5.00%, 05/15/2015 (a)	100	101

1.25%, 08/01/2032	200	234	Digital Realty Trust LP

		$1,788	5.50%, 04/15/2029 (a),(f)	425	602

Insurance - 0.05%			Health Care REIT Inc
MGIC Investment Corp			3.00%, 12/01/2029 (a)	825	1,020
2.00%, 04/01/2020	300	377	Host Hotels & Resorts LP
Radian Group Inc			2.50%, 10/15/2029 (a),(f)	1,100	1,499
2.25%, 03/01/2019	100	143	SL Green Operating Partnership LP

		$520	3.00%, 10/15/2017 (a),(f)	1,250	1,494

					$4,813

Internet - 0.63%
Equinix Inc			Semiconductors - 0.55%
4.75%, 06/15/2016 (a)	1,325	2,831	Intel Corp
priceline. com Inc			2.95%, 12/15/2035	160	169
0.35%, 06/15/2020 (f)	203	205	3.25%, 08/01/2039	275	330
1.00%, 03/15/2018	209	259	Microchip Technology Inc
VeriSign Inc			2.13%, 12/15/2037 (a)	1,175	1,776
3.25%, 08/15/2037 (a)	2,375	3,531	Micron Technology Inc
Web.com Group Inc			2.38%, 05/01/2032	975	1,501
1.00%, 08/15/2018	200	209	3.13%, 05/01/2032	425	645

		$7,035	Xilinx Inc

			2.63%, 06/15/2017	190	290
Investment Companies - 0.05%			3.13%, 03/15/2037 (a)	1,000	1,500

Ares Capital Corp					$6,211

5.75%, 02/01/2016 (a),(f)	525	564
			Software - 0.04%
			Nuance Communications Inc
Iron & Steel - 0.05%			2.75%, 11/01/2031	305	314
United States Steel Corp			Salesforce. com Inc
2.75%, 04/01/2019	284	293	0.25%, 04/01/2018 (f)	100	104

4.00%, 05/15/2014	250	255			$418

		$548

			Telecommunications - 0.04%
Machinery - Diversified - 0.09%			Ciena Corp
Chart Industries Inc			3.75%, 10/15/2018 (f)	270	345
2.00%, 08/01/2018 (a)	575	1,008
			JDS Uniphase Corp
			0.63%, 08/15/2033 (f)	100	100

Mining - 0.03%					$445

Alcoa Inc			TOTAL CONVERTIBLE BONDS		$41,054

5.25%, 03/15/2014	186	230		Principal
Stillwater Mining Co			MUNICIPAL BONDS - 0.28%	Amount (000's)	Value (000's)

1.75%, 10/15/2032	100	107

		$337	California - 0.11%

			Bay Area Toll Authority
			7.04%, 04/01/2050	$ 500	$606

See accompanying notes.

73

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

California (continued)			Beverages (continued)
State of California			DS Waters of America Inc, Term Loan
7.70%, 11/01/2030	$ 500	$588	(continued)

		$1,194	10.50%, 08/25/2017 (h)	$ 34	$35

Illinois - 0.05%					$405

Chicago Transit Authority			Building Materials - 0.01%
6.90%, 12/01/2040	500	567	CPG International Inc, Term Loan
			5.75%, 09/18/2019 (h)	65	65

New York - 0.10%
Metropolitan Transportation Authority			Chemicals - 0.12%
7.13%, 11/15/2030	500	577	Ascend Performance Materials LLC, Term
New York City Water & Sewer System			Loan B
5.72%, 06/15/2042	500	565	6.75%, 04/04/2018 (h)	128	123

		$1,142	MacDermid Inc, Term Loan

			4.00%, 06/05/2020 (h)	155	155
Texas - 0.02%			Nexeo Solutions LLC, Term Loan B
North Texas Higher Education Authority Inc			5.00%, 09/08/2017 (h)	134	132
1.37%, 04/01/2040 (h)	217	220
			OCI Beaumont LLC, Term Loan B1

			6.25%, 08/13/2019 (h)	51	51

TOTAL MUNICIPAL BONDS		$3,123	OCI Beaumont LLC, Term Loan B2

SENIOR FLOATING RATE INTERESTS -	Principal		6.25%, 08/13/2019 (h)	97	96
2.48%	Amount (000's)	Value (000's)	Taminco Global Chemical Corp, Term Loan

Advertising - 0.03%			B
			4.25%, 02/15/2019 (h)	224	225
Acosta Inc, Term Loan D
5.00%, 03/01/2018 (h)	$ 130	$131	Tata Chemicals North America Inc, Term
Getty Images Inc, Term Loan B			Loan B
4.75%, 10/03/2019 (h)	229	220	3.75%, 08/07/2020 (h)	95	95

		$351	Univar Inc, Term Loan B

			0.00%, 06/30/2017 (h),(k)	430	419

Aerospace & Defense - 0.12%					$1,296

Accudyne Industries Borrower SCA, Term
Loan			Coal - 0.07%
4.00%, 12/05/2019 (h)	850	842	Murray Energy Corp, Term Loan
			4.75%, 05/17/2019 (h)	15	15
Sequa Corp, Term Loan B
5.25%, 05/29/2017 (h)	124	125	Patriot Coal Corp, DIP Term Loan

Six3 Systems Inc, Term Loan			9.25%, 12/09/2013 (h)	746	750

7.00%, 09/20/2019 (h)	118	120			$765

TASC Inc/VA, Term Loan			Commercial Services - 0.05%
4.50%, 12/18/2015 (h)	158	156
			Harland Clarke Holdings Corp, Term Loan B
TransDigm Inc, Term Loan C			5.43%, 06/30/2017 (h)	327	322
3.75%, 02/28/2020 (h)	85	85

			KAR Auction Services Inc, Term Loan B
		$1,328	3.75%, 05/19/2017 (h)	199	200

Agriculture - 0.03%					$522

Arysta Lifescience SPC LLC, Term Loan			Computers - 0.01%
4.50%, 05/22/2020 (h)	215	215
			SunGard Data Systems Inc, Term Loan E
Pinnacle Operating Corp, Term Loan B			4.00%, 03/07/2020 (h)	155	156
4.75%, 11/14/2018 (h)	169	169

		$384

			Distribution & Wholesale - 0.03%
Airlines - 0.03%			American Builders & Contractors Supply Co
US Airways Inc, Term Loan B1			Inc, Term Loan B
4.25%, 05/21/2019 (h)	370	365	3.50%, 04/05/2020 (h)	275	273
			Spin Holdco Inc, Term Loan B
			4.25%, 11/08/2019 (h)	90	90

Automobile Manufacturers - 0.06%
Chrysler Group LLC, Term Loan B					$363

4.25%, 05/24/2017 (h)	519	525
			Diversified Financial Services - 0.09%
Navistar Inc, Term Loan B			Duff & Phelps LLC, Term Loan B

5.75%, 08/16/2017 (h)	175	177	4.50%, 03/12/2020 (h)	180	180

		$702	Faenza Acquisition GmbH, Term Loan B

			0.00%, 07/30/2020 (h),(k)	70	70
Automobile Parts & Equipment - 0.04%
TI Group Automotive Systems LLC, Term			Flying Fortress Inc, Term Loan
			3.50%, 06/30/2017 (h)	177	177
Loan B
5.50%, 03/27/2019 (h)	394	394	Springleaf Financial Funding Co, Term Loan
			B
			5.50%, 05/28/2017 (h)	240	240
Beverages - 0.04%			5.50%, 05/28/2017 (h)	323	323

DS Waters of America Inc, Term Loan					$990

0.00%, 08/19/2020 (h),(k)	370	370

See accompanying notes.

74

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Electric - 0.07%			Home Furnishings - 0.03%
Calpine Construction Finance Co LP, Delay-			Tempur Sealy International Inc, Term Loan B
Draw Term Loan B1-DD			3.50%, 12/31/2019 (h)	$ 372 $	368
3.00%, 04/24/2020 (h)	$ 265 $	262
Dynegy Inc, Term Loan B2
4.00%, 04/16/2020 (h)	175	174	Housewares - 0.03%
NRG Energy Inc, Term Loan B			Wilsonart International Holding LLC, Term
2.75%, 07/01/2018 (h)	379	376	Loan B

			4.00%, 10/24/2019 (h)	369	365
		$812

Electrical Components & Equipment - 0.03%			Insurance - 0.05%
Generac Power Systems Inc, Term Loan B			AmWINS Group Inc, Term Loan
3.50%, 06/22/2018 (h)	370	368
			5.00%, 02/20/2020 (h)	194	194
			Asurion LLC, Term Loan B1
Electronics - 0.02%			4.50%, 05/24/2019 (h)	104	103
Allflex Holdings III Inc, Term Loan			Asurion LLC, Term Loan B2
4.25%, 06/05/2020 (h)	125	125	3.50%, 06/19/2020 (h)	120	115
Sensus USA Inc, Term Loan			CGSC of Delaware Holdings Corp, Term
8.50%, 05/09/2018 (h)	80	78	Loan

		$203	8.25%, 10/16/2020 (h)	145	147

					$559

Entertainment - 0.04%
Kasima LLC, Term Loan B			Internet - 0.02%
3.25%, 05/17/2021 (h)	265	265	Zayo Group LLC, Term Loan B
WMG Acquisition Corp, Term Loan B			4.50%, 06/15/2019 (h)	164	164
3.75%, 07/07/2020 (h)	124	123

		$388	Iron & Steel - 0.04%

Environmental Control - 0.02%			Essar Steel Algoma Inc, Term Loan
Metal Services LLC, Term Loan			8.75%, 09/18/2014 (h)	358	363
7.75%, 05/30/2017 (h)	269	270	Tube City IMS Corp, Term Loan
			4.75%, 03/19/2019 (h)	95	95

					$458

Food - 0.26%
Del Monte Corp, Term Loan B-New			Leisure Products & Services - 0.03%
4.00%, 03/08/2018 (h)	850	849	SRAM LLC, Term Loan B
Dole Food Co Inc, Term Loan B			4.02%, 06/07/2018 (h)	346	343
3.75%, 04/25/2020 (h)	115	115
HJ Heinz Co, Term Loan B2			Lodging - 0.02%
3.50%, 03/27/2020 (h)	300	302
3.50%, 03/27/2020 (h)	400	402	Boyd Gaming Corp, Term Loan B
			4.00%, 08/07/2020 (h)	175	175
Hostess Brands Inc, Term Loan B			Seminole Hard Rock Entertainment Inc, Term
6.75%, 03/12/2020 (h)	260	266
			Loan B
Sprouts Farmers Markets Holdings LLC, Term			3.50%, 05/08/2020 (h)	75	75

Loan					$250

4.00%, 04/12/2020 (h)	165	165
SUPERVALU Inc, Term Loan			Machinery - Diversified - 0.07%
5.00%, 03/21/2019 (h)	461	462	Edwards Cayman Islands II Ltd, Term Loan
US Foods Inc, Term Loan B			B
4.50%, 05/31/2019 (h)	370	370	4.75%, 03/21/2020 (h)	349	350

		$2,931	Gardner Denver Inc, Term Loan

			4.25%, 07/23/2020 (h)	390	388

Food Service - 0.01%					$738

Brasa Inc, Term Loan
11.00%, 01/18/2020 (h)	84	84	Media - 0.14%
			Charter Communications Operating LLC,
			Term Loan E
Hand & Machine Tools - 0.01%			3.00%, 04/10/2020 (h)	295	292
Harbor Freight Tools USA Inc, Term Loan B
4.75%, 07/25/2019 (h)	90	91	Charter Communications Operating LLC,
			Term Loan F
			3.00%, 01/19/2021 (h)	190	188
Healthcare - Services - 0.04%			CSC Holdings LLC, Term Loan B
Apria Healthcare Group Inc, Term Loan			2.68%, 04/15/2020 (h)	370	365
6.75%, 04/01/2020 (h)	369	371	Springer Science & Business Media Inc, Term
United Surgical Partners International Inc,			Loan
Term Loan B			0.00%, 07/24/2020 (h),(k)	390	386
4.75%, 03/19/2019 (h)	79	80	Virgin Media Investment Holdings Ltd, Term

		$451	Loan B

			3.50%, 02/15/2020 (h)	370	368

					$1,599

See accompanying notes.

75

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Metal Fabrication & Hardware - 0.03%			Software (continued)
Ameriforge Group Inc, Term Loan B			BMC Software Inc, Term Loan
5.00%, 01/22/2020 (h)	$ 109 $	109	0.00%, 08/07/2020 (h),(k)		$400 $	399
Doncasters Group Ltd, Term Loan			0.00%, 08/07/2020 (h),(k)		199	199
5.50%, 04/05/2020 (h)	185	186	Deltek Inc, Term Loan B
Transtar Holding Company, Term Loan			5.00%, 10/04/2018 (h)		75	75
5.50%, 10/02/2018 (h)	45	45	Reynolds & Reynolds Co, Term Loan

		$340	0.00%, 08/05/2020 (h),(k)		212	213

			Rocket Software Inc, Term Loan
Mining - 0.08%			10.25%, 02/08/2019 (h)		150	149
Fairmount Minerals Ltd, Term Loan B-New			SS&C Technologies Holdings Europe SARL,
5.25%, 03/15/2017 (h)	276	275
			Term Loan B2
FMG Resources August 2006 Pty Ltd, Term			3.50%, 06/08/2019 (h)		35	35
Loan B			SS&C Technologies Inc, Term Loan B1
5.25%, 10/12/2017 (h)	561	563

			3.50%, 06/08/2019 (h)		341	340
		$838	Triple Point Technology Inc, Term Loan

Miscellaneous Manufacturing - 0.02%			9.25%, 07/09/2021 (h)		315	302
MEI Inc, Term Loan B			TriZetto Group Inc/The, Term Loan
5.00%, 08/20/2020 (h)	215	215	8.50%, 03/27/2019 (h)		55	50
			TriZetto Group Inc/The, Term Loan B
			4.75%, 05/02/2018 (h)		272	253
Oil & Gas - 0.02%			Verint Systems Inc, Term Loan B
Pacific Drilling SA, Term Loan B			4.00%, 08/14/2019 (h)		50	50

4.50%, 05/18/2018 (h)	200	201
						$2,515

Power Buyer LLC, Term Loan
4.25%, 05/06/2020 (h)	65	64	Telecommunications - 0.29%

		$265	Alcatel-Lucent USA Inc, Term Loan C

			5.75%, 01/29/2019 (h)		1,161	1,165
Oil & Gas Services - 0.02%			Alcatel-Lucent USA Inc, Term Loan D
Pinnacle Holdco Sarl, Term Loan			6.25%, 01/29/2019 (h)	EUR	552	732
10.50%, 07/24/2020 (h)	115	115
			Crown Castle Operating Co, Term Loan B
Preferred Proppants LLC, Term Loan B			0.00%, 01/31/2019 (h),(k)		$440	436
9.00%, 12/15/2016 (h)	103	63
			Integra Telecom Holdings Inc, Term Loan
Stallion Oilfield Holdings Inc, Term Loan			5.25%, 02/22/2019 (h)		60	60
8.00%, 06/18/2018 (h)	80	80

			Level 3 Communications Inc Term Loan
		$258	4.00%, 08/01/2019 (h)		70	70

Packaging & Containers - 0.04%			Level 3 Financing Inc, Term Loan BII
			4.75%, 08/01/2019 (h)		290	290
Berlin Packaging LLC, Term Loan
4.75%, 03/28/2020 (h)	260	260	LTS Buyer LLC, Term Loan
			4.50%, 04/01/2020 (h)		260	261
FPC Holdings Inc, Term Loan
5.25%, 11/15/2019 (h)	100	96	Securus Technologies Holdings Inc, Term
Pact Group Inc, Term Loan			Loan
3.75%, 05/22/2020 (h)	145	144	4.75%, 04/17/2020 (h)		235	231

		$500				$3,245

			TOTAL SENIOR FLOATING RATE INTERESTS			$27,825

Pharmaceuticals - 0.05%			U. S. GOVERNMENT & GOVERNMENT	Principal
Quintiles Transnational Corp, Term Loan B2			AGENCY OBLIGATIONS - 9.34%	Amount (000's) Value (000's)

4.00%, 06/08/2018 (h)	299	300
Valeant Pharmaceuticals International Inc,			Federal Home Loan Bank - 0.12%
Term Loan BE			0.05%, 11/27/2013 (l)		$1,400 $	1,400
4.50%, 06/26/2020 (h)	244	246

		$546	Federal Home Loan Mortgage Corporation (FHLMC) -

			0.09%
Pipelines - 0.02%			4.50%, 05/01/2039		380	400
NGPL PipeCo LLC, Term Loan B			4.50%, 11/01/2039		518	545

6.75%, 05/04/2017 (h)	253	238				$945

			Federal National Mortgage Association (FNMA) - 1.46%
Private Equity - 0.01%			2.50%, 01/01/2043		3,937	3,598
HarbourVest Partners LLC, Term Loan			3.00%, 10/01/2042		807	775
4.75%, 11/20/2017 (h)	137	137
			3.00%, 12/01/2042		988	948
			3.00%, 12/01/2042		3,945	3,788
Retail - 0.02%			3.00%, 04/01/2043		113	108
Serta Simmons Holdings LLC, Term Loan B			3.00%, 06/01/2043		989	950
5.00%, 09/19/2019 (h)	199	200	3.00%, 06/01/2043		993	954
			3.00%, 06/01/2043		71	68
			3.00%, 06/01/2043		995	955
Software - 0.22%			3.50%, 11/01/2025		1,039	1,087
Applied Systems Inc, Term Loan			3.50%, 02/01/2026		365	382
8.25%, 06/08/2017 (h)	70	70
			4.00%, 04/01/2024		215	227
Blackboard Inc, Term Loan B2			4.00%, 02/01/2025		13	13
6.25%, 10/04/2018 (h)	379	380
			4.00%, 05/01/2025		733	774

See accompanying notes.

76

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

U. S. GOVERNMENT & GOVERNMENT	Principal		REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Banks (continued)
4.00%, 12/01/2039	$1,038	$1,074	Barclays Bank PLC Repurchase Agreement;	$800	$800
5.00%, 05/01/2039	367	399	0.05% dated 08/30/2013 maturing
5.00%, 06/01/2041	241	261	09/03/2013 (collateralized by US

		$16,361	Government Security; $814,382; 2.00%;

Government National Mortgage Association (GNMA) -			dated 01/15/14)
0.52%			Barclays Bank PLC Repurchase Agreement on	2,124	2,124
3.00%, 06/15/2043	646	627	securities sold short; (0.20)% dated
3.00%, 06/15/2043	2,340	2,272	08/01/2013 (collateralized by South Africa
3.00%, 06/15/2043	2,988	2,901	Government International Bond;

		$5,800	$2,089,167; 5.50%; dated 03/09/20) (b),(0)

			Barclays Bank PLC Repurchase Agreement on	1,335	1,336
U. S. Treasury - 5.18%			securities sold short; (0.30)% dated
0.13%, 07/31/2014	400	400	07/25/2013 (collateralized by Spain
0.25%, 04/30/2014	5,300	5,305	Government Bond; $1,381,350; 4.80%;
0.25%, 05/31/2014	400	400	dated 01/31/24) (b),(0)
0.25%, 08/31/2014	100	100	Barclays Bank PLC Repurchase Agreement on	1,881	1,882
0.50%, 08/15/2014	800	803	securities sold short; (0.50)% dated
0.63%, 07/15/2014	2,800	2,812	07/29/2013 (collateralized by IDBI Bank
0.63%, 04/30/2018	17,900	17,201	Ltd/DIFC Dubai; $1,785,815; 3.75%; dated
1.00%, 05/15/2014	1,000	1,006	01/25/19) (b),(0)
1.00%, 06/30/2019	200	190	Barclays Bank PLC Repurchase Agreement on	852	852
1.00%, 09/30/2019	100	94	securities sold short; (0.50)% dated
1.25%, 04/15/2014	2,300	2,316	08/13/2013 (collateralized by Mongolia
1.38%, 06/30/2018	15,400	15,272	Government International Bond; $812,243;
1.38%, 07/31/2018 (j)	5,700	5,646	5.13%; dated 12/05/22) (b),(0)
1.38%, 02/28/2019	500	490	Barclays Bank PLC Repurchase Agreement on	884	884
1.88%, 06/30/2020	1,900	1,865	securities sold short; (0.85)% dated
2.00%, 07/31/2020	2,000	1,976	08/22/2013 (collateralized by Cementos
2.63%, 11/15/2020	900	923	Pacasmayo SAA; $875,375; 4.50%; dated
2.75%, 11/15/2042 (a),(m),(n)	1,100	913	02/08/23) (b),(0)
7.50%, 11/15/2024 (m)	200	289

			Barclays Bank PLC Repurchase Agreement on	1,750	1,752
		$58,001	securities sold short; (1.35)% dated

U. S. Treasury Bill - 1.46%			08/07/2013 (collateralized by Qtel
0.02%, 10/24/2013 (j),(l)	5,000	5,000	International Finance Ltd; $1,672,750;
0.03%, 10/31/2013 (j),(l)	5,000	5,000	4.50%; dated 01/31/43) (b),(0)
0.07%, 01/16/2014 (l),(n)	4,700	4,699	Barclays Bank PLC Repurchase Agreement on	958	960
0.07%, 01/23/2014 (l)	100	100	securities sold short; (1.50)% dated
0.11%, 09/19/2013 (l),(m)	505	505	07/03/2013 (collateralized by Country
0.12%, 07/24/2014 (l)	100	100	Garden Holdings Co Ltd; $930,625; 7.50%;
0.14%, 08/21/2014 (l)	1,000	999	dated 01/10/23) (b),(0)

		$16,403	Barclays Bank PLC Repurchase Agreement on	940	940

			securities sold short; (3.50)% dated
U. S. Treasury Inflation-Indexed Obligations - 0.51%			08/22/2013 (collateralized by New World
0.13%, 01/15/2023	506	482	Resources NV; $920,534; 7.88%; dated
0.63%, 07/15/2021 (m),(n)	4,455	4,545	05/01/18) (b),(0)
0.75%, 02/15/2042	827	696	Investment in Joint Trading Account; Barclays	1,877	1,877

		$5,723	Bank Repurchase Agreement; 0.04% dated

TOTAL U. S. GOVERNMENT & GOVERNMENT AGENCY			08/30/2013 maturing 09/03/2013
OBLIGATIONS		$104,633	(collateralized by US Government Security;

	Principal		$1,914,707; 4.50%; dated 08/15/39)
COMMERCIAL PAPER - 0.02%	Amount (000's)	Value (000's)	Investment in Joint Trading Account; Credit	2,682	2,682

			Suisse Repurchase Agreement; 0.04%
Diversified Financial Services - 0.02%			dated 08/30/2013 maturing 09/03/2013
Ford Motor Credit Co			(collateralized by US Government
1.10%, 10/04/2013	200	200	Securities; $2,735,296; 4.38% - 6.13%;

			dated 11/15/27 - 02/15/40)

TOTAL COMMERCIAL PAPER		$200	Investment in Joint Trading Account; Deutsche	4,183	4,183

	Maturity		Bank Repurchase Agreement; 0.06% dated
REPURCHASE AGREEMENTS - 2.05%	Amount (000's)	Value (000's)	08/30/2013 maturing 09/03/2013

Banks - 2.05%			(collateralized by US Government
Barclays Bank PLC Repurchase Agreement on $	966	$966	Securities; $4,267,063; 0.00% - 2.23%;
securities sold short; (1.00)% dated			dated 10/15/13 - 12/06/22)
07/29/2013 (collateralized by Bank of			Investment in Joint Trading Account; Merrill	$1,790	$1,790
India/London; $928,741; 3.63%; dated			Lynch Repurchase Agreement; 0.03%
09/21/18) (b),(0)			dated 08/30/2013 maturing 09/03/2013
			(collateralized by US Government
			Securities; $1,825,662; 2.38% - 2.63%;
			dated 01/31/18 - 06/30/18)

			TOTAL REPURCHASE AGREEMENTS		$23,028

See accompanying notes.

77

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

TOTAL PURCHASED OPTIONS - 0.28%	$3,098	Portfolio Summary (unaudited)

TOTAL PURCHASED INTEREST RATE SWAPTIONS -		Sector	Percent

0.02%	$213	Financial	14 .54%

TOTAL PURCHASED CREDIT DEFAULT SWAPTIONS -		Consumer, Non-cyclical	13 .97%
0.00%	$2	Government	10 .94%

Total Investments	$ 1,025,475	Industrial	9 .84%
Other Assets in Excess of Liabilities, Net - 8.48%	$94,960	Communications	9 .79%

TOTAL NET ASSETS - 100.00%	$1,120,435	Consumer, Cyclical	9 .75%

		Technology	6 .47%
		Energy	6 .06%
(a)	Security or a portion of the security was pledged as collateral for short	Mortgage Securities	4 .48%
	sales. At the end of the period, the value of these securities totaled	Basic Materials	2 .87%
	$117,831 or 10.52% of net assets.	Utilities	1 .12%
(b)	Non-Income Producing Security	Asset Backed Securities	1 .05%
(c)	Security or a portion of the security was pledged to cover margin	Purchased Options	0 .28%
	requirements for options contracts. At the end of the period, the value of	Revenue Bonds	0 .23%
	these securities totaled $12,447 or 1.11% of net assets.	Diversified	0 .06%
(d)	Security is Illiquid	General Obligation Unlimited	0 .05%
(e)	Fair value of these investments is determined in good faith by the	Purchased Interest Rate Swaptions	0 .02%
	Manager under procedures established and periodically reviewed by the	Purchased Credit Default Swaptions	0 .00%
	Board of Directors. At the end of the period, the fair value of these	Investments Sold Short	(24 .93)%
	securities totaled $5,346 or 0.48% of net assets.	Other Assets in Excess of Liabilities, Net	33 .41%

(f)	Security exempt from registration under Rule 144A of the Securities Act of	TOTAL NET ASSETS	100.00%

1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $78,401 or 7.00% of net assets.
(g)	Restricted Security. At the end of the period, the value of this security totaled $32 or 0.00% of the net assets. The security was purchased
September 26, 2012 at a cost of $33.
(h)	Variable Rate. Rate shown is in effect at August 31, 2013.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j)	Security or portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $12,843 or 1.15% of net assets.
(k)	This Senior Floating Rate Note will settle after August 31, 2013, at which time the interest rate will be determined.
(l)	Rate shown is the discount rate of the original purchase.
(m)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $808 or 0.07% of net assets.
(n)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,368 or 0.12% of net assets.
(o)	Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days notice.

Credit Default Swaps

Buy Protection

		(Pay)/				Upfront	Unrealized
		Receive	Expiration	Notional		Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount	Fair Value Paid/(Received)		(Depreciation)

Bank of America NA	ABX.HE.AAA.06-2 BP	(0.11)%	05/25/2046	$92	$ 29 $	36 $	(7)
Bank of America NA	Australia & New Zealand Banking	(1.00)%	06/20/2018	100		(1)	1
	Group; 3.75%; 03/10/2017
Bank of America NA	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	09/20/2017	100	(1)	1	(2)
Bank of America NA	Costco Wholesale Corp; 5.50%;	(1.00)%	03/20/2017	200	(6)	(4)	(2)
	03/15/2017

See accompanying notes.

78

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Credit Default Swaps (continued)

Buy Protection (continued)

		(Pay)/					Upfront	Unrealized
		Receive	Expiration	Notional			Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount		Fair Value Paid/(Received) (Depreciation)

Bank of America NA	DDR Corp; 7.50%; 07/15/2018	(1.00)%	09/20/2017		$200	$ $	7 $	(7)
Bank of America NA	iTraxx Japan 16 5 Year	(1.00)%	12/20/2016	JPY	10,000	(1)	4	(5)
Bank of America NA	Kimco Realty Corp; 4.82%; 06/01/2014	(1.00)%	09/20/2017		$100	(1)	1	(2)
Bank of America NA	Limited Brands; 6.90%; 07/15/2017	(1.00)%	03/20/2017		200	2	7	(5)
Bank of America NA	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	03/20/2017		700	(10)	3	(13)
	07/15/2017
Bank of America NA	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	06/20/2017		100	(1)		(1)
	07/15/2017
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	06/20/2017		200	(3)	(1)	(2)
	11/10/2015
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	03/20/2017		400	(7)	(1)	(6)
	11/10/2015
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	12/20/2017		100	(1)		(1)
	11/10/2015
Bank of America NA	Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		100	(2)	(1)	(1)
Bank of America NA	Standard Chartered Bank	(1.00)%	06/20/2017	EUR	100		2	(2)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	03/20/2017		$300	(8)	(4)	(4)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	09/20/2017		200	(6)	(5)	(1)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	03/20/2017		200	(5)	(4)	(1)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	06/20/2017		100	(3)	(2)	(1)
Bank of America NA	Wal-Mart Stores Inc; 5.88%;	(1.00)%	06/20/2017		200	(6)	(5)	(1)
	04/05/2027
Barclays Bank PLC	ABX.HE.AAA.07-1 BP	(0.09)%	08/25/2037		89	43	44	(1)
Barclays Bank PLC	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	06/20/2017	EUR	100		8	(8)
Barclays Bank PLC	EI Du Pont de Nemours; 5.25%;	(1.00)%	03/20/2018		$100	(2)	(2)
	12/15/2016
Barclays Bank PLC	Lockheed Martin Corp; 7.65%;	(1.00)%	03/20/2018		100	(2)	(1)	(1)
	05/01/2016
Barclays Bank PLC	Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		100	(2)	(1)	(1)
Barclays Bank PLC	Qwest; 7.20%; 11/10/2026	(1.00)%	03/20/2018		100
Barclays Bank PLC	Raytheon Co; 7.20%; 08/15/2027	(1.00)%	03/20/2018		100	(3)	(2)	(1)
Barclays Bank PLC	Yum Brands Inc; 6.25%; 03/15/2018	(1.00)%	12/20/2017		100	(3)	(2)	(1)
BNP Paribas	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	09/20/2017		300	(5)	(1)	(4)
BNP Paribas	DJ ITRAXX19SEN2	(1.00)%	06/20/2018	EUR	300	9	7	2
BNP Paribas	Lockheed Martin Corp; 7.65%;	(1.00)%	09/20/2017		$200	(5)	(3)	(2)
	05/01/2016
BNP Paribas	Newell Rubbermaid Inc; 6.25%;	(1.00)%	06/20/2018		100	(2)	(2)
	04/15/2018
BNP Paribas	UPS; 8.38%; 04/01/2030	(1.00)%	09/20/2017		200	(6)	(5)	(1)
Citigroup Inc	Brazilian Government International	(1.00)%	06/20/2018		5,000	230	32	198
	Bond; 12.25%; 03/06/2030
Citigroup Inc	CDX. 19. EM	(5.00)%	06/20/2018		550	(35)	(37)	2
Citigroup Inc	CDX. 19. EM. 5	(5.00)%	06/20/2018		8,000	(514)	(566)	52
Citigroup Inc	CDX. IG. 19	(1.00)%	12/20/2017		1,100	(12)	(5)	(7)
Citigroup Inc	ITRAXX. ASIA	(1.00)%	06/20/2018		5,000	137	19	118
Citigroup Inc	ITRAXX. SOVX	(1.00)%	06/20/2018		5,000	338	200	138
Citigroup Inc	ITX.CC.519	(1.00)%	06/20/2018		5,000	428	343	85
Credit Suisse	CDX.19.IG.1	(1.00)%	12/20/2017		1,200	(13)	(10)	(3)
Credit Suisse	CDX. 20. HY. 5	(5.00)%	06/20/2018		1,500	(59)	(97)	38
Credit Suisse	CDX. 20. HY. 5	(5.00)%	06/20/2018		700	(28)	(34)	6
Credit Suisse	CDX. 20. HY. 5	(5.00)%	06/20/2018		1,550	(60)	(45)	(15)
Credit Suisse	CDX. IG. 19	(1.00)%	12/20/2017		900	(10)	(3)	(7)
Credit Suisse	Ericsson LM Telefon AB; 5.38%;	(1.00)%	03/20/2018	EUR	100		2	(2)
	06/27/2017
Credit Suisse	Ericsson LM Telefon AB; 5.38%;	(1.00)%	09/20/2017		100	(1)	3	(4)
	06/27/2017
Credit Suisse	General Mills Inc; 5.7%; 02/15/2017	(1.00)%	06/20/2018		$1,400	(43)	(35)	(8)
Credit Suisse	HJ Heinz Co; 6.375%; 07/15/2028	(1.00)%	03/20/2018		1,300	20	38	(18)
Credit Suisse	ITRX.18.EUR	(5.00)%	12/20/2017	EUR	100	(16)	(16)
Credit Suisse	ITRX.EUR.S	(5.00)%	12/20/2017		600	(95)	(54)	(41)
Credit Suisse	Lockheed Martin Corp; 7.65%;	(1.00)%	09/20/2017		$100	(2)	(1)	(1)
	05/01/2016
Credit Suisse	McDonalds Corp; 5.80%; 10/15/2017	(1.00)%	09/20/2017		100	(4)	(3)	(1)
Credit Suisse	Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		200	(4)	(1)	(3)
Credit Suisse	Westvaco Corp; 7.95%; 02/15/2031	(1.00)%	12/20/2017		1,150	(3)	10	(13)
Credit Suisse	Whirlpool Corp; 7.75%; 07/15/2016	(1.00)%	12/20/2017		800	(4)	14	(18)
Deutsche Bank AG	Arrow Electronics Inc; 6.88%;	(1.00)%	03/20/2017		100	(1)		(1)
	06/01/2018

See accompanying notes.

79

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Credit Default Swaps (continued)

Buy Protection (continued)

		(Pay)/					Upfront	Unrealized
		Receive	Expiration	Notional			Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount		Fair Value Paid/(Received) (Depreciation)

Deutsche Bank AG	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	03/20/2017	EUR	200	$(1) $	7 $	(8)
Deutsche Bank AG	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	03/20/2018		100		1	(1)
Deutsche Bank AG	CDX. 20. HY. 5	(5.00)%	06/20/2018		$1,200	(46)	(71)	25
Deutsche Bank AG	DJ ITRAXX17SEN2	(1.00)%	06/20/2017	EUR	300	7	11	(4)
Deutsche Bank AG	DJ ITRAXX19SEN2	(1.00)%	06/20/2018		200	6	5	1
Deutsche Bank AG	Home Depot Inc; 5.88%; 12/16/2036	(1.00)%	06/20/2017		$100	(3)	(2)	(1)
Deutsche Bank AG	Honeywell International; 5.70%;	(1.00)%	09/20/2017		100	(4)	(3)	(1)
	03/15/2036
Deutsche Bank AG	Northrop Grumman Corp; 7.75%;	(1.00)%	09/20/2017		100	(3)	(2)	(1)
	02/15/2031
Deutsche Bank AG	Starwood Hotels; 6.75%; 05/15/2018	(1.00)%	03/20/2017		100	(2)		(2)
Deutsche Bank AG	Windstream Corp; 7.88%; 11/01/2017	(5.00)%	09/20/2018		425	(16)	(12)	(4)
Goldman Sachs & Co	ABX.HE.AAA.07-1 BP	(0.09)%	08/25/2037		89	43	44	(1)
Goldman Sachs & Co	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	03/20/2018		100	(1)	(1)
Goldman Sachs & Co	Cox Communications Inc; 6.80%;	(1.00)%	09/20/2017		100	(1)	(2)	1
	08/01/2028
Goldman Sachs & Co	Home Depot Inc; 5.88%; 12/16/2036	(1.00)%	12/20/2016		100	(2)	(1)	(1)
Goldman Sachs & Co	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	06/20/2017		100	(2)		(2)
	07/15/2017
Goldman Sachs & Co	Marriott International Inc; 5.81%;	(1.00)%	09/20/2017		100	(2)	1	(3)
	11/10/2015
Goldman Sachs & Co	McDonalds Corp; 5.80%; 10/15/2017	(1.00)%	09/20/2017		100	(4)	(3)	(1)
Goldman Sachs & Co	Newell Rubbermaid Inc; 6.25%;	(1.00)%	09/20/2017		100	(2)		(2)
	04/15/2018
Goldman Sachs & Co	Newell Rubbermaid Inc; 6.25%;	(1.00)%	03/20/2018		100	(2)	(1)	(1)
	04/15/2018
Goldman Sachs & Co	Stanley Works; 4.90%; 11/01/2012	(1.00)%	09/20/2017		100	(2)	(1)	(1)
Goldman Sachs & Co	Target Corp; 5.38%; 05/01/2017	(1.00)%	03/20/2018		100	(3)	(3)
JP Morgan Chase	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	06/20/2017	EUR	100		8	(8)
JP Morgan Chase	China Government International Bond;	(1.00)%	06/20/2018		$4,500	5	(44)	49
	4.25%; 10/28/2014
JP Morgan Chase	DJ ITRAXX16SEN2	(1.00)%	12/20/2016	EUR	200	5	8	(3)
JP Morgan Chase	Lockheed Martin Corp; 7.65%;	(1.00)%	06/20/2017		$100	(2)	(1)	(1)
	05/01/2016
JP Morgan Chase	Mexico Government International	(1.00)%	06/20/2018		4,000	55	(13)	68
	Bond; 5.95%; 03/19/2019
JP Morgan Chase	Northrop Grumman Corp; 7.75%;	(1.00)%	06/20/2017		100	(2)	(2)
	02/15/2031
JP Morgan Chase	Raytheon Co; 7.20%; 08/15/2027	(1.00)%	06/20/2017		100	(2)	(2)
JP Morgan Chase	Turkey Government International	(1.00)%	06/20/2018		3,500	210	40	170
	Bond; 11.875%; 01/15/2030
Merrill Lynch	Bank of Scotland PLC; 0.50%;	(1.00)%	06/20/2017	EUR	600	(11)	23	(34)
	05/10/2013
Merrill Lynch	CDX.19.IG	(1.00)%	12/20/2017		$975	(11)	(7)	(4)
Merrill Lynch	CDX. IG.19	(1.00)%	12/20/2017		350	(4)	(2)	(2)
Merrill Lynch	Electricite de France SA; 5.63%;	(1.00)%	12/20/2017	EUR	750	(16)	2	(18)
	02/21/2033
Merrill Lynch	Frontier Communications; 9.00%;	(5.00)%	09/20/2018		$425	(20)	(18)	(2)
	08/15/2031
Merrill Lynch	Iberdrola Finanzas SAU; 3.50%;	(1.00)%	09/20/2018	EUR	575	31	41	(10)
	06/22/2015
Merrill Lynch	ITRX.18.EUR	(5.00)%	12/20/2017		400	(63)	(58)	(5)
Merrill Lynch	ITRX.18.EUR	(5.00)%	12/20/2017		475	(75)	(47)	(28)
Merrill Lynch	ITRX.EUR.S	(5.00)%	06/20/2018		1,000	(162)	(140)	(22)
Merrill Lynch	ITRX. EUR. XOV	(5.00)%	12/20/2017		500	(31)	11	(42)
Merrill Lynch	Textron Financial Corp; 5.13%;	(1.00)%	03/20/2017		$700	(16)	(15)	(1)
	08/15/2014
Merrill Lynch	Westvaco Corp; 7.95%; 02/15/2031	(1.00)%	09/20/2017		200	(1)	2	(3)
UBS AG	DJ ITRAXX9EU 10YR Tranche 22-	(0.25)%	06/20/2018	EUR	1,800	24	11	13
	100
UBS AG	Marriott International Inc; 5.81%;	(1.00)%	03/20/2017		$100	(2)	(1)	(1)
	11/10/2015
UBS AG	Union Pacific Corp; 6.63%; 02/01/2029	(1.00)%	09/20/2017		100	(3)	(2)	(1)

Total						$110 $	(412) $	522

See accompanying notes.

80

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Credit Default Swaps (continued)

Sell Protection

		Implied
		Credit Spread	(Pay)/						Upfront	Unrealized
		as of August Receive		Expiration	Notional		Fair Value Premiums			Appreciation/
Counterparty (Issuer)	Reference Entity	31, 2013 (c) Fixed Rate		Date	Amount (a)		(b)	Paid/(Received) (Depreciation)

Citigroup Inc	KB Home; 9.10%;	3.87%	5.00%	09/20/2018		$425	$22		$23	$(1)
	09/15/2017
Credit Suisse	Energy Future	32.99%	5.00%	06/20/2018		750	(182)		(74)	(108)
	Intermediate Holding Co
	LLC / EFIH Finance Inc;
	11.25%; 12/01/2018
Credit Suisse	Energy Future	33.69%	5.00%	06/20/2015		750	(178)		(64)	(114)
	Intermediate Holding Co
	LLC / EFIH Finance Inc;
	11.25%; 12/01/2018
Credit Suisse	Telecom Italia SPA;	3.56%	1.00%	09/20/2018	EUR	325	(50)		(56)	6
	5.38%; 01/29/2019
Deutsche Bank AG	Berkshire Hathaway Inc;	1.15%	1.00%	09/20/2020		$100	(1)		(1)
	1.90%; 01/31/2017
Deutsche Bank AG	General Electric Capital	0.28%	1.00%	06/20/2014		100	1		1
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	Goldman Sachs Group	0.60%	1.00%	09/20/2014		200	1		1
	Inc; 5.95%; 01/18/2018
Deutsche Bank AG	Goldman Sachs Group	0.53%	1.00%	06/20/2014		200	1		1
	Inc; 5.95%; 01/18/2018
Deutsche Bank AG	Morgan Stanley; 6.00%;	0.59%	1.00%	06/20/2014		100
	04/28/2015
Merrill Lynch	International Lease	3.64%	5.00%	09/20/2018		425	26		29	(3)
	Finance Corp; 8.25%;
	12/15/2020

Total								$(360) $	(140)	$(220)

Amounts in thousands

Exchange Cleared Credit Default Swaps

Buy Protection

			(Pay)/
			Receive	Expiration	Notional				Unrealized Appreciation/
	Reference Entity		Fixed Rate	Date	Amount		Fair Value		(Depreciation)

	CDX.20.HY		(5.00)%	06/20/2018		$3,000	$(117)	$		(32)
	CDX.20.HY		(5.00)%	06/20/2018		6,500	(253)			(72)
	CDX.20.IG		(1.00)%	06/20/2018		2,000	(15)			6
	CDX.20.IG		(1.00)%	06/20/2018		11,000	(82)			(16)
	CDX.HY.17.5Y		(5.00)%	12/20/2016		48	(3)			(1)
	CDX.HY19.5Y		(5.00)%	12/20/2017		350	(18)			(19)
	CDX. IG.17.5Y		(1.00)%	12/20/2016		200	(3)			(3)
	CDX. NA. HY. 20		(5.00)%	06/20/2018		250	(10)
	CDX. NA. HY. 20		(5.00)%	06/20/2018		250	(10)			(1)
	CDX. NA. HY. 20		(5.00)%	06/20/2018		250	(10)
	CDX. NA. HY. 20		(5.00)%	06/20/2018		250	(10)
	CDX. NA. HY. 20		(5.00)%	06/20/2018		75	(3)
	DJ ITRAXX17EU2		(1.00)%	06/20/2017	EUR	10,000	(45)			(51)
	DJ ITRAXX17XOV2		(5.00)%	06/20/2017		300	(24)			(1)
	DJ ITRAXX18EU2		(1.00)%	12/20/2017		600	(1)			(4)
	DJ ITRAXX18XOV2		(5.00)%	12/20/2017		200	(12)			(4)
	DJ ITRAXX19EU2		(1.00)%	06/20/2018		800	3			(7)
	ITRAX.EUR.CR		(5.00)%	06/20/2018		3,500	(122)			(122)

Total							$(735)	$		(327)

Sell Protection

		Implied
		Credit Spread	(Pay)/
		as of August Receive		Expiration	Notional		Fair Value		Unrealized Appreciation/
	Reference Entity	31, 2013 (c) Fixed Rate		Date	Amount (a)		(b)		(Depreciation)

	CDX. NA. HY. 20	N/A	5.00%	06/20/2018		$325	$13	$		3
	CDX. NA. HY. 20	N/A	5.00%	06/20/2018		75	3			1
	CDX. NA. HY. 20	N/A	5.00%	06/20/2018		2,000	78			14

Total							$94	$		18

See accompanying notes.

81

Schedule of Investments Global Multi-Strategy Fund August 31, 2013

Credit Default Swaps and Exchange Cleared Credit Default Swaps (continued)

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $5,450 and 325 EUR.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Amounts in thousands

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept In Exchange For		Fair Value	Appreciation/(Depreciation)

Australian Dollar	Bank of America NA	09/03/2013	4,837,000 $	4,330	$ 4,305	$(25)
Australian Dollar	Royal Bank of Scotland PLC	09/18/2013	12,501,000	11,515	11,115	(400)
Brazilian Real	Bank of America NA	02/18/2014	89,477	43	36	(7)
Brazilian Real	Credit Suisse	09/26/2013	2,600,000	1,105	1,084	(21)
Brazilian Real	Credit Suisse	11/04/2013	150,915	65	62	(3)
Brazilian Real	JP Morgan Chase	10/02/2013	742,954	306	309	3
Brazilian Real	Royal Bank of Scotland PLC	09/18/2013	7,200,000	3,126	3,008	(118)
Brazilian Real	UBS AG	09/04/2013	742,954	324	311	(13)
British Pound Sterling	Barclays Bank PLC	09/12/2013	1,080,000	1,695	1,673	(22)
British Pound Sterling	Credit Suisse	09/03/2013	1,125,000	1,730	1,743	13
British Pound Sterling	Royal Bank of Scotland PLC	09/18/2013	8,752,000	13,526	13,561	35
British Pound Sterling	UBS AG	09/12/2013	250,000	392	387	(5)
Canadian Dollar	Royal Bank of Scotland PLC	09/16/2013	490,751	475	466	(9)
Canadian Dollar	Royal Bank of Scotland PLC	09/18/2013	9,785,000	9,442	9,288	(154)
Chilean Peso	Royal Bank of Scotland PLC	09/23/2013	69,899,000	138	137	(1)
Chinese Renminbi	UBS AG	10/17/2013	1,174,435	189	191	2
Colombian Peso	Royal Bank of Scotland PLC	09/18/2013	110,000,000	58	57	(1)
Czech Koruna	Royal Bank of Scotland PLC	09/18/2013	52,900,000	2,722	2,717	(5)
Danish Krone	Royal Bank of Scotland PLC	09/18/2013	1,123,000	199	199
Euro	Bank of America NA	09/03/2013	1,624,000	2,166	2,146	(20)
Euro	Bank of New York Mellon	09/27/2013	932,181	1,238	1,232	(6)
Euro	Deutsche Bank AG	09/17/2013	223,000	299	295	(4)
Euro	JP Morgan Chase	10/11/2013	108,000	141	143	2
Euro	Royal Bank of Scotland PLC	09/06/2013	384,416	513	508	(5)
Euro	Royal Bank of Scotland PLC	09/18/2013	24,135,000	31,771	31,898	127
Euro	Royal Bank of Scotland PLC	12/04/2013	225,363	300	298	(2)
Euro	Royal Bank of Scotland PLC	04/07/2014	6,963	9	9
Euro	UBS AG	09/03/2013	253,000	338	334	(4)
Hungarian Forint	Royal Bank of Scotland PLC	09/18/2013	1,142,000,000	5,022	5,009	(13)
Indian Rupee	Royal Bank of Scotland PLC	09/18/2013	118,743,000	1,970	1,791	(179)
Indonesian Rupiah	Royal Bank of Scotland PLC	09/18/2013	369,226,000	35	34	(1)
Israeli New Shekel	Royal Bank of Scotland PLC	09/18/2013	6,420,000	1,773	1,768	(5)
Japanese Yen	Bank of America NA	10/17/2013	57,500,000	590	586	(4)
Japanese Yen	Bank of New York Mellon	09/18/2013	22,950,000	234	234
Japanese Yen	Royal Bank of Scotland PLC	09/18/2013	2,221,789,000	22,667	22,632	(35)
Japanese Yen	UBS AG	09/18/2013	401,668,000	4,100	4,091	(9)
Malaysian Ringgit	Deutsche Bank AG	09/05/2013	5,600,000	1,697	1,705	8
Malaysian Ringgit	Royal Bank of Scotland PLC	09/18/2013	15,559,000	4,948	4,734	(214)
Mexican Peso	JP Morgan Chase	09/18/2013	81,613	6	6
Mexican Peso	Royal Bank of Scotland PLC	09/18/2013	66,579,000	5,184	4,978	(206)
New Taiwan Dollar	Royal Bank of Scotland PLC	09/18/2013	60,482,000	2,020	2,022	2
New Zealand Dollar	Royal Bank of Scotland PLC	09/18/2013	16,007,000	12,732	12,356	(376)
Norwegian Krone	Royal Bank of Scotland PLC	09/18/2013	61,575,000	10,490	10,058	(432)
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	09/18/2013	11,000	4	4
Philippine Peso	Deutsche Bank AG	09/03/2013	75,000,000	1,723	1,682	(41)
Philippine Peso	Deutsche Bank AG	10/03/2013	75,000,000	1,683	1,682	(1)
Philippine Peso	Royal Bank of Scotland PLC	09/18/2013	94,000,000	2,165	2,108	(57)
Polish Zloty	Royal Bank of Scotland PLC	09/18/2013	23,944,000	7,358	7,404	46
Russian Rouble	JP Morgan Chase	03/12/2014	5,212,550	160	156	(4)
Russian Rouble	Royal Bank of Scotland PLC	09/18/2013	45,915,000	1,418	1,374	(44)
Singapore Dollar	Royal Bank of Scotland PLC	09/18/2013	2,490,000	1,975	1,953	(22)

See accompanying notes.

82

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Foreign Currency Contracts (continued)

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept In Exchange For		Fair Value	Appreciation/(Depreciation)

South African Rand	Royal Bank of Scotland PLC	09/18/2013	42,500,000 $	4,180	$ 4,127	$(53)
South Korean Won	Royal Bank of Scotland PLC	09/23/2013	8,025,032,000	7,148	7,225	77
Swedish Krona	Royal Bank of Scotland PLC	09/18/2013	74,617,000	11,365	11,258	(107)
Swiss Franc	Royal Bank of Scotland PLC	09/18/2013	8,822,000	9,378	9,484	106
Thai Baht	Royal Bank of Scotland PLC	09/18/2013	841,000	27	26	(1)
Turkish Lira	Credit Suisse	10/09/2013	407,213	213	199	(14)
Turkish Lira	JP Morgan Chase	10/09/2013	865,851	451	422	(29)
Turkish Lira	Royal Bank of Scotland PLC	09/18/2013	12,205,000	6,208	5,975	(233)

Total						$(2,484)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)

Australian Dollar	Bank of America NA	09/03/2013	921,000 $	820	$ 820	$
Australian Dollar	Bank of America NA	10/02/2013	4,837,000	4,322	4,296	26
Australian Dollar	Deutsche Bank AG	09/03/2013	3,916,000	3,546	3,485	61
Australian Dollar	Royal Bank of Scotland PLC	09/18/2013	19,221,000	17,911	17,090	821
Brazilian Real	Bank of America NA	02/18/2014	89,477	43	36	7
Brazilian Real	Credit Suisse	09/26/2013	9,265,000	3,815	3,865	(50)
Brazilian Real	JP Morgan Chase	09/04/2013	742,954	308	311	(3)
Brazilian Real	Royal Bank of Scotland PLC	09/18/2013	12,922,000	5,835	5,399	436
British Pound Sterling	Bank of New York Mellon	09/18/2013	1,500	2	2
British Pound Sterling	BNP Paribas	09/12/2013	1,717,000	2,668	2,661	7
British Pound Sterling	Credit Suisse	09/03/2013	1,125,000	1,713	1,743	(30)
British Pound Sterling	Credit Suisse	09/04/2013	200,000	304	310	(6)
British Pound Sterling	Royal Bank of Scotland PLC	09/18/2013	13,163,000	20,125	20,395	(270)
Canadian Dollar	Barclays Bank PLC	09/23/2013	49,000	49	47	2
Canadian Dollar	Credit Suisse	09/23/2013	12,000	11	11
Canadian Dollar	Deutsche Bank AG	09/23/2013	11,000	10	10
Canadian Dollar	Royal Bank of Scotland PLC	09/16/2013	490,751	477	466	11
Canadian Dollar	Royal Bank of Scotland PLC	09/18/2013	20,239,000	19,476	19,210	266
Canadian Dollar	Royal Bank of Scotland PLC	10/04/2013	401,227	384	381	3
Canadian Dollar	Royal Bank of Scotland PLC	10/09/2013	490,751	476	466	10
Canadian Dollar	Royal Bank of Scotland PLC	12/18/2013	3,000	3	3
Chilean Peso	Deutsche Bank AG	09/09/2013	1,018,000,000	1,961	1,994	(33)
Chilean Peso	Royal Bank of Scotland PLC	09/23/2013	461,226,000	896	901	(5)
Colombian Peso	Royal Bank of Scotland PLC	09/18/2013	230,000,000	120	119	1
Czech Koruna	Royal Bank of Scotland PLC	09/18/2013	49,100,000	2,496	2,522	(26)
Danish Krone	Bank of New York Mellon	09/18/2013	11,250,000	2,016	1,994	22
Danish Krone	Royal Bank of Scotland PLC	09/18/2013	1,364,000	243	242	1
Euro	Bank of America NA	09/05/2013	226,173	300	299	1
Euro	Bank of America NA	10/02/2013	989,000	1,320	1,307	13
Euro	Bank of New York Mellon	09/03/2013	721,469	955	954	1
Euro	Bank of New York Mellon	09/18/2013	4,800,000	6,414	6,344	70
Euro	Bank of New York Mellon	09/27/2013	16,290,711	21,799	21,530	269
Euro	Citigroup Inc	09/16/2013	1,414,000	1,882	1,869	13
Euro	Credit Suisse	09/06/2013	560,000	744	740	4
Euro	Credit Suisse	09/09/2013	1,330,000	1,774	1,758	16
Euro	Credit Suisse	09/13/2013	1,147,000	1,530	1,516	14
Euro	Credit Suisse	10/01/2013	1,288,000	1,717	1,702	15
Euro	Deutsche Bank AG	09/17/2013	664,000	880	877	3
Euro	Deutsche Bank AG	09/30/2013	1,200,000	1,605	1,586	19
Euro	Goldman Sachs & Co	09/03/2013	575,000	758	760	(2)
Euro	JP Morgan Chase	09/03/2013	107,000	142	141	1
Euro	JP Morgan Chase	10/11/2013	108,000	131	143	(12)
Euro	Merrill Lynch	09/27/2013	470,000	629	621	8
Euro	Royal Bank of Scotland PLC	09/06/2013	384,416	504	508	(4)
Euro	Royal Bank of Scotland PLC	09/18/2013	10,949,047	14,441	14,471	(30)
Euro	Royal Bank of Scotland PLC	09/26/2013	416,913	557	551	6
Euro	Royal Bank of Scotland PLC	12/04/2013	225,363	295	298	(3)
Euro	Royal Bank of Scotland PLC	12/18/2013	7,000	9	9
Euro	Royal Bank of Scotland PLC	01/08/2014	328,370	437	434	3
Euro	Royal Bank of Scotland PLC	03/21/2014	420,099	560	556	4
Euro	Royal Bank of Scotland PLC	04/07/2014	1,500	2	2
Euro	Royal Bank of Scotland PLC	06/09/2014	22,000	28	29	(1)
Euro	Royal Bank of Scotland PLC	04/07/2015	1,500	2	2
Euro	Royal Bank of Scotland PLC	06/09/2015	22,000	28	29	(1)
Euro	Royal Bank of Scotland PLC	11/09/2015	9,222	12	12
Euro	Royal Bank of Scotland PLC	04/05/2016	1,500	2	2
Euro	Royal Bank of Scotland PLC	04/05/2017	1,500	2	2
Euro	UBS AG	09/03/2013	1,195,000	1,584	1,579	5

See accompanying notes.

83

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Foreign Currency Contracts (continued)

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)

Euro	UBS AG	09/05/2013	97,298 $	129	$ 129	$
Hong Kong Dollar	Royal Bank of Scotland PLC	09/18/2013	8,814,000	1,136	1,137		(1)
Hungarian Forint	Barclays Bank PLC	11/13/2013	187,071,498	826	817		9
Hungarian Forint	Royal Bank of Scotland PLC	09/18/2013	871,000,000	3,854	3,820		34
Indian Rupee	Royal Bank of Scotland PLC	09/18/2013	234,305,000	3,922	3,533		389
Indonesian Rupiah	Royal Bank of Scotland PLC	09/18/2013	6,307,112,000	605	577		28
Israeli New Shekel	Royal Bank of Scotland PLC	09/18/2013	4,900,000	1,348	1,349		(1)
Japanese Yen	Bank of America NA	10/17/2013	70,732,000	716	721		(5)
Japanese Yen	Bank of New York Mellon	09/18/2013	92,090,000	957	938		19
Japanese Yen	Barclays Bank PLC	09/18/2013	189,302,000	1,919	1,928		(9)
Japanese Yen	BNP Paribas	09/18/2013	3,075,379,000	32,268	31,327		941
Japanese Yen	Citigroup Inc	09/18/2013	214,591,735	2,252	2,186		66
Japanese Yen	Credit Suisse	09/12/2013	339,500,000	3,538	3,458		80
Japanese Yen	JP Morgan Chase	09/18/2013	380,000,000	3,804	3,871		(67)
Japanese Yen	JP Morgan Chase	10/17/2013	10,200,000	104	104
Japanese Yen	Royal Bank of Scotland PLC	09/18/2013	2,366,136,000	23,924	24,102		(178)
Japanese Yen	UBS AG	09/18/2013	153,320,000	1,531	1,562		(31)
Malaysian Ringgit	Deutsche Bank AG	09/05/2013	5,600,000	1,719	1,705		14
Malaysian Ringgit	Deutsche Bank AG	10/03/2013	5,600,000	1,693	1,703		(10)
Malaysian Ringgit	Royal Bank of Scotland PLC	09/18/2013	15,432,000	4,830	4,695		135
Mexican Peso	Credit Suisse	09/26/2013	22,600,000	1,718	1,689		29
Mexican Peso	Royal Bank of Scotland PLC	09/18/2013	56,786,000	4,379	4,246		133
New Taiwan Dollar	Royal Bank of Scotland PLC	09/18/2013	46,053,000	1,539	1,539
New Zealand Dollar	Citigroup Inc	09/03/2013	1,310,000	1,040	1,012		28
New Zealand Dollar	Citigroup Inc	10/03/2013	1,310,000	1,014	1,010		4
New Zealand Dollar	Royal Bank of Scotland PLC	09/18/2013	13,779,000	10,813	10,636		177
Norwegian Krone	Royal Bank of Scotland PLC	09/18/2013	55,657,000	9,250	9,091		159
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	09/18/2013	51,000	18	18
Philippine Peso	Royal Bank of Scotland PLC	09/18/2013	120,400,000	2,839	2,700		139
Polish Zloty	Royal Bank of Scotland PLC	09/18/2013	9,735,000	2,995	3,010		(15)
Russian Rouble	Bank of America NA	10/07/2013	1,851,275	57	55		2
Russian Rouble	Credit Suisse	03/12/2014	1,725,945	53	50		3
Russian Rouble	Royal Bank of Scotland PLC	09/18/2013	178,524,000	5,399	5,343		56
Russian Rouble	UBS AG	03/12/2014	3,477,000	106	101		5
Singapore Dollar	Royal Bank of Scotland PLC	09/18/2013	14,100,000	11,174	11,057		117
South African Rand	Credit Suisse	09/30/2013	17,500,000	1,671	1,697		(26)
South African Rand	Royal Bank of Scotland PLC	09/18/2013	67,320,000	6,677	6,537		140
South Korean Won	Royal Bank of Scotland PLC	09/23/2013	3,868,576,000	3,420	3,483		(63)
Swedish Krona	Royal Bank of Scotland PLC	09/18/2013	52,355,000	7,883	7,899		(16)
Swiss Franc	Credit Suisse	09/13/2013	105,000	114	113		1
Swiss Franc	Royal Bank of Scotland PLC	09/18/2013	10,579,000	11,237	11,373		(136)
Thai Baht	Royal Bank of Scotland PLC	09/18/2013	5,680,000	187	176		11
Turkish Lira	Credit Suisse	09/30/2013	3,400,000	1,662	1,662
Turkish Lira	Credit Suisse	10/01/2013	2,100,000	1,018	1,026		(8)
Turkish Lira	Credit Suisse	10/09/2013	1,273,318	689	621		68
Turkish Lira	Royal Bank of Scotland PLC	09/18/2013	12,999,000	6,781	6,361		420

Total							$4,304

Amounts in thousands except contracts

See accompanying notes.

84

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Futures Contracts

								Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value		Appreciation/(Depreciation)

3 Month Euro Swiss; December 2013	Short	14 $	3,761	$		3,761	$
3 Month Euro Swiss; March 2014	Short	16	4,296			4,297		(1)
90 Day Eurodollar; December 2013	Long	164	40,859			40,877		18
90 Day Eurodollar; December 2014	Short	17	4,220			4,220
90 Day Eurodollar; December 2015	Long	32	7,925			7,870		(55)
90 Day Eurodollar; June 2014	Long	77	19,162			19,164		2
90 Day Eurodollar; June 2015	Short	25	6,183			6,182		1
90 Day Eurodollar; March 2014	Long	115	28,638			28,647		9
90 Day Eurodollar; March 2015	Short	22	5,452			5,452
90 Day Eurodollar; September 2014	Short	12	2,982			2,983		(1)
90 Day Short Sterling; December 2013	Short	319	61,473			61,448		25
90 Day Short Sterling; December 2014	Short	26	4,994			4,993		1
90 Day Short Sterling; June 2014	Short	120	23,097			23,085		12
90 Day Short Sterling; June 2015	Short	29	5,559			5,555		4
90 Day Short Sterling; March 2014	Short	168	32,363			32,342		21
90 Day Short Sterling; March 2015	Short	28	5,373			5,371		2
90 Day Short Sterling; September 2014	Short	27	5,190			5,189		1
AEX Index; September 2013	Short	22	2,182			2,110		72
Aussie Bank Bill; December 2013	Short	4	3,535			3,539		(4)
Aussie Bank Bill; March 2014	Short	2	1,766			1,769		(3)
Australia 10 Year Bond; September 2013	Short	129	13,786			13,468		318
Australia 3 Year Bond; September 2013	Short	46	4,468			4,475		(7)
CAC40 Index; September 2013	Long	58	3,125			3,017		(108)
Canadian Bank Acceptance; December 2013	Short	1	234			234
Canadian Bank Acceptance; June 2014	Long	3	701			702		1
Canadian Bank Acceptance; March 2014	Short	4	936			937		(1)
DAX Index; September 2013	Long	6	1,623			1,609		(14)
DJ Euro Stoxx 50; September 2013	Short	105	3,784			3,784
DJ Euro Stoxx 50; September 2013	Long	92	3,399			3,316		(83)
E-Mini DJIA Index; September 2013	Short	1	74			74
eMini MSCI Emerging Markets; September 2013	Short	113	5,310			5,183		127
Euribor; December 2013	Long	49	16,145			16,143		(2)
Euribor; December 2014	Short	12	3,942			3,941		1
Euribor; June 2014	Long	6	1,976			1,974		(2)
Euribor; June 2015	Short	15	4,920			4,916		4
Euribor; March 2014	Long	16	5,269			5,267		(2)
Euribor; March 2015	Short	14	4,595			4,593		2
Euribor; September 2014	Short	12	3,945			3,944		1
Euro-Bund; December 2013	Short	55	10,073			10,080		(7)
Euro-OAT 10 Year; September 2013	Short	64	11,414			11,178		236
FTSE/MIB Index Future; September 2013	Short	12	1,300			1,323		(23)
FTSE100 Index; September 2013	Long	23	2,321			2,284		(37)
Hang Seng Index; September 2013	Long	3	423			417		(6)
HSCEI China Index; September 2013	Long	21	1,347			1,321		(26)
IBEX 35 Index; September 2013	Long	7	810			767		(43)
Japan Topix Index; September 2013	Long	38	4,387			4,267		(120)
Japan Topix Index; September 2013	Short	321	35,501			36,044		(543)
Japan Topix Index; September 2013	Short	7	829			786		43
KOSPI 200 Index; September 2013	Short	20	2,217			2,261		(44)
Mini Japan 10 Year Bond; September 2013	Short	13	1,891			1,911		(20)
MSCI Singapore Index; September 2013	Short	5	274			270		4
Nasdaq 100 E-Mini; September 2013	Long	12	732			738		6
Nikkei 225 Future; September 2013	Short	7	995			952		43
Russell 2000 Mini; September 2013	Short	75	7,605			7,576		29
Russell 2000 Mini; September 2013	Short	63	6,339			6,364		(25)
S&P 500 Emini; September 2013	Short	15	1,233			1,223		10
S&P 500 Emini; September 2013	Short	787	65,113			64,192		921
S&P 500 Emini; September 2013	Short	275	23,035			22,430		605

See accompanying notes.

85

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Futures Contracts (continued)

										Unrealized
Type			Long/Short	Contracts		Notional Value			Fair Value	Appreciation/(Depreciation)

S&P 500 Emini; September 2013			Short		86		$6,955	$	7,015	$(60)
S&P 500 Emini; September 2013			Short		138		11,495		11,256	239
S&P Mid 400 Emini; September 2013			Short		80		9,556		9,463	93
S&P Mid 400 Emini; September 2013			Long		4		483		473	(10)
S&P/TSE 60 Index; September 2013			Long		6		823		828	5
SGX CNX Nifty Index; September 2013			Short		118		1,297		1,285	12
South Africa All Share Index; September 2013			Long		46		1,627		1,685	58
SPI 200 Index; September 2013			Long		6		675		683	8
US 10 Year Note; December 2013			Short		64		7,971		7,954	17
US 10 Year Note; December 2013			Short		88		10,919		10,937	(18)
US 10 Year Note; September 2013			Short		100		12,619		12,534	85
US Long Bond; December 2013			Short		12		1,581		1,583	(2)
US Long Bond; December 2013			Long		4		518		528	10
US Ultra Bond; December 2013			Short		18		2,541		2,554	(13)
USD IRS 10 Year Prime; September 2013			Short		44		4,167		4,116	51

Total										$1,817

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
Counterparty		Receive	Fixed		Notional				Upfront Premiums	Unrealized
(Issuer)	Floating Rate Index Floating Rate Rate Expiration Date				Amount		Fair Value		Paid/(Received) Appreciation/(Depreciation)

Bank of America	Brazil Cetip	Pay	8.16%	01/02/2015	BRL	400		$(4)	$	$(4)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.44%	01/02/2015		1,100		(6)	4	(10)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.60%	01/02/2017		1,000		(27)	(3)	(24)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.86%	01/02/2017		3,600		(77)	8	(85)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	10.41%	01/02/2017		1,400		(14)		(14)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.42%	01/02/2017		1,300		(36)	2	(38)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	10.46%	01/02/2017		3,500		(33)		(33)
NA	Interbank Deposit
Barclays Bank PLC	6 Month AUD BBR	Pay	4.75%	03/15/2018	AUD	3,100		147	12	135
	BBSW
Barclays Bank PLC Brazil Cetip		Pay	7.92%	01/02/2015	BRL	6,000		(65)	(1)	(64)
	Interbank Deposit
BNP Paribas	6 Month JPY	Receive	2.00%	12/21/2041	JPY	50,000		(15)	(29)	14
	LIBOR
BNP Paribas	Brazil Cetip	Pay	8.49%	01/02/2017	BRL	100		(3)		(3)
	Interbank Deposit
Credit Suisse	Brazil Cetip	Pay	8.50%	01/02/2017		700		(19)		(19)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.42%	01/02/2017		6,300		(175)		(175)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	9.21%	01/02/2017		100		(2)		(2)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.60%	01/02/2017		1,000		(27)	(3)	(24)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	7.62%	01/02/2015		1,800		(23)	(3)	(20)
	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.15%	01/02/2015		500		(5)		(5)
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.30%	01/02/2017		200		(6)		(6)
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.72%	01/02/2017		1,300		(33)	1	(34)
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	7.55%	01/02/2015		300		(3)		(3)
Co	Interbank Deposit
JP Morgan Chase	Brazil Cetip	Pay	7.89%	01/02/2015		1,100		(12)		(12)
	Interbank Deposit

See accompanying notes.

86

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Interest Rate Swaps (continued)

		(Pay)/
Counterparty		Receive	Fixed		Notional				Upfront Premiums		Unrealized
(Issuer)	Floating Rate Index Floating Rate		Rate	Expiration Date	Amount			Fair Value	Paid/(Received)		Appreciation/(Depreciation)

JP Morgan Chase	Brazil Cetip	Pay	9.01%	01/02/2017	BRL	3,500	$	(70)		$28	$(98)
	Interbank Deposit
UBS AG	6 Month AUD Bank	Pay	4.75%	12/14/2017	AUD	800		38		3	35
	Bill
UBS AG	6 Month AUD BBR	Pay	4.75%	12/15/2017		800		37		4	33
	BBSW
UBS AG	Brazil Cetip	Pay	8.59%	01/02/2017	BRL	1,000		(26)		2	(28)
	Interbank Deposit

Total							$	(459)		$25	$(484)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive	Fixed		Notional
	Floating Rate Index Floating Rate		Rate	Expiration Date	Amount			Fair Value	Unrealized Appreciation/(Depreciation)

	3 Month CAD Bank	Pay	2.50%	12/18/2023	CAD	1,200	$	(67)	$		(66)
	Bill
	3 Month CAD Bank	Pay	2.00%	06/16/2016		3,000		4			4
	Bill
	3 Month CAD Bank	Pay	2.63%	09/16/2043		500		82			73
	Bill
	3 Month LIBOR	Pay	0.75%	06/19/2017		$27,800		556			383
	3 Month LIBOR	Pay	3.00%	06/20/2023		2,800		(150)			(117)
	3 Month LIBOR	Pay	1.40%	03/20/2018		3,500		30			30
	3 Month LIBOR	Pay	1.92%	05/01/2023		400		34			34
	3 Month LIBOR	Pay	2.65%	07/31/2023		900		(22)			(17)
	6 Month AUD BBR	Pay	3.75%	03/15/2023	AUD	600		(26)			(23)
	BBSW
	6 Month AUD BBR	Pay	4.00%	03/15/2023		100		(2)			(3)
	BBSW
	6 Month AUD BBR	Pay	3.50%	03/15/2023		100		(6)			(4)
	BBSW
	6 Month AUD BBR	Pay	4.25%	03/15/2023		200		(1)			(2)
	BBSW
	6 Month EURIBOR	Pay	1.83%	06/21/2023	EUR	500		19			19
	6 Month JPY	Pay	2.00%	12/21/2041	JPY	50,000		(16)			24
	LIBOR
	6 Month JPY	Pay	1.00%	09/18/2023	680,000			(53)			(10)
	LIBOR

Total							$	382	$		325

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive						Upfront
Purchased Swaptions		Floating Rate Floating Exercise Expiration					Notional		Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date		Amount Paid/(Received) Value				Appreciation/(Depreciation)

Call - 10 Year	Bank of America NA	3 Month	Receive 2.38%		09/17/2013 $			2,500 $	38	$	$(38)
Interest Rate Swap		LIBOR
Call - 10 Year	Goldman Sachs & Co	3 Month	Receive 2.38%		09/17/2013			2,300	36		(36)
Interest Rate Swap		LIBOR
Call - 5 Year Interest Bank of America NA		3 Month	Receive 1.14%		09/06/2013			11,100	27		(27)
Rate Swap		LIBOR
Put - 10 Year Interest Deutsche Bank AG		3 Month	Receive 3.00%		03/12/2024			800	1	3	2
Rate Swap		LIBOR
Put - 30 Year Interest Bank of America NA		6 Month	Receive	3.09%	08/07/2014 EUR			700	21	33	12
Rate Swap		EURIBOR
Put - 30 Year Interest Deutsche Bank AG		6 Month	Receive 2.65%		08/07/2014			1,400	104	144	40
Rate Swap		EURIBOR
Put - 30 Year Interest JP Morgan Chase		6 Month	Receive 3.09%		08/07/2014			700	21	33	12
Rate Swap		EURIBOR

Total									$248	$213	$(35)

See accompanying notes.

87

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Interest Rate Swaptions (continued)

				Pay/
				Receive					Upfront
Written Swaptions		Floating Rate Floating Exercise Expiration						Notional	Premiums		Fair	Unrealized
Outstanding	Counterparty (Issuer)		Index	Rate	Rate	Date		Amount Paid/(Received) Value Appreciation/(Depreciation)

Put - 10 Year Interest Deutsche Bank AG			3 Month	Receive	3.50%	12/02/2013 $		2,100 $		(16)	$(14) $	2
Rate Swap			LIBOR
Put - 5 Year Interest	Bank of America NA		3 Month	Receive	1.65%	09/06/2013		11,100		(33)	(74)	(41)
Rate Swap			LIBOR
Put - 5 Year Interest	Bank of America NA		3 Month	Receive	1.25%	09/04/2013		400		(1)	(10)	(9)
Rate Swap			LIBOR
Put - 5 Year Interest	Deutsche Bank AG		3 Month	Receive	1.40%	09/04/2013		4,500		(15)	(81)	(66)
Rate Swap			LIBOR
Put - 5 Year Interest	Deutsche Bank AG		3 Month	Receive	1.25%	09/04/2013		300		(1)	(8)	(7)
Rate Swap			LIBOR
Put - 5 Year Interest	Goldman Sachs & Co		3 Month	Receive	1.50%	10/28/2013		10,800		(30)	(209)	(179)
Rate Swap			LIBOR

Total								$		(96)	$ (396) $	(300)

Amounts in thousands

Options

								Upfront Premiums				Unrealized
Purchased Options Outstanding		Exercise Price Expiration Date				Contracts		Paid/(Received)		Fair Value		Appreciation/(Depreciation)

Call - AUD versus USD		AUD	0 . 91	09/06/2013		1,108,000	$	6	$		1	$(5)
Call - USD versus CNY			$6 . 24	05/19/2014		1,129,000		12			8	(4)
Call - USD versus CNY			$6 . 39	04/10/2014		700,000		3			2	(1)
Call - USD versus CNY			$6 . 42	09/12/2013		300,000		3				(3)
Call - USD versus CNY			$6 . 42	09/12/2013		400,000		4				(4)
Call - USD versus CNY			$6 . 39	04/10/2014		700,000		3			2	(1)
Call - USD versus CNY			$6 . 41	02/27/2014		458,000		2			1	(1)
Call - USD versus CNY			$6 . 55	10/14/2013		500,000		3				(3)
Call - USD versus CNY			$6 . 40	01/15/2014		2,000,000		9			2	(7)
Call - USD versus CNY			$6 . 41	02/27/2014		665,000		2			1	(1)
Call - USD versus CNY			$6 . 25	06/05/2014		400,000		5			3	(2)
Call - USD versus CNY			$6 . 25	06/05/2014		700,000		8			5	(3)
Call - Visa Inc			$180 . 00	09/23/2013		97		61			18	(43)
Call - Visa Inc			$175 . 00	09/23/2013		67		61			26	(35)
Put - EUR versus USD		EUR	1 . 33	09/16/2013		630,000		14			10	(4)
Put - EUR versus USD		EUR	1 . 33	09/16/2013		630,000		14			10	(4)
Put - GBP versus USD		GBP	1 . 57	09/16/2013		1,050,000		26			23	(3)
Put - iShares MSCI EAFE ETF			$60 . 00	10/21/2013		622		77			122	45
Put - iShares MSCI Emerging Markets			$39 . 00	10/21/2013		530		70			100	30
ETF
Put - S&P 500 Index			$1,350 . 00	06/23/2014		825		5,061			2,609	(2,452)
Put - SPDR S&P 500 ETF Trust			$165 . 00	10/21/2013		129		43			61	18
Put - Sprint Nextel Corp			$10 . 00	01/20/2014		116		60			39	(21)
Put - USD versus BRL			$1 . 96	02/14/2014		172,000		2				(2)
Put - USD versus BRL			$1 . 96	02/14/2014		600,000		8				(8)
Put - USD versus BRL			$1 . 96	02/14/2014		200,000		3				(3)
Put - USD versus BRL			$1 . 96	02/14/2014		172,000		2				(2)
Put - USD versus CNY			$6 . 25	06/05/2014		400,000		5			5
Put - USD versus CNY			$6 . 42	09/12/2013		300,000		3			12	9
Put - USD versus CNY			$6 . 42	09/12/2013		400,000		4			16	12
Put - USD versus CNY			$6 . 25	06/05/2014		700,000		8			8
Put - USD versus CNY			$6 . 24	05/19/2014		1,129,000		12			13	1
Put - USD versus INR			$53 . 50	03/03/2014		219,000		3				(3)
Put - USD versus INR			$53 . 00	09/03/2013		219,000		2				(2)
Put - USD versus RUB			$30 . 00	02/14/2014		600,000		8				(8)
Put - USD versus RUB			$30 . 00	02/14/2014		1,100,000		15			1	(14)

Total							$	5,622	$		3,098	$(2,524)

								Upfront Premiums				Unrealized
Written Options Outstanding		Exercise Price Expiration Date				Contracts		Paid/(Received)		Fair Value		Appreciation/(Depreciation)

Call - S&P 500 Index			$1,850 . 00	06/23/2014		415	$	(964)	$		(614) $	350
Call - Sprint Nextel Corp			$10 . 00	01/20/2014		116		(1)				1
Call - USD versus JPY			$103 . 90	10/25/2013		1,117,000		(11)			(4)	7
Call - USD versus JPY			$104 . 05	10/23/2013		543,000		(5)			(2)	3
Put - iShares MSCI Emerging Markets			$35 . 00	10/21/2013		530		(19)			(28)	(9)
ETF
Put - S&P 500 Index			$1,200 . 00	06/23/2014		825		(2,664)			(1,292)	1,372
Put - USD versus JPY			$95 . 65	10/22/2013		557,000		(5)			(5)

See accompanying notes.

88

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Options (continued)

						Upfront Premiums			Unrealized
Written Options Outstanding	Exercise Price Expiration Date				Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)

Put - USD versus JPY		$95 . 50	10/25/2013		1,117,000	$(10)		$(11) $	(1)
Put - USD versus JPY		$95 . 80	10/23/2013		1,115,000	(10)		(12)	(2)

Total						$(3,689)		$(1,968) $	1,721

Amounts in thousands except contracts

Credit Default Swaptions

							Upfront
Purchased Swaptions Counterparty			Buy/Sell Exercise Expiration			Notional	Premiums	Fair	Unrealized
Outstanding	(Issuer)	Reference Entity Protection		Rate	Date	Amount Paid/(Received) Value Appreciation/(Depreciation)

Put - 5 Year Credit	Bank of America	CDX.HY.20 5Y	Buy	100.50%	09/19/2013 $	700 $	10	$2	$(8)
Default Swap	NA
Put - 5 Year Credit	BNP Paribas	CDX.HY.20 5Y	Buy	100.50%	09/19/2013	400	6		(6)
Default Swap

Total						$	16	$2	$(14)

							Upfront
Written Swaptions	Counterparty		Buy/Sell Exercise Expiration			Notional	Premiums	Fair	Unrealized
Outstanding	(Issuer)	Reference Entity Protection		Rate	Date	Amount Paid/(Received) Value Appreciation/(Depreciation)

Put - 5 Year Credit	Bank of America	CDX. IG.20 5Y	Sell	1.00%	09/19/2013 $	2,000 $	(5)	$(1) $	4
Default Swap	NA
Put - 5 Year Credit	Bank of America	CDX. IG.20 5Y	Sell	1.00%	09/19/2013	1,500	(5)		5
Default Swap	NA
Put - 5 Year Credit	BNP Paribas	CDX. IG.20 5Y	Sell	1.00%	09/19/2013	2,000	(6)		6
Default Swap

Total						$	(16)	$(1) $	15

Amounts in thousands

Synthetic Futures

									Unrealized
Counterparty (Issuer)	Reference Entity					Expiration Date	Notional Value		Appreciation/(Depreciation)

Bank of America NA	Canada 10 Year Bond Future; December 2013					12/31/2013 $		243	$2
Bank of America NA	Euro 30 Year Bond Future; September 2013					09/07/2013		(1,191)	32
Bank of America NA	Euro Bund 10 Year Bund Future; September 2013					09/07/2013		7,036	(125)
Bank of America NA	Euro-Bobl 5 Year Future; September 2013					09/07/2013		(2,499)	7
Bank of America NA	Euro-Schatz 2 Year Future; September 2013					09/07/2013		(12,010)	(2)
Bank of America NA	UK 10 Year Gilt Future; December 2013					12/31/2013		(11,600)	(161)
Bank of America NA	US 10 Year Note Future; December 2013					12/31/2013		12,431	(2)
Bank of America NA	US 2 Year Note Future; December 2013					01/06/2014		(4,394)	(1)
Bank of America NA	US 5 Year Note; December 2013					01/06/2014		(3,351)
Bank of America NA	US Long Bond Future; December 2013					12/31/2013		(1,049)	(6)
Morgan Stanley	Bovespa Index Future; October 2013					10/17/2013		(1,323)	26
Morgan Stanley	HSCEI China Index; September 2013					09/30/2013		389	(12)
Morgan Stanley	RTS Index Future; September 2013					09/17/2013		1,318	42
Morgan Stanley	Swiss Market Index Future; September 2013					09/23/2013		(3,180)	7

Total									$(193)

Amounts in thousands

Total Return Equity Basket Swaps

									Unrealized
Counterparty	Fund Pays		Fund Receives			Expiration Date	Fair Value	Appreciation/(Depreciation)

Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of			01/20/2014	$1,133	$	509
	month LIBOR plus/less		long and short securities traded in
	spread			GBP
Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of			09/20/2013		727	(195)
	week EUR LIBOR		long and short French securities
	plus/less spread
Morgan Stanley	Floating rate based on 1		Total return on a custom basket of			08/07/2015	4,577		(213)
	month LIBOR plus/less		long and short securities traded in JPY
	spread
Morgan Stanley	Floating rate based on 1		Total return on a custom basket of			08/07/2015	(7,979)		(10)
	month Euribor plus/less		long and short securities traded in
	spread			EUR
Morgan Stanley	Floating rate based on 1		Total return on a custom basket of			08/07/2015	(7,595)		127
	month LIBOR plus/less		long and short securities traded in
	spread			USD

See accompanying notes.

89

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Total Return Equity Basket Swaps (continued)

						Unrealized
Counterparty	Fund Pays		Fund Receives	Expiration Date	Fair Value	Appreciation/(Depreciation)

Morgan Stanley	Floating rate based on 1	Total return on a custom basket of		08/07/2015	$9,596	$185
	month LIBOR plus/less	long and short securities traded in
	spread		GBP

Total					$459	$403

Amounts in thousands

Reverse Repurchase Agreements

Counterparty		Coupon Rate	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements

Barclays Bank PLC		(0.07%)	10/31/2013	$1,764	$	(1,764)
Barclays Bank PLC		(0.05%)	10/31/2013	2,145		(2,145)
Barclays Bank PLC		(0.05%)	10/24/2013	780		(780)
Barclays Bank PLC		(0.05%)	10/24/2013	877		(877)
Barclays Bank PLC		(0.05%)	10/31/2013	877		(877)
Barclays Bank PLC		(0.95%)	10/28/2014	1,022		(1,024)
Barclays Bank PLC		(0.05%)	9/30/2013	975		(975)
Barclays Bank PLC		(0.05%)	9/3/2013	1,950		(1,950)
Barclays Bank PLC		(0.75%)	10/28/2014	1,033		(1,034)
JP Morgan Chase		(0.22%)	9/3/2013	794		(794)

Total					$	(12,220)

Amounts in thousands

See accompanying notes.

90

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Short Sales Outstanding

COMMON STOCKS - (21.87)%	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Advertising - (0.07)%			Automobile Parts & Equipment (continued)
Lamar Advertising Co (a)	6,100	$257	Toyota Industries Corp	2,900	$117

Publicis Groupe SA	6,963	518			$2,583

		$775	Banks - (0.86)%

Aerospace & Defense - (0.26)%			Aozora Bank Ltd	10,770	31
B/E Aerospace Inc (a)	16,387	1,117	Bank of America Corp	15,000	212
Boeing Co/The	8,318	864	Bank of Hawaii Corp	800	41
Finmeccanica SpA (a)	37,030	190	Bank of New York Mellon Corp/The	1,100	33
L-3 Communications Holdings Inc	1,621	146	Banner Corp	10,916	374
Lockheed Martin Corp	200	25	BB&T Corp	500	17
Rockwell Collins Inc	4,300	304	CapitalSource Inc	8,100	93
Spirit Aerosystems Holdings Inc (a)	1,500	34	City National Corp/CA	500	33
Triumph Group Inc	3,092	223	Comerica Inc	17,830	728
United Technologies Corp	399	40	Commerzbank AG (a)	22,539	262

		$2,943	Credit Suisse Group AG (a)	14,373	414

			Cullen/Frost Bankers Inc	900	64
Agriculture - (0.07)%			Deutsche Bank AG	4,453	193
Archer-Daniels-Midland Co	14,715	518	First Horizon National Corp	22,300	247
Lorillard Inc	1,300	55	FirstMerit Corp	11,957	253
Philip Morris International Inc	2,299	192	Hancock Holding Co	23,658	761

Universal Corp/VA	400	19	M&T Bank Corp	9,389	1,064

		$784	MB Financial Inc	95	2

Airlines - (0.05)%			Mizuho Financial Group Inc	41,600	84
JetBlue Airways Corp (a)	66,298	408	PacWest Bancorp	46,565	1,548
United Continental Holdings Inc (a)	3,800	108	Prosperity Bancshares Inc	600	36

		$516	Regions Financial Corp	66,555	626

			Signature Bank/New York NY (a)	899	79
Apparel - (0.62)%			Sumitomo Mitsui Trust Holdings Inc	38,000	164
Asics Corp	8,319	145	Suruga Bank Ltd	3,000	47
Coach Inc	36,733	1,940	SVB Financial Group (a)	2,800	232
Deckers Outdoor Corp (a)	5,800	341	Svenska Handelsbanken AB	3,659	157
Hanesbrands Inc	1,000	60	Synovus Financial Corp	151,800	484
Hugo Boss AG	332	40	TCF Financial Corp	16,600	233
Nike Inc	14,481	910	UBS AG (a)	7,635	148
Ralph Lauren Corp	4,239	701	Valley National Bancorp	5,900	59
Tod's SpA	897	160	Webster Financial Corp	400	11
Under Armour Inc (a)	26,757	1,944	Westamerica Bancorporation	9,154	431
VF Corp	3,560	666	Zions Bancorporation	20,400	571

Wolverine World Wide Inc	1,600	90			$9,732

		$6,997

			Beverages - (0.23)%
Automobile Manufacturers - (0.18)%			Coca-Cola Co/The	7,400	283
Bayerische Motoren Werke AG	2,085	197	Constellation Brands Inc (a)	5,216	283
Daimler AG	4,460	306	Green Mountain Coffee Roasters Inc (a)	6,704	579
Fiat Industrial SpA	7,845	94	Heineken NV	227	16
Fiat Industrial SpA - Rights (a)	7,845		Monster Beverage Corp (a)	23,137	1,327
General Motors Co (a)	2,288	78	PepsiCo Inc	1,400	112
Honda Motor Co Ltd	4,100	147	Sapporo Holdings Ltd	629	2

Mazda Motor Corp (a)	17,600	70			$2,602

Mitsubishi Motors Corp (a)	3,173	33
Navistar International Corp (a)	12,900	442	Biotechnology - (0.42)%
Nissan Motor Co Ltd	36,300	359	Acorda Therapeutics Inc (a)	6,440	218
Scania AB	4,986	99	Alexion Pharmaceuticals Inc (a)	2,680	289
Toyota Motor Corp	2,900	174	Cubist Pharmaceuticals Inc (a)	1,400	89
Volvo AB - B Shares	4,022	58	Exelixis Inc (a)	31,624	158

			Gilead Sciences Inc (a)	41,404	2,495
		$2,057	Regeneron Pharmaceuticals Inc (a)	5,900	1,429

Automobile Parts & Equipment - (0.23)%			United Therapeutics Corp (a)	800	57

BorgWarner Inc	9,139	883			$4,735

Dana Holding Corp	4,500	94
Johnson Controls Inc	7,400	300	Building Materials - (0.27)%
NGK Insulators Ltd	19,000	262	Asahi Glass Co Ltd	26,000	151
NOK Corp	3,800	55	Cemex SAB de CV ADR (a)	70,800	796
Nokian Renkaat OYJ	11,956	558	Daikin Industries Ltd	6,500	311
Pirelli & C. SpA	14,841	175	Eagle Materials Inc	2,270	146
Sumitomo Rubber Industries Ltd	700	10	Fortune Brands Home & Security Inc	3,514	130
Tenneco Inc (a)	2,800	129	Geberit AG	215	52
			Holcim Ltd (a)	537	36

See accompanying notes.

91

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Building Materials (continued)			Commercial Services (continued)
LIXIL Group Corp	9,000	$181	H&R Block Inc	4,471	$125
Martin Marietta Materials Inc	3,500	336	Hertz Global Holdings Inc (a)	16,600	399
Nippon Sheet Glass Co Ltd (a)	50,072	54	Iron Mountain Inc	4,896	126
Owens Corning Inc (a)	8,100	303	Manpowergroup Inc	7,711	500
Rinnai Corp	800	56	Monster Worldwide Inc (a)	37,500	169
Taiheiyo Cement Corp	131,077	489	Moody's Corp	8,693	553

		$3,041	Paychex Inc	100	4

			Quanta Services Inc (a)	27,370	716
Chemicals - (0.72)%			Randstad Holding NV	3,777	175
Air Products & Chemicals Inc	1,000	102	Rent-A-Center Inc/TX	3,800	143
Air Water Inc	2,000	27	SAIC Inc	1,900	29
Airgas Inc	100	10	Sotheby's	4,567	211
Albemarle Corp	900	56	Strayer Education Inc	2,900	116
American Vanguard Corp	18,324	460	Towers Watson & Co	14,923	1,227
Ashland Inc	2,900	253	Western Union Co/The	37,100	650

BASF SE	1,305	114			$8,104

CF Industries Holdings Inc	1,475	281
Clariant AG (a)	15,575	252	Computers - (0.48)%
Dow Chemical Co/The	13,399	501	Accenture PLC - Class A	4,739	343
Eastman Chemical Co	6,496	494	Apple Inc	2,200	1,071
Ecolab Inc	3,700	338	CACI International Inc (a)	2,100	142
EI du Pont de Nemours & Co	12,493	707	Cognizant Technology Solutions Corp (a)	5,300	388
Givaudan SA (a)	118	159	Dell Inc	6,000	83
Intrepid Potash Inc	33,100	412	Diebold Inc	1,400	40
K+S AG	10,806	263	EMC Corp/MA	6,400	165
Kansai Paint Co Ltd	6,000	69	Fortinet Inc (a)	100	2
Kuraray Co Ltd	1,900	21	IHS Inc (a)	1,700	182
LANXESS AG	588	38	International Business Machines Corp	500	91
Linde AG	121	23	Lexmark International Inc	2,200	75
LyondellBasell Industries NV	11,696	821	MICROS Systems Inc (a)	4,200	205
Mitsubishi Gas Chemical Co Inc	25,000	200	NetApp Inc	2,900	121
Mitsui Chemicals Inc	67,122	178	Nomura Research Institute Ltd	1,300	40
Mosaic Co/The	8,800	366	NTT Data Corp	17	61
Novozymes A/S	13,609	495	Riverbed Technology Inc (a)	6,188	96
PPG Industries Inc	2,050	320	SanDisk Corp	7,553	416
Praxair Inc	1,200	141	Seagate Technology PLC	8,240	316
Showa Denko KK	46,966	59	TDK Corp	5,900	212
Sigma-Aldrich Corp	399	33	Teradata Corp (a)	10,717	627
Sumitomo Chemical Co Ltd	102,033	368	Western Digital Corp	11,790	731

Symrise AG	1,292	57			$5,407

Taiyo Nippon Sanso Corp	27,935	182
Tokai Carbon Co Ltd	36,000	106	Consumer Products - (0.09)%
Tokuyama Corp	17,963	63	Church & Dwight Co Inc	5,440	323
Wacker Chemie AG	450	44	Clorox Co/The	900	75
Zeon Corp	3,000	35	Husqvarna AB	35,624	224

		$8,048	Scotts Miracle-Gro Co/The	6,496	342

					$964

Coal - (0.14)%
Arch Coal Inc	52,200	233	Cosmetics & Personal Care - (0.06)%
Cloud Peak Energy Inc (a)	11,840	187	Avon Products Inc	12,699	251
Consol Energy Inc	25,400	793	Estee Lauder Cos Inc/The	3,532	231
Peabody Energy Corp	486	8	Oriflame Cosmetics SA	435	13
Walter Energy Inc	24,977	323	Shiseido Co Ltd	2,100	33

		$1,544	Unicharm Corp	2,200	114

					$642

Commercial Services - (0.71)%
Abertis Infraestructuras SA	8,820	156	Distribution & Wholesale - (0.34)%
Adecco SA (a)	1,089	69	Fastenal Co	34,108	1,500
			Fossil Group Inc (a)	4,496	522
Alliance Data Systems Corp (a)	1,700	333
Apollo Group Inc (a)	14,700	273	Mitsubishi Corp	1,700	32
Atlantia SpA	10,035	181	Watsco Inc	1,200	108
			WESCO International Inc (a)	2,400	177
Avis Budget Group Inc (a)	35,385	947

Chemed Corp	500	35	WW Grainger Inc	6,282	1,554

Cintas Corp	8,250	394			$3,893

DeVry Inc	6,800	204	Diversified Financial Services - (0.79)%
FTI Consulting Inc (a)	10,600	355	Acom Co Ltd (a)	2,445	61
Global Payments Inc	300	14	AEON Financial Service Co Ltd	6,700	179

See accompanying notes.

92

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Diversified Financial Services (continued)			Electrical Components & Equipment (continued)
American Express Co	4,800	$345	GS Yuasa Corp	84,355	$415
BlackRock Inc	2,826	736	Hubbell Inc	3,470	352
CBOE Holdings Inc	10,485	481	Nidec Corp	7,200	538
Charles Schwab Corp/The	79,431	1,659	Schneider Electric SA	1,623	124
Credit Saison Co Ltd	5,191	119	SunPower Corp (a)	11,629	250

E*Trade Financial Corp (a)	4,900	69			$3,330

Federated Investors Inc	1,600	43
Financial Engines Inc	15,122	808	Electronics - (0.42)%
Franklin Resources Inc	1,797	83	Advantest Corp	29,891	365
Greenhill & Co Inc	11,426	541	Amphenol Corp	7,119	539
IntercontinentalExchange Inc (a)	4,127	742	Anritsu Corp	2,400	29
Julius Baer Group Ltd (a)	5,520	243	Dainippon Screen Manufacturing Co Ltd	36,000	169
Legg Mason Inc	4,815	157	FLIR Systems Inc	18,080	565
MarketAxess Holdings Inc	10,282	522	Garmin Ltd	2,000	82
Stifel Financial Corp (a)	4,800	192	Gentex Corp/MI	13,000	293
T Rowe Price Group Inc	14,237	998	Ibiden Co Ltd	4,300	62
Virtus Investment Partners Inc (a)	3,057	533	Jabil Circuit Inc	39,434	900
			Mettler-Toledo International Inc (a)	600	132
Visa Inc	700	122
Waddell & Reed Financial Inc	1,952	93	Minebea Co Ltd	54,263	232

		$8,726	Murata Manufacturing Co Ltd	3,775	257

			Nippon Electric Glass Co Ltd	13,000	67
Electric - (0.55)%			Sensata Technologies Holding NV (a)	3,200	119
A2A SpA	97,864	85	Toshiba Corp	22,443	88
AES Corp/VA	22,660	288	Trimble Navigation Ltd (a)	7,000	177
Black Hills Corp	3,800	182	Woodward Inc	4,299	166
Calpine Corp (a)	2,000	39	Yaskawa Electric Corp	25,900	305

Chugoku Electric Power Co Inc/The	1,200	16			$4,547

CMS Energy Corp	800	21
Consolidated Edison Inc	1,950	110	Engineering & Construction - (0.13)%
Dominion Resources Inc/VA	6,939	405	Acciona SA	5,011	256
Edison International	4,394	202	Aker Solutions ASA	2,932	44
Electric Power Development Co Ltd	2,800	86	Fluor Corp	7,368	467
Exelon Corp	36,847	1,123	Fraport AG Frankfurt Airport Services	2,934	189
FirstEnergy Corp	4,200	157	Worldwide
			Jacobs Engineering Group Inc (a)	6,809	397

Great Plains Energy Inc	1,900	42
Hawaiian Electric Industries Inc	900	22			$1,353

Hokkaido Electric Power Co Inc	11,200	131	Entertainment - (0.05)%
Hokuriku Electric Power Co	3,500	46	Bally Technologies Inc (a)	3,600	260
ITC Holdings Corp	1,200	107	Dolby Laboratories Inc	689	22
Kyushu Electric Power Co Inc	13,100	169	DreamWorks Animation SKG Inc (a)	5,600	158
MDU Resources Group Inc	1,800	48	Oriental Land Co Ltd/Japan	300	48
NextEra Energy Inc	1,323	106	Penn National Gaming Inc (a)	600	32
Northeast Utilities	7,222	296	Vail Resorts Inc	1,000	68

NorthWestern Corp	5,125	206			$588

NRG Energy Inc	5,300	139
OGE Energy Corp	10,104	356	Environmental Control - (0.06)%
Pepco Holdings Inc	300	6	Calgon Carbon Corp (a)	24,755	426
Pinnacle West Capital Corp	12,715	690	Clean Harbors Inc (a)	1,300	74
PPL Corp	5,800	178	Darling International Inc (a)	600	12
Red Electrica Corp SA	1,357	70	Republic Services Inc	1,400	45
RWE AG	5,266	145	Stericycle Inc (a)	700	79
SCANA Corp	200	10	Waste Connections Inc	800	34
Shikoku Electric Power Co Inc	20,393	316	Waste Management Inc	100	4

Southern Co/The	4,100	171			$674

TECO Energy Inc	2,400	40	Food - (0.38)%
Terna Rete Elettrica Nazionale SpA	12,578	54	Campbell Soup Co	2,300	99

Westar Energy Inc	2,400	75	Delhaize Group SA	1,024	66

		$6,137	Flowers Foods Inc	7,100	148

Electrical Components & Equipment - (0.29)%			General Mills Inc	137	7
Acuity Brands Inc	299	26	Hain Celestial Group Inc (a)	3,799	311
AMETEK Inc	600	25	Hershey Co/The	2,130	196
Emerson Electric Co	2,100	127	Hormel Foods Corp	9,349	387
Energizer Holdings Inc	2,608	258	Ingredion Inc	7,390	465
Furukawa Electric Co Ltd	28,000	56	Kellogg Co	2,000	121
General Cable Corp	31,485	961	Kikkoman Corp	7,000	119
GrafTech International Ltd (a)	25,299	198	Marine Harvest ASA	90,762	84

See accompanying notes.

93

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Food (continued)			Healthcare - Services (continued)
McCormick & Co Inc/MD	1,000	$68	Centene Corp (a)	1,360	$78
Metro AG	2,410	88	Cigna Corp	13,845	1,089
Nissin Foods Holdings Co Ltd	1,382	54	Community Health Systems Inc	3,232	127
SUPERVALU Inc (a)	8,100	58	Fresenius Medical Care AG & Co KGaA	4,133	268
Sysco Corp	2,200	70	HealthSouth Corp	3,300	104
TreeHouse Foods Inc (a)	1,300	85	Humana Inc	10,676	983
Tyson Foods Inc	34,262	992	Laboratory Corp of America Holdings (a)	2,000	191
United Natural Foods Inc (a)	1,300	79	LifePoint Hospitals Inc (a)	1,500	68
Whole Foods Market Inc	11,844	625	Mednax Inc (a)	5,504	536
Yakult Honsha Co Ltd	1,400	59	Quest Diagnostics Inc	1,600	94

		$4,181	Tenet Healthcare Corp (a)	11,965	467

			UnitedHealth Group Inc	16,922	1,214
Forest Products & Paper - (0.01)%			WellPoint Inc	200	17

Domtar Corp	700	46			$6,594

Hokuetsu Kishu Paper Co Ltd	1,500	6
International Paper Co	1,100	52	Holding Companies - Diversified - (0.05)%
Oji Holdings Corp	8,000	32	Leucadia National Corp	21,794	543

		$136

Gas - (0.03)%			Home Builders - (0.17)%
AGL Resources Inc	2,920	128	DR Horton Inc	3,500	63
Snam SpA	6,246	29	Lennar Corp	45,493	1,447
WGL Holdings Inc	4,388	183	NVR Inc (a)	255	218

		$340	Standard Pacific Corp (a)	17,080	122

					$1,850

Hand & Machine Tools - (0.24)%
Disco Corp	4,200	246	Home Furnishings - (0.03)%
Kennametal Inc	2,100	89	Sharp Corp/Japan (a)	34,763	135
Lincoln Electric Holdings Inc	8,646	541	Sony Corp	4,700	93
Makita Corp	6,600	347	Tempur Sealy International Inc (a)	2,000	77

Mori Seiki Co Ltd	26,600	363			$305

Sandvik AB	17,382	232
SMC Corp/Japan	1,400	292	Insurance - (0.54)%
			Aflac Inc	3,700	214
Snap-on Inc	3,667	343	Alleghany Corp (a)	1,323	512

Stanley Black & Decker Inc	2,200	187	Allianz SE	504	72

		$2,640	Arch Capital Group Ltd (a)	2,600	139

Healthcare - Products - (0.61)%			Aspen Insurance Holdings Ltd	9,951	354
Abaxis Inc	4,860	190	Assured Guaranty Ltd	9,900	197
Alere Inc (a)	5,100	159	Cincinnati Financial Corp	6,800	311
Baxter International Inc	200	14	Dai-ichi Life Insurance Co Ltd/The	12	16
Cepheid Inc (a)	11,500	411	Fidelity National Financial Inc	6,106	145
Cooper Cos Inc/The	1,844	241	Genworth Financial Inc (a)	14,070	166
Cynosure Inc (a)	11,001	252	Hannover Rueck SE	151	10
DENTSPLY International Inc	4,100	172	Lincoln National Corp	10,115	425
Edwards Lifesciences Corp (a)	12,840	904	Markel Corp (a)	300	153
Elekta AB	18,713	294	MetLife Inc	15,254	704
Hologic Inc (a)	12,200	260	MGIC Investment Corp (a)	35,814	259
Hospira Inc (a)	7,200	281	Old Republic International Corp	4,200	60
IDEXX Laboratories Inc (a)	3,360	315	Progressive Corp/The	16,800	421
Intuitive Surgical Inc (a)	1,800	696	Prudential Financial Inc	9,447	707
Luxottica Group SpA	2,792	145	Radian Group Inc	7,830	106
Masimo Corp	4,400	109	Reinsurance Group of America Inc	14,054	911
Shimadzu Corp	3,000	26	Storebrand ASA (a)	18,731	105
Sonova Holding AG (a)	2,516	278	WR Berkley Corp	1,399	57

St Jude Medical Inc	9,214	464			$6,044

Stryker Corp	800	53
Sysmex Corp	900	52	Internet - (1.17)%
Techne Corp	5,561	431	CyberAgent Inc	41	105
			Dena Co Ltd	4,900	96
Terumo Corp	5,800	277	eBay Inc (a)	14,518	726
Varian Medical Systems Inc (a)	9,201	648
			Equinix Inc (a)	18,682	3,246
Volcano Corp (a)	9,800	210

			F5 Networks Inc (a)	4,980	415
		$6,882	Google Inc (a)	100	85

Healthcare - Services - (0.59)%			Kakaku. com Inc	20,736	379
Aetna Inc	5,501	349	priceline.com Inc (a)	1,601	1,502
Air Methods Corp	21,612	884	Rackspace Hosting Inc (a)	26,730	1,198
Brookdale Senior Living Inc (a)	5,000	125	Rakuten Inc	36,800	451

See accompanying notes.

94

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Internet (continued)			Machinery - Diversified (continued)
Start Today Co Ltd	9,499	$212	Roper Industries Inc	1,200	$148

Trend Micro Inc/Japan	700	24			$5,543

TripAdvisor Inc (a)	10,477	775
ValueClick Inc (a)	11,123	235	Media - (0.17)%
VeriSign Inc (a)	70,458	3,382	Cablevision Systems Corp	4,100	73
Web.com Group Inc (a)	3,774	106	CBS Corp	7,305	373
			Discovery Communications Inc - A Shares (a)	2,400	186
Yahoo Japan Corp	504	248

		$13,185	FactSet Research Systems Inc	1,100	113

			Gannett Co Inc	4,500	109
Investment Companies - (0.01)%			Liberty Global PLC - A Shares (a)	4,800	373
Ares Capital Corp	7,410	130	Mediaset Espana Comunicacion SA (a)	4,737	46
			Mediaset SpA (a)	54,820	225
			Modern Times Group AB	1,425	65
Iron & Steel - (0.34)%			Schibsted ASA	290	14
Allegheny Technologies Inc	12,000	321	Scripps Networks Interactive Inc	1,199	88
ArcelorMittal	53,921	690	Sky Deutschland AG (a)	23,710	198

Cliffs Natural Resources Inc	28,958	604
Hitachi Metals Ltd	34,000	405			$1,863

JFE Holdings Inc	10,400	228	Metal Fabrication & Hardware - (0.20)%
Kobe Steel Ltd	170,275	269	Assa Abloy AB	5,923	252
Nippon Steel & Sumitomo Metal Corp	60,824	172	Nachi-Fujikoshi Corp	47,000	231
Nucor Corp	4,300	196	NTN Corp	113,420	415
Reliance Steel & Aluminum Co	9,335	623	Precision Castparts Corp	2,287	483
Salzgitter AG	1,482	56	SKF AB	630	16
SSAB AB - A Shares	34,007	237	Tenaris SA	15,710	348
United States Steel Corp	549	10	Timken Co	10,056	564

		$3,811			$2,309

Leisure Products & Services - (0.29)%			Mining - (0.25)%
Carnival Corp	31,570	1,139	Alcoa Inc	91,547	705
Harley-Davidson Inc	1,900	114	Compass Minerals International Inc	5,060	373
Life Time Fitness Inc (a)	5,900	295	Freeport-McMoRan Copper & Gold Inc	27,600	834
Polaris Industries Inc	9,189	1,003	Kaiser Aluminum Corp	3,441	238
Shimano Inc	1,100	91	Newmont Mining Corp	7,270	231
WMS Industries Inc (a)	8,908	229	Norsk Hydro ASA	41,888	168
Yamaha Motor Co Ltd	27,096	349	OSAKA Titanium Technologies Co	1,000	20

		$3,220	Royal Gold Inc	2,470	143

			Stillwater Mining Co (a)	6,503	74
Lodging - (0.06)%			Toho Titanium Co Ltd	8,300	61

Las Vegas Sands Corp	7,851	442
Marriott International Inc/DE	3,600	144			$2,847

Wynn Resorts Ltd	769	109	Miscellaneous Manufacturing - (0.29)%

		$695	Actuant Corp	3,700	132

			Alfa Laval AB	4,631	100
Machinery - Construction & Mining - (0.16)%			Aptargroup Inc	11,514	677
Atlas Copco AB - A Shares	5,986	162	AZZ Inc	14,436	542
Caterpillar Inc	6,499	536	Barnes Group Inc	100	3
Hitachi Construction Machinery Co Ltd	9,753	190
Joy Global Inc	6,100	300	CLARCOR Inc	4,803	257
			Danaher Corp	3,800	249
Komatsu Ltd	26,200	569	Donaldson Co Inc	1,100	39
Outotec OYJ	5,729	74
Terex Corp (a)	800	23	FUJIFILM Holdings Corp	800	17

			Hexcel Corp (a)	6,800	242
		$1,854	Illinois Tool Works Inc	499	36

Machinery - Diversified - (0.49)%			Koppers Holdings Inc	4,100	159
AGCO Corp	30,407	1,720	Leggett & Platt Inc	3,700	107
Chart Industries Inc (a)	11,663	1,332	Nikon Corp	12,252	206
Deere & Co	1,100	92	Polypore International Inc (a)	1,400	60
FANUC Corp	1,200	182	Siemens AG	1,440	153
Flowserve Corp	900	50	Textron Inc	7,882	212
FLSmidth & Co A/S	7,371	402	Trinity Industries Inc	1,900	80

Hexagon AB	15,808	454			$3,271

IDEX Corp	1,100	65
Kawasaki Heavy Industries Ltd	37,000	128	Office & Business Equipment - (0.05)%
			Canon Inc	700	21
Kubota Corp	6,000	81	Pitney Bowes Inc	26,500	433
MAN SE	2,772	317

Manitowoc Co Inc/The	12,207	244	Ricoh Co Ltd	12,000	129

Nabtesco Corp	15,374	328			$583

See accompanying notes.

95

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Office Furnishings - (0.03)%			Pharmaceuticals - (0.57)%
Interface Inc	16,249	$287	Actavis Inc (a)	9,145	$1,236
			Allergan Inc/United States	2,196	194
			BioMarin Pharmaceutical Inc (a)	2,800	183
Oil & Gas - (0.89)%
Anadarko Petroleum Corp	2,179	199	Bristol-Myers Squibb Co	15,399	642
Atwood Corp	2,700	231	Dainippon Sumitomo Pharma Co Ltd	2,800	36
Apache Oceanics Inc (a)	3,400	189	Eisai Co Ltd	1,100	45
Bill Barrett Corp (a)	10,200	220	Hisamitsu Pharmaceutical Co Inc	1,379	74
			Jazz Pharmaceuticals PLC (a)	7,295	640
Chesapeake Energy Corp	37,046	956	Johnson & Johnson	600	52
Cimarex Energy Co	4,686	393
Cobalt International Energy Inc (a)	1,002	24	Mead Johnson Nutrition Co	6,859	515
Concho Resources Inc (a)	3,500	338	Merck & Co Inc	2,800	132
			Mylan Inc/PA (a)	6,267	222
Continental Resources Inc/OK (a)	2,699	249
			Onyx Pharmaceuticals Inc (a)	1,900	235
Denbury Resources Inc (a)	1,600	28
			Perrigo Co	5,403	657
Energen Corp	4,917	326	Salix Pharmaceuticals Ltd (a)	7,445	498
Enerplus Corp	3,731	62
EOG Resources Inc	1,473	231	Sawai Pharmaceutical Co Ltd	1,200	156
			Stada Arzneimittel AG	4,308	209
EQT Corp	2,100	180	Takeda Pharmaceutical Co Ltd	800	36
EXCO Resources Inc	2,800	20	Theravance Inc (a)	3,347	120
Forest Oil Corp (a)	12,300	68
Gulfport Energy Corp (a)	18,069	1,066	Tsumura & Co	4,200	112
			VCA Antech Inc (a)	8,000	218
Helmerich & Payne Inc	8,305	524	ViroPharma Inc (a)	2,700	81

Inpex Corp	19	86
JX Holdings Inc	400	2			$6,293

Lundin Petroleum AB (a)	2,406	52	Pipelines - (0.02)%
Murphy Oil Corp	5,180	349	ONEOK Inc	1,200	62
Occidental Petroleum Corp	5,756	508	Spectra Energy Corp	2,800	92
Patterson-UTI Energy Inc	17,464	342	Williams Cos Inc/The	3,200	116

Penn West Petroleum Ltd	8,600	97			$270

Petrominerales Ltd	3,194	20
Pioneer Natural Resources Co	2,400	420	Publicly Traded Investment Fund - 0.00%
QEP Resources Inc	3,900	106	SPDR S&P 500 ETF Trust	97	16
Range Resources Corp	5,800	435
Rosetta Resources Inc (a)	4,200	195	Real Estate - (0.05)%
Rowan Cos PLC (a)	16,740	593	Brookfield Asset Management Inc	2,000	69
SandRidge Energy Inc (a)	21,700	112	CBRE Group Inc (a)	300	7
Seadrill Ltd	5,272	242	Forest City Enterprises Inc (a)	24,900	446

Showa Shell Sekiyu KK	3,200	32			$522

Southwestern Energy Co (a)	9,800	374
Swift Energy Co (a)	17,260	195	REITS - (1.56)%
TonenGeneral Sekiyu KK	4,000	36	American Campus Communities Inc	54,000	1,799
Ultra Petroleum Corp (a)	19,400	402	American Realty Capital Properties Inc	3,050	41

		$9,902	Annaly Capital Management Inc	238	3

			AvalonBay Communities Inc	11,825	1,465
Oil & Gas Services - (0.38)%			Camden Property Trust	2,710	167
Baker Hughes Inc	8,100	377	Digital Realty Trust Inc	10,130	563
Cameron International Corp (a)	100	6	Duke Realty Corp	59,953	875
Core Laboratories NV	2,400	364	EastGroup Properties Inc	5,557	312
Dril-Quip Inc (a)	5,970	609	Equity Residential	12,000	623
FMC Technologies Inc (a)	10,886	584	Extra Space Storage Inc	9,030	372
Fugro NV	9,632	592	Geo Group Inc/The	1,000	31
Halliburton Co	8,642	415	Health Care REIT Inc	17,658	1,085
Key Energy Services Inc (a)	9,800	65	Healthcare Realty Trust Inc	14,235	320
National Oilwell Varco Inc	2,130	158	Host Hotels & Resorts Inc	64,068	1,091
Oil States International Inc (a)	1,955	174	LTC Properties Inc	7,919	281
Saipem SpA	1,250	28	Macerich Co/The	13,176	741
SBM Offshore NV (a)	5,620	110	Mid-America Apartment Communities Inc	2,156	133
Schlumberger Ltd	3,000	243	National Retail Properties Inc	32,588	998
Subsea 7 SA	16,325	335	Potlatch Corp	7,720	298
Weatherford International Ltd/Switzerland (a)	16,600	247	Public Storage	2,400	366

		$4,307	Realty Income Corp	22,866	903

Packaging & Containers - (0.08)%			SL Green Realty Corp	26,727	2,330
Rock Tenn Co	5,060	562	Sovran Self Storage Inc	5,982	397
Sealed Air Corp	10,475	298	Tanger Factory Outlet Centers	12,092	373

		$860	Taubman Centers Inc	11,907	803

			UDR Inc	24,200	547
			Universal Health Realty Income Trust	10,506	421

See accompanying notes.

96

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

REITS (continued)			Semiconductors (continued)
Ventas Inc	2,630	$164	Broadcom Corp	1,600	$40

		$17,502	Cavium Inc (a)	11,600	440

			Cree Inc (a)	2,746	152
Retail - (1.66)%			Cypress Semiconductor Corp (a)	7,900	89
ABC-Mart Inc	4,098	171	Dialog Semiconductor PLC (a)	13,307	242
Advance Auto Parts Inc	6,268	502	Fairchild Semiconductor International Inc (a)	6,000	73
Aeon Co Ltd	600	8	Hittite Microwave Corp (a)	9,939	608
Ascena Retail Group Inc (a)	6,300	103
AutoNation Inc (a)	800	37	Infineon Technologies AG	85,035	770
Bed Bath & Beyond Inc (a)	10,060	742	Intel Corp	16,220	357
Cabela's Inc (a)	10,697	701	Intersil Corp	3,900	40
CarMax Inc (a)	23,146	1,101	KLA-Tencor Corp	15,504	855
			Lam Research Corp (a)	4,300	201
Casey's General Stores Inc	500	33	Microchip Technology Inc	42,466	1,648
Cash America International Inc	7,000	299	Micron Technology Inc (a)	128,997	1,751
Cheesecake Factory Inc/The	2,300	96	Qualcomm Inc	13,377	887
Children's Place Retail Stores Inc/The (a)	2,500	133
			Rambus Inc (a)	26,572	217
Chipotle Mexican Grill Inc (a)	4,615	1,884
			Rovi Corp (a)	2,400	43
Cie Financiere Richemont SA	709	67	Silicon Laboratories Inc (a)	800	31
Costco Wholesale Corp	2,100	235	Skyworks Solutions Inc (a)	12,400	315
Darden Restaurants Inc	1,999	92	Sumco Corp	1,600	13
Dick's Sporting Goods Inc	1,800	84	SunEdison Inc (a)	32,400	239
Dollar Tree Inc (a)	12,251	646
			Teradyne Inc (a)	2,400	37
Don Quijote Co Ltd	1,300	67	Texas Instruments Inc	1,900	73
DSW Inc	100	9	Xilinx Inc	30,866	1,340

Dufry AG (a)	342	45
Family Dollar Stores Inc	2,500	178			$12,868

Fast Retailing Co Ltd	1,200	386	Software - (0.49)%
Foot Locker Inc	8,506	274	Adobe Systems Inc (a)	2,400	110
Hennes & Mauritz AB	3,456	127	Akamai Technologies Inc (a)	2,678	123
JC Penney Co Inc (a)	21,485	268	Allscripts Healthcare Solutions Inc (a)	1,200	17
Kohl's Corp	12,268	630	Amadeus IT Holding SA	1,146	37
K's Holdings Corp	2,885	88	ANSYS Inc (a)	4,938	415
L Brands Inc	14,210	815	athenahealth Inc (a)	2,700	285
Lawson Inc	1,000	75	Capcom Co Ltd	3,977	68
Lululemon Athletica Inc (a)	9,300	659	Cerner Corp (a)	18,662	860
McDonald's Corp	1,100	104	Check Point Software Technologies Ltd (a)	3,700	207
Men's Wearhouse Inc	3,559	134	Citrix Systems Inc (a)	3,300	234
MSC Industrial Direct Co Inc	9,420	716	Concur Technologies Inc (a)	5,500	537
Nitori Holdings Co Ltd	2,400	214	Electronic Arts Inc (a)	14,552	388
Nordstrom Inc	9,100	507	Informatica Corp (a)	7,800	279
Nu Skin Enterprises Inc	3,574	299	Nuance Communications Inc (a)	36,800	702
Penske Automotive Group Inc	4,200	164	PTC Inc (a)	2,100	55
Ross Stores Inc	6,659	448	Red Hat Inc (a)	200	10
Salvatore Ferragamo SpA	5,034	165	Salesforce. com Inc (a)	17,077	839
Signet Jewelers Ltd	3,728	248	SAP AG	3,071	227
Staples Inc	11,300	157	Solera Holdings Inc	300	16
Starbucks Corp	13,158	928	Take-Two Interactive Software Inc (a)	9,156	168

Swatch Group AG/The - BR	98	56			$5,577

Target Corp	3,100	196
Tiffany & Co	14,228	1,097	Telecommunications - (0.47)%
Tractor Supply Co	1,730	212	ADTRAN Inc	20,499	494
			Aruba Networks Inc (a)	16,707	278
Ulta Salon Cosmetics & Fragrance Inc (a)	2,600	258
Urban Outfitters Inc (a)	7,554	317	Belgacom SA	3,763	90
Walgreen Co	16,100	774	CenturyLink Inc	7,600	252
			Ciena Corp (a)	22,701	452
Wendy's Co/The	17,300	131
Williams-Sonoma Inc	8,929	504	Corning Inc	25,463	358
			Crown Castle International Corp (a)	3,500	243
World Fuel Services Corp	400	15
Yamada Denki Co Ltd	10,433	328	Deutsche Telekom AG	7,349	94
Yum! Brands Inc	200	14	Elisa OYJ	5,287	111

			Finisar Corp (a)	30,000	614
		$18,541	Harris Corp	3,100	176

Semiconductors - (1.16)%			InterDigital Inc/PA	2,500	89
Advanced Micro Devices Inc (a)	156,342	511	IPG Photonics Corp	7,141	384
Aixtron SE (a)	14,678	229	JDS Uniphase Corp (a)	2,740	35
Altera Corp	24,030	845	Juniper Networks Inc (a)	26,000	491
ASML Holding NV	6,349	554	Leap Wireless International Inc (a)	11,249	171
Atmel Corp (a)	36,900	268	Level 3 Communications Inc (a)	2,800	62

See accompanying notes.

97

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2013

Short Sales Outstanding

COMMON STOCKS (continued)		Shares	Value (000's)		Principal

Telecommunications (continued)				BONDS (continued)	Amount (000's)		Value (000's)

NII Holdings Inc (a)		13,700	$82	Real Estate - (0.08)%
Plantronics Inc		1,599	69	Country Garden Holdings Co Ltd
RF Micro Devices Inc (a)		17,710	88	7.50%, 01/10/2023		$1,000	$920
SBA Communications Corp (a)		1,300	97
Tele2 AB (a)		2,525	32
Telefonica SA (a)		28,105	382	Sovereign - (0.19)%
				Mongolia Government International Bond

Windstream Corp		6,400	51	5.13%, 12/05/2022		1,000	800

			$5,195	Spain Government Bond

Textiles - (0.05)%				4.80%, 01/31/2024	EUR	1,000	1,344

Mohawk Industries Inc (a)		4,489	527				$2,144

Teijin Ltd		18,000	39	Telecommunications - (0.08)%

			$566	Qtel International Finance Ltd

Toys, Games & Hobbies - 0.00%				4.50%, 01/31/2043		$1,000	832
Nintendo Co Ltd		300	34

Sanrio Co Ltd		500	26	TOTAL BONDS (proceeds $6,802)			$6,602

			$60	U. S. GOVERNMENT & GOVERNMENT	Principal

				AGENCY OBLIGATIONS - (2.43)%	Amount (000's)		Value (000's)

Transportation - (0.23)%
Cargotec Oyj		4,122	139	Federal National Mortgage Association (FNMA) - (2.03)%
CH Robinson Worldwide Inc		3,400	193	2.50%, 09/01/2028		$1,000	$992
CSX Corp		500	13	3.00%, 09/01/2043		2,000	1,918
Expeditors International of Washington Inc		700	28	3.50%, 09/01/2028		9,000	9,409
Genesee & Wyoming Inc (a)		300	26	3.50%, 09/01/2043		2,000	2,000
JB Hunt Transport Services Inc		900	65	4.00%, 09/01/2040		1,000	1,033
Kansas City Southern		4,004	422	4.50%, 09/01/2040		6,000	6,338
Kawasaki Kisen Kaisha Ltd		69,582	156	5.00%, 09/01/2043		1,000	1,075

Keikyu Corp		4,000	34				$22,765

Kirby Corp (a)		5,500	443	Government National Mortgage Association (GNMA) -
Knight Transportation Inc		8,500	139	(0.27)%
Koninklijke Vopak NV		1,354	76	3.00%, 09/01/2043		1,000	969
Kuehne + Nagel International AG		1,623	202	3.50%, 09/01/2043		2,000	2,020

Mitsui OSK Lines Ltd		72,000	282				$2,989

Nippon Yusen KK		16,000	45
PostNL NV (a)		59,722	211	U.S. Treasury - (0.13)%
Swift Transportation Co (a)		2,749	49	2.00%, 02/15/2023		1,500	1,410

Tidewater Inc		999	54	4.63%, 02/15/2040		100	118

TNT Express NV		624	6				$1,528

			$2,583	TOTAL U. S. GOVERNMENT & GOVERNMENT AGENCY			$27,282

				OBLIGATIONS (proceeds $27,365)

Trucking & Leasing - (0.01)%				TOTAL SHORT SALES (proceeds $257,937)			$279,379

GATX Corp		3,200	145

TOTAL COMMON STOCKS (proceeds $223,366)			$245,042

PREFERRED STOCKS - (0.04)%		Shares	Value (000's)	(a) Non-Income Producing Security

Automobile Manufacturers - (0.04)%
Volkswagen AG		1,990	453

TOTAL PREFERRED STOCKS (proceeds $404)			$453

	Principal
BONDS - (0.59)%	Amount (000's)		Value (000's)

Banks - (0.08)%
Bank of India/London
3.63%, 09/21/2018		$1,000 $	913

Building Materials - (0.08)%
Cementos Pacasmayo SAA
4.50%, 02/08/2023		1,000	872

Coal - (0.08)%
New World Resources NV
7.88%, 05/01/2018	EUR	1,000	921

See accompanying notes.

98

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2013

INVESTMENT COMPANIES - 3.81%	Shares Held	Value (000's)		Principal

Publicly Traded Investment Fund - 3.81%			MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)

Market Vectors High Yield Municipal Index	16,931	$479	Indiana - 1.78%
ETF			Indiana Finance Authority
SPDR Nuveen S&P High Yield Municipal	7,040	352	5.75%, 08/01/2042	$ 500	$387
Bond ETF

		$831	Iowa - 4.84%

TOTAL INVESTMENT COMPANIES		$831	Iowa Finance Authority

	Principal		4.75%, 08/01/2042	145	116
BONDS - 1.48%	Amount (000's)	Value (000's)	5.00%, 12/01/2019	1,000	939

U. S. Municipals - 1.48%					$1,055

Oglala Sioux Tribe			Louisiana - 4.19%
5.00%, 10/01/2022 (a)	$ 350	$323
			Louisiana Local Government Environmental

			Facilities & Community Development

TOTAL BONDS		$323	Authority

	Principal		3.75%, 12/01/2026	500	433
MUNICIPAL BONDS - 106.14%	Amount (000's)	Value (000's)	Port New Orleans Board of Commissioners

Alabama - 1.67%			5.00%, 04/01/2030	500	480

Alabama Industrial Development Authority					$913

6.45%, 12/01/2023	$ 150	$150	Maryland - 1.83%
Phenix City Industrial Development Board			Maryland Economic Development Corp

4.13%, 05/15/2035	300	213	5.38%, 06/01/2025	390	399

		$363

California - 43.88%			Michigan - 2.31%
California Educational Facilities Authority			Michigan Finance Authority
5.00%, 10/01/2038 (b)	900	912	4.38%, 08/20/2014	500	503
5.00%, 01/01/2039 (b)	1,724	1,769
California Statewide Financing Authority
6.00%, 05/01/2043	1,000	891	New York - 3.23%
Coachella Valley Unified School			Brooklyn Arena Local Development Corp
District/CA (credit support from AGM)			6.25%, 07/15/2040	480	504
0.00%, 08/01/2039 (c)	2,500	506	New York State Dormitory Authority

Golden State Tobacco Securitization			3.75%, 09/01/2032	250	200

Corp (credit support from GOLDEN ST TOB					$704

SECURITIZATION)			Oklahoma - 3.90%
5.75%, 06/01/2047	1,000	734	Tulsa Airports Improvement Trust
La Verne Public Financing Authority			5.50%, 06/01/2035	1,000	851
7.25%, 09/01/2026	700	700
Los Alamitos Unified School District (credit
support from AGM)			Oregon - 2.48%
0.00%, 08/01/2025 (c)	500	256	Warm Springs Reservation Confederated
0.00%, 08/01/2027 (c)	500	220	Tribe
Morongo Band of Mission Indians/The			6.38%, 11/01/2033	500	541
6.50%, 03/01/2028 (d)	825	890
San Diego Community College District			Pennsylvania - 6.73%
5.25%, 08/01/2033 (b)	1,050	1,138
			Allegheny County Industrial Development
University of California			Authority
5.25%, 05/15/2039 (b)	1,500	1,549

			6.00%, 07/15/2038	400	334
		$9,565	City of Scranton PA

District of Columbia - 2.30%			7.25%, 09/01/2023	400	361
District of Columbia			8.50%, 09/01/2022	300	288
5.00%, 10/01/2045	600	502	Pennsylvania Economic Development
			Financing Authority
			6.00%, 06/01/2031	500	483

Florida - 2.30%					$1,466

Orange County Housing Finance Authority
7.00%, 10/01/2025	500	501	Puerto Rico - 7.45%
			Puerto Rico Electric Power Authority
			6.75%, 07/01/2036	1,000	870
Georgia - 2.61%			Puerto Rico Sales Tax Financing Corp
City of Atlanta GA			6.38%, 08/01/2039	500	471
7.38%, 01/01/2031	500	569	6.50%, 08/01/2044	300	283

					$1,624

Illinois - 4.67%			Texas - 4.82%
State of Illinois			Texas Municipal Gas Acquisition & Supply
5.50%, 07/01/2027	1,000	1,019	Corp III
			5.00%, 12/15/2029	500	466

See accompanying notes.

99

Schedule of Investments Opportunistic Municipal Fund August 31, 2013

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)

Texas (continued)
Texas Private Activity Bond Surface
Transportation Corp
6.88%, 12/31/2039	$550	$585

		$1,051

Virginia - 1.38%
Fairfax County Industrial Development
Authority
5.00%, 05/15/2035 (b)	300	301

Washington - 1.00%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030	250	218

Wisconsin - 2.77%
Public Finance Authority
6.00%, 07/15/2042	665	603

TOTAL MUNICIPAL BONDS		$23,135

Total Investments		$24,289
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (16.74)%
Notes with interest rates of 0.07%-0.08% at	$ (3,649)	$(3,649)
August 31, 2013 and contractual maturity of
collateral from 2017-2020.(e)

Total Net Investments		$20,640
Other Assets in Excess of Liabilities, Net - 5.31%		$1,157

TOTAL NET ASSETS - 100.00%		$21,797

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $323 or 1.48% of net assets.

(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.

(c)	Non-Income Producing Security

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $890 or 4.08% of net assets.

(e)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at August 31, 2013

Portfolio Summary (unaudited)

Sector	Percent

Revenue Bonds	77 .99%
General Obligation Unlimited	12 .88%
Insured	7 .87%
Exchange Traded Funds	3 .81%
Tax Allocation	2 .61%
Prerefunded	2 .48%
Revenue Notes	2 .31%
Government	1 .48%
Liability For Floating Rate Notes Issued	(16 .74)%
Other Assets in Excess of Liabilities, Net	5 .31%

TOTAL NET ASSETS	100.00%

See accompanying notes.

100

Schedule of Investments
Preferred Securities Fund
August 31, 2013

COMMON STOCKS - 0.04%	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value (000's)

Publicly Traded Investment Fund - 0.04%			Diversified Financial Services (continued)
BlackRock Credit Allocation Income Trust	161,513	$2,009	Citigroup Capital XI	335,669	$8,399
John Hancock Preferred Income Fund III	6,800	115	Citigroup Capital XIII	272,299	7,488

		$2,124	Citigroup Capital XVII	9,000	227

TOTAL COMMON STOCKS		$2,124	Corporate-Backed Trust Certificates 6.00%;	153,810	3,438

CONVERTIBLE PREFERRED STOCKS -			Series GS
1.21%	Shares Held	Value (000's)	Corporate-Backed Trust Certificates 6.25%;	4,798	122

			Series BMY
Banks - 1.17%			Corporate-Backed Trust Certificates 6.30%;	5,236	124
Bank of America Corp	26,362	28,441	Series GS
Wells Fargo & Co	24,243	27,516	General Electric Capital Corp 4.70%	82,300	1,716

		$ 55,957	General Electric Capital Corp 4.88%	272,022	5,995

REITS - 0.04%			General Electric Capital Corp 4.88%	566,743	12,808
CommonWealth REIT 6.50%; Series D	78,059	1,603	Merrill Lynch Capital Trust I	331,100	8,271
			Merrill Lynch Capital Trust II	135,041	3,372

TOTAL CONVERTIBLE PREFERRED STOCKS		$ 57,560	Merrill Lynch Preferred Capital Trust III	4,800	122

PREFERRED STOCKS - 42.22%	Shares Held	Value (000's)	Merrill Lynch Preferred Capital Trust V	102,735	2,609

			Morgan Stanley Capital Trust III	350,590	8,561
Banks - 12.18%			Morgan Stanley Capital Trust IV	513,971	12,531
BAC Capital Trust VIII	36,019	890	Morgan Stanley Capital Trust V	422,449	10,075
Bank of America Corp 6.38%; Series 3	26,378	643	Morgan Stanley Capital Trust VI	330,421	8,198
Bank of America Corp 6.63%; Series I	203,384	5,286	Morgan Stanley Capital Trust VII	204,827	5,063
Bank of New York Mellon Corp/The	159,200	3,420	Morgan Stanley Capital Trust VIII	97,460	2,404
Barclays Bank PLC 7.10%	1,020,235	25,383	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,801	428
Barclays Bank PLC 7.75%	644,829	16,185	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,336
Barclays Bank PLC 8.13%	288,639	7,288	PreferredPlus TR-CCR1 6.00%; Series GSC4	41,600	955
Capital One Financial Corp	573,401	12,764	SATURNS 2004-04	86,086	1,999

Citigroup Inc	48,953	1,077			$157,959

City National Corp/CA	219,000	4,667
COBANK ACB 11.00%; Series D	115,000	6,160	Electric - 3.57%
Countrywide Capital V	218,131	5,466	Alabama Power Co	89,000	2,314
Countrywide Financial Corp	682,448	17,089	Dominion Resources Inc/VA	1,167,035	30,845
Cullen/Frost Bankers Inc	299,700	6,575	DTE Energy Co 5.25%	326,300	6,790
Deutsche Bank Capital Funding Trust IX	16,450	407	Duke Energy Corp	425,148	9,009
Deutsche Bank Capital Funding Trust VIII	397,803	9,623	Entergy Arkansas Inc 4.90%	269,966	5,453
Deutsche Bank Capital Funding Trust X	349,285	8,949	Entergy Arkansas Inc 5.75%	34,863	825
Deutsche Bank Contingent Capital Trust II	2,235,612	54,773	Entergy Louisiana LLC 4.70%	555,100	10,608
Deutsche Bank Contingent Capital Trust III	529,600	13,944	Entergy Louisiana LLC 5.25%	248,100	5,294
Deutsche Bank Contingent Capital Trust V	22,500	621	Entergy Louisiana LLC 6.00%	3,369	84
FirstMerit Corp	331,400	7,526	Entergy Mississippi Inc	17,012	416
HSBC Holdings PLC 6.20%	1,052,626	25,895	Entergy New Orleans Inc	9,500	206
HSBC Holdings PLC 8.00%	568,600	15,420	Entergy Texas Inc	942,097	24,447
HSBC USA Inc 2.86%	825,638	39,771	Georgia Power Co 6.50%	77,300	7,885
HSBC USA Inc 6.50%	2,085,705	51,350	Georgia Power Co 8.20%	146,583	3,763
HSBC USA Inc - Series D	1,148,882	28,699	Gulf Power Co 6.00%	60,914	6,122
JP Morgan Chase & Co	235,016	5,257	Gulf Power Co 6.45%	4,600	485
JP Morgan Chase Capital XXIX	213,800	5,559	Interstate Power & Light Co	482,400	10,097
Lloyds Banking Group PLC	130,471	3,521	NextEra Energy Capital Holdings Inc 5.00%	510,093	9,947
M&T Bank Corp - Series A	10,400	10,628	NextEra Energy Capital Holdings Inc - Series	454,170	11,631
M&T Bank Corp - Series C	7,100	7,255	F
M&T Capital Trust IV	377,056	9,724	NextEra Energy Capital Holdings Inc - Series	310,000	6,805
Morgan Stanley	104,100	2,029	G
PNC Financial Services Group Inc/The	1,641,862	41,884	NextEra Energy Capital Holdings Inc - Series	177,585	3,857
Royal Bank of Scotland Group PLC 5.75%;	591,134	11,267	H
Series L			NextEra Energy Capital Holdings Inc - Series I	671,456	13,268

Royal Bank of Scotland Group PLC 6.75%;	7,600	161	SCANA Corp	20,135	532

Series Q					$170,683

Santander Finance Preferred SAU	489,493	13,143	Hand & Machine Tools - 0.51%
State Street Corp	1,446,400	31,199	Stanley Black & Decker Inc	1,070,850	24,426
TCF Financial Corp	229,023	5,719
US Bancorp/MN - Series A	6,703	5,551
US Bancorp/MN - Series G	2,083,302	55,874	Insurance - 9.38%
Wells Fargo & Co	128,627	3,108	Aegon NV 4.00%	66,900	1,355

		$ 581,750	Aegon NV 6.38%	975,042	22,514

			Aegon NV 6.50%	247,358	5,805
Diversified Financial Services - 3.31%			Aegon NV 8.00%	63,317	1,721
Affiliated Managers Group Inc 5.25%	77,887	1,963	Aflac Inc	1,128,600	25,405
Affiliated Managers Group Inc 6.38%	5,000	117	Allstate Corp/The	540,300	12,994
Ameriprise Financial Inc	1,135,265	29,142	American Financial Group Inc/OH 5.75%	434,828	9,627
Charles Schwab Corp/The	12,535	295	Arch Capital Group Ltd	376,600	9,065
Citigroup Capital IX	462,679	11,604	Aspen Insurance Holdings Ltd 5.95%	936,500	22,551
Citigroup Capital X	339,010	8,597	Aspen Insurance Holdings Ltd 7.25%	143,802	3,591

See accompanying notes.

101

Schedule of Investments
Preferred Securities Fund
August 31, 2013

PREFERRED STOCKS (continued)	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value (000's)

Insurance (continued)			REITS (continued)
Axis Capital Holdings Ltd 5.50%	175,210	$ 3,483	Weingarten Realty Investors 8.10%	1,744,376	$36,545

Axis Capital Holdings Ltd 6.88%	2,072,850	49,748			$366,518

Delphi Financial Group Inc 7.38%	527,604	13,174
Hartford Financial Services Group Inc	1,016,436	28,287	Savings & Loans - 0.47%
ING Groep NV 6.13%	69,848	1,597	Astoria Financial Corp	108,000	2,516

ING Groep NV 6.20%	30,250	702	First Niagara Financial Group Inc	704,500	19,635

ING Groep NV 6.38%	849,100	19,453			$22,151

ING Groep NV 7.05%	1,019,994	24,990	Sovereign - 1.13%
ING Groep NV 7.20%	166,345	4,130	Farm Credit Bank of Texas (a),(b)	258,000	25,848
ING Groep NV 7.38%	862,200	21,796	Farm Credit Bank of Texas	23,800	28,188

ING Groep NV 8.50%	50,340	1,285			$54,036

PartnerRe Ltd 6.50%	182,872	4,349
PartnerRe Ltd 7.25%	11,415	289	Telecommunications - 3.76%
PLC Capital Trust V	250,879	6,141	Centaur Funding Corp 9.08% (b),(c)	56,403	67,772
Protective Life Corp 6.00%	20,009	447	Qwest Corp 6.13%	882,300	18,590
Protective Life Corp 6.25%	336,151	7,883	Qwest Corp 7.00%	520,255	12,777
Prudential PLC 6.50%	96,449	2,393	Qwest Corp 7.00%	253,178	6,208
Prudential PLC 6.75%	170,992	4,234	Qwest Corp 7.38%	372,908	9,278
Reinsurance Group of America Inc	577,300	13,890	Qwest Corp 7.50%	954,111	24,425
RenaissanceRe Holdings Ltd - Series C	121,322	2,821	Telephone & Data Systems Inc 6.63%	296,682	7,209
RenaissanceRe Holdings Ltd - Series E	719,805	14,324	Telephone & Data Systems Inc 7.00%	1,210,015	30,275
Torchmark Corp	472,900	10,569	United States Cellular Corp	125,584	3,081

WR Berkley Corp	1,338,656	28,540			$179,615

XLIT Ltd	80,144	68,924	TOTAL PREFERRED STOCKS		$ 2,016,155

		$ 448,077		Principal

			BONDS - 55.14%	Amount (000's)	Value (000's)

Media - 0.23%
Comcast Corp	489,466	10,940	Banks - 20.66%
			Abbey National Capital Trust I
			8.96%, 12/31/2049	$ 14,438 $	17,903
REITS - 7.68%			BAC Capital Trust XIII
Boston Properties Inc	9,289	195	4.00%, 12/29/2049 (d)	34,064	26,911
CommonWealth REIT 7.50%	187,345	3,880	Banco do Brasil SA/Cayman
Digital Realty Trust Inc - Series E	590,135	13,986	6.25%, 12/29/2049 (b),(d)	15,000	11,700
Digital Realty Trust Inc - Series G	74,567	1,519	Barclays Bank PLC
Duke Realty Corp 6.50%	283,473	6,690	5.93%, 12/31/2049 (b),(d)	3,410	3,486
Duke Realty Corp 6.60%	81,400	1,906	6.28%, 12/29/2049	14,300	12,971
Duke Realty Corp 6.63%	261,100	6,293	6.86%, 09/29/2049 (b),(d)	19,602	19,700
Health Care REIT Inc	617,185	14,658	7.43%, 09/29/2049 (b),(d)	10,001	10,751
Hospitality Properties Trust 7.13%; Series D	408,113	10,101	BNP Paribas SA
Kimco Realty Corp 5.50%	706,043	14,544	7.20%, 06/29/2049 (b)	3,800	3,752
Kimco Realty Corp 5.63%	450,895	9,482	BPCE SA
Kimco Realty Corp 6.00%	668,300	15,043	6.75%, 01/29/2049	11,500	11,241
Kimco Realty Corp 6.90%	341,085	8,626	CBA Capital Trust II
National Retail Properties Inc	455,621	10,557	6.02%, 03/29/2049 (b)	3,400	3,544
Prologis Inc - Series Q	128,700	7,523	Citigroup Inc
PS Business Parks Inc	380,000	8,014	5.35%, 05/29/2049 (d)	33,400	29,643
PS Business Parks Inc - Series R	130,211	3,218	5.90%, 12/29/2049	200	189
PS Business Parks Inc - Series S	46,415	1,080	5.95%, 12/29/2049	15,000	14,250
PS Business Parks Inc - Series T	79,059	1,704	8.40%, 04/29/2049	5,000	5,500
PS Business Parks Inc - Series U	510,634	10,693	Claudius Ltd for Credit Suisse
Public Storage Inc 5.20%; Series W	150,404	3,079	7.88%, 06/29/2049	5,892	6,275
Public Storage Inc 5.20%; Series X	85,700	1,760	8.25%, 06/29/2049	10,650	10,786
Public Storage Inc 5.38%; Series V	147,112	3,082	Cooperatieve Centrale Raiffeisen-
Public Storage Inc 5.75%; Series T	442,900	9,815	Boerenleenbank BA/Netherlands
Public Storage Inc 5.90%; Series S	56,300	1,285	11.00%, 12/29/2049 (b),(d)	56,107	72,588
Public Storage Inc 6.35%; Series R	746,444	18,213	Countrywide Capital III
Public Storage Inc 6.50%; Series Q	7,688	190	8.05%, 06/15/2027	6,312	7,511
Realty Income Corp - Series D	239,131	5,978	Credit Agricole SA
Realty Income Corp - Series F	853,083	20,593	8.38%, 10/13/2049 (b),(d)	11,000	11,990
Regency Centers Corp 6.00%	441,029	9,491	9.75%, 06/29/2049	11,592	12,288
Regency Centers Corp 6.63%	230,854	5,402	Credit Suisse AG
Senior Housing Properties Trust	115,931	2,440	6.50%, 08/08/2023 (b)	40,800	41,151
Ventas Realty LP / Ventas Capital Corp	294,237	6,267	Credit Suisse Group Guernsey I Ltd
Vornado Realty LP	1,445,611	38,381	7.88%, 02/24/2041 (d)	8,900	9,447
Vornado Realty Trust - Series I	103,392	2,516	Danske Bank A/S
Vornado Realty Trust - Series J	174,963	4,383	7.13%, 09/21/2037 (d)	142	145
Vornado Realty Trust - Series K	917,000	19,358	Den Norske Creditbank
Vornado Realty Trust - Series L	420,525	8,781	0.51%, 11/29/2049 (d)	8,940	4,951
Wachovia Corp 7.25%	425,159	11,143	0.54%, 08/29/2049 (d)	6,150	3,442
Weingarten Realty Investors 6.50%	326,265	8,104

See accompanying notes.

102

Schedule of Investments
Preferred Securities Fund
August 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Diversified Financial Services - 7.71%
Dresdner Funding Trust I			American Express Co
8.15%, 06/30/2031 (b)	$ 14,040	$ 13,900	6.80%, 09/01/2066 (d)	$ 9,094 $	9,712
Fifth Third Bancorp			Charles Schwab Corp/The
5.10%, 12/31/2049 (d)	5,100	4,590	7.00%, 02/28/2049 (d)	26,600	29,127
Fifth Third Capital Trust IV			Citigroup Capital III
6.50%, 04/15/2067 (d)	28,815	28,599	7.63%, 12/01/2036	2,700	3,004
First Empire Capital Trust I			General Electric Capital Corp
8.23%, 02/01/2027	13,750	13,990	6.25%, 12/15/2049 (d)	59,725	60,621
First Empire Capital Trust II			6.38%, 11/15/2067 (d)	10,615	11,199
8.28%, 06/01/2027	4,500	4,585	7.13%, 12/15/2049 (d)	58,200	64,020
First Hawaiian Capital I			Glen Meadow Pass-Through Trust
8.34%, 07/01/2027	8,410	8,488	6.51%, 02/12/2067 (b),(d)	785	738
First Union Capital II			Goldman Sachs Capital I
7.95%, 11/15/2029	3,700	4,438	6.35%, 02/15/2034	173,132	165,686
Goldman Sachs Capital II			Macquarie PMI LLC
4.00%, 06/01/2043 (d)	4,000	3,000	8.38%, 12/29/2049	3,000	3,127
HBOS Capital Funding LP			ZFS Finance USA Trust V
6.85%, 03/29/2049	8,916	8,515	6.50%, 05/09/2067 (b)	19,683	20,902

HSBC Capital Funding LP/Jersey					$368,136

10.18%, 12/31/2049 (b),(d)	25,000	35,344
HSBC USA Capital Trust I			Electric - 1.75%
7.81%, 12/15/2026 (b)	300	283	Electricite de France SA
			5.25%, 12/29/2049 (b),(d)	58,510	54,853
HSBC USA Capital Trust III
7.75%, 11/15/2026	7,200	7,253	Integrys Energy Group Inc
			6.11%, 12/01/2066 (d)	582	597
JP Morgan Chase & Co
6.00%, 12/29/2049 (d)	62,000	58,900	NextEra Energy Capital Holdings Inc
			6.35%, 10/01/2066 (d)	4,000	4,143
7.90%, 04/29/2049 (d)	46,260	51,002
			6.65%, 06/15/2067 (d)	3,000	3,157
JP Morgan Chase Capital XXI			7.30%, 09/01/2067 (d)	14,455	15,900
1.22%, 02/02/2037 (d)	8,131	6,098
KeyCorp Capital III			PPL Capital Funding Inc
			6.70%, 03/30/2067 (d)	4,875	5,042

7.75%, 07/15/2029	3,500	3,796
LBG Capital No.1 PLC					$83,692

7.88%, 11/01/2020 (b)	31,146	32,937	Holding Companies - Diversified - 0.21%
8.00%, 12/29/2049 (b),(d)	2,645	2,764	Hutchison Whampoa International 12 Ltd
LBG Capital No.2 PLC			6.00%, 05/29/2049 (b),(d)	9,500	10,022
7.88%, 03/19/2020	7,000	7,398
Lloyds Banking Group PLC
6.41%, 09/29/2049 (b)	44,620	39,489	Insurance - 22.41%
6.66%, 01/29/2049 (b)	42,281	38,264	ACE Capital Trust II
M&T Bank Corp			9.70%, 04/01/2030	5,490	7,684
6.88%, 12/29/2049 (b)	66,100	66,784	Aegon NV
			2.92%, 07/29/2049 (d)	31,648	24,768
PNC Financial Services Group Inc/The
4.85%, 05/29/2049	3,900	3,432	AIG Life Holdings Inc
6.75%, 07/29/2049 (d)	26,900	27,976	7.57%, 12/01/2045 (b)	16,825	19,601
Rabobank Capital Funding Trust III			8.50%, 07/01/2030	30,200	39,018
5.25%, 12/31/2049 (b),(d)	30,714	31,175	Allstate Corp/The
RBS Capital Trust IV			6.50%, 05/15/2067	12,505	13,255
1.08%, 09/29/2049 (d)	6,500	4,810	AXA SA
Royal Bank of Scotland Group PLC			2.84%, 08/06/2049 (d)	15,200	11,638
7.65%, 08/29/2049 (d)	18,560	18,096	6.38%, 12/29/2049 (b),(d)	39,868	38,871
Societe Generale SA			8.60%, 12/15/2030	13,565	16,075
1.02%, 12/29/2049 (b),(d)	5,750	4,658	Catlin Insurance Co Ltd
5.92%, 04/29/2049 (b),(d)	49,065	48,384	7.25%, 07/29/2049 (b)	73,096	75,654
8.75%, 10/29/2049	26,112	27,418	Dai-ichi Life Insurance Co Ltd/The
			7.25%, 12/31/2049 (b),(e)	16,250	18,038
Standard Chartered PLC
0.78%, 07/29/2049 (d)	2,000	1,160	Everest Reinsurance Holdings Inc
7.01%, 07/29/2049 (b)	18,850	19,010	6.60%, 05/15/2037 (d)	30,420	30,192
State Street Capital Trust IV			Great-West Life & Annuity Insurance Capital
1.27%, 06/01/2077 (d)	600	486	LP
			6.63%, 11/15/2034 (b)	7,000	6,832
Wachovia Capital Trust III
5.57%, 03/29/2049 (d)	8,167	7,718	Great-West Life & Annuity Insurance Capital

		$ 986,855	LP II

			7.15%, 05/16/2046 (b),(d)	8,750	8,958
Chemicals - 0.46%			ING US Inc
Sinochem Global Capital Co Ltd			5.65%, 05/15/2053 (d)	20,700	19,184
5.00%, 12/29/2049 (b),(d)	24,450	22,188	Liberty Mutual Group Inc
			7.00%, 03/15/2037 (b),(d)	12,688	12,878
			7.80%, 03/07/2087 (b)	30,378	34,175
			Lincoln National Corp
			6.05%, 04/20/2067 (d)	27,905	27,626

See accompanying notes.

103

Schedule of Investments
Preferred Securities Fund
August 31, 2013

	Principal		REPURCHASE AGREEMENTS	Maturity
BONDS (continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Insurance (continued)			Banks (continued)
Lincoln National Corp (continued)			Investment in Joint Trading Account; Deutsche $	7,455	$7,455
7.00%, 05/17/2066 (d)	$ 12,775	$ 12,967	Bank Repurchase Agreement; 0.06% dated
MetLife Capital Trust IV			08/30/2013 maturing 09/03/2013
7.88%, 12/15/2067 (b)	19,200	21,792	(collateralized by US Government
MetLife Capital Trust X			Securities; $7,604,118; 0.00% - 2.23%;
9.25%, 04/08/2068 (b)	27,375	35,451	dated 10/15/13 - 12/06/22)
Mitsui Sumitomo Insurance Co Ltd			Investment in Joint Trading Account; Merrill	3,190	3,190
7.00%, 03/15/2072 (b)	24,900	27,701	Lynch Repurchase Agreement; 0.03%
MMI Capital Trust I			dated 08/30/2013 maturing 09/03/2013
7.63%, 12/15/2027	1,073	1,263	(collateralized by US Government
Nationwide Financial Services Inc			Securities; $3,253,422; 2.38% - 2.63%;
6.75%, 05/15/2067	68,095	68,095	dated 01/31/18 - 06/30/18)

Provident Financing Trust I					$18,769

7.41%, 03/15/2038	8,750	9,664	TOTAL REPURCHASE AGREEMENTS		$18,769

Prudential Financial Inc			Total Investments		$4,728,255
5.63%, 06/15/2043 (d)	118,600	110,891	Other Assets in Excess of Liabilities, Net - 1.00%		$47,701

5.88%, 09/15/2042 (d)	11,675	11,383	TOTAL NET ASSETS - 100.00%		$4,775,956

Prudential PLC
6.50%, 06/29/2049	42,448	42,236
7.75%, 12/29/2049	4,800	5,117	(a) Non-Income Producing Security
QBE Capital Funding II LP			(b)	Security exempt from registration under Rule 144A of the Securities Act of
6.80%, 06/29/2049 (b),(d)	27,315	27,452		1933. These securities may be resold in transactions exempt from
QBE Capital Funding III Ltd				registration, normally to qualified institutional buyers. Unless otherwise
7.25%, 05/24/2041 (b),(d)	84,895	89,564		indicated, these securities are not considered illiquid. At the end of the
Reinsurance Group of America Inc				period, the value of these securities totaled $1,322,742 or 27.70% of net
6.75%, 12/15/2065 (d)	22,450	22,338	assets.
Sirius International Group Ltd			(c) Affiliated Security
7.51%, 05/29/2049 (b),(d)	1,175	1,203	(d)	Variable Rate. Rate shown is in effect at August 31, 2013.
Sompo Japan Insurance Inc			(e) Security is Illiquid
5.33%, 03/28/2073 (b),(d)	68,200	67,231
Swiss Re Capital I LP
6.85%, 05/29/2049 (b),(d)	42,620	44,538

ZFS Finance USA Trust II				Portfolio Summary (unaudited)

6.45%, 12/15/2065 (b),(d)	62,850	66,935	Sector		Percent

		$ 1,070,268	Financial		85 .39%

			Utilities		5 .33%
Miscellaneous Manufacturing - 0.40%			Communications		3 .99%
GE Capital Trust I			Industrial		1 .55%
6.38%, 11/15/2067	18,008	18,953	Government		1 .13%
			Energy		0 .90%
			Basic Materials		0 .46%
Pipelines - 0.90%			Diversified		0 .21%
DCP Midstream LLC
5.85%, 05/21/2043 (b),(d)	12,820	11,891	Exchange Traded Funds		0 .04%

TransCanada PipeLines Ltd			Other Assets in Excess of Liabilities, Net		1 .00%

6.35%, 05/15/2067 (d)	29,663	30,849	TOTAL NET ASSETS		100.00%

		$ 42,740

Transportation - 0.64%
BNSF Funding Trust I
6.61%, 12/15/2055 (d)	27,260	30,793

TOTAL BONDS		$ 2,633,647

	Maturity
REPURCHASE AGREEMENTS - 0.39%	Amount (000's)	Value (000's)

Banks - 0.39%
Investment in Joint Trading Account; Barclays $ 3,345		$ 3,345
Bank Repurchase Agreement; 0.04% dated
08/30/2013 maturing 09/03/2013
(collateralized by US Government Security;
$3,412,104; 4.50%; dated 08/15/39)
Investment in Joint Trading Account; Credit	4,779	4,779
Suisse Repurchase Agreement; 0.04%
dated 08/30/2013 maturing 09/03/2013
(collateralized by US Government
Securities; $4,874,435; 4.38% - 6.13%;
dated 11/15/27 - 02/15/40)

See accompanying notes.

104

Schedule of Investments
Preferred Securities Fund
August 31, 2013

	August 31,	August 31,						August 31,	August 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales		2013	2013
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost

Centaur Funding Corp 9.08%	54,403	$59,224	2,800 $	3,493	800		$1,024	56,403	$ 61,820

		$59,224		$3,493			$1,024		$ 61,820

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions

Centaur Funding Corp 9.08%	$	5,112	$		127	$

	$	5,112	$		127	$

Amounts in thousands except shares

See accompanying notes.

105

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2013

COMMON STOCKS - 96.11%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Automobile Manufacturers - 1.76%			Healthcare - Products - 2.00%
New Flyer Industries Inc	870,913	$9,079	STERIS Corp	64,948	$2,656
			Teleflex Inc	99,660	7,682

Automobile Parts & Equipment - 1.84%					$10,338

Autoliv Inc	117,383	9,506	Housewares - 0.86%
			Newell Rubbermaid Inc	175,649	4,444
Banks - 7.01%
City Holding Co	88,180	3,602	Insurance - 6.87%
Community Trust Bancorp Inc	154,845	5,841	Fidelity National Financial Inc	281,818	6,682
First Financial Bancorp	159,535	2,393	HCC Insurance Holdings Inc	131,093	5,532
FirstMerit Corp	401,394	8,494	OneBeacon Insurance Group Ltd	273,611	3,907
PacWest Bancorp	192,445	6,399	PartnerRe Ltd	70,547	6,148
Sterling Bancorp/NY	227,834	2,891	Protective Life Corp	150,355	6,284
TrustCo Bank Corp NY	54,312	317	Validus Holdings Ltd	197,870	6,848

Washington Trust Bancorp Inc	207,312	6,221			$35,401

		$36,158

			Investment Companies - 1.87%
Chemicals - 5.97%			Ares Capital Corp	549,972	9,668
Cabot Corp	156,211	6,247
Canexus Corp	779,011	5,599
Huntsman Corp	352,606	6,171	Machinery - Diversified - 2.52%
Rockwood Holdings Inc	93,547	5,974	Applied Industrial Technologies Inc	107,240	5,107

RPM International Inc	200,488	6,812	IDEX Corp	132,942	7,893

		$30,803			$13,000

Coal - 1.83%			Media - 1.79%
Alliance Resource Partners LP	125,252	9,429	Sinclair Broadcast Group Inc	385,848	9,229

Commercial Services - 1.83%			Mining - 0.75%
Landauer Inc	72,620	3,448	IAMGOLD Corp	639,795	3,852
McGrath RentCorp	180,656	5,976

		$9,424	Miscellaneous Manufacturing - 1.20%

Computers - 0.83%			Crane Co	108,178	6,210
MTS Systems Corp	70,997	4,272
			Oil & Gas - 7.91%
			BreitBurn Energy Partners LP	295,819	5,227
Consumer Products - 2.33%			Calumet Specialty Products Partners LP	216,281	6,612
Kimberly-Clark de Mexico SAB de CV ADR	271,631	3,866
Tupperware Brands Corp	100,696	8,133	HollyFrontier Corp	107,740	4,792

			Pengrowth Energy Corp	1,584,049	8,753
		$11,999	Suburban Propane Partners LP	131,035	6,001

Diversified Financial Services - 0.80%			Vermilion Energy Inc	116,455	6,257
Fly Leasing Ltd ADR	321,362	4,123	Zargon Oil & Gas Ltd	452,912	3,147

					$40,789

Electric - 3.09%			Packaging & Containers - 0.98%
Alliant Energy Corp	116,176	5,764	Packaging Corp of America	94,893	5,033
Great Plains Energy Inc	81,454	1,785
Pepco Holdings Inc	186,844	3,539
PNM Resources Inc	199,777	4,377	Pipelines - 2.19%
SCANA Corp	9,851	474	Atlas Pipeline Partners LP	244,218	9,475

			ONEOK Inc	34,949	1,798

		$15,939			$11,273

Electrical Components & Equipment - 2.54%
Hubbell Inc	61,246	6,208	Private Equity - 1.73%
Molex Inc	237,383	6,889	Hercules Technology Growth Capital Inc	617,196	8,943

		$13,097

			REITS - 14.82%
Electronics - 2.13%			Agree Realty Corp	179,627	4,868
Garmin Ltd	269,853	11,002	Alexandria Real Estate Equities Inc	85,217	5,255
			American Capital Agency Corp	134,185	3,054
Food - 0.94%			BioMed Realty Trust Inc	340,694	6,272
B&G Foods Inc	143,284	4,853	Capstead Mortgage Corp	710,299	8,339
			Colony Financial Inc	270,189	5,342
			CYS Investments Inc	1,243,147	9,547
Gas - 0.62%			Digital Realty Trust Inc	172,985	9,618
Vectren Corp	97,850	3,190	EastGroup Properties Inc	39,429	2,216
			EPR Properties	118,886	5,823
Hand & Machine Tools - 2.98%			Hatteras Financial Corp	174,072	3,186
Lincoln Electric Holdings Inc	112,046	7,006	Medical Properties Trust Inc	220,424	2,546
Snap-on Inc	89,266	8,356	Omega Healthcare Investors Inc	364,373	10,348

		$15,362			$76,414

See accompanying notes.

106

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2013

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent

			Financial	37 .45%
Retail - 0.20%			Industrial	13 .58%
Guess? Inc	33,822	$1,032	Energy	11 .93%
			Consumer, Non-cyclical	7 .10%
Semiconductors - 4.68%			Technology	6 .75%
Cypress Semiconductor Corp (a)	510,119	5,775	Basic Materials	6 .72%
Maxim Integrated Products Inc	293,425	8,170	Communications	6 .63%
Microchip Technology Inc	216,717	8,411	Consumer, Cyclical	6 .59%
			Utilities	3 .71%

MKS Instruments Inc	70,919	1,776	Liabilities in Excess of Other Assets, Net	(0 .46)%

		$24,132	TOTAL NET ASSETS	100.00%

Software - 1.24%
Computer Programs & Systems Inc	116,112	6,381

Telecommunications - 4.84%
Consolidated Communications Holdings Inc	537,583	8,967
Harris Corp	156,964	8,889
Windstream Corp	882,821	7,124

		$24,980

Toys, Games & Hobbies - 1.93%
Hasbro Inc	218,372	9,953

Trucking & Leasing - 1.23%
TAL International Group Inc (a)	148,232	6,344

TOTAL COMMON STOCKS		$495,652

	Maturity
REPURCHASE AGREEMENTS - 4.35% Amount (000's)		Value (000's)

Banks - 4.35%
Investment in Joint Trading Account; Barclays $	3,997	$3,997
Bank Repurchase Agreement; 0.04% dated
08/30/2013 maturing 09/03/2013
(collateralized by US Government Security;
$4,076,427; 4.50%; dated 08/15/39)
Investment in Joint Trading Account; Credit	5,709	5,709
Suisse Repurchase Agreement; 0.04%
dated 08/30/2013 maturing 09/03/2013
(collateralized by US Government
Securities; $5,823,468; 4.38% - 6.13%;
dated 11/15/27 - 02/15/40)
Investment in Joint Trading Account; Deutsche	8,907	8,906
Bank Repurchase Agreement; 0.06% dated
08/30/2013 maturing 09/03/2013
(collateralized by US Government
Securities; $9,084,609; 0.00% - 2.23%;
dated 10/15/13 - 12/06/22)
Investment in Joint Trading Account; Merrill	3,811	3,811
Lynch Repurchase Agreement; 0.03%
dated 08/30/2013 maturing 09/03/2013
(collateralized by US Government
Securities; $3,886,850; 2.38% - 2.63%;
dated 01/31/18 - 06/30/18)

		$22,423

TOTAL REPURCHASE AGREEMENTS		$22,423

Total Investments		$518,075
Liabilities in Excess of Other Assets, Net - (0.46)%		$(2,389)

TOTAL NET ASSETS - 100.00%		$515,686

(a) Non-Income Producing Security

See accompanying notes.

107

Glossary to the Schedules of Investments August 31, 2013

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
EUR	Euro
GBP	British Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
RUB	Russian Rouble
USD/$	United States Dollar
UYU	Uruguayan Peso

See accompanying notes.

108

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109

FINANCIAL HIGHLIGHTS

\PRINCIPAL FUNDS , I NC .

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)

DIVERSIFIED REAL ASSET FUND

Class A shares

2013	$11 .91	$0 .15	$0 .07	$0 .22	($0 .11)	($0 .30)	($0 .41)	$11 .72	1 .89%

2012	11 .82	0 .10	0 .30	0 .40	(0 .03)	(0 .28)	(0 .31)	11 .91	3 .53

2011	10 .12	0 .12	1 .63	1 .75	(0 .03)	(0 .02)	(0 .05)	11 .82	17 .31

2010(d)	10 .00	0 .03	0 .10	0 .13	(0 .01)		(0 . 01)	10 . 12	1 . 33 (e)

Class C shares

2013	11 .75	0 .06	0 .07	0 .13	(0 .03)	(0 .30)	(0 .33)	11 .55	1 .10

2012	11 .72	0 .01	0 .30	0 .31		(0 . 28)	(0 . 28)	11 . 75	2 . 80

2011	10 .10	0 .04	1 .61	1 .65	(0 .01)	(0 .02)	(0 .03)	11 .72	16 .44

2010(d)	10 .00		0.10	0.10				10 . 10	1 . 04 (e)

Class P shares

2013	11 .96	0 .18	0 .07	0 .25	(0 .13)	(0 .30)	(0 .43)	11 .78	2 .14

2012	11 .85	0 .12	0 .31	0 .43	(0 .04)	(0 .28)	(0 .32)	11 .96	3 .78

2011(g)	10 .57	0 .15	1 .19	1 .34	(0 .04)	(0 .02)	(0 .06)	11 .85	12 .75 (e)

GLOBAL MULTI-STRATEGY FUND

Class A shares

2013	10 .32		0.29	0.29		(0 . 14)	(0 . 14)	10 . 47	2 . 85

2012(i)	10 .00	(0 .04)	0 .36	0 .32				10 . 32	3 . 20 (e)

Class C shares

2013	10 .33	(0 .08)	0 .29	0 .21		(0 . 14)	(0 . 14)	10 . 40	2 . 07

2012(j)	10 .18	(0 .02)	0 .17	0 .15				10 . 33	1 . 47 (e)

Class P shares

2013	10 .34	0 .02	0 .29	0 .31		(0 . 14)	(0 . 14)	10 . 51	3 . 04

2012(i)	10 .00	(0 .02)	0 .36	0 .34				10 . 34	3 . 40 (e)

OPPORTUNISTIC MUNICIPAL FUND

Class A shares

2013	10 .29	0 .43	(1 .16)	(0 .73)	(0 .41)	(0 .03)	(0 .44)	9 .12	(7 .53)

2012(j)	10 .00	0 .08	0 .28	0 .36	(0 .07)		(0 . 07)	10 . 29	3 . 62 (e)

Class C shares

2013	10 .29	0 .36	(1 .17)	(0 .81)	(0 .33)	(0 .03)	(0 .36)	9 .12	(8 .22)

2012(j)	10 .00	0 .07	0 .28	0 .35	(0 .06)		(0 . 06)	10 . 29	3 . 48 (e)

See accompanying notes.

110

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Ratio of Expenses to
Average Net Assets
		(Excluding	Ratio of Expenses
	Ratio of	Dividends and	to Average Net		Ratio of Net
Net Assets, End of	Expenses to	Interest Expense on	Assets (Excluding	Ratio of Gross	Investment Income
Period (in	Average Net	Short Sales and	Interest Expense	Expenses to Average	to Average Net	Portfolio
thousands)	Assets	Short Sale Fees)	and Fees)	Net Assets	Assets	Turnover Rate

$281,607	1 .25%	N/A	N/A	1 .47%(c)	1 .25%	78 . 7%

246,133	1 .25	N/A	N/A	1 .44 (c)	0 .86	107 .3

90,355	1 .25	N/A	N/A	1 .32 (c)	1 .06	59 .7

9,577	1 .25 (f)	N/A	N/A	2 .73 (c),(f)	0 .61 (f)	38 .1 (f)

49,372	2 .00	N/A	N/A	2 .04 (c)	0 .51	78 .7

42,133	2 .00	N/A	N/A	2 .13 (c)	0 .07	107 .3

37,833	2 .00	N/A	N/A	2 .18 (c)	0 .37	59 .7

1,364	2 .00 (f)	N/A	N/A	11 .08 (c),(f)	(0 .03) (f)	38 .1 (f)

60,294	0 .99	N/A	N/A	0 .99 (c)	1 .51	78 .7

39,474	1 .04	N/A	N/A	1 .13 (c)	1 .05	107 .3

30,013	1 .05 (f)	N/A	N/A	1 .05 (c),(f)	1 .37 (f)	59 .7 (f)

100,180	2 .61	2 .00% (h)	N/A	2 .74 (c)	(0 .07)	135 .6

8,465	2 . 70 (f)	2 . 00 (f),(h)	N/A	3 . 62 (c),(f)	(0 . 45) (f)	196 . 0 (f)

21,035	3 .36	2 .75 (h)	N/A	3 .65 (c)	(0 .82)	135 .6

1,529	3 . 30 (f)	2 . 75 (f),(h)	N/A	30 . 56 (c),(f)	(0 . 83) (f)	196 . 0 (f)

66,419	2 .40	1 .79 (h)	N/A	2 .49 (c)	0 .08	135 .6

707	2 . 50 (f)	1 . 80 (f),(h)	N/A	12 . 80 (c),(f)	(0 . 19) (f)	196 . 0 (f)

13,962	1 .03	N/A	0 .90%	1 .21 (c)	4 .21	103 .4

7,860	1 .13 (f)	N/A	0 .90 (f)	3 .23 (c),(f)	3 .78 (f)	93 .8 (f)

7,835	1 .78	N/A	1 .65	2 .03 (c)	3 .47	103 .4

7,745	1 .88 (f)	N/A	1 .65 (f)	3 .93 (c),(f)	3 .03 (f)	93 .8 (f)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.

(c)	Excludes expense reimbursement from Manager.

(d)	Period from March 16, 2010, date shares first offered, through August 31, 2010.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Period from September 27, 2010, date shares first offered, through August 31, 2011.

(h)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.

(i)	Period from October 24, 2011, date shares first offered, through August 31, 2012.

(j)	Period from June 14, 2012, date shares first offered, through August 31, 2012.

See accompanying notes.

111

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period		Total Return(b)

PREFERRED SECURITIES FUND

Class A shares

2013	$10 .36	$0 .54	($0 .12)	$0 .42	($0 .55)	($0 .06)	($0 .61)	$10 .17	3 .96%

2012	9 .82	0 .59	0 .55	1 .14	( 0 .57)	( 0 .03)	( 0 .60)	10 .36	12 .20

2011	9 .86	0 .59		0 .59	( 0 .57)	( 0 .06)	( 0 .63)	9 .82	6 .04

2010(h)	8 .88	0 .51	0 .98	1 .49	( 0 .51)		( 0 .51)	9 .86	17 .28 (c)

2009(f)	6 .68	0 .59	2 .20	2 .79	( 0 .59)		( 0 .59)	8 .88	44 .34

2008(f)	10 .11	0 .58	(3 .45)	(2 .87)	( 0 .56)		( 0 .56)	6 .68	(29 .61)

Class C shares

2013	10 .35	0 .46	( 0 .12)	0 .34	( 0 .47)	( 0 .06)	( 0 .53)	10 .16	3 .21

2012	9 .81	0 .51	0 .56	1 .07	( 0 .50)	( 0 .03)	( 0 .53)	10 .35	11 .38

2011	9 .85	0 .51	0 .01	0 .52	( 0 .50)	( 0 .06)	( 0 .56)	9 .81	5 .26

2010(h)	8 .87	0 .45	0 .99	1 .44	( 0 .46)		( 0 .46)	9 .85	16 .59 (c)

2009(f)	6 .68	0 .53	2 .20	2 .73	( 0 .54)		( 0 .54)	8 .87	43 .19

2008(f)	10 .11	0 .52	( 3 .46)	( 2 .94)	( 0 .49)		( 0 .49)	6 .68	(30 .14)

Class P shares

2013	10 .30	0 .56	( 0 .12)	0 .44	( 0 .57)	( 0 .06)	( 0 .63)	10 .11	4 .22

2012	9 .77	0 .60	0 .55	1 .15	( 0 .59)	( 0 .03)	( 0 .62)	10 .30	12 .41

2011(i)	10 .04	0 .54	( 0 .15)	0 .39	( 0 .60)	( 0 .06)	( 0 .66)	9 .77	3 .93 (c)

SMALL-MIDCAP DIVIDEND INCOME FUND

Class A shares

2013	10 .46	0 .34	1 .80	2 .14	( 0 .32)	( 0 .03)	( 0 .35)	12 .25	20 .85

2012	9 .28	0 .34	1 .22	1 .56	( 0 .38)		( 0 .38)	10 .46	17 .30

2011(j)	10 .00	0 .06	( 0 .78)	( 0 .72)				9 . 28	(7 . 20) (c)

Class C shares

2013	10 .48	0 .23	1 .81	2 .04	( 0 .28)	( 0 .03)	( 0 .31)	12 .21	19 .75

2012(k)	9 .87	0 .05	0 .63	0 .68	( 0 .07)		( 0 .07)	10 .48	6 .89 (c)

Class P shares

2013	10 .58	0 .38	1 .82	2 .20	( 0 .35)	( 0 .03)	( 0 .38)	12 .40	21 .17

2012	9 .38	0 .38	1 .23	1 .61	( 0 .41)		( 0 .41)	10 .58	17 .70

2011(j)	10 .00	0 .07	( 0 .69)	( 0 .62)				9 . 38	(6 . 20) (c),(l)

See accompanying notes.

112

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC.

	Ratio of		Ratio of Net
	Expenses to	Ratio of Gross	Investment Income
Net Assets, End of	Average Net	Expenses to Average	to Average Net	Portfolio
Period (in thousands)	Assets	Net Assets	Assets	Turnover Rate

$1,108,540	1 .07%	1 .07%	5 .11%	31 .5%

1,139,496	1 .06	1 .06	5 .94	22 .9

798,143	1 .10	1 .10	5 .80	16 .8

874,721	1 . 07 (d)	1 . 10 (d),(e)	6 .57 (d)	23 .4 (d)

669,875	1 .00 (g)		7 .87	26 .2

190,999	1 .00 (g)		6 .61	18 .7

911,340	1 .81	1 .81	4 .37	31 .5

887,524	1 .82	1 .82	5 .18	22 .9

669,953	1 .85	1 .85	5 .06	16 .8

576,857	1 . 82 (d)	1 . 84 (d),(e)	5 .82 (d)	23 .4 (d)

432,896	1 .75 (g)		7 .14	26 .2

116,229	1 .75 (g)		5 .94	18 .7

824,389	0 .85	0 .85 (e)	5 .34	31 .5

734,855	0 .85	0 .85 (e)	6 .14	22 .9

349,253	0 . 76 (d)	0 . 76 (d),(e)	5 .86 (d)	16 .8 (d)

109,770	1 .26	1 .26 (e)	2 .89	18 .5

16,660	1 .40	1 .60 (e)	3 .42	19 .1

3,697	1 . 40 (d)	7 . 11 (d),(e)	2 . 99 (d)	43 . 5 (d)

20,427	2 .15	2 .27 (e)	1 .88	18 .5

192	2 . 15 (d)	179 . 47 (d),(e)	2 . 34 (d)	19 . 1 (d)

32,430	1 .00	1 .11 (e)	3 .17	18 .5

5,288	1 .00	1 .97 (e)	3 .69	19 .1

110	1 . 02 (d)	211 . 90 (d),(e)	3 . 35 (d)	43 . 5 (d)

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Excludes expense reimbursement from Manager.

(f)	For the period November 1 to October 31 in the year indicated.

(g)	Reflects Manager's contractual expense limit.

(h)	Ten months ended August 31, 2010. Effective in 2010, the fund's fiscal year end was changed from October 31 to August 31.

(i)	Period from September 27, 2010, date shares first offered, through August 31, 2011.

(j)	Period from June 6, 2011, date shares first offered, through August 31, 2011.

(k)	Period from June 14, 2012, date shares first offered, through August 31, 2012.

(l)	During 2011, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

See accompanying notes.

113

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders Principal Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund, (5 of the portfolios constituting the Principal Funds, Inc. (collectively the Funds )) as of August 31, 2013, and the related statements of operations, the statement of cash flows for Opportunistic Municipal Fund, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds internal control ove r financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodian, agent banks, and brokers, or by other appropriate auditing procedures where replies from brokers or agent banks were not received. We believe that ou r audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting the portfolios within Principal Funds, Inc. at August 31, 2013, and the results o f their operations, the cash flows of Opportunistic Municipal Fund, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois October 18, 2013

114

S HAREHOLDER E XPENSE E XAMPLE PRINCIPAL FUNDS , I NC . August 31, 2013 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period		Ending	During Period
	Account	Account Value	March 1,	Beginning	Account Value	March 1,	Annualized
	Value March 1,	August 31,	2013 to August	Account Value	August 31,	2013 to August	Expense
	2013	2013	31, 2013(a)	March 1, 2013	2013	31, 2013(a)	Ratio

Diversified Real Asset Fund
Class A	$1,000.00	$989.03	$6.27	$1,000.00	$1,018.90	$6.36	1.25%
Class C	1,000.00	984.65	10.00	1,000.00	1,015.12	10.16	2.00
Class P	1,000.00	989.92	4.82	1,000.00	1,020.37	4.89	0.96

Global Multi-Strategy Fund
Class A	1,000.00	998.09	12.84	1,000.00	1,012.35	12.93	2.55
Class C	1,000.00	994.26	16.54	1,000.00	1,008.62	16.66	3.29
Class P	1,000.00	999.05	11.64	1,000.00	1,013.56	11.72	2.31

Global Multi-Strategy Fund
(Excluding Dividends and Interest Expense
on Shorts and Short Sale Fees)
Class A	1,000.00	998.10	10.07	1,000.00	1,015.08	10.13	2.00
Class C	1,000.00	994.30	13.77	1,000.00	1,011.33	13.87	2.74
Class P	1,000.00	999.00	8.87	1,000.00	1,016.29	8.91	1.76

115

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
August 31, 2013 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period		Ending	During Period
	Account	Account Value	March 1,	Beginning	Account Value	March 1,	Annualized
	Value March 1,	August 31,	2013 to August	Account Value	August 31,	2013 to August	Expense
	2013	2013	31, 2013(a)	March 1, 2013	2013	31, 2013(a)	Ratio

Opportunistic Municipal Fund
Class A	$1,000.00	$874.00	$4.25	$1,000.00	$1,020.67	$4.58	0.90%
Class C	1,000.00	870.64	7.78	1,000.00	1,016.89	8.39	1.65

Opportunistic Municipal Fund
(Excluding Interest Expense and Fees)
Class A	1,000.00	874.03	3.78	1,000.00	1,021.16	$4.05	0.80%
Class C	1,000.00	870.62	7.31	1,000.00	1,017.36	7.85	1.55

Preferred Securities Fund
Class A	1,000.00	977.64	5.48	1,000.00	1,019.66	5.60	1.10
Class C	1,000.00	974.08	9.06	1,000.00	1,016.03	9.25	1.82
Class P	1,000.00	978.68	4.34	1,000.00	1,020.82	4.43	0.87

Small-MidCap Dividend Income Fund
Class A	1,000.00	1,075.20	6.59	1,000.00	1,018.85	6.41	1.26
Class C	1,000.00	1,069.55	11.22	1,000.00	1,014.37	10.92	2.15
Class P	1,000.00	1,076.12	5.23	1,000.00	1,020.16	5.09	1.00

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

116

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be interested persons as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be interested persons as defined in the 1940 Act

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years*

Elizabeth Ballantine	Principal, EBA Associates	101	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	101	McClatchy
Director since March 2012			Newspapers, Inc. ;
Member, Audit Committee			Herbalife Ltd. ; Frontier
1951			Communications, Inc. ;
Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	101	Avista Corporation;
Director since 2007	P. S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	101	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	101	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	101	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	101	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball Porter Investments	101	Casey s General Stores,
Director since 1999	L. L. C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	101	None
Director since 2007
Member, Audit Committee
1944

117

The following directors are considered to be interested persons as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years*

Michael J. Beer	Executive Vice President, Principal	101	None
Director since 2012	Funds Distributor, Inc. ( PFD )
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company ( PLIC )
Director, Principal Management
Corporation, (the Manager )
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services ( PSS ) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	101	None
Director since 2008	Director, Finisterre since 2011
President, CEO, and Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. ( PFA ) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

*Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of
Section 15(d) of the Securities Exchange Act or any other mutual fund.

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA
50392.

118

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Randy L. Bergstrom	Counsel, Principal Global Investors, LLC ( PGI )
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, PMC since 2011
El Dorado Hills, CA 95762	Senior Vice President, PMC since 2010
1967	Senior Vice President, Princor since 2010
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD since 2009
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager since 2009
1973	Counsel, Princor since 2009
Counsel, PSS since 2009

119

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Layne A. Rasmussen	Vice President/Controller Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor since 2009
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager
1972	Counsel, Princor
Counsel, PSS

Dan Westholm	Director Treasury, PFA since 2011
Assistant Treasurer	Director Treasury, PFD since 2011
711 High Street, Des Moines, IA 50392	Director Treasury, PLIC
1966	Director Treasury, the Manager
Director Treasury, Princor since 2011
Director Treasury, PSS

Beth Wilson	Vice President, the Manager
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not interested persons of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds shareholders, and provides review and oversight of the Funds operations.

Additional information about the Fund is available in the Prospectuses dated December 28, 2012, and the Statement of Additional Information dated December 28, 2012. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1 -800-222 -5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www. sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund s Form N-Q can be reviewed and copied at the Commission s Public Reference Room in Washington, D. C. or on the Commission s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

120

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. ( PFI ) approved a Sub-advisory Agreement with York Registered Holdings L.P. ( York ) related to the Global Multi-Strategy Fund (the Fund ).

York Sub - advisory Agreement

On June 10, 2013, the Board considered for approval a sub-advisory agreement (the Sub-advisory Agreement ) between the Manager and York (the Sub-advisor ) with respect to an event- driven strategies segment of the Fund.

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Sub-advisory Agreement. In reaching this conclusion, no single factor was determinative in the Board s analysis, but rather the Board considered a variety of factors.

Nature, Quality and Extent of Services . The Board considered the nature, quality and extent of services expected to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-advisor, investment approach of the Sub-advisor, the experience and skills of the Sub-advisor s investment personnel who would be responsible for the day-to -day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager s program for identifying, recommending, monitoring and replacing Sub-advisors and that the Manager recommended the Sub-advisor based upon that program.

Investment Performance . The Board reviewed the historical one-year, three-year and since inception (August 2009) performance returns and ranking as of December 31, 2012 of the Sub-advisor in a fund regulated by the European Union ( EU Fund ) with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant peer group and benchmark index. The Board also evaluated the impact on performance of the differences between the strategies of the EU Fund and the peer group and benchmark index. The Board concluded, based on this information, that the historical investment performance record of the Sub-advisor was satisfactory.

Fees, Economies of Scale and Profitability . The Board considered the proposed sub-advisory fee, noting that the Manager compensates Sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-advisory Agreement. The Board noted that the sub-advisory fee schedule does not include breakpoints and considered the Sub-advisor s statement that it does not charge a lower fee to any other subadvisory client for this strategy and the Manager s statement that it found the Sub-advisor s proposed fee to be competitive for this strategy. In addition, in evaluating the subadvisory fees and the factor of profitability, the Board considered that the subadvisory fee rate was negotiated at arms-length between the Manager and the Sub-advisor. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee was reasonable.

Other Benefits . The Board noted Management s statement that there were no known fall-out benefits identified.

Overall Conclusions . Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-advisory Agreement are fair and reasonable and that approval of the Sub-advisory Agreement was in the best interests of the Fund.

121

FEDERAL INCOME TAX INFORMATION
PRINCIPAL FUNDS, INC.
August 31, 2013 (unaudited)

Long Term Capital Gain Dividends. Certain of the Funds distributed long term capital gain dividends during the fiscal year ended August 31, 2013. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended August 31, 2013, that qualifies for the dividend received deduction is as follows:

Deductible
Percentage

Diversified Real Asset Fund	15%
Global Multi-Strategy Fund	60%
Preferred Securities Fund	14%
Small-MidCap Dividend Income Fund	68%

Qualified Dividend Income. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax

Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended August 31, 2013, taxed at a maximum rate of 15% is as follows:

Percentage

Diversified Real Asset Fund	36%
Global Multi-Strategy Fund	77%
Preferred Securities Fund	24%
Small-MidCap Dividend Income Fund	76%

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns.

For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the Fund s transfer agent.

Intentionally Left Blank

Intentionally Left Blank

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT s ASSET ALLOCATION EXPERTISE s RETIREMENT LEADERSHIP

Distributed by: Principal Funds Distributor, Inc., 1100 Investment Blvd., Suite 200, El Dorado Hills, CA 95762

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing. To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

     Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

FV689A-03 | 08/2013 | t1309060309

  2013 Principal Financial Services, Inc.

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Mark Grimmett, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

August 31, 2012 - $65,905
August 31, 2013 - $220,440

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant during the last two fiscal years that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

August 31, 2012 - $0
August 31, 2013 - $8,000

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

August 31, 2012 - $47,374
August 31, 2013 - $58,527

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Board of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. (the "Funds") effective for all engagements of the primary independent auditor.

1. The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

  Services that are subject to audit procedure during a financial statement audit;
  Services where the auditor would act on behalf of management;
  Services where the auditor is an advocate to the client's position in an adversarial proceeding;
  Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
  Financial information systems design and implementation;
  Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
  Actuarial services;
  Internal audit functions or human resources;
  Broker or dealer, investment advisor, or investment banking services;
  Legal services and expert services unrelated to the audit;
  Tax planning services related to listed, confidential and aggressive transactions;
  Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Board of Directors who are not also officers of the Funds), including the immediate family members of such individuals;
  Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2. (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service. The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting. The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3. The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Management Corporation or an affiliate of Principal Management Corporation that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4. Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5. The Committee shall ensure that the lead and concurring partners of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6. Neither the Funds or Principal Management Corporation may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or Principal Management Corporation proposes to hire or promote the Former Employee. Neither the Funds nor Principal Management Corporation shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or Principal Management Corporation during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or Principal Management Corporation shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7. For persons recently promoted or hired into a financial reporting oversight role (other than members of the Board of Directors who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.	The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Board of Directors of the Principal Funds on March 12, 2013).

(e) (2) Pre-Approval Waivers. There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

August 31, 2012 - $117,422
August 31, 2013 - $108,929

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 10/18/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 10/18/2013

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 10/18/2013